AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks ( 98 .7% ):
Aerospace & Defense ( 1 .1% ):
2,680 Airbus SE $ 358,488
17,862 Austal, Ltd. 21,512
512 Avon Rubber plc 3,857
17,326 Babcock International Group plc* 86,947
6,910 BAE Systems plc 83,866
1,760 Bombardier, Inc., Class B* 61,375
2,289 CAE, Inc.* 53,445
7,684 Chemring Group plc 26,004
283 Dassault Aviation SA 53,224
116 Elbit Systems, Ltd. 23,069
89 FACC AG* 573
1,523 Hensoldt AG 44,925
2,300 Heroux-Devtek, Inc.* 27,130
1,072 INVISIO AB 19,339
865 Kongsberg Gruppen ASA 35,631
13,483 Leonardo SpA 194,286
394 LISI 9,248
4,014 MDA, Ltd.* 34,078
20,239 Melrose Industries plc 115,325
994 MTU Aero Engines AG 180,572
351 OHB SE 15,865
12,902 QinetiQ Group plc 50,125
1,143 Rheinmetall AG 294,650
80,446 Rolls-Royce Holdings plc* 215,613
651 Saab AB, Class B 33,116
1,817 Safran SA 284,056
15,312 Senior plc 30,324
21,100 Singapore Technologies Engineering, Ltd. 60,299
1,082 Thales SA 151,798
2,568,740
Air Freight & Logistics ( 0 .7% ):
2,500 AZ-COM MARUWA Holdings, Inc. 35,577
4,417 bpost SA 24,188
2,607 Cia de Distribucion Integral Logista Holdings SA 66,493
6,355 CTT-Correios de Portugal SA 23,342
10,734 Deutsche Post AG 437,420
1,842 DSV A/S 343,467
6,217 Freightways Group, Ltd. 30,376
1,000 Hamakyorex Co., Ltd. 27,148
107 ID Logistics Group* 28,190
4,998 InPost SA* 57,934
32,923 International Distributions Services plc* 104,621
20,500 Kerry Network, Ltd. 18,296
1,800 Konoike Transport Co., Ltd. 23,282
958 Mainfreight, Ltd. 37,403
900 Mitsui-Soko Holdings Co., Ltd. 25,936
2,600 NIPPON EXPRESS HOLDINGS, INC. 135,678
783 Oesterreichische Post AG 25,701
17,789 PostNL NV 37,915
2,000 Sankyu, Inc. 69,177
900 SBS Holdings, Inc. 16,865
3,900 Senko Group Holdings Co., Ltd. 27,336
5,100 SG Holdings Co., Ltd. 65,327
51,000 Singapore Post, Ltd. 18,079
300 Tonami Holdings Co., Ltd. 9,252
400 Trancom Co., Ltd. 19,643
5,312 Wincanton plc 17,575
Shares Value
Common Stocks, continued
Air Freight & Logistics, continued
2,000 Yamato Holdings Co., Ltd. $ 32,572
1,758,793
Automobile Components ( 3 .6% ):
1,000 Aisan Industry Co., Ltd. 8,943
2,700 Aisin Corp. 101,994
7,300 Akebono Brake Industry Co., Ltd.* 6,836
1,027 AKWEL 17,327
2,478 ARB Corp, Ltd. 49,136
202 Autoneum Holding AG* 26,233
4,597 Bayerische Motoren Werke AG 468,184
1,920 Brembo SpA 23,797
8,700 Bridgestone Corp. 339,135
1,647 Bulten AB 10,498
1,911 CIE Automotive SA 51,702
12,224 Cie Generale des Etablissements Michelin SCA 374,612
1,743 Cie Plastic Omnium SA 28,341
12,732 CIR SpA-Compagnie Industriali* 5,434
1,653 Continental AG 116,772
2,800 Daido Metal Co., Ltd. 10,646
2,400 Daikyonishikawa Corp. 12,920
6,400 Denso Corp. 102,731
11,116 Dometic Group AB(a) 70,285
20,239 Dowlais Group plc 26,449
1,800 Eagle Industry Co., Ltd. 20,388
673 EDAG Engineering Group AG 8,287
1,724 ElringKlinger AG 10,693
1,500 Exco Technologies, Ltd. 8,206
1,700 Exedy Corp. 29,720
2,300 FCC Co., Ltd. 28,937
342 Feintool International Holding AG 7,904
7,092 Forvia* 146,301
1,000 F-Tech, Inc. 5,580
4,000 Futaba Industrial Co., Ltd. 20,439
6,562 Gestamp Automocion SA(a) 27,362
1,400 G-Tekt Corp. 17,040
6,206 GUD Holdings, Ltd. 46,828
232 Hella GmbH & Co. KGaA 16,428
1,600 HI-LEX CORP. 17,138
32,400 Honda Motor Co., Ltd. 364,362
700 H-One Co., Ltd. 4,078
300 Imasen Electric Industrial 1,302
15,200 Isuzu Motors, Ltd. 191,070
19,355 Johnson Electric Holdings, Ltd. 23,790
7,400 JTEKT Corp. 69,792
1,800 Kasai Kogyo Co., Ltd.* 3,088
267 Kendrion NV 3,653
1,800 Koito Manufacturing Co., Ltd. 27,155
25,060 Kongsberg Automotive ASA* 5,250
1,000 KYB Corp. 32,337
1,933 Linamar Corp. 93,127
6,013 Magna International, Inc. 322,278
1,104 Magna International, Inc. 59,185
4,466 Martinrea International, Inc. 41,138
10,100 Mazda Motor Corp. 114,526
14,566 Mercedes-Benz Group AG 1,014,413
2,000 Mitsuba Corp. 10,574
22,500 Mitsubishi Motors Corp. 97,946
2,500 Musashi Seimitsu Industry Co., Ltd. 27,163

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Automobile Components, continued
4,300 NHK SPRING Co., Ltd. $ 32,892
600 Nichirin Co., Ltd. 12,099
2,300 Nifco, Inc. 59,479
2,200 Nippon Seiki Co., Ltd. 17,170
25,600 Nissan Motor Co., Ltd. 112,937
4,500 Niterra Co., Ltd. 101,846
2,700 NOK Corp. 35,828
2,439 Nokian Renkaat Oyj 19,188
2,600 Pacific Industrial Co., Ltd. 24,909
10,683 Pirelli & C SpA(a) 51,362
6,300 Press Kogyo Co., Ltd. 29,032
3,582 PWR Holdings, Ltd. 25,333
5,773 Renault SA 236,343
400 Riken Corp.^ 9,798
1,900 Sanoh Industrial Co., Ltd. 12,651
2,535 Schaeffler AG 14,615
1,000 Seiren Co., Ltd. 15,668
2,400 Shoei Co., Ltd. 36,720
2,900 Stanley Electric Co., Ltd. 45,812
16,532 Stellantis NV 317,054
13,400 Subaru Corp. 260,338
12,700 Sumitomo Electric Industries, Ltd. 152,958
2,900 Sumitomo Riko Co., Ltd. 21,680
6,500 Sumitomo Rubber Industries, Ltd. 71,758
5,600 Suzuki Motor Corp. 225,236
300 T RAD Co., Ltd. 4,502
1,400 Tachi-S Co., Ltd. 15,882
800 Taiho Kogyo Co., Ltd. 4,808
8,119 TI Fluid Systems plc(a) 12,151
2,500 Tokai Rika Co., Ltd. 39,186
2,500 Topre Corp. 28,363
3,200 Toyo Tire Corp. 49,254
1,700 Toyoda Gosei Co., Ltd. 36,504
2,200 Toyota Boshoku Corp. 40,106
59,520 Toyota Motor Corp. 1,069,674
1,500 TPR Co., Ltd. 18,309
2,800 TS Tech Co., Ltd. 31,592
2,000 Unipres Corp. 15,498
9,310 Valeo 159,465
842 Vitesco Technologies Group AG* 68,381
9,185 Volvo Car AB, Class B* 37,130
7,800 Yamaha Motor Co., Ltd. 204,970
4,300 Yokohama Rubber Co., Ltd. (The) 89,458
600 Yorozu Corp. 3,799
8,641,191
Automobiles ( 0 .4% ):
9,587 Aston Martin Lagonda Global Holdings plc*(a) 33,393
865 Dr Ing hc F Porsche AG(a) 81,344
398 Ferrari NV 117,281
488 Ferrari NV 144,224
298 Knaus Tabbert AG 16,390
2,700 Nissan Shatai Co., Ltd. 15,436
8,981 Piaggio & C SpA 28,667
23,341 Stellantis NV 447,394
294 Trigano SA 39,817
606 Volkswagen AG 79,855
1,003,801
Banks ( 8 .8% ):
1,900 77 Bank, Ltd. (The) 40,137
Shares Value
Common Stocks, continued
Banks, continued
6,117 ABN AMRO Bank NV(a) $ 86,604
536 Addiko Bank AG 7,201
36,960 AIB Group plc 166,414
1,500 Akita Bank, Ltd. (The) 20,245
2,146 Aktia Bank Oyj 20,639
19,608 ANZ Group Holdings, Ltd. 322,530
3,500 Aozora Bank, Ltd.^ 71,359
3,450 Auswide Bank, Ltd. 11,653
1,000 Awa Bank, Ltd. (The) 15,365
195 Banca Monte dei Paschi di Siena SpA* 496
19,969 Banca Popolare di Sondrio SCPA 102,862
61,495 Banco Bilbao Vizcaya Argentaria SA 500,657
37,367 Banco Bilbao Vizcaya Argentaria SA, ADR 300,804
63,397 Banco BPM SpA 302,392
374,521 Banco Comercial Portugues SA, Class R* 102,743
157,448 Banco de Sabadell SA 182,349
140,122 Banco Santander SA 532,022
10,471 Bank Hapoalim BM 93,164
24,597 Bank Leumi Le-Israel BM 203,512
30,859 Bank of East Asia, Ltd. (The) 38,181
974 Bank of Georgia Group plc 43,645
39,103 Bank of Ireland Group plc 383,924
900 Bank of Iwate, Ltd. (The) 15,712
1,700 Bank of Kyoto, Ltd. (The) 95,831
1,895 Bank of Montreal 159,877
4,062 Bank of Montreal 342,711
500 Bank of Nagoya, Ltd. (The) 17,366
4,166 Bank of Nova Scotia (The) 186,751
8,317 Bank of Nova Scotia (The) 379,172
18,984 Bank of Queensland, Ltd. 70,006
2,000 Bank of The Ryukyus, Ltd. 15,261
21,179 Bankinter SA 134,990
71 Banque Cantonale de Geneve 16,833
1,029 Banque Cantonale Vaudoise, Registered Shares 107,978
11,277 Barclays plc, ADR 87,848
196,917 Barclays plc 381,323
1,622 BAWAG Group AG(a) 74,506
16,528 Bendigo & Adelaide Bank, Ltd. 95,105
207 Berner Kantonalbank AG 54,416
5,480 BNP Paribas SA 348,825
35,542 BOC Hong Kong Holdings, Ltd. 96,920
46,769 BPER Banca 142,638
53,120 CaixaBank SA 212,444
4,194 Canadian Imperial Bank of Commerce 161,911
5,363 Canadian Imperial Bank of Commerce 207,065
4,227 Canadian Western Bank 87,584
5,000 Chiba Bank, Ltd. (The) 36,274
3,300 Chugin Financial Group, Inc. 24,616
6,677 Close Brothers Group plc 71,774
3,381 Collector Bank AB* 10,921
15,567 Commerzbank AG 177,577
8,906 Commonwealth Bank of Australia 567,347
16,100 Concordia Financial Group, Ltd. 73,181
8,122 Credit Agricole SA 99,932
2,729 Credito Emiliano SpA 22,429
16,000 Dah Sing Banking Group, Ltd. 10,553
5,600 Dah Sing Financial Holdings, Ltd. 11,826
1,900 Daishi Hokuetsu Financial Group, Inc. 48,068
10,300 Danske Bank A/S 239,959

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Banks, continued
14,092 DBS Group Holdings, Ltd. $ 346,098
5,279 DNB Bank ASA 106,356
1,600 Ehime Bank, Ltd. (The) 10,488
830 EQB, Inc. 46,081
4,763 Erste Group Bank AG 164,516
650 FIDEA Holdings Co., Ltd. 6,951
6,825 FinecoBank Banca Fineco SpA 82,852
3,600 First Bank of Toyama, Ltd. (The)^ 22,503
1,329 First International Bank Of Israel, Ltd. (The) 57,034
1,000 Fukui Bank, Ltd. (The) 10,394
3,100 Fukuoka Financial Group, Inc. 73,930
7,200 Gunma Bank, Ltd. (The) 33,454
9,200 Hachijuni Bank, Ltd. (The) 50,856
4,005 Hang Seng Bank, Ltd. 49,753
25,644 Heartland Group Holdings Npv 27,349
5,200 Hirogin Holdings, Inc. 31,876
1,000 Hokkoku Financial Holdings, Inc. 34,778
4,500 Hokuhoku Financial Group, Inc. 48,163
60,883 HSBC Holdings plc 476,881
14,784 HSBC Holdings plc, ADR 583,377
9,400 Hyakugo Bank, Ltd. (The) 33,691
1,000 Hyakujushi Bank, Ltd. (The) 17,495
3 Hypothekarbank Lenzburg AG, Class R 13,639
23,474 ING Groep NV 310,054
71,373 Intesa Sanpaolo SpA 183,389
22,975 Israel Discount Bank, Ltd., Class A 124,101
5,400 Iyogin Holdings, Inc. 38,868
4,200 Japan Post Bank Co,m Ltd, 36,495
620 Jimoto Holdings, Inc. 1,784
1,200 Juroku Financial Group, Inc. 29,955
1,487 Jyske Bank A/S* 108,680
7,716 KBC Group NV 481,007
5,800 Keiyo Bank, Ltd. (The) 26,732
400 Kita-Nippon Bank, Ltd. (The) 6,221
2,500 Kiyo Bank, Ltd. (The) 25,047
10,290 Kyushu Financial Group, Inc. 52,887
1,296 Laurentian Bank of Canada 28,886
562 Liechtensteinische Landesbank AG 40,238
109,681 Lloyds Banking Group plc, ADR 233,620
235,693 Lloyds Banking Group plc 126,892
583 Luzerner Kantonalbank AG, Registered Shares* 47,470
27,470 Mebuki Financial Group, Inc. 75,769
11,906 Mediobanca Banca di Credito Finanziario SpA 157,565
72,300 Mitsubishi UFJ Financial Group, Inc. 613,326
800 Miyazaki Bank, Ltd. (The) 14,866
1,478 Mizrahi Tefahot Bank, Ltd. 53,537
15,980 Mizuho Financial Group, Inc. 270,712
1,300 Musashino Bank, Ltd. (The) 23,984
5,245 MyState, Ltd. 10,413
1,300 Nanto Bank, Ltd. (The) 23,051
28,191 National Australia Bank, Ltd. 526,147
6,732 National Bank of Canada 447,263
12,364 NatWest Group plc, ADR 72,082
35,666 NatWest Group plc 102,036
4,800 Nishi-Nippon Holdings, Inc. 54,576
14,112 Nordea Bank Abp 155,125
7,280 Nordea Bank Abp 79,819
7,300 North Pacific Bank, Ltd. 17,535
1,800 Ogaki Kyoritsu Bank, Ltd. (The) 24,971
Shares Value
Common Stocks, continued
Banks, continued
1,000 Oita Bank, Ltd. (The) $ 18,179
820 Okinawa Financial Group, Inc. 13,359
18,446 Oversea-Chinese Banking Corp., Ltd. 172,313
5,215 Permanent TSB Group Holdings plc* 11,859
1,522 Procrea Holdings, Inc. 19,944
28,000 Public Financial Holdings, Ltd. 6,572
4,183 Raiffeisen Bank International AG 60,716
31,675 Resona Holdings, Inc. 175,083
1,300 Ringkjoebing Landbobank A/S 187,907
4,550 Royal Bank of Canada 397,677
7,631 Royal Bank of Canada 667,255
1,190 San Ju San Financial Group, Inc. 14,727
6,200 San-In Godo Bank, Ltd. (The) 40,187
11,600 Senshu Ikeda Holdings, Inc. 24,894
24,900 Seven Bank, Ltd. 51,667
1,300 Shiga Bank, Ltd. (The) 30,335
1,000 Shikoku Bank, Ltd. (The) 6,801
400 Shimizu Bank, Ltd. (The) 4,311
6,600 Shizuoka Financial Group, Inc. 53,686
12,683 Skandinaviska Enskilda Banken AB, Class A 151,118
11,484 Societe Generale SA 277,763
3,454 Spar Nord Bank A/S 53,570
2,034 SpareBank 1 Sorost-Norge 9,701
3,098 Sparebank 1 Sr-Bank ASA 35,547
523 Sparekassen Sjaelland-Fyn A/S 14,625
119 St. Galler Kantonalbank AG 64,884
36,353 Standard Chartered plc 335,917
8,200 Sumitomo Mitsui Financial Group, Inc. 402,044
2,200 Sumitomo Mitsui Trust Holdings, Inc. 82,641
8,000 Suruga Bank, Ltd. 33,936
9,765 Svenska Handelsbanken AB, Class A 86,832
6,063 Swedbank AB, Class A 111,657
2,815 Sydbank A/S 134,066
1,470 TBC Bank Group plc 53,313
6,500 Toho Bank, Ltd. (The) 12,244
1,100 Tokyo Kiraboshi Financial Group, Inc. 33,134
7,500 TOMONY Holdings, Inc. 23,154
4,977 Toronto-Dominion Bank (The) 299,881
5,540 Toronto-Dominion Bank (The) 333,840
2,100 Towa Bank, Ltd. (The) 8,829
6,200 Tsukuba Bank, Ltd. 10,969
69,079 Unicaja Banco SA(a) 74,108
13,825 UniCredit SpA 330,777
11,127 United Overseas Bank, Ltd. 231,684
743 Valiant Holding AG 76,990
30,944 Vestjysk Bank A/S^ 17,761
54,554 Virgin Money UK plc 111,992
239 Walliser Kantonalbank 29,761
22,910 Westpac Banking Corp. 311,177
1,600 Yamagata Bank, Ltd. (The) 12,110
3,900 Yamaguchi Financial Group, Inc. 34,124
1,800 Yamanashi Chuo Bank, Ltd. (The) 20,034
6 Zuger Kantonalbank AG 50,882
21,218,583
Beverages ( 1 .1% ):
1,669 A.G. Barr plc 9,980
1,900 Andrew Peller, Ltd., Class A 5,890
6,975 Anheuser-Busch InBev SA 384,047
2,700 Asahi Group Holdings, Ltd. 100,958

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares
Common Stocks, continued
Beverages, continued
9,774 Britvic plc $ 103,678
14,400 Budweiser Brewing Co. APAC, Ltd.(a) 28,256
14,772 C&C Group plc 25,004
1,608 Carlsberg AS, Class B 202,662
4,300 Coca-Cola Bottlers Japan Holdings, Inc. 56,210
3,112 Coca-Cola Europacific Partners plc 194,991
1,524 Coca-Cola HBC AG 41,704
1,957 David Campari-Milano NV, Class M 23,064
2,039 Diageo plc, ADR 304,178
8,372 Diageo plc 308,699
812 Fevertree Drinks plc 11,829
1,672 Heineken NV 147,062
1,000 Ito En, Ltd. 32,161
2,300 Kirin Holdings Co., Ltd. 32,264
109 Laurent-Perrier 13,772
653 Olvi Oyj 20,794
814 Pernod Ricard SA 135,481
2,850 Primo Water Corp. 39,368
1,600 Primo Water Corp. 22,080
91 Remy Cointreau SA 11,085
1,827 Royal Unibrew A/S 140,701
800 Sapporo Breweries, Ltd. 25,456
2,800 Suntory Beverage & Food, Ltd. 85,396
7,000 Takara Holdings, Inc. 56,226
11,030 Treasury Wine Estates, Ltd. 87,383
2,650,379
Biotechnology ( 0 .3% ):
24,100 AnGes, Inc.*^ 15,621
86 Argenx SE* 41,804
418 Basilea Pharmaceutica REG, Registered Shares* 18,709
1,271 Bavarian Nordic A/S* 28,528
1,455 BioGaia AB, B Shares 13,416
760 Clinuvel Pharmaceuticals, Ltd. 7,166
931 CSL, Ltd. 149,966
765 Galapagos NV* 26,381
617 Genmab A/S* 218,383
1,500 GNI Group, Ltd.* 20,677
2,347 Grifols SA* 30,384
5,747 Knight Therapeutics, Inc.* 19,042
6,442 Mesoblast, Ltd.* 1,593
2,600 Peptidream, Inc.* 27,997
176 Pharma Mar SA 5,956
9,303 Pharming Group NV* 11,901
4,999 PureTech Health plc* 11,026
3,110 Swedish Orphan Biovitrum AB* 63,635
2,800 Takara Bio, Inc. 25,898
1,652 Vitrolife AB 22,243
1,155 Zealand Pharma A/S* 49,970
810,296
Broadline Retail ( 0 .9% ):
1,600 ASKUL Corp. 20,933
29,631 B&M European Value Retail SA 211,646
1,900 Belluna Co., Ltd. 8,542
1,759 Canadian Tire Corp., Ltd., Class A 189,163
4,097 Dollarama, Inc. 282,304
6,374 Europris ASA(a) 35,566
24,372 Harvey Norman Holdings, Ltd.^ 60,597
5,100 Isetan Mitsukoshi Holdings, Ltd. 59,069
1,000 Izumi Co., Ltd. 26,480
Shares Value
Common Stocks, continued
Broadline Retail, continued
9,100 J. Front Retailing Co., Ltd. $ 93,071
2,000 Mercari, Inc.* 43,042
30,000 Metro Holdings, Ltd. 12,092
47,139 Myer Holdings, Ltd.^ 17,275
1,879 Next plc 166,712
5,500 Pan Pacific International Holdings Corp. 115,515
7,183 Prosus NV* 211,651
1,591 Puuilo Oyj 13,547
6,100 Rakuten Group, Inc. 24,985
6,800 Ryohin Keikaku Co., Ltd. 87,864
2,200 Seria Co., Ltd. 32,409
4,500 Takashimaya Co., Ltd. 65,641
24,280 THG plc* 20,575
2,195 Tokmanni Group Corp. 30,504
3,646 Warehouse Group, Ltd. (The) 3,782
7,709 Wesfarmers, Ltd. 261,837
4,000 Wing On Company International, Ltd. 6,334
2,101,136
Building Products ( 1 .2% ):
5,900 AGC, Inc. 207,202
2,028 Arbonia AG 18,638
3,060 Assa Abloy AB, Class B 66,686
225 Belimo Holding AG, Class R 106,674
2,400 Bunka Shutter Co., Ltd. 17,753
1,517 Carel Industries SpA(a) 36,357
1,800 Central Glass Co., Ltd. 35,696
8,839 Cie de Saint-Gobain 529,459
1,200 Daikin Industries, Ltd. 188,287
130 dormakaba Holding AG 63,915
17,426 Fletcher Building, Ltd. 49,053
491 Geberit AG, Registered Shares 245,189
5,784 Genuit Group plc 23,175
12,753 GWA Group, Ltd. 15,039
7,079 Inrom Construction Industries, Ltd. 21,872
2,938 Inwido AB 29,516
5,198 James Halstead plc 13,102
2,570 Kingspan Group plc 191,566
2,801 Lindab International AB 40,945
8,200 Lixil Corp. 95,466
687 LU-VE SpA 15,681
1,773 Munters Group AB(a) 22,693
2,170 Nibe Industrier AB, Class B 14,146
2,400 Nichias Corp. 48,991
1,100 Nichiha Corp. 21,648
4,900 Nippon Sheet Glass Co., Ltd.* 26,505
1,400 Nitto Boseki Co., Ltd. 32,609
2 Norcros plc 4
1,552 Nordic Waterproofing Holding AB 23,098
1,500 Noritz Corp. 15,912
1,400 Okabe Co., Ltd. 7,050
27,554 Reliance Worldwide Corp., Ltd. 68,737
233 ROCKWOOL A/S, Class B 56,227
238 Rockwool International A/S, Class A 57,455
1,900 Sankyo Tateyama, Inc. 11,972
6,000 Sanwa Holdings Corp. 79,741
47 Schweiter Technologies AG 29,956
700 Sekisui Jushi Corp. 11,165
900 Shin Nippon Air Technologies Co., Ltd. 14,511
1,800 Sinko Industries, Ltd. 26,618

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Building Products, continued
3,824 Systemair AB $ 24,009
1,800 Takara Standard Co., Ltd. 22,278
1,400 Takasago Thermal Engineering Co., Ltd. 27,214
1,500 TOTO, Ltd. 38,751
7,093 Tyman plc 24,914
2,185 Uponor Oyj 65,722
3,919 Volution Group plc 17,220
59,367 Xinyi Glass Holdings, Ltd. 77,137
533 Zehnder Group AG 31,304
2,908,858
Capital Markets ( 2 .8% ):
14,575 3i Group plc 366,799
24,792 ABG Sundal Collier Holding ASA 11,906
59,785 abrdn plc 112,987
3,200 AGF Management, Ltd. 16,847
1,600 Aizawa Securities Co., Ltd. 10,764
8,821 AJ Bell plc 29,429
903 Altamir 23,868
912 Amundi SA(a) 51,143
7,128 Anima Holding SpA(a) 29,854
13,034 Ashmore Group plc 29,855
1,186 ASX, Ltd. 43,286
2,855 Avanza Bank Holding AB 49,279
2,228 Azimut Holding SpA 48,579
1,895 Banca Generali SpA 66,948
521 Bellevue Group AG 11,757
5,672 Bridgepoint Group plc, Registered Shares(a) 13,313
7,800 Brookfield Corp. 243,919
614 Brookfield Corp. 19,200
1,962 Bure Equity AB 39,109
2,497 Canaccord Genuity Group, Inc. 14,819
6,882 CI Financial Corp. 78,342
120 Cie Financiere Tradition SA 15,286
5,668 CMC Markets PLC(a) 7,254
19,800 Daiwa Securities Group, Inc. 114,261
25,588 Deutsche Bank AG 282,514
5,196 Deutsche Bank AG, Registered Shares 57,104
552 Deutsche Beteiligungs AG 18,375
1,217 Deutsche Boerse AG 210,324
1,167 DWS Group GmbH Co. KGaA(a) 39,715
4,307 EFG International AG 48,884
170 eQ Oyj 3,139
853 EQT Holdings, Ltd. 15,277
1,799 Euronext NV(a) 125,178
4,000 Fiera Capital Corp. 16,553
3,587 flatexDEGIRO AG* 31,448
838 Flow Traders, Ltd. 15,595
10,649 GAM Holding AG* 5,242
2,674 Georgia Capital plc* 32,082
896 Gimv NV 39,137
2,400 GMO Financial Holdings, Inc. 11,656
1,175 Guardian Capital Group, Ltd., Class A 37,203
142,000 Guotai Junan International Hol 11,022
148,767 Haitong International Securities* 13,438
10,076 Hargreaves Lansdown plc 94,512
8,394 Hong Kong Exchanges & Clearing, Ltd. 312,954
1,131 HUB24, Ltd. 23,562
5,100 iFAST Corp., Ltd. 20,888
13,629 IG Group Holdings plc 106,498
Shares Value
Common Stocks, continued
Capital Markets, continued
1,732 IGM Financial, Inc. $ 43,935
4,298 Impax Asset Management Group plc 23,913
26,331 Insignia Financial, Ltd. 40,874
6,881 IntegraFin Holdings plc 19,820
6,092 Intermediate Capital Group plc 102,630
14,474 Investec plc 84,383
49,718 IP Group plc 32,143
1,700 IwaiCosmo Holdings, Inc. 19,864
1,300 JAFCO Group Co., Ltd. 14,243
7,500 Japan Exchange Group, Inc. 139,125
5,624 Julius Baer Group, Ltd. 360,517
17,082 Jupiter Fund Management plc 20,007
800 Kyokuto Securities Co., Ltd. 4,971
2,122 Liontrust Asset Management plc 15,570
1,458 London Stock Exchange Group plc 146,340
500 M&A Capital Partners Co., Ltd. 8,960
1,600 Macquarie Group, Ltd. 172,119
3,050 Magellan Financial Group, Ltd. 18,061
42,213 Man Group plc 114,675
2,300 Marusan Securities Co., Ltd. 12,884
1,180,000 Mason Group Holdings, Ltd.* 4,828
6,300 Matsui Securities Co., Ltd.^ 34,605
2,900 Mito Securities Co., Ltd. 8,844
3,035 MLP SE 15,451
5,700 Monex Group, Inc. 21,262
4,905 Navigator Global Investments, Ltd. 4,250
5,471 Netwealth Group, Ltd. 52,975
17,199 Ninety One plc 35,546
43,100 Nomura Holdings, Inc. 172,826
1,900 Nordnet AB Publ 24,984
16,464 NZX, Ltd. 10,486
7,300 Okasan Securities Group, Inc. 33,931
269 Partners Group Holding AG 302,775
1,598 Perpetual, Ltd. 21,575
4,165 Pinnacle Investment Management Group, Ltd. 24,062
11,593 Platinum Asset Management, Ltd. 9,675
2,595 Polar Capital Holdings plc 14,708
38,911 Quilter plc(a) 40,694
1,470 Rathbones Group plc 31,116
9,785 Ratos AB, Class B 29,105
3,700 SBI Holdings, Inc. 77,893
10,425 Schroders plc 51,517
11,400 Singapore Exchange, Ltd. 81,144
840 Sparx Group Co., Ltd. 8,465
700 Sprott, Inc. 21,323
5,100 St James's Place plc 51,434
700 Strike Co., Ltd. 15,645
420 Swissquote Group Holding SA, Registered Shares 76,692
2,584 Tamburi Investment Partners SP 22,899
4,279 Tel Aviv Stock Exchange, Ltd.* 24,591
1,383 Tikehau Capital SCA 30,467
2,055 TMX Group, Ltd. 44,169
8,500 Tokai Tokyo Financial Holdings, Inc. 27,574
4,000 Toyo Securities Co., Ltd. 8,588
37,521 TP ICAP Group plc 77,244
22,703 UBS Group AG 561,318
192 UBS Group AG 4,736
21,420 UOB-Kay Hian Holdings, Ltd. 22,119
22,000 Value Partners Group, Ltd. 6,895

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Capital Markets, continued
1,528 Van Lanschot Kempen NV $ 40,974
1,065 Vontobel Holding AG, Class A 63,394
245 VP Bank AG, Class A 23,538
393 VZ Holding AG 41,016
6,693,471
Chemicals ( 3 .6% ):
900 Achilles Corp. 8,675
1,800 Aica Kogyo Co., Ltd. 40,182
1,597 Air Liquide SA 269,085
6,800 Air Water, Inc. 84,726
3,405 Akzo Nobel NV 245,686
700 Arakawa Chemical Industries, Ltd. 4,762
2,166 Arkema SA 213,555
22,100 Asahi Kasei Corp. 138,934
1,100 ASAHI YUKIZAI Corp. 27,170
9,319 BASF SE 422,954
1,939 Borregaard ASA 28,602
400 C Uyemura & Co., Ltd. 25,227
52,400 China Sunsine Chemical Holdings, Ltd. 15,679
2,229 Chr Hansen Holding A/S 136,370
2,200 Chugoku Marine Paints, Ltd. 19,936
1,600 CI Takiron Corp. 6,144
4,288 Clariant AG 67,761
839 Corbion NV 16,688
5,228 Covestro AG*(a) 282,148
885 Croda International plc 53,041
1,000 Dai Nippon Toryo Co., Ltd. 6,488
10,500 Daicel Corp. 87,834
900 Dainichiseika Color & Chemical 13,676
3,200 Denka Co., Ltd. 57,863
3,300 DIC Corp. 53,606
2,257 DSM-Firmenich AG 190,634
18,377 Elementis plc* 27,723
13,127 Elkem ASA(a) 26,576
57 EMS-Chemie Holding AG 38,675
8,516 Ercros SA 27,076
9,485 Essentra plc 18,717
7,616 Evonik Industries AG 139,456
1,150 FUCHS PETROLUB SE 36,887
2,052 FUCHS PETROLUB SE 79,901
1,500 Fujimi, Inc. 30,125
300 Fujimori Kogyo Co., Ltd. 7,452
700 Fuso Chemical Co., Ltd. 18,389
62 Givaudan SA, Registered Shares 203,010
200 Gurit Holding AG* 20,264
4,898 Hexpol AB 43,248
700 Hodogaya Chemical Co., Ltd. 14,888
7,397 ICL Group, Ltd. 40,975
71,308 Incitec Pivot, Ltd. 143,867
1,500 Ishihara Sangyo Kaisha, Ltd. 14,852
1,000 JCU Corp. 20,666
5,147 Johnson Matthey plc 102,056
700 JSP Corp. 9,566
1,200 JSR Corp. 32,212
1,900 Kaneka Corp. 49,323
1,300 Kansai Paint Co., Ltd. 18,582
3,300 Kanto Denka Kogyo Co., Ltd. 19,286
600 KeePer Technical Laboratory Co., Ltd. 23,376
1,600 KEIWA, Inc. 15,135
Shares Value
Common Stocks, continued
Chemicals, continued
2,983 Kemira Oyj $ 46,422
1,400 KH Neochem Co, Ltd. 21,484
1,500 Koatsu Gas Kogyo Co., Ltd. 7,594
1,000 Konishi Co., Ltd. 15,248
3,400 Kumiai Chemical Industry Co., Ltd. 25,046
11,400 Kuraray Co., Ltd. 135,081
600 Kureha Corp. 33,389
2,747 LANXESS AG 69,886
549 Lenzing AG* 22,543
1,300 Lintec Corp. 20,803
400 MEC Co., Ltd. 9,896
929 Methanex Corp. 41,851
1,600 Methanex Corp. 72,112
42,800 Mitsubishi Chemical Group Corp. 269,785
4,600 Mitsubishi Gas Chemical Co., Inc. 61,918
6,100 Mitsui Chemicals, Inc. 158,136
12,400 Nanofilm Technologies International, Ltd. 8,506
800 Nihon Kagaku Sangyo Co., Ltd. 5,907
2,300 Nihon Nohyaku Co., Ltd. 10,107
2,600 Nihon Parkerizing Co., Ltd. 19,224
600 Nippon Chemical Industrial Co., Ltd. 7,846
3,100 Nippon Kayaku Co., Ltd. 25,906
2,100 Nippon Paint Holdings Co., Ltd. 14,124
1,400 Nippon Pillar Packing Co., Ltd. 36,537
3,100 Nippon Sanso Holdings Corp. 73,482
700 Nippon Shokubai Co., Ltd. 25,426
800 Nippon Soda Co., Ltd. 29,434
1,900 Nissan Chemical Corp. 80,779
2,400 Nitto Denko Corp. 157,356
2,100 NOF Corp. 83,940
4,205 Novozymes A/S, B Shares 169,548
16,188 Nufarm, Ltd. 49,432
6,510 Nutrien, Ltd. 402,076
3,137 Nutrien, Ltd. 193,741
2,984 OCI NV 82,989
500 Okamoto Industries, Inc. 16,958
600 Okura Industrial Co., Ltd. 10,405
14,912 Orica, Ltd. 149,702
900 Osaka Organic Chemical Industry, Ltd. 15,196
700 Osaka Soda Co., Ltd. 30,034
1,958 Recticel SA 19,384
6,500 Resonac Holdings Corp. 108,883
2,800 Riken Technos Corp. 13,389
500 Sakai Chemical Industry Co., Ltd. 6,919
2,400 Sakata INX Corp. 20,672
700 Sanyo Chemical Industries, Ltd. 19,177
900 Sekisui Plastics Co., Ltd. 2,787
1,100 Shikoku Chemicals Corp. 12,154
18,100 Shin-Etsu Chemical Co., Ltd. 525,412
1,800 Shin-Etsu Polymer Co., Ltd. 16,106
289 Sika AG, Registered Shares 73,269
1,125 SOL SpA 31,846
3,355 Solvay SA, Class A 371,050
400 Stella Chemifa Corp. 8,307
900 Sumitomo Bakelite Co., Ltd. 39,244
21,900 Sumitomo Chemical Co., Ltd. 59,618
300 Sumitomo Seika Chemicals Co. Ltd. 9,090
275 Symrise AG 26,264
655 Synthomer plc 1,852

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Chemicals, continued
700 T Hasegawa Co., Ltd. $ 14,270
1,200 T&K Toka Co., Ltd. 11,508
1,800 Taiyo Holdings Co., Ltd. 30,859
600 Takasago International Corp. 12,079
2,100 Tanaka Chemical Corp.* 17,946
600 Tayca Corp. 5,496
6,900 Teijin, Ltd. 67,064
500 Tenma Corp. 7,981
625 Tessenderlo Group SA 18,034
2,400 Toagosei Co., Ltd. 21,572
7,500 Tokai Carbon Co., Ltd. 58,729
2,200 Tokuyama Corp. 34,577
600 Tokyo Ohka Kogyo Co., Ltd. 35,681
20,600 Toray Industries, Inc. 107,166
4,700 Tosoh Corp. 60,288
1,200 Toyo Ink SC Holdings Co., Ltd. 18,766
3,400 Toyobo Co., Ltd. 24,566
2,500 UBE Corp. 42,161
6,147 Umicore SA 145,752
700 Valqua, Ltd. 19,378
2,109 Victrex plc 36,108
657 Wacker Chemie AG 94,242
1,938 Yara International ASA 73,419
4,100 Zeon Corp. 42,860
8,815,483
Commercial Services & Supplies ( 1 .1% ):
800 AEON Delight Co., Ltd. 17,609
63,393 AMA Group, Ltd.*^ 1,710
1,755 Befesa SA(a) 53,633
896 Bilfinger SE 30,716
1,670 Black Diamond Group, Ltd. 8,854
600 Boyd Group Services, Inc. 106,706
20,065 Brambles, Ltd. 184,628
3,798 Bravida Holding AB(a) 28,002
200 Calian Group, Ltd. 7,515
1,939 Caverion Oyj 17,651
300 Central Security Patrols Co., Ltd. 6,268
338 Cewe Stiftung & Co. KGAA 31,494
45,478 Cleanaway Waste Management, Ltd. 70,518
3,808 Coor Service Management Holding AB(a) 15,475
2,400 CTS Co., Ltd. 11,224
2,500 Dai Nippon Printing Co., Ltd. 65,032
1,100 Daiseki Co., Ltd. 29,408
6,041 De La Rue plc* 4,574
3,731 Derichebourg SA 18,763
2,180 Dexterra Group, Inc. 9,182
262 DO & CO AG 28,742
25,522 Downer EDI, Ltd. 67,413
1,100 Duskin Co., Ltd. 23,841
7,916 Elis SA 139,287
300 GDI Integrated Facility Services, Inc.* 8,504
1,600 GFL Environmental, Inc. 50,812
435 GL Events 7,504
900 Inaba Seisakusho Co., Ltd. 9,305
2,297 Intrum AB 13,464
1,400 Inui Global Logistics Co., Ltd.^ 12,344
6,544 ISS A/S 100,443
1,800 Itoki Corp. 18,151
1,900 Japan Elevator Service Holdings Co., Ltd. 27,888
Shares Value
Common Stocks, continued
Commercial Services & Supplies, continued
14,225 Johnson Service Group plc $ 23,342
1,700 Kokuyo Co., Ltd. 26,965
400 Kyodo Printing Co., Ltd. 8,389
2,302 Lassila & Tikanoja Oyj 23,696
2,739 Loomis AB 73,573
700 Matsuda Sangyo Co., Ltd. 11,096
5,449 Mears Group plc 18,321
39,904 Mitie Group plc 50,030
2,000 Mitsubishi Pencil Co., Ltd. 25,658
1,400 NAC Co., Ltd. 9,068
15,900 Nippon Parking Development Co., Ltd. 22,692
1,600 Okamura Corp. 24,189
1,100 Oyo Corp. 18,337
3,300 Park24 Co., Ltd.* 41,794
1,100 Pilot Corp. 37,742
2,400 Prestige International, Inc. 9,892
22,243 Prosegur Cash SA(a) 13,828
13,654 Prosegur Cia de Seguridad SA 22,030
981 RB Global, Inc. 61,427
4,183 Renewi plc* 37,332
12,143 Rentokil Initial plc 90,004
900 Sato Holdings Corp. 12,705
952 Sdiptech AB* 19,202
95 Seche Environnement SA 11,055
700 Secom Co., Ltd. 47,477
7,485 Securitas AB, Class B 59,114
26,399 Serco Group plc 47,859
3,154 Smart Metering Systems plc 23,930
895 Societe BIC SA 59,040
11,000 Sohgo Security Services Co., Ltd. 66,376
4,783 SPIE SA^ 139,088
700 Studio Alice Co., Ltd. 9,724
1,300 Takara & Co., Ltd. 21,454
1,817 Takkt AG 24,662
3,880 TOPPAN Holdings, Inc. 92,743
2,000 TRE Holdings Corp. 16,116
418 Waste Connections, Inc. 56,137
800 Waste Connections, Inc. 107,427
2,690,174
Communications Equipment ( 0 .2% ):
2,301 ADTRAN Holdings, Inc. 18,937
485 ADVA Optical Networking SE* 10,279
700 Aiphone Co., Ltd. 14,015
700 DKK Co., Ltd. 11,177
700 Evertz Technologies, Ltd. 6,443
1,320 HMS Networks AB 48,062
500 Icom, Inc. 11,140
23,787 Nokia Oyj, ADR 88,963
40,815 Nokia Oyj 153,481
10,200 Quarterhill, Inc. 10,965
418 RTX A/S* 4,953
10,363 Spirent Communications plc 17,376
684 Telefonaktiebolaget LM Ericsson, Class A 3,430
25,659 Telefonaktiebolaget LM Ericsson, Class B^ 124,671
510 Vantiva SA* 83
5,700 VTech Holdings, Ltd. 34,127
558,102
Construction & Engineering ( 1 .9% ):
705 Ackermans & Van Haaren NV 106,578

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Construction & Engineering, continued
4,731 ACS Actividades de Construccion y Servicios SA $ 170,345
3,353 Aecon Group, Inc. 28,022
1,375 AF Gruppen ASA 15,995
600 Asanuma Corp. 14,411
1,130 Ashtrom Group, Ltd. 15,406
1,410 Badger Infrastructure Solutions, Ltd. 36,016
16,103 Balfour Beatty plc 62,821
1,400 Bird Construction, Inc. 10,607
16,800 Boustead Singapore, Ltd. 10,429
6,254 Bouygues SA 218,484
209 Burkhalter Holding AG 20,019
4,600 Chiyoda Corp.* 11,654
1,700 Chudenko Corp. 27,471
494 Cie d'Entreprises CFE SA 3,655
2,621 COMSYS Holdings Corp. 54,793
6,098 Costain Group plc 4,232
500 CTI Engineering Co., Ltd. 15,027
1,000 Dai-Dan Co., Ltd. 9,932
900 Daiho Corp. 23,754
335 Dredging Environmental Marine Engineering NV 36,791
3,135 Eiffage SA 297,750
2,783 Elecnor SA 43,380
44 Electra, Ltd./Israel 16,882
7,737 Eltel AB*(a) 4,830
37,002 Empresas ICA SAB de C.V.*(b) —
3,700 EXEO Group, Inc. 75,832
924 Ferrovial SE 28,170
2,182 Fomento de Construcciones y Contratas SA 27,500
440 Fudo Tetra Corp. 5,907
4,855 Fugro NV* 74,606
200 Fukuda Corp. 6,494
4,363 Galliford Try Holdings plc 12,964
6,000 Hazama Ando Corp. 46,834
1,929 Heijmans NV 21,776
600 Hibiya Engineering, Ltd. 9,378
1,127 HOCHTIEF AG 114,037
783 Implenia AG, Registered Shares 25,701
8,136 INFRONEER Holdings, Inc. 83,927
5,765 Instalco AB 17,086
700 Integrated Design & Engineering Holdings Co., Ltd.* 16,721
4,600 JGC Holdings Corp. 63,969
5,838 Johns Lyng Group, Ltd. 24,484
5,300 Kajima Corp. 86,263
3,000 Kandenko Co., Ltd. 27,637
3,807 Keller Group plc 34,785
19,638 Kier Group plc* 27,486
2,500 Kinden Corp. 36,387
15,900 Koninklijke BAM Groep NV 33,715
1,600 Kumagai Gumi Co., Ltd. 37,731
9,546 Maire Tecnimont SpA 39,194
31,500 MECOM Power And Construction, Ltd.* 1,808
1,700 Meisei Industrial Co., Ltd. 11,495
3,300 MIRAIT ONE corp. 43,407
1,475 Monadelphous Group, Ltd. 13,440
1,922 Morgan Sindall Group plc 48,025
11,996 Mota-Engil SGPS SA 43,258
3,087 NCC AB, Class B 33,323
1,000 Nichireki Co., Ltd. 13,365
1,600 Nippon Densetsu Kogyo Co., Ltd. 23,496
Shares Value
Common Stocks, continued
Construction & Engineering, continued
500 Nippon Road Co., Ltd. (The) $ 6,284
1,000 Nishimatsu Construction Co., Ltd. 24,811
20,879 NRW Holdings, Ltd. 36,410
9,700 Obayashi Corp. 85,420
41,702 Obrascon Huarte Lain SA* 18,282
1,100 Okumura Corp. 33,041
8,600 Oriental Shiraishi Corp. 18,922
3,037 OX2 AB* 14,431
5,969 Peab AB 24,436
8,700 Penta-Ocean Construction Co., Ltd. 51,773
726 Per Aarsleff Holding A/S 33,243
1,500 Raito Kogyo Co., Ltd. 20,688
2,400 Raiznext Corp. 23,339
2,472 Renew Holdings plc 21,459
10,081 Sacyr SA 29,550
1,900 Sanki Engineering Co., Ltd. 20,630
1,700 Seikitokyu Kogyo Co., Ltd. 17,830
40,165 Service Stream, Ltd. 24,134
16,220 Severfield plc 12,258
3,211 Shapir Engineering And Indus 21,577
4,869 Shikun & Binui, Ltd.* 13,053
6,700 Shimizu Corp. 46,587
1,500 Shinnihon Corp. 12,317
700 SHO-BOND Holdings Co., Ltd. 27,512
5,098 Skanska AB, Class B 83,618
2,762 SNC-Lavalin Group, Inc. 92,148
1,244 Stantec, Inc. 80,698
761 Stantec, Inc. 49,383
267 Strabag SE, Class BR 10,517
600 Sumitomo Densetsu Co., Ltd. 11,130
6,980 Sumitomo Mitsui Construction 19,196
3,299 Sweco AB 30,708
700 Taihei Dengyo Kaisha, Ltd. 19,053
800 Taikisha, Ltd. 24,182
2,000 Taisei Corp. 70,379
1,400 Takamatsu Construction Group C 24,965
400 Tekken Corp. 5,690
900 TOA Corp. 22,610
800 TOA Road Corp. 28,572
1,630 Tobishima Corp. 15,089
6,900 Toda Corp. 37,370
400 Toenec Corp. 11,330
1,000 Tokyo Energy & Systems, Inc. 6,616
5,100 Tokyu Construction Co., Ltd. 26,615
1,100 Totetsu Kogyo Co., Ltd. 21,621
4,300 Toyo Construction Co., Ltd. 35,039
2,100 Toyo Engineering Corp.* 9,621
3,936 Veidekke ASA 35,901
12,426 Ventia Services Group Pty, Ltd. 22,475
4,170 Vinci SA 461,584
900 Wakachiku Construction Co., Ltd. 18,117
1,241 WSP Global, Inc. 175,171
1,700 Yahagi Construction Co., Ltd. 14,302
1,200 Yokogawa Bridge Holdings Corp. 22,427
1,200 Yurtec Corp. 7,705
4,601,304
Construction Materials ( 0 .9% ):
13,883 Adbri, Ltd.* 18,106
1,800 Asia Pile Holdings Corp. 8,416

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Construction Materials, continued
8,279 Boral, Ltd.* $ 23,666
2,289 Breedon Group plc 9,148
2,976 Brickworks, Ltd. 47,918
2,616 Buzzi SpA 71,638
5,942 CRH plc 327,678
6,726 CRH plc* 368,114
15,999 CSR, Ltd. 58,166
6,288 Forterra PLC(a) 11,384
1,160 H+H International A/S, Class B* 11,737
2,630 Heidelberg Materials AG 204,277
6,397 Holcim AG 409,683
13,005 Ibstock plc(a) 22,589
979 Imerys SA 28,957
4,832 James Hardie Industries plc* 126,054
400 Krosaki Harima Corp. 25,754
600 Maeda Kosen Co., Ltd. 11,998
5,422 Marshalls plc 16,646
2,500 Nippon Concrete Industries Co., Ltd. 5,483
405 RHI Magnesita NV 13,726
2,500 Shinagawa Refractories Co., Ltd. 25,360
123 STO SE & Co KGaA 16,874
1,500 Sumitomo Osaka Cement Co., Ltd. 36,850
3,500 Taiheiyo Cement Corp. 62,027
1,300 TYK Corp. 2,901
998 Vicat SA 30,536
3,665 Wienerberger AG 92,847
2,088,533
Consumer Finance ( 0 .3% ):
10,300 ACOM Co., Ltd. 23,980
4,300 AEON Financial Service Co., Ltd. 36,938
7,800 Aiful Corp. 20,247
8,198 Axactor ASA* 4,201
1,411 Cembra Money Bank AG 95,795
1,607 Credit Corp. Group, Ltd. 19,959
5,300 Credit Saison Co., Ltd. 84,028
18,226 FleetPartners Group, Ltd.* 32,098
500 goeasy, Ltd. 39,257
873 Gruppo MutuiOnline SpA 22,981
2,616 H&T Group plc 13,544
5,740 Hoist Finance AB*(a) 14,347
17,800 Hong Leong Finance, Ltd. 32,071
14,415 International Personal Finance 22,120
8,929 Isracard, Ltd. 36,898
5,602 J Trust Co., Ltd. 17,862
900 Jaccs Co., Ltd. 31,062
5,600 Marui Group Co., Ltd. 91,010
1,520 Orient Corp. 11,796
213,600 Oshidori International Holdings, Ltd.* 6,278
2,100 Premium Group Co., Ltd. 22,359
4,452 Resurs Holding AB(a) 9,572
8,965 Solvar, Ltd. 6,018
38,000 Sun Hung Kai & Co., Ltd. 13,038
10,046 Vanquis Banking Group plc 15,401
722,860
Consumer Staples Distribution & Retail ( 2 .2% ):
702 Acomo NV 14,648
6,800 Aeon Co., Ltd. 134,754
3,600 Aeon Hokkaido Corp. 21,003
1,000 Ain Holdings, Inc. 29,438
Shares Value
Common Stocks, continued
Consumer Staples Distribution & Retail, continued
5,972 Alimentation Couche-Tard, Inc. $ 303,327
1,200 Arcs Co., Ltd. 21,923
1,537 Axfood AB 35,238
800 Axial Retailing, Inc. 20,036
600 Belc Co., Ltd. 27,523
11,150 Carrefour SA 191,726
1,100 Cawachi, Ltd. 18,304
15,521 Coles Group, Ltd. 154,541
300 Cosmos Pharmaceutical Corp. 30,691
1,300 Create SD Holdings Co., Ltd. 29,478
500 Daikokutenbussan Co., Ltd. 21,057
12,300 DFI Retail Group Holdings, Ltd. 32,640
439 DocMorris AG* 24,310
5,051 Empire Co., Ltd., Class A 137,423
16,402 Endeavour Group, Ltd. 55,488
2,403 Etablissements Franz Colruyt NV 103,982
1,000 G-7 Holdings, Inc. 8,293
500 Genky Drugstores Co., Ltd. 18,429
1,093 George Weston, Ltd. 121,227
8,123 GrainCorp, Ltd. 36,892
3,300 H2O Retailing Corp. 40,052
500 Halows Co., Ltd. 14,045
1,600 Heiwado Co., Ltd. 27,912
5,227 HelloFresh SE* 156,260
10,000 Hong Kong Technology Venture Co., Ltd.* 3,850
200 Itochu-Shokuhin Co., Ltd. 9,138
44,541 J Sainsbury plc 137,014
2,965 Jeronimo Martins SGPS SA 66,535
600 JM Holdings Co., Ltd. 7,808
600 Kato Sangyo Co., Ltd. 15,948
2,074 Kesko Oyj, Class A 37,956
9,149 Kesko Oyj, Class B 163,629
2,100 Kobe Bussan Co., Ltd. 49,258
15,019 Koninklijke Ahold Delhaize NV 452,807
900 Kusuri NO Aoki Holdings Co., Ltd. 51,745
1,000 Lawson, Inc. 45,968
800 Life Corp. 19,476
1,564 Loblaw Cos., Ltd. 132,896
215 M Yochananof & Sons, Ltd. 8,765
89,548 Marks & Spencer Group plc* 257,589
2,340 MatsukiyoCocokara & Co. 41,957
30,685 Metcash, Ltd. 74,177
4,561 METRO AG* 31,488
3,517 Metro, Inc. 182,674
600 Ministop Co., Ltd. 5,886
900 Mitsubishi Shokuhin Co., Ltd. 23,475
1,200 Nihon Chouzai Co., Ltd. 11,850
1,801 North West Co., Inc. 45,353
4,602 Ocado Group plc* 33,476
1,100 Oisix ra daichi, Inc.*^ 11,834
3,500 Okuwa Co., Ltd. 20,369
10,925 Olam Group, Ltd. 8,399
1,200 Qol Holdings Co., Ltd. 14,891
337 Rami Levy Chain Stores Hashikma Marketing 2006,
Ltd. 19,288
1,000 Retail Partners Co., Ltd. 11,661
600 San-A Co., Ltd. 19,183
11,500 Seven & i Holdings Co., Ltd. 450,395
28,900 Sheng Siong Group, Ltd. 32,113

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Consumer Staples Distribution & Retail, continued
4,880 Shufersal, Ltd.* $ 22,659
1,454 Sligro Food Group NV 25,726
38,447 Sonae SGPS SA 37,312
1,000 Sugi Holdings Co., Ltd. 39,732
2,200 Sundrug Co., Ltd. 59,673
109,845 Tesco plc 353,133
1,100 Tsuruha Holdings, Inc. 73,905
2,100 United Supermarkets Holdings 15,020
2,200 Valor Holdings Co., Ltd. 32,184
1,400 Watahan & Co., Ltd. 12,401
2,600 Welcia Holdings Co., Ltd. 44,945
8,899 Woolworths Group, Ltd. 214,354
800 YAKUODO Holdings Co., Ltd. 14,468
700 Yamatane Corp. 9,750
700 Yaoko Co., Ltd. 36,002
2,800 Yokorei Co., Ltd. 22,685
5,343,440
Containers & Packaging ( 0 .7% ):
5,896 Billerud AB 54,484
4,231 Cascades, Inc. 38,226
3,083 CCL Industries, Inc. 129,417
2,123 Corticeira Amorim SGPS SA 21,836
49,509 DS Smith plc 172,836
2,100 FP Corp. 33,745
1,900 Fuji Seal International, Inc. 22,645
1,000 Hokkan Holdings, Ltd. 10,096
4,029 Huhtamaki Oyj 132,516
282 Mayr Melnhof Karton AG 38,023
47,019 Orora, Ltd. 83,099
500 Pack Corp. (The) 10,552
6,607 Pact Group Holdings, Ltd.* 2,951
5,300 Rengo Co., Ltd. 36,426
6,352 SIG Group AG 156,454
9,501 Smurfit Kappa Group plc 314,282
500 Taisei Lamick Co., Ltd. 9,968
600 Tomoku Co., Ltd. 9,847
3,900 Toyo Seikan Group Holdings, Ltd. 63,839
3,570 Transcontinental, Inc., Class A 29,993
3,356 Verallia SA(a) 131,941
750 Vetropack Holding AG 33,198
394 Vidrala SA 34,117
1,500 Winpak, Ltd. 42,666
840 Zignago Vetro SpA 12,598
1,625,755
Distributors ( 0 .1% ):
600 Arata Corp. 22,390
13,299 Bapcor, Ltd. 58,350
1,300 Central Automotive Products, Ltd. 32,396
143 D'ieteren Group 24,053
1,000 Doshisha Co., Ltd. 14,913
4,313 Headlam Group plc 11,761
8,853 Inchcape plc 81,486
500 Media Do Co., Ltd.* 3,945
1,000 PALTAC Corp. 31,364
85 Tadiran Group, Ltd. 6,015
286,673
Diversified Consumer Services ( 0 .2% ):
3,986 AcadeMedia AB(a) 17,027
Shares Value
Common Stocks, continued
Diversified Consumer Services, continued
900 Aucnet, Inc. $ 10,791
2,060 Auction Technology Group plc* 16,333
3,500 Benesse Holdings, Inc. 42,840
33,000 EC Healthcare 12,683
44,648 G8 Education, Ltd. 30,322
1,700 IBJ, Inc. 7,210
2,039 IDP Education, Ltd. 27,955
1,407 InvoCare, Ltd. 11,383
1,200 LITALICO, Inc. 16,109
400 Park Lawn Corp. 5,502
2,872 Pearson plc, ADR 30,271
10,656 Pearson plc 112,710
25,000 Perfect Medical Health Management, Ltd. 12,014
900 QB Net Holdings Co., Ltd. 9,748
2,600 Riso Kyoiku Co., Ltd. 4,314
367,212
Diversified Telecommunication Services ( 2 .1% ):
500 BCE, Inc. 19,089
492 BCE, Inc. 18,780
36,338 Bezeq The Israeli Telecommunication Corp., Ltd. 51,187
226,342 BT Group plc 321,455
2,538 Cellnex Telecom SA(a) 88,238
9,678 Chorus, Ltd.^ 44,061
90,000 CITIC Telecom International Holdings, Ltd. 35,614
50,555 Deutsche Telekom AG 1,061,481
3,680 Elisa Oyj 170,710
1,192 Eurotelesites AG* 5,217
2,209 Gamma Communications plc 29,343
14,874 Helios Towers plc* 13,239
27,500 HKBN, Ltd. 11,203
121,295 HKT Trust & HKT, Ltd. 126,510
3,276 Infrastrutture Wireless Italiane SpA(a) 38,889
2,700 Internet Initiative Japan, Inc. 43,649
66,835 Koninklijke KPN NV 220,250
1,449 Liberty Global plc, Class A* 24,807
2,495 Liberty Global plc, Class C* 46,307
41,300 NETLINK NBN TRUST 25,378
147,500 Nippon Telegraph & Telephone Corp. 174,235
8,252 NOS SGPS SA 30,347
64,571 Orange SA 740,877
314 Ovzon AB* 644
107,202 PCCW, Ltd. 48,760
2,714 Proximus SADP 22,064
4,571 RAI Way SpA(a) 23,929
22,500 Singapore Telecommunications, Ltd. 39,698
12,201 Spark New Zealand, Ltd. 35,159
12,209 Superloop, Ltd.* 5,230
519 Swisscom AG, Registered Shares 308,405
144,076 Telecom Italia SpA* 45,184
354,298 Telecom Italia SpA* 110,621
43,683 Telefonica Deutschland Holding AG 78,248
144,059 Telefonica SA 589,385
4,768 Telekom Austria AG 33,219
4,643 Telenor ASA 52,684
35,095 Telia Co. AB 72,480
36,908 Telstra Group, Ltd. 91,248
669 TELUS Corp. 10,926
11,015 TPG Telecom, Ltd. 38,366
7,091 Tuas, Ltd.* 9,723

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Diversified Telecommunication Services, continued
1,767 United Internet AG Npv* $ 37,855
1,446 United Internet AG, Registered Shares 30,978
900 Usen-Next Holdings Co., Ltd. 20,158
1,900 Vision, Inc.* 19,170
5,065,000
Electric Utilities ( 1 .3% ):
620 Acciona SA 78,822
524 BKW AG 92,392
6,100 Chubu Electric Power Co., Inc. 78,042
7,100 Chugoku Electric Power Co., Inc. (The) 43,799
7,000 CK Infrastructure Holdings, Ltd. 33,121
12,564 CLP Holdings, Ltd. 92,658
8,510 Contact Energy, Ltd. 40,992
28,319 EDP - Energias de Portugal SA 117,829
211 Elia Group SA/NV 20,619
2,600 Emera, Inc. 90,783
4,828 Endesa SA 98,115
75,038 Enel SpA 460,387
240 Energiedienst Holding AG, Registered Shares 11,148
1,538 EVN AG 41,132
1,708 Fortis, Inc. 64,887
3,002 Fortis, Inc. 114,037
10,896 Fortum Oyj 126,407
16,682 Genesis Energy, Ltd. 24,436
64,500 HK Electric Investments & HK Electric Investments,
Ltd. 36,933
7,700 Hokkaido Electric Power Co., Inc. 33,583
3,500 Hokuriku Electric Power Co.* 18,826
3,200 Hydro One, Ltd.(a) 81,479
21,773 Iberdrola SA 243,071
6,924 Infratil, Ltd. 42,350
4,900 Kansai Electric Power Co., Inc. (The) 68,177
7,200 Kyushu Electric Power Co., Inc.* 46,970
3,464 Manawa Energy, Ltd. 9,388
1,800 Okinawa Electric Power Co., Inc. (The) 13,538
24,174 Origin Energy, Ltd. 136,343
744 Orsted AS(a) 40,513
12,000 Power Assets Holdings, Ltd. 57,883
5,809 Redeia Corp. SA 91,221
275 Romande Energie Holding SA 16,808
3,300 Shikoku Electric Power Co., Inc. 22,556
9,118 SSE plc 178,636
13,299 Terna - Rete Elettrica Nazionale 100,034
8,300 Tohoku Electric Power Co., Inc. 53,833
14,400 Tokyo Electric Power Co. Holdings, Inc.* 64,399
667 Verbund AG, Class A 54,237
3,040,384
Electrical Equipment ( 1 .1% ):
13,806 ABB, Ltd., Registered Shares 493,510
3,582 Accelleron Industries AG 93,155
138 Alfen Beheer B.V.*(a) 5,807
6,056 Ballard Power Systems, Inc.* 22,296
38 Carlo Gavazzi Holding AG, Registered Shares 14,030
600 Chiyoda Integre Co., Ltd. 11,105
700 Daihen Corp. 23,675
1,300 Denyo Co., Ltd. 18,502
947 DiscoverIE Group plc 7,791
123 Energiekontor AG 10,012
5,261 Fagerhult AB 24,696
Shares Value
Common Stocks, continued
Electrical Equipment, continued
1,900 Fuji Electric Co., Ltd. $ 85,708
6,000 Fujikura, Ltd. 48,200
2,400 Furukawa Electric Co., Ltd. (The) 38,221
1,200 Futaba Corp. 4,271
485 GARO AB 1,689
1,600 GS Yuasa Corp. 28,489
3,993 Hexatronic Group AB 16,198
400 Hirakawa Hewtech Corp. 3,766
751 Huber & Suhner AG, Registered Shares 54,137
1,600 Idec Corp./Japan 31,749
1,748 Legrand SA 160,404
1,600 Mabuchi Motor Co., Ltd. 47,838
892 Mersen 35,652
8,600 Mitsubishi Electric Corp. 106,336
15,831 NEL ASA* 12,315
971 Nexans SA 78,529
900 NIDEC CORP. 41,698
500 Nippon Carbon Co., Ltd. 15,236
1,500 Nitto Kogyo Corp. 35,971
2,233 NKT A/S*^ 116,818
17 Phoenix Mecano AG, Registered Shares 6,680
2,550 PNE AG 35,397
2,276 Prysmian SpA 91,300
400 Sanyo Denki Co., Ltd. 18,294
1,661 Schneider Electric SE 273,799
200 SEC Carbon, Ltd. 19,286
2,150 SGL Carbon SE*^ 15,012
8,637 Siemens Energy AG* 112,979
5,778 Signify NV(a) 154,587
1,000 Sinfonia Technology Co., Ltd. 10,760
1,500 SWCC Corp. 21,355
900 Takaoka Toko Co., Ltd. 12,647
1,055 Tera Light, Ltd.* 1,853
1,412 TKH Group NV 55,803
600 Toyo Tanso Co., Ltd. 21,749
3,400 Ushio, Inc. 41,302
7,197 Vestas Wind Systems A/S* 153,642
4,251 Volex plc 16,280
2,750,529
Electronic Equipment, Instruments & Components ( 1 .7% ):
2,100 A&D HOLON Holdings Co., Ltd. 23,823
600 Ai Holdings Corp. 9,500
5,560 Alps Alpine Co., Ltd. 48,240
247 ALSO Holding AG, Registered Shares 62,022
1,800 Amano Corp. 39,809
3,300 Anritsu Corp. 23,567
1,200 Arisawa Manufacturing Co., Ltd.^ 8,509
883 Austria Technologie & Systemte 26,154
1,100 Azbil Corp. 33,662
868 Barco N.V. 16,847
675 Basler AG 6,987
900 Canon Electronics, Inc. 11,383
1,300 Canon Marketing Japan, Inc. 33,705
4,904 Celestica, Inc.* 120,027
157 Cicor Technologies, Ltd., Registered Shares* 7,721
5,800 Citizen Watch Co., Ltd. 35,529
3,400 CMK Corp. 15,234
3,981 Codan, Ltd./Australia 20,175
249 Comet Holding AG, Class R 55,406

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
19,000 Cowell e Holdings, Inc.* $ 37,821
2,800 Dexerials Corp. 69,059
4,918 Dicker Data, Ltd. 30,546
4,443 Dustin Group AB*(a) 8,225
1,100 Elematec Corp. 13,608
2,721 Esprinet SpA 13,914
13,329 Fingerprint Cards AB* 1,151
113,000 FIT Hon Teng, Ltd.*(a) 14,742
2,100 Furuno Electric Co., Ltd. 19,408
400 Hagiwara Electric Co., Ltd. 10,576
500 Hakuto Co., Ltd. 16,952
2,389 Halma plc 56,117
1,600 Hamamatsu Photonics KK 67,280
8,681 Hexagon AB, Class B 73,907
500 Hioki EE Corp. 24,305
300 Hirose Electric Co., Ltd. 34,738
1,200 Hochiki Corp. 12,980
1,300 Horiba, Ltd. 70,357
2,600 Hosiden Corp. 33,363
2,000 Ibiden Co., Ltd. 106,036
1,122 Incap Oyj* 10,045
76 Inficon Holding AG, Registered Shares 92,723
400 I-PEX, Inc. 4,257
1,000 Iriso Electronics Co., Ltd. 28,086
2,300 Japan Aviation Electronics Industry, Ltd. 45,780
1,100 Japan Cash Machine Co., Ltd. 7,364
1,027 Jenoptik AG 26,042
1,000 Kaga Electronics Co., Ltd. 43,386
800 Keyence Corp. 297,377
1,422 Kitron ASA 4,712
1,200 Koa Corp. 14,436
2,100 Kyocera Corp. 106,522
3,500 Kyosan Electric Manufacturing Co., Ltd. 11,399
5,339 Lagercrantz Group AB, B Shares 53,968
527 Landis+Gyr Group AG 38,106
24 Lem Holding SA, Registered Shares 53,606
900 Macnica Holdings, Inc. 42,276
300 Maruwa Co., Ltd./Aichi 46,996
1,900 Maxell Holdings, Ltd. 21,391
900 Meiko Electronics Co., Ltd. 20,427
978 Micronic Mydata AB 20,162
2,414 Midwich Group plc 11,927
15,000 Murata Manufacturing Co., Ltd. 274,174
6,697 NCAB Group AB 32,926
267 Nederland Apparatenfabriek 16,487
2,800 Nichicon Corp. 26,398
2,200 Nihon Dempa Kogyo Co., Ltd. 20,486
600 Nippon Chemi-Con Corp.* 6,474
3,400 Nippon Electric Glass Co., Ltd. 63,370
3,400 Nippon Signal Co., Ltd. 21,375
1,800 Nissha Co., Ltd. 20,220
600 Nohmi Bosai, Ltd. 7,097
685 Note AB* 9,843
21,631 Novonix, Ltd.* 11,415
3,600 Oki Electric Industry Co., Ltd. 24,221
1,200 Omron Corp. 53,458
1,200 Optex Group Co., Ltd. 12,990
3,000 Osaki Electric Co., Ltd. 13,622
1,467 Oxford Instruments plc 38,974
Shares Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
4,407 Pricer AB $ 3,260
324 Renishaw plc 13,979
1,100 Restar Holdings Corp. 18,012
600 Riken Keiki Co., Ltd. 24,185
1,400 RYODEN CORP.^ 21,767
1,100 Ryosan Co., Ltd. 32,683
1,800 Satori Electric Co., Ltd. 22,573
315 Sensirion Holding AG*(a) 25,196
221 Sesa SpA 23,161
400 Shibaura Electronics Co., Ltd. 16,103
2,300 Shimadzu Corp. 61,090
1,200 Shinko Shoji Co., Ltd. 9,526
2,000 Siix Corp. 20,364
3,256 Softwareone Holding AG 64,455
1,453 Spectris plc 60,013
6,120 Strix Group plc 3,940
2,000 Sumida Corp. 20,419
700 Suzuden Corp. 10,312
700 Tachibana Eletech Co., Ltd. 13,233
1,900 Taiyo Yuden Co., Ltd. 51,427
2,500 Tamura Corp. 9,346
7,100 TDK Corp. 262,971
245 Telsys, Ltd. 17,031
1,200 Tokyo Electron Device, Ltd. 28,436
4,300 Topcon Corp. 47,406
1,300 Toyo Corp. 11,312
7,103 TT Electronics plc 14,702
100 V Technology Co., Ltd. 1,387
536 Vaisala Oyj, Class A 18,798
6,400 Venture Corp., Ltd. 57,973
44,000 VSTECS Holdings, Ltd. 24,680
2,200 Yokogawa Electric Corp. 42,488
1,100 Yokowo Co., Ltd. 11,579
4,031,710
Energy Equipment & Services ( 0 .5% ):
7,314 Akastor ASA* 8,118
5,393 Aker Solutions ASA 21,770
4,735 Borr Drilling, Ltd.* 33,618
2,991 BW Offshore, Ltd. 6,883
3,100 Calfrac Well Services, Ltd.* 12,874
5,874 CES Energy Solutions Corp. 16,652
29,491 CGG SA* 20,876
4,726 Computer Modelling Group, Ltd. 29,579
6,058 Enerflex, Ltd. 34,793
8,606 Ensign Energy Services, Inc.* 20,658
106,730 Ezion Holdings, Ltd.*(b) —
6,704 Hunting plc 24,994
29,391 John Wood Group plc* 55,311
15,579 MMA Offshore, Ltd.* 13,903
1,000 Modec, Inc.* 12,309
404 Noble Corp. plc 20,241
2,400 North American Construction Group, Ltd. 52,008
7,269 Odfjell Drilling, Ltd. 25,729
1,211 Odfjell Technology, Ltd. 6,101
4,150 Pason Systems, Inc. 41,191
7,745 Petrofac, Ltd.* 7,196
21,614 PGS ASA* 18,830
518 Precision Drilling Corp.* 34,713
6,132 SBM Offshore NV 80,438

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Energy Equipment & Services, continued
174 Schoeller-Blackman Oilfield Equipment AG $ 10,252
7,582 Secure Energy Services, Inc. 41,648
3,900 Shawcor, Ltd.* 45,631
10,677 Shelf Drilling, Ltd.*(a) 37,369
3,620 Subsea 7 SA 49,829
6,127 Technip Energies NV 152,053
2,437 Tecnicas Reunidas SA* 23,755
1,938 Tenaris SA 30,618
1,084 Tenaris SA, ADR 34,254
2,965 TGS ASA 40,315
900 Total Energy Services, Inc. 6,203
400 Toyo Kanetsu KK 8,982
13,311 Trican Well Service, Inc. 45,576
6,232 Vallourec SA* 75,741
5,378 Worley, Ltd. 60,266
1,261,277
Entertainment ( 0 .6% ):
800 Akatsuki, Inc. 11,456
996 Alma Media Oyj 9,492
14,475 Arnoldo Mondadori Editore SpA 32,693
900 Avex, Inc. 8,688
1,951 Bloomsbury Publishing plc 9,506
9,790 Bollore SE 52,570
2,427 Borussia Dortmund GMBH & Co. KGaA* 10,077
2,600 Capcom Co., Ltd. 93,439
4,900 COLOPL, Inc. 19,332
2,362 CTS Eventim AG & Co. KGaA 134,407
1,800 Daiichikosho Co., Ltd. 29,221
1,900 DeNA Co., Ltd. 19,092
4,217 Embracer Group AB* 8,402
5,146 EVT, Ltd. 36,305
649 G5 Entertainment AB 9,386
2,300 Gakken Holdings Co., Ltd. 13,372
2,400 Gree, Inc. 9,552
1,590 GungHo Online Entertainment, Inc. 25,092
38,000 IGG, Inc.* 15,671
1,600 Kadokawa Corp. 32,007
11,007 Kahoot! ASA* 35,699
400 Kinepolis Group NV 19,898
1,800 Koei Tecmo Holdings Co., Ltd. 25,587
1,300 Konami Group Corp. 68,545
3,270 Modern Times Group MTG AB, Class B* 22,052
1,100 Nexon Co., Ltd. 19,531
5,400 Nintendo Co., Ltd. 224,995
1,300 Proto Corp. 10,534
12,118 Reach plc 12,563
3,469 Sanoma Oyj 25,507
1,693 Schibsted ASA, Class A 38,173
2,037 Schibsted ASA, Class B 42,467
800 Square Enix Holdings Co., Ltd. 27,413
21,268 Stillfront Group AB* 31,117
100 Toei Animation Co., Ltd. 8,840
200 Toei Co., Ltd. 25,216
600 Toho Co., Ltd. 20,472
232 TX Group AG 23,436
2,925 Ubisoft Entertainment SA* 94,732
6,855 Universal Music Group NV 178,238
700 UUUM, Inc.* 3,373
5,570 WildBrain, Ltd.* 6,070
Shares Value
Common Stocks, continued
Entertainment, continued
700 Zenrin Co., Ltd. $ 4,275
1,548,493
Financial Services ( 1 .0% ):
88,994 AMP, Ltd. 71,756
543 Aruhi Corp. 3,324
9,449 Australian Finance Group, Ltd. 8,860
1,684 Banca IFIS SpA 29,078
4,561 Banca Mediolanum SpA 38,934
3,631 BFF Bank SpA(a) 36,265
4,759 Burford Capital, Ltd. 65,653
17,310 Challenger, Ltd. 71,491
6,016 Deutsche Pfandbriefbank AG(a) 42,752
2,280 doValue SpA(a) 8,904
5,800 ECN Capital Corp. 9,823
2,398 Edenred 149,807
800 eGuarantee, Inc. 10,421
12,359 Element Fleet Management Corp. 177,363
5,345 EML Payments, Ltd.* 4,021
1,164 Eurazeo SE 69,331
3,800 Financial Partners Group Co., Ltd. 34,175
1,100 Firm Capital Mortgage Investment Corp. 8,002
900 First National Financial Corp. 23,625
700 Fuyo General Lease Co., Ltd. 56,397
200 GMO Financial Gate, Inc. 14,240
700 GMO Payment Gateway, Inc. 38,179
1,440 GRENKE AG 31,498
20,600 G-Resources Group, Ltd. 4,639
16,190 Helia Group, Ltd. 36,300
88 Hypoport SE* 11,927
757 Illimity Bank SpA 4,217
800 Japan Investment Adviser Co., Ltd. 9,058
4,600 Japan Securities Finance Co., Ltd. 44,137
41,181 M&G plc 98,606
24,420 Mitsubishi HC Capital, Inc. 162,672
1,000 Mizuho Leasing Co., Ltd. 32,831
900 NEC Capital Solutions, Ltd. 19,566
1,200 Nuvei Corp.(a) 17,999
16,085 OFX Group, Ltd.* 17,814
7,289 Omni Bridgeway, Ltd.* 8,374
2,947 Onex Corp. 173,227
12,100 ORIX Corp. 225,960
14,873 OSB Group plc 59,322
10,066 Paragon Banking Group plc 60,302
2,696 PayPoint plc 17,174
3,205 Plus500, Ltd. 53,704
1,100 Ricoh Leasing Co., Ltd. 32,260
3,600 Timbercreek Financial Corp. 17,919
1,100 Tokyo Century Corp. 43,878
5,213 Worldline SA*(a) 145,747
1,600 Zenkoku Hosho Co., Ltd. 52,565
2,354,097
Food Products ( 2 .5% ):
9,302 a2 Milk Co, Ltd. (The)* 25,593
1,441 AAK AB 25,941
364 Agrana Beteiligungs AG 5,908
2,200 Ajinomoto Co., Inc. 84,800
42,791 Aryzta AG* 73,169
3,966 Associated British Foods plc 99,668
772 Atria Oyj 8,636

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Food Products, continued
2,327 Austevoll Seafood ASA $ 16,344
9,834 Australian Agricultural Co., Ltd.* 8,141
556 Bakkafrost P/F 28,338
55 Barry Callebaut AG, Registered Shares 87,455
8,561 Bega Cheese, Ltd. 13,962
125 Bell Food Group AG 37,183
854 Bonduelle S.C.A. 9,529
1,500 Calbee, Inc. 28,543
1 Chocoladefabriken Lindt & Spruengli AG 109,667
800 Chubu Shiryo Co., Ltd. 5,854
12,278 Cloetta AB 20,532
22,633 Costa Group Holdings, Ltd. 45,551
1,566 Cranswick plc 67,677
2,881 Danone SA 158,710
1,700 Delfi, Ltd. 1,581
500 DyDo Group Holdings, Inc. 18,433
2,372 Ebro Foods SA^ 39,866
8,471 Elders, Ltd. 31,453
71 Emmi AG 66,915
1,200 Ezaki Glico Co., Ltd. 32,955
108,669 First Pacific Co., Ltd. 42,926
27,100 First Resources, Ltd. 30,266
1,616 Forfarmers NV 4,228
9,500 Fraser & Neave, Ltd. 7,372
1,700 Fuji Oil Holdings, Inc. 25,781
1,600 Fujicco Co., Ltd. 20,638
5,629 Glanbia plc 92,826
289,700 Golden Agri-Resources, Ltd. 56,089
17,127 Greencore Group plc* 15,773
1,502 Grieg Seafood ASA 10,982
1,100 High Liner Foods, Inc. 8,909
1,923 Hilton Food Group plc 16,718
800 Hokuto Corp. 9,743
1,800 House Foods Group, Inc. 37,558
15,498 Inghams Group, Ltd. 33,066
940 Itoham Yonekyu Holdings, Inc. 25,470
300 Iwatsuka Confectionery Co., Ltd. 10,315
1,642 JDE Peet's NV 45,833
600 J-Oil Mills, Inc. 7,162
1,300 Kagome Co., Ltd. 28,220
800 Kakiyasu Honten Co., Ltd. 13,238
400 Kameda Seika Co., Ltd. 10,960
700 Kenko Mayonnaise Co., Ltd. 6,823
752 Kerry Group plc, Class A 62,767
1,800 Kewpie Corp. 28,982
800 Kikkoman Corp. 41,957
2,000 Kotobuki Spirits Co., Ltd. 32,331
363 KWS Saat SE 21,332
500 Kyokuyo Co., Ltd. 13,180
147 Lassonde Industries, Inc., Class A 13,642
7,030 Leroy Seafood Group ASA 29,478
19 Lotus Bakeries NV 154,301
1,749 Maple Leaf Foods, Inc. 33,612
1,200 Marudai Food Co., Ltd. 13,362
2,100 Maruha Nichiro Corp. 36,051
1,700 Megmilk Snow Brand Co., Ltd. 26,079
41 Mehadrin, Ltd.* 1,571
3,200 MEIJI Holdings Co., Ltd. 79,560
800 Mitsui Sugar Co., Ltd. 16,107
Shares Value
Common Stocks, continued
Food Products, continued
1,300 Morinaga & Co., Ltd. $ 46,990
1,100 Morinaga Milk Industry Co., Ltd. 41,476
1,392 Mowi ASA 24,651
18,489 Nestle SA, Registered Shares 2,088,374
389 Neto Malinda Trading, Ltd.* 4,581
2,400 NH Foods, Ltd. 71,796
3,000 Nichirei Corp. 65,926
1,200 Nippn Corp. 17,393
800 Nippon Beet Sugar Manufacturing Co., Ltd. 10,251
1,200 Nisshin Oillio Group, Ltd. (The) 33,595
4,600 Nisshin Seifun Group, Inc. 58,648
10,000 Nissin Foods Co., Ltd. 7,648
300 Nissin Foods Holdings Co., Ltd. 24,926
9,800 Nissui Corp. 47,974
326 Orior AG 25,958
4,786 Orkla ASA, Class A 35,754
30,027 Premier Foods plc 43,979
1,005 Premium Brands Holdings Corp. 70,374
1,300 Prima Meat Packers, Ltd. 21,333
8,255 Raisio Oyj, Class V 18,025
11,830 Ridley Corp., Ltd. 17,449
1,300 Riken Vitamin Co., Ltd. 19,277
4,400 Rogers Sugar, Inc. 17,463
600 S Foods, Inc. 13,423
482 Salmar ASA 24,397
2,346 Sanford, Ltd. 5,467
4,256 Saputo, Inc. 89,000
127 Savencia SA 7,274
3,496 Scales Corp., Ltd. 6,314
3,767 Scandi Standard AB 17,954
476 Schouw & Co. 31,737
2,919 Select Harvests, Ltd. 7,511
800 Showa Sangyo Co., Ltd. 16,347
306 Sipef NV 17,011
114 Societe LDC SA 13,971
600 Starzen Co., Ltd. 10,390
847 Strauss Group, Ltd.* 17,815
3,278 Suedzucker AG 48,784
2,839 Synlait Milk, Ltd.* 2,431
9,481 Tate & Lyle plc 79,104
700 Toyo Suisan Kaisha, Ltd. 27,451
580 UIE plc 14,508
13,688 United Malt Grp, Ltd.* 43,573
1,506 Viscofan SA 91,881
18,000 Vitasoy International Holdings, Ltd. 21,752
400 Warabeya Nichiyo Holdings Co., Ltd. 7,557
285,415 WH Group, Ltd.(a) 148,931
36,700 Wilmar International, Ltd. 99,817
1,000 Yakult Honsha Co., Ltd. 24,293
1,300 Yamazaki Baking Co., Ltd. 23,901
6,044,047
Gas Utilities ( 0 .4% ):
5,484 AltaGas, Ltd. 105,190
11,808 APA Group 62,916
6,095 Ascopiave SpA 12,771
1,871 Brookfield Infrastructure Corp., Class A 66,155
7,172 Enagas SA 118,669
154,850 Hong Kong & China Gas Co., Ltd. 107,890
11,019 Italgas SpA 56,350

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Gas Utilities, continued
800 K&O Energy Group, Inc. $ 14,005
88,854 Keppel Infrastructure Trust 30,193
2,211 Naturgy Energy Group SA 60,039
4,400 Nippon Gas Co., Ltd. 65,217
3,600 Osaka Gas Co., Ltd. 59,396
2,476 Rubis SCA 55,462
1,300 Saibu Gas Co., Ltd. 16,781
1,300 Shizuoka Gas Co. Ltd. 8,859
10,328 Snam SpA 48,480
3,450 Superior Plus Corp. 26,064
2,300 Toho Gas Co., Ltd. 40,117
3,700 Tokyo Gas Co., Ltd. 84,093
1,038,647
Ground Transportation ( 1 .0% ):
6,379 ALD SA(a) 49,240
65,101 Aurizon Holdings, Ltd. 145,854
1,200 Canadian National Railway Co. 129,967
1,849 Canadian National Railway Co. 200,302
724 Canadian Pacific Kansas City, Ltd. 53,873
1,100 Canadian Pacific Kansas City, Ltd. 81,773
3,500 Central Japan Railway Co. 85,115
1,200 Chilled & Frozen Logistics Holdings Co., Ltd. 10,714
66,700 ComfortDelGro Corp., Ltd. 63,415
1,500 East Japan Railway Co. 85,854
33,074 FirstGroup plc 60,579
1,200 Fukuyama Transporting Co., Ltd. 31,533
3,400 Hankyu Hanshin Holdings, Inc. 116,003
1,100 Ichinen Holdings Co., Ltd. 10,573
206 Jungfraubahn Holding AG, Registered Shares 35,699
4,900 Keikyu Corp. 41,651
1,400 Keio Corp. 48,165
1,200 Keisei Electric Railway Co., Ltd. 41,569
1,783 Kelsian Group, Ltd. 6,550
1,700 Kintetsu Group Holdings Co., Ltd. 48,196
2,400 Kyushu Railway Co. 51,049
400 Maruzen Showa Unyu Co., Ltd. 10,126
7,711 MTR Corp., Ltd. 30,394
3,900 Mullen Group, Ltd. 38,538
3,800 Nagoya Railroad Co., Ltd. 56,115
1,600 Nankai Electric Railway Co., Ltd. 31,068
13,705 National Express Group plc 14,820
2,200 Nikkon Holdings Co., Ltd. 46,512
1,300 Nishi-Nippon Railroad Co., Ltd. 21,578
588 NTG Nordic Transport Group A/S* 30,117
2,300 Odakyu Electric Railway Co., Ltd. 34,377
6,796 Redde Northgate plc 27,990
1,000 Sakai Moving Service Co., Ltd. 16,678
700 Sanyo Electric Railway Co., Ltd. 10,110
3,900 Seibu Holdings, Inc. 37,542
3,100 Seino Holdings Co., Ltd. 43,429
762 Sixt SE 46,942
628 Sixt SE 58,259
1,700 Sotetsu Holdings, Inc. 33,620
278 Stef S.A. 31,155
1,198 TFI International, Inc. 153,876
1,600 Tobu Railway Co., Ltd. 41,126
3,913 Tourism Holdings, Ltd. 8,670
16,103 Transport International Holdings, Ltd. 20,211
Shares Value
Common Stocks, continued
Ground Transportation, continued
2,100 West Japan Railway Co. $ 86,899
2,327,826
Health Care Equipment & Supplies ( 1 .3% ):
6,242 Advanced Medical Solutions Group plc 15,304
1,228 Alcon, Inc. 94,630
5,450 Alcon, Inc. 421,262
4,955 Ambu A/S, Class B* 51,553
4,791 Ansell, Ltd. 67,742
8,347 Arjo AB, Class B 32,245
2,500 Asahi Intecc Co., Ltd. 44,929
735 BioMerieux 71,053
362 Carl Zeiss Meditec AG 31,661
246 Cellavision AB 3,452
389 Cochlear, Ltd. 63,751
1,414 Coloplast A/S, Class B 149,229
251 Coltene Holding AG, Registered Shares 18,240
24,787 ConvaTec Group plc(a) 65,881
3,130 Demant A/S* 129,641
72 DiaSorin SpA 6,554
509 Draegerwerk AG & Co. KGaA 22,825
238 Draegerwerk AG & Co. KGaA 9,557
458 Eckert & Ziegler Strahlen- und Medizintechnik AG 15,636
1,600 Eiken Chemical Co., Ltd. 14,621
1,278 El.En. SpA 11,759
4,663 Elekta AB, Class B 31,616
1,332 EssilorLuxottica SA 231,507
2,133 Fisher & Paykel Healthcare Corp., Ltd. 27,579
600 Fukuda Denshi Co., Ltd. 21,795
2,575 Getinge AB, Class B 45,254
405 Guerbet 7,183
800 Hogy Medical Co., Ltd. 17,094
2,500 Hoya Corp. 257,668
537 Ion Beam Applications 5,601
2,000 Japan Lifeline Co., Ltd. 15,634
2,000 Jeol, Ltd. 59,591
2,156 Koninklijke Philips Electronics NV, NYS* 42,991
9,832 Koninklijke Philips NV* 195,920
1,600 Mani, Inc. 19,407
276 Medacta Group SA(a) 34,883
849 Medmix AG(a) 21,524
2,700 Menicon Co., Ltd. 34,733
10 Metall Zug AG, Registered Shares 15,627
1,000 Nakanishi, Inc. 23,370
6,757 Nanosonics, Ltd.* 18,261
1,100 Nihon Kohden Corp. 27,165
7,100 Nipro Corp. 57,423
9,100 Olympus Corp. 117,916
1,800 Paramount Bed Holdings Co., Ltd. 28,346
2,100 PHC Holdings Corp. 21,435
457 Revenio Group Oyj 9,876
16,500 Riverstone Holdings, Ltd. 7,245
645 Siemens Healthineers AG(a) 32,758
2,518 Smith & Nephew plc 31,293
765 Sonova Holding AG 181,338
360 STRATEC SE 16,836
688 Straumann Holding AG, Class R 87,410
2,000 Sysmex Corp. 95,393
1,500 Terumo Corp. 39,743

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
85 Ypsomed Holding AG, Registered Shares $ 24,930
3,247,870
Health Care Providers & Services ( 0 .8% ):
482 AEVIS VICTORIA SA 9,993
4,000 Alfresa Holdings Corp. 65,688
5,205 Ambea AB(a) 16,521
2,695 Amplifon SpA 79,801
1,500 Amvis Holdings, Inc. 26,110
400 Andlauer Healthcare Group, Inc. 12,173
19,284 Arvida Group, Ltd. 14,098
500 As One Corp. 18,251
6,164 Attendo AB*(a) 16,039
700 BML, Inc. 13,088
2,704 Clariane SE^ 16,275
20,000 C-Mer Eye Care Holdings, Ltd.* 9,720
1,805 CVS Group plc 35,874
1,280 EBOS Group, Ltd. 25,989
1,000 Elan Corp. 5,477
15,612 Estia Health, Ltd. 30,606
4,012 Extendicare, Inc. 17,932
3,722 Fagron 63,327
1,400 France Bed Holdings Co., Ltd. 11,360
3,870 Fresenius Medical Care AG & Co., KGaA 167,126
5,433 Fresenius SE & Co. KGaA 169,336
1,738 Galenica AG(a) 128,441
1,900 H.U. Group Holdings, Inc. 32,280
20,914 Healius, Ltd.* 30,889
2,572 Humana AB* 6,268
4,771 Integral Diagnostics, Ltd. 8,801
1,000 Japan Medical Dynamic Marketing, Inc. 5,036
225 LNA Sante SA 5,873
3,204 Medical Facilities Corp. 22,318
1,044 Medicover AB, Class B 13,731
778 Medios AG* 12,392
4,700 Medipal Holdings Corp. 79,456
3,565 Mediterranean Towers, Ltd. 8,032
24,681 Monash IVF Group, Ltd. 19,905
1,110 NMC Health plc*(b) —
11,023 Novolog, Ltd. 5,153
23,114 Oceania Healthcare, Ltd. 9,830
6,310 Oriola Oyj, Class B 6,207
26,115 Raffles Medical Group, Ltd. 23,863
2,704 Ramsay Health Care, Ltd. 90,115
7,784 Regis Healthcare, Ltd. 13,510
6,594 Ryman Healthcare, Ltd. 24,975
2,100 Ship Healthcare Holdings, Inc. 31,773
59,044 Sigma Healthcare, Ltd. 26,155
1,900 Solasto Corp. 7,876
11,422 Sonic Healthcare, Ltd. 218,481
8,887 Spire Healthcare Group plc(a) 25,290
6,916 Summerset Group Holdings, Ltd. 42,247
1,500 Suzuken Co., Ltd. 46,396
558 Synlab AG 5,951
2,544 Terveystalo Oyj(a) 20,306
176,600 Thomson Medical Group, Ltd. 7,363
1,800 Toho Holdings Co., Ltd. 38,455
500 Tokai Corp./Gifu 6,353
1,400 Value HR Co., Ltd. 11,873
2,100 Viemed Healthcare, Inc.* 14,087
Shares Value
Common Stocks, continued
Health Care Providers & Services, continued
2,800 Vital KSK Holdings, Inc. $ 18,767
4,200 Well Health Technologies Corp.* 12,834
1,906,066
Health Care Technology ( 0 .1% ):
7,980 AGFA-Gevaert NV* 15,353
1,026 Ascom Holding AG, Registered Shares 11,634
2,600 Carenet, Inc.^ 15,630
857 CompuGroup Medical SE & Co KgaA 33,588
1,004 EMIS Group plc 23,665
4,500 M3, Inc. 81,693
1,200 Medical Data Vision Co., Ltd. 6,439
700 MedPeer, Inc. 4,769
330 Nexus AG 18,033
800 Nnit A/S*(a) 9,570
94 Pharmagest Interactive 7,236
1,266 Pro Medicus, Ltd. 67,687
1,213 Raysearch Laboratories AB* 9,207
1,382 Sectra AB* 16,315
320,819
Hotels, Restaurants & Leisure ( 1 .8% ):
2,190 888 Holdings plc* 2,662
4,410 Accor SA 148,465
600 AEON Fantasy Co., Ltd. 12,794
1,000 Airtrip Corp. 14,239
23,206 Ardent Leisure Group, Ltd.* 7,009
6,796 Aristocrat Leisure, Ltd. 178,294
1,638 Basic-Fit NV*(a) 46,374
5,465 Betsson AB, Class B* 60,145
20,000 Cafe de Coral Holdings, Ltd. 21,635
1,533 Carnival plc, ADR* 18,779
72,000 Century City International Holdings, Ltd.* 2,432
970 Cie des Alpes 13,310
4,935 Collins Foods, Ltd. 30,113
2,700 Colowide Co., Ltd.^ 43,621
6,033 Compass Group plc 146,950
3,168 Corporate Travel Management, Ltd. 34,199
6,000 Create Restaurants Holdings, Inc. 45,840
2,300 Curves Holdings Co., Ltd. 10,860
7,977 Dalata Hotel Group plc 33,836
23,538 Deliveroo plc*(a) 34,349
1,877 Delivery Hero SE*(a) 53,901
1,190 Domino's Pizza Enterprises, Ltd. 40,284
10,911 Domino's Pizza Group plc 50,031
1,600 Doutor Nichires Holdings Co., Ltd. 24,941
2,462 eDreams ODIGEO SA* 16,819
4,906 Elior Group SA*(a) 10,015
3,720 Entain plc 42,334
1,201 Evolution AB(a) 121,062
6,500 Fairwood Holdings, Ltd. 8,544
289 Fattal Holdings 1998, Ltd.* 29,135
1,933 Flight Centre Travel Group, Ltd. 24,091
2,837 Flutter Entertainment plc* 462,166
3,400 Food & Life Cos., Ltd. 57,334
12,200 Fosun Tourism Group*(a) 11,516
900 Fuji Kyuko Co., Ltd. 28,012
557 Fuller Smith & Turner plc, Class A 4,061
4,000 Galaxy Entertainment Group, Ltd. 23,927
200 Genki Sushi Co., Ltd. 7,247
40,200 Genting Singapore, Ltd. 24,847

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
4,574 Greggs plc $ 136,686
581 Gym Group plc (The)*(a) 788
1,200 Heiwa Corp. 17,217
2,921 Hollywood Bowl Group plc 8,816
18,230 Hongkong & Shanghai Hotels (The)* 14,592
412 InterContinental Hotels Group plc 30,369
982 InterContinental Hotels Group plc, ADR 73,404
2,484 JD Wetherspoon plc* 20,929
868 Jumbo Interactive, Ltd. 8,643
2,383 Just Eat Takeaway.com NV*(a) 29,751
1,100 KFC Holdings Japan, Ltd. 22,039
5,582 Kindred Group plc 50,950
1,700 KOMEDA Holdings Co, Ltd. 32,982
3,200 Koshidaka Holdings Co., Ltd. 25,172
900 Kyoritsu Maintenance Co., Ltd. 37,463
2,956 La Francaise des Jeux SAEM(a) 95,984
30,112 Lottery Corp., Ltd. (The) 91,194
33,812 Marston's plc* 12,518
1,100 McDonald's Holdings Co., Ltd. 42,083
6,149 Melia Hotels International SA* 37,361
14,000 Miramar Hotel & Investment 18,676
11,969 Mitchells & Butlers plc* 33,015
1,200 Monogatari Corp. (The) 33,146
613 MTY Food Group, Inc. 26,188
46,867 NagaCorp, Ltd. 22,451
300 Ohsho Food Service Corp. 13,870
5,176 On The Beach Group plc*(a) 6,678
2,700 Oriental Land Co., Ltd. 88,649
2,702 Pandox AB 28,665
900 Pizza Pizza Royalty Corp. 9,158
6,439 Playtech plc* 35,906
600 Pollard Banknote, Ltd. 11,001
12,439 Rank Group plc* 12,702
1,500 Resorttrust, Inc. 22,410
2,449 Restaurant Brands International, Inc. 163,104
3,018 Restaurant Brands New Zealand, Ltd. 7,792
19,755 Restaurant Group plc (The)* 12,254
9,100 Round One Corp. 34,083
10,188 Sands China, Ltd.* 30,982
5,463 Scandic Hotels Group AB*(a) 18,537
36,000 Shangri-La Asia, Ltd.* 24,488
42,585 SJM Holdings, Ltd.* 16,728
1,360 SkiStar AB 13,901
29,451 SKYCITY Entertainment Group, Ltd. 33,935
6,400 Skylark Holdings Co., Ltd.* 87,538
1,629 Sodexo SA 167,743
27,285 SSP Group plc* 67,394
1,200 St Marc Holdings Co., Ltd. 15,195
40,340 Star Entertainment Group, Ltd. (The) 15,627
52,261 Star Entertainment Group, Ltd. (The)* 20,246
91,665 Tabcorp Holdings, Ltd. 55,321
137 Tivoli A/S 13,905
800 Tokyotokeiba Co., Ltd. 21,510
1,400 Toridoll Holding Corp. 34,513
6,237 TUI AG* 34,210
6,523 Webjet, Ltd.* 28,341
4,231 Whitbread plc 177,954
1,900 Yoshinoya Holdings Co., Ltd. 35,733
1,308 Young & Co.'s Brewery plc, Class A 17,093
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
1,515 Young & Co's Brewery plc $ 13,687
187 Zeal Network SE 6,237
1,000 Zensho Holdings Co., Ltd. 43,655
4,309,335
Household Durables ( 1 .5% ):
2,091 Ariston Holding NV 13,617
5,875 Azorim-Investment Development & Construction
Co., Ltd.* 21,117
4,812 Bang & Olufsen A/S* 5,877
29,695 Barratt Developments plc 159,274
5,441 Bellway plc 151,214
2,266 Berkeley Group Holdings plc 113,009
1,566 Bigben Interactive* 5,228
3,728 Bonava AB, B Shares 6,189
3,251 Breville Group, Ltd. 45,859
27,975 Cairn Home plc 32,284
2,500 Casio Computer Co., Ltd. 20,898
600 Chofu Seisakusho Co., Ltd. 8,410
6,556 Crest Nicholson Holdings plc 13,890
1,076 De' Longhi SpA 23,434
1,000 Dorel Industries, Inc., Class B* 4,263
2,152 Duni AB 19,065
3,176 Electrolux AB, Class B* 32,711
1,200 ES-Con Japan, Ltd. 7,491
2,053 Fiskars OYJ Abp 37,839
44 Forbo Holding AG, Registered Shares 53,574
1,600 Fuji Corp., Ltd. 7,856
900 Fujitsu General, Ltd. 16,896
25,820 Glenveagh Properties plc*(a) 27,179
3,261 GN Store Nord A/S* 58,520
9,000 Haseko Corp. 114,807
2,710 Henry Boot plc 6,495
700 Hoosiers Holdings 5,095
2,100 Iida Group Holdings Co., Ltd. 34,919
1,084 JM AB 14,684
5,800 JVCKenwood Corp. 26,587
958 Kaufman & Broad SA 27,864
700 Ki-Star Real Estate Co., Ltd. 21,625
1,300 LEC, Inc. 8,235
540 Leifheit AG 10,326
43,200 Man Wah Holdings, Ltd. 30,102
1,659 Maytronics, Ltd. 17,428
1,017 Nacon SA* 1,500
1,363 Neinor Homes SA*(a) 13,599
5,500 Nikon Corp. 57,966
5,576 Nobia AB* 4,164
1,700 Open House Group Co., Ltd. 57,685
14,000 Panasonic Holdings Corp. 157,444
8,078 Persimmon plc 105,738
1,200 Pressance Corp. 14,705
12,387 Redrow plc 74,678
1,800 Rinnai Corp. 33,708
567 Sabaf SpA* 9,160
1,300 Sangetsu Corp. 25,331
908 SEB SA 84,715
9,500 Sekisui Chemical Co., Ltd. 136,778
5,300 Sekisui House, Ltd. 105,543
5,800 Sharp Corp. 36,151
12,200 Sony Group Corp. 998,114

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Household Durables, continued
4,100 Sumitomo Forestry Co., Ltd. $ 104,317
328 Surteco Group SE 5,882
1,100 Tama Home Co., Ltd. 26,170
1,100 Tamron Co., Ltd. 33,574
105,935 Taylor Wimpey plc 150,613
805 The Vitec Group plc 3,225
1,000 TOA Corp. 7,798
400 Token Corp. 21,303
1,912 Victoria plc* 12,146
8,359 Vistry Group plc 92,736
100 V-ZUG Holding AG* 6,904
3,849 YIT Oyj 8,835
3,594,343
Household Products ( 0 .2% ):
636 Essity AB, Class A 13,744
3,156 Essity AB, Class B 68,035
1,173 Henkel AG & Co. KGaA 74,063
4,600 Lion Corp. 45,319
14,255 Mcbride plc* 6,774
3,400 Pigeon Corp. 38,404
3,650 Reckitt Benckiser Group plc 257,904
1,900 Unicharm Corp. 67,045
571,288
Independent Power and Renewable Electricity Producers
( 0 .4% ):
2,302 7C Solarparken AG 7,871
1,551 Boralex, Inc., Class A 33,325
2,600 Capital Power Corp. 72,596
7,088 Cloudberry Clean Energy ASA* 7,087
1,098 Corp ACCIONA Energias Renovables SA 28,311
13,417 Drax Group plc 71,765
1,563 EDP Renovaveis SA 25,564
1,700 EF-ON, Inc. 5,695
2,700 Electric Power Development Co., Ltd. 43,695
1,707 Encavis AG* 24,037
2,646 Energix-Renewable Energies, Ltd. 7,802
949 Enlight Renewable Energy, Ltd.* 14,956
1,000 eRex Co., Ltd.^ 5,106
739 ERG SpA 17,808
773 Greenvolt-Energias Renovaveis SA* 4,345
596 Grenergy Renovables SA* 13,020
2,055 Innergex Renewable Energy, Inc. 15,389
690 Kenon Holdings, Ltd. 15,928
8,484 Meridian Energy, Ltd. 26,126
1,175 Neoen SA(a) 34,215
5,491 Northland Power, Inc. 89,434
1,351 OPC Energy, Ltd.* 8,729
2,011 Orron Energy ab 1,346
1,500 Polaris Renewable Energy, Inc. 15,662
2,100 RENOVA, Inc.* 15,898
7,368 RWE AG 273,770
1,250 Scatec ASA(a) 7,351
1,714 Solaria Energia y Medio Ambiente SA* 26,428
10,042 Transalta Corp. 87,473
2,200 Transalta Renewables, Inc. 19,909
882 Voltalia SA, Registered Shares* 9,555
910 West Holdings Corp. 19,837
1,050,033
Shares Value
Common Stocks, continued
Industrial Conglomerates ( 0 .9% ):
182 Aker ASA, Class A Shares $ 11,192
865 Bonheur ASA 18,127
1,056 Chargeurs SA 8,970
8,000 Chevalier International Holdings Ltd. 6,232
20,430 CK Hutchison Holdings, Ltd. 108,888
3,331 DCC plc 186,711
2,000 Guoco Group, Ltd. 14,841
8,400 Hitachi, Ltd. 520,822
822 Indus Holding AG 17,486
515 Italmobiliare SpA 13,062
2,600 Jardine Cycle & Carriage, Ltd. 60,556
1,500 Katakura Industries Co., Ltd. 17,519
1,700 Keihan Holdings Co., Ltd. 45,115
12,200 Keppel Corp., Ltd. 60,566
1,492 Lifco AB, Class B 26,108
2,900 Mie Kotsu Group Holdings, Inc. 11,058
5,400 Nisshinbo Holdings, Inc. 40,188
7,406 Nolato AB, Class B 30,325
1,300 Noritsu Koki Co., Ltd. 29,244
69,000 NWS Holdings, Ltd. 78,587
5,633 Siemens AG, Registered Shares 807,454
3,272 Smiths Group plc 64,460
5,400 TOKAI Holdings Corp. 33,453
933 Volati AB 7,386
2,218,350
Insurance ( 4 .1% ):
3,541 Admiral Group plc 102,397
53,123 Aegon NV 255,999
6,999 Ageas SA/NV 288,592
94,240 AIA Group, Ltd. 762,338
40,863 Alm Brand A/S 61,345
5,446 ASR Nederland NV 204,377
3,180 Assicurazioni Generali SpA 64,977
1,693 AUB Group, Ltd. 31,691
32,979 Aviva plc 155,908
8,835 AXA SA 261,660
999 Baloise Holding AG, Registered Shares 144,971
9,191 Beazley plc 61,805
7,384 Chesnara plc 24,744
2,213 Clal Insurance Enterprises Holdings, Ltd.* 34,261
4,898 Coface SA 62,524
5,900 Dai-ichi Life Holdings, Inc. 122,770
2,100 Definity Financial Corp. 57,985
40,384 Direct Line Insurance Group plc* 84,551
82 E-L Financial Corp., Ltd. 53,797
431 Fairfax Financial Holdings, Ltd. 351,874
1,054 FBD Holdings plc 13,586
1,341 Gjensidige Forsikring ASA 19,711
1,300 Great Eastern Holdings, Ltd. 17,150
4,592 Great-West Lifeco, Inc. 131,393
1,809 Grupo Catalana Occidente SA 58,260
677 Hannover Rueck SE 148,749
4,262 Harel Insurance Investments & Financial Services,
Ltd. 33,688
817 Helvetia Holding AG, Registered Shares 114,504
7,850 Hiscox, Ltd. 96,021
3,719 iA Financial Corp., Inc. 233,310
506 IDI Insurance Co., Ltd. 11,839
26,665 Insurance Australia Group, Ltd. 97,395

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Insurance, continued
2,660 Intact Financial Corp. $ 387,846
15,800 Japan Post Holdings Co., Ltd. 126,330
1,900 Japan Post Insurance Co., Ltd. 31,962
41,528 Just Group plc 36,320
8,127 Lancashire Holdings, Ltd. 58,518
82,370 Legal & General Group plc 222,503
16,597 Linea Directa Aseguradora SA Cia de Seguros y
Reaseguros 15,331
9,385 Manulife Financial Corp. 171,558
9,983 Manulife Financial Corp. 182,445
41,493 Mapfre SA 84,475
33,666 Medibank Pvt, Ltd. 74,401
1,055 Menora Mivtachim Holdings, Ltd. 24,605
16,641 Migdal Insurance & Financial Holding, Ltd. 20,396
2,900 MS&AD Insurance Group Holdings, Inc. 106,083
609 Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen, Class R 237,555
17,747 nib holdings, Ltd. 84,654
7,918 NN Group NV 253,712
15,729 Phoenix Group Holdings plc 92,111
2,268 Phoenix Holdings, Ltd. (The) 23,578
6,587 Poste Italiane SpA(a) 69,251
1,147 Protector Forsikring ASA 18,647
1,332 Prudential plc, ADR 29,197
3,425 Prudential plc 36,875
16,200 QBE Insurance Group, Ltd. 163,791
3,005 Sabre Insurance Group plc(a) 5,550
3,822 Saga plc* 5,768
2,649 Sampo Oyj, A Shares 114,506
6,691 SCOR SA 208,415
445 Solid Forsakring AB 2,409
1,400 Sompo Holdings, Inc. 59,935
9,536 Steadfast Group, Ltd. 34,570
8,699 Storebrand ASA 70,681
2,164 Sun Life Financial, Inc. 105,595
1,295 Sun Life Financial, Inc. 63,196
18,389 Suncorp Group, Ltd. 165,736
454 Swiss Life Holding AG 282,888
4,529 Swiss Re AG 465,022
5,800 T&D Holdings, Inc. 95,232
1,133 Talanx AG 71,843
14,500 Tokio Marine Holdings, Inc. 334,304
1,482 Topdanmark A/S 64,429
1,392 Trisura Group, Ltd.* 30,882
5,377 Tryg A/S 98,358
17,380 Unipol Gruppo Finanziario SpA 93,955
14,182 UnipolSai Assicurazioni SpA 34,225
4,363 UNIQA Insurance Group AG 35,334
54 Vaudoise Assurances Holding SA 25,990
1,471 Vienna Insurance Group AG Wiener Versicherung
Gruppe 40,992
1,796 Wuestenrot & Wuerttembergische AG 27,490
1,223 Zurich Insurance Group AG 560,577
9,814,198
Interactive Media & Services ( 0 .3% ):
3,192 Adevinta ASA* 31,494
15,271 Auto Trader Group plc(a) 114,451
400 Bengo4.com, Inc.* 12,898
575 Better Collective A/S* 12,902
Shares Value
Common Stocks, continued
Interactive Media & Services, continued
2,166 carsales.com, Ltd. $ 38,818
4,900 Catena Media plc* 8,332
5,418 Domain Holdings Australia, Ltd. 13,876
1,161 Hemnet Group AB 20,495
1,200 Infocom Corp. 22,081
3,800 Kakaku.com, Inc. 38,553
1,170 Karnov Group AB* 5,172
13,200 LY Corp. 36,858
600 MarkLines Co., Ltd. 11,955
2,000 MIXI, Inc. 31,710
12,015 Moneysupermarket.com Group plc 35,423
135 New Work SE 14,114
594 REA Group, Ltd. 58,796
19,514 Rightmove plc 132,981
615 Scout24 SE(a) 42,700
1,787 SEEK, Ltd. 25,289
708,898
IT Services ( 1 .5% ):
3,641 Addnode Group AB 22,094
114 Adesso SE 12,363
370 Allgeier SE 8,291
1,014 Alten SA 133,072
923 Appen, Ltd.* 733
400 Argo Graphics, Inc. 8,879
2,661 Atea ASA 33,243
4,261 Atos SE*^ 29,630
600 Base Co., Ltd. 17,301
2,801 Bechtle AG 131,166
2,300 BIPROGY, Inc. 57,433
1,490 Bouvet ASA 7,913
817 CANCOM SE 21,810
3,509 Capgemini SE 609,215
1,233 CGI, Inc.* 121,438
1,200 CGI, Inc.* 118,295
1,200 Change Holdings, Inc. 14,122
4,933 Columbus A/S 4,489
2,655 Computacenter plc 81,695
1,100 Comture Corp. 17,039
7,824 Data#3, Ltd. 35,606
500 Densan System Holdings Co., Ltd. 9,615
1,400 DTS Corp. 29,860
8,624 Econocom Group SA/NV 22,742
1,000 E-Guardian, Inc. 17,854
558 Enea AB* 2,409
1,045 Exclusive Networks SA* 19,017
3,891 Fdm Group Holdings plc 24,684
348 Formula Systems 1985, Ltd. 25,651
1,700 Fujitsu, Ltd. 200,043
2,500 Future Corp. 25,171
824 GFT Technologies SE 22,978
6,665 Global Dominion Access SA(a) 23,576
1,900 GMO internet group, Inc. 29,406
1,200 ID Holdings Corp. 11,556
6,083 Indra Sistemas SA 87,878
900 Information Services Internati 34,427
2,776 Iomart Group plc 5,419
700 JBCC Holdings, Inc. 13,332
600 JIG-SAW, Inc.* 15,821
3,119 Kainos Group plc 43,632

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
IT Services, continued
816 KNOW IT AB $ 9,448
1,146 Kontron AG 22,201
896 Matrix It, Ltd. 18,347
300 Mitsubishi Research Institute, Inc. 9,708
193 Nagarro SE* 14,001
7,286 NCC Group plc 10,467
2,700 NEC Corp. 149,151
2,700 NEC Networks & System Integrat 35,460
3,000 NET One Systems Co., Ltd. 56,939
1,260 Netcompany Group A/S*(a) 47,670
5,741 NEXTDC, Ltd.* 45,823
3,056 Nomura Research Institute, Ltd. 79,540
800 NS Solutions Corp. 22,765
2,200 NSD Co., Ltd. 41,622
5,900 NTT Data Corp. 79,060
200 Obic Co., Ltd. 30,432
2,099 One Software Technologies, Ltd. 26,472
4,539 Ordina NV 27,445
1,100 Otsuka Corp. 46,584
1,200 Pole To Win Holdings, Inc. 4,227
1,470 Proact IT Group AB 10,341
326 Reply SpA 30,599
2,400 SCSK Corp. 41,869
105 Secunet Security Networks AG 22,305
400 SHIFT, Inc.* 73,375
650 Shopify, Inc., Class A* 35,471
700 Shopify, Inc., Class A* 38,214
1,200 Simplex Holdings, Inc. 21,727
510 Societe Pour l'Informatique Industrielle 25,225
800 Softbank Technology Corp. 12,071
5,347 Softcat plc 95,085
566 Sopra Steria Group SACA 116,800
52,000 SUNeVision Holdings, Ltd. 21,455
1,200 TDC Soft, Inc. 13,574
1,700 TechMatrix Corp. 18,010
2,731 TietoEVRY Oyj 61,335
3,300 TIS, Inc. 72,646
500 Uchida Yoko Co., Ltd. 22,650
315 Wavestone 16,517
573 Wiit SpA 9,155
3,686,684
Leisure Products ( 0 .4% ):
3,400 Bandai Namco Holdings, Inc. 69,160
1,496 Beneteau SA 18,104
906 BRP, Inc. 68,585
1,042 Catana Group 6,584
1,377 Games Workshop Group plc 177,417
1,000 Globeride, Inc. 13,507
874 Harvia Oyj 23,595
500 Mars Group Holdings Corp. 9,314
17,243 ME GROUP INTERNATIONAL plc 33,152
877 MIPS AB 29,564
800 Mizuno Corp. 25,232
800 Roland Corp. 21,932
1,400 Sankyo Co., Ltd. 63,927
376 Sanlorenzo SpA/Ameglia 14,104
1,700 Sega Sammy Holdings, Inc. 31,363
800 Shimano, Inc. 108,037
1,400 Snow Peak, Inc. 11,079
Shares Value
Common Stocks, continued
Leisure Products, continued
700 Spin Master Corp.(a) $ 17,602
3,815 Technogym SpA(a) 29,479
1,923 Thule Group AB(a) 50,229
3,300 Tomy Co., Ltd. 47,713
700 Universal Entertainment Corp. 10,317
1,100 Yamaha Corp. 30,043
3,500 Yonex Co., Ltd. 37,351
947,390
Life Sciences Tools & Services ( 0 .4% ):
4,332 Addlife AB, Class B 25,539
840 Biotage AB 8,251
900 CellSource Co., Ltd.*^ 15,100
315 Chemometec A/S* 14,914
600 Cmic Holdings Co., Ltd. 6,912
878 Ergomed PLC* 14,320
3,429 Eurofins Scientific SE 193,309
555 Evotec SE* 11,090
1,007 Gerresheimer AG 105,783
572 Lonza Group AG 264,706
697 Medcap AB* 17,096
818 QIAGEN NV* 33,102
1,833 QIAGEN NV* 74,236
315 Sartorius AG 106,876
91 Sartorius Stedim Biotech 21,653
1,600 Shin Nippon Biomedical Laborat 20,009
105 Siegfried Holding AG 89,928
1,022,824
Machinery ( 4 .1% ):
3,402 Aalberts NV 124,052
600 Ag Growth International, Inc. 23,521
2,600 Aichi Corp. 17,407
2,100 Aida Engineering, Ltd. 14,086
781 Alfa Laval AB 26,729
3,214 Alimak Group AB(a) 19,521
900 Alinco, Inc. 6,460
8,646 Alstom SA 205,131
8,100 Amada Co., Ltd. 81,480
1,286 ANDRITZ AG 64,713
2,000 Anest Iwata Corp. 15,995
2,700 Asahi Diamond Industrial Co., Ltd. 16,001
20,220 Atlas Copco AB, Class A 270,993
11,750 Atlas Copco AB, Class B 137,311
1,149 ATS Corp.* 48,985
1,300 Bando Chemical Industries, Ltd. 14,265
1,230 Beijer Alma AB, Class B 21,049
6,881 Bodycote plc 54,721
310 Bucher Industries AG, Registered Shares 118,651
104 Burckhardt Compression Holding AG 56,495
56 Bystronic AG 34,812
1,043 Cargotec Oyj, Class B 43,833
2,300 CKD Corp. 31,693
1,023 Concentric AB 15,312
1,110 Construcciones y Auxiliar de Ferrocarriles SA 34,647
284 Daetwyler Holding AG 54,202
3,300 Daifuku Co., Ltd. 62,406
8,219 Daimler Truck Holding AG 285,000
2,100 Daiwa Industries, Ltd. 19,419
745 Danieli & C Officine Meccaniche SpA 21,202
1,585 Danieli & C Officine Meccaniche SpA 33,068

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Machinery, continued
4,300 DMG Mori Co., Ltd. $ 73,115
2,392 Duerr AG 64,960
1,400 Ebara Corp. 65,590
6,740 Electrolux Professional AB, Class B 34,745
4,236 Epiroc AB, Class A 80,204
2,816 Epiroc AB, Class B 45,041
2,000 FANUC Corp. 52,213
19,282 Fincantieri SpA* 9,595
2,271 FLSmidth & Co. A/S 102,686
3,291 Fluidra SA 66,893
13,800 Frencken Group, Ltd. 11,231
2,000 Fuji Corp. 31,075
500 Fukushima Galilei Co., Ltd. 16,229
1,700 Furukawa Co., Ltd. 19,099
4,949 GEA Group AG 182,904
2,556 Georg Fischer AG, Registered Shares 143,420
371 Gesco SE 8,272
2,000 Glory, Ltd. 39,888
1,300 Harmonic Drive Systems, Inc. 28,857
16,185 Heidelberger Druckmaschinen AG* 20,707
5,448 Hexagon Composites ASA* 13,941
1,869 Hexagon Purus ASA* 2,426
9,100 Hino Motors, Ltd.* 34,789
1,200 Hisaka Works, Ltd. 7,682
3,600 Hitachi Construction Machinery Co., Ltd. 109,534
5,600 Hitachi Zosen Corp. 31,419
400 Hoshizaki Corp. 13,897
1,000 Hosokawa Micron Corp. 27,419
4,747 Husqvarna AB, B Shares^ 36,210
679 Husqvarna AB, Class A Shares 5,217
5,700 IHI Corp. 119,428
8,265 IMI plc 157,168
4,075 Indutrade AB 75,237
879 Interpump Group SpA 40,265
24 Interroll Holding AG, Class A 65,696
1,300 Iseki & Co., Ltd. 10,284
8,499 Iveco Group NV* 79,327
500 Japan Steel Works, Ltd. (The) 9,283
699 JOST Werke SE(a) 33,557
3,700 Juki Corp. 15,293
2,224 Jungheinrich AG 66,665
87 Kardex Holding AG, Registered Shares 18,970
900 Kato Works Co., Ltd. 7,239
6,300 Kawasaki Heavy Industries, Ltd. 152,489
3,210 KION Group AG 123,655
400 Kitagawa Corp. 3,891
5,100 Kitz Corp. 35,296
1,934 Knorr-Bremse AG 122,974
572 Koenig & Bauer AG* 8,476
13,600 Komatsu, Ltd. 367,584
184 Komax Holding AG 42,317
2,900 Komori Corp. 20,534
5,032 Kone Oyj, Class B 212,137
1,364 Konecranes OYJ 45,192
187 Krones AG 19,275
4,500 Kubota Corp. 66,572
2,200 Kurita Water Industries, Ltd. 76,700
1,000 Kyokuto Kaihatsu Kogyo Co., Ltd. 11,769
1,200 Maezawa Kyuso Industries Co., Ltd. 9,647
Shares Value
Common Stocks, continued
Machinery, continued
700 Makino Milling Machine Co., Ltd. $ 30,560
2,500 Makita Corp. 61,938
586 Manitou Bf SA 14,058
800 Max Co., Ltd. 14,670
896 McPhy Energy SA*^ 4,872
1,800 Meidensha Corp. 27,050
297 Meier Tobler Group AG 13,042
800 Metawater Co., Ltd. 9,978
16,814 Metso Oyj 176,134
5,432 MINEBEA MITSUMI, Inc. 88,614
3,100 MISUMI Group, Inc. 48,407
2,100 Mitsubishi Heavy Industries, Ltd. 117,671
1,000 Mitsubishi Logisnext Co., Ltd. 9,132
700 Mitsuboshi Belting Co., Ltd. 21,491
2,900 Mitsui E&S Co., Ltd. 11,234
1,100 Miura Co., Ltd. 22,138
10,151 Morgan Advanced Materials plc 30,273
1,500 Morita Holdings Corp. 15,978
1,900 Nabtesco Corp. 34,259
800 Nachi-Fujikoshi Corp. 21,425
2,000 Namura Shipbuilding Co., Ltd. 11,526
1,456 NFI Group, Inc.* 13,851
8,900 NGK Insulators, Ltd. 117,979
2,300 Nikkiso Co., Ltd. 15,595
1,267 Nilfisk Holding A/S* 22,207
3,900 Nippon Thompson Co., Ltd. 14,448
400 Nissei ASB Machine Co., Ltd. 12,173
800 Nitta Corp. 17,765
500 Nitto Kohki Co., Ltd. 6,564
1,900 Nitto Seiko Co., Ltd. 7,582
300 Noritake Co., Ltd. 12,423
995 Norma Group SE 18,455
7,700 NSK, Ltd. 43,312
14,800 NTN Corp. 28,169
400 Obara Group, Inc. 10,325
4,495 OC Oerlikon Corp. AG 19,094
1,700 Oiles Corp. 22,830
400 Okamoto Machine Tool Works, Ltd. 14,706
600 OKUMA Corp. 26,377
1,600 Organo Corp. 44,899
2,800 OSG Corp. 32,985
692 Palfinger AG 16,340
174 Pfeiffer Vacuum Technology AG 26,925
150 Plasson Industries, Ltd. 6,209
122 Rational AG 77,229
70 Rieter Holding AG 6,523
16,905 Rotork plc 64,212
1,800 Ryobi, Ltd. 36,573
6,583 Sandvik AB 120,732
299 Schindler Holding AG, Registered Shares 57,531
797,303 Seatrium, Ltd.* 77,915
684 SFS Group AG 74,806
1,100 Shibaura Machine Co., Ltd. 30,267
1,200 Shima Seiki Manufacturing, Ltd. 14,351
1,900 Shinmaywa Industries, Ltd. 16,199
78,000 Singamas Container Holdings, Ltd. 5,447
2,200 Sintokogio, Ltd. 16,092
3,528 Skellerup Holdings, Ltd. 9,833
4,224 SKF AB, B Shares 70,062

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Machinery, continued
892 SKF AB, Class A $ 14,798
200 SMC Corp. 89,538
2,300 Sodick Co., Ltd. 11,261
333 Spirax-Sarco Engineering plc 38,501
772 Stabilus SE 43,211
1,832 Stadler Rail AG 71,180
1,600 Star Micronics Co., Ltd. 20,096
849 Sulzer AG, Registered Shares 81,109
4,000 Sumitomo Heavy Industries, Ltd. 101,423
3,900 Tadano, Ltd. 33,139
900 Takeuchi Manufacturing Co., Ltd. 29,472
1,300 Takuma Co., Ltd. 13,456
3,785 Talgo SA(a) 14,051
478 Technotrans SE 8,429
19,687 Techtronic Industries Co., Ltd. 191,147
1,000 Teikoku Electric Manufacturing Co., Ltd. 16,903
3,900 THK Co., Ltd. 71,274
2,100 Tocalo Co., Ltd. 19,127
1,392 TOMRA Systems ASA 15,861
1,400 Torishima Pump Manufacturing Co., Ltd. 17,804
1,100 Toyota Industries Corp. 86,608
2,304 Trelleborg AB, Class B 57,193
1,098 Troax Group AB 15,566
1,100 Tsubaki Nakashima Co., Ltd. 5,746
1,400 Tsubakimoto Chain Co. 36,287
1,800 Tsugami Corp. 13,960
1,200 Tsukishima Holdings Co., Ltd. 10,591
600 Tsurumi Manufacturing Co., Ltd. 12,316
700 Union Tool Co. 18,164
3,461 Valmet Oyj 78,946
754 VAT Group AG(a) 268,568
1,074 VBG Group AB, Class B 18,789
9,855 Vesuvius plc 52,205
2,838 Volvo AB, Class A 59,043
23,536 Volvo AB, Class B 484,638
229 Vossloh AG 9,562
1,416 Wacker Neuson SE 28,876
6,324 Wartsila Oyj Abp, Class B 71,674
560 Washtec AG 19,831
2,052 Weir Group plc (The) 47,344
3,000 YAMABIKO Corp. 28,887
61,900 Yangzijiang Shipbuilding Holdings, Ltd. 75,132
2,600 Yaskawa Electric Corp. 93,744
9,878,223
Marine Transportation ( 0 .5% ):
1,600 Algoma Central Corp. 17,342
3,578 AMSC ASA 13,734
33 AP Moller - Maersk A/S, Class A 58,558
28 AP Moller - Maersk A/S, Class B 50,468
556 Clarkson plc 18,501
894 D/S Norden A/S 49,783
1,478 Dfds A/S 48,772
2,226 Golden Ocean Group, Ltd. 17,536
3,255 Golden Ocean Group, Ltd. 25,643
426 Hapag-Lloyd AG(a) 77,530
3,300 Iino Kaiun Kaisha, Ltd. 23,155
5,897 Irish Continental Group 27,779
2,300 Japan Transcity Corp. 10,151
1,800 Kawasaki Kisen Kaisha, Ltd. 61,377
Shares Value
Common Stocks, continued
Marine Transportation, continued
794 Kuehne + Nagel International AG $ 225,201
5,100 Mitsui OSK Lines, Ltd. 139,939
19,192 MPC Container Ships As 31,332
5,800 Nippon Yusen KK 150,318
600 NS United Kaiun Kaisha, Ltd. 15,762
185,000 Pacific Basin Shipping, Ltd. 53,019
52,000 SITC International Holdings Co., Ltd. 87,299
1,067 Stolt-Nielsen, Ltd. 30,921
4,623 Wallenius Wilhelmsen ASA 36,556
1,270,676
Media ( 0 .8% ):
1,150 4imprint Group plc 73,043
3,715 Aimia, Inc.* 8,425
65 APG SGA SA 12,769
8,376 ARN Media, Ltd. 4,447
12,859 Ascential plc* 32,749
4,886 Atresmedia Corp. de Medios de Comuicacion SA 18,876
701 Cogeco Communications, Inc. 32,451
400 Cogeco, Inc. 14,511
5,394 Corus Entertainment, Inc., Class B 4,091
1,300 CyberAgent, Inc. 7,009
2,600 Dentsu Group, Inc. 76,523
2,100 Direct Marketing MiX, Inc. 6,557
5,775 Eutelsat Communications SA 34,047
2,800 Fuji Media Holdings, Inc. 30,006
598 Future plc 6,432
4,400 Hakuhodo DY Holdings, Inc. 36,163
15,821 Informa plc 144,143
2,000 Intage Holdings, Inc. 29,913
1,459 IPSOS 67,053
140,551 ITV plc 121,016
9,582 IVE Group, Ltd. 11,858
2,708 JCDecaux SE* 45,750
2,312 Kin And Carta plc* 2,339
1,300 Macromill, Inc. 6,372
1,664 Metropole Television SA 21,075
47,049 MFE-MediaForEurope NV, Class A 19,856
10,230 MFE-MediaForEurope NV, Class B 6,427
3,263 Next 15 Group plc 25,534
58,186 Nine Entertainment Co. Holdings, Ltd. 76,526
1,944 Nordic Entertainment Group AB, Class B*^ 6,245
1,307 NRJ Group 9,642
19,083 Ooh!media, Ltd. 17,421
602 Perion Network, Ltd.* 18,461
68,000 Pico Far East Holdings, Ltd. 12,607
7,255 ProSiebenSat.1 Media SE 49,125
2,541 Publicis Groupe SA 191,862
2,826 Quebecor, Inc., Class B 60,573
1,470 RTL Group 50,490
10,874 S4 Capital plc* 8,897
14,802 SES SA, Class A 96,925
60,999 Seven West Media, Ltd.* 12,352
6,212 SKY Network Television, Ltd. 9,230
7,900 SKY Perfect JSAT Holdings, Inc. 36,832
15,013 Southern Cross Media Group, Ltd. 7,384
1,563 Stroeer SE & Co. KGaA 69,574
1,900 TBS Holdings, Inc. 31,948
15,000 Television Broadcasts, Ltd.* 6,120
4,175 Television Francaise 1 31,964

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Media, continued
1,400 TV Asahi Holdings Corp. $ 15,827
500 Tv Tokyo Holdings Corp. 9,922
1,000 ValueCommerce Co., Ltd. 8,519
19,231 Vivendi SE 168,717
500 Wowow, Inc. 3,800
7,345 WPP plc 65,447
1,975,845
Metals & Mining ( 5 .2% ):
6,591 Acerinox SA 63,786
1,039 Agnico Eagle Mines, Ltd. 47,223
6,572 Agnico Eagle Mines, Ltd. 298,670
400 Aichi Steel Corp. 10,454
1,493 Alamos Gold, Inc., Class A 16,842
41,565 Alkane Resources, Ltd.* 16,266
2,048 Alleima AB 10,730
11,725 Allkem, Ltd.* 88,325
1,400 Altius Minerals Corp. 22,637
50,390 Alumina, Ltd.* 30,995
723 AMG Critical Materials NV 21,713
6,803 Anglo American plc 188,319
2,779 Antofagasta plc 48,133
2,415 APERAM SA 70,217
63,634 Arafura Rare Earths, Ltd.* 10,521
2,276 ArcelorMittal SA, NYS 56,968
5,723 ArcelorMittal SA 143,112
12,400 Argonaut Gold, Inc.* 5,113
3,700 Asahi Holdings, Inc. 46,955
16,100 Ascot Resources, Ltd.* 4,446
116,831 Aurelia Metals, Ltd.* 6,668
1,034 Aurubis AG 76,644
25,622 AVZ Minerals, Ltd.* 2,686
39,315 B2Gold Corp. 112,899
9,320 Barrick Gold Corp. 135,398
1,629 Bekaert NV 72,792
29,659 Bellevue Gold, Ltd.* 26,228
38,377 BHP Group, Ltd. 1,087,950
6,077 BHP Group, Ltd., ADR 345,660
8,456 BlueScope Steel, Ltd. 105,580
5,555 Boliden AB 158,167
4,719 Capricorn Metals, Ltd.* 12,408
10,300 Capstone Copper Corp.* 43,685
36,114 Centamin plc 36,773
9,300 Centerra Gold, Inc. 45,469
8,967 Central Asia Metals plc 20,575
11,257 Champion Iron, Ltd. 45,953
16,254 China Gold International Resources Corp., Ltd. 69,176
1,000 Daido Steel Co., Ltd. 40,669
1,400 Daiki Aluminium Industry Co., Ltd. 12,228
23,794 De Grey Mining, Ltd.* 16,853
7,050 Deterra Royalties, Ltd. 21,693
2,200 Dowa Holdings Co., Ltd. 68,418
9,600 Dundee Precious Metals, Inc. 59,377
8,162 Eldorado Gold Corp.* 72,840
10,609 Emerald Resources NL* 18,388
6,493 Endeavour Mining plc 127,269
3,800 Endeavour Silver Corp.* 9,289
13,107 Equinox Gold Corp.* 55,107
481 Eramet SA 36,845
1,599 ERO Copper Corp.* 27,574
Shares Value
Common Stocks, continued
Metals & Mining, continued
66,946 Evolution Mining, Ltd. $ 139,994
7,778 Evraz plc*(b) —
7,330 Ferrexpo plc* 6,787
6,600 First Majestic Silver Corp. 33,824
8,026 First Quantum Minerals, Ltd. 189,643
17,012 Fortescue Metals Group, Ltd. 228,093
7,300 Fortuna Silver Mines, Inc.* 19,888
140 Franco-Nevada Corp. 18,692
4,743 Fresnillo plc 31,748
8,215 Galiano Gold, Inc.* 4,900
7,520 Genesis Minerals, Ltd.* 6,693
185,248 Glencore plc 1,059,223
1,100 Godo Steel, Ltd. 33,753
8,900 GoGold Resources, Inc.* 7,929
20,449 Gold Road Resources, Ltd. 21,130
4,992 Granges AB 46,964
2,043 Hill & Smith Holdings plc 42,883
9,715 Hochschild Mining plc* 9,850
14,862 Hudbay Minerals, Inc. 72,335
15,631 IAMGOLD Corp.* 33,723
9,087 IGO, Ltd. 74,043
15,540 Iluka Resources, Ltd. 75,876
18,158 Imdex, Ltd. 17,982
3,605 Ivanhoe Mines, Ltd., Class A* 30,898
16,400 JFE Holdings, Inc. 241,015
50,009 Jupiter Mines, Ltd. 6,243
3,200 K92 Mining, Inc.* 13,595
2,436 K92 Mining, Inc.* 10,350
5,400 Karora Resources, Inc.* 15,229
49,933 Kinross Gold Corp. 227,586
12,000 Kobe Steel, Ltd. 155,450
1,800 Kyoei Steel, Ltd.^ 23,949
2,500 Labrador Iron Ore Royalty Corp. 59,182
2,100 Largo, Inc.* 5,953
14,207 Lucara Diamond Corp.* 4,080
4,500 Lundin Gold, Inc. 50,530
28,726 Lundin Mining Corp. 214,266
27,882 Lynas Rare Earths, Ltd.* 120,434
48,387 Macmahon Holdings, Ltd. 5,285
1,600 Major Drilling Group International, Inc.* 9,743
2,400 Maruichi Steel Tube, Ltd. 59,705
176,000 Midas Holdings, Ltd.*(b) —
1,585 Mineral Resources, Ltd. 68,660
4,200 Mitsubishi Materials Corp. 67,933
500 Mitsubishi Steel Manufacturing Co., Ltd. 5,048
1,500 Mitsui Mining & Smelting Co., Ltd. 38,132
30,000 Mongolian Mining Corp.* 16,958
27,183 Mount Gibson Iron, Ltd.* 7,678
2,200 Neturen Co., Ltd. 14,731
27,410 New Gold, Inc.* 25,228
1,024 Newcrest Mining, Ltd. 16,166
11,300 Newcrest Mining, Ltd. 178,949
58,536 Nickel Industries, Ltd. 28,184
6,200 Nippon Denko Co., Ltd. 12,607
2,700 Nippon Light Metal Holdings Co. 30,393
14,395 Nippon Steel Corp. 337,425
930 Nippon Yakin Kogyo Co., Ltd. 28,888
400 Nittetsu Mining Co., Ltd. 13,397
9,246 Norsk Hydro ASA 58,049

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Metals & Mining, continued
14,138 Northern Star Resources, Ltd. $ 94,621
28,628 OceanaGold Corp. 56,071
21,175 OM Holdings, Ltd. 6,244
500 Osaka Steel Co., Ltd. 6,157
3,310 Osisko Gold Royalties, Ltd. 38,874
12,854 Osisko Mining, Inc.* 23,283
15,995 Outokumpu Oyj 67,012
900 Pacific Metals Co., Ltd.* 8,438
11,278 Pan American Silver Corp. 163,262
33,353 Perenti Global, Ltd.* 23,124
41,346 Perseus Mining, Ltd. 43,382
36,817 Pilbara Minerals, Ltd. 101,316
41,927 Ramelius Resources, Ltd. 38,358
26,859 Regis Resources, Ltd. 25,476
95,529 Resolute Mining, Ltd.* 21,371
10,242 Rio Tinto plc 643,267
4,888 Rio Tinto plc, Registered Shares, ADR 311,072
5,634 Rio Tinto, Ltd. 413,881
1,335 Salzgitter AG 35,347
18,215 Sandfire Resources, Ltd.* 71,825
1,200 Seabridge Gold, Inc.* 12,618
7,176 Sierra Rutile Holdings, Ltd.* 869
32,896 Silver Lake Resources, Ltd.* 17,524
7,897 Sims, Ltd. 68,725
53,653 SolGold plc* 8,205
148,911 South32, Ltd. 325,710
7,725 SSAB AB, Class A 43,465
22,114 SSAB AB, Class B 121,158
8,249 SSR Mining, Inc. 109,574
30,000 St. Barbara, Ltd.* 3,365
1,600 Stelco Holdings, Inc. 44,215
4,366 Straits Trading Co., Ltd. 6,317
4,300 Sumitomo Metal Mining Co., Ltd. 126,472
21,718 Swiss Steel Holding AG* 2,557
13,627 Syrah Resources, Ltd.* 4,462
12,474 Taseko Mines, Ltd.* 15,614
9,038 Teck Resources, Ltd., Class B 389,045
20,766 thyssenkrupp AG 158,566
900 Toho Titanium Co., Ltd. 10,787
700 Toho Zinc Co., Ltd. 7,660
300 Tokyo Rope Manufacturing Co. Ltd. 2,729
2,300 Tokyo Steel Manufacturing Co., Ltd. 26,198
4,785 Torex Gold Resources, Inc.* 49,784
969 Trevali Mining Corp.*(b) —
1,700 Triple Flag Precious Metals Corp. 22,269
1,500 UACJ Corp. 31,348
2,097 Victoria Gold Corp.* 9,017
4,973 voestalpine AG 134,857
4,200 Wesdome Gold Mines, Ltd.* 21,926
49,123 West African Resources, Ltd.* 24,125
14,470 Westgold Resources, Ltd.* 15,603
2,016 Wheaton Precious Metals Corp. 81,822
1,000 Yamato Kogyo Co., Ltd. 47,791
800 Yodogawa Steel Works, Ltd. 18,967
12,706,283
Multi-Utilities ( 0 .7% ):
62,477 A2A SpA 111,044
2,232 Acea SpA 24,285
12,104 AGL Energy, Ltd. 83,336
Shares Value
Common Stocks, continued
Multi-Utilities, continued
2,005 Atco, Ltd. $ 50,786
2,366 Canadian Utilities, Ltd., Class A 49,999
144,238 Centrica plc 270,745
11,449 E.ON SE 135,601
14,471 Engie SA 221,859
16,835 Hera SpA 45,974
11,786 Iren SpA 22,722
8,297 National Grid plc 99,023
2,008 National Grid plc, ADR 121,745
11,914 REN - Redes Energeticas Nacionais SGPS SA 30,450
21,700 Sembcorp Industries, Ltd. 80,690
1,869 Telecom Plus plc 33,985
6,489 Vector, Ltd. 15,329
6,496 Veolia Environnement SA 187,904
1,585,477
Office REITs ( 0 .0%
†
):
3,571 CLS Holdings plc 5,152
Oil, Gas & Consumable Fuels ( 8 .3% ):
7,481 Advantage Energy, Ltd.* 51,063
18,755 Africa Oil Corp. 37,701
4,461 Aker BP ASA 123,323
4,908 Ampol, Ltd. 106,681
17,468 ARC Resources, Ltd. 278,850
507 Ashdod Refinery, Ltd.* 14,032
28,709 Athabasca Oil Corp.* 91,955
15,149 Baytex Energy Corp. 66,816
2,064 Baytex Energy Corp. 9,102
69,875 Beach Energy, Ltd. 73,829
7,041 Birchcliff Energy, Ltd. 40,128
575 BLUENORD ASA* 27,923
15,110 Boss Energy, Ltd.* 46,942
29,512 BP plc, ADR 1,142,705
151,966 BP plc 981,060
173,000 Brightoil Petroleum Holdings, Ltd.*(b) —
787 BW Energy, Ltd.* 2,012
2,656 BW LPG, Ltd.(a) 33,433
789 Cameco Corp. 31,308
1,022 Cameco Corp. 40,512
1,527 Canacol Energy, Ltd. 12,064
4,300 Canadian Natural Resources, Ltd. 278,118
6,882 Canadian Natural Resources, Ltd. 445,059
10,396 Capricorn Energy plc 22,162
3,012 Cardinal Energy, Ltd.^ 16,412
194,347 Carnarvon Energy, Ltd.* 19,982
2,956 Cenovus Energy, Inc. 61,544
13,453 Cenovus Energy, Inc. 280,135
7,392 Channel Infrastructure NZ, Ltd. 6,810
13,100 China Aviation Oil Singapore Corp., Ltd. 8,420
64,430 Cooper Energy, Ltd.* 4,998
2,300 Cosmo Energy Holdings Co., Ltd. 80,425
15,061 Crescent Point Energy Corp. 124,871
8,781 Crescent Point Energy Corp. 72,882
8,223 Crew Energy, Inc.* 35,299
854 CropEnergies AG 7,147
4,317 d'Amico International Shipping SA 21,017
263 Delek Group, Ltd. 38,983
18,620 Diversified Energy Co. plc 18,283
20,320 DNO ASA 20,067
7,200 ECORA RESOURCES plc 9,379

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
9,908 Enbridge, Inc. $ 328,662
52,800 ENEOS Holdings, Inc. 208,317
2,930 Energean PLC 40,684
3,000 Enerplus Corp. 52,794
41,770 Eni SpA 670,795
120,434 EnQuest plc* 22,278
9,442 Equinor ASA 309,657
1,081 Equital, Ltd.* 34,413
15,527 Esken, Ltd.* 527
1,390 Etablissements Maurel et Prom SA 7,182
2,256 Euronav NV 36,538
1,031 Euronav NV 16,939
762 FLEX LNG, Ltd. 22,796
3,700 Freehold Royalties, Ltd. 40,049
2,600 Frontera Energy Corp.* 20,580
2,211 Frontline plc 40,731
3,100 Fuji Oil Co., Ltd. 7,113
19,623 Galp Energia SGPS SA 290,639
1,038 Gaztransport et Technigaz SA 127,503
15,200 Gear Energy, Ltd. 9,849
6,249 Genel Energy plc 6,092
5,750 Gibson Energy, Inc. 82,264
1,960 Gran Tierra Energy, Inc.* 13,595
14,984 Gulf Keystone Petroleum, Ltd. 18,708
4,009 Hafnia, Ltd. 24,926
5,643 Harbour Energy plc 17,666
9,100 Headwater Exploration, Inc. 47,976
4,600 Idemitsu Kosan Co., Ltd. 105,800
2,481 Imperial Oil, Ltd. 152,832
19,500 Inpex Corp. 292,684
2,244 International Petroleum Corp.* 21,364
2,823 International Petroleum Corp. / Sweden* 27,113
3,600 Itochu Enex Co., Ltd. 36,242
1,700 Iwatani Corp. 85,677
1,000 Japan Petroleum Exploration Co., Ltd. 37,545
2,500 Journey Energy, Inc.* 10,014
24,713 Karoon Energy, Ltd.* 41,944
7,300 Kelt Exploration, Ltd.* 38,970
7,201 Keyera Corp. 169,089
3,130 Koninklijke Vopak NV 107,091
2,000 Logan Energy Corp. CA* 1,487
10,807 MEG Energy Corp.* 210,315
1,700 Mitsuuroko Holdings Co., Ltd. 14,537
1,502 Naphtha Israel Petroleum Corp. 8,608
3,186 Neste Oyj 108,180
21,426 New Hope Corp., Ltd. 87,307
64,000 NewOcean Energy Holdings, Ltd.* 57
21,200 Nippon Coke & Engineering Co., Ltd.* 17,443
7,754 Nuvista Energy, Ltd.* 74,223
104,047 Oil Refineries, Ltd. 34,367
771 Okeanis Eco Tankers Corp.(a) 19,869
4,124 OMV AG 196,898
41,785 Paladin Energy, Ltd.* 29,496
5,770 Panoro Energy ASA 16,932
3,407 Paramount Resouces, Ltd., Class A 80,904
4,673 Parex Resources, Inc. 87,707
6,100 Parkland Corp. 178,450
507 Paz Oil Co., Ltd.* 41,824
1,584 Pembina Pipeline Corp. 47,615
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
9,211 Pembina Pipeline Corp.^ $ 276,988
7,660 Peyto Exploration & Development Corp. 77,215
12,892 Pharos Energy plc 3,591
10,900 Pine Cliff Energy, Ltd. 11,557
7,163 Pipestone Energy Corp. 11,287
5,132 Prairiesky Royalty, Ltd. 94,319
35,781 Repsol SA 588,931
1,600 Sala Corp. 8,145
3,100 San-Ai Oil Co., Ltd. 32,899
82,456 Santos, Ltd. 417,435
23,460 Saras SpA 33,588
8,575 Serica Energy plc 26,030
51,340 Shell plc 1,629,777
22,296 Shell plc, ADR 1,435,416
400 Sinanen Holdings Co., Ltd. 10,802
2,000 Spartan Delta Corp. 5,964
16,178 Suncor Energy, Inc. 556,420
9,472 Suncor Energy, Inc. 325,647
1,871 Surgen Energy, Inc. 12,757
9,600 Tamarack Valley Energy, Ltd. 27,568
1,817 TC Energy Corp.^ 62,523
10,023 TC Energy Corp. 344,727
3,303 Tethys Oil AB 16,603
13,400 Tidewater Midstream and Infrastructure, Ltd. 10,163
3,400 Topaz Energy Corp. 53,650
906 Torm plc 24,564
663 TORM plc, Class A 17,975
41,514 TotalEnergies SE 2,731,551
8,938 Tourmaline Oil Corp. 449,829
64,721 Tullow Oil plc* 27,196
9,392 Var Energi ASA 27,377
542 Verbio Vereinigte Bioenergie AG 21,815
4,283 Vermilion Energy, Inc. 62,663
23,550 Viva Energy Group, Ltd.(a) 45,397
27,552 Whitecap Resources, Inc. 232,694
35,316 Whitehaven Coal, Ltd. 160,511
26,636 Woodside Energy Group, Ltd. 620,436
3,625 Yancoal Australia, Ltd. 12,041
20,173,340
Paper & Forest Products ( 0 .6% ):
2,718 Altri SGPS SA^ 12,282
2,829 Canfor Corp.* 35,141
600 Daiken Corp. 12,019
3,000 Daio Paper Corp. 24,562
8,317 Ence Energia y Celulosa S.A 27,825
6,700 Hokuetsu Corp.^ 48,604
1,406 Holmen AB, B Shares 54,606
1,527 Interfor Corp.* 22,656
4,993 Metsa Board Oyj 40,037
10,920 Mondi plc 182,138
11,089 Navigator Co. SA (The) 41,791
4,800 Nippon Paper Industries Co., Ltd.* 43,281
2,562 Nordic Paper Holding AB 7,611
5,393 Norske Skog ASA*(a) 23,315
28,900 Oji Holdings Corp. 122,543
798 Stella-Jones, Inc. 38,381
16,530 Stora Enso Oyj, Class R 206,893
3,684 Svenska Cellulosa AB SCA, Class B 50,399
600 Tokushu Tokai Paper Co., Ltd. 13,727

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Paper & Forest Products, continued
7,194 UPM-Kymmene Oyj $ 246,029
2,354 West Fraser Timber Co., Ltd. 170,921
24,618 Western Forest Products, Inc. 14,864
1,439,625
Passenger Airlines ( 0 .2% ):
3,200 Air Canada* 45,664
1,552 Air France-KLM* 19,418
80,763 Air New Zealand, Ltd. 35,293
1,200 ANA Holdings, Inc.* 25,150
57,347 Cathay Pacific Airways, Ltd.* 58,780
7,555 Deutsche Lufthansa AG* 60,014
5,559 easyJet plc* 28,854
528 Exchange Income Corp. 17,433
1,600 Japan Airlines Co., Ltd. 31,125
2,549 JET2 plc 33,546
10,542 Qantas Airways, Ltd.* 35,081
17,900 Singapore Airlines, Ltd. 84,550
474,908
Personal Care Products ( 0 .7% ):
306 Beiersdorf AG 39,507
3,201 Best World International, Ltd.* 3,929
800 Fancl Corp. 12,170
12,238 Haleon plc 50,774
5,222 Haleon PLC, ADR^ 43,499
409 Interparfums SA 22,669
1,514 Jamieson Wellness, Inc.(a) 27,167
1,900 Kao Corp. 70,562
500 Kobayashi Pharmaceutical Co., Ltd. 22,328
200 Kose Corp. 14,501
16,500 L'occitane International SA 49,218
1,145 L'Oreal SA 474,124
1,600 Mandom Corp. 14,771
1,000 Milbon Co., Ltd. 27,831
600 Noevir Holdings Co., Ltd. 21,232
2,645 Ontex Group NV* 19,411
1,200 Pola Orbis Holdings, Inc. 14,386
5,635 PZ Cussons plc 9,733
2,000 Rohto Pharmaceutical Co., Ltd. 54,237
1,900 Shiseido Co., Ltd. 66,710
5,719 Unilever plc 282,176
1 Unilever plc 49
6,583 Unilever plc, ADR 325,200
1,300 YA-MAN, Ltd.^ 8,771
1,674,955
Pharmaceuticals ( 4 .4% ):
2,004 Alk Abello A/S* 22,460
15,687 Alliance Pharma plc 9,017
2,003 Almirall SA 20,372
5,600 Astellas Pharma, Inc. 77,360
3,840 AstraZeneca plc 516,690
5,648 AstraZeneca plc, ADR 382,483
491 Aurora Cannabis, Inc.* 286
1,145 Bausch Health Cos., Inc.* 9,412
6,486 Bausch Health Cos., Inc.* 53,489
16,247 Bayer AG, Registered Shares 780,235
298 Boiron SA 16,918
900 Canopy Growth Corp.* 696
5,000 Chugai Pharmaceutical Co., Ltd. 154,947
Shares Value
Common Stocks, continued
Pharmaceuticals, continued
207 COSMO Pharmaceuticals NV $ 9,025
1,800 Daiichi Sankyo Co., Ltd. 49,409
330 Daito Pharmaceutical Co., Ltd. 5,188
699 Dermapharm Holding SE 28,961
500 Eisai Co., Ltd. 27,761
192 Euroapi SA* 2,419
9,153 Faes Farma SA 30,914
700 Fuji Pharma Co., Ltd. 5,463
500 Fuso Pharmaceutical Industries. Ltd. 6,592
15,331 GSK plc 277,103
9,383 GSK PLC, ADR 340,134
10,077 H Lundbeck A/S 54,353
4,354 H Lundbeck A/S, Class A 20,574
3,600 Haw Par Corp., Ltd. 25,960
3,809 Hikma Pharmaceuticals plc 97,034
800 Hisamitsu Pharmaceutical Co., Inc. 29,131
5,536 Indivior plc* 119,741
1,149 Ipsen SA 150,473
1,000 Kaken Pharmaceutical Co., Ltd. 23,431
1,000 Kissei Pharmaceutical Co., Ltd. 22,671
900 Kyowa Kirin Co., Ltd. 15,676
680 Laboratorios Farmaceuticos Rovi SA 36,842
4,918 Mayne Pharma Group, Ltd. 10,248
342 Merck KGaA 57,154
400 Mochida Pharmaceutical Co., Ltd. 8,923
1,000 Nippon Shinyaku Co., Ltd. 42,329
12,781 Novartis AG 1,304,580
2,794 Novartis AG, ADR 284,597
27,014 Novo Nordisk A/S, Class B 2,457,787
5,400 Ono Pharmaceutical Co., Ltd. 103,585
658 Orion Oyj, Class A 25,788
3,504 Orion Oyj, Class B 137,614
1,400 Otsuka Holdings Co., Ltd. 49,811
1,486 Recordati Industria Chimica e Farmaceutica SpA 70,048
4,234 Roche Holding AG 1,155,203
214 Roche Holding AG 62,980
5,515 Sanofi 591,690
2,400 Santen Pharmaceutical Co., Ltd. 21,986
1,700 Sawai Group Holdings Co., Ltd. 52,051
1,300 Seikagaku Corp. 7,027
1,800 Shionogi & Co., Ltd. 80,498
2,832 SNDL, Inc.* 5,381
3,200 Sumitomo Dainippon Pharma Co., Ltd. 11,504
1,500 SymBio Pharmaceuticals, Ltd.* 3,812
1,100 Taisho Pharmaceutical Holdings Co., Ltd. 45,438
11,500 Takeda Pharmaceutical Co., Ltd. 357,191
3,056 Teva Pharmaceutical Industries, Ltd., ADR* 31,171
800 Torii Pharmaceutical Co., Ltd. 20,709
1,200 Towa Pharmaceutical Co., Ltd. 22,921
2,000 Tsumura & Co. 37,195
544 UCB SA 44,508
26,000 United Laboratories International Holdings, Ltd. 26,303
166 Vetoquinol SA 13,712
179 Virbac SA 48,374
1,100 ZERIA Pharmaceutical Co., Ltd. 16,325
10,631,663
Professional Services ( 2 .0% ):
6,879 Adecco Group AG 282,245
158 Adyen NV*(a) 117,104

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Professional Services, continued
2,295 AFRY AB $ 26,887
12,975 ALS, Ltd. 95,452
770 Altech Corp. 13,053
111 Amadeus Fire AG 13,117
5,169 Amadeus IT Group SA 311,460
5,585 Applus Services SA 58,401
2,192 Arcadis NV 98,408
1,900 BayCurrent Consulting, Inc. 63,494
1,800 Bell System24 Holdings, Inc. 19,013
2,600 Benefit One, Inc. 18,799
372 Bertrandt AG 17,351
1,661 Brunel International NV 22,804
8,885 Bureau Veritas SA 220,065
26,624 Capita plc* 5,513
5,155 Computershare, Ltd. 86,211
700 Creek & River Co., Ltd. 9,848
180 Danel Adir Yeoshua, Ltd. 14,740
1,200 dip Corp. 29,534
1,661 DKSH Holding, Ltd. 112,283
14,199 DWF Group plc(a) 17,251
900 en Japan, Inc. 14,006
6,707 Experian plc 219,076
1,200 FULLCAST Holdings Co., Ltd. 15,097
1,500 Funai Soken Holdings, Inc. 26,174
175 Groupe Crit 12,911
37,731 Hays plc 50,069
690 Hilan, Ltd. 35,754
1,600 Insource Co., Ltd. 11,070
3,714 Intertek Group plc 185,681
4,845 IPH, Ltd. 23,031
300 IR Japan Holdings, Ltd. 3,496
1,000 JAC Recruitment Co., Ltd. 16,997
1,000 LIKE, Inc. 10,240
19,489 Link Administration Holdings, Ltd. 17,277
5,600 Link And Motivation, Inc. 16,251
1,000 Management Solutions Co., Ltd. 18,729
3,994 McMillan Shakespeare, Ltd. 41,349
1,500 Meitec Corp. 27,123
14,213 Nexi SpA*(a) 86,738
5,500 Nihon M&A Center, Inc. 26,280
1,900 Open Up Group, Inc. 23,304
3,000 Outsourcing, Inc. 23,158
12,547 Pagegroup plc 64,114
1,400 Pasona Group, Inc. 15,299
39,000 Persol Holdings Co., Ltd. 63,456
3,882 Randstad NV 213,953
10,100 Recruit Holdings Co., Ltd. 311,066
2,839 RELX plc 95,795
5,236 RELX plc, ADR 176,453
6,345 RELX plc 213,947
2,833 Ricardo plc 17,216
3,902 Robert Walters plc 19,901
5,749 RWS Holdings plc 16,736
1,750 SGS SA, Registered Shares 146,950
1,300 SIGMAXYZ Holdings, Inc. 13,669
3,267 Smartgroup Corp., Ltd. 17,385
2,500 SMS Co., Ltd. 42,534
3,200 S-Pool, Inc. 10,195
7,669 SThree plc 34,787
Shares Value
Common Stocks, continued
Professional Services, continued
1,633 Talenom Oyj $ 9,388
1,100 Tanseisha Co., Ltd. 6,856
2,800 Technopro Holdings, Inc. 60,878
791 Teleperformance 98,834
2,200 TELUS International Cda, Inc.* 16,734
293 Thomson Reuters Corp. 35,840
1,000 TKC Corp. 24,342
700 Transcosmos, Inc. 14,956
1,100 UT Group Co., Ltd.* 16,398
700 Visional, Inc.* 35,167
300 Weathernews, Inc. 12,682
3,266 Wise plc, Class A* 27,128
3,746 Wolters Kluwer NV 453,600
4,843,103
Real Estate Management & Development ( 2 .1% ):
697 Aedas Homes SA(a) 11,941
1,700 AEON Mall Co., Ltd. 20,017
206 AFI Properties, Ltd.* 6,997
1,001 Airport City, Ltd.* 15,388
2,300 Airport Facilities Co., Ltd. 8,695
714 Allreal Holding AG, Registered Shares 113,756
1,972 Alony Hetz Properties & Invest 13,500
492 Alrov Properties And Lodgings, Ltd. 17,569
700 Altus Group, Ltd. 24,235
2,393 Amot Investments, Ltd. 11,587
2,116 Annehem Fastigheter AB, Class B* 3,250
11,406 Aroundtown SA* 23,763
46,000 Asia Standard International Group, Ltd.* 2,646
1,281 Atrium Ljungberg AB, B Shares 20,878
233 Azrieli Group, Ltd. 11,943
210 Big Shopping Centers, Ltd.* 17,359
116 Blue Square Real Estate, Ltd. 6,622
59 Brack Capital Properties NV* 4,931
3,700 Bukit Sembawang Estates, Ltd. 10,445
695 CA Immobilien Anlagen AG 23,063
31,443 Capitaland India Trust 24,130
25,700 CapitaLand Investment, Ltd. 58,109
2,130 Castellum AB 21,714
781 Catena AB 27,177
2,946 Cedar Woods Properties, Ltd. 8,619
18,000 Chinese Estates Holdings, Ltd.* 3,604
52,000 Chuang's Consortium International, Ltd.* 3,254
851 Cibus Nordic Real Estate AB 8,430
12,200 City Developments, Ltd. 58,765
1,684 Citycon Oyj 9,446
27,675 CK Asset Holdings, Ltd. 145,571
127 Colliers International Group 12,097
600 Colliers International Group, Inc. 57,146
12,641 Corem Property Group AB, Class B 7,001
340,000 CSI Properties, Ltd. 4,950
2,460 CTP NV(a) 35,208
1,100 Daito Trust Construction Co., Ltd. 115,887
8,400 Daiwa House Industry Co., Ltd. 225,595
1,800 Dear Life Co., Ltd. 9,632
478 Deutsche EuroShop AG 9,236
1,307 Deutsche Wohnen SE 29,702
1,139 DIC Asset AG 4,721
2,651 Dios Fastigheter AB 15,125
1,450 DREAM Unlimited Corp. 19,624

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Real Estate Management & Development, continued
34,000 Emperor International Holdings, Ltd. $ 1,940
577 Entra ASA(a) 4,923
55,400 ESR Group, Ltd.(a) 77,681
4,939 Fabege AB 39,289
83,930 Far East Consortium International, Ltd. 17,283
8,276 Fastighets AB Balder, B Shares* 37,065
862 FastPartner AB, Class A 3,355
436 FirstService Corp., Class WI 63,455
300 FirstService Corp., Class WI 43,640
11,092 Foxtons Group plc 4,941
16,000 Frasers Property, Ltd. 9,758
2,231 Gav-Yam Lands Corp., Ltd. 14,175
1,100 Goldcrest Co., Ltd. 16,311
28,069 Grainger plc 79,869
1,873 Grand City Properties SA* 17,708
10,516 Great Eagle Holdings, Ltd. 17,860
17,100 GuocoLand, Ltd. 19,165
28,000 Hang Lung Group, Ltd. 39,265
56,984 Hang Lung Properties, Ltd. 77,458
7,709 Harworth Group plc 9,919
1,200 Heiwa Real Estate Co., Ltd. 31,944
5,154 Helical plc 13,289
14,706 Henderson Land Development Co., Ltd. 38,516
143 Hiag Immobilien Holding AG 12,342
37,840 HKR International, Ltd. 7,999
9,400 Ho Bee Land, Ltd. 12,501
18,500 Hong Fok Corp., Ltd. 12,251
15,800 Hongkong Land Holdings, Ltd. 56,316
2,049 Hufvudstaden AB, Class A 22,635
9,700 Hulic Co., Ltd. 87,006
11,000 Hysan Development Co., Ltd. 21,188
7,300 Ichigo, Inc. 15,847
151 IES Holdings, Ltd.* 8,932
242 Immobel SA 7,453
218 Ina Invest Holding AG* 4,047
700 Information Services Corp. 11,391
2,409 Instone Real Estate Group AG(a) 14,946
29 Intershop Holdings AG 19,197
2,000 Invesque, Inc.* 760
164 Investis Holding SA 16,678
1,643 Israel Canada T.R, Ltd. 4,098
32,180 IWG plc* 55,548
800 JINUSHI Co., Ltd. 10,265
25,000 K Wah International Holdings Ltd. 7,034
1,500 Katitas Co., Ltd. 21,839
1,200 Keihanshin Building Co., Ltd. 11,017
16,225 Kerry Properties, Ltd. 27,590
2,347 K-fast Holding AB* 2,940
3,270 Kojamo Oyj 28,841
26,000 Kowloon Development Co., Ltd. 22,744
17,100 Lai Sun Development Co., Ltd.* 2,217
44,500 Langham Hospitality Investments and Langham
Hospitality Investments, Ltd. 4,318
1,214 LEG Immobilien SE* 83,849
14,551 Lendlease Corp., Ltd. 67,337
8,900 Leopalace21 Corp.* 19,419
3,460 Lifestyle Communities, Ltd. 35,919
8,000 Liu Chong Hing Investment, Ltd. 5,494
4,644 LSL Property Services plc 14,739
Shares Value
Common Stocks, continued
Real Estate Management & Development, continued
543 Mega Or Holdings, Ltd.* $ 9,719
463 Melisron, Ltd. 28,893
59,000 Mingfa Group International Co., Ltd.* 1,703
4,200 Mirarth Holdings, Inc. 13,317
6,700 Mitsubishi Estate Co., Ltd. 87,596
4,000 Mitsui Fudosan Co., Ltd. 88,113
9,306 Mivne Real Estate KD, Ltd. 22,367
342 Mobimo Holding AG, Registered Shares 91,643
100 Morguard Corp. 7,474
28,087 New World Development Co., Ltd. 54,511
1,539 Nexity SA 22,687
1,700 Nisshin Group Holdings Co., Ltd. 6,140
2,300 Nomura Real Estate Holdings, Inc. 57,734
522 NP3 Fastigheter AB 7,558
6,438 Nyfosa AB 34,501
17,900 Oue, Ltd. 13,604
54,608 Oxley Holdings, Ltd. 4,277
25,655 Pacific Century Premium Developments, Ltd.* 919
1,455 PATRIZIA SE 11,561
5,361 PEXA Group, Ltd.* 39,240
1,195 Platzer Fastigheter Holding AB, Class B 7,341
222 Prashkovsky Investments And Construction, Ltd. 4,920
1,324 PSP Swiss Property AG 156,226
125 Raysum Co., Ltd. 2,708
3,244 Real Matters, Inc.* 14,810
2,900 Relo Group, Inc. 31,385
1,892 Sagax AB, Class B 36,007
22,824 Samhallsbyggnadsbolaget i Norden AB^ 8,333
1,200 SAMTY Co., Ltd. 19,043
3,518 Savills plc 37,025
1,875 Selvaag Bolig ASA 4,986
70,000 Shun Tak Holdings, Ltd.* 10,134
795 Shurgard Self Storage, Ltd. 31,486
100,800 Sinarmas Land, Ltd. 13,764
56,863 Sino Land Co., Ltd. 63,985
34,943 Sirius Real Estate, Ltd. 36,620
5,000 Soundwill Holdings, Ltd. 3,776
200 SRE Holdings Corp.* 3,937
1,800 Starts Corp., Inc. 35,157
2,567 StorageVault Canada, Inc. 8,543
5,500 Sumitomo Realty & Development Co., Ltd. 142,897
1,493 Summit Real Estate Holdings, Ltd. 19,179
1,800 Sun Frontier Fudousan Co., Ltd. 18,129
8,921 Sun Hung Kai Properties, Ltd. 94,889
5,146 Swire Pacific, Ltd., Class A 34,744
17,500 Swire Pacific, Ltd., Class B 19,073
8,600 Swire Properties, Ltd. 17,944
1,615 Swiss Prime Site AG, Registered Shares 147,836
3,096 TAG Immobilien AG* 32,498
21,000 TAI Cheung Holdings, Ltd. 8,860
1,000 TKP Corp.* 17,401
2,900 TOC Co, Ltd. 12,452
6,400 Tokyo Tatemono Co., Ltd. 88,516
22,200 Tokyu Fudosan Holdings Corp. 136,442
2,400 Tosei Corp. 30,995
6,520 Tricon Residential, Inc. 48,200
213 UBM Development AG 4,727
12,600 UOL Group, Ltd. 58,901
241 VGP NV 22,367

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Real Estate Management & Development, continued
4,568 Vonovia SE $ 110,081
9,647 Wallenstam AB 32,173
6 Warteck Invest AG 12,651
6,203 Watkin Jones plc 3,015
12,829 Wharf Real Estate Investment Co., Ltd. 49,513
4,068 Wihlborgs Fastigheter AB 28,396
20,700 Wing Tai Holdings, Ltd. 21,226
16,000 Wing Tai Properties, Ltd. 6,211
148 YH Dimri Construction & Development, Ltd. 9,617
17 Zug Estates Holding AG, Class B 29,600
5,111,110
Retail REITs ( 0 .0%
†
):
12,409 Investore Property, Ltd. 9,440
Semiconductors & Semiconductor Equipment ( 2 .2% ):
4,400 Advantest Corp. 122,332
8,300 Aem Holdings, Ltd. 20,911
12,975 ams-OSRAM AG* 60,823
546 ASM International NV 227,978
1,186 ASML Holding NV 696,370
1,726 ASML Holding NV, NYS 1,016,027
10,419 ASMPT, Ltd. 93,058
2,097 BE Semiconductor Industries NV 205,015
700 Disco Corp. 128,564
185 Elmos Semiconductor SE 12,492
1,700 Ferrotec Holdings Corp. 32,710
300 Furuya Metal Co., Ltd. 20,717
10,962 Infineon Technologies AG 363,504
24,323 IQE plc* 5,185
2,200 Japan Material Co., Ltd. 33,740
700 Lasertec Corp. 108,695
500 Megachips Corp. 13,973
707 Melexis NV 60,832
1,700 Micronics Japan Co., Ltd. 24,186
800 Mimasu Semiconductor Industry 14,872
500 Mitsui High-Tec, Inc. 26,144
1,737 Nordic Semiconductor ASA* 17,830
386 Nova Measuring Instruments, Ltd.* 43,248
1,100 Optorun Co., Ltd. 13,519
12,300 Renesas Electronics Corp.* 188,738
5,200 Rohm Co., Ltd. 98,421
600 Rorze Corp. 41,284
1,000 RS Technologies Co., Ltd. 19,100
700 Sanken Electric Co., Ltd. 42,210
1,600 SCREEN Holdings Co., Ltd. 77,694
600 Shibaura Mechatronics Corp. 28,136
300 Shindengen Electric Manufacturing Co., Ltd. 6,130
1,000 Shinko Electric Industries Co., Ltd. 38,860
743 Siltronic AG 63,542
690 SOITEC* 114,460
6,413 STMicroelectronics NV 276,263
393 STMicroelectronics NV, NYS 16,962
409 SUESS MicroTec SE 9,464
11,800 SUMCO Corp. 153,487
1,400 Tazmo Co., Ltd. 27,481
7,952 Technoprobe SpA* 62,375
3,100 Tokyo Electron, Ltd. 421,919
1,600 Tokyo Seimitsu Co., Ltd. 80,098
1,200 Torex Semiconductor, Ltd. 17,274
1,000 Towa Corp. 27,695
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
2,076 Tower Semiconductor, Ltd.* $ 50,987
1,200 Tri Chemical Laboratories, Inc. 24,858
321 u-blox Holding AG 27,121
1,900 Ulvac, Inc. 68,514
24,700 UMS Holdings, Ltd. 23,449
1,978 X-Fab Silicon Foundries SE*(a) 20,408
1,200 Yamaichi Electronics Co., Ltd. 13,780
5,403,435
Software ( 1 .0% ):
1,800 Access Co., Ltd.* 9,432
1,484 accesso Technology Group plc* 11,258
2,086 Altium, Ltd. 58,412
177 Atoss Software AG 36,635
4,889 BlackBerry, Ltd.* 23,147
19,135 Bravura Solutions, Ltd.* 9,145
3,570 Byggfakta Group Nordic Holdco AB* 8,984
5,897 Bytes Technology Group plc 35,788
4,700 Celsys, Inc. 23,425
500 Computer Engineering & Consulting, Ltd. 5,337
201 Constellation Software, Inc. 415,005
464 Crayon Group Holding ASA*(a) 2,864
1,400 Cresco, Ltd. 16,564
1,200 Cybozu, Inc. 16,367
1,719 Dassault Systemes SE 63,901
564 Descartes Systems Group, Inc. (The)* 41,386
300 Descartes Systems Group, Inc. (The)* 22,021
300 Digital Arts, Inc. 9,279
989 Dye & Durham, Ltd. 9,678
1,000 Enghouse Systems, Ltd. 22,075
669 FD Technologies plc* 11,945
1,600 Fixstars Corp. 12,481
5,391 Fortnox AB 28,691
1,966 F-Secure Oyj 3,619
800 Fuji Soft, Inc. 25,890
900 Fukui Computer Holdings, Inc. 16,038
2,826 GB Group plc 7,413
8,509 Hansen Technology, Ltd. 28,924
700 I'll, Inc. 18,158
16,011 Infomedia, Ltd. 16,296
7,858 Integrated Research, Ltd.* 1,666
3,230 IRESS, Ltd. 12,050
1,500 Justsystems Corp. 30,060
200 Kinaxis, Inc.* 22,558
935 Lectra 25,448
4,811 Lightspeed Commerce, Inc.* 67,590
36 Linedata Services 2,055
15,683 LINK Mobility Group Holding ASA* 18,783
1,195 Magic Software Enterprises, Ltd. 13,527
500 Miroku Jyoho Service Co., Ltd. 5,508
1,504 Nemetschek SE 91,880
145 Nice, Ltd.* 24,666
30,146 Nuix, Ltd.* 27,827
400 OBIC Business Consultants Co., Ltd. 16,564
896 Open Text Corp. 31,450
780 Open Text Corp. 27,378
500 Oracle Corp. 37,284
1,000 Plus Alpha Consulting Co., Ltd. 18,745
601 QT Group Oyj* 32,940
900 Rakus Co., Ltd. 12,491

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Software, continued
5,734 Sage Group plc (The) $ 68,997
1,083 SAP SE 140,561
1,470 SimCorp A/S 152,962
16,449 Sinch AB*(a) 28,734
500 SRA Holdings 11,655
8,400 Systena Corp. 15,106
5,737 TeamViewer SE*(a) 96,695
7,838 Technology One, Ltd. 77,945
1,942 Temenos AG, Registered Shares 136,248
3,468 TomTom NV* 24,791
1,500 Trend Micro, Inc. 56,835
12,001 Vista Group International, Ltd.* 10,356
605 Vitec Software Group AB, B Shares 28,392
1,200 WingArc1st, Inc. 20,621
623 WiseTech Global, Ltd. 25,978
1,966 WithSecure Oyj* 2,138
423 Xero, Ltd.* 30,657
2,459,299
Specialty Retail ( 1 .5% ):
1,200 ABC-Mart, Inc. 21,645
16,866 Accent Group, Ltd. 21,251
11,667 Adairs, Ltd. 10,656
1,300 Adastria Co., Ltd. 25,045
900 Alpen Co., Ltd. 11,646
2,600 AOKI Holdings, Inc. 17,582
2,800 Aoyama Trading Co., Ltd. 31,288
3,270 ARCLANDS CORP. 34,914
1,137 Aritzia, Inc.* 19,783
1,006 ASOS plc* 4,709
1,143 Auto1 Group SE*(a) 7,319
2,500 Autobacs Seven Co., Ltd. 26,459
613 AutoCanada, Inc.* 10,959
621 BHG Group AB* 741
2,300 Bic Camera, Inc. 16,976
2,768 Bilia AB, A Shares 26,884
34,054 Boohoo Group plc* 13,118
3,245 Byggmax Group AB* 8,755
2,609 Carasso Motors, Ltd. 11,159
16,294 Card Factory plc* 20,039
94 Cazoo Group, Ltd.* 51
3,919 CECONOMY AG* 8,304
800 Chiyoda Co., Ltd. 4,900
32,200 Chow Tai Fook Jewellery Group, Ltd. 48,387
1,435 Clas Ohlson AB, B Shares 15,354
51,069 Currys plc 30,135
4,700 DCM Holdings Co., Ltd. 38,173
2,725 Delek Automotive Systems, Ltd. 16,807
7,507 DFS Furniture plc 9,936
291 Dor Alon Energy in Israel 1988, Ltd. 5,374
2,778 Dufry AG, Registered Shares* 105,748
2,929 Dunelm Group plc 37,401
5,584 Eagers Automotive, Ltd. 49,849
3,700 EDION Corp.^ 36,590
115,950 Esprit Holdings, Ltd.* 4,736
1,200 Fast Retailing Co., Ltd. 261,404
995 Fielmann AG 42,996
917 Fnac Darty SA 22,455
280 Fox Wizel, Ltd. 19,399
4,126 Frasers Group plc* 40,536
Shares Value
Common Stocks, continued
Specialty Retail, continued
2,300 Geo Holdings Corp. $ 36,260
100,000 Giordano International, Ltd. 31,808
7,709 H & M Hennes & Mauritz AB, Class B 109,640
10,860 Halfords Group plc 26,250
200 Hikari Tsushin, Inc. 30,453
1,000 Honeys Holdings Co., Ltd. 10,480
485 Hornbach Holding AG & Co. KGaA 30,986
4,500 Hour Glass, Ltd. The 6,385
2,800 IDOM, Inc. 13,611
8,260 Industria de Diseno Textil SA 307,389
3,000 Istyle, Inc.* 10,229
3,610 JB Hi-Fi, Ltd. 104,480
38,979 JD Sports Fashion plc 71,000
700 JINS Holdings, Inc. 14,927
1,500 Joshin Denki Co., Ltd. 23,598
1,900 Joyful Honda Co., Ltd. 22,345
2,166 Kamux Corp. 12,721
1,700 Keiyo Co., Ltd. 9,337
744 Kid ASA(a) 6,089
63,232 Kingfisher plc 171,370
26,469 KMD Brands, Ltd. 13,825
900 Kohnan Shoji Co., Ltd. 23,481
1,600 Komeri Co., Ltd. 33,722
3,300 K's Holding Corp. 30,290
1,766 Leon's Furniture, Ltd. 23,952
19,046 Lookers plc 30,125
2,388 Lovisa Holdings, Ltd. 29,660
9,000 Luk Fook Holdings International, Ltd. 23,379
531 Maisons du Monde SA(a) 4,079
2,347 Matas A/S 32,409
1,681 MEKO AB 14,610
1,563 Mobilezone Holding AG, Registered Shares 23,297
821 Musti Group Oyj 15,563
6,515 N Brown Group plc* 1,630
1,800 Nextage Co., Ltd. 27,430
3,966 Nick Scali, Ltd. 28,210
1,900 Nishimatsuya Chain Co., Ltd. 20,643
900 Nitori Holdings Co., Ltd. 100,789
3,600 Nojima Corp. 31,477
28,290 Oriental Watch Holdings 13,964
2,000 PAL GROUP Holdings Co., Ltd. 25,917
76,677 Pendragon plc* 31,119
19,128 Pets At Home Group plc 77,837
1,976 Premier Investments, Ltd. 31,335
362 Retailors, Ltd. 7,124
700 Sanrio Co., Ltd. 33,208
500 Shimamura Co., Ltd. 49,406
2,100 Sleep Country Canada Holdings, Inc.(a) 35,982
5,578 Super Retail Group, Ltd. 42,946
3,968 Superdry plc* 2,106
900 T-Gaia Corp. 10,625
919 Unieuro SpA^(a) 8,226
1,600 United Arrows, Ltd. 20,965
3,700 USS Co., Ltd. 61,187
13,891 Vertu Motors plc 12,659
8,200 VT Holdings Co., Ltd. 28,034
8,991 Watches of Switzerland Group plc*(a) 58,325
5,476 WH Smith plc 89,697
8,059 Wickes Group plc 13,416

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Specialty Retail, continued
900 Workman Co., Ltd. $ 27,354
800 World Co., Ltd. 8,775
700 Xebio Holdings Co., Ltd. 4,683
12,508 XXL ASA*(a) 725
14,700 Yamada Holdings Co., Ltd. 45,198
800 Yellow Hat, Ltd. 10,151
2,010 Zalando SE*(a) 44,881
2,200 ZOZO, Inc. 40,357
3,533,594
Technology Hardware, Storage & Peripherals ( 0 .5% ):
5,700 Brother Industries, Ltd. 91,798
5,900 Canon, Inc. 142,584
700 Eizo Corp. 23,729
1,800 Elecom Co., Ltd. 20,983
1,700 FUJIFILM Holdings Corp. 98,445
12,900 Konica Minolta, Inc. 41,958
3,898 Logitech International SA, Class R 268,694
1,204 Logitech International SA, Class R 83,004
4,000 MCJ Co., Ltd. 30,023
12,000 PC Partner Group, Ltd. 4,686
1,935 Quadient SA 38,967
9,400 Ricoh Co., Ltd. 81,109
600 Roland DG Corp. 13,640
7,000 Seiko Epson Corp.^ 109,953
900 Toshiba Tec Corp. 20,552
4,400 Wacom Co., Ltd. 17,448
1,087,573
Textiles, Apparel & Luxury Goods ( 2 .0% ):
1,071 adidas AG 188,539
1,400 Asics Corp. 48,887
448 Bijou Brigitte AG 16,226
1,162 Brunello Cucinelli SpA 88,310
5,724 Burberry Group plc 132,732
364 Calida Holding AG, Registered Shares 12,040
408 Canada Goose Holdings, Inc.* 5,981
1,900 Canada Goose Holdings, Inc.* 27,868
18,000 Chow Sang Sang Holdings International, Ltd. 22,164
3,153 Cie Financiere Richemont SA, Registered Shares 384,274
35,102 Coats Group plc 31,319
485 Delta Galil, Ltd. 18,789
6,098 Dr Martens plc 10,493
4,931 Gildan Activewear, Inc. 138,225
1,142 Gildan Activewear, Inc. 31,987
400 Goldwin, Inc. 27,112
900 Gunze, Ltd. 27,151
151 Hermes International 274,464
2,373 HUGO BOSS AG 150,209
1,500 Japan Wool Textile Co., Ltd. (The) 13,502
788 Kering SA 358,224
700 Kurabo Industries, Ltd. 11,422
1,946 LVMH Moet Hennessy Louis Vuitton SE 1,467,913
1,211 Marimekko Oyj 13,479
2,199 Moncler SpA 127,625
2,958 New Wave Group AB, Class B 20,495
5,000 Onward Holdings Co., Ltd. 17,420
12,688 OVS SpA(a) 26,404
44,000 Pacific Textiles Holdings, Ltd. 9,044
3,804 Pandora A/S 392,219
5,300 PRADA SpA 31,006
Shares Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
2,278 Puma SE $ 141,770
7,277 Safilo Group SpA* 6,533
1,885 Salvatore Ferragamo SpA 24,964
40,200 Samsonite International SA*(a) 137,566
2,100 Sankyo Seiko Co., Ltd. 11,135
500 Sanyo Shokai, Ltd. 6,676
700 Seiko Group Corp. 12,249
17,500 Stella International Holdings, Ltd. 17,540
906 Swatch Group AG (The) 44,284
457 Swatch Group AG (The), Class BR 117,203
11,500 Texhong International Group, Ltd.* 6,325
60,000 Texwinca Holdings, Ltd. 8,271
3,200 TSI Holdings Co, Ltd. 17,334
5,500 Unitika, Ltd.* 7,541
377 Van de Velde NV 13,166
2,000 Wacoal Holdings Corp. 45,213
33,514 Yue Yuen Industrial Holdings, Ltd. 38,406
4,781,699
Tobacco ( 0 .4% ):
14,243 British American Tobacco plc 447,043
13,254 Imperial Brands plc, Class A 269,103
11,100 Japan Tobacco, Inc. 255,480
2,779 Scandinavian Tobacco Group A/S(a) 42,354
1,013,980
Trading Companies & Distributors ( 2 .1% ):
2,475 AddTech AB, B Shares 39,456
1,000 Alconix Corp. 9,057
1,271 Alligo AB, Class B 11,881
7,944 Ashtead Group plc 482,777
859 Azelis Group NV 16,890
653 BayWa AG 23,261
2,058 Beijer Ref AB 21,623
1,271 Bergman & Beving AB 18,289
316 Bossard Holding AG, Registered A 69,234
4,927 Brenntag SE 382,554
1,375 Bufab AB 34,551
2,141 Bunzl plc 75,977
500 Chori Co., Ltd. 10,020
70,000 CSC Holdings, Ltd.* 258
1,200 Daiichi Jitsugyo Co., Ltd. 14,939
1,746 Diploma plc 63,778
4,000 Doman Building Materials Group, Ltd. 21,736
1,566 Ferguson plc 257,448
6,700 Finning International, Inc. 197,631
8,003 Grafton Group plc 87,968
1,100 Hanwa Co., Ltd. 34,899
18,850 Howden Joinery Group plc 168,407
1,942 IMCD NV 245,440
1,800 Inaba Denki Sangyo Co., Ltd. 38,939
1,800 Inabata & Co., Ltd. 37,678
10,900 ITOCHU Corp. 393,872
616 Jacquet Metals SA 10,462
500 Japan Pulp & Paper Co., Ltd. 16,336
700 Kamei Corp. 6,835
900 Kanaden Corp. 7,890
1,700 Kanamoto Co., Ltd. 29,857
3,100 Kanematsu Corp. 42,874
6,800 Marubeni Corp. 105,990
1,500 Mitani Corp. 14,059

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Trading Companies & Distributors, continued
5,900 Mitsubishi Corp. $ 281,117
6,100 Mitsui & Co., Ltd. 221,119
800 Mitsui Matsushima Holdings Co., Ltd. 14,731
1,271 Momentum Group AB 11,524
3,800 MonotaRO Co., Ltd. 40,666
2,800 Nagase & Co., Ltd. 44,022
600 Nichiden Corp. 9,996
1,200 Nishio Holdings Co., Ltd. 28,329
3,414 OEM International AB, Class B 23,000
700 Onoken Co., Ltd. 8,058
22,000 Realord Group Holdings, Ltd.* 15,650
3,537 Reece, Ltd. 42,328
8,384 Rexel SA 187,616
2,192 Richelieu Hardware, Ltd. 64,206
5,840 RS GROUP plc 52,170
2,804 Russel Metals, Inc. 78,498
207 Scope Metals Group, Ltd.* 6,505
1,200 Senshu Electric Co., Ltd. 28,292
2,886 Seven Group Holdings, Ltd. 57,913
500 Shinsho Corp. 19,363
22,549 SIG plc* 9,871
4,300 Sojitz Corp. 94,266
409 Solar A/S, B Shares 27,537
17,864 Speedy Hire plc 6,963
7,200 Sumitomo Corp. 143,649
130,000 Theme International Holdings, Ltd.* 10,731
269 Thermador Groupe 22,391
1,665 Toromont Industries, Ltd. 135,618
700 Totech Corp. 24,281
3,300 Toyota Tsushu Corp. 193,976
9,570 Travis Perkins plc 98,009
1,000 Trusco Nakayama Corp. 16,378
800 Wajax Corp. 16,576
2,700 Wakita & Co., Ltd. 25,333
2,700 Yamazen Corp. 21,233
800 Yuasa Trading Co., Ltd. 22,125
5,096,906
Transportation Infrastructure ( 0 .5% ):
855 Aena SME SA(a) 128,588
681 Aeroports de Paris 80,241
20,256 Atlas Arteria, Ltd. 71,970
6,208 Auckland International Airport, Ltd. 29,405
6,757 Enav SpA(a) 25,023
927 Flughafen Zuerich AG, Registered Shares 176,801
1,646 Fraport AG Frankfurt Airport Services Worldwide* 87,415
8,326 Getlink SE 132,636
1,618 Hamburger Hafen und Logistik AG 28,774
182,200 Hutchison Port Holdings Trust, Class U 31,313
1,940 James Fisher & Sons plc* 7,723
400 Japan Airport Terminal Co., Ltd. 16,932
2,100 Kamigumi Co., Ltd. 43,264
700 Logistec Corp., Class B 31,214
1,400 Mitsubishi Logistics Corp. 37,185
400 Nissin Corp. 7,156
5,399 Port of Tauranga, Ltd. 19,013
25,753 Qube Holdings, Ltd. 47,489
7,976 SATS, Ltd.* 15,142
6,900 SIA Engineering Co., Ltd. 12,054
2,100 Sumitomo Warehouse Co., Ltd. (The) 33,500
Shares Value
Common Stocks, continued
Transportation Infrastructure, continued
14,732 Transurban Group $ 119,941
1,941 Westshore Terminals Investment Corp. 36,002
1,218,781
Water Utilities ( 0 .1% ):
7,001 Pennon Group plc 49,824
3,643 Severn Trent plc 104,949
45,000 SIIC Environment Holdings, Ltd. 6,536
10,306 United Utilities Group plc 118,817
280,126
Wireless Telecommunication Services ( 0 .8% ):
1,292 1&1 AG 21,886
27,529 Airtel Africa plc(a) 41,980
3,670 Cellcom Israel, Ltd.* 11,863
3,094 Freenet AG 72,568
88,000 Hutchison Telecommunications Holdings, Ltd. 12,031
16,100 KDDI Corp. 492,908
6,492 Millicom International Cellular SA, SDR* 100,815
1,000 Okinawa Cellular Telephone Co. 21,504
1,324 Orange Belgium SA* 19,224
8,995 Partner Communications Co.* 35,251
5,200 Rogers Communications, Inc., Class B 199,676
1,242 Rogers Communications, Inc., Class B 47,680
35,000 SmarTone Telecommunications Holdings, Ltd. 17,735
21,100 SoftBank Corp. 238,653
4,600 SoftBank Group Corp. 194,705
21,800 StarHub, Ltd. 17,686
11,648 Tele2 AB 89,049
444,231 Vodafone Group plc 414,751
2,049,965
Total Common Stocks (Cost $232,784,295) 239,020,050
Preferred Stocks ( 0 .4% ):
Automobile Components ( 0 .2% ):
1,966 Porsche Automobil Holding SE, 5.49%, 5/20/20 96,903
3,809 Volkswagen AG, 8.04%, 5/8/20 438,494
535,397
Automobiles ( 0 .1% ):
839 Bayerische Motoren Werke AG, 9.65%, 5/15/20 78,324
Household Products ( 0 .1% ):
2,011 Henkel AG & Co. KGaA, 2.74%, 4/21/20 143,510
Total Preferred Stocks (Cost $914,489) 757,231
Contracts a
Warrant ( 0 .0%
†
):
Software ( 0 .0%
†
):
201 Constellation Software, Inc.*(b) —
Total Warrant (Cost $—) —
Shares
Rights ( 0 .0%
†
):
Automobile Components ( 0 .0%
†
):
1,920 Brembo SpA, Expires on 10/4/23* —
Chemicals ( 0 .0%
†
):
3,929 Synthomer plc, Expires on 10/13/23* 1,438

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of September 30, 2023 .
Shares Value
Rights, continued
Construction & Engineering ( 0 .0%
†
):
881 Strabag Se, Expires on 1/1/27*(b) $ —
Hotels, Restaurants & Leisure ( 0 .0%
†
):
31,673 Star Entertainment, Expires on 10/13/23* 203
Software ( 0 .0%
†
):
201 Constellation Software, Inc., Expires on 10/2/23*(b) —
Total Rights (Cost $33,811) 1,641
Short-Term Security Held as Collateral for Securities on Loan
( 0 .6% ):
$ 1,504,109 BlackRock Liquidity FedFund, Institutional Class,
4.36%(c)(d) 1,504,109
Total Short-Term Security Held as Collateral for Securities on Loan
(Cost $1,504,109) 1,504,109
Shares Value
Unaffiliated Investment Company ( 0 .1% ):
Money Markets ( 0 .1% ):
360,127 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 5.24%(d) $ 360,127
Total Unaffiliated Investment Company (Cost $360,127) 360,127
Total Investment Securities
(Cost $235,596,831) — 99.8% 241,643,158
Net other assets (liabilities) — 0.2% 518,269
Net Assets — 100.0% $ 242,161,427
ADR - American Depository Receipt
NYS - New York Shares
SDR - Swedish Depository Receipt
^ This security or a partial position of this security was on loan as of September 30, 2023. The total value of securities on loan as of September 30, 2023 was $1,394,758.
† Represents less than 0.05%.
* Non-income producing security.
(a) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(b) Security was valued using significant unobservable inputs as of September 30, 2023.
(c) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2023.
(d) The rate represents the effective yield at September 30, 2023.
Amounts shown as “—“ are either $0 or round to less than $1.

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of September 30, 2023 :
(Unaudited)
Country Percentage
Australia 6 .4%
Austria 0 .5%
Belgium 1 .2%
Bermuda 0 .1%
Cambodia — %
†
Canada 10 .7%
China 0 .1%
Colombia — %
†
Denmark 2 .9%
Egypt — %
†
European Community — %
†
Faroe Islands — %
†
Finland 1 .4%
France 7 .7%
Georgia — %
†
Germany 6 .7%
Greece — %
†
Hong Kong 1 .8%
India — %
†
Ireland 1 .3%
Isle of Man — %
†
Israel 0 .8%
Italy 2 .4%
Japan 22 .9%
Jersey — %
†
Liechtenstein — %
†
Luxembourg 0 .5%
Macau — %
†
Malta — %
†
Mexico — %
†
Mongolia — %
†
Netherlands 4 .7%
New Zealand 0 .3%
Norway 0 .8%
Peru — %
†
Poland — %
†
Portugal 0 .3%
Singapore 1 .0%
Spain 2 .6%
Sweden 2 .5%
Switzerland 7 .9%
Taiwan, Province Of China — %
†
United Arab Emirates — %
†
United Kingdom 11 .5%
United States 1 .0%
100 .0%
† Represents less than 0.05%.

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks ( 99 .6% ):
Aerospace & Defense ( 1 .4% ):
1,210 AAR Corp.* $ 72,031
358 AeroVironment, Inc.* 39,928
712 Astronics Corp.* 11,292
415 Astronics Corp., Class B* 6,482
733 Axon Enterprise, Inc.* 145,860
7,244 Boeing Co. (The)* 1,388,530
3,558 BWX Technologies, Inc. 266,779
685 CPI Aerostructures, Inc.* 2,288
1,414 Curtiss-Wright Corp. 276,621
625 Ducommun, Inc.* 27,194
3,132 General Dynamics Corp. 692,078
532 HEICO Corp. 86,147
904 HEICO Corp., Class A 116,815
3,008 Hexcel Corp. 195,941
7,575 Howmet Aerospace, Inc. 350,344
1,674 Huntington Ingalls Industries, Inc. 342,467
870 Kaman Corp., Class A 17,096
6,214 Kratos Defense & Security Solutions, Inc.* 93,334
2,920 L3Harris Technologies, Inc. 508,430
4,531 Lockheed Martin Corp. 1,852,998
1,678 Mercury Systems, Inc.* 62,237
1,464 Moog, Inc., Class A 165,373
343 National Presto Industries, Inc. 24,854
1,734 Northrop Grumman Corp. 763,289
953 Park Aerospace Corp., Class C 14,800
4,159 Parsons Corp.* 226,042
19,092 RTX Corp. 1,374,051
4,367 Textron, Inc. 341,237
797 TransDigm Group, Inc.* 671,975
337 V2X, Inc.* 17,409
1,431 Woodward, Inc. 177,816
10,331,738
Air Freight & Logistics ( 0 .8% ):
3,159 Air Transport Services Group, Inc.* 65,928
3,852 CH Robinson Worldwide, Inc. 331,773
4,824 Expeditors International of Washington, Inc. 552,975
5,907 FedEx Corp. 1,564,882
1,224 Forward Air Corp. 84,138
4,705 GXO Logistics, Inc.* 275,948
2,191 Hub Group, Inc., Class A* 172,081
3,266 Radiant Logistics, Inc.* 18,453
17,694 United Parcel Service, Inc., Class B 2,757,964
5,824,142
Automobile Components ( 1 .7% ):
3,555 Adient plc* 130,468
10,209 American Axle & Manufacturing Holdings, Inc.* 74,117
4,483 Aptiv plc* 441,979
5,083 Autoliv, Inc. 490,408
6,870 BorgWarner, Inc. 277,342
1,256 Cooper-Standard Holdings, Inc.* 16,856
5,990 Dana, Inc. 87,873
1,280 Dorman Products, Inc. 96,973
73,169 Ford Motor Co. 908,759
1,423 Fox Factory Holding Corp.* 140,991
26,133 General Motors Co. 861,605
9,431 Gentex Corp. 306,885
999 Gentherm, Inc.* 54,206
15,806 Goodyear Tire & Rubber Co. (The)* 196,469
Shares Value
Common Stocks, continued
Automobile Components, continued
10,003 Harley-Davidson, Inc. $ 330,699
578 LCI Industries 67,869
2,540 Lear Corp. 340,868
4,690 Lucid Group, Inc.*^ 26,217
3,637 Modine Manufacturing Co.* 166,393
1,190 Motorcar Parts of America, Inc.* 9,627
1,356 Patrick Industries, Inc. 101,781
1,374 Phinia, Inc. 36,809
2,366 QuantumScape Corp.* 15,829
13,446 Rivian Automotive, Inc., Class A* 326,469
616 Standard Motor Products, Inc. 20,710
587 Stoneridge, Inc.* 11,781
275 Strattec Security Corp.* 6,352
24,895 Tesla, Inc.* 6,229,227
2,972 Thor Industries, Inc. 282,726
1,184 Visteon Corp.* 163,475
2,086 Winnebago Industries, Inc. 124,013
400 XPEL, Inc.* 30,844
12,376,620
Banks ( 4 .0% ):
859 1st Source Corp. 36,155
504 ACNB Corp. 15,931
1,092 Amalgamated Financial Corp. 18,804
661 American National Bankshares, Inc. 25,078
3,429 Ameris Bancorp 131,639
704 Ames National Corp. 11,679
1,076 Arrow Financial Corp. 18,314
8,497 Associated Banc-Corp. 145,384
4,209 Atlantic Union Bankshares Corp. 121,135
3,462 Axos Financial, Inc.* 131,071
2,056 Banc of California, Inc. 25,453
1,452 BancFirst Corp. 125,932
2,831 Bancorp, Inc. (The)* 97,670
92,995 Bank of America Corp. 2,546,203
1,028 Bank of Hawaii Corp.^ 51,081
724 Bank of Marin Bancorp 13,235
3,254 Bank of NT Butterfield & Son, Ltd. (The) 88,118
6,593 Bank OZK 244,403
1,591 BankFinancial Corp. 13,714
4,263 BankUnited, Inc. 96,770
2,014 Banner Corp. 85,353
433 Bar Harbor Bankshares 10,232
842 BCB Bancorp, Inc. 9,380
1,898 Berkshire Hills Bancorp, Inc. 38,055
2,482 BOK Financial Corp. 198,510
2,707 Brookline Bancorp, Inc. 24,661
977 Byline Bancorp, Inc. 19,257
74 C&F Financial Corp. 3,966
10,276 Cadence Bank 218,057
256 Cambridge Bancorp 15,946
843 Camden National Corp. 23,789
489 Capital City Bank Group, Inc. 14,587
10,139 Capitol Federal Financial, Inc. 48,363
1,023 Carter Bankshares, Inc.* 12,818
4,087 Cathay General Bancorp 142,064
1,402 Central Pacific Financial Corp. 23,385
933 Central Valley Community Bancorp 13,165
377 Chemung Financial Corp. 14,933

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Banks, continued
25,426 Citigroup, Inc. $ 1,045,771
943 Citizens & Northern Corp. 16,550
11,377 Citizens Financial Group, Inc. 304,904
552 Citizens Holding Co. 5,746
604 City Holding Co. 54,571
938 Civista Bancshares, Inc. 14,539
735 CNB Financial Corp. 13,311
85 Codorus Valley Bancorp, Inc. 1,584
56 Colony Bankcorp, Inc. 560
6,027 Columbia Banking System, Inc. 122,348
4,298 Columbia Financial, Inc.* 67,522
191 Comerica, Inc. 7,936
2,946 Commerce Bancshares, Inc. 141,349
3,029 Community Bank System, Inc. 127,854
517 Community Trust Bancorp, Inc. 17,712
1,154 ConnectOne Bancorp, Inc. 20,576
3,043 Cullen/Frost Bankers, Inc. 277,552
1,643 Customers Bancorp, Inc.* 56,601
2,243 CVB Financial Corp. 37,167
1,876 Dime Community Bancshares, Inc. 37,445
1,065 Eagle Bancorp, Inc. 22,844
2,719 East West Bancorp, Inc. 143,319
4,884 Eastern Bankshares, Inc. 61,245
2,103 Enterprise Financial Services Corp. 78,863
682 Equity Bancshares, Inc., Class A 16,416
855 ESSA Bancorp, Inc. 12,834
312 Evans Bancorp, Inc. 8,362
1,329 Farmers National Banc Corp. 15,363
1,860 FB Financial Corp. 52,750
16,615 Fifth Third Bancorp 420,858
1,053 Financial Institutions, Inc. 17,722
814 First Bancorp, Inc. (The) 19,129
12,501 First BanCorp/Puerto Rico 168,263
2,566 First Bancorp/Southern Pines NC 72,207
611 First Bancshares, Inc. (The) 16,479
2,494 First Busey Corp. 47,935
664 First Business Financial Services, Inc. 19,927
408 First Capital, Inc. 10,975
24 First Citizens BancShares, Inc., Class A 33,122
6,217 First Commonwealth Financial Corp. 75,910
512 First Community Bankshares 15,078
4,544 First Financial Bancorp 89,062
6,313 First Financial Bankshares, Inc. 158,583
536 First Financial Corp. 18,122
733 First Financial Northwest, Inc. 9,324
1,155 First Foundation, Inc. 7,022
7,191 First Hawaiian, Inc. 129,798
12,573 First Horizon Corp. 138,554
5,816 First Interstate BancSystem, Inc., Class A 145,051
3,120 First Merchants Corp. 86,798
660 First Mid Bancshares, Inc. 17,530
1,573 First of Long Island Corp. (The) 18,105
2,253 Flushing Financial Corp. 29,582
20,310 FNB Corp. 219,145
9,404 Fulton Financial Corp. 113,882
769 German American Bancorp, Inc. 20,832
6,173 Glacier Bancorp, Inc. 175,931
397 Great Southern Bancorp, Inc. 19,024
16 Greene County Bancorp, Inc. 385
Shares Value
Common Stocks, continued
Banks, continued
4,066 Hancock Whitney Corp. $ 150,401
2,408 Hanmi Financial Corp. 39,082
1,642 HarborOne Bancorp, Inc. 15,632
45 Hawthorn Bancshares, Inc. 731
636 HBT Financial, Inc. 11,601
2,376 Heartland Financial U.S.A., Inc. 69,926
1,197 Heritage Financial Corp. 19,523
2,010 Hertiage Commerce Corp. 17,025
2,750 Hilltop Holdings, Inc. 77,990
62 Hingham Institution for Savings (The)^ 11,579
11,467 Home BancShares, Inc. 240,119
628 HomeStreet, Inc. 4,892
484 Hometrust Bancshares, Inc. 10,488
4,470 Hope Bancorp, Inc. 39,560
1,071 Horizon Bancorp, Inc. 11,438
17,788 Huntington Bancshares, Inc. 184,995
413 IF Bancorp, Inc. 6,150
855 Independent Bank Corp. 15,681
1,436 Independent Bank Corp. 70,493
2,348 Independent Bank Group, Inc. 92,863
3,500 International Bancshares Corp. 151,690
54,619 JPMorgan Chase & Co. 7,920,847
2,442 Kearny Financial Corp. 16,923
1,249 Kentucky First Federal Bancorp 6,420
10,493 KeyCorp 112,905
750 Lake Shore Bancorp, Inc. 7,695
1,465 Lakeland Bancorp, Inc. 18,488
1,343 Lakeland Financial Corp. 63,739
579 Landmark Bancorp, Inc. 10,538
712 LCNB Corp. 10,160
1,274 Live Oak Bancshares, Inc. 36,882
3,800 M&T Bank Corp. 480,510
2,571 Macatawa Bank Corp. 23,036
472 Mercantile Bank Corp. 14,590
241 Midland States BanCorp, Inc. 4,950
638 MidWestone Financial Group, Inc. 12,971
1,928 National Bank Holdings Corp., Class A 57,377
514 National Bankshares, Inc. 12,871
1,885 NBT Bancorp, Inc. 59,736
19,583 New York Community Bancorp, Inc. 222,071
373 Nicolet Bankshares, Inc. 26,028
1,501 Northfield Bancorp, Inc. 14,184
510 Northrim Bancorp, Inc. 20,206
7,376 Northwest Bancshares, Inc. 75,456
511 Norwood Financial Corp. 13,163
3,803 Oceanfirst Financial Corp. 55,029
2,292 OFG Bancorp 68,439
440 Ohio Valley Banc Corp. 10,758
7,179 Old National Bancorp 104,383
2,225 Old Second Bancorp, Inc. 30,282
2,023 Origin Bancorp, Inc. 58,404
638 Orrstown Financial Services, Inc. 13,404
5,352 Pacific Premier Bancorp, Inc. 116,460
2,447 PacWest Bancorp 19,356
939 Park National Corp. 88,754
1,240 Pathward Financial, Inc. 57,152
1,165 Peapack-Gladstone Financial Corp. 29,882
546 Penns Woods Bancorp, Inc. 11,510
608 Peoples Bancorp of North Carolina, Inc. 13,668

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Banks, continued
1,117 Peoples Bancorp, Inc. $ 28,349
4,268 Pinnacle Financial Partners, Inc. 286,127
5,565 PNC Financial Services Group, Inc. (The) 683,215
4,802 Popular, Inc. 302,574
432 Preferred Bank 26,892
1,369 Premier Financial Corp. 23,355
707 Primis Financial Corp. 5,762
4,140 Prosperity Bancshares, Inc. 225,961
679 Provident Financial Holdings, Inc. 8,888
4,672 Provident Financial Services, Inc. 71,435
606 QCR Holdings, Inc. 29,403
487 RBB Bancorp 6,224
22,493 Regions Financial Corp. 386,880
2,793 Renasant Corp. 73,149
917 Republic Bancorp, Inc., Class A 40,394
420 Riverview Bancorp, Inc. 2,335
1,756 S&T Bancorp, Inc. 47,552
3,092 Sandy Spring Bancorp, Inc. 66,262
1,366 Seacoast Banking Corp of Florida 29,997
1,767 ServisFirst Bancshares, Inc. 92,184
1,113 Shore Bancshares, Inc. 11,709
1,028 Sierra Bancorp 19,491
7,336 Simmons First National Corp., Class A 124,419
561 Southern Missouri Bancorp, Inc. 21,705
950 Southside Bancshares, Inc. 27,265
2,760 SouthState Corp. 185,914
2,578 Stellar Bancorp, Inc. 54,963
1,764 Sterling Bancorp, Inc.* 10,302
1,460 Stock Yards Bancorp, Inc. 57,363
557 Summit Financial Group, Inc. 12,555
8,225 Synovus Financial Corp. 228,655
733 Territorial Bancorp, Inc. 6,663
1,319 Texas Capital Bancshares, Inc.* 77,689
490 Tompkins Financial Corp. 24,005
4,196 Towne Bank 96,214
1,020 TriCo Bancshares 32,671
1,001 Triumph Financial, Inc.* 64,855
3,439 Truist Financial Corp. 98,390
559 TrustCo. Bank Corp. 15,255
2,995 Trustmark Corp. 65,081
1,375 UMB Financial Corp. 85,319
7,589 United Bankshares, Inc. 209,381
6,479 United Community Banks, Inc. 164,631
1,190 United Security Bancshares 8,854
42 Unity Bancorp, Inc. 984
850 Univest Financial Corp. 14,773
20,714 US Bancorp 684,805
23,069 Valley National Bancorp 197,471
1,827 Veritex Holdings, Inc. 32,795
4,015 Washington Federal, Inc. 102,864
501 Washington Trust Bancorp, Inc. 13,191
6,793 Webster Financial Corp. 273,826
47,703 Wells Fargo & Co. 1,949,145
3,211 WesBanco, Inc. 78,413
1,062 West BanCorp, Inc. 17,321
1,793 Westamerica BanCorp 77,547
2,129 Western Alliance Bancorp 97,870
1,498 Western New England BanCorp, Inc. 9,722
3,437 Wintrust Financial Corp. 259,494
Shares Value
Common Stocks, continued
Banks, continued
3,462 WSFS Financial Corp. $ 126,363
2,715 Zions Bancorp NA 94,726
29,304,902
Beverages ( 1 .4% ):
145 Boston Beer Co., Inc. (The), Class A* 56,482
1,105 Brown-Forman Corp., Class A 64,201
5,467 Brown-Forman Corp., Class B 315,391
1,864 Celsius Holdings, Inc.* 319,862
55,551 Coca-Cola Co. (The) 3,109,745
325 Coca-Cola Consolidated, Inc. 206,804
1,746 Constellation Brands, Inc., Class A 438,822
3,686 Duckhorn Portfolio, Inc. (The)* 37,818
12,023 Keurig Dr Pepper, Inc. 379,566
838 MGP Ingredients, Inc. 88,392
4,873 Molson Coors Beverage Co., Class B 309,874
5,214 Monster Beverage Corp.* 276,081
1,921 National Beverage Corp.* 90,326
24,604 PepsiCo, Inc. 4,168,902
9,862,266
Biotechnology ( 2 .2% ):
28,040 AbbVie, Inc. 4,179,642
3,964 Adverum Biotechnologies, Inc.* 5,946
2,583 Agios Pharmaceuticals, Inc.* 63,929
3,000 Alector, Inc.* 19,440
6,056 Alkermes plc* 169,629
6,160 Allakos, Inc.* 13,983
4,027 Allogene Therapeutics, Inc.* 12,766
2,071 Alnylam Pharmaceuticals, Inc.* 366,774
4,823 Altimmune, Inc.* 12,540
8,716 Amgen, Inc. 2,342,512
955 AnaptysBio, Inc.* 17,152
955 Anika Therapeutics, Inc.* 17,792
4,012 Arcus Biosciences, Inc.* 72,015
1,800 Arcutis Biotherapeutics, Inc.* 9,558
1,907 Atara Biotherapeutics, Inc.* 2,822
1,763 Avidity Biosciences, Inc.* 11,248
3,076 Beam Therapeutics, Inc.* 73,978
2,115 Biogen, Inc.* 543,576
3,564 BioMarin Pharmaceutical, Inc.* 315,343
1,469 Bluebird Bio, Inc.* 4,466
5,471 CareDx, Inc.* 38,297
1,101 Celldex Therapeutics, Inc.* 30,300
4,392 CRISPR Therapeutics AG* 199,353
2,869 Deciphera Pharmaceuticals, Inc.* 36,494
1,534 Denali Therapeutics, Inc.* 31,646
7,054 Dynavax Technologies Corp.* 104,188
233 Eagle Pharmaceuticals, Inc.* 3,674
1,370 Editas Medicine, Inc.* 10,686
1,656 Emergent BioSolutions, Inc.* 5,630
585 Enanta Pharmaceuticals, Inc.* 6,534
3,952 Exact Sciences Corp.* 269,605
13,184 Exelixis, Inc.* 288,070
5,379 Fate Therapeutics, Inc.* 11,404
1,432 G1 Therapeutics, Inc.* 2,062
23,066 Gilead Sciences, Inc. 1,728,566
3,331 Halozyme Therapeutics, Inc.* 127,244
2,007 Horizon Therapeutics plc* 232,190
663 Ideaya Biosciences, Inc.* 17,888
4,531 Incyte Corp.* 261,756

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Biotechnology, continued
961 Intellia Therapeutics, Inc.* $ 30,387
10,368 Iovance Biotherapeutics, Inc.* 47,174
8,722 Ironwood Pharmaceuticals, Inc.* 83,993
1,306 iTeos Therapeutics, Inc.* 14,301
200 Kodiak Sciences, Inc.* 360
367 Krystal Biotech, Inc.* 42,572
3,563 Kura Oncology, Inc.* 32,495
1,457 Kymera Therapeutics, Inc.* 20,252
1,449 MacroGenics, Inc.* 6,752
3,312 Mirati Therapeutics, Inc.* 144,271
3,239 Moderna, Inc.* 334,556
3,861 Myriad Genetics, Inc.* 61,930
2,115 Neurocrine Biosciences, Inc.* 237,938
9,565 PDL BioPharma, Inc.* 15,400
4,602 Poseida Therapeutics, Inc.* 10,953
1,321 Prothena Corp. plc* 63,738
4,160 Recursion Pharmaceuticals, Inc., Class A* 31,824
1,422 Regeneron Pharmaceuticals, Inc.* 1,170,249
1,759 REGENXBIO, Inc.* 28,953
3,704 Relay Therapeutics, Inc.* 31,151
2,810 Replimune Group, Inc.* 48,079
4,502 REVOLUTION Medicines, Inc.* 124,615
1,053 Rhythm Pharmaceuticals, Inc.* 24,140
1,042 Rocket Pharmaceuticals, Inc.* 21,351
1,793 Sage Therapeutics, Inc.* 36,900
2,916 Sangamo Therapeutics, Inc.* 1,749
555 Sarepta Therapeutics, Inc.* 67,277
929 Seagen, Inc.* 197,087
1,802 SpringWorks Therapeutics, Inc.* 41,662
4,070 Twist Bioscience Corp.* 82,458
1,801 United Therapeutics Corp.* 406,792
1,179 Vanda Pharmaceuticals, Inc.* 5,093
2,424 Vertex Pharmaceuticals, Inc.* 842,922
3,099 Xencor, Inc.* 62,445
2,020 Zentalis Pharmaceuticals, Inc.* 40,521
16,073,038
Broadline Retail ( 2 .4% ):
119,351 Amazon.com, Inc.* 15,171,899
1,406 Big Lots, Inc. 7,185
868 Dillard's, Inc., Class A 287,143
20,901 eBay, Inc. 921,525
2,683 Etsy, Inc.* 173,268
7,383 Kohl's Corp. 154,748
18,973 Macy's, Inc. 220,277
1,842 Nordstrom, Inc. 27,519
2,669 Ollie's Bargain Outlet Holdings, Inc.* 205,993
8,810 Qurate Retail, Inc., Class A* 5,344
17,174,901
Building Products ( 1 .1% ):
3,670 A O Smith Corp. 242,697
2,902 AAON, Inc. 165,037
4,178 Advanced Drainage Systems, Inc. 475,582
1,489 Allegion plc 155,154
1,585 Allegion plc 165,157
515 American Woodmark Corp.* 38,939
1,085 Apogee Enterprises, Inc. 51,082
2,450 Armstrong World Industries, Inc. 176,400
6,227 AZEK Co., Inc. (The)* 185,191
394 AZZ, Inc. 17,959
Shares Value
Common Stocks, continued
Building Products, continued
7,223 Builders FirstSource, Inc.* $ 899,191
2,289 Carlisle Cos., Inc. 593,446
12,777 Carrier Global Corp. 705,290
547 CSW Industrials, Inc. 95,856
2,444 Fortune Brands Innovations, Inc. 151,919
1,430 Gibraltar Industries, Inc.* 96,539
1,993 Griffon Corp. 79,062
7,176 Hayward Holdings, Inc.* 101,182
1,209 Insteel Industries, Inc. 39,244
4,309 Janus International Group, Inc.* 46,106
3,895 JELD-WEN Holding, Inc.* 52,037
6,827 Johnson Controls International plc 363,265
717 Lennox International, Inc. 268,474
3,947 Masco Corp. 210,967
681 Masonite International Corp.* 63,483
2,444 Masterbrand, Inc.* 29,695
6,751 Owens Corning 920,904
3,379 PGT Innovations, Inc.* 93,767
1,160 Quanex Building Products Corp. 32,677
5,771 Resideo Technologies, Inc.* 91,182
1,119 Simpson Manufacturing Co., Inc. 167,637
918 Tecnoglass, Inc. 30,257
3,222 Trane Technologies plc 653,776
2,554 Trex Co., Inc.* 157,403
3,214 UFP Industries, Inc. 329,114
7,945,671
Capital Markets ( 2 .6% ):
837 Affiliated Managers Group, Inc. 109,095
3,255 Ameriprise Financial, Inc. 1,073,108
1,507 Ares Management Corp., Class A 155,025
4,141 Artisan Partners Asset Management, Inc., Class A 154,956
1,892 AssetMark Financial Holdings, Inc.* 47,451
2,377 Avantax, Inc.* 60,804
734 B Riley Financial, Inc. 30,087
17,355 Bank of New York Mellon Corp. (The) 740,191
19,837 BGC Group, Inc., Class A 104,739
1,452 BlackRock, Inc., Class A 938,703
2,976 Blackstone, Inc. 318,849
902 Brightsphere Investment Group, Inc. 17,490
7,836 Carlyle Group, Inc. (The) 236,334
1,987 Cboe Global Markets, Inc. 310,389
28,738 Charles Schwab Corp. (The) 1,577,716
3,709 CME Group, Inc. 742,616
1,396 Cohen & Steers, Inc. 87,515
639 Coinbase Global, Inc., Class A* 47,976
190 Diamond Hill Investment Group, Inc. 32,028
1,883 Donnelley Financial Solutions, Inc.* 105,975
18 FactSet Research Systems, Inc. 7,871
4,926 Federated Hermes, Inc., Class B 166,844
10,808 Franklin Resources, Inc. 265,661
4,267 Goldman Sachs Group, Inc. (The) 1,380,673
255 Greenhill & Co., Inc. 3,774
1,178 Hamilton Lane, Inc., Class A 106,538
211 Hennessy Advisors, Inc. 1,435
1,904 Houlihan Lokey, Inc. 203,956
1,363 Interactive Brokers Group, Inc., Class A 117,981
5,986 Intercontinental Exchange, Inc. 658,580
18,315 Invesco, Ltd. 265,934
9,330 Janus Henderson Group plc 240,901

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Capital Markets, continued
5,286 Jefferies Financial Group, Inc. $ 193,626
5,775 KKR & Co., Inc., Class A 355,740
1,669 Lazard, Ltd., Class A 51,756
1,018 LPL Financial Holdings, Inc. 241,928
337 MarketAxess Holdings, Inc. 71,997
1,664 Moelis & Co., Class A 75,096
2,252 Moody's Corp. 712,015
17,604 Morgan Stanley 1,437,719
415 Morningstar, Inc. 97,210
64 MSCI, Inc. 32,837
9,300 Nasdaq, Inc. 451,887
5,445 Northern Trust Corp. 378,319
1,608 Open Lending Corp., Class A* 11,770
365 Oppenheimer Holdings, Inc., Class A 13,983
1,002 Piper Sandler Cos. 145,601
394 PJT Partners, Inc., Class A 31,299
4,978 Raymond James Financial, Inc. 499,940
23,838 Robinhood Markets, Inc., Class A* 233,851
3,069 S&P Global, Inc. 1,121,443
4,050 SEI Investments Co. 243,931
660 Silvercrest Asset Management Group, Inc., Class A 10,474
7,152 State Street Corp. 478,898
2,598 StepStone Group, Inc., Class A 82,045
4,728 Stifel Financial Corp. 290,488
1,192 StoneX Group, Inc.* 115,529
4,911 T. Rowe Price Group, Inc. 515,016
1,319 Tradeweb Markets, Inc., Class A 105,784
1,975 Victory Capital Holdings, Inc., Class A 65,846
4,929 Virtu Financial, Inc., Class A 85,124
429 Virtus Investment Partners, Inc. 86,654
425 Westwood Holdings, Inc. 4,314
3,476 WisdomTree, Inc. 24,332
18,577,647
Chemicals ( 2 .0% ):
1,366 AdvanSix, Inc. 42,455
2,508 Air Products and Chemicals, Inc. 710,767
2,650 Albemarle Corp. 450,606
1,157 American Vanguard Corp. 12,646
2,454 Ashland, Inc. 200,443
2,333 Avient Corp. 82,401
12,056 Axalta Coating Systems, Ltd.* 324,306
1,038 Balchem Corp. 128,753
3,723 Cabot Corp. 257,892
2,236 Celanese Corp. 280,663
9,603 CF Industries Holdings, Inc. 823,361
328 Chase Corp. 41,731
9,492 Chemours Co. (The) 266,251
11,433 Corteva, Inc. 584,912
17,096 Dow, Inc. 881,470
9,952 DuPont de Nemours, Inc. 742,320
5,424 Eastman Chemical Co. 416,129
3,052 Ecolab, Inc. 517,009
4,830 Ecovyst, Inc.* 47,527
11,145 Element Solutions, Inc. 218,553
1,647 FMC Corp. 110,300
3,222 FutureFuel Corp. 23,102
1,394 HB Fuller Co. 95,642
10,221 Huntsman Corp. 249,392
1,105 Ingevity Corp.* 52,609
Shares Value
Common Stocks, continued
Chemicals, continued
976 Innospec, Inc. $ 99,747
6,024 International Flavors & Fragrances, Inc. 410,656
1,037 Intrepid Potash, Inc.* 26,091
783 Koppers Holdings, Inc. 30,968
2,011 Kronos Worldwide, Inc. 15,585
3,339 Linde plc 1,243,277
6,960 Livent Corp.* 128,134
5,203 LSB Industries, Inc.* 53,227
14,615 LyondellBasell Industries NV, Class A 1,384,040
3,598 Mativ Holdings, Inc. 51,307
971 Minerals Technologies, Inc. 53,172
10,216 Mosaic Co. (The) 363,690
641 NewMarket Corp. 291,681
9,717 Olin Corp. 485,656
3,864 Orion SA 82,226
4,945 PPG Industries, Inc. 641,861
566 Quaker Chemical Corp. 90,560
3,631 Rayonier Advanced Materials, Inc.* 12,854
2,918 RPM International, Inc. 276,656
1,384 Sensient Technologies Corp. 80,936
4,080 Sherwin-Williams Co. (The) 1,040,604
569 Stepan Co. 42,658
1,279 Trinseo PLC 10,449
8,722 Tronox Holdings plc, Class A 117,224
1,374 Westlake Corp. 171,297
14,765,796
Commercial Services & Supplies ( 0 .8% ):
2,950 ABM Industries, Inc. 118,029
2,927 ACCO Brands Corp. 16,801
1,452 Brady Corp., Class A 79,744
1,624 Brink's Co. (The) 117,967
2,141 Casella Waste Systems, Inc.* 163,358
2,003 CECO Environmental Corp.* 31,988
1,318 Cimpress plc* 92,273
1,562 Cintas Corp. 751,338
433 Civeo Corp. 8,976
1,694 Clean Harbors, Inc.* 283,508
13,121 Copart, Inc.* 565,384
1,498 Deluxe Corp. 28,297
720 Driven Brands Holdings, Inc.* 9,065
1,613 Ennis, Inc. 34,228
2,503 Enviri Corp.* 18,072
2,148 Healthcare Services Group, Inc. 22,404
1,042 Heritage-Crystal Clean, Inc.* 47,255
3,618 HNI Corp. 125,291
2,041 Interface, Inc. 20,022
1,736 Liquidity Services, Inc.* 30,588
919 Matthews International Corp., Class A 35,758
3,432 MillerKnoll, Inc. 83,912
400 Montrose Environmental Group, Inc.* 11,704
691 MSA Safety, Inc. 108,936
1,552 NL Industries, Inc. 7,372
5,118 OPENLANE, Inc.* 76,361
4,238 Pitney Bowes, Inc. 12,799
2,606 Quad Graphics, Inc.* 13,108
4,351 Republic Services, Inc. 620,061
8,305 Rollins, Inc. 310,026
503 SP Plus Corp.* 18,158
2,563 Steelcase, Inc., Class A 28,629

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Commercial Services & Supplies, continued
3,518 Stericycle, Inc.* $ 157,290
1,527 Tetra Tech, Inc. 232,150
841 UniFirst Corp. 137,091
1,003 Viad Corp.* 26,279
824 VSE Corp. 41,562
8,465 Waste Management, Inc. 1,290,405
5,776,189
Communications Equipment ( 0 .8% ):
752 Applied Optoelectronics, Inc.* 8,249
2,313 Arista Networks, Inc.* 425,430
1,990 Calix, Inc.* 91,222
5,683 Ciena Corp.* 268,579
65,051 Cisco Systems, Inc. 3,497,142
756 Comtech Telecommunications Corp. 6,615
1,262 Digi International, Inc.* 34,074
4,340 Extreme Networks, Inc.* 105,071
1,768 F5, Inc.* 284,895
2,194 Harmonic, Inc.* 21,128
2,944 Infinera Corp.* 12,306
12,006 Juniper Networks, Inc. 333,647
909 KVH Industries, Inc.* 4,636
2,839 Lumentum Holdings, Inc.* 128,266
1,185 Motorola Solutions, Inc. 322,604
1,010 NETGEAR, Inc.* 12,716
2,564 NetScout Systems, Inc.* 71,843
3,679 Ribbon Communications, Inc.* 9,860
2,004 Viasat, Inc.* 36,994
7,865 Viavi Solutions, Inc.* 71,886
5,747,163
Construction & Engineering ( 0 .5% ):
2,920 AECOM 242,477
1,759 Ameresco, Inc., Class A* 67,827
7,278 API Group Corp.* 188,719
2,696 Arcosa, Inc. 193,842
455 Argan, Inc. 20,712
1,713 Comfort Systems U.S.A., Inc. 291,912
1,213 Construction Partners, Inc., Class A* 44,347
959 Dycom Industries, Inc.* 85,351
1,440 EMCOR Group, Inc. 302,962
5,880 Fluor Corp.* 215,796
1,277 Granite Construction, Inc. 48,552
2,266 Great Lakes Dredge & Dock Corp.* 18,060
656 IES Holdings, Inc.* 43,211
1,682 MasTec, Inc.* 121,054
1,750 Matrix Service Co.* 20,650
9,107 MDU Resources Group, Inc. 178,315
487 MYR Group, Inc.* 65,628
2,101 Orion Group Holdings, Inc.* 11,261
2,465 Primoris Services Corp. 80,679
3,150 Quanta Services, Inc. 589,270
1,469 Sterling Infrastructure, Inc.* 107,942
1,648 Tutor Perini Corp.* 12,904
653 Valmont Industries, Inc. 156,857
7,973 WillScot Mobile Mini Holdings Corp.* 331,597
3,439,925
Construction Materials ( 0 .3% ):
961 Eagle Materials, Inc. 160,026
2,276 Knife River Corp.* 111,137
Shares Value
Common Stocks, continued
Construction Materials, continued
1,625 Martin Marietta Materials, Inc. $ 667,030
6,589 Summit Materials, Inc., Class A* 205,181
131 U.S. Lime & Minerals, Inc. 26,331
3,374 Vulcan Materials Co. 681,616
1,851,321
Consumer Finance ( 0 .8% ):
13,707 Ally Financial, Inc. 365,703
8,402 American Express Co. 1,253,494
283 Atlanticus Holdings Corp.* 8,578
3,407 Bread Financial Holdings, Inc. 116,519
7,527 Capital One Financial Corp. 730,495
1,912 Consumer Portfolio Services, Inc.* 17,342
518 Credit Acceptance Corp.* 238,342
13,012 Discover Financial Services 1,127,230
1,171 Encore Capital Group, Inc.* 55,927
1,657 Enova International, Inc.* 84,292
3,948 EZCORP, Inc., Class A* 32,571
2,555 FirstCash Holdings, Inc. 256,471
1,425 Green Dot Corp., Class A* 19,850
5,431 LendingClub Corp.* 33,129
194 LendingTree, Inc.* 3,007
3,504 Navient Corp. 60,339
543 Nelnet, Inc., Class A 48,501
750 Nicholas Financial, Inc.* 3,630
8,505 OneMain Holdings, Inc. 340,966
2,635 PRA Group, Inc.* 50,618
2,187 PROG Holdings, Inc.* 72,630
568 Regional Mgmt Corp. 15,722
14,398 SLM Corp. 196,101
10,902 Synchrony Financial 333,274
237 World Acceptance Corp.* 30,113
5,494,844
Consumer Staples Distribution & Retail ( 1 .7% ):
6,299 Albertsons Cos., Inc., Class A 143,302
1,610 Andersons, Inc. (The) 82,931
6,948 BJ's Wholesale Club Holdings, Inc.* 495,879
235 Casey's General Stores, Inc. 63,807
1,143 Chefs' Warehouse, Inc. (The)* 24,209
5,452 Costco Wholesale Corp. 3,080,162
2,596 Dollar General Corp. 274,657
4,839 Dollar Tree, Inc.* 515,112
3,350 Grocery Outlet Holding Corp.* 96,648
613 Ingles Markets, Inc., Class A 46,177
30,924 Kroger Co. (The) 1,383,849
1,720 Natural Grocers by Vitamin Cottage, Inc. 22,205
6,170 Performance Food Group Co.* 363,166
1,664 PriceSmart, Inc. 123,852
2,949 SpartanNash Co. 64,878
6,836 Sprouts Farmers Market, Inc.* 292,581
10,148 Sysco Corp. 670,275
6,269 Target Corp. 693,163
3,889 United Natural Foods, Inc.* 54,991
10,089 US Foods Holding Corp.* 400,533
738 Village Super Market, Inc., Class A 16,708
8,238 Walgreens Boots Alliance, Inc. 183,213
20,415 Walmart, Inc. 3,264,971
857 Weis Markets, Inc. 53,991
12,411,260

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Containers & Packaging ( 0 .7% ):
48,834 Amcor plc $ 447,319
2,762 AptarGroup, Inc. 345,361
2,194 Avery Dennison Corp. 400,778
6,230 Ball Corp. 310,129
6,043 Berry Global Group, Inc. 374,122
2,919 Crown Holdings, Inc. 258,273
15,239 Graphic Packaging Holding Co. 339,525
930 Greif, Inc., Class A 62,133
710 Greif, Inc., Class B 47,258
10,283 International Paper Co. 364,738
1,253 Myers Industries, Inc. 22,466
9,822 O-I Glass, Inc.* 164,322
4,434 Packaging Corp. of America 680,841
3,647 Sealed Air Corp. 119,840
3,186 Silgan Holdings, Inc. 137,349
4,847 Sonoco Products Co. 263,435
2,518 TriMas Corp. 62,346
10,188 Westrock Co. 364,730
4,764,965
Distributors ( 0 .2% ):
1,267 Funko, Inc., Class A*^ 9,692
4,649 Genuine Parts Co. 671,223
6,386 LKQ Corp. 316,171
659 Pool Corp. 234,670
811 Weyco Group, Inc. 20,559
1,252,315
Diversified Consumer Services ( 0 .3% ):
28,860 ADT, Inc. 173,160
2,373 Adtalem Global Education, Inc.* 101,683
541 American Public Education, Inc.* 2,694
2,428 Bright Horizons Family Solutions, Inc.* 197,785
418 Carriage Services, Inc. 11,809
5,672 Chegg, Inc.* 50,594
6,110 Coursera, Inc.* 114,196
3,669 Frontdoor, Inc.* 112,235
112 Graham Holdings Co., Class B 65,296
1,270 Grand Canyon Education, Inc.* 148,438
5,610 H&R Block, Inc. 241,567
6,794 Laureate Education, Inc. 95,795
2,352 OneSpaWorld Holdings, Ltd.* 26,389
2,522 Perdoceo Education Corp. 43,126
5,854 Service Corp. International 334,498
825 Strategic Education, Inc. 62,081
2,454 Stride, Inc.* 110,504
1,696 Universal Technical Institute, Inc.* 14,212
1,906,062
Diversified Telecommunication Services ( 1 .0% ):
398 Anterix, Inc.* 12,489
131,671 AT&T, Inc. 1,977,699
461 ATN International, Inc. 14,549
1,203 Cogent Communications Holdings, Inc. 74,466
4,558 Consolidated Communications Holdings, Inc.* 15,588
1,548 EchoStar Corp., Class A* 25,929
7,588 Frontier Communications Parent, Inc.* 118,752
2,352 GCI Liberty, Inc.* —
1,080 IDT Corp.* 23,814
3,409 Iridium Communications, Inc. 155,076
1,489 Liberty Latin America, Ltd., Class A* 12,150
Shares Value
Common Stocks, continued
Diversified Telecommunication Services, continued
8,852 Liberty Latin America, Ltd., Class C* $ 72,232
26,553 Lumen Technologies, Inc.* 37,705
146,862 Verizon Communications, Inc. 4,759,798
7,300,247
Electric Utilities ( 1 .3% ):
1,925 ALLETE, Inc. 101,640
4,670 Alliant Energy Corp. 226,261
6,998 American Electric Power Co., Inc. 526,390
2,629 Avangrid, Inc. 79,317
5,643 Constellation Energy Corp. 615,538
9,827 Duke Energy Corp. 867,331
6,510 Edison International 412,018
3,674 Entergy Corp. 339,845
4,141 Evergy, Inc. 209,949
5,769 Eversource Energy 335,467
14,111 Exelon Corp. 533,255
10,081 FirstEnergy Corp. 344,569
1,272 Genie Energy, Ltd., Class B 18,737
1,318 Hawaiian Electric Industries, Inc. 16,225
2,089 IDACORP, Inc. 195,635
1,599 MGE Energy, Inc. 109,547
25,020 NextEra Energy, Inc. 1,433,396
4,318 NRG Energy, Inc. 166,329
6,319 OGE Energy Corp. 210,612
1,495 Otter Tail Corp. 113,500
28,498 PG&E Corp.* 459,673
3,888 Pinnacle West Capital Corp. 286,468
3,114 PNM Resources, Inc. 138,915
3,874 Portland General Electric Co. 156,819
12,598 PPL Corp. 296,809
13,939 Southern Co. (The) 902,132
9,212 Xcel Energy, Inc. 527,111
9,623,488
Electrical Equipment ( 0 .8% ):
1,082 Acuity Brands, Inc. 184,275
5,113 AMETEK, Inc. 755,497
2,048 Atkore, Inc.* 305,541
4,356 Eaton Corp. plc 929,048
6,251 Emerson Electric Co. 603,659
1,029 Encore Wire Corp. 187,751
1,312 EnerSys 124,207
9,782 FuelCell Energy, Inc.* 12,521
1,659 Generac Holdings, Inc.* 180,765
14,859 GrafTech International, Ltd. 56,910
1,003 Hubbell, Inc. 314,350
1,831 LSI Industries, Inc. 29,076
7,325 nVent Electric plc 388,152
14,602 Plug Power, Inc.*^ 110,975
606 Powell Industries, Inc. 50,237
400 Preformed Line Products Co. 65,032
2,526 Regal Rexnord Corp. 360,915
2,250 Rockwell Automation, Inc. 643,208
7,206 Sensata Technologies Holding plc 272,531
3,376 Shoals Technologies Group, Inc., Class A* 61,612
5,277 SunPower Corp.*^ 32,559
11,971 Sunrun, Inc.* 150,356
1,298 Thermon Group Holdings, Inc.* 35,656
742 TPI Composites, Inc.* 1,966
3,331 Vertiv Holdings Co. 123,913

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Electrical Equipment, continued
1,148 Vicor Corp.* $ 67,606
6,048,318
Electronic Equipment, Instruments & Components ( 1 .3% ):
1,470 Advanced Energy Industries, Inc. 151,586
424 Allient, Inc. 13,110
8,386 Amphenol Corp., Class A 704,340
2,582 Arlo Technologies, Inc.* 26,595
3,284 Arrow Electronics, Inc.* 411,288
5,071 Avnet, Inc. 244,371
1,157 Badger Meter, Inc. 166,458
550 Bel Fuse, Inc., Class B 26,246
1,317 Belden, Inc. 127,156
1,054 Benchmark Electronics, Inc. 25,570
3,454 CDW Corp. 696,879
3,610 Cognex Corp. 153,208
1,971 Coherent Corp.* 64,333
19,094 Corning, Inc. 581,794
1,576 CTS Corp. 65,782
2,838 Daktronics, Inc.* 25,315
1,413 ePlus, Inc.* 89,754
1,439 Fabrinet* 239,766
392 FARO Technologies, Inc.* 5,970
12,223 Flex, Ltd.* 329,777
640 Frequency Electronics, Inc. 4,442
1,494 Insight Enterprises, Inc.* 217,377
1,164 IPG Photonics Corp. 118,193
2,007 Itron, Inc.* 121,584
9,066 Jabil, Inc. 1,150,385
4,354 Keysight Technologies, Inc.* 576,078
1,603 Kimball Electronics, Inc.* 43,890
5,811 Knowles Corp.* 86,061
672 Littelfuse, Inc. 166,199
1,471 Methode Electronics, Inc., Class A 33,612
2,559 National Instruments Corp. 152,568
1,008 Novanta, Inc.* 144,587
594 OSI Systems, Inc.* 70,116
770 PAR Technology Corp.*^ 29,676
1,121 PC Connection, Inc. 59,839
1,323 Plexus Corp.* 123,012
771 Rogers Corp.* 101,363
2,630 Sanmina Corp.* 142,756
738 ScanSource, Inc.* 22,369
2,341 TD SYNNEX Corp. 233,772
4,283 TE Connectivity, Ltd. 529,079
846 Teledyne Technologies, Inc.* 345,659
4,656 Trimble, Inc.* 250,772
5,237 TTM Technologies, Inc.* 67,453
5,343 Vishay Intertechnology, Inc. 132,079
4,805 Vontier Corp. 148,571
903 Zebra Technologies Corp., Class A* 213,587
9,434,377
Energy Equipment & Services ( 1 .0% ):
6,728 Archrock, Inc. 84,773
23,729 Baker Hughes Co. 838,108
519 Bristow Group, Inc.* 14,620
562 Cactus, Inc., Class A 28,218
8,897 ChampionX Corp. 316,911
1,337 Core Laboratories, Inc. 32,101
562 DMC Global, Inc.* 13,752
Shares Value
Common Stocks, continued
Energy Equipment & Services, continued
1,028 Dril-Quip, Inc.* $ 28,959
1,095 Expro Group Holdings NV* 25,437
306 Forum Energy Technologies, Inc.* 7,350
760 Geospace Technologies Corp.* 9,842
1,086 Gulf Island Fabrication, Inc.* 3,551
34,240 Halliburton Co. 1,386,720
5,456 Helix Energy Solutions Group, Inc.* 60,944
4,742 Helmerich & Payne, Inc. 199,923
12,498 Liberty Energy, Inc. 231,463
1,436 Mammoth Energy Services, Inc.* 6,663
734 Nabors Industries, Ltd.* 90,385
935 Natural Gas Services Group* 13,614
4,799 Newpark Resources, Inc.* 33,161
900 Noble Corp. plc 45,585
16,133 NOV, Inc. 337,180
6,071 Oceaneering International, Inc.* 156,146
3,066 Oil States International, Inc.* 25,662
26,132 Patterson-UTI Energy, Inc. 361,667
8,148 ProPetro Holding Corp.* 86,613
10,425 RPC, Inc. 93,199
19,506 Schlumberger, Ltd. 1,137,200
493 SEACOR Marine Holdings, Inc.* 6,843
3,974 Select Water Solutions, Inc. 31,593
17,526 TechnipFMC plc 356,479
4,086 TETRA Technologies, Inc.* 26,069
2,580 Tidewater, Inc.* 183,361
32,945 Transocean, Ltd.* 270,478
4,546 US Silica Holdings, Inc.* 63,826
2,596 Valaris, Ltd.* 194,648
3,081 Weatherford International plc* 278,307
7,081,351
Entertainment ( 1 .1% ):
5,649 Activision Blizzard, Inc. 528,916
1,869 Atlanta Braves Holdings, Inc.* 66,779
247 Atlanta Braves Holdings, Inc.* 9,650
6,453 Cinemark Holdings, Inc.* 118,413
5,811 Electronic Arts, Inc. 699,644
1,993 Endeavor Group Holdings, Inc. 39,661
2,645 IMAX Corp.* 51,101
192 John Wiley & Sons, Inc., Class B 7,177
4,046 Liberty Media Corp.-Liberty Formula One* 252,066
619 Liberty Media Corp.-Liberty Formula One* 34,998
2,653 Liberty Media Corp.-Liberty Live* 85,161
1,139 Liberty Media Corp.-Liberty Live* 36,357
2,111 Lions Gate Entertainment Corp., Class A* 17,901
4,430 Lions Gate Entertainment Corp., Class B* 34,864
4,237 Live Nation Entertainment, Inc.* 351,840
894 Madison Square Garden Entertainment Corp.* 29,422
719 Madison Square Garden Sports Corp. 126,760
1,459 Marcus Corp. (The) 22,615
3,753 Netflix, Inc.* 1,417,133
3,472 Playtika Holding Corp.* 33,435
1,419 Reading International, Inc., Class A* 3,008
4,024 ROBLOX Corp., Class A* 116,535
454 Roku, Inc.* 32,048
894 Sphere Entertainment Co.* 33,221
2,452 Spotify Technology SA* 379,177
4,181 Take-Two Interactive Software, Inc.* 586,971
1,983 TKO Group Holdings, Inc. 166,691

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Entertainment, continued
23,782 Walt Disney Co. (The)* $ 1,927,531
54,872 Warner Bros Discovery, Inc.* 595,910
2,097 Warner Music Group Corp., Class A 65,846
7,870,831
Financial Services ( 3 .8% ):
13,003 Affirm Holdings, Inc.* 276,574
981 A-Mark Precious Metals, Inc. 28,773
3,955 Apollo Global Management, Inc. 355,001
6,202 AvidXchange Holdings, Inc.* 58,795
24,229 Berkshire Hathaway, Inc., Class B* 8,487,419
5,081 Block, Inc.* 224,885
252 BM Technologies, Inc.* 504
2,704 Cannae Holdings, Inc.* 50,402
687 Cass Information Systems, Inc. 25,591
11,963 Equitable Holdings, Inc. 339,629
6,088 Essent Group, Ltd. 287,901
1,694 Euronet Worldwide, Inc.* 134,470
3,577 EVERTEC, Inc. 132,993
403 Federal Agricultural Mortgage Corp. 62,183
13,412 Fidelity National Information Services, Inc. 741,281
6,830 Fiserv, Inc.* 771,517
2,905 FleetCor Technologies, Inc.* 741,763
2,700 Flywire Corp.* 86,103
5,711 Global Payments, Inc. 658,992
1,101 I3 Verticals, Inc., Class A* 23,275
1,320 International Money Express, Inc.* 22,348
5,793 Jackson Financial, Inc., Class A 221,408
27,585 Marqeta, Inc., Class A* 164,958
12,802 Mastercard, Inc., Class A 5,068,440
988 Merchants Bancorp 27,387
16,357 MGIC Investment Corp. 272,998
1,888 Mr Cooper Group, Inc.* 101,121
4,107 NMI Holdings, Inc., Class A* 111,259
465 Ocwen Financial Corp.* 12,034
13,959 PayPal Holdings, Inc.* 816,043
1,468 Paysafe, Ltd.* 17,601
2,818 PennyMac Financial Services, Inc. 187,679
8,853 Radian Group, Inc. 222,299
3,168 Repay Holdings Corp.* 24,045
4,694 Rocket Cos., Inc., Class A*^ 38,397
1,495 Shift4 Payments, Inc., Class A* 82,778
9,473 TFS Financial Corp. 111,971
5,111 Toast, Inc., Class A* 95,729
24,766 Visa, Inc., Class A 5,696,428
4,007 Voya Financial, Inc. 266,265
1,074 Walker & Dunlop, Inc. 79,734
728 Waterstone Financial, Inc. 7,972
6,143 Western Union Co. (The) 80,965
446 WEX, Inc.* 83,888
27,301,798
Food Products ( 1 .2% ):
7,169 Archer-Daniels-Midland Co. 540,686
2,035 B&G Foods, Inc.^ 20,126
3,907 Bunge, Ltd. 422,933
270 Calavo Growers, Inc. 6,812
2,277 Cal-Maine Foods, Inc. 110,252
8,996 Campbell Soup Co. 369,556
10,462 Conagra Brands, Inc. 286,868
6,345 Darling Ingredients, Inc.* 331,209
Shares Value
Common Stocks, continued
Food Products, continued
1,004 Farmer Brothers Co.* $ 2,590
9,807 Flowers Foods, Inc. 217,519
2,403 Fresh Del Monte Produce, Inc. 62,093
1,992 Freshpet, Inc.* 131,233
9,484 General Mills, Inc. 606,881
5,693 Hain Celestial Group, Inc. (The)* 59,036
3,050 Hershey Co. (The) 610,244
8,841 Hormel Foods Corp. 336,223
7,722 Hostess Brands, Inc.* 257,220
1,283 Ingredion, Inc. 126,247
566 J & J Snack Foods Corp. 92,626
2,176 JM Smucker Co. (The) 267,452
300 John B Sanfilippo & Son, Inc. 29,640
8,831 Kellanova 525,533
11,485 Kraft Heinz Co. (The) 386,355
3,960 Lamb Weston Holdings, Inc. 366,142
452 Lancaster Colony Corp. 74,594
778 McCormick & Co., Inc. 61,369
4,172 McCormick & Co., Inc. 315,570
3,145 Mission Produce, Inc.* 30,444
15,451 Mondelez International, Inc., Class A 1,072,299
4,602 Pilgrim's Pride Corp.* 105,064
2,182 Post Holdings, Inc.* 187,085
20 Seaboard Corp. 75,060
266 Seneca Foods Corp., Class A* 14,319
3,330 Simply Good Foods Co. (The)* 114,952
1,400 Sovos Brands, Inc.* 31,570
1,072 Tootsie Roll Industries, Inc. 32,010
1,935 TreeHouse Foods, Inc.* 84,327
6,453 Tyson Foods, Inc., Class A 325,812
1,200 Utz Brands, Inc. 16,116
1,400 Vital Farms, Inc.* 16,212
8,722,279
Gas Utilities ( 0 .2% ):
2,476 Atmos Energy Corp. 262,283
785 Chesapeake Utilities Corp. 76,734
3,527 National Fuel Gas Co. 183,087
4,288 New Jersey Resources Corp. 174,221
1,716 Northwest Natural Holding Co. 65,482
1,836 ONE Gas, Inc. 125,362
232 RGC Resources, Inc. 4,014
944 Southwest Gas Holdings, Inc. 57,027
2,276 Spire, Inc. 128,776
7,935 UGI Corp. 182,505
1,259,491
Ground Transportation ( 1 .2% ):
957 ArcBest Corp. 97,279
678 Avis Budget Group, Inc.* 121,830
419 Covenant Logistics Group, Inc. 18,373
34,588 CSX Corp. 1,063,581
1,925 Heartland Express, Inc. 28,278
19,110 Hertz Global Holdings, Inc.* 234,097
3,856 JB Hunt Transport Services, Inc. 726,933
7,524 Knight-Swift Transportation Holdings, Inc. 377,329
1,791 Landstar System, Inc. 316,899
4,222 Marten Transport, Ltd. 83,216
1,515 Norfolk Southern Corp. 298,349
1,421 Old Dominion Freight Line, Inc. 581,388
1,600 PAM Transportation Services, Inc. 34,480

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Ground Transportation, continued
6,783 RXO, Inc.* $ 133,829
1,902 Ryder System, Inc. 203,419
576 Saia, Inc.* 229,622
3,510 Schneider National, Inc., Class B 97,192
12,212 Uber Technologies, Inc.* 561,630
4,494 U-Haul Holding Co. 235,441
1,170 U-Haul Holding Co.* 63,847
12,451 Union Pacific Corp. 2,535,397
586 Universal Logistics Holdings, Inc. 14,755
3,327 Werner Enterprises, Inc. 129,587
2,834 XPO, Inc.* 211,586
8,398,337
Health Care Equipment & Supplies ( 1 .8% ):
16,521 Abbott Laboratories 1,600,059
2,269 Accuray, Inc.* 6,172
1,368 Align Technology, Inc.* 417,678
912 AngioDynamics, Inc.* 6,667
1,619 Artivion, Inc.* 24,544
1,507 AtriCure, Inc.* 66,007
36 Atrion Corp. 14,874
2,829 Avanos Medical, Inc.* 57,202
744 Axonics, Inc.* 41,753
9,383 Baxter International, Inc. 354,114
3,200 Becton Dickinson & Co. 827,296
14,346 Boston Scientific Corp.* 757,469
1,265 CONMED Corp. 127,575
658 Cooper Cos., Inc. (The) 209,251
7,906 DENTSPLY SIRONA, Inc. 270,069
2,612 Dexcom, Inc.* 243,700
4,976 Edwards Lifesciences Corp.* 344,737
994 Embecta Corp. 14,960
1,499 Enovis Corp.* 79,042
7,392 Envista Holdings Corp.* 206,089
8,476 Figs, Inc., Class A* 50,008
1,964 GE HealthCare Technologies, Inc. 133,631
1,546 Glaukos Corp.* 116,337
3,817 Globus Medical, Inc.* 189,514
1,142 Haemonetics Corp.* 102,300
4,658 Hologic, Inc.* 323,265
1,417 IDEXX Laboratories, Inc.* 619,612
516 Inari Medical, Inc.* 33,746
433 Inogen, Inc.* 2,260
439 Inspire Medical Systems, Inc.* 87,115
515 Insulet Corp.* 82,137
1,895 Integer Holdings Corp.* 148,625
3,384 Integra LifeSciences Holdings Corp.* 129,235
2,726 Intuitive Surgical, Inc.* 796,783
2,363 Lantheus Holdings, Inc.* 164,181
809 LeMaitre Vascular, Inc. 44,074
725 LENSAR, Inc.* 2,240
3,507 LivaNova plc* 185,450
692 Masimo Corp.* 60,675
14,589 Medtronic plc 1,143,194
2,177 Merit Medical Systems, Inc.* 150,257
125 Mesa Laboratories, Inc. 13,134
600 Nevro Corp.* 11,532
1,974 Omnicell, Inc.* 88,909
2,205 OraSure Technologies, Inc.* 13,076
825 Orthofix Medical, Inc.* 10,610
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
1,309 OrthoPediatrics Corp.* $ 41,888
929 Penumbra, Inc.* 224,734
2,221 ResMed, Inc. 328,419
775 Shockwave Medical, Inc.* 154,303
1,569 STAAR Surgical Co.* 63,042
1,882 STERIS plc 412,948
3,126 Stryker Corp. 854,242
1,018 Teleflex, Inc. 199,945
193 UFP Technologies, Inc.* 31,160
227 Utah Medical Products, Inc. 19,522
1,100 Varex Imaging Corp.* 20,669
4,097 Zimmer Biomet Holdings, Inc. 459,765
217 Zimvie, Inc.* 2,042
13,183,837
Health Care Providers & Services ( 2 .9% ):
3,584 Acadia Healthcare Co., Inc.* 251,991
1,600 Accolade, Inc.* 16,928
643 Addus HomeCare Corp.* 54,777
2,527 Agiliti, Inc.* 16,400
5,599 agilon health, Inc.* 99,438
1,363 Amedisys, Inc.* 127,304
2,580 AMN Healthcare Services, Inc.* 219,764
1,245 Apollo Medical Holdings, Inc.* 38,408
9,264 Brookdale Senior Living, Inc.* 38,353
4,788 Cardinal Health, Inc. 415,694
431 Castle Biosciences, Inc.* 7,280
3,574 Cencora, Inc. 643,213
12,101 Centene Corp.* 833,517
322 Chemed Corp. 167,343
5,495 Cigna Group (The) 1,571,955
5,028 Community Health Systems, Inc. 14,581
483 CorVel Corp.* 94,982
1,732 Cross Country Healthcare, Inc.* 42,936
24,586 CVS Health Corp. 1,716,595
2,342 DaVita, Inc.* 221,389
3,156 Elevance Health, Inc. 1,374,186
4,542 Encompass Health Corp. 305,041
1,271 Enhabit, Inc.* 14,299
1,449 Ensign Group, Inc. (The) 134,656
790 Fulgent Genetics, Inc.* 21,125
2,631 HCA Healthcare, Inc. 647,173
3,463 HealthEquity, Inc.* 252,972
3,487 Henry Schein, Inc.* 258,910
1,678 Humana, Inc. 816,381
1,529 InfuSystem Holdings, Inc.* 14,740
2,171 Laboratory Corp. of America Holdings 436,480
1,864 McKesson Corp. 810,560
864 ModivCare, Inc.* 27,225
1,451 Molina Healthcare, Inc.* 475,768
575 National Healthcare Corp. 36,788
819 National Research Corp. 36,339
4,300 NeoGenomics, Inc.* 52,890
128 OmniAb Operations, Inc.*(a) —
128 OmniAb Operations, Inc.*(a) —
10,235 OPKO Health, Inc.* 16,376
6,542 Option Care Health, Inc.* 211,634
5,824 Owens & Minor, Inc.* 94,116
4,988 Patterson Cos., Inc. 147,844
5,162 Pediatrix Medical Group, Inc.* 65,609

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Health Care Providers & Services, continued
792 Pennant Group, Inc. (The)* $ 8,815
629 PetIQ, Inc.* 12,391
5,181 Premier, Inc., Class A 111,391
1,933 Privia Health Group, Inc.* 44,459
861 Progyny, Inc.* 29,291
2,620 Quest Diagnostics, Inc. 319,273
3,100 R1 RCM, Inc.* 46,717
2,720 RadNet, Inc.* 76,677
5,624 Select Medical Holdings Corp. 142,118
585 Surgery Partners, Inc.* 17,111
5,594 Tenet Healthcare Corp.* 368,589
12,857 UnitedHealth Group, Inc. 6,482,371
2,937 Universal Health Services, Inc., Class B 369,269
542 US Physical Therapy, Inc. 49,718
20,922,150
Health Care Technology ( 0 .1% ):
8,941 American Well Corp., Class A* 10,461
2,856 Certara, Inc.* 41,526
339 Computer Programs and Systems, Inc.* 5,404
3,003 Definitive Healthcare Corp.* 23,994
3,607 Doximity, Inc., Class A* 76,540
1,873 Evolent Health, Inc., Class A* 51,002
3,097 GoodRx Holdings, Inc., Class A* 17,436
1,056 Health Catalyst, Inc.* 10,687
1,357 HealthStream, Inc. 29,284
1,430 NextGen Healthcare, Inc.* 33,934
3,015 Schrodinger, Inc.* 85,234
394 Simulations Plus, Inc. 16,430
5,070 Teladoc Health, Inc.* 94,251
1,211 Veeva Systems, Inc., Class A* 246,378
4,097 Veradigm, Inc.* 53,835
796,396
Hotels, Restaurants & Leisure ( 2 .2% ):
4,816 Airbnb, Inc., Class A* 660,803
10,832 Aramark 375,870
6 Biglari Holdings, Inc., Class A* 4,770
67 Biglari Holdings, Inc., Class B* 11,122
2,189 BJ's Restaurants, Inc.* 51,354
4,525 Bloomin' Brands, Inc. 111,270
308 Booking Holdings, Inc.* 949,857
1,059 Boyd Gaming Corp. 64,419
2,407 Brinker International, Inc.* 76,037
8,593 Caesars Entertainment, Inc.* 398,286
29,405 Carnival Corp., Class A* 403,437
2,943 Carrols Restaurant Group, Inc.* 19,394
2,527 Cheesecake Factory, Inc. (The) 76,568
433 Chipotle Mexican Grill, Inc.* 793,182
1,340 Choice Hotels International, Inc.^ 164,163
2,252 Churchill Downs, Inc. 261,322
429 Chuy's Holdings, Inc.* 15,264
1,219 Cracker Barrel Old Country Store, Inc. 81,917
3,109 Darden Restaurants, Inc. 445,271
1,810 Dave & Buster's Entertainment, Inc.* 67,097
1,239 Denny's Corp.* 10,494
362 Dine Brands Global, Inc. 17,901
681 Domino's Pizza, Inc. 257,956
8,071 DoorDash, Inc., Class A* 641,402
13,674 DraftKings, Inc.* 402,563
1,288 El Pollo Loco Holdings, Inc. 11,528
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
2,986 Expedia Group, Inc.* $ 307,767
1,277 Fiesta Restaurant Group, Inc.* 10,803
2,093 First Watch Restaurant Group, Inc.* 36,188
6,175 Hilton Grand Vacations, Inc.* 251,323
4,687 Hilton Worldwide Holdings, Inc. 703,894
1,098 Hyatt Hotels Corp., Class A 116,476
323 Jack in the Box, Inc. 22,306
3,372 Krispy Kreme, Inc. 42,049
2,177 Las Vegas Sands Corp. 99,794
3,371 Life Time Group Holdings, Inc.* 51,273
1,893 Light & Wonder, Inc., Class A* 135,028
3,405 Marriott International, Inc., Class A 669,287
1,994 Marriott Vacations Worldwide Corp. 200,656
9,574 McDonald's Corp. 2,522,175
1,328 MGM Resorts International 48,817
341 Nathans Famous, Inc. 24,095
2,319 Norwegian Cruise Line Holdings, Ltd.* 38,217
1,497 Papa John's International, Inc. 102,125
2,176 Penn Entertainment, Inc.* 49,939
3,216 Planet Fitness, Inc., Class A* 158,163
9,227 Playa Hotels & Resorts NV* 66,803
763 Potbelly Corp.* 5,951
878 Red Robin Gourmet Burgers, Inc.* 7,059
4,589 Royal Caribbean Cruises, Ltd.* 422,830
1,834 SeaWorld Entertainment, Inc.* 84,823
1,202 Shake Shack, Inc., Class A* 69,800
3,662 Six Flags Entertainment Corp.* 86,094
14,422 Starbucks Corp. 1,316,296
7,074 Sweetgreen, Inc., Class A* 83,120
3,050 Texas Roadhouse, Inc. 293,105
3,133 Travel + Leisure Co. 115,075
1,455 Vail Resorts, Inc. 322,850
9,376 Wendy's Co. (The) 191,364
1,048 Wingstop, Inc. 188,472
4,146 Wyndham Hotels & Resorts, Inc. 288,313
1,374 Wynn Resorts, Ltd. 126,971
4,703 Yum! Brands, Inc. 587,593
16,220,141
Household Durables ( 0 .9% ):
906 Beazer Homes U.S.A., Inc.* 22,568
283 Cavco Industries, Inc.* 75,182
1,809 Century Communities, Inc. 120,805
7,384 D.R. Horton, Inc. 793,558
1,530 Ethan Allen Interiors, Inc. 45,747
431 Flexsteel Industries, Inc. 8,948
3,356 Garmin, Ltd. 353,051
2,761 GoPro, Inc., Class A* 8,670
1,329 Green Brick Partners, Inc.* 55,167
1,366 Helen of Troy, Ltd.* 159,221
500 Hooker Furnishings Corp. 9,725
1,698 Installed Building Products, Inc. 212,063
596 iRobot Corp.* 22,588
2,155 KB Home 99,733
2,550 La-Z-Boy, Inc. 78,744
7,316 Leggett & Platt, Inc. 185,900
3,171 Lennar Corp., Class A 355,881
119 Lennar Corp., Class B 12,165
1,327 LGI Homes, Inc.* 132,023
1,017 Lifetime Brands, Inc. 5,726

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Household Durables, continued
1,420 M/I Homes, Inc.* $ 119,337
4,042 MDC Holdings, Inc. 166,652
1,004 Meritage Homes Corp. 122,880
2,694 Mohawk Industries, Inc.* 231,172
10,746 Newell Brands, Inc. 97,036
102 NVR, Inc.* 608,257
9,930 PulteGroup, Inc. 735,317
7,911 Purple Innovation, Inc. 13,528
2,434 Skyline Champion Corp.* 155,094
2,407 Sonos, Inc.* 31,074
5,909 Taylor Morrison Home Corp., Class A* 251,782
6,232 Tempur Sealy International, Inc. 270,095
2,183 Toll Brothers, Inc. 161,455
1,110 TopBuild Corp.* 279,276
5,751 Tri Pointe Homes, Inc.* 157,290
320 Universal Electronics, Inc.* 2,896
3,376 Vizio Holding Corp., Class A* 18,264
1,621 VOXX International Corp.* 12,936
2,216 Whirlpool Corp. 296,279
6,488,085
Household Products ( 1 .1% ):
1,863 Central Garden & Pet Co., Class A* 74,688
4,613 Church & Dwight Co., Inc. 422,689
1,597 Clorox Co. (The) 209,303
10,240 Colgate-Palmolive Co. 728,166
1,918 Energizer Holdings, Inc. 61,453
5,408 Kimberly-Clark Corp. 653,557
333 Oil-Dri Corp. of America 20,563
38,943 Procter & Gamble Co. (The) 5,680,226
4,384 Reynolds Consumer Products, Inc. 112,362
2,338 Spectrum Brands Holdings, Inc. 183,182
626 WD-40 Co. 127,228
8,273,417
Independent Power and Renewable Electricity Producers
( 0 .2% ):
12,230 AES Corp. (The) 185,896
4,506 Atlantica Sustainable Infrastructure plc 86,065
3,258 Brookfield Renewable Corp., Class A 77,996
1,323 Clearway Energy, Inc., Class A 26,354
3,836 Clearway Energy, Inc., Class C 81,170
1,138 Ormat Technologies, Inc. 79,569
6,557 Sunnova Energy International, Inc.*^ 68,652
18,390 Vistra Corp. 610,180
1,215,882
Industrial Conglomerates ( 0 .5% ):
13,503 3M Co. 1,264,151
5,892 General Electric Co. 651,360
10,620 Honeywell International, Inc. 1,961,939
3,877,450
Insurance ( 2 .9% ):
9,236 Aflac, Inc. 708,863
5,546 Allstate Corp. (The) 617,880
2,897 Ambac Financial Group, Inc.* 34,938
5,969 American Equity Investment Life Holding Co. 320,177
2,248 American Financial Group, Inc. 251,034
13,944 American International Group, Inc. 845,006
745 AMERISAFE, Inc. 37,302
2,678 Aon plc, Class A 868,261
Shares Value
Common Stocks, continued
Insurance, continued
8,245 Arch Capital Group, Ltd.* $ 657,209
560 Argo Group International Holdings, Ltd. 16,710
2,399 Arthur J. Gallagher & Co. 546,804
1,480 Assurant, Inc. 212,498
1,625 Assured Guaranty, Ltd. 98,345
4,771 Axis Capital Holdings, Ltd. 268,941
3,813 Brighthouse Financial, Inc.* 186,608
6,595 Brown & Brown, Inc. 460,595
3,450 BRP Group, Inc., Class A* 80,144
5,674 Chubb, Ltd. 1,181,213
3,632 Cincinnati Financial Corp. 371,517
2,176 Citizens, Inc.* 6,202
1,799 CNA Financial Corp. 70,791
895 Crawford & Co., Class A 8,359
2,354 Crawford & Co., Class B 20,174
1,631 Donegal Group, Inc., Class A 23,250
800 eHealth, Inc.* 5,920
1,977 Employers Holdings, Inc. 78,981
447 Enstar Group, Ltd.* 108,174
398 Erie Indemnity Co., Class A 116,928
621 Everest Group, Ltd. 230,807
419 F&G Annuities & Life, Inc. 11,757
12,394 Fidelity National Financial, Inc. 511,872
3,923 First American Financial Corp. 221,610
27,784 Genworth Financial, Inc., Class A* 162,814
4,859 Globe Life, Inc. 528,319
318 Goosehead Insurance, Inc., Class A* 23,701
2,383 Greenlight Capital Re, Ltd., Class A* 25,593
146 Hallmark Financial Services, Inc.* 288
769 Hanover Insurance Group, Inc. (The) 85,344
13,797 Hartford Financial Services Group, Inc. (The) 978,345
397 HCI Group, Inc. 21,553
387 Heritage Insurance Holdings, Inc.* 2,512
1,991 Horace Mann Educators Corp. 58,496
153 Investors Title Co. 22,658
1,185 James River Group Holdings, Ltd. 18,190
3,603 Kemper Corp. 151,434
381 Kinsale Capital Group, Inc. 157,784
2,749 Lincoln National Corp. 67,873
5,378 Loews Corp. 340,481
5,556 Maiden Holdings, Ltd.* 9,779
182 Markel Group, Inc.* 267,993
7,633 Marsh & McLennan Cos., Inc. 1,452,560
2,590 Mercury General Corp. 72,598
7,939 MetLife, Inc. 499,443
162 National Western Life Group, Inc., Class A 70,873
10,590 Old Republic International Corp. 285,295
5,300 Oscar Health, Inc., Class A* 29,521
400 Palomar Holdings, Inc.* 20,300
1,239 Primerica, Inc. 240,378
6,852 Principal Financial Group, Inc. 493,824
3,052 ProAssurance Corp. 57,652
5,632 Progressive Corp. (The) 784,538
8,892 Prudential Financial, Inc. 843,762
2,391 Reinsurance Group of America, Inc. 347,149
1,983 RenaissanceRe Holdings, Ltd. 392,475
2,352 RLI Corp. 319,613
825 Safety Insurance Group, Inc. 56,257
1,725 Selective Insurance Group, Inc. 177,968

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Insurance, continued
5,145 SiriusPoint, Ltd.* $ 52,325
1,878 Stewart Information Services Corp. 82,256
1,767 Tiptree, Inc., Class A 29,615
8,887 Travelers Cos., Inc. (The) 1,451,336
1,346 Trupanion, Inc.*^ 37,957
728 United Fire Group, Inc. 14,378
1,869 Universal Insurance Holdings, Inc. 26,203
8,945 Unum Group 440,005
6,126 W R Berkley Corp. 388,940
145 White Mountains Insurance Group, Ltd. 216,875
1,947 Willis Towers Watson plc 406,845
21,392,968
Interactive Media & Services ( 4 .3% ):
69,897 Alphabet, Inc., Class A* 9,146,721
62,756 Alphabet, Inc., Class C* 8,274,379
5,394 Bumble, Inc., Class A* 80,479
5,023 Cargurus, Inc.* 88,003
1,955 Cars.com, Inc.* 32,961
2,881 DHI Group, Inc.* 8,816
4,788 Match Group, Inc.* 187,570
41,105 Meta Platforms, Inc., Class A* 12,340,132
8,734 Pinterest, Inc., Class A* 236,080
1,563 QuinStreet, Inc.* 14,020
764 Shutterstock, Inc. 29,070
23,897 Snap, Inc., Class A* 212,922
1,344 Travelzoo* 7,836
5,311 TripAdvisor, Inc.* 88,056
2,857 TrueCar, Inc.* 5,914
4,440 Vimeo, Inc.* 15,718
2,324 Yelp, Inc.* 96,655
664 Zedge, Inc., Class B* 1,454
1,918 Ziff Davis, Inc.* 122,157
16,022 ZoomInfo Technologies, Inc.* 262,761
31,251,704
IT Services ( 1 .4% ):
10,600 Accenture plc, Class A 3,255,366
3,558 Akamai Technologies, Inc.* 379,069
2,838 Amdocs, Ltd. 239,783
1,701 Cloudflare, Inc., Class A* 107,231
11,073 Cognizant Technology Solutions Corp., Class A 750,085
3,181 DigitalOcean Holdings, Inc.* 76,439
11,221 DXC Technology Co.* 233,733
2,160 Edgio, Inc.* 1,841
1,215 EPAM Systems, Inc.* 310,663
4,318 Fastly, Inc., Class A* 82,776
1,645 Gartner, Inc.* 565,238
585 Globant SA* 115,742
2,640 GoDaddy, Inc., Class A* 196,627
2,548 Grid Dynamics Holdings, Inc.* 31,035
1,357 Hackett Group, Inc. (The) 32,012
17,433 International Business Machines Corp. 2,445,850
12,162 Kyndryl Holdings, Inc.* 183,646
603 MongoDB, Inc.* 208,554
2,093 Okta, Inc.* 170,600
1,698 Perficient, Inc.* 98,246
840 PFSweb, Inc. 6,250
1,687 Snowflake, Inc., Class A* 257,723
3,770 Squarespace, Inc., Class A* 109,217
3,945 Twilio, Inc., Class A* 230,901
Shares Value
Common Stocks, continued
IT Services, continued
2,221 Unisys Corp.* $ 7,663
1,882 VeriSign, Inc.* 381,162
10,477,452
Leisure Products ( 0 .3% ):
2,948 Acushnet Holdings Corp. 156,362
895 American Outdoor Brands, Inc.* 8,753
2,517 Brunswick Corp. 198,843
2,100 Clarus Corp. 15,876
658 Escalade, Inc. 10,074
5,388 Hasbro, Inc. 356,362
303 Johnson Outdoors, Inc., Class A 16,571
931 Malibu Boats, Inc., Class A* 45,638
662 Marine Products Corp. 9,407
451 MasterCraft Boat Holdings, Inc.* 10,021
15,729 Mattel, Inc.* 346,510
995 Nautilus Group, Inc.* 846
3,127 Polaris, Inc. 325,646
1,410 Smith & Wesson Brands, Inc. 18,203
6,367 Topgolf Callaway Brands Corp.* 88,119
3,865 Vista Outdoor, Inc.* 128,009
3,466 YETI Holdings, Inc.* 167,130
1,902,370
Life Sciences Tools & Services ( 1 .2% ):
237 10X Genomics, Inc., Class A* 9,776
6,251 Adaptive Biotechnologies Corp.* 34,068
4,401 Agilent Technologies, Inc. 492,120
12,880 Avantor, Inc.* 271,510
599 Azenta, Inc.* 30,064
1,634 BioLife Solutions, Inc.* 22,566
456 Bio-Rad Laboratories, Inc., Class A* 163,453
2,351 Bio-Techne Corp. 160,033
4,004 Bruker Corp. 249,449
2,120 Charles River Laboratories International, Inc.* 415,478
2,030 CryoPort, Inc.* 27,831
6,616 Danaher Corp. 1,641,430
2,171 Fortrea Holdings, Inc.* 62,069
1,979 Harvard Bioscience, Inc.* 8,510
55 Illumina, Inc.* 7,550
3,070 IQVIA Holdings, Inc.* 604,022
4,035 Maravai LifeSciences Holdings, Inc., Class A* 40,350
931 Medpace Holdings, Inc.* 225,423
400 Mettler-Toledo International, Inc.* 443,228
1,666 OmniAb, Inc.* 8,647
10,633 Pacific Biosciences of California, Inc.* 88,786
453 Quanterix Corp.* 12,294
1,140 Repligen Corp.* 181,271
1,101 Revvity, Inc. 121,881
9,819 Sotera Health Co.* 147,089
4,279 Thermo Fisher Scientific, Inc. 2,165,901
1,395 Waters Corp.* 382,523
1,121 West Pharmaceutical Services, Inc. 420,610
8,437,932
Machinery ( 2 .6% ):
7,267 3D Systems Corp.* 35,681
4,421 AGCO Corp. 522,916
228 Alamo Group, Inc. 39,412
1,371 Albany International Corp., Class A 118,290
5,503 Allison Transmission Holdings, Inc. 325,007

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Machinery, continued
1,618 Astec Industries, Inc. $ 76,224
2,323 Barnes Group, Inc. 78,912
837 Blue Bird Corp.* 17,870
9,372 Caterpillar, Inc. 2,558,556
1,902 Chart Industries, Inc.* 321,666
468 CIRCOR International, Inc.* 26,091
1,531 Columbus McKinnon Corp. 53,447
707 Commercial Vehicle Group, Inc.* 5,486
1,637 Crane Co. 145,431
1,637 Crane NXT Co. 90,968
3,715 Cummins, Inc. 848,729
4,416 Deere & Co. 1,666,510
5,898 Donaldson Co., Inc. 351,757
471 Douglas Dynamics, Inc. 14,215
4,194 Dover Corp. 585,105
475 Energy Recovery, Inc.* 10,075
1,250 Enerpac Tool Group Corp. 33,037
453 EnPro Industries, Inc. 54,899
2,189 Esab Corp. 153,712
372 ESCO Technologies, Inc. 38,852
2,677 Federal Signal Corp. 159,897
4,041 Flowserve Corp. 160,711
6,755 Fortive Corp. 500,951
1,334 Franklin Electric Co., Inc. 119,033
10,083 Gates Industrial Corp. plc* 117,064
889 Gencor Industries, Inc.* 12,562
606 Gorman-Rupp Co. (The) 19,937
3,035 Graco, Inc. 221,191
2,100 Greenbrier Cos., Inc. (The) 84,000
650 Helios Technologies, Inc. 36,062
2,088 Hillenbrand, Inc. 88,343
490 Hurco Cos., Inc. 10,991
896 Hyster-Yale Materials Handling, Inc., Class A 39,944
1,133 IDEX Corp. 235,687
4,769 Illinois Tool Works, Inc. 1,098,348
7,846 Ingersoll Rand, Inc. 499,947
3,288 ITT, Inc. 321,928
757 John Bean Technologies Corp. 79,591
528 Kadant, Inc. 119,090
4,685 Kennametal, Inc. 116,563
787 L.B. Foster Co., Class A* 14,882
2,617 Lincoln Electric Holdings, Inc. 475,744
221 Lindsay Corp. 26,007
1,300 Luxfer Holdings plc 16,965
1,213 Manitex International, Inc.* 5,665
2,529 Manitowoc Co., Inc. (The)* 38,061
2,181 Middleby Corp. (The)* 279,168
3,769 Mueller Industries, Inc. 283,278
8,698 Mueller Water Products, Inc., Class A 110,291
1,258 NN, Inc.* 2,340
1,023 Nordson Corp. 228,303
158 Omega Flex, Inc. 12,439
1,463 Oshkosh Corp. 139,614
7,012 Otis Worldwide Corp. 563,134
8,160 PACCAR, Inc. 693,763
1,384 Parker-Hannifin Corp. 539,096
1,058 Park-Ohio Holdings Corp. 21,065
7,775 Pentair PLC 503,431
1,666 Proto Labs, Inc.* 43,982
Shares Value
Common Stocks, continued
Machinery, continued
440 RBC Bearings, Inc.* $ 103,017
3,787 REV Group, Inc. 60,592
612 Shyft Group, Inc. (The) 9,162
745 Snap-on, Inc. 190,020
1,832 SPX Technologies, Inc.* 149,125
340 Standex International Corp. 49,535
3,618 Stanley Black & Decker, Inc. 302,392
1,047 Symbotic, Inc.* 35,001
537 Tennant Co. 39,819
3,718 Terex Corp. 214,231
2,371 Timken Co. (The) 174,245
3,046 Titan International, Inc.* 40,908
2,821 Toro Co. (The) 234,425
4,719 Trinity Industries, Inc. 114,908
1,510 Wabash National Corp. 31,891
615 Watts Water Technologies, Inc., Class A 106,284
4,037 Westinghouse Air Brake Technologies Corp. 429,012
4,382 Xylem, Inc. 398,893
18,895,376
Marine Transportation ( 0 .1% ):
3,979 Costamare, Inc. 38,278
1,219 Eagle Bulk Shipping, Inc.^ 51,235
147 Eneti, Inc. 1,482
1,300 Genco Shipping & Trading, Ltd. 18,187
2,793 Kirby Corp.* 231,260
2,141 Matson, Inc. 189,949
530,391
Media ( 1 .3% ):
17,563 Altice U.S.A., Inc., Class A* 57,431
1,413 AMC Networks, Inc., Class A* 16,645
1,200 Boston Omaha Corp., Class A* 19,668
383 Cable One, Inc. 235,790
2,661 Charter Communications, Inc., Class A* 1,170,361
88,422 Comcast Corp., Class A 3,920,632
2,952 comScore, Inc.* 1,812
367 DallasNews Corp. 1,688
12,719 DISH Network Corp., Class A* 74,533
2,931 E.W. Scripps Co. (The), Class A* 16,062
4,792 Entravision Communications Corp., Class A 17,491
6,228 Fox Corp., Class A 194,314
5,999 Fox Corp., Class B 173,251
7,573 Gannett Co, Inc.* 18,554
7,897 Gray Television, Inc. 54,647
5,411 iHeartMedia, Inc., Class A* 17,099
2,014 Integral Ad Science Holding Corp.* 23,947
14,602 Interpublic Group of Cos., Inc. (The) 418,493
1,162 John Wiley & Sons, Inc., Class A 43,192
334 Liberty Broadband Corp., Class A* 30,364
3,041 Liberty Broadband Corp., Class C* 277,704
4,454 Liberty Media Corp.-Liberty SiriusXM* 113,354
9,922 Liberty Media Corp.-Liberty SiriusXM* 252,614
8,352 Magnite, Inc.* 62,974
131 Marchex, Inc., Class B* 190
5,563 New York Times Co. (The), Class A 229,196
13,368 News Corp., Class A 268,162
3,669 News Corp., Class B 76,572
2,735 Nexstar Media Group, Inc. 392,117
6,836 Omnicom Group, Inc. 509,145
445 Paramount Global, Class A^ 7,027

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Media, continued
16,169 Paramount Global, Class B $ 208,580
1,353 Scholastic Corp. 51,603
1,768 Sinclair, Inc. 19,837
26,359 Sirius XM Holdings, Inc.^ 119,143
7,339 Stagwell, Inc.* 34,420
1,890 TechTarget, Inc.* 57,380
7,839 TEGNA, Inc. 114,214
1,103 Thryv Holdings, Inc.* 20,703
4,500 Trade Desk, Inc. (The), Class A* 351,675
5,104 WideOpenWest, Inc.* 39,046
9,711,630
Metals & Mining ( 1 .0% ):
6,731 Alcoa Corp. 195,603
895 Alpha Metallurgical Resources, Inc. 232,458
799 Ampco-Pittsburgh Corp.* 2,102
759 Ascent Industries Co.* 6,732
5,393 ATI, Inc.* 221,922
1,638 Carpenter Technology Corp. 110,090
7,172 Century Aluminum Co.* 51,567
20,801 Cleveland-Cliffs, Inc.* 325,120
18,225 Coeur Mining, Inc.* 40,460
7,303 Commercial Metals Co. 360,841
2,118 Compass Minerals International, Inc. 59,198
13,361 Ferroglobe plc* 69,477
841 Fortitude Gold Corp. 5,029
18,894 Freeport-McMoRan, Inc. 704,557
943 Haynes International, Inc. 43,868
22,580 Hecla Mining Co. 88,288
151 Kaiser Aluminum Corp. 11,364
1,111 Materion Corp. 113,222
1,230 McEwen Mining, Inc.* 7,995
8,393 MP Materials Corp.* 160,306
19,014 Newmont Corp. 702,567
6,812 Nucor Corp. 1,065,056
700 Olympic Steel, Inc. 39,347
2,009 Reliance Steel & Aluminum Co. 526,820
2,355 Royal Gold, Inc. 250,407
2,617 Ryerson Holding Corp. 76,129
1,365 Schnitzer Steel Industries, Inc., Class A 38,015
1,238 Southern Copper Corp. 93,209
8,979 Steel Dynamics, Inc. 962,729
3,673 SunCoke Energy, Inc. 37,281
2,052 TimkenSteel Corp.* 44,570
1,070 Tredegar Corp. 5,789
10,745 United States Steel Corp. 348,998
548 Universal Stainless & Alloy Products, Inc.* 7,184
1,489 Warrior Met Coal, Inc. 76,058
1,732 Worthington Industries, Inc. 107,072
7,191,430
Multi-Utilities ( 0 .6% ):
4,644 Ameren Corp. 347,510
3,250 Avista Corp. 105,202
2,734 Black Hills Corp. 138,313
10,855 CenterPoint Energy, Inc. 291,457
5,446 CMS Energy Corp. 289,237
3,188 Consolidated Edison, Inc. 272,670
10,298 Dominion Energy, Inc. 460,012
3,622 DTE Energy Co. 359,592
8,905 NiSource, Inc. 219,775
Shares Value
Common Stocks, continued
Multi-Utilities, continued
2,336 NorthWestern Corp. $ 112,268
8,305 Public Service Enterprise Group, Inc. 472,638
8,194 Sempra Energy 557,438
305 Unitil Corp. 13,027
5,367 WEC Energy Group, Inc. 432,312
4,071,451
Oil, Gas & Consumable Fuels ( 6 .6% ):
332 Adams Resources & Energy, Inc. 11,185
21,050 Antero Midstream Corp. 252,179
21,868 Antero Resources Corp.* 555,010
4,071 APA Corp. 167,318
1,204 Arch Resources, Inc. 205,475
1,287 Ardmore Shipping Corp. 16,744
6,491 Berry Corp. 53,226
2,994 California Resources Corp. 167,694
4,374 Callon Petroleum Co.* 171,111
600 Centrus Energy Corp., Class A* 34,056
4,619 Cheniere Energy, Inc. 766,569
4,080 Chesapeake Energy Corp. 351,818
40,501 Chevron Corp. 6,829,279
369 Chord Energy Corp. 59,804
1,953 Civitas Resources, Inc. 157,939
7,534 Clean Energy Fuel Corp.* 28,855
9,676 CNX Resources Corp.* 218,484
19,166 Comstock Resources, Inc. 211,401
28,780 ConocoPhillips 3,447,844
2,466 CONSOL Energy, Inc. 258,708
39,767 Coterra Energy, Inc. 1,075,697
5,103 CVR Energy, Inc. 173,655
4,489 Delek US Holdings, Inc. 127,533
2,740 Denbury, Inc.* 268,547
29,134 Devon Energy Corp. 1,389,692
8,048 DHT Holdings, Inc. 82,894
8,118 Diamondback Energy, Inc. 1,257,316
1,758 Dorian LPG, Ltd. 50,507
4,645 DT Midstream, Inc. 245,813
25,752 Enlink Midstream LLC 314,689
13,416 EOG Resources, Inc. 1,700,612
9,674 EQT Corp. 392,571
7,111 Equitrans Midstream Corp. 66,630
86,200 Exxon Mobil Corp. 10,135,396
3,367 Green Plains, Inc.* 101,347
845 Gulfport Energy Corp.* 100,268
4,597 Hess Corp. 703,341
11,760 HF Sinclair Corp. 669,497
2,789 International Seaways, Inc. 125,505
37,129 Kinder Morgan, Inc. 615,599
31,582 Kosmos Energy, Ltd.* 258,341
11,453 Magnolia Oil & Gas Corp., Class A 262,388
13,453 Marathon Oil Corp. 359,868
11,575 Marathon Petroleum Corp. 1,751,761
6,327 Matador Resources Co. 376,330
9,770 Murphy Oil Corp. 443,070
4,420 New Fortress Energy, Inc. 144,888
4,784 Nordic American Tankers, Ltd. 19,710
20,493 Occidental Petroleum Corp. 1,329,586
13,425 ONEOK, Inc. 851,548
13,581 Ovintiv, Inc. 646,048
4,750 Par Pacific Holdings, Inc.* 170,715

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
8,584 PBF Energy, Inc., Class A $ 459,502
7,799 Peabody Energy Corp. 202,696
6,243 Permian Resources Corp. 87,152
10,501 Phillips 66 1,261,695
1,401 PHX Minerals, Inc. 5,100
5,915 Pioneer Natural Resources Co. 1,357,788
6 PrimeEnergy Resources Corp.* 696
17,722 Range Resources Corp. 574,370
1,122 REX American Resources Corp.* 45,688
3,060 Scorpio Tankers, Inc. 165,607
4,935 SFL Corp., Ltd. 55,025
820 SilverBow Resources, Inc.* 29,331
1,508 Sitio Royalties Corp., Class A 36,509
7,642 SM Energy Co. 303,005
42,492 Southwestern Energy Co.* 274,073
3,310 Talos Energy, Inc.* 54,416
2,420 Targa Resources Corp. 207,442
6,407 Teekay Shipping Corp.* 39,531
1,031 Teekay Tankers, Ltd., Class A 42,921
101 Texas Pacific Land Corp. 184,180
10,006 Valero Energy Corp. 1,417,950
609 Vital Energy, Inc.* 33,751
622 Vitesse Energy, Inc. 14,238
9,330 W&T Offshore, Inc.* 40,865
27,092 Williams Cos., Inc. (The) 912,729
3,599 World Kinect Corp. 80,726
48,063,047
Paper & Forest Products ( 0 .1% ):
545 Clearwater Paper Corp.* 19,756
2,520 Glatfelter Corp.* 5,040
4,555 Louisiana-Pacific Corp. 251,755
3,875 Mercer International, Inc. 33,248
2,050 Sylvamo Corp. 90,077
399,876
Passenger Airlines ( 0 .4% ):
5,767 Alaska Air Group, Inc.* 213,840
639 Allegiant Travel Co. 49,114
14,564 American Airlines Group, Inc.* 186,565
1,569 Copa Holdings SA, Class A 139,829
30,124 Delta Air Lines, Inc. 1,114,588
2,340 Frontier Group Holdings, Inc.* 11,326
1,057 Hawaiian Holdings, Inc.* 6,691
15,406 JetBlue Airways Corp.* 70,868
1,602 SkyWest, Inc.* 67,188
13,635 Southwest Airlines Co. 369,099
2,445 Spirit Airlines, Inc. 40,342
16,149 United Airlines Holdings, Inc.* 683,103
2,952,553
Personal Care Products ( 0 .4% ):
4,436 BellRing Brands, Inc.* 182,896
31,189 Coty, Inc., Class A* 342,143
2,944 Edgewell Personal Care Co. 108,810
1,926 elf Beauty, Inc.* 211,533
2,921 Estee Lauder Cos., Inc. (The), Class A 422,231
2,298 Herbalife, Ltd.* 32,149
1,161 Inter Parfums, Inc. 155,969
75,343 Kenvue, Inc. 1,512,887
654 Medifast, Inc. 48,952
Shares Value
Common Stocks, continued
Personal Care Products, continued
1,236 Natures Sunshine Products, Inc.* $ 20,481
1,616 Nu Skin Enterprises, Inc., Class A 34,275
340 United-Guardian, Inc. 2,560
645 USANA Health Sciences, Inc.* 37,804
3,112,690
Pharmaceuticals ( 3 .1% ):
2,030 Aclaris Therapeutics, Inc.* 13,905
2,003 Amphastar Pharmaceuticals, Inc.* 92,118
900 ANI Pharmaceuticals, Inc.* 52,254
300 Arvinas, Inc.* 5,892
379 Assertio Holdings, Inc.* 970
40,413 Bristol-Myers Squibb Co. 2,345,571
4,717 Catalent, Inc.* 214,765
1,180 Collegium Pharmaceutical, Inc.* 26,373
4,216 Corcept Therapeutics, Inc.* 114,865
1,468 Cumberland Pharmaceuticals, Inc.* 2,775
1,054 Cymabay Therapeutics, Inc.* 15,715
20,711 Elanco Animal Health, Inc.* 232,792
9,783 Eli Lilly & Co. 5,254,743
2,317 Harmony Biosciences Holdings, Inc.* 75,928
3,292 Innoviva, Inc.* 42,763
2,090 Jazz Pharmaceuticals plc* 270,530
30,999 Johnson & Johnson 4,828,094
640 Ligand Pharmaceuticals, Inc.* 38,349
30,315 Merck & Co., Inc. 3,120,929
3,567 Nektar Therapeutics* 2,124
9,608 Organon & Co. 166,795
1,467 Pacira BioSciences, Inc.* 45,008
5,568 Perrigo Co. plc 177,898
110,630 Pfizer, Inc. 3,669,597
793 Phibro Animal Health Corp., Class A 10,127
1,580 Prestige Consumer Healthcare, Inc.* 90,360
8,865 Royalty Pharma plc, Class A 240,596
2,134 SIGA Technologies, Inc. 11,203
3,089 Supernus Pharmaceuticals, Inc.* 85,164
923 Taro Pharmaceutical Industries, Ltd.* 34,806
14,776 Viatris, Inc. 145,691
7,254 Zoetis, Inc. 1,262,051
22,690,751
Professional Services ( 1 .5% ):
11,903 Alight, Inc., Class A* 84,392
1,184 ASGN, Inc.* 96,709
7,012 Automatic Data Processing, Inc. 1,686,947
494 Barrett Business Services, Inc. 44,579
3,527 Booz Allen Hamilton Holding Corp. 385,395
2,630 Broadridge Financial Solutions, Inc. 470,901
469 CACI International, Inc., Class A* 147,233
2,664 CBIZ, Inc.* 138,262
3,861 Ceridian HCM Holding, Inc.* 261,969
2,143 Clarivate plc* 14,380
2,464 Concentrix Corp. 197,391
6,347 Conduent, Inc.* 22,088
6,525 CoStar Group, Inc.* 501,707
456 CRA International, Inc. 45,947
1,011 CSG Systems International, Inc. 51,682
10,835 Dun & Bradstreet Holdings, Inc. 108,242
2,013 Equifax, Inc. 368,741
1,590 ExlService Holdings, Inc.* 44,584
715 Exponent, Inc. 61,204

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Professional Services, continued
5,623 First Advantage Corp. $ 77,541
825 Forrester Research, Inc.* 23,843
723 FTI Consulting, Inc.* 128,990
4,350 Genpact, Ltd. 157,470
421 Heidrick & Struggles International, Inc. 10,533
660 Huron Consulting Group, Inc.* 68,746
800 ICF International, Inc. 96,648
614 Insperity, Inc. 59,926
1,539 Jack Henry & Associates, Inc. 232,604
2,389 Jacobs Solutions, Inc. 326,098
5,794 KBR, Inc. 341,498
1,042 Kelly Services, Inc., Class A 18,954
1,395 Kforce, Inc. 83,226
1,797 Korn Ferry 85,250
2,680 Leidos Holdings, Inc. 246,989
1,891 ManpowerGroup, Inc. 138,648
1,840 Maximus, Inc. 137,411
659 Mistras Group, Inc.* 3,592
841 NV5 Global, Inc.* 80,929
5,463 Paychex, Inc. 630,048
917 Paycom Software, Inc. 237,751
713 Paylocity Holding Corp.* 129,552
2,125 Resources Connection, Inc. 31,684
5,278 Robert Half, Inc. 386,772
1,300 Science Applications International Corp. 137,202
5,970 SS&C Technologies Holdings, Inc. 313,664
4,296 TransUnion 308,410
1,196 TriNet Group, Inc.* 139,310
1,029 TrueBlue, Inc.* 15,095
2,127 TTEC Holdings, Inc. 55,770
4,143 Verisk Analytics, Inc. 978,742
7,657 Verra Mobility Corp.* 143,186
633 Willdan Group, Inc.* 12,932
10,571,367
Real Estate Management & Development ( 0 .2% ):
3,814 Anywhere Real Estate, Inc.* 24,524
6,511 CBRE Group, Inc., Class A* 480,902
15,717 Cushman & Wakefield plc* 119,764
1,626 Douglas Elliman, Inc. 3,675
1,163 eXp World Holdings, Inc. 18,887
2,407 Forestar Group, Inc.* 64,845
232 FRP Holdings, Inc.* 12,521
1,569 Howard Hughes Holdings, Inc.* 116,310
1,776 Jones Lang LaSalle, Inc.* 250,736
7,959 Kennedy-Wilson Holdings, Inc. 117,316
2,533 Marcus & Millichap, Inc. 74,318
10,029 Newmark Group, Inc. 64,486
997 Rafael Holdings, Inc., Class B* 1,894
910 RE/MAX Holdings, Inc., Class A 11,775
357 RMR Group, Inc. (The), Class A 8,754
1,857 St Joe Co. (The) 100,891
1,447 Tejon Ranch Co.* 23,470
1,463 Zillow Group, Inc., Class A* 65,528
4,043 Zillow Group, Inc., Class C* 186,625
1,747,221
Semiconductors & Semiconductor Equipment ( 5 .5% ):
17,619 Advanced Micro Devices, Inc.* 1,811,586
5,662 Allegro MicroSystems, Inc.* 180,844
1,120 Alpha & Omega Semiconductor, Ltd.* 33,421
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
1,283 Ambarella, Inc.* $ 68,038
15,177 Amkor Technology, Inc. 343,000
6,548 Analog Devices, Inc. 1,146,489
14,511 Applied Materials, Inc. 2,009,048
1,575 Axcelis Technologies, Inc.* 256,804
1,701 AXT, Inc.* 4,082
7,233 Broadcom, Inc. 6,007,585
437 CEVA, Inc.* 8,473
2,615 Cirrus Logic, Inc.* 193,405
2,261 Cohu, Inc.* 77,869
1,551 Diodes, Inc.* 122,281
2,467 Enphase Energy, Inc.* 296,410
1,826 Entegris, Inc. 171,480
1,929 First Solar, Inc.* 311,707
3,423 FormFactor, Inc.* 119,600
448 GLOBALFOUNDRIES, Inc.* 26,069
1,314 GSI Technology, Inc.* 3,561
948 Ichor Holdings, Ltd.* 29,350
56,608 Intel Corp. 2,012,414
2,424 KLA Corp. 1,111,792
2,536 Kulicke & Soffa Industries, Inc. 123,326
3,439 Lam Research Corp. 2,155,462
2,460 Lattice Semiconductor Corp.* 211,388
2,876 MACOM Technology Solutions Holdings, Inc.* 234,624
9,830 Marvell Technology, Inc. 532,098
2,503 MaxLinear, Inc., Class A* 55,692
9,258 Microchip Technology, Inc. 722,587
14,922 Micron Technology, Inc. 1,015,144
565 Monolithic Power Systems, Inc. 261,030
150 NVE Corp. 12,321
22,704 NVIDIA Corp. 9,876,013
4,964 NXP Semiconductors NV 992,403
14,477 ON Semiconductor Corp.* 1,345,637
2,020 Onto Innovation, Inc.* 257,590
1,438 PDF Solutions, Inc.* 46,591
2,358 Photronics, Inc.* 47,655
2,400 Power Integrations, Inc. 183,144
3,475 Qorvo, Inc.* 331,758
18,263 QUALCOMM, Inc. 2,028,289
3,254 Rambus, Inc.* 181,541
2,303 Semtech Corp.* 59,302
656 Silicon Laboratories, Inc.* 76,024
3,390 Skyworks Solutions, Inc. 334,220
1,050 SMART Global Holdings, Inc.* 25,568
744 SolarEdge Technologies, Inc.* 96,355
834 Synaptics, Inc.* 74,593
2,626 Teradyne, Inc. 263,808
12,837 Texas Instruments, Inc. 2,041,211
1,851 Ultra Clean Holdings, Inc.* 54,919
1,085 Universal Display Corp. 170,334
1,442 Veeco Instruments, Inc.* 40,535
2,493 Wolfspeed, Inc.* 94,983
40,291,453
Software ( 7 .5% ):
2,814 A10 Networks, Inc. 42,294
5,558 ACI Worldwide, Inc.* 125,388
4,656 Adeia, Inc. 49,726
3,717 Adobe, Inc.* 1,895,298
436 Agilysys, Inc.* 28,846

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Software, continued
695 Alarm.com Holdings, Inc.* $ 42,492
583 Altair Engineering, Inc., Class A* 36,472
1,009 American Software, Inc., Class A 11,563
1,210 ANSYS, Inc.* 360,036
1,357 AppLovin Corp., Class A* 54,226
591 Aspen Technology, Inc.* 120,718
596 Atlassian Corp., Class A* 120,100
3,435 Autodesk, Inc.* 710,736
2,272 Aware, Inc.* 3,135
5,443 Bentley Systems, Inc., Class B 273,021
2,047 BILL Holdings, Inc.* 222,243
2,195 Blackbaud, Inc.* 154,352
4,589 Box, Inc., Class A* 111,100
3,934 Cadence Design Systems, Inc.* 921,736
6,884 CCC Intelligent Solutions Holdings, Inc.* 91,901
2,772 Cerence, Inc.* 56,466
1,830 Cognyte Software, Ltd.* 8,802
838 CommVault Systems, Inc.* 56,657
4,325 Confluent, Inc., Class A* 128,063
491 Consensus Cloud Solutions, Inc.* 12,363
1,921 Crowdstrike Holdings, Inc., Class A* 321,537
2,012 Datadog, Inc., Class A* 183,273
4,872 Digital Turbine, Inc.* 29,476
3,037 DocuSign, Inc.* 127,554
2,077 Dolby Laboratories, Inc., Class A 164,623
2,382 DoubleVerify Holdings, Inc.* 66,577
10,270 Dropbox, Inc., Class A* 279,652
3,831 Dynatrace, Inc.* 179,023
2,146 E2open Parent Holdings, Inc.* 9,743
1,380 Ebix, Inc. 13,634
3,059 EngageSmart, Inc.* 55,031
1,707 Envestnet, Inc.* 75,159
429 Everbridge, Inc.* 9,618
237 Fair Isaac Corp.* 205,842
10,912 Fortinet, Inc.* 640,316
5,936 Freshworks, Inc., Class A* 118,245
19,639 Gen Digital, Inc. 347,218
1,056 Gitlab, Inc., Class A* 47,752
2,480 Guidewire Software, Inc.* 223,200
425 HubSpot, Inc.* 209,312
1,949 Informatica, Inc., Class A* 41,065
1,354 InterDigital, Inc. 108,645
2,540 Intuit, Inc. 1,297,788
3,554 Jamf Holding Corp.* 62,764
3,557 Jfrog, Ltd.* 90,206
3,815 LiveRamp Holdings, Inc.* 110,025
1,888 Manhattan Associates, Inc.* 373,182
9,761 Matterport, Inc.* 21,181
102,070 Microsoft Corp. 32,228,603
4,817 N-able, Inc.* 62,139
9,235 NCR Corp.* 249,068
3,994 Olo, Inc., Class A* 24,204
879 OneSpan, Inc.* 9,449
26,522 Oracle Corp. 2,809,210
35,970 Palantir Technologies, Inc., Class A* 575,520
4,049 Palo Alto Networks, Inc.* 949,248
5,963 PowerSchool Holdings, Inc.* 135,122
1,540 Procore Technologies, Inc.* 100,593
1,843 Progress Software Corp. 96,905
Shares Value
Common Stocks, continued
Software, continued
1,556 PTC, Inc.* $ 220,454
389 Q2 Holdings, Inc.* 12,553
482 Qualys, Inc.* 73,529
468 Roper Technologies, Inc. 226,643
10,774 Salesforce, Inc.* 2,184,752
1,627 Samsara, Inc., Class A* 41,017
1,200 Sapiens International Corp. NV 34,116
975 ServiceNow, Inc.* 544,986
5,655 SolarWinds Corp.* 53,383
3,127 Splunk, Inc.* 457,324
347 SPS Commerce, Inc.* 59,202
2,279 Synchronoss Technologies, Inc.* 2,188
1,411 Synopsys, Inc.* 647,607
3,307 Teradata Corp.* 148,881
627 Tyler Technologies, Inc.* 242,110
1,729 UiPath, Inc., Class A* 29,583
537 Unity Software, Inc.* 16,856
1,022 Verint Systems, Inc.* 23,496
1,088 Vertex, Inc., Class A* 25,133
1,567 VMware, Inc., Class A* 260,874
1,378 Workday, Inc., Class A* 296,063
1,862 Xperi, Inc.* 18,359
2,885 Zoom Video Communications, Inc., Class A* 201,777
1,188 Zscaler, Inc.* 184,841
54,295,163
Specialty Retail ( 2 .3% ):
893 1-800-Flowers.com, Inc., Class A* 6,251
1,093 Aaron's Co., Inc. (The) 11,444
2,382 Abercrombie & Fitch Co., Class A* 134,273
4,611 Academy Sports & Outdoors, Inc. 217,962
3,501 Advance Auto Parts, Inc. 195,811
10,666 American Eagle Outfitters, Inc. 177,162
200 America's Car-Mart, Inc.* 18,198
793 Asbury Automotive Group, Inc.* 182,446
2,911 AutoNation, Inc.* 440,725
34 AutoZone, Inc.* 86,360
3,164 Barnes & Noble Education, Inc.* 3,449
6,125 Bath & Body Works, Inc. 207,025
8,632 Best Buy Co., Inc. 599,665
1,657 Big 5 Sporting Goods Corp. 11,616
969 Boot Barn Holdings, Inc.* 78,673
2,908 Buckle, Inc. (The) 97,098
583 Build-A-Bear Workshop, Inc. 17,146
1,747 Burlington Stores, Inc.* 236,369
2,280 Caleres, Inc. 65,573
3,853 CarMax, Inc.* 272,523
1,339 Carvana Co.* 56,211
1,987 Cato Corp. (The), Class A 15,220
1,979 Chewy, Inc., Class A* 36,137
7,822 Chico's FAS, Inc.* 58,509
501 Children's Place, Inc. (The)* 13,542
566 Citi Trends, Inc.* 12,577
1,572 Conn's, Inc.* 6,209
3,425 Designer Brands, Inc., Class A 43,361
3,630 Destination XL Group, Inc.* 16,262
2,689 Dick's Sporting Goods, Inc. 291,972
1,082 Five Below, Inc.* 174,094
3,446 Floor & Decor Holdings, Inc., Class A* 311,863
5,197 Foot Locker, Inc. 90,168

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Specialty Retail, continued
1,792 GameStop Corp., Class A*^ $ 29,496
20,327 Gap, Inc. (The) 216,076
435 Genesco, Inc.* 13,407
630 Group 1 Automotive, Inc. 169,287
2,846 Guess?, Inc. 61,587
583 Haverty Furniture Cos., Inc. 16,779
499 Hibbett, Inc. 23,708
12,590 Home Depot, Inc. (The) 3,804,194
1,642 Lands' End, Inc.* 12,266
7,985 Leslie's, Inc.* 45,195
1,881 Lithia Motors, Inc. 555,516
7,296 Lowe's Cos., Inc. 1,516,401
527 MarineMax, Inc.* 17,296
1,792 Monro, Inc. 49,764
451 Murphy U.S.A., Inc. 154,120
4,509 National Vision Holdings, Inc.* 72,956
2,592 ODP Corp. (The)* 119,621
783 O'Reilly Automotive, Inc.* 711,637
1,432 Overstock.com, Inc.* 22,654
2,891 Penske Automotive Group, Inc. 482,970
11,500 Petco Health & Wellness Co., Inc.* 47,035
588 PetMed Express, Inc. 6,027
1,458 Revolve Group, Inc.* 19,843
58 RH* 15,333
6,984 Ross Stores, Inc. 788,843
6,562 Sally Beauty Holdings, Inc.* 54,990
1,200 Shoe Carnival, Inc. 28,836
2,488 Signet Jewelers, Ltd. 178,663
472 Sleep Number Corp.* 11,606
844 Sonic Automotive, Inc., Class A 40,309
1,606 Sportsman's Warehouse Holdings, Inc.* 7,211
4,730 Stitch Fix, Inc., Class A* 16,319
854 Tilly's, Inc., Class A* 6,934
18,326 TJX Cos., Inc. (The) 1,628,815
2,853 Tractor Supply Co. 579,302
1,249 Ulta Beauty, Inc.* 498,913
3,729 Upbound Group, Inc. 109,819
5,247 Urban Outfitters, Inc.* 171,524
2,580 Valvoline, Inc. 83,179
4,115 Victoria's Secret & Co.* 68,638
612 Wayfair, Inc., Class A* 37,069
2,246 Williams-Sonoma, Inc. 349,028
75 Winmark Corp. 27,985
729 Zumiez, Inc.* 12,976
17,070,021
Technology Hardware, Storage & Peripherals ( 5 .6% ):
214,689 Apple, Inc. 36,756,904
728 AstroNova, Inc.* 9,100
1,682 Avid Technology, Inc.* 45,195
1,091 Corsair Gaming, Inc.* 15,852
5,212 Dell Technologies, Inc., Class C 359,107
31,513 Hewlett Packard Enterprise Co. 547,381
18,499 HP, Inc. 475,424
6,675 NetApp, Inc. 506,499
7,340 Pure Storage, Inc., Class A* 261,451
3,876 Seagate Technology Holdings plc 255,622
3,380 Stratasys, Ltd.* 46,002
2,962 Super Micro Computer, Inc.* 812,240
7,504 Western Digital Corp.* 342,408
Shares Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
8,831 Xerox Holdings Corp. $ 138,558
40,571,743
Textiles, Apparel & Luxury Goods ( 0 .8% ):
7,561 Capri Holdings, Ltd.* 397,784
2,487 Carter's, Inc. 171,976
2,680 Columbia Sportswear Co. 198,588
3,185 Crocs, Inc.* 281,012
810 Culp, Inc.* 4,520
731 Deckers Outdoor Corp.* 375,800
1,494 Fossil Group, Inc.* 3,078
2,480 G-III Apparel Group, Ltd.* 61,802
16,912 Hanesbrands, Inc. 66,971
2,195 Kontoor Brands, Inc. 96,382
5,738 Levi Strauss & Co., Class A 77,922
1,991 Lululemon Athletica, Inc.* 767,749
1,088 Movado Group, Inc. 29,757
18,010 NIKE, Inc., Class B 1,722,116
1,020 Oxford Industries, Inc. 98,053
3,089 PVH Corp. 236,339
2,424 Ralph Lauren Corp. 281,402
570 Rocky Brands, Inc. 8,379
5,568 Skechers U.S.A., Inc., Class A* 272,554
4,232 Steven Madden, Ltd. 134,451
700 Superior Group of Cos., Inc. 5,446
14,393 Tapestry, Inc. 413,799
10,508 Under Armour, Inc., Class A* 71,980
12,274 Under Armour, Inc., Class C* 78,308
1,027 Unifi, Inc.* 7,292
802 Vera Bradley, Inc.* 5,301
16,991 VF Corp. 300,231
4,439 Wolverine World Wide, Inc. 35,778
6,204,770
Tobacco ( 0 .4% ):
24,389 Altria Group, Inc. 1,025,558
19,333 Philip Morris International, Inc. 1,789,849
1,286 Universal Corp. 60,712
7,266 Vector Group, Ltd. 77,310
2,953,429
Trading Companies & Distributors ( 0 .9% ):
5,434 Air Lease Corp. 214,154
1,661 Applied Industrial Technologies, Inc. 256,807
4,247 Beacon Roofing Supply, Inc.* 327,741
424 BlueLinx Holdings, Inc.* 34,806
1,071 Boise Cascade Co. 110,356
4,200 Core & Main, Inc., Class A* 121,170
644 DXP Enterprises, Inc.* 22,501
11,997 Fastenal Co. 655,516
1,483 GATX Corp. 161,395
977 Global Industrial Co. 32,730
1,243 GMS, Inc.* 79,515
1,547 H&E Equipment Services, Inc. 66,815
1,628 Herc Holdings, Inc. 193,634
2,780 Hudson Technologies, Inc.* 36,974
730 McGrath RentCorp 73,175
2,381 MRC Global, Inc.* 24,405
1,669 MSC Industrial Direct Co., Inc. 163,812
6,303 NOW, Inc.* 74,817
3,756 Rush Enterprises, Inc., Class A 153,357

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Trading Companies & Distributors, continued
547 Rush Enterprises, Inc., Class B $ 24,774
1,560 SiteOne Landscape Supply, Inc.* 254,982
2,757 Textainer Group Holdings, Ltd. 102,698
1,803 Titan Machinery, Inc.* 47,924
173 Transcat, Inc.* 16,949
3,921 Triton International, Ltd. 323,773
3,139 United Rentals, Inc. 1,395,505
947 Veritiv Corp. 159,948
1,345 W.W. Grainger, Inc. 930,525
1,000 Watsco, Inc. 377,720
84 Watsco, Inc., Class B 31,559
1,596 WESCO International, Inc. 229,537
6,699,574
Water Utilities ( 0 .1% ):
830 American States Water Co. 65,304
3,287 American Water Works Co., Inc. 407,029
491 Artesian Resources Corp., Class A 20,617
2,255 California Water Service Group 106,684
5,702 Essential Utilities, Inc. 195,750
355 Middlesex Water Co. 23,519
669 Pure Cycle Corp.* 6,423
626 SJW Group 37,629
372 York Water Co. (The) 13,946
876,901
Wireless Telecommunication Services ( 0 .2% ):
5,179 Gogo, Inc.* 61,785
1,333 Shenandoah Telecommunications Co. 27,473
1,649 Spok Holdings, Inc. 23,531
7,440 Telephone and Data Systems, Inc. 136,226
8,855 T-Mobile US, Inc. 1,240,143
1,151 United States Cellular Corp.*^ 49,459
1,538,617
Total Common Stocks (Cost $576,223,220) 722,800,520
Preferred Stock ( 0 .0%
†
):
Trading Companies & Distributors ( 0 .0%
†
):
1,076 WESCO International, Inc., Series A, 1.42% 28,417
Total Preferred Stock (Cost $28,514) 28,417
Rights ( 0 .0%
†
):
Biotechnology ( 0 .0%
†
):
900 Chinook Therapeutics CVR, Expires on 1/1/26* 351
Energy Equipment & Services ( 0 .0%
†
):
2,344 Resolute Fst CVR, Expires on 1/1/26* 1,248
Health Care Equipment & Supplies ( 0 .0%
†
):
278 ABIOMED, Inc. CVR, Expires on 1/2/26* 4,339
Health Care Providers & Services ( 0 .0%
†
):
3,743 Achillion Pharm CVR, Expires on 1/29/49* 1,011
Household Products ( 0 .0%
†
):
2,126 Spectrum - Crv CVR, Expires on 1/1/26* 33
Trading Companies & Distributors ( 0 .0%
†
):
79 Communications Systems I CVR, Expires on 1/1/29* 249
Total Rights (Cost $–) 7,231
Shares Value
Short-Term Security Held as Collateral for Securities on Loan
( 0 .1% ):
$ 863,036 BlackRock Liquidity FedFund, Institutional Class,
4.36%(b)(c) $ 863,036
Total Short-Term Security Held as Collateral for Securities on Loan
(Cost $863,036) 863,036
Unaffiliated Investment Company ( 0 .4% ):
Money Markets ( 0 .4% ):
2,919,097 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 5.24%(c) 2,919,097
Total Unaffiliated Investment Company (Cost $2,919,097) 2,919,097
Total Investment Securities
(Cost $580,033,867) — 100.1% 726,618,301
Net other assets (liabilities) — (0.1)% (877,949)
Net Assets — 100.0% $ 725,740,352

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of September 30, 2023 .
CVR - Contingency Valued Rights
^ This security or a partial position of this security was on loan as of September 30, 2023. The total value of securities on loan as of September 30, 2023 was $839,320.
† Represents less than 0.05%.
* Non-income producing security.
(a) Security was valued using significant unobservable inputs as of September 30, 2023.
(b) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2023.
(c) The rate represents the effective yield at September 30, 2023.
Amounts shown as “—“ are either $0 or round to less than $1.

AZL DFA U.S. Small Cap Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks ( 100 .1% ):
Aerospace & Defense ( 1 .4% ):
3,610 AAR Corp.* $ 214,903
2,828 AeroVironment, Inc.* 315,407
1,066 AerSale Corp.* 15,926
2,475 Astronics Corp.* 39,253
392 Astronics Corp., Class B* 6,123
6,460 BWX Technologies, Inc. 484,371
1,341 Cadre Holdings, Inc. 35,738
906 Curtiss-Wright Corp. 177,241
1,538 Ducommun, Inc.* 66,918
4,744 Hexcel Corp. 309,024
1,976 Innovative Solutions & Support, Inc. 15,018
2,977 Kaman Corp., Class A 58,498
12,407 Kratos Defense & Security Solutions, Inc.* 186,353
2,680 Mercury Systems, Inc.* 99,401
3,061 Moog, Inc., Class A 345,771
984 National Presto Industries, Inc. 71,301
3,369 Park Aerospace Corp., Class C 52,321
4,030 Parsons Corp.* 219,030
4,524 Triumph Group, Inc.* 34,654
759 V2X, Inc.* 39,210
682 Woodward, Inc. 84,745
2,871,206
Air Freight & Logistics ( 0 .3% ):
738 Air T, Inc.* 16,494
6,452 Air Transport Services Group, Inc.* 134,653
2,327 Forward Air Corp. 159,958
1,052 GXO Logistics, Inc.* 61,700
2,875 Hub Group, Inc., Class A* 225,803
6,342 Radiant Logistics, Inc.* 35,832
634,440
Automobile Components ( 1 .9% ):
9,203 Adient plc* 337,750
12,836 American Axle & Manufacturing Holdings, Inc.* 93,189
151 Autoliv, Inc. 14,568
2,031 Cooper-Standard Holdings, Inc.* 27,256
13,851 Dana, Inc. 203,194
3,131 Dorman Products, Inc. 237,205
4,077 Fox Factory Holding Corp.* 403,949
3,895 Garrett Motion, Inc.* 30,693
570 Gentex Corp. 18,548
3,351 Gentherm, Inc.* 181,825
29,434 Goodyear Tire & Rubber Co. (The)* 365,865
7,274 Harley-Davidson, Inc. 240,478
2,454 LCI Industries 288,149
5,653 Modine Manufacturing Co.* 258,625
1,578 Motorcar Parts of America, Inc.* 12,766
1,849 Patrick Industries, Inc. 138,786
2,719 Standard Motor Products, Inc. 91,413
3,353 Stoneridge, Inc.* 67,295
2,799 Thor Industries, Inc. 266,269
2,565 Visteon Corp.* 354,149
2,959 Winnebago Industries, Inc. 175,913
1,503 XPEL, Inc.* 115,896
3,923,781
Banks ( 9 .6% ):
2,374 1st Source Corp. 99,922
410 ACNB Corp. 12,960
Shares Value
Common Stocks, continued
Banks, continued
600 Amalgamated Financial Corp. $ 10,332
2,183 Amerant Bancorp, Inc. 38,072
939 American National Bankshares, Inc. 35,626
7,171 Ameris Bancorp 275,295
1,100 Ames National Corp. 18,249
1,879 Arrow Financial Corp. 31,981
12,847 Associated Banc-Corp. 219,812
7,680 Atlantic Union Bankshares Corp. 221,030
13 Auburn National Bancorp, Inc. 281
5,181 Axos Financial, Inc.* 196,153
5,753 Banc of California, Inc. 71,222
2,869 BancFirst Corp. 248,828
3,925 Bancorp, Inc. (The)* 135,413
4,218 Bank of Hawaii Corp.^ 209,592
2,100 Bank of Marin Bancorp 38,388
2,482 Bank of NT Butterfield & Son, Ltd. (The) 67,213
11,753 Bank OZK 435,684
2,838 BankFinancial Corp. 24,464
7,570 BankUnited, Inc. 171,839
2,106 Banner Corp. 89,252
872 Bar Harbor Bankshares 20,605
1,944 BayCom Corp. 37,344
595 BCB Bancorp, Inc. 6,628
4,593 Berkshire Hills Bancorp, Inc. 92,090
2,284 Blue Foundry Bancorp* 19,117
4,211 BOK Financial Corp. 336,796
2,024 Bridgewater Bancshares, Inc.* 19,188
5,008 Brookline Bancorp, Inc. 45,623
667 Business First Bancshares, Inc. 12,513
2,546 Byline Bancorp, Inc. 50,182
227 C&F Financial Corp. 12,167
18,722 Cadence Bank 397,281
436 Cambridge Bancorp 27,158
2,138 Camden National Corp. 60,334
2,243 Capital City Bank Group, Inc. 66,909
7,770 Capitol Federal Financial, Inc. 37,063
700 Capstar Financial Holdings, Inc. 9,933
7,671 Cathay General Bancorp 266,644
1,822 Central Pacific Financial Corp. 30,391
966 Central Valley Community Bancorp 13,630
668 Chemung Financial Corp.^ 26,459
2,124 Citizens & Northern Corp. 37,276
280 Citizens Community Bancorp, Inc. 2,688
718 Citizens Holding Co. 7,474
1,571 City Holding Co. 141,940
822 Civista Bancshares, Inc. 12,741
2,204 CNB Financial Corp. 39,914
573 Coastal Financial Corp.* 24,587
85 Codorus Valley Bancorp, Inc. 1,584
56 Colony Bankcorp, Inc. 560
13,411 Columbia Banking System, Inc. 272,243
9,398 Columbia Financial, Inc.* 147,643
740 Commerce Bancshares, Inc. 35,505
2,562 Community Bank System, Inc. 108,142
2,074 Community Trust Bancorp, Inc. 71,055
525 Community West Bancshares 6,820
4,676 ConnectOne Bancorp, Inc. 83,373
4,772 CrossFirst Bankshares, Inc.* 48,150
3,496 Customers Bancorp, Inc.* 120,437

AZL DFA U.S. Small Cap Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Banks, continued
6,743 CVB Financial Corp. $ 111,732
2,220 Dime Community Bancshares, Inc. 44,311
609 Eagle Bancorp Montana, Inc. 7,198
3,312 Eagle Bancorp, Inc. 71,042
2,687 Eastern Bankshares, Inc. 33,695
759 Enterprise Bancorp, Inc. 20,781
2,149 Enterprise Financial Services Corp. 80,588
1,888 Equity Bancshares, Inc., Class A 45,444
1,537 ESSA Bancorp, Inc. 23,070
2,582 Farmers National Banc Corp. 29,848
2,391 FB Financial Corp. 67,809
2,566 Financial Institutions, Inc. 43,186
1,555 First Bancorp, Inc. (The) 36,543
19,196 First BanCorp/Puerto Rico 258,378
3,627 First Bancorp/Southern Pines NC 102,064
3,288 First Bancshares, Inc. (The) 88,677
726 First Bank 7,826
5,592 First Busey Corp. 107,478
1,453 First Business Financial Services, Inc. 43,605
242 First Capital, Inc. 6,510
4,622 First Commonwealth Financial Corp. 56,435
2,238 First Community Bankshares 65,909
9,894 First Financial Bancorp 193,922
5,933 First Financial Bankshares, Inc. 149,037
1,672 First Financial Corp. 56,530
1,717 First Financial Northwest, Inc. 21,840
2,543 First Foundation, Inc. 15,461
6,483 First Hawaiian, Inc. 117,018
402 First Internet BanCorp 6,516
9,316 First Interstate BancSystem, Inc., Class A 232,341
3,081 First Merchants Corp. 85,713
1,114 First Mid Bancshares, Inc. 29,588
2,923 First of Long Island Corp. (The) 33,644
84 First Savings Financial Group, Inc. 1,256
234 First United Corp. 3,797
908 First US Bancshares, Inc. 7,763
1,446 Five Star Bancorp 29,007
3,754 Flushing Financial Corp. 49,290
34,418 FNB Corp. 371,370
1,506 FS Bancorp, Inc. 44,427
18,044 Fulton Financial Corp. 218,513
2,039 German American Bancorp, Inc. 55,237
11,466 Glacier Bancorp, Inc. 326,781
1,038 Great Southern Bancorp, Inc. 49,741
440 Guaranty Bancshares, Inc. 12,624
8,748 Hancock Whitney Corp. 323,589
3,857 Hanmi Financial Corp. 62,599
5,211 HarborOne Bancorp, Inc. 49,609
45 Hawthorn Bancshares, Inc. 731
1,822 HBT Financial, Inc. 33,233
4,161 Heartland Financial U.S.A., Inc. 122,458
4,560 Heritage Financial Corp. 74,374
4,406 Hertiage Commerce Corp. 37,319
4,106 Hilltop Holdings, Inc. 116,446
150 Hingham Institution for Savings (The)^ 28,013
629 HMN Financial, Inc. 12,033
973 Home Bancorp, Inc. 31,010
17,823 Home BancShares, Inc. 373,214
86 Home Federal Bancorp, Inc. of Louisiana 1,303
Shares Value
Common Stocks, continued
Banks, continued
2,273 HomeStreet, Inc. $ 17,707
2,317 Hometrust Bancshares, Inc. 50,209
12,058 Hope Bancorp, Inc. 106,713
5,857 Horizon Bancorp, Inc. 62,553
869 IF Bancorp, Inc. 12,939
2,325 Independent Bank Corp. 114,134
1,306 Independent Bank Corp. 23,952
4,333 Independent Bank Group, Inc. 171,370
5,945 International Bancshares Corp. 257,656
8,307 Kearny Financial Corp. 57,568
390 Kentucky First Federal Bancorp 2,005
4,232 Lakeland Bancorp, Inc. 53,408
1,608 Lakeland Financial Corp. 76,316
997 Landmark Bancorp, Inc. 18,145
1,512 LCNB Corp. 21,576
4,363 Live Oak Bancshares, Inc. 126,309
3,446 Luther Burbank Corp. 28,946
3,707 Macatawa Bank Corp. 33,215
2,078 Mercantile Bank Corp. 64,231
400 Metropolitan Bank Holding Corp.* 14,512
782 Mid Penn Bancorp, Inc. 15,742
2,497 Midland States BanCorp, Inc. 51,288
2,171 MidWestone Financial Group, Inc. 44,136
300 MVB Financial Corp. 6,774
3,634 National Bank Holdings Corp., Class A 108,148
769 National Bankshares, Inc. 19,256
4,832 NBT Bancorp, Inc. 153,126
23,943 New York Community Bancorp, Inc. 271,514
679 Nicolet Bankshares, Inc. 47,381
822 Northeast Bank 36,250
6,156 Northfield Bancorp, Inc. 58,174
657 Northrim Bancorp, Inc. 26,030
13,094 Northwest Bancshares, Inc. 133,952
609 Norwood Financial Corp. 15,688
3,132 Oceanfirst Financial Corp. 45,320
4,849 OFG Bancorp 144,791
183 Ohio Valley Banc Corp. 4,474
4,466 Old National Bancorp 64,936
1,004 Old Point Financial Corp. 18,333
3,314 Old Second Bancorp, Inc. 45,104
2,466 Origin Bancorp, Inc. 71,193
1,846 Orrstown Financial Services, Inc. 38,784
10,027 Pacific Premier Bancorp, Inc. 218,188
6,187 PacWest Bancorp 48,939
1,210 Park National Corp. 114,369
1,636 Parke Bancorp, Inc. 26,650
1,842 Pathward Financial, Inc. 84,898
1,140 Peapack-Gladstone Financial Corp. 29,241
478 Penns Woods Bancorp, Inc. 10,076
434 Peoples Bancorp of North Carolina, Inc. 9,756
4,279 Peoples Bancorp, Inc. 108,601
488 Peoples Financial Services Corp. 19,569
4,556 Pinnacle Financial Partners, Inc. 305,434
4,363 Popular, Inc. 274,913
1,407 Preferred Bank 87,586
4,368 Premier Financial Corp. 74,518
2,309 Primis Financial Corp. 18,818
1,001 Prosperity Bancshares, Inc. 54,635
1,677 Provident Financial Holdings, Inc. 21,952

AZL DFA U.S. Small Cap Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Banks, continued
3,721 Provident Financial Services, Inc. $ 56,894
1,518 QCR Holdings, Inc. 73,653
351 RBB Bancorp 4,486
5,730 Renasant Corp. 150,069
2,023 Republic Bancorp, Inc., Class A 89,113
1,982 Riverview Bancorp, Inc. 11,020
4,279 S&T Bancorp, Inc. 115,875
4,833 Sandy Spring Bancorp, Inc. 103,571
579 SB Financial Group, Inc. 7,944
4,000 Seacoast Banking Corp of Florida 87,840
5,438 ServisFirst Bancshares, Inc. 283,700
2,960 Shore Bancshares, Inc. 31,139
1,997 Sierra Bancorp 37,863
13,368 Simmons First National Corp., Class A 226,721
1,252 Southern First Bancshares, Inc.* 33,729
707 Southern Missouri Bancorp, Inc. 27,354
3,030 Southside Bancshares, Inc. 86,961
3,541 SouthState Corp. 238,522
5,030 Stellar Bancorp, Inc. 107,240
1,053 Sterling Bancorp, Inc.* 6,150
2,985 Stock Yards Bancorp, Inc. 117,281
682 Summit Financial Group, Inc. 15,372
1,323 Summit State Bank 21,790
3,508 Synovus Financial Corp. 97,522
1,409 Territorial Bancorp, Inc. 12,808
2,562 Texas Capital Bancshares, Inc.* 150,902
491 Timberland Bancorp, Inc. 13,306
694 Tompkins Financial Corp. 33,999
7,395 Towne Bank 169,567
1,824 TriCo Bancshares 58,423
2,060 Triumph Financial, Inc.* 133,467
2,210 TrustCo. Bank Corp. 60,311
6,543 Trustmark Corp. 142,179
2,644 UMB Financial Corp. 164,060
249 Union Bankshares, Inc. 5,578
450 United Bancshares, Inc. 7,920
13,406 United Bankshares, Inc. 369,872
10,718 United Community Banks, Inc. 272,344
916 United Security Bancshares 6,815
42 Unity Bancorp, Inc. 984
2,426 Univest Financial Corp. 42,164
18,424 Valley National Bancorp 157,709
1,563 Veritex Holdings, Inc. 28,056
7,052 Washington Federal, Inc. 180,672
2,313 Washington Trust Bancorp, Inc. 60,901
5,051 WesBanco, Inc. 123,345
1,569 West BanCorp, Inc. 25,590
1,354 Westamerica BanCorp 58,561
3,525 Western New England BanCorp, Inc. 22,877
5,944 Wintrust Financial Corp. 448,772
6,471 WSFS Financial Corp. 236,192
35 WVS Financial Corp. 431
19,392,886
Beverages ( 0 .6% ):
943 Boston Beer Co., Inc. (The), Class A* 367,327
706 Coca-Cola Consolidated, Inc. 449,242
2,226 MGP Ingredients, Inc. 234,798
2,943 National Beverage Corp.* 138,380
Shares Value
Common Stocks, continued
Beverages, continued
985 Willamette Valley Vineyards, Inc.* $ 5,782
1,195,529
Biotechnology ( 2 .4% ):
2,535 4D Molecular Therapeutics, Inc.* 32,271
1,733 AC Immune SA* 4,939
900 Adicet Bio, Inc.* 1,233
8,156 ADMA Biologics, Inc.* 29,198
3,308 Adverum Biotechnologies, Inc.* 4,962
5,690 Agios Pharmaceuticals, Inc.* 140,828
325 Akero Therapeutics, Inc.* 16,438
4,660 Aldeyra Therapeutics, Inc.* 31,129
16,177 Alkermes plc* 453,118
2,613 Allogene Therapeutics, Inc.* 8,283
3,616 AnaptysBio, Inc.* 64,943
2,497 Anika Therapeutics, Inc.* 46,519
2,476 Arcturus Therapeutics Holdings, Inc.* 63,262
629 Arcus Biosciences, Inc.* 11,291
2,958 Arcutis Biotherapeutics, Inc.* 15,707
6,613 Ardelyx, Inc.* 26,981
650 Arrowhead Pharmaceuticals, Inc.* 17,465
4,656 Atara Biotherapeutics, Inc.* 6,891
7,293 Avid Bioservices, Inc.* 68,846
5,639 Avidity Biosciences, Inc.* 35,977
1,742 Avita Medical, Inc.* 25,451
1,365 Beam Therapeutics, Inc.* 32,828
2,162 Black Diamond Therapeutics, Inc.* 6,205
3,255 Bluebird Bio, Inc.* 9,895
499 Blueprint Medicines Corp.* 25,060
1,034 CareDx, Inc.* 7,238
1,851 Caribou Biosciences, Inc.* 8,848
142 CASI Pharmaceuticals Holdings, Inc.* 364
9,586 Catalyst Pharmaceuticals, Inc.* 112,060
1,100 Century Therapeutics, Inc.* 2,200
1,904 Cogent Biosciences, Inc.* 18,564
2,225 Crinetics Pharmaceuticals, Inc.* 66,172
2,607 CRISPR Therapeutics AG* 118,332
1,634 Cue Biopharma, Inc.* 3,758
2,020 Cullinan Oncology, Inc.* 18,281
4,970 Deciphera Pharmaceuticals, Inc.* 63,218
1,858 Denali Therapeutics, Inc.* 38,331
902 Dianthus Therapeutics, Inc.* 12,330
5,385 Dynavax Technologies Corp.* 79,536
2,838 Dyne Therapeutics, Inc.* 25,428
1,164 Eagle Pharmaceuticals, Inc.* 18,356
7,241 Editas Medicine, Inc.* 56,480
3,775 Emergent BioSolutions, Inc.* 12,835
2,404 Enanta Pharmaceuticals, Inc.* 26,853
19,665 Exelixis, Inc.* 429,680
2,705 G1 Therapeutics, Inc.* 3,895
2,547 Gritstone bio, Inc.* 4,381
4,594 Halozyme Therapeutics, Inc.* 175,491
6,467 Ideaya Biosciences, Inc.* 174,480
1,919 IGM Biosciences, Inc.* 16,024
592 ImmuCell Corp.* 3,055
1,574 Immuneering Corp., Class A* 12,088
1,281 Immunovant, Inc.* 49,178
2,885 Intellia Therapeutics, Inc.* 91,224
2,237 Iovance Biotherapeutics, Inc.* 10,178
13,154 Ironwood Pharmaceuticals, Inc.* 126,673

AZL DFA U.S. Small Cap Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Biotechnology, continued
1,631 iTeos Therapeutics, Inc.* $ 17,859
2,004 KalVista Pharmaceuticals, Inc.* 19,299
613 Keros Therapeutics, Inc.* 19,542
514 Kiniksa Pharmaceuticals, Ltd., Class A* 8,928
2,490 Krystal Biotech, Inc.* 288,840
6,099 Kura Oncology, Inc.* 55,623
2,505 Kymera Therapeutics, Inc.* 34,819
4,768 Lexicon Pharmaceuticals, Inc.* 5,197
5,865 MacroGenics, Inc.* 27,331
900 MediciNova, Inc.* 1,881
2,101 MeiraGTx Holdings plc* 10,316
1,843 Mersana Therapeutics, Inc.* 2,341
123 Mirati Therapeutics, Inc.* 5,358
901 Morphic Holding, Inc.* 20,642
4,120 Myriad Genetics, Inc.* 66,085
4,899 Nurix Therapeutics, Inc.* 38,506
1,111 Olema Pharmaceuticals, Inc.* 13,721
14,857 PDL BioPharma, Inc.* 23,920
1,808 PMV Pharmaceuticals, Inc.* 11,101
6,654 Poseida Therapeutics, Inc.* 15,837
2,098 Protagonist Therapeutics, Inc.* 34,995
2,444 Prothena Corp. plc* 117,923
2,162 RAPT Therapeutics, Inc.* 35,932
5,356 REGENXBIO, Inc.* 88,160
427 Repare Therapeutics, Inc.* 5,158
4,849 Replimune Group, Inc.* 82,966
5,027 REVOLUTION Medicines, Inc.* 139,147
1,106 Rhythm Pharmaceuticals, Inc.* 25,355
2,920 Rocket Pharmaceuticals, Inc.* 59,831
4,519 Sage Therapeutics, Inc.* 93,001
10,666 Sangamo Therapeutics, Inc.* 6,397
1,550 Scholar Rock Holding Corp.* 11,005
4,069 SpringWorks Therapeutics, Inc.* 94,075
1,779 Stoke Therapeutics, Inc.* 7,009
1,873 Sutro Biopharma, Inc.* 6,499
1,710 Tango Therapeutics, Inc.* 19,255
446 Twist Bioscience Corp.* 9,036
7,073 Vanda Pharmaceuticals, Inc.* 30,555
2,332 Vaxart, Inc.* 1,758
3,248 Veracyte, Inc.* 72,528
683 Verastem, Inc.* 5,553
1,521 Vericel Corp.* 50,984
4,488 Viking Therapeutics, Inc.* 49,682
1,685 Voyager Therapeutics, Inc.* 13,059
6,989 Xencor, Inc.* 140,828
1,840 Y-mAbs Therapeutics, Inc.* 10,028
784 Zentalis Pharmaceuticals, Inc.* 15,727
4,878,843
Broadline Retail ( 0 .5% ):
1,321 Big Lots, Inc. 6,750
643 Dillard's, Inc., Class A 212,711
6,694 Kohl's Corp. 140,306
15,078 Macy's, Inc. 175,056
6,409 Nordstrom, Inc. 95,751
3,884 Ollie's Bargain Outlet Holdings, Inc.* 299,767
16,641 Qurate Retail, Inc., Class A* 10,094
940,435
Building Products ( 1 .7% ):
7,654 AAON, Inc. 435,283
Shares Value
Common Stocks, continued
Building Products, continued
1,827 American Woodmark Corp.* $ 138,139
2,098 Apogee Enterprises, Inc. 98,774
3,931 Armstrong World Industries, Inc. 283,032
7,325 AZEK Co., Inc. (The)* 217,846
1,354 AZZ, Inc. 61,715
1,636 CSW Industrials, Inc. 286,693
2,928 Gibraltar Industries, Inc.* 197,669
2,150 Griffon Corp. 85,290
3,136 Hayward Holdings, Inc.* 44,218
2,035 Insteel Industries, Inc. 66,056
1,557 Janus International Group, Inc.* 16,660
8,072 JELD-WEN Holding, Inc.* 107,842
1,719 Masonite International Corp.* 160,245
1,917 Masterbrand, Inc.* 23,292
6,615 PGT Innovations, Inc.* 183,566
3,805 Quanex Building Products Corp. 107,187
8,440 Resideo Technologies, Inc.* 133,352
1,123 Simpson Manufacturing Co., Inc. 168,237
3,275 Trex Co., Inc.* 201,838
4,283 UFP Industries, Inc. 438,579
3,455,513
Capital Markets ( 2 .0% ):
3,462 Affiliated Managers Group, Inc. 451,237
6,692 Artisan Partners Asset Management, Inc., Class A 250,415
3,768 AssetMark Financial Holdings, Inc.* 94,501
1,300 Avantax, Inc.* 33,254
19,971 BGC Group, Inc., Class A 105,447
5,063 Brightsphere Investment Group, Inc. 98,172
4,288 Cohen & Steers, Inc. 268,815
393 Diamond Hill Investment Group, Inc. 66,248
2,795 Donnelley Financial Solutions, Inc.* 157,303
8,105 Federated Hermes, Inc., Class B 274,516
1,481 GCM Grosvenor, Inc., Class A 11,493
1,990 Greenhill & Co., Inc. 29,452
4,057 Hamilton Lane, Inc., Class A 366,915
211 Hennessy Advisors, Inc. 1,435
762 Houlihan Lokey, Inc. 81,625
8,484 Janus Henderson Group plc 219,057
1,499 Lazard, Ltd., Class A 46,484
5,313 Moelis & Co., Class A 239,776
7,734 Open Lending Corp., Class A* 56,613
853 Oppenheimer Holdings, Inc., Class A 32,678
1,395 Piper Sandler Cos. 202,707
2,336 PJT Partners, Inc., Class A 185,572
3,824 Safeguard Scientifics, Inc.* 3,824
850 Silvercrest Asset Management Group, Inc., Class A 13,489
2,326 StepStone Group, Inc., Class A 73,455
813 Stifel Financial Corp. 49,951
2,021 StoneX Group, Inc.* 195,875
207 Value Line, Inc. 9,050
8,277 Virtu Financial, Inc., Class A 142,944
747 Virtus Investment Partners, Inc. 150,886
1,478 Westwood Holdings, Inc. 15,002
16,525 WisdomTree, Inc. 115,675
4,043,866
Chemicals ( 2 .9% ):
1,064 Advanced Emissions Solutions, Inc.* 1,894
2,655 AdvanSix, Inc. 82,517
2,222 Alto Ingredients, Inc.* 9,821

AZL DFA U.S. Small Cap Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Chemicals, continued
4,315 American Vanguard Corp. $ 47,163
5,009 Ashland, Inc. 409,135
9,079 Avient Corp. 320,670
1,699 Axalta Coating Systems, Ltd.* 45,703
3,285 Balchem Corp. 407,471
5,015 Cabot Corp. 347,389
210 Chase Corp. 26,718
13,370 Chemours Co. (The) 375,029
12,504 Ecovyst, Inc.* 123,039
24,768 Element Solutions, Inc. 485,701
5,794 FutureFuel Corp. 41,543
2,229 Hawkins, Inc. 131,177
5,175 HB Fuller Co. 355,057
5,123 Huntsman Corp. 125,001
3,296 Ingevity Corp.* 156,923
2,434 Innospec, Inc. 248,755
2,142 Intrepid Potash, Inc.* 53,893
2,348 Koppers Holdings, Inc. 92,863
7,406 Kronos Worldwide, Inc. 57,397
14,300 Livent Corp.* 263,263
8,341 LSB Industries, Inc.* 85,328
6,267 Mativ Holdings, Inc. 89,367
3,262 Minerals Technologies, Inc. 178,627
774 NewMarket Corp. 352,201
4,870 Orion SA 103,634
958 Quaker Chemical Corp. 153,280
5,893 Rayonier Advanced Materials, Inc.* 20,861
4,403 Sensient Technologies Corp. 257,488
2,364 Stepan Co. 177,229
3,149 Trinseo PLC 25,727
15,345 Tronox Holdings plc, Class A 206,237
5,858,101
Commercial Services & Supplies ( 1 .8% ):
6,769 ABM Industries, Inc. 270,828
9,986 ACCO Brands Corp. 57,320
675 Acme United Corp. 20,176
1,948 ACV Auctions, Inc., Class A* 29,571
4,578 Brady Corp., Class A 251,424
3,882 BrightView Holdings, Inc.* 30,086
3,525 Brink's Co. (The) 256,056
4,802 Casella Waste Systems, Inc.* 366,393
4,628 CECO Environmental Corp.* 73,909
2,718 Cimpress plc* 190,287
436 Civeo Corp. 9,038
325 CompX International, Inc. 6,042
2,746 Deluxe Corp. 51,872
3,383 Ennis, Inc. 71,787
4,634 Enviri Corp.* 33,457
7,473 Healthcare Services Group, Inc. 77,943
2,027 Heritage-Crystal Clean, Inc.* 91,924
3,889 HNI Corp. 134,676
7,503 Interface, Inc. 73,604
2,418 Liquidity Services, Inc.* 42,605
3,522 Matthews International Corp., Class A 137,041
2,673 MillerKnoll, Inc. 65,355
319 Montrose Environmental Group, Inc.* 9,334
1,886 MSA Safety, Inc. 297,328
2,566 NL Industries, Inc. 12,189
7,507 OPENLANE, Inc.* 112,004
Shares Value
Common Stocks, continued
Commercial Services & Supplies, continued
2,198 Perma-Fix Environmental Services, Inc.* $ 22,969
15,334 Pitney Bowes, Inc. 46,309
5,379 Quad Graphics, Inc.* 27,056
2,243 SP Plus Corp.* 80,972
9,533 Steelcase, Inc., Class A 106,484
3,917 Stericycle, Inc.* 175,129
308 Tetra Tech, Inc. 46,825
1,491 UniFirst Corp. 243,048
2,033 Viad Corp.* 53,265
3,364 Virco Mfg. Corp.* 26,710
1,804 VSE Corp. 90,994
3,692,010
Communications Equipment ( 0 .8% ):
1,444 Applied Optoelectronics, Inc.* 15,841
1,336 Aviat Networks, Inc.* 41,683
180 BK Technologies Corp. 2,236
6,597 Calix, Inc.* 302,407
1,792 Cambium Networks Corp.* 13,135
652 Ciena Corp.* 30,814
588 Clearfield, Inc.* 16,852
1,983 Comtech Telecommunications Corp. 17,351
4,365 Digi International, Inc.* 117,855
1,222 DZS, Inc.* 2,566
9,501 Extreme Networks, Inc.* 230,019
13,537 Harmonic, Inc.* 130,361
6,719 Infinera Corp.* 28,085
3,767 KVH Industries, Inc.* 19,212
1,172 Lantronix, Inc.* 5,215
2,674 Lumentum Holdings, Inc.* 120,811
3,410 NETGEAR, Inc.* 42,932
7,328 NetScout Systems, Inc.* 205,331
2,391 Network-1 Technologies, Inc. 5,595
131 Optical Cable Corp.* 392
19,376 Ribbon Communications, Inc.* 51,928
19,090 Viavi Solutions, Inc.* 174,483
1,575,104
Construction & Engineering ( 2 .0% ):
3,851 Ameresco, Inc., Class A* 148,494
17,903 API Group Corp.* 464,225
5,149 Arcosa, Inc. 370,213
1,736 Argan, Inc. 79,023
3,656 Comfort Systems U.S.A., Inc. 623,019
1,234 Concrete Pumping Holdings, Inc.* 10,588
2,109 Construction Partners, Inc., Class A* 77,105
2,514 Dycom Industries, Inc.* 223,746
1,457 EMCOR Group, Inc. 306,538
5,634 Fluor Corp.* 206,768
4,440 Granite Construction, Inc. 168,809
8,770 Great Lakes Dredge & Dock Corp.* 69,897
2,133 IES Holdings, Inc.* 140,501
645 Limbach Holdings, Inc.* 20,466
2,806 Matrix Service Co.* 33,111
8,407 MDU Resources Group, Inc. 164,609
1,693 MYR Group, Inc.* 228,148
1,279 Northwest Pipe Co.* 38,587
5,203 Orion Group Holdings, Inc.* 27,888
3,181 Primoris Services Corp. 104,114
3,473 Sterling Infrastructure, Inc.* 255,196
2,090 Tutor Perini Corp.* 16,365

AZL DFA U.S. Small Cap Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Construction & Engineering, continued
1,223 Valmont Industries, Inc. $ 293,777
4,071,187
Construction Materials ( 0 .6% ):
3,573 Eagle Materials, Inc. 594,976
2,101 Knife River Corp.* 102,592
11,217 Summit Materials, Inc., Class A* 349,297
466 U.S. Lime & Minerals, Inc. 93,666
1,140,531
Consumer Finance ( 1 .3% ):
1,070 Atlanticus Holdings Corp.* 32,432
5,158 Bread Financial Holdings, Inc. 176,404
1,688 Consumer Portfolio Services, Inc.* 15,310
357 Credit Acceptance Corp.* 164,263
2,490 Encore Capital Group, Inc.* 118,922
3,204 Enova International, Inc.* 162,987
7,963 EZCORP, Inc., Class A* 65,695
4,197 FirstCash Holdings, Inc. 421,295
5,932 Green Dot Corp., Class A* 82,633
1,592 LendingClub Corp.* 9,711
1,127 LendingTree, Inc.* 17,469
6,374 Navient Corp. 109,760
2,638 Nelnet, Inc., Class A 235,626
1,635 NerdWallet, Inc., Class A* 14,535
1,556 Nicholas Financial, Inc.* 7,531
7,867 OneMain Holdings, Inc. 315,388
964 Oportun Financial Corp.* 6,960
4,400 PRA Group, Inc.* 84,524
5,059 PROG Holdings, Inc.* 168,009
1,735 Regional Mgmt Corp. 48,025
20,500 SLM Corp. 279,210
710 World Acceptance Corp.* 90,213
2,626,902
Consumer Staples Distribution & Retail ( 0 .8% ):
3,671 Andersons, Inc. (The) 189,093
4,394 Chefs' Warehouse, Inc. (The)* 93,065
5,307 Grocery Outlet Holding Corp.* 153,107
1,269 Ingles Markets, Inc., Class A 95,594
3,738 Natural Grocers by Vitamin Cottage, Inc. 48,258
2,959 PriceSmart, Inc. 220,238
4,321 SpartanNash Co. 95,062
9,056 Sprouts Farmers Market, Inc.* 387,597
6,288 United Natural Foods, Inc.* 88,912
1,673 Village Super Market, Inc., Class A 37,877
2,812 Weis Markets, Inc. 177,156
1,585,959
Containers & Packaging ( 0 .7% ):
1,906 Graphic Packaging Holding Co. 42,466
2,284 Greif, Inc., Class A 152,594
1,356 Greif, Inc., Class B 90,255
4,016 Myers Industries, Inc. 72,007
13,687 O-I Glass, Inc.* 228,984
5,335 Ranpak Holdings Corp.* 29,022
2,564 Sealed Air Corp. 84,253
7,385 Silgan Holdings, Inc. 318,367
5,968 Sonoco Products Co. 324,361
4,005 TriMas Corp. 99,164
1,441,473
Shares Value
Common Stocks, continued
Distributors ( 0 .0%
†
):
12 AMCON Distributing Co. $ 2,472
1,626 Educational Development Corp.* 1,724
2,876 Funko, Inc., Class A*^ 22,001
1,262 Weyco Group, Inc. 31,992
58,189
Diversified Consumer Services ( 1 .3% ):
8,950 2U, Inc.* 22,106
2,721 ADT, Inc. 16,326
4,203 Adtalem Global Education, Inc.* 180,099
1,366 American Public Education, Inc.* 6,803
916 Bright Horizons Family Solutions, Inc.* 74,617
2,057 Carriage Services, Inc. 58,110
8,867 Chegg, Inc.* 79,094
5,641 Coursera, Inc.* 105,430
600 European Wax Center, Inc., Class A* 9,720
7,354 Frontdoor, Inc.* 224,959
403 Graham Holdings Co., Class B 234,949
2,720 Grand Canyon Education, Inc.* 317,914
11,643 H&R Block, Inc. 501,348
4,565 Laureate Education, Inc. 64,366
7,411 OneSpaWorld Holdings, Ltd.* 83,151
7,117 Perdoceo Education Corp. 121,701
2,583 Rover Group, Inc.* 16,170
2,463 Strategic Education, Inc. 185,341
4,210 Stride, Inc.* 189,576
5,913 Universal Technical Institute, Inc.* 49,551
3,362 WW International, Inc.* 37,217
2,578,548
Diversified Telecommunication Services ( 0 .5% ):
2,223 Anterix, Inc.* 69,758
1,667 ATN International, Inc. 52,611
1,565 Bandwidth, Inc., Class A* 17,638
4,328 Cogent Communications Holdings, Inc. 267,903
5,491 Consolidated Communications Holdings, Inc.* 18,779
4,493 EchoStar Corp., Class A* 75,258
2,807 IDT Corp.* 61,894
5,258 Iridium Communications, Inc. 239,186
3,452 Liberty Latin America, Ltd., Class A* 28,168
16,919 Liberty Latin America, Ltd., Class C* 138,059
1,745 Ooma, Inc.* 22,703
991,957
Electric Utilities ( 1 .0% ):
5,722 ALLETE, Inc. 302,122
3,043 Genie Energy, Ltd., Class B 44,823
10,289 Hawaiian Electric Industries, Inc. 126,658
3,498 IDACORP, Inc. 327,588
3,540 MGE Energy, Inc. 242,525
3,935 Otter Tail Corp. 298,745
8,094 PNM Resources, Inc. 361,073
6,533 Portland General Electric Co. 264,456
513 Via Renewables, Inc. 3,719
1,971,709
Electrical Equipment ( 1 .1% ):
79 Acuity Brands, Inc. 13,454
2,221 American Superconductor Corp.* 16,769
4,778 Array Technologies, Inc.* 106,024
3,010 Atkore, Inc.* 449,062
1,540 Encore Wire Corp. 280,988

AZL DFA U.S. Small Cap Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Electrical Equipment, continued
3,995 EnerSys $ 378,207
411 Espey Mfg. & Electronics Corp. 6,638
19,087 GrafTech International, Ltd. 73,103
4,271 LSI Industries, Inc. 67,823
2,523 nVent Electric plc 133,694
1,123 Powell Industries, Inc. 93,097
576 Preformed Line Products Co. 93,646
2,273 Sensata Technologies Holding plc 85,965
75 Servotronics, Inc.* 826
3,914 Shoals Technologies Group, Inc., Class A* 71,430
7,686 Sunrun, Inc.* 96,536
3,560 Thermon Group Holdings, Inc.* 97,793
1,832 TPI Composites, Inc.* 4,855
3,104 Ultralife Corp.* 30,295
2,185 Vicor Corp.* 128,675
2,228,880
Electronic Equipment, Instruments & Components ( 3 .6% ):
3,663 Advanced Energy Industries, Inc. 377,729
2,264 Allient, Inc. 70,003
6,544 Arlo Technologies, Inc.* 67,403
150 Arrow Electronics, Inc.* 18,786
9,087 Avnet, Inc. 437,903
3,099 Badger Meter, Inc. 445,853
254 Bel Fuse, Inc., Class A 11,971
740 Bel Fuse, Inc., Class B 35,313
4,043 Belden, Inc. 390,352
3,971 Benchmark Electronics, Inc. 96,336
311 Climb Global Solutions, Inc. 13,376
1,672 Coherent Corp.* 54,574
3,215 CTS Corp. 134,194
6,442 Daktronics, Inc.* 57,463
1,365 Data I/O Corp.* 5,201
1,751 ePlus, Inc.* 111,224
3,624 Fabrinet* 603,831
2,068 FARO Technologies, Inc.* 31,496
640 Frequency Electronics, Inc. 4,442
865 Identiv, Inc.* 7,301
3,311 Insight Enterprises, Inc.* 481,751
2,298 IPG Photonics Corp. 233,339
4,540 Itron, Inc.* 275,033
3,208 Kimball Electronics, Inc.* 87,835
8,986 Knowles Corp.* 133,083
439 Littelfuse, Inc. 108,573
1,600 Luna Innovations, Inc.* 9,376
4,257 Methode Electronics, Inc., Class A 97,272
1,358 Mirion Technologies, Inc.* 10,144
4,166 Napco Security Technologies, Inc. 92,694
3,997 National Instruments Corp. 238,301
3,256 nLight, Inc.* 33,862
3,369 Novanta, Inc.* 483,249
1,855 OSI Systems, Inc.* 218,964
1,684 PAR Technology Corp.*^ 64,901
2,619 PC Connection, Inc. 139,802
2,630 Plexus Corp.* 244,537
1,927 Rogers Corp.* 253,343
5,733 Sanmina Corp.* 311,187
3,050 ScanSource, Inc.* 92,445
3,056 SmartRent, Inc.* 7,976
10,514 TTM Technologies, Inc.* 135,420
Shares Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
11,813 Vishay Intertechnology, Inc. $ 292,017
1,643 Vishay Precision Group, Inc.* 55,172
6,043 Vontier Corp. 186,850
7,261,877
Energy Equipment & Services ( 2 .8% ):
16,528 Archrock, Inc. 208,253
3,515 Bristow Group, Inc.* 99,018
6,123 Cactus, Inc., Class A 307,436
11,410 ChampionX Corp. 406,424
4,409 Core Laboratories, Inc. 105,860
653 DMC Global, Inc.* 15,979
3,762 Dril-Quip, Inc.* 105,976
1,282 Expro Group Holdings NV* 29,781
782 Forum Energy Technologies, Inc.* 18,784
1,260 Geospace Technologies Corp.* 16,317
2,641 Gulf Island Fabrication, Inc.* 8,636
15,555 Helix Energy Solutions Group, Inc.* 173,749
9,996 Helmerich & Payne, Inc. 421,431
12,218 Liberty Energy, Inc. 226,277
595 Mammoth Energy Services, Inc.* 2,761
1,083 Nabors Industries, Ltd.* 133,361
6,878 National Energy Services Reunited Corp.* 39,480
1,299 Natural Gas Services Group* 18,914
10,874 Newpark Resources, Inc.* 75,139
1,750 Nine Energy Service, Inc.* 7,210
541 Noble Corp. plc 27,402
888 NOV, Inc. 18,559
9,520 Oceaneering International, Inc.* 244,854
6,786 Oil States International, Inc.* 56,799
34,870 Patterson-UTI Energy, Inc. 482,601
12,578 ProPetro Holding Corp.* 133,704
19,536 RPC, Inc. 174,652
1,598 SEACOR Marine Holdings, Inc.* 22,180
9,033 Select Water Solutions, Inc. 71,812
1,537 Solaris Oilfield Infrastructure, Inc., Class A 16,384
28,459 TechnipFMC plc 578,856
5,480 TETRA Technologies, Inc.* 34,962
3,988 Tidewater, Inc.* 283,427
31,786 Transocean, Ltd.* 260,963
8,704 US Silica Holdings, Inc.* 122,204
3,853 Valaris, Ltd.* 288,898
3,663 Weatherford International plc* 330,879
5,569,922
Entertainment ( 0 .6% ):
4,252 Atlanta Braves Holdings, Inc.* 151,924
1,562 Atlanta Braves Holdings, Inc.* 61,027
7,111 Cinemark Holdings, Inc.* 130,487
2,527 FG Group Holdings, Inc.* 4,245
6,033 IMAX Corp.* 116,558
7,700 Lions Gate Entertainment Corp., Class A* 65,296
16,442 Lions Gate Entertainment Corp., Class B* 129,399
1,260 Madison Square Garden Entertainment Corp.* 41,467
460 Madison Square Garden Sports Corp. 81,098
1,570 Marcus Corp. (The) 24,335
2,680 Playstudios, Inc.* 8,522
4,940 Playtika Holding Corp.* 47,572
2,715 Reading International, Inc., Class A* 5,756
1,376 Sciplay Corp., Class A* 31,331
1,660 Sphere Entertainment Co.* 61,686

AZL DFA U.S. Small Cap Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Entertainment, continued
1,833 TKO Group Holdings, Inc. $ 154,082
1,114,785
Financial Services ( 1 .9% ):
1,888 Acacia Research Corp.* 6,891
500 Alerus Financial Corp. 9,090
2,519 A-Mark Precious Metals, Inc. 73,882
12,027 AvidXchange Holdings, Inc.* 114,016
622 BM Technologies, Inc.* 1,244
2,569 Cannae Holdings, Inc.* 47,886
4,597 Cantaloupe, Inc.* 28,731
1,959 Cass Information Systems, Inc. 72,973
9,815 Essent Group, Ltd. 464,151
3,213 Euronet Worldwide, Inc.* 255,048
5,750 EVERTEC, Inc. 213,785
1,122 Federal Agricultural Mortgage Corp. 173,125
5,390 Flywire Corp.* 171,887
2,986 I3 Verticals, Inc., Class A* 63,124
2,738 International Money Express, Inc.* 46,354
1,005 Jackson Financial, Inc., Class A 38,411
13,088 Marqeta, Inc., Class A* 78,266
4,042 Merchants Bancorp 112,044
13,325 MGIC Investment Corp. 222,394
3,941 Mr Cooper Group, Inc.* 211,080
8,826 NMI Holdings, Inc., Class A* 239,096
1,437 Ocwen Financial Corp.* 37,190
2,338 Paysafe, Ltd.* 28,033
862 Paysign, Inc.* 1,681
2,346 PennyMac Financial Services, Inc. 156,244
4,780 Radian Group, Inc. 120,026
5,426 Remitly Global, Inc.* 136,844
4,573 Repay Holdings Corp.* 34,709
3,768 Security National Financial Corp., Class A* 29,541
3,309 Shift4 Payments, Inc., Class A* 183,219
9,668 TFS Financial Corp. 114,276
2,577 Walker & Dunlop, Inc. 191,316
1,247 Waterstone Financial, Inc. 13,655
13,836 Western Union Co. (The) 182,359
3,872,571
Food Products ( 1 .9% ):
444 Alico, Inc. 11,082
4,537 B&G Foods, Inc.^ 44,871
2,392 Calavo Growers, Inc. 60,350
3,667 Cal-Maine Foods, Inc. 177,556
1,318 Coffee Holding Co., Inc.* 1,140
2,411 Farmer Brothers Co.* 6,220
13,296 Flowers Foods, Inc. 294,905
4,536 Fresh Del Monte Produce, Inc. 117,210
2,131 Freshpet, Inc.* 140,390
7,444 Hain Celestial Group, Inc. (The)* 77,194
12,276 Hostess Brands, Inc.* 408,914
1,245 Ingredion, Inc. 122,508
2,003 J & J Snack Foods Corp. 327,791
987 John B Sanfilippo & Son, Inc. 97,516
2,667 Lancaster Colony Corp. 440,135
2,759 Limoneira Co. 42,268
3,161 Pilgrim's Pride Corp.* 72,166
3,923 Post Holdings, Inc.* 336,358
1,220 Rocky Mountain Chocolate Factory, Inc.* 5,856
83 Seaboard Corp. 311,499
Shares Value
Common Stocks, continued
Food Products, continued
708 Seneca Foods Corp., Class A* $ 38,112
12 Seneca Foods Corp., Class B* 647
9,319 Simply Good Foods Co. (The)* 321,692
4,502 Tootsie Roll Industries, Inc. 134,430
4,199 TreeHouse Foods, Inc.* 182,992
797 Utz Brands, Inc. 10,704
5,157 Vital Farms, Inc.* 59,718
3,844,224
Gas Utilities ( 0 .9% ):
1,683 Chesapeake Utilities Corp. 164,513
4,076 National Fuel Gas Co. 211,585
9,694 New Jersey Resources Corp. 393,867
3,221 Northwest Natural Holding Co. 122,913
5,141 ONE Gas, Inc. 351,028
873 RGC Resources, Inc. 15,103
3,356 Southwest Gas Holdings, Inc. 202,736
5,201 Spire, Inc. 294,273
2,733 UGI Corp. 62,859
1,818,877
Ground Transportation ( 0 .8% ):
2,305 ArcBest Corp. 234,303
1,328 Covenant Logistics Group, Inc. 58,233
2,131 Daseke, Inc.* 10,932
4,045 Heartland Express, Inc. 59,421
4,262 Hertz Global Holdings, Inc.* 52,209
1,342 Landstar System, Inc. 237,453
5,246 Marten Transport, Ltd. 103,399
1,698 PAM Transportation Services, Inc. 36,592
774 RXO, Inc.* 15,271
1,507 Ryder System, Inc. 161,174
526 Saia, Inc.* 209,690
4,258 Schneider National, Inc., Class B 117,904
2,327 Universal Logistics Holdings, Inc. 58,594
5,665 Werner Enterprises, Inc. 220,652
774 XPO, Inc.* 57,787
1,633,614
Health Care Equipment & Supplies ( 2 .7% ):
10,348 Accuray, Inc.* 28,147
2,365 AngioDynamics, Inc.* 17,288
2,193 Apyx Medical Corp.* 7,018
5,282 Artivion, Inc.* 80,075
4,896 AtriCure, Inc.* 214,445
141 Atrion Corp. 58,257
4,538 Avanos Medical, Inc.* 91,758
2,841 Axogen, Inc.* 14,205
4,112 Axonics, Inc.* 230,765
3,041 CONMED Corp. 306,685
2,081 CytoSorbents Corp.* 3,912
1,118 Elctromed, Inc.* 11,616
2,424 Embecta Corp. 36,481
3,281 Enovis Corp.* 173,007
6,467 Envista Holdings Corp.* 180,300
9,256 Figs, Inc., Class A* 54,610
427 FONAR Corp.* 6,576
4,496 Glaukos Corp.* 338,324
5,606 Globus Medical, Inc.* 278,338
3,641 Haemonetics Corp.* 326,161
1,134 Inari Medical, Inc.* 74,164

AZL DFA U.S. Small Cap Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
1,790 Inogen, Inc.* $ 9,344
3,470 Integer Holdings Corp.* 272,152
8,077 Integra LifeSciences Holdings Corp.* 308,461
1,681 iRadimed Corp. 74,586
2,006 IRIDEX Corp.* 5,095
249 Kewaunee Scientific Corp.* 4,407
5,751 Lantheus Holdings, Inc.* 399,580
2,264 LeMaitre Vascular, Inc. 123,343
1,127 LENSAR, Inc.* 3,482
5,632 LivaNova plc* 297,820
5,441 Merit Medical Systems, Inc.* 375,538
522 Mesa Laboratories, Inc. 54,847
4,344 Omnicell, Inc.* 195,654
8,786 OraSure Technologies, Inc.* 52,101
4,817 Orthofix Medical, Inc.* 61,947
2,663 OrthoPediatrics Corp.* 85,216
1,571 Pulmonx Corp.* 16,228
400 Semler Scientific, Inc.* 10,148
1,010 SI-BONE, Inc.* 21,452
3,128 Sight Sciences, Inc.* 10,541
337 Silk Road Medical, Inc.* 5,052
4,332 STAAR Surgical Co.* 174,060
879 Surmodics, Inc.* 28,207
1,169 Tactile Systems Technology, Inc.* 16,424
2,471 Tandem Diabetes Care, Inc.* 51,323
743 TransMedics Group, Inc.* 40,679
671 UFP Technologies, Inc.* 108,333
550 Utah Medical Products, Inc. 47,300
4,899 Varex Imaging Corp.* 92,052
755 Zynex, Inc.* 6,040
5,483,544
Health Care Providers & Services ( 2 .9% ):
1,111 Acadia Healthcare Co., Inc.* 78,114
6,905 Accolade, Inc.* 73,055
1,788 Addus HomeCare Corp.* 152,320
2,135 Amedisys, Inc.* 199,409
3,371 AMN Healthcare Services, Inc.* 287,142
5,822 Apollo Medical Holdings, Inc.* 179,609
19,092 Brookdale Senior Living, Inc.* 79,041
1,638 Castle Biosciences, Inc.* 27,666
17,271 Community Health Systems, Inc. 50,086
1,483 CorVel Corp.* 291,632
3,547 Cross Country Healthcare, Inc.* 87,930
5,272 Encompass Health Corp. 354,068
2,372 Enhabit, Inc.* 26,685
5,453 Ensign Group, Inc. (The) 506,747
7,407 Enzo Biochem, Inc.* 10,370
774 Fulgent Genetics, Inc.* 20,697
5,537 HealthEquity, Inc.* 404,478
4,818 Hims & Hers Health, Inc.* 30,305
1,999 InfuSystem Holdings, Inc.* 19,270
1,190 Joint Corp. (The)* 10,698
1,339 ModivCare, Inc.* 42,192
1,428 National Healthcare Corp. 91,363
2,441 National Research Corp. 108,307
11,926 NeoGenomics, Inc.* 146,690
314 OmniAb Operations, Inc.*(a) —
314 OmniAb Operations, Inc.*(a) —
26,516 OPKO Health, Inc.* 42,426
Shares Value
Common Stocks, continued
Health Care Providers & Services, continued
17,633 Option Care Health, Inc.* $ 570,428
7,875 Owens & Minor, Inc.* 127,260
10,254 Patterson Cos., Inc. 303,929
10,007 Pediatrix Medical Group, Inc.* 127,189
3,565 Pennant Group, Inc. (The)* 39,678
3,801 PetIQ, Inc.* 74,880
11,273 Premier, Inc., Class A 242,369
429 Privia Health Group, Inc.* 9,867
2,623 Progyny, Inc.* 89,234
1,080 Psychemedics Corp. 4,288
1,294 R1 RCM, Inc.* 19,501
5,839 RadNet, Inc.* 164,601
11,712 Select Medical Holdings Corp. 295,962
10,156 Surgery Partners, Inc.* 297,063
2,123 Tenet Healthcare Corp.* 139,884
1,473 US Physical Therapy, Inc. 135,118
5,961,551
Health Care Technology ( 0 .6% ):
7,056 Certara, Inc.* 102,594
4,294 Doximity, Inc., Class A* 91,119
9,693 Evolent Health, Inc., Class A* 263,940
3,819 GoodRx Holdings, Inc., Class A* 21,501
6,108 Health Catalyst, Inc.* 61,813
3,597 HealthStream, Inc. 77,623
1,239 iCAD, Inc.* 2,614
7,012 NextGen Healthcare, Inc.* 166,395
445 OptimizeRx Corp.* 3,462
2,741 Schrodinger, Inc.* 77,488
1,580 Simulations Plus, Inc. 65,886
7,069 Teladoc Health, Inc.* 131,413
10,578 Veradigm, Inc.* 138,995
1,204,843
Hotels, Restaurants & Leisure ( 2 .4% ):
3,277 Accel Entertainment, Inc.* 35,883
4,213 Bally's Corp.* 55,232
3 Biglari Holdings, Inc., Class A* 2,385
319 Biglari Holdings, Inc., Class B* 52,954
3,037 BJ's Restaurants, Inc.* 71,248
7,407 Bloomin' Brands, Inc. 182,138
759 Bluegreen Vacations Holding Corp. 27,840
3,803 Brinker International, Inc.* 120,137
4,497 Carrols Restaurant Group, Inc.* 29,635
2,100 Century Casinos, Inc.* 10,773
5,004 Cheesecake Factory, Inc. (The) 151,621
1,878 Choice Hotels International, Inc.^ 230,074
2,161 Chuy's Holdings, Inc.* 76,888
2,074 Cracker Barrel Old Country Store, Inc. 139,373
3,429 Dave & Buster's Entertainment, Inc.* 127,113
6,787 Denny's Corp.* 57,486
795 Dine Brands Global, Inc. 39,313
557 Dutch Bros, Inc., Class A* 12,950
5,001 El Pollo Loco Holdings, Inc. 44,759
2,608 Fiesta Restaurant Group, Inc.* 22,064
100 Flanigan's Enterprises, Inc. 3,300
2,709 Full House Resorts, Inc.* 11,567
4,240 Hilton Grand Vacations, Inc.* 172,568
1,648 Inspired Entertainment, Inc.* 19,710
5,547 International Game Technology plc 168,185
2,124 Jack in the Box, Inc. 146,683

AZL DFA U.S. Small Cap Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
289 Kura Sushi USA, Inc., Class A* $ 19,109
3,042 Light & Wonder, Inc., Class A* 216,986
2,879 Marriott Vacations Worldwide Corp. 289,714
538 Nathans Famous, Inc. 38,015
1,669 Noodles & Co.* 4,106
6,207 Norwegian Cruise Line Holdings, Ltd.* 102,291
1,507 ONE Group Hospitality, Inc. (The)* 8,288
2,969 Papa John's International, Inc. 202,545
809 Penn Entertainment, Inc.* 18,566
2,005 Planet Fitness, Inc., Class A* 98,606
9,502 Playa Hotels & Resorts NV* 68,794
1,540 PlayAGS, Inc.* 10,041
936 Portillo's, Inc., Class A* 14,405
897 Potbelly Corp.* 6,997
300 RCI Hospitality Holdings, Inc. 18,198
1,368 Red Robin Gourmet Burgers, Inc.* 10,999
662 Red Rock Resorts, Inc., Class A 27,142
5,952 SeaWorld Entertainment, Inc.* 275,280
3,298 Shake Shack, Inc., Class A* 191,515
2,405 Six Flags Entertainment Corp.* 56,542
1,870 Soho House & Co., Inc.* 12,959
845 Sweetgreen, Inc., Class A* 9,929
1,917 Texas Roadhouse, Inc. 184,224
6,656 Travel + Leisure Co. 244,475
17,083 Wendy's Co. (The) 348,664
1,655 Wingstop, Inc. 297,635
2,164 Wyndham Hotels & Resorts, Inc. 150,485
4,938,389
Household Durables ( 2 .3% ):
608 Bassett Furniture Industries, Inc. 8,907
3,160 Beazer Homes U.S.A., Inc.* 78,716
893 Cavco Industries, Inc.* 237,234
3,296 Century Communities, Inc. 220,107
3,255 Ethan Allen Interiors, Inc. 97,325
820 Flexsteel Industries, Inc. 17,023
7,358 GoPro, Inc., Class A* 23,104
1,624 Green Brick Partners, Inc.* 67,412
2,521 Helen of Troy, Ltd.* 293,848
670 Hooker Furnishings Corp. 13,031
347 Hovnanian Enterprises, Inc., Class A* 35,276
2,490 Installed Building Products, Inc. 310,976
1,482 iRobot Corp.* 56,168
4,791 KB Home 221,727
1,138 Koss Corp.* 3,425
4,680 La-Z-Boy, Inc. 144,518
1,413 Legacy Housing Corp.* 27,426
6,614 Leggett & Platt, Inc. 168,062
2,144 LGI Homes, Inc.* 213,307
2,522 Lifetime Brands, Inc. 14,199
625 Lovesac Co. (The)* 12,450
1,513 M/I Homes, Inc.* 127,153
6,707 MDC Holdings, Inc. 276,530
1,818 Meritage Homes Corp. 222,505
6,102 Newell Brands, Inc. 55,101
9,527 Purple Innovation, Inc. 16,291
4,849 Skyline Champion Corp.* 308,978
9,581 Sonos, Inc.* 123,691
10,902 Taylor Morrison Home Corp., Class A* 464,534
3,599 Tempur Sealy International, Inc. 155,981
Shares Value
Common Stocks, continued
Household Durables, continued
1,904 Toll Brothers, Inc. $ 140,820
872 TopBuild Corp.* 219,395
10,863 Tri Pointe Homes, Inc.* 297,103
798 Universal Electronics, Inc.* 7,222
2,661 Vizio Holding Corp., Class A* 14,396
4,693,941
Household Products ( 0 .5% ):
1,235 Central Garden & Pet Co.* 54,513
4,176 Central Garden & Pet Co., Class A* 167,416
629 Energizer Holdings, Inc. 20,153
780 Oil-Dri Corp. of America 48,165
7,152 Reynolds Consumer Products, Inc. 183,306
3,808 Spectrum Brands Holdings, Inc. 298,357
1,352 WD-40 Co. 274,780
1,046,690
Independent Power and Renewable Electricity Producers
( 0 .3% ):
2,245 Clearway Energy, Inc., Class A 44,721
3,475 Clearway Energy, Inc., Class C 73,531
5,585 Ormat Technologies, Inc. 390,503
11,366 Sunnova Energy International, Inc.*^ 119,002
627,757
Insurance ( 3 .4% ):
4,463 Ambac Financial Group, Inc.* 53,824
9,019 American Equity Investment Life Holding Co. 483,779
2,102 AMERISAFE, Inc. 105,247
1,862 Argo Group International Holdings, Ltd. 55,562
6,145 Assured Guaranty, Ltd. 371,895
5,537 Axis Capital Holdings, Ltd. 312,121
6,500 Brighthouse Financial, Inc.* 318,110
5,658 BRP Group, Inc., Class A* 131,435
2,876 Crawford & Co., Class A 26,862
3,445 Crawford & Co., Class B 29,524
3,777 Donegal Group, Inc., Class A 53,841
1,337 eHealth, Inc.* 9,894
2,911 Employers Holdings, Inc. 116,294
1,582 Enstar Group, Ltd.* 382,844
5,076 First American Financial Corp. 286,743
29,676 Genworth Financial, Inc., Class A* 173,901
850 Goosehead Insurance, Inc., Class A* 63,351
4,998 Greenlight Capital Re, Ltd., Class A* 53,679
175 Hallmark Financial Services, Inc.* 345
3,655 Hanover Insurance Group, Inc. (The) 405,632
489 HCI Group, Inc. 26,548
1,369 Heritage Insurance Holdings, Inc.* 8,885
4,168 Horace Mann Educators Corp. 122,456
135 Investors Title Co. 19,992
3,776 James River Group Holdings, Ltd. 57,962
5,318 Kemper Corp. 223,516
1,473 Kingstone Cos., Inc.* 2,592
350 Kinsale Capital Group, Inc. 144,946
572 Lincoln National Corp. 14,123
5,949 Maiden Holdings, Ltd.* 10,470
5,743 Mercury General Corp. 160,976
375 National Western Life Group, Inc., Class A 164,059
929 NI Holdings, Inc.* 11,956
376 Old Republic International Corp. 10,129
1,942 Primerica, Inc. 376,767

AZL DFA U.S. Small Cap Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Insurance, continued
5,241 ProAssurance Corp. $ 99,002
3,174 RLI Corp. 431,315
1,548 Safety Insurance Group, Inc. 105,558
5,986 Selective Insurance Group, Inc. 617,576
12,459 SiriusPoint, Ltd.* 126,708
2,858 Stewart Information Services Corp. 125,180
4,936 Tiptree, Inc., Class A 82,727
3,821 United Fire Group, Inc. 75,465
4,410 Universal Insurance Holdings, Inc. 61,828
259 White Mountains Insurance Group, Ltd. 387,384
6,903,003
Interactive Media & Services ( 0 .7% ):
3,144 Angi, Inc., Class A* 6,225
5,206 Bumble, Inc., Class A* 77,674
10,392 Cargurus, Inc.* 182,068
6,699 Cars.com, Inc.* 112,945
2,200 DHI Group, Inc.* 6,732
1,104 Eventbrite, Inc., Class A* 10,886
673 MediaAlpha, Inc., Class A* 5,559
6,656 QuinStreet, Inc.* 59,704
3,548 Shutterstock, Inc. 135,001
1,095 Travelzoo* 6,384
9,123 TripAdvisor, Inc.* 151,259
11,137 TrueCar, Inc.* 23,054
3,726 Vimeo, Inc.* 13,190
7,353 Yelp, Inc.* 305,811
4,449 Ziff Davis, Inc.* 283,357
694 ZipRecruiter, Inc.* 8,321
2,681 ZoomInfo Technologies, Inc.* 43,968
1,432,138
IT Services ( 0 .4% ):
1,700 Brightcove, Inc.* 5,593
758 CSP, Inc. 13,265
979 DigitalOcean Holdings, Inc.* 23,525
5,836 DXC Technology Co.* 121,564
10,373 Edgio, Inc.* 8,839
6,592 Fastly, Inc., Class A* 126,369
2,549 Grid Dynamics Holdings, Inc.* 31,047
2,529 Hackett Group, Inc. (The) 59,659
1,300 Information Services Group, Inc. 5,694
8,725 Kyndryl Holdings, Inc.* 131,747
3,191 Perficient, Inc.* 184,631
3,168 PFSweb, Inc. 23,570
4,235 Unisys Corp.* 14,611
750,114
Leisure Products ( 0 .8% ):
6,387 Acushnet Holdings Corp. 338,767
1,271 American Outdoor Brands, Inc.* 12,430
1,207 Brunswick Corp. 95,353
1,402 Escalade, Inc. 21,465
1,267 Johnson Outdoors, Inc., Class A 69,292
2,158 Malibu Boats, Inc., Class A* 105,785
3,527 Marine Products Corp. 50,119
1,734 MasterCraft Boat Holdings, Inc.* 38,530
7,857 Mattel, Inc.* 173,090
760 Polaris, Inc. 79,146
4,406 Smith & Wesson Brands, Inc. 56,881
2,044 Solo Brands, Inc., Class A* 10,424
Shares Value
Common Stocks, continued
Leisure Products, continued
10,855 Topgolf Callaway Brands Corp.* $ 150,233
4,296 Vista Outdoor, Inc.* 142,284
6,555 YETI Holdings, Inc.* 316,082
1,659,881
Life Sciences Tools & Services ( 0 .4% ):
13,233 Adaptive Biotechnologies Corp.* 72,120
255 Azenta, Inc.* 12,798
3,370 BioLife Solutions, Inc.* 46,540
2,937 Codexis, Inc.* 5,551
1,999 CryoPort, Inc.* 27,406
1,219 Cytek Biosciences, Inc.* 6,729
5,439 Harvard Bioscience, Inc.* 23,387
4,788 Maravai LifeSciences Holdings, Inc., Class A* 47,880
667 Medpace Holdings, Inc.* 161,501
4,067 OmniAb, Inc.* 21,108
10,949 Pacific Biosciences of California, Inc.* 91,424
647 Personalis, Inc.* 783
3,541 Quanterix Corp.* 96,103
15,049 Sotera Health Co.* 225,434
838,764
Machinery ( 4 .9% ):
5,892 3D Systems Corp.* 28,930
1,172 Alamo Group, Inc. 202,592
2,918 Albany International Corp., Class A 251,765
9,440 Allison Transmission Holdings, Inc. 557,526
806 Art's-Way Manufacturing Co., Inc. 1,918
2,342 Astec Industries, Inc. 110,332
5,355 Barnes Group, Inc. 181,909
1,880 Chart Industries, Inc.* 317,946
2,915 CIRCOR International, Inc.* 162,511
3,104 Columbus McKinnon Corp. 108,361
4,961 Commercial Vehicle Group, Inc.* 38,497
1,917 Crane Co. 170,306
2,894 Crane NXT Co. 160,820
493 Donaldson Co., Inc. 29,403
2,646 Douglas Dynamics, Inc. 79,856
500 Eastern Co. (The) 9,075
5,334 Energy Recovery, Inc.* 113,134
5,407 Enerpac Tool Group Corp. 142,907
2,132 EnPro Industries, Inc. 258,377
1,739 Esab Corp. 122,113
2,512 ESCO Technologies, Inc. 262,353
6,016 Federal Signal Corp. 359,336
12,072 Flowserve Corp. 480,103
4,515 Franklin Electric Co., Inc. 402,873
11,667 Gates Industrial Corp. plc* 135,454
2,514 Gencor Industries, Inc.* 35,523
1,794 Gorman-Rupp Co. (The) 59,023
459 Graham Corp.* 7,619
3,262 Greenbrier Cos., Inc. (The) 130,480
3,325 Helios Technologies, Inc. 184,471
4,894 Hillenbrand, Inc. 207,065
1,170 Hurco Cos., Inc. 26,243
1,014 Hyster-Yale Materials Handling, Inc., Class A 45,204
219 ITT, Inc. 21,442
2,996 John Bean Technologies Corp. 314,999
951 Kadant, Inc. 214,498
7,094 Kennametal, Inc. 176,499
1,529 L.B. Foster Co., Class A* 28,913

AZL DFA U.S. Small Cap Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Machinery, continued
1,158 Lindsay Corp. $ 136,273
3,189 Luxfer Holdings plc 41,616
3,228 Manitex International, Inc.* 15,075
2,653 Manitowoc Co., Inc. (The)* 39,928
589 Mayville Engineering Co., Inc.* 6,461
1,424 Miller Industries, Inc. 55,835
5,226 Mueller Industries, Inc. 392,786
15,526 Mueller Water Products, Inc., Class A 196,870
3,562 NN, Inc.* 6,625
920 Omega Flex, Inc. 72,432
2,691 Oshkosh Corp. 256,802
723 P&F Industries, Inc., Class A 4,808
1,229 Park-Ohio Holdings Corp. 24,469
3,123 Proto Labs, Inc.* 82,447
235 RBC Bearings, Inc.* 55,021
6,810 REV Group, Inc. 108,960
3,869 Shyft Group, Inc. (The) 57,919
3,392 SPX Technologies, Inc.* 276,109
1,282 Standex International Corp. 186,775
466 Taylor Devices, Inc.* 9,926
1,821 Tennant Co. 135,027
6,393 Terex Corp. 368,365
3,793 Timken Co. (The) 278,748
7,811 Titan International, Inc.* 104,902
8,005 Trinity Industries, Inc. 194,922
1,747 Twin Disc, Inc.* 23,969
4,168 Wabash National Corp. 88,028
2,727 Watts Water Technologies, Inc., Class A 471,280
9,832,754
Marine Transportation ( 0 .4% ):
9,113 Costamare, Inc. 87,667
290 Eagle Bulk Shipping, Inc.^ 12,189
315 Eneti, Inc. 3,175
5,401 Genco Shipping & Trading, Ltd. 75,560
4,186 Kirby Corp.* 346,601
3,488 Matson, Inc. 309,455
834,647
Media ( 0 .7% ):
6,248 Altice U.S.A., Inc., Class A* 20,431
3,441 AMC Networks, Inc., Class A* 40,535
3,595 Boston Omaha Corp., Class A* 58,922
1,276 Cardlytics, Inc.* 21,054
7,836 comScore, Inc.* 4,810
198 Daily Journal Corp.* 58,212
976 DallasNews Corp. 4,490
6,737 E.W. Scripps Co. (The), Class A* 36,919
10,295 Entravision Communications Corp., Class A 37,577
5,880 Gannett Co, Inc.* 14,406
7,507 Gray Television, Inc. 51,948
1,608 iHeartMedia, Inc., Class A* 5,081
5,763 Integral Ad Science Holding Corp.* 68,522
5,004 John Wiley & Sons, Inc., Class A 185,999
5,805 Magnite, Inc.* 43,770
348 Marchex, Inc., Class B* 505
3,785 New York Times Co. (The), Class A 155,942
580 Nexstar Media Group, Inc. 83,155
2,614 PubMatic, Inc., Class A* 31,629
3,440 Scholastic Corp. 131,202
1,907 Sinclair, Inc. 21,396
Shares Value
Common Stocks, continued
Media, continued
7,113 Stagwell, Inc.* $ 33,360
3,284 TechTarget, Inc.* 99,702
10,206 TEGNA, Inc. 148,701
3,183 Thryv Holdings, Inc.* 59,745
4,009 WideOpenWest, Inc.* 30,669
1,448,682
Metals & Mining ( 2 .0% ):
1,395 Alpha Metallurgical Resources, Inc. 362,323
2,124 Ampco-Pittsburgh Corp.* 5,586
1,338 Ascent Industries Co.* 11,868
12,085 ATI, Inc.* 497,298
5,088 Carpenter Technology Corp. 341,964
11,193 Century Aluminum Co.* 80,478
27,193 Coeur Mining, Inc.* 60,368
10,801 Commercial Metals Co. 533,677
4,390 Compass Minerals International, Inc. 122,701
15,692 Ferroglobe plc* 81,598
515 Fortitude Gold Corp. 3,080
1,311 Haynes International, Inc. 60,988
49,711 Hecla Mining Co. 194,370
754 Kaiser Aluminum Corp. 56,746
2,086 Materion Corp. 212,584
937 McEwen Mining, Inc.* 6,091
9,300 MP Materials Corp.* 177,630
665 Olympic Steel, Inc. 37,380
4,149 Ryerson Holding Corp. 120,694
2,862 Schnitzer Steel Industries, Inc., Class A 79,707
6,647 SunCoke Energy, Inc. 67,467
4,513 TimkenSteel Corp.* 98,022
2,908 Tredegar Corp. 15,732
9,051 United States Steel Corp. 293,977
1,458 Universal Stainless & Alloy Products, Inc.* 19,114
2,207 Warrior Met Coal, Inc. 112,734
5,427 Worthington Industries, Inc. 335,497
3,989,674
Multi-Utilities ( 0 .5% ):
7,691 Avista Corp. 248,958
6,714 Black Hills Corp. 339,661
5,832 NorthWestern Corp. 280,286
2,008 Unitil Corp. 85,762
954,667
Oil, Gas & Consumable Fuels ( 5 .0% ):
2,827 Amplify Energy Corp.* 20,778
49,383 Antero Midstream Corp. 591,608
1,868 Arch Resources, Inc. 318,793
3,948 Ardmore Shipping Corp. 51,363
9,758 Berry Corp. 80,016
5,609 California Resources Corp. 314,160
4,863 Callon Petroleum Co.* 190,241
882 Centrus Energy Corp., Class A* 50,062
735 Chord Energy Corp. 119,121
309 Civitas Resources, Inc. 24,989
21,990 Clean Energy Fuel Corp.* 84,222
17,318 CNX Resources Corp.* 391,040
17,410 Comstock Resources, Inc. 192,032
3,124 CONSOL Energy, Inc. 327,739
8,027 CVR Energy, Inc. 273,159
6,942 Delek US Holdings, Inc. 197,222

AZL DFA U.S. Small Cap Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
3,982 Denbury, Inc.* $ 390,276
17,465 DHT Holdings, Inc. 179,890
4,504 Dorian LPG, Ltd. 129,400
2,631 DT Midstream, Inc. 139,233
3,174 Earthstone Energy, Inc., Class A* 64,242
35,592 Enlink Midstream LLC 434,934
15,991 Equitrans Midstream Corp. 149,836
2,943 Evolution Petroleum Corp. 20,130
5,232 Green Plains, Inc.* 157,483
741 Gulfport Energy Corp.* 87,927
3,562 International Seaways, Inc. 160,290
1,875 Kinetik Holdings, Inc. 63,281
35,919 Kosmos Energy, Ltd.* 293,817
13,505 Magnolia Oil & Gas Corp., Class A 309,400
4,763 Matador Resources Co. 283,303
8,623 Murphy Oil Corp. 391,053
245 NACCO Industries, Inc., Class A 8,592
2,052 New Fortress Energy, Inc. 67,265
19,107 Nordic American Tankers, Ltd. 78,721
897 Northern Oil and Gas, Inc. 36,086
5,300 Overseas Shipholding Group, Inc., Class A* 23,267
5,769 Par Pacific Holdings, Inc.* 207,338
10,581 PBF Energy, Inc., Class A 566,401
11,090 Peabody Energy Corp. 288,229
16,331 Permian Resources Corp. 227,981
2,410 PHX Minerals, Inc. 8,772
6 PrimeEnergy Resources Corp.* 696
5,480 Range Resources Corp. 177,607
1,817 REX American Resources Corp.* 73,988
4,515 SandRidge Energy, Inc. 70,705
4,942 Scorpio Tankers, Inc. 267,461
11,301 SFL Corp., Ltd. 126,006
632 SilverBow Resources, Inc.* 22,607
3,500 Sitio Royalties Corp., Class A 84,735
12,500 SM Energy Co. 495,625
40,654 Southwestern Energy Co.* 262,218
8,844 Talos Energy, Inc.* 145,395
6,156 Teekay Shipping Corp.* 37,983
2,668 Teekay Tankers, Ltd., Class A 111,069
1,542 Vital Energy, Inc.* 85,458
11,767 W&T Offshore, Inc.* 51,539
6,179 World Kinect Corp. 138,595
10,145,379
Paper & Forest Products ( 0 .3% ):
1,958 Clearwater Paper Corp.* 70,978
3,299 Glatfelter Corp.* 6,598
6,566 Louisiana-Pacific Corp. 362,903
7,454 Mercer International, Inc. 63,955
851 Sylvamo Corp. 37,393
541,827
Passenger Airlines ( 0 .6% ):
8,790 Alaska Air Group, Inc.* 325,933
1,917 Allegiant Travel Co. 147,341
1,769 Copa Holdings SA, Class A 157,653
1,436 Frontier Group Holdings, Inc.* 6,950
6,778 Hawaiian Holdings, Inc.* 42,905
25,978 JetBlue Airways Corp.* 119,499
4,173 SkyWest, Inc.* 175,016
7,810 Spirit Airlines, Inc. 128,865
Shares Value
Common Stocks, continued
Passenger Airlines, continued
2,159 Sun Country Airlines Holdings, Inc.* $ 32,039
1,136,201
Personal Care Products ( 1 .0% ):
3,738 Beauty Health Co. (The)* 22,503
10,969 BellRing Brands, Inc.* 452,252
5,305 Edgewell Personal Care Co. 196,073
4,383 elf Beauty, Inc.* 481,385
4,508 Herbalife, Ltd.* 63,067
3,068 Inter Parfums, Inc. 412,155
900 Lifevantage Corp. 5,805
1,046 Medifast, Inc. 78,293
1,387 Natural Alternatives International, Inc.* 9,002
369 Natural Health Trends Corp. 1,974
3,181 Natures Sunshine Products, Inc.* 52,709
4,261 Nu Skin Enterprises, Inc., Class A 90,376
340 United-Guardian, Inc. 2,560
1,873 USANA Health Sciences, Inc.* 109,776
1,977,930
Pharmaceuticals ( 1 .2% ):
1,113 Aclaris Therapeutics, Inc.* 7,624
9,876 Amneal Pharmaceuticals, Inc.* 41,677
5,537 Amphastar Pharmaceuticals, Inc.* 254,647
1,824 ANI Pharmaceuticals, Inc.* 105,901
464 Arvinas, Inc.* 9,113
1,693 Assertio Holdings, Inc.* 4,334
2,880 Cara Therapeutics, Inc.* 4,838
327 Catalent, Inc.* 14,888
3,130 Collegium Pharmaceutical, Inc.* 69,956
8,031 Corcept Therapeutics, Inc.* 218,805
3,415 Cumberland Pharmaceuticals, Inc.* 6,454
5,512 Cymabay Therapeutics, Inc.* 82,184
3,833 Elanco Animal Health, Inc.* 43,083
1,163 EyePoint Pharmaceuticals, Inc.*^ 9,292
4,130 Harmony Biosciences Holdings, Inc.* 135,340
1,617 Harrow, Inc.* 23,236
7,015 Innoviva, Inc.* 91,125
1,693 Ligand Pharmaceuticals, Inc.* 101,445
10,744 Nektar Therapeutics* 6,399
882 NGM Biopharmaceuticals, Inc.* 944
7,543 Organon & Co. 130,947
4,377 Pacira BioSciences, Inc.* 134,286
6,939 Perrigo Co. plc 221,701
2,388 Phibro Animal Health Corp., Class A 30,495
5,147 Prestige Consumer Healthcare, Inc.* 294,357
420 Relmada Therapeutics, Inc.* 1,260
911 scPharmaceuticals, Inc.*^ 6,486
5,073 SIGA Technologies, Inc. 26,633
5,644 Supernus Pharmaceuticals, Inc.* 155,605
2,116 Taro Pharmaceutical Industries, Ltd.* 79,794
3,288 Terns Pharmaceuticals, Inc.* 16,539
352 Ventyx Biosciences, Inc.* 12,225
2,341,613
Professional Services ( 2 .7% ):
2,509 Alight, Inc., Class A* 17,789
4,732 ASGN, Inc.* 386,510
935 Asure Software, Inc.* 8,845
907 Barrett Business Services, Inc. 81,848
558 CACI International, Inc., Class A* 175,173

AZL DFA U.S. Small Cap Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Professional Services, continued
4,705 CBIZ, Inc.* $ 244,190
3,175 Clarivate plc* 21,304
909 Concentrix Corp. 72,820
24,230 Conduent, Inc.* 84,320
490 CRA International, Inc. 49,372
3,046 CSG Systems International, Inc. 155,712
9,712 Dun & Bradstreet Holdings, Inc. 97,023
15,546 ExlService Holdings, Inc.* 435,910
4,462 Exponent, Inc. 381,947
2,635 Forrester Research, Inc.* 76,151
1,460 Franklin Covey Co.* 62,663
1,145 Genpact, Ltd. 41,449
2,543 Heidrick & Struggles International, Inc. 63,626
1,095 HireRight Holdings Corp.* 10,413
2,057 Huron Consulting Group, Inc.* 214,257
1,077 IBEX Holdings, Ltd.* 16,640
1,985 ICF International, Inc. 239,808
3,016 Insperity, Inc. 294,362
668 KBR, Inc. 39,372
3,977 Kelly Services, Inc., Class A 72,342
1,724 Kforce, Inc. 102,854
5,109 Korn Ferry 242,371
2,210 Legalzoom.com, Inc.* 24,177
1,919 ManpowerGroup, Inc. 140,701
1,332 Mastech Digital, Inc.* 11,988
3,715 Maximus, Inc. 277,436
3,943 Mistras Group, Inc.* 21,489
1,688 NV5 Global, Inc.* 162,436
1,117 Paycor HCM, Inc.* 25,501
10,167 Planet Labs PBC* 26,434
4,105 Resources Connection, Inc. 61,206
3,126 Science Applications International Corp. 329,918
1,400 TaskUS, Inc., Class A* 14,532
2,657 TriNet Group, Inc.* 309,487
4,565 TrueBlue, Inc.* 66,969
4,590 TTEC Holdings, Inc. 120,350
1,200 Upwork, Inc.* 13,632
8,419 Verra Mobility Corp.* 157,435
505 Willdan Group, Inc.* 10,317
5,463,079
Real Estate Management & Development ( 0 .8% ):
1,580 AMREP Corp.* 26,580
3,740 Anywhere Real Estate, Inc.* 24,048
395 CKX Lands, Inc.* 5,182
10,668 Compass, Inc., Class A* 30,937
15,704 Cushman & Wakefield plc* 119,665
12,237 Douglas Elliman, Inc. 27,656
913 eXp World Holdings, Inc. 14,827
1,627 Five Point Holdings LLC, Class A* 4,832
5,226 Forestar Group, Inc.* 140,788
971 FRP Holdings, Inc.* 52,405
4,346 Howard Hughes Holdings, Inc.* 322,169
10 J.W. Mays, Inc.* 474
14,336 Kennedy-Wilson Holdings, Inc. 211,313
3,651 Marcus & Millichap, Inc. 107,120
1,035 Maui Land & Pineapple Co., Inc.* 13,714
17,049 Newmark Group, Inc. 109,625
1,207 Rafael Holdings, Inc., Class B* 2,293
688 RE/MAX Holdings, Inc., Class A 8,903
Shares Value
Common Stocks, continued
Real Estate Management & Development, continued
2,198 RMR Group, Inc. (The), Class A $ 53,895
5,902 St Joe Co. (The) 320,656
308 Stratus Properties, Inc.* 8,439
3,773 Tejon Ranch Co.* 61,198
1,666,719
Semiconductors & Semiconductor Equipment ( 3 .3% ):
1,931 Aehr Test Systems* 88,247
1,752 Allegro MicroSystems, Inc.* 55,959
2,944 Alpha & Omega Semiconductor, Ltd.* 87,849
3,209 Ambarella, Inc.* 170,173
12,931 Amkor Technology, Inc. 292,241
1,301 Amtech Systems, Inc.* 9,914
3,466 Axcelis Technologies, Inc.* 565,131
2,777 AXT, Inc.* 6,665
2,382 CEVA, Inc.* 46,187
5,283 Cirrus Logic, Inc.* 390,731
4,518 Cohu, Inc.* 155,600
1,506 Credo Technology Group Holding, Ltd.* 22,967
4,444 Diodes, Inc.* 350,365
2,057 Everspin Technologies, Inc.* 20,220
7,567 FormFactor, Inc.* 264,391
4,679 GSI Technology, Inc.* 12,680
3,150 Ichor Holdings, Ltd.* 97,524
1,349 inTEST Corp.* 20,464
5,112 Kulicke & Soffa Industries, Inc. 248,597
4,502 MACOM Technology Solutions Holdings, Inc.* 367,273
4,444 MagnaChip Semiconductor Corp.* 36,930
8,358 MaxLinear, Inc., Class A* 185,965
739 NVE Corp. 60,701
5,176 Onto Innovation, Inc.* 660,044
3,918 PDF Solutions, Inc.* 126,943
2,693 Photronics, Inc.* 54,426
2,109 Pixelworks, Inc.* 2,383
5,575 Power Integrations, Inc. 425,428
9,084 Rambus, Inc.* 506,796
5,490 Semtech Corp.* 141,367
2,296 Silicon Laboratories, Inc.* 266,083
463 SiTime Corp.* 52,898
2,252 SMART Global Holdings, Inc.* 54,836
3,563 Synaptics, Inc.* 318,675
4,350 Ultra Clean Holdings, Inc.* 129,064
1,328 Universal Display Corp. 208,483
4,871 Veeco Instruments, Inc.* 136,924
6,641,124
Software ( 3 .5% ):
8,280 A10 Networks, Inc. 124,448
10,518 ACI Worldwide, Inc.* 237,286
10,694 Adeia, Inc. 114,212
2,579 Agilysys, Inc.* 170,627
5,238 Alarm.com Holdings, Inc.* 320,251
4,311 Altair Engineering, Inc., Class A* 269,696
5,064 American Software, Inc., Class A 58,033
796 Appfolio, Inc., Class A* 145,374
1,884 AvePoint, Inc.* 12,661
2,785 Aware, Inc.* 3,843
5,500 Blackbaud, Inc.* 386,760
12,665 Box, Inc., Class A* 306,620
1,432 Braze, Inc., Class A* 66,917
3,634 CCC Intelligent Solutions Holdings, Inc.* 48,514

AZL DFA U.S. Small Cap Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Software, continued
2,942 Cerence, Inc.* $ 59,929
7,140 Cleanspark, Inc.* 27,203
3,799 Cognyte Software, Ltd.* 18,273
4,305 CommVault Systems, Inc.* 291,061
2,247 Consensus Cloud Solutions, Inc.* 56,580
7,972 DoubleVerify Holdings, Inc.* 222,817
5,396 E2open Parent Holdings, Inc.* 24,498
3,520 Ebix, Inc. 34,778
1,400 eGain Corp.* 8,582
2,921 EngageSmart, Inc.* 52,549
4,266 Envestnet, Inc.* 187,832
1,893 Everbridge, Inc.* 42,441
5,067 Freshworks, Inc., Class A* 100,935
314 Gitlab, Inc., Class A* 14,199
2,787 Guidewire Software, Inc.* 250,830
2,645 HashiCorp, Inc., Class A* 60,385
1,398 Informatica, Inc., Class A* 29,456
1,029 Intapp, Inc.* 34,492
2,755 InterDigital, Inc. 221,061
6,619 Jamf Holding Corp.* 116,892
4,429 Jfrog, Ltd.* 112,319
7,300 LiveRamp Holdings, Inc.* 210,532
4,264 Matterport, Inc.* 9,253
4,178 Mitek Systems, Inc.* 44,788
1,326 Model N, Inc.* 32,368
543 nCino, Inc.* 17,267
11,365 NCR Corp.* 306,514
4,082 Olo, Inc., Class A* 24,737
2,642 ON24, Inc. 16,724
3,431 OneSpan, Inc.* 36,883
5,793 PowerSchool Holdings, Inc.* 131,269
3,574 Progress Software Corp. 187,921
293 Q2 Holdings, Inc.* 9,455
3,599 Qualys, Inc.* 549,028
7,922 Rimini Street, Inc.* 17,428
3,449 Sapiens International Corp. NV 98,055
921 SentinelOne, Inc., Class A* 15,528
539 Shotspotter, Inc.* 9,648
1,900 Smith Micro Software, Inc.* 2,299
5,797 SolarWinds Corp.* 54,724
2,369 Sprinklr, Inc., Class A* 32,787
2,387 SPS Commerce, Inc.* 407,246
3,280 Synchronoss Technologies, Inc.* 3,149
8,393 Teradata Corp.* 377,853
3,856 Terawulf, Inc.* 4,859
870 Upland Software, Inc.* 4,019
1,147 Varonis Systems, Inc.* 35,029
6,778 Verint Systems, Inc.* 155,826
3,188 Xperi, Inc.* 31,434
2,304 Yext, Inc.* 14,584
7,073,561
Specialty Retail ( 3 .1% ):
1,021 1-800-Flowers.com, Inc., Class A* 7,147
3,889 Aaron's Co., Inc. (The) 40,718
5,464 Abercrombie & Fitch Co., Class A* 308,006
6,758 Academy Sports & Outdoors, Inc. 319,451
19,518 American Eagle Outfitters, Inc. 324,194
840 America's Car-Mart, Inc.* 76,432
1,082 Arhaus, Inc.* 10,063
Shares Value
Common Stocks, continued
Specialty Retail, continued
4,214 Arko Corp. $ 30,130
1,941 Asbury Automotive Group, Inc.* 446,566
1,482 AutoNation, Inc.* 224,375
5,705 Barnes & Noble Education, Inc.* 6,218
1,634 Big 5 Sporting Goods Corp. 11,454
3,059 Boot Barn Holdings, Inc.* 248,360
3,986 Buckle, Inc. (The) 133,093
1,732 Build-A-Bear Workshop, Inc. 50,938
4,212 Caleres, Inc. 121,137
407 Camping World Holdings, Inc., Class A 8,307
2,166 CarParts.com, Inc.* 8,924
1,799 Cato Corp. (The), Class A 13,780
15,144 Chico's FAS, Inc.* 113,277
1,618 Children's Place, Inc. (The)* 43,735
1,682 Citi Trends, Inc.* 37,374
2,251 Conn's, Inc.* 8,891
4,201 Container Store Group, Inc. (The)* 9,452
5,322 Designer Brands, Inc., Class A 67,376
4,253 Destination XL Group, Inc.* 19,053
738 Duluth Holdings, Inc., Class B* 4,435
9,025 Foot Locker, Inc. 156,584
3,793 GameStop Corp., Class A*^ 62,433
8,222 Gap, Inc. (The) 87,400
1,751 Genesco, Inc.* 53,966
753 Group 1 Automotive, Inc. 202,339
4,262 Guess?, Inc.^ 92,230
1,984 Haverty Furniture Cos., Inc. 57,099
1,265 Hibbett, Inc. 60,100
861 J. Jill, Inc.* 25,486
1,300 Lands' End, Inc.* 9,711
8,685 Leslie's, Inc.* 49,157
1,529 LL Flooring Holdings, Inc.* 4,847
1,251 MarineMax, Inc.* 41,058
3,233 Monro, Inc. 89,780
1,446 Murphy U.S.A., Inc. 494,142
8,004 National Vision Holdings, Inc.* 129,505
2,301 ODP Corp. (The)* 106,191
443 OneWater Marine, Inc.* 11,350
1,022 Overstock.com, Inc.* 16,168
159 Penske Automotive Group, Inc. 26,563
3,370 PetMed Express, Inc. 34,542
2,414 Revolve Group, Inc.* 32,855
9,361 Sally Beauty Holdings, Inc.* 78,445
3,524 Shoe Carnival, Inc. 84,682
3,947 Signet Jewelers, Ltd. 283,434
2,863 Sleep Number Corp.* 70,401
1,077 Sonic Automotive, Inc., Class A 51,437
5,038 Sportsman's Warehouse Holdings, Inc.* 22,621
3,300 Stitch Fix, Inc., Class A* 11,385
1,307 Tile Shop Holdings, Inc.* 7,175
2,271 Tilly's, Inc., Class A* 18,440
5,782 Upbound Group, Inc. 170,280
9,674 Urban Outfitters, Inc.* 316,243
8,308 Valvoline, Inc. 267,850
3,486 Victoria's Secret & Co.* 58,146
924 Warby Parker, Inc., Class A* 12,160
393 Winmark Corp. 146,640
2,194 Zumiez, Inc.* 39,053
6,174,784

AZL DFA U.S. Small Cap Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals ( 0 .2% ):
1,308 AstroNova, Inc.* $ 16,350
4,082 Avid Technology, Inc.* 109,683
1,518 Immersion Corp. 10,034
1,673 Intevac, Inc.* 5,203
6,812 Stratasys, Ltd.* 92,711
1,590 TransAct Technologies, Inc.* 10,208
600 Turtle Beach Corp.* 5,445
9,858 Xerox Holdings Corp. 154,672
404,306
Textiles, Apparel & Luxury Goods ( 1 .2% ):
4,805 Capri Holdings, Ltd.* 252,791
3,286 Carter's, Inc. 227,227
4,005 Columbia Sportswear Co. 296,770
1,364 Crocs, Inc.* 120,346
2,291 Culp, Inc.* 12,784
2,091 Fossil Group, Inc.* 4,307
5,172 G-III Apparel Group, Ltd.* 128,886
5,770 Hanesbrands, Inc. 22,849
4,221 Kontoor Brands, Inc. 185,344
816 Lakeland Industries, Inc. 12,297
4,068 Levi Strauss & Co., Class A 55,243
1,625 Movado Group, Inc. 44,444
1,432 Oxford Industries, Inc. 137,658
3,974 PVH Corp. 304,051
674 Rocky Brands, Inc. 9,908
7,619 Steven Madden, Ltd. 242,056
418 Superior Group of Cos., Inc. 3,252
860 Tapestry, Inc. 24,725
11,206 Under Armour, Inc., Class A* 76,761
11,499 Under Armour, Inc., Class C* 73,363
957 Unifi, Inc.* 6,795
1,916 Vera Bradley, Inc.* 12,665
1,928 VF Corp. 34,068
6,915 Wolverine World Wide, Inc. 55,735
2,344,325
Tobacco ( 0 .1% ):
763 Turning Point Brands, Inc. 17,618
2,298 Universal Corp. 108,489
14,238 Vector Group, Ltd. 151,492
277,599
Trading Companies & Distributors ( 2 .7% ):
11,010 Air Lease Corp. 433,904
3,201 Alta Equipment Group, Inc. 38,604
3,574 Applied Industrial Technologies, Inc. 552,576
6,536 Beacon Roofing Supply, Inc.* 504,383
1,151 BlueLinx Holdings, Inc.* 94,486
2,610 Boise Cascade Co. 268,934
2,282 DXP Enterprises, Inc.* 79,733
1,975 EVI Industries, Inc.*^ 49,019
3,079 GATX Corp. 335,088
4,153 Global Industrial Co. 139,125
1,159 GMS, Inc.* 74,141
2,840 H&E Equipment Services, Inc. 122,660
2,373 Herc Holdings, Inc. 282,245
2,500 Hudson Technologies, Inc.* 33,250
2,374 McGrath RentCorp 237,970
9,914 MRC Global, Inc.* 101,618
4,207 MSC Industrial Direct Co., Inc. 412,917
Shares Value
Common Stocks, continued
Trading Companies & Distributors, continued
11,473 NOW, Inc.* $ 136,185
5,493 Rush Enterprises, Inc., Class A 224,279
1,314 Rush Enterprises, Inc., Class B 59,511
681 SiteOne Landscape Supply, Inc.* 111,309
4,207 Textainer Group Holdings, Ltd. 156,711
2,818 Titan Machinery, Inc.* 74,902
949 Transcat, Inc.* 92,974
6,285 Triton International, Ltd. 518,978
1,384 Veritiv Corp. 233,758
576 WESCO International, Inc. 82,840
5,452,100
Water Utilities ( 0 .5% ):
3,603 American States Water Co. 283,484
933 Artesian Resources Corp., Class A 39,177
5,298 California Water Service Group 250,648
1,256 Consolidated Water Co., Ltd. 35,721
1,823 Middlesex Water Co. 120,774
3,435 Pure Cycle Corp.* 32,976
3,168 SJW Group 190,428
1,701 York Water Co. (The) 63,770
1,016,978
Wireless Telecommunication Services ( 0 .3% ):
8,428 Gogo, Inc.* 100,546
5,245 Shenandoah Telecommunications Co. 108,099
2,722 Spok Holdings, Inc. 38,843
11,047 Telephone and Data Systems, Inc. 202,271
3,950 United States Cellular Corp.*^ 169,731
619,490
Total Common Stocks (Cost $190,825,501) 202,150,973
Preferred Stocks ( 0 .0%
†
):
Media ( 0 .0%
†
):
430 Liberty Broadband Corp., Series A 9,718
Trading Companies & Distributors ( 0 .0%
†
):
2,540 WESCO International, Inc., Series A, 1.42% 67,081
Total Preferred Stocks (Cost $70,827) 76,799
Rights ( 0 .0%
†
):
Biotechnology ( 0 .0%
†
):
1,262 Albireo Pharma, Inc. CVR, Expires on 3/2/26* 2,035
5,276 Chinook Therapeutics CVR, Expires on 1/1/26* 2,058
2,004 Chinook Therapeutics CVR, Expires on 12/31/49* 5,270
9,363
Energy Equipment & Services ( 0 .0%
†
):
5,401 Resolute Fst CVR, Expires on 1/1/26* 2,876
Health Care Providers & Services ( 0 .0%
†
):
8,857 Achillion Pharm CVR, Expires on 1/29/49* 2,391
8,452 Xeris BioPharma Hold CVR, Expires on 10/6/49* 2,431
4,822
Household Products ( 0 .0%
†
):
9,500 Spectrum - Crv CVR, Expires on 1/1/26* 148
Trading Companies & Distributors ( 0 .0%
†
):
79 Communications Systems I CVR, Expires on 1/1/29* 249
Total Rights (Cost $–) 17,458

AZL DFA U.S. Small Cap Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of September 30, 2023 .
Shares Value
Short-Term Security Held as Collateral for Securities on Loan
( 0 .5% ):
$ 1,089,290 BlackRock Liquidity FedFund, Institutional Class,
4.36%(b)(c) $ 1,089,290
Total Short-Term Security Held as Collateral for Securities on Loan
(Cost $1,089,290) 1,089,290
Total Investment Securities
(Cost $191,985,618) — 100.6% 203,334,520
Net other assets (liabilities) — (0.6)% (1,298,354)
Net Assets — 100.0% $ 202,036,166
CVR - Contingency Valued Rights
^ This security or a partial position of this security was on loan as of September 30, 2023. The total value of securities on loan as of September 30, 2023 was $1,068,332.
† Represents less than 0.05%.
* Non-income producing security.
(a) Security was valued using significant unobservable inputs as of September 30, 2023.
(b) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2023.
(c) The rate represents the effective yield at September 30, 2023.
Amounts shown as “—“ are either $0 or round to less than $1.

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Asset Backed Securities ( 8 .0% ):
$ 4,635,000 American Express Credit Account Master Trust,
Class A, Series 2023-1, 4.87%, 5/15/28 $ 4,573,607
3,294,000 American Express Credit Account Master Trust,
Class A, Series 2023-2, 4.80%, 5/15/30 3,227,762
329,000 American Express Credit Account Master Trust,
Class A, Series 2022-3, 3.75%, 8/16/27 318,296
2,201,677 American Homes 4 Rent LLC, Class A, Series 2014-
SFR3, 3.68%, 12/17/36(a) 2,140,987
6,894,000 BA Credit Card Trust, Class A1, Series 2023-A1,
4.79%, 5/15/28 6,799,031
522,000 BA Credit Card Trust, Class A2, Series 2022-A2,
5.00%, 4/17/28 516,771
1,640,000 Benchmark Mortgage Trust, Class A4, Series 2018-
B7, 4.51%, 11/15/51, Callable 11/15/28 @ 100 1,528,132
2,031,000 BMW Vehicle Owner Trust, Class A3, Series 2023-
A, 5.47%, 2/25/28, Callable 12/25/26 @ 100 2,023,641
1,070,000 Capital One Multi-Asset Execution Trust, Class A2,
Series 2021-A2, 1.39%, 7/15/30 893,419
225,000 Capital One Multi-Asset Execution Trust, Class A,
Series 2022-A2, 3.49%, 5/15/27 217,339
4,827,000 Capital One Multi-Asset Execution Trust, Class A,
Series 2023-A1, 4.42%, 5/15/28 4,710,120
1,612,000 Carmax Auto Owner Trust, Class A3, Series 2022-4,
5.34%, 8/16/27, Callable 5/15/26 @ 100 1,597,512
1,018,000 Carmax Auto Owner Trust, Class A3, Series 2023-2,
5.05%, 1/18/28, Callable 6/15/26 @ 100 1,005,004
3,054,000 Carmax Auto Owner Trust, Class A3, Series 2023-3,
5.28%, 5/15/28, Callable 10/15/26 @ 100 3,030,637
522,347 CarMax Auto Owner Trust, Class A2A, Series 2022-
2, 2.81%, 5/15/25 520,922
3,109,000 Chesapeake Funding II LLC, Class A1, Series 2023-
2A, 6.16%, 10/15/35(a) 3,107,664
1,675,860 College Ave Student Loans LLC, Class A2, Series
2023-A, 5.33%, 5/25/55, Callable 4/25/37 @ 100(a) 1,611,123
127,899 College Ave Student Loans LLC, Class A1, Series
2021-A, 6.53%(TSFR1M+121bps), 7/25/51,
Callable 2/25/32 @ 100(a) 126,399
882,366 College Ave Student Loans LLC, Class A2, Series
2021-C, 2.32%, 7/26/55, Callable 12/25/34 @
100(a) 743,764
935,246 College Avenue Student Loans LLC, Class A2, Series
2021-B, 1.76%, 6/25/52, Callable 1/25/34 @ 100(a) 798,354
3,400,000 Credit Acceptance Auto Loan Trust, Class A, Series
2021-4, 1.26%, 10/15/30, Callable 5/15/25 @
100(a) 3,299,864
1,248,724 Credit Acceptance Auto Loan Trust, Class A, Series
2021-3A, 1.00%, 5/15/30, Callable 11/15/24 @
100(a) 1,221,990
1,270,194 Credit Acceptance Auto Loan Trust, Class A, Series
2021-2A, 0.96%, 2/15/30, Callable 9/15/24 @
100(a) 1,254,708
5,359,000 Discover Card Execution Note Trust, Class A, Series
2023-A1, 4.31%, 3/15/28 5,218,767
1,015,000 Discover Card Execution Note Trust, Class A, Series
2023-A2, 4.93%, 6/15/28 1,002,934
386,886 EDvestinU Private Education Loan Issue No 3 LLC,
Class A, Series 2021-A, 1.80%, 11/25/45(a) 340,770
773,000 Enterprise Fleet Financing LLC, Class A3, Series
2022-3, 4.29%, 7/20/29, Callable 2/20/26 @ 100(a) 739,832
Principal Amount Value
Asset Backed Securities, continued
$ 1,522,000 Enterprise Fleet Financing LLC, Class A3, Series
2023-2, 5.50%, 4/22/30, Callable 2/20/27 @ 100(a) $ 1,504,091
7,056,000 Enterprise Fleet Financing LLC, Class A2, Series
2023-2, 5.56%, 4/22/30, Callable 2/20/27 @ 100(a) 7,003,373
3,637,000 Ford Credit Auto Owner Trust, Class A3, Series
2023-B, 5.23%, 5/15/28, Callable 11/15/26 @ 100 3,611,032
917,000 Ford Credit Auto Owner Trust, Class A3, Series
2022-D, 5.27%, 5/17/27, Callable 6/15/26 @ 100 912,389
7,548,000 Ford Credit Auto Owner Trust, Class A, Series 2023-
1, 4.85%, 8/15/35, Callable 2/15/28 @ 100(a) 7,335,424
8,272,000 Ford Credit Auto Owner Trust, Class A, Series 2023-
2, 5.28%, 2/15/36, Callable 8/15/28 @ 100(a) 8,122,438
12,119,000 Ford Credit Floorplan Master Owner Trust A, Class
A1, Series 2023-1, 4.92%, 5/15/28(a) 11,901,837
4,571,000 GM Financial Consumer Automobile Receivables
Trust, Class A3, Series 2023-3, 5.45%, 6/16/28,
Callable 1/16/27 @ 100 4,561,898
1,704,000 GMF Floorplan Owner Revolving Trust, Class A,
Series 2023-2, 5.34%, 6/17/30(a) 1,684,644
398,202 Goodleap Sustainable Home Solutions Trust, Class
A, Series 2022-1GS, 2.70%, 1/20/49, Callable
10/20/39 @ 100(a) 312,101
2,435,294 Goodleap Sustainable Home Solutions Trust, Class
A, Series 2023-3C, 6.50%, 7/20/55, Callable
12/20/39 @ 100(a) 2,395,716
1,542,430 GoodLeap Sustainable Home Solutions Trust, Class
A, Series 2021-4GS, 1.93%, 7/20/48, Callable
9/20/41 @ 100(a) 1,168,061
844,844 GoodLeap Sustainable Home Solutions Trust, Class
A, Series 2021-5CS, 2.31%, 10/20/48, Callable
5/20/41 @ 100(a) 639,255
1,787,325 GoodLeap Sustainable Home Solutions Trust, Class
A, Series 2022-3CS, 4.95%, 7/20/49, Callable
5/20/40 @ 100(a) 1,593,744
2,960,000 GPMT, Ltd., Class A, Series 2021-FL4,
6.79%(TSFR1M+146bps), 11/15/36, Callable
11/20/23 @ 100(a) 2,871,450
1,159,000 Honda Auto Receivables Owner Trust, Class A3,
Series 2023-2, 4.93%, 11/15/27, Callable 11/15/26
@ 100 1,144,685
2,659,000 Hyundai Auto Receivables Trust, Class A3, Series
2023-B, 5.48%, 4/17/28, Callable 10/15/27 @ 100 2,655,209
8,044,000 John Deere Owner Trust, Class A3, Series 2023-B,
5.18%, 3/15/28, Callable 3/15/27 @ 100 7,975,564
1,390,000 Lendmark Funding Trust, Class A, Series 2021-1A,
1.90%, 11/20/31, Callable 5/20/26 @ 100(a) 1,201,017
1,200,000 Mariner Finance Issuance Trust, Class A, Series
2021-AA, 1.86%, 3/20/36, Callable 3/20/26 @
100(a) 1,061,264
156,000 Mercedes-Benz Auto Receivables Trust, Class A3,
Series 2022-1, 5.21%, 8/16/27, Callable 5/15/26
@ 100 154,973
829,839 Mosaic Solar Loan Trust, Class A, Series 2022-2A,
4.38%, 1/21/53, Callable 1/20/37 @ 100(a) 756,624
909,684 Mosaic Solar Loan Trust, Class A, Series 2022-D,
6.16%, 6/20/53, Callable 1/20/41 @ 100(a) 883,069
882,157 Navient Private Education Loan Trust, Class A1B,
Series 2020-lA, 6.45%(TSFR1M+111bps), 4/15/69,
Callable 11/15/31 @ 100(a) 874,065

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Asset Backed Securities, continued
$ 59,952 Navient Private Education Loan Trust, Class A2A,
Series 2018-BA, 3.61%, 12/15/59, Callable 3/15/28
@ 100(a) $ 57,900
5,784,648 Navient Private Education Refi Loan Trust, Class
A, Series 2021-EA, 0.97%, 12/16/69, Callable
10/15/29 @ 100(a) 4,833,745
387,728 Navient Private Education Refi Loan Trust, Class A,
Series 2021-A, 0.84%, 5/15/69, Callable 4/15/28
@ 100(a) 334,862
4,919,935 Navient Private Education Refi Loan Trust, Class A,
Series 2023-A, 5.51%, 10/15/71, Callable 10/15/32
@ 100(a) 4,815,702
1,848,355 Navient Private Education Refi Loan Trust, Class
A2A, Series 2019-D, 3.01%, 12/15/59, Callable
8/15/31 @ 100(a) 1,733,035
1,764,737 Navient Private Education Refi Loan Trust, Class
A, Series 20-FA, 1.22%, 7/15/69, Callable 5/15/27
@ 100(a) 1,571,326
1,773,126 Navient Private Education Refi Loan Trust, Class A,
Series 2021-DA, 6.51%(PRIME-(199)bps), 4/15/60,
Callable 5/15/32 @ 100(a) 1,702,291
94,898 Navient Student Loan Trust, Class A2, Series 2018-
EA, 4.00%, 12/15/59, Callable 6/15/25 @ 100(a) 92,231
1,246,000 Navistar Financial Dealer Note Master Owner Trust
II, Class A, Series 2023-1, 6.18%, 8/25/28(a) 1,245,416
2,662,658 Nelnet Student Loan Trust, Class APT2, Series
2021-A, 1.36%, 4/20/62, Callable 9/20/29 @ 100(a) 2,392,511
3,056,077 Nelnet Student Loan Trust, Class AFL, Series 2021-
CA, 6.18%(TSFR1M+85bps), 4/20/62, Callable
8/20/31 @ 100(a) 3,005,077
5,075,573 Nelnet Student Loan Trust, Class AFL, Series 2021-
BA, 6.22%(TSFR1M+89bps), 4/20/62, Callable
7/20/29 @ 100(a) 5,016,061
6,506,000 OneMain Financial Issuance Trust, Class A, Series
2023-1A, 5.50%, 6/14/38, Callable 6/14/28 @ 100 6,355,615
6,422,000 OneMain Financial Issuance Trust, Class A2, Series
2023-2A, 6.81%(SOFR30A+150bps), 9/14/36,
Callable 9/14/26 @ 100(a) 6,421,943
3,221,000 PFS Financing Corp., Class A, Series 2023-C, 5.52%,
10/16/28(a) 3,191,047
1,400,000 PFS Financing Corp., Class A, Series 2021-A, 0.71%,
4/15/26(a) 1,361,209
7,235,000 PFS Financing Corp., Class A, Series 2023-B, 5.27%,
5/15/28(a) 7,136,036
5,039,000 PFS Financing Corp., Class A, Series 2023-1A,
5.80%, 3/15/28(a) 5,023,792
8,307,000 Porsche Financial Auto Securitization Trust, Class
A3, Series 2023-1A, 4.81%, 9/22/28, Callable
12/22/25 @ 100(a) 8,187,199
367,184 Prodigy Finance CM2021-1 DAC, Class A, Series
2021-1A, 6.68%(TSFR1M+136bps), 7/25/51,
Callable 2/25/27 @ 100(a) 362,175
2,009,000 Regional Management Issuance Trust, Class A,
Series 2021-2, 1.90%, 8/15/33, Callable 8/15/26
@ 100(a) 1,685,150
1,319,000 SMB Private Education Loan Trust, Class A1A,
Series 2023-C, 5.67%, 11/15/52, Callable 10/15/33
@ 100(a) 1,291,960
1,426,530 SMB Private Education Loan Trust, Class A1A,
Series BA, 1.29%, 7/15/53(a) 1,262,763
Principal Amount Value
Asset Backed Securities, continued
$ 490,000 SMB Private Education Loan Trust, Class B, Series
2021-A, 2.31%, 1/15/53(a) $ 445,419
239,395 SMB Private Education Loan Trust, Class A2B,
Series 2017-B, 6.20%(TSFR1M+86bps),
10/15/35(a) 236,935
969,841 SMB Private Education Loan Trust, Class APT1,
Series 2021-C, 1.39%, 1/15/53(a) 834,755
234,617 SMB Private Education Loan Trust, Class A2B,
Series 2020-A, 6.28%(TSFR1M+94bps), 9/15/37(a) 230,616
8,304,113 SMB Private Education Loan Trust, Class A1B,
Series 2023-B, 7.11%(SOFR30A+180bps),
10/16/56(a) 8,355,748
5,488,512 SMB Private Education Loan Trust, Class A1B,
Series 2022-D, 7.11%(SOFR30A+180bps),
10/15/58(a) 5,497,395
2,760,630 SMB Private Education Loan Trust, Class APT,
Series 2022-A, 2.85%, 11/16/54(a) 2,457,530
3,054,468 SMB Private Education Loan Trust, Class A2A1,
Series 2021-A, 6.18%(TSFR1M+84bps), 1/15/53(a) 3,010,852
368,696 SoFi Professional Loan Program, Class A2FX, Series
2019-B, 3.09%, 8/17/48, Callable 6/15/26 @ 100(a) 345,090
489,887 SoFi Professional Loan Program, Class AFX, Series
2020-C, 1.95%, 2/15/46, Callable 5/15/28 @ 100(a) 436,499
872,970 SoFi Professional Loan Program, Class A2FX, Series
2017-F, 2.84%, 1/25/41, Callable 7/25/25 @ 100(a) 840,640
954,451 SoFi Professional Loan Program, Class A2FX, Series
2020-A, 2.54%, 5/15/46, Callable 7/15/27 @ 100(a) 888,000
11,844,000 Toyota Auto Loan Extended Note Trust, Class A,
Series 2023-1A, 4.93%, 6/25/36, Callable 6/25/28
@ 100(a) 11,585,060
2,569,000 Volkswagen Auto Loan Enhanced Trust, Class A3,
Series 2023-1, 5.02%, 6/20/28, Callable 12/20/26
@ 100 2,540,494
Total Asset Backed Securities (Cost $238,843,352) 231,677,351
Collateralized Mortgage Obligations ( 7 .3% ):
1,150,000 522 Funding CLO, Ltd., Class AR, Series 2019-5A,
6.64%(TSFR3M+133bps), 4/15/35, Callable
7/15/24 @ 100(a) 1,135,297
1,930,000 ACRES Commercial Realty, Ltd., Class A, Series
2021-FL2, 6.85%(TSFR1M+151bps), 1/15/37,
Callable 12/15/23 @ 100(a) 1,910,819
2,000,000 AIMCO CLO, Class AR, Series 2017-AA,
6.64%(TSFR3M+131bps), 4/20/34, Callable
10/20/23 @ 100(a) 1,972,850
2,810,000 Alen Mortgage Trust, Class A, Series 2021-ACEN,
6.60%(TSFR1M+126bps), 4/15/38(a) 2,553,285
870,000 Allegro CLO VIII, Ltd., Class A, Series 2018-2A,
6.67%(TSFR3M+136bps), 7/15/31, Callable
10/15/23 @ 100(a) 866,943
932,917 Anchorage Capital CLO 7, Ltd., Class AR2, Series
2015-7A, 6.72%(TSFR3M+135bps), 1/28/31,
Callable 10/28/23 @ 100(a) 929,395
1,572,808 Angel Oak Mortgage Trust, Class A1, Series 2023-6,
6.50%, 12/25/67, Callable 8/25/25 @ 100(a)(b) 1,561,156
1,170,000 Apidos CLO XX, Class A1RA, Series 2015-20A,
6.67%(TSFR3M+136bps), 7/16/31, Callable
10/16/23 @ 100(a) 1,167,876

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 950,000 Apidos CLO Xxv, Class A1R, Series 2016-25A,
6.76%(TSFR3M+143bps), 10/20/31, Callable
10/20/23 @ 100(a) $ 946,912
2,140,000 Arbor Realty Commercial Real Estate Notes, Ltd.,
Class A, Series 2021-FL4, 6.80%(TSFR1M+146bps),
11/15/36, Callable 6/15/24 @ 100(a) 2,110,575
356,962 Ares XL CLO, Ltd., Class A1RA, Series 2016-40A,
6.44%(TSFR3M+113bps), 1/15/29, Callable
10/15/23 @ 100(a) 356,187
481,106 Ares XXXIIR CLO, Ltd., Class  A1A, Series 2014-
32RA, 6.57%(TSFR3M+120bps), 5/15/30, Callable
11/15/23 @ 100(a) 479,489
1,485,434 Arroyo Mortgage Trust, Class A1, Series 2022-2,
4.95%, 7/25/57, Callable 7/25/25 @ 100(a) 1,397,674
1,330,000 BANK, Class A5, Series 2021-BN38, 2.52%,
12/15/64, Callable 12/15/31 @ 100 1,034,802
3,850,000 Barclays Commercial Mortgage Trust, Class A,
Series 2018-TALL, 6.25%(TSFR1M+92bps),
3/15/37(a) 3,561,732
1,139,956 Battalion CLO VIII, Ltd., Class A1R2, Series 2015-
8A, 6.64%(TSFR3M+133bps), 7/18/30, Callable
10/18/23 @ 100(a) 1,137,212
2,290,000 Battalion CLO X, Ltd., Class A1R2, Series 2016-
10A, 6.78%(TSFR3M+143bps), 1/25/35, Callable
10/24/23 @ 100(a) 2,262,493
3,270,000 BBCMS Mortgage Trust, Class A2B, Series 2023-
C19, 5.75%, 4/15/56, Callable 4/15/33 @ 100 3,193,850
1,990,000 BDS, Ltd., Class A, Series 2021-FL10,
6.80%(TSFR1M+146bps), 12/18/36, Callable
12/16/23 @ 100(a) 1,950,200
1,040,000 Benchmark Mortgage Trust, Class B, Series 2019-
B15, 3.56%, 12/15/72, Callable 12/15/29 @ 100 735,100
3,120,000 Benchmark Mortgage Trust, Class A5, Series 2019-
B12, 3.12%, 8/15/52, Callable 8/15/29 @ 100 2,674,672
2,780,810 BRAVO Residential Funding Trust, Class A1, Series
2023-NQM6, 6.60%, 9/25/63, Callable 8/25/26 @
100(a)(b) 2,777,903
1,540,000 BSPRT Issuer, Ltd., Class A, Series 2021-FL7,
6.77%(TSFR1M+143bps), 12/15/38, Callable
12/15/23 @ 100(a) 1,522,456
3,350,000 BX Commercial Mortgage Trust, Class A, Series
2020-ViV4, 2.84%, 3/9/44, Callable 3/9/30 @
100(a) 2,730,060
1,254,821 BX Commercial Mortgage Trust, Class A, Series
2019-XL, 6.37%(TSFR1M+103bps), 10/15/36(a) 1,251,315
3,400,000 BX Trust, Class A, Series 2023-A,
8.02%(TSFR1M+269bps), 6/15/38(a) 3,404,065
615,000 Cantor Commercial Real Estate Lending, Class
A4, Series 2019-CF2, 2.62%, 11/15/52, Callable
10/15/29 @ 100 508,729
603,000 Cantor Commercial Real Estate Lending, Class B,
Series 2019-CF3, 3.50%, 1/15/53, Callable 12/15/29
@ 100(b) 441,928
400,000 CARLYLE US CLO, Ltd., Class A1, Series 2021-5A,
6.71%(TSFR3M+138bps), 7/20/34, Callable
10/20/23 @ 100(a) 396,808
1,365,000 Cedar Funding VI CLO, Ltd., Class AAA, Series 2016-
6A, 6.64%(TSFR3M+131bps), 4/20/34, Callable
10/20/23 @ 100(a) 1,347,939
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 1,950,000 CEDR Commercial Mortgage Trust, Class A, Series
2022-SNAI, 6.32%(TSFR1M+99bps), 2/15/39(a) $ 1,799,280
3,734,551 CENT Trust, Class A, Series 2023-CITY,
7.95%(TSFR1M+262bps), 9/15/28(a) 3,743,475
232,470 Chase Home Lending Mortgage Trust, Class A11,
Series 2019-ATR2, 6.33%(TSFR1M+101bps),
7/25/49, Callable 12/25/30 @ 100(a) 217,997
1,250,000 CIFC Funding, Ltd., Class A1, Series 2013-3RA,
6.59%(TSFR3M+124bps), 4/24/31, Callable
10/24/23 @ 100(a) 1,245,000
325,874 CIFC Funding, Ltd., Class A1, Series 2017-5A,
6.75%(TSFR3M+144bps), 11/16/30, Callable
10/17/23 @ 100(a) 325,881
138,712 CIM Trust, Class A1, Series 2021-R6, 1.42%,
7/25/61, Callable 9/25/26 @ 100(a)(b) 109,901
666,283 CIM Trust, Class A11, Series 2019-INV3,
5.50%(SOFR30A+106bps), 8/25/49, Callable
5/25/28 @ 100(a) 626,500
1,460,000 COAST Commercial Mortgage Trust, Class A, Series
2023-2HTL, 7.92%(TSFR1M+259bps), 8/15/36(a) 1,455,209
3,075,000 Commercial Mortgage Loan Trust, Class A4, Series
2015-CCRE26, 3.63%, 10/10/48, Callable 9/10/25
@ 100 2,896,388
667,000 Commercial Mortgage Loan Trust, Class A5, Series
2015-CR24, 3.70%, 8/10/48, Callable 6/10/26 @
100 637,362
2,238,406 Credit Suisse Mortgage Capital Certificates, Class A,
Series 2020-NET, 2.26%, 8/15/37(a) 2,004,897
210,000 CSAIL Commercial Mortgage Trust, Class A5, Series
2018-CX11, 4.03%, 4/15/51, Callable 4/15/28 @
100(b) 191,543
1,195,000 CSAIL Commercial Mortgage Trust, Class B, Series
2019-C15, 4.48%, 3/15/52, Callable 2/15/29 @ 100 959,838
1,579,729 CSMC, Class A1, Series 2021-NQM8, 1.84%,
10/25/66, Callable 11/25/24 @ 100(a)(b) 1,298,677
2,335,000 CSMC, Class B, Series 2021-BHAR,
6.95%(TSFR1M+161bps), 11/15/38(a) 2,296,163
1,995,896 Dewolf Park CLO, Ltd., Class AR, Series 2017-1A,
6.49%(TSFR3M+118bps), 10/15/30, Callable
10/15/23 @ 100(a) 1,984,334
1,440,000 Diameter Capital CLO 1, Ltd., Class A1A, Series
2021-1A, 6.81%(TSFR3M+150bps), 7/15/36,
Callable 10/15/23 @ 100(a) 1,431,407
430,694 Dryden 30 Senior Loan Fund, Class AR, Series 2013-
30A, 6.45%(TSFR3M+108bps), 11/15/28, Callable
11/15/23 @ 100(a) 429,412
1,934,603 Dryden 37 Senior Loan Fund, Class AR, Series 2015-
37A, 6.67%(TSFR3M+136bps), 1/15/31, Callable
10/15/23 @ 100(a) 1,933,533
470,000 Dryden 60 CLO, Ltd., Class A, Series 2018-60A,
6.62%(TSFR3M+131bps), 7/15/31, Callable
10/15/23 @ 100(a) 468,829
483,329 Flagstar Mortgage Trust, Class A11, Series 2019-1,
5.50%(TSFR1M+106bps), 10/25/49, Callable
11/25/33 @ 100(a) 455,503
3,939,307 Flatiron CLO 18, Ltd., Class A, Series 2018-1A,
6.52%(TSFR3M+121bps), 4/17/31, Callable
10/17/23 @ 100(a) 3,917,490

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 918,409 FRESB Multifamily Mortgage Pass
Through, Class A10H, Series 2019-SB60,
3.50%(US0001M+350bps), 1/25/39, Callable
12/25/28 @ 100 $ 819,764
1,209,609 FS RIALTO, Class A, Series  2021-FL2,
6.67%(TSFR1M+133bps), 4/16/26, Callable
10/16/23 @ 100(a) 1,194,362
2,720,000 FS Rialto Issuer LLC, Class A, Series 2022-FL4,
7.21%(SOFR30A+190bps), 1/19/39, Callable
4/17/24 @ 100(a) 2,691,135
2,130,000 Galaxy XXVI CLO, Ltd., Class A, Series 2018-26A,
6.84%(TSFR3M+146bps), 11/22/31, Callable
11/22/23 @ 100(a) 2,126,668
1,093,161 Galaxy XXVII CLO, Ltd., Class A, Series 2018-27A,
6.65%(TSFR3M+128bps), 5/16/31, Callable
11/16/23 @ 100(a) 1,087,815
2,653,838 GCAT Trust, Class A1, Series 2021-NQM7, 1.91%,
8/25/66, Callable 5/25/30 @ 100(a)(b) 2,297,206
4,110,000 Great Wolf Trust, Class A, Series 2019-WOLF,
6.48%(TSFR1M+115bps), 12/15/36(a) 4,089,570
273,262 Grippen Park CLO, Ltd., Class A, Series 2017-1A,
6.85%(TSFR3M+152bps), 1/20/30, Callable
10/20/23 @ 100(a) 272,830
3,508,517 GS Mortgage Backed Securities Corp. Trust, Class
A4, Series 2022-PJ2, 2.50%, 6/25/52, Callable
7/25/43 @ 100(a)(b) 2,656,519
2,105,000 GS Mortgage Securities Corp. Trust, Class B, Series
2023-FUN, 8.12%(TSFR1M+279bps), 3/15/28(a) 2,081,399
2,090,000 GS Mortgage Securities Corp. Trust, Class A, Series
2023-FUN, 7.42%(TSFR1M+209bps), 3/15/28(a) 2,073,488
1,596,507 GS Mortgage-Backed Securities Trust, Class A2,
Series 2021-PJ6, 2.50%, 11/25/51, Callable
10/25/48 @ 100(a)(b) 1,194,886
1,028,155 GS Mortgage-Backed Securities Trust, Class A2,
Series 2021-PJ2, 2.50%, 7/25/51, Callable 7/25/44
@ 100(a)(b) 799,717
991,417 Homeward Opportunities Fund Trust, Class A1,
Series 2022-1, 5.08%, 7/25/67, Callable 8/25/25
@ 100(a)(b) 956,313
1,525,000 IMT Trust, Class BFX, Series 2017-APTS, 3.61%,
6/15/34(a)(b) 1,479,386
270,000 J.P. Morgan Chase Commercial Mortgage Securities
Trust, Class D, Series 2022-OPO, 3.56%, 1/5/39(a)
(b) 175,998
2,271,619 J.P. Morgan Mortgage Trust, Class A3B, Series
2022-INV3, 3.00%, 9/25/52, Callable 9/25/43 @
100(a)(b) 1,800,169
1,500,000 JP Morgan Chase Commercial Mortgage
Securities Trust, Class A, Series 2022-NXSS,
7.51%(TSFR1M+218bps), 8/15/39(a) 1,502,647
3,460,000 JP Morgan Chase Commercial Mortgage
Securities Trust, Class A, Series 2021-NYAH,
6.21%(TSFR1M+87bps), 6/15/38 3,373,491
137,857 JP Morgan Mortgage Trust, Class A5, Series
2019-LTV3, 3.50%, 2/25/50, Callable 11/25/31 @
100(a)(b) 131,981
370,389 JP Morgan Mortgage Trust, Class A11, Series 2019-
INV3, 6.00%(TSFR1M+111bps), 5/25/50, Callable
3/25/31 @ 100(a) 347,788
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 1,454,371 JP Morgan Mortgage Trust, Class A12, Series 2021-
14, 5.00%, 5/25/52, Callable 10/25/45 @ 100(a)(b) $ 1,338,476
949,119 JP Morgan Mortgage Trust, Class A12, Series 2021-
12, 5.00%, 2/25/52, Callable 6/25/47 @ 100(a)(b) 880,218
63,437 JP Morgan Mortgage Trust, Class A11, Series 2019-
LTV3, 6.28%(TSFR1M+96bps), 2/25/50, Callable
11/25/31 @ 100(a) 62,650
150,431 JP Morgan Mortgage Trust, Class A11, Series 2019-
7, 6.28%(TSFR1M+101bps), 2/25/50, Callable
1/25/35 @ 100(a) 142,053
69,943 JP Morgan Mortgage Trust, Class A11, Series 2020-
LTV1, 6.00%(TSFR1M+111bps), 6/25/50, Callable
10/25/37 @ 100(a) 68,743
427,167 JP Morgan Mortgage Trust, Class A11, Series 2019-
INV2, 6.33%(TSFR1M+101bps), 2/25/50, Callable
7/25/32 @ 100(a) 402,919
541,499 JP Morgan Mortgage Trust, Class A3, Series 2021-
7, 2.50%, 11/25/51, Callable 1/25/47 @ 100(a)(b) 404,940
737,311 JP Morgan Mortgage Trust, Class A3, Series 2021-
12, 2.50%, 2/25/52, Callable 6/25/47 @ 100(a)(b) 550,448
700,000 JPMDB Commercial Mortgage Securities Trust,
Class A5, Series 2017-C5, 3.69%, 3/15/50, Callable
4/15/27 @ 100 641,118
2,904,000 KNDL Mortgage Trust, Class A, Series 2019-KNSQ,
6.33%(TSFR1M+100bps), 5/15/36(a) 2,891,344
926,193 LCM XVIII, LP, Class A1R, Series 18A,
6.61%(TSFR3M+128bps), 4/20/31, Callable
10/20/23 @ 100(a) 921,465
1,503,944 Life Mortgage Trust, Class A, Series 2021-BMR,
6.15%(TSFR1M+81bps), 3/15/38(a) 1,473,883
1,875,000 LoanCore Issuer, Ltd., Class A, Series 2021-CRE6,
6.75%(TSFR1M+141bps), 11/15/38, Callable
11/15/23 @ 100(a) 1,817,046
984,711 Madison Park Funding XVII, Ltd., Class ARR, Series
2015-18A, 6.54%(TSFR3M+120bps), 10/21/30,
Callable 10/21/23 @ 100(a) 979,860
1,000,000 Madison Park Funding XXXV, Ltd., Class A1R, Series
2019-35A, 6.58%(TSFR3M+125bps), 4/20/32,
Callable 10/20/23 @ 100(a) 996,553
2,873,560 Mello Mortgage Capital Acceptance, Class A3,
Series 2022-INV2, 3.00%, 4/25/52, Callable
12/25/49 @ 100(a)(b) 2,273,592
630,000 MF1, Class A, Series 2021-W10,
6.40%(TSFR1M+107bps), 12/15/24(a) 614,841
3,718,254 MFA Trust, Class A1, Series 2023-NQM3, 6.62%,
7/25/68, Callable 9/25/26 @ 100(a)(b) 3,706,851
1,286,667 MFA Trust, Class A1, Series 2023-INV2, 6.77%,
9/25/66, Callable 9/25/26 @ 100(a)(b) 1,283,647
1,505,000 MHP, Class A, Series 2021-STOR,
6.15%(TSFR1M+81bps), 7/15/38(a) 1,474,991
1,115,000 MIRA Trust, Class A, Series 2023-MILE, 6.75%,
6/10/38(a) 1,092,271
1,067,684 Morgan Stanley Bank of America Merrill Lynch
Trust, Class A3, Series 2015-C24, 3.48%, 5/15/48,
Callable 8/15/25 @ 100 1,018,583
1,540,000 Morgan Stanley Capital I Trust, Class A4, Series
2016-BNK2, 3.05%, 11/15/49, Callable 11/15/26
@ 100 1,391,794

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 855,252 Neuberger Berman CLO XV, Class A1R2, Series
2013-15A, 6.49%(TSFR3M+118bps), 10/15/29,
Callable 10/15/23 @ 100(a) $ 851,823
10,022,560 Neuberger Berman Loan Advisers CLO
25, Ltd., Class AR, Series 2017-25A,
6.50%(TSFR3M+119bps), 10/18/29, Callable
10/18/23 @ 100(a) 9,999,517
800,000 Neuberger Berman Loan Advisers CLO
32, Ltd., Class AR, Series 2019-32A,
6.57%(TSFR3M+125bps), 1/20/32, Callable
10/19/23 @ 100(a) 797,455
4,458,401 OBX Trust, Class A1, Series 2023-NQM6, 6.52%,
7/25/63, Callable 7/25/26 @ 100(a)(b) 4,392,710
1,437,472 OBX Trust, Class A1, Series 2022-INV3, 3.00%,
2/25/52, Callable 12/25/45 @ 100(a)(b) 1,133,750
470,000 OCP CLO, Ltd., Class AR, Series 2019-16A,
6.54%(TSFR3M+126bps), 4/10/33, Callable
10/10/23 @ 100(a) 466,720
1,960,000 OCP CLO, Ltd., Class A1, Series 2018-15A,
6.69%(TSFR3M+136bps), 7/20/31, Callable
10/20/23 @ 100(a) 1,952,555
1,905,000 Octagon 66, Ltd., Class A, Series 2022-1A,
7.31%(TSFR3M+194bps), 8/16/33, Callable
11/16/23 @ 100(a) 1,904,962
339,313 Octagon Investment Partners 30, Ltd., Class
A1R, Series 2017-1A, 6.59%(TSFR3M+126bps),
3/17/30, Callable 10/20/23 @ 100(a) 338,445
3,440,174 OCTAGON INVESTMENT PARTNERS 35, LTD., Class
A1A, Series 2018-1A, 6.65%(TSFR3M+132bps),
1/20/31, Callable 10/20/23 @ 100(a) 3,429,196
1,000,000 Octagon Investment Partners XVI, Ltd., Class
A1R, Series 2013-1A, 6.59%(TSFR3M+128bps),
7/17/30, Callable 10/17/23 @ 100(a) 996,593
1,200,000 Octagon Investment Partners XVII, Ltd., Class
A2R2, Series 2013-1A, 6.71%(TSFR3M+136bps),
1/25/31, Callable 10/25/23 @ 100(a) 1,183,005
1,510,000 One New York Plaza Trust, Class A, Series 2020-
1NYP, 6.40%(TSFR1M+106bps), 1/15/26(a) 1,434,249
2,700,000 Palmer Square CLO, Ltd., Class A1A, Series 2022-
4A, 7.48%(TSFR3M+215bps), 10/20/35, Callable
1/20/25 @ 100(a) 2,717,911
3,960,000 PRKCM Trust, Class A1, Series 2023-AFC3, 6.58%,
9/25/58, Callable 8/25/26 @ 100(a) 3,937,078
2,126,883 PRKCM Trust, Class A1, Series 2021-AFC2, 2.07%,
11/25/56, Callable 9/25/42 @ 100(a)(b) 1,718,662
615,043 RCKT Mortgage Trust, Class A1, Series 2021-1,
2.50%, 3/25/51, Callable 8/25/46 @ 100(a)(b) 464,550
1,897,467 Regatta X Funding, Ltd., Class A, Series 2017-3A,
6.69%(TSFR3M+138bps), 1/17/31, Callable
10/17/23 @ 100(a) 1,893,374
1,124,728 RR 3, Ltd., Class A1R2, Series 2018-3A,
6.66%(TSFR3M+135bps), 1/15/30, Callable
10/15/23 @ 100(a) 1,121,909
526,208 Seasoned Credit Risk Transfer Trust, Class MA,
Series 2018-2, 3.50%, 11/25/57, Callable 7/25/43
@ 100 485,867
1,362,979 Seasoned Credit Risk Transfer Trust, Class MA,
Series 2019-2, 3.50%, 8/25/58, Callable 2/25/53
@ 100 1,262,091
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 125,000 SG Commercial Mortgage Securities Trust, Class
A4, Series 2016-C5, 3.06%, 10/10/48, Callable
7/10/26 @ 100 $ 114,069
798,764 SG Residential Mortgage Trust, Class A1, Series
2022-2, 5.35%, 9/25/67, Callable 8/25/25 @ 100(a)
(b) 774,672
1,500,000 Signal Peak CLO 4, Ltd., Class XR, Series 2017-4A,
6.56%(TSFR3M+121bps), 10/26/34, Callable
10/26/23 @ 100(a) 1,497,061
948,164 Signal Peak CLO 5, Ltd., Class A, Series 2018-5A,
6.72%(TSFR3M+137bps), 4/25/31, Callable
10/25/23 @ 100(a) 944,870
1,000,000 Signal Peak CLO 8, Ltd., Class A, Series 2020-8A,
6.86%(TSFR3M+153bps), 4/20/33, Callable
10/20/23 @ 100(a) 993,775
2,810,000 Taubman Centers Commercial Mortgage Trust, Class
A, Series 2022-DPM, 7.52%(TSFR1M+219bps),
5/15/37(a) 2,737,079
697,958 TCI-Flatiron CLO,  Ltd., Class AR, Series 2017-1A,
6.60%(TSFR3M+122bps), 11/18/30, Callable
11/17/23 @ 100(a) 696,211
4,388,897 TCI-Symphony CLO, Ltd., Class AR, Series 2017-
1A, 6.50%(TSFR3M+119bps), 7/15/30, Callable
10/15/23 @ 100(a) 4,368,665
388,839 Tharaldson Hotel Portfolio Trust, Class A, Series
2018-THL, 6.49%(TSFR1M+116bps), 11/11/34(a) 383,510
6,750,000 TRESTLES CLO V, Ltd., Class A1, Series 2021-5A,
6.76%(TSFR3M+143bps), 10/20/34, Callable
10/20/23 @ 100(a) 6,673,304
2,943,389 UWM Mortgage Trust, Class A10, Series 2021-
INV5, 5.00%, 1/25/52, Callable 8/25/43 @ 100(a)(b) 2,729,716
2,574,892 Verus Securitization Trust, Class A1, Series 2022-3,
4.13%, 2/25/67, Callable 3/25/25 @ 100(a) 2,329,190
1,000,000 Voya CLO, Ltd., Class A1R, Series 2017-3A,
6.63%(TSFR3M+130bps), 4/20/34, Callable
10/20/23 @ 100(a) 983,736
664,488 Voya CLO, Ltd., Class AR, Series 2019-1A,
6.63%(TSFR3M+132bps), 4/15/31, Callable
10/15/23 @ 100(a) 661,871
775,000 Wells Fargo Commercial Mortgage Trust, Class A4,
Series 2015-C28, 3.54%, 5/15/48, Callable 5/15/25
@ 100 739,244
8,440,501 Wells Fargo Commercial Mortgage Trust, Class
XA, Series 2016-LC25, 0.98%, 12/15/59, Callable
9/15/26 @ 100(b) 175,776
1,015,000 Wells Fargo Commercial Mortgage Trust, Class
A4, Series 2015-NXS4, 3.72%, 12/15/48, Callable
11/15/25 @ 100 962,174
1,250,000 Wells Fargo Commercial Mortgage Trust, Class
AS, Series 2015-NXS1, 3.41%, 5/15/48, Callable
4/15/25 @ 100 1,113,572
1,500,000 Whitebox CLO III, Ltd., Class A1, Series 2021-3A,
6.79%(TSFR3M+148bps), 10/15/34, Callable
10/15/23 @ 100(a) 1,488,042
Total Collateralized Mortgage Obligations (Cost $219,978,161) 211,178,718

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds ( 24 .4% ):
Aerospace & Defense ( 1 .5% ):
$ 4,137,000 BAE Systems Holdings, Inc., 3.85%, 12/15/25,
Callable 9/15/25 @ 100(a) $ 3,963,734
219,000 General Dynamics Corp., 3.50%, 4/1/27, Callable
2/1/27 @ 100 206,444
1,982,000 Harris Corp., 4.40%, 6/15/28, Callable 3/15/28
@ 100 1,875,995
1,052,000 Huntington Ingalls Industries, Inc., 3.48%, 12/1/27,
Callable 9/1/27 @ 100 958,635
3,943,000 Huntington Ingalls Industries, Inc., 2.04%, 8/16/28,
Callable 6/16/28 @ 100 3,304,837
360,000 Huntington Ingalls Industries, Inc., 4.20%, 5/1/30,
Callable 2/1/30 @ 100 325,627
2,069,000 L3Harris Technologies, Inc., 3.85%, 12/15/26,
Callable 9/15/26 @ 100 1,959,192
5,159,000 L3Harris Technologies, Inc., 4.40%, 6/15/28,
Callable 3/15/28 @ 100 4,870,483
230,000 L3Harris Technologies, Inc., 5.60%, 7/31/53,
Callable 1/31/53 @ 100 215,442
1,017,000 Lockheed Martin Corp., 3.80%, 3/1/45, Callable
9/1/44 @ 100 774,473
570,000 Lockheed Martin Corp., 4.15%, 6/15/53, Callable
12/15/52 @ 100 450,163
332,000 Lockheed Martin Corp., 5.20%, 2/15/55, Callable
8/15/54 @ 100 306,098
3,054,000 Northrop Grumman Corp., 4.70%, 3/15/33, Callable
12/15/32 @ 100 2,849,855
722,000 Northrop Grumman Corp., 3.85%, 4/15/45, Callable
10/15/44 @ 100 537,773
2,170,000 Northrop Grumman Corp., 4.03%, 10/15/47,
Callable 4/15/47 @ 100 1,656,296
775,000 Northrop Grumman Corp., 5.25%, 5/1/50, Callable
11/1/49 @ 100 712,306
2,334,000 Northrop Grumman Corp., 4.95%, 3/15/53, Callable
9/15/52 @ 100 2,033,215
115,000 Raytheon Technologies Corp., 7.00%, 11/1/28 118,788
7,668,000 Raytheon Technologies Corp., 4.13%, 11/16/28,
Callable 8/16/28 @ 100 7,151,330
4,330,000 Raytheon Technologies Corp., 2.38%, 3/15/32,
Callable 12/15/31 @ 100 3,336,910
415,000 Raytheon Technologies Corp., 4.20%, 12/15/44,
Callable 6/15/44 @ 100 301,030
4,525,000 Raytheon Technologies Corp., 2.82%, 9/1/51,
Callable 3/1/51 @ 100 2,598,147
589,000 Textron, Inc., 3.65%, 3/15/27, Callable 12/15/26
@ 100 549,728
1,136,000 Textron, Inc., 3.38%, 3/1/28, Callable 12/1/27 @
100 1,024,748
872,000 Textron, Inc., 3.90%, 9/17/29, Callable 6/17/29
@ 100 785,560
855,000 Textron, Inc., 3.00%, 6/1/30, Callable 3/1/30 @ 100 719,018
449,000 Textron, Inc., 2.45%, 3/15/31, Callable 12/15/30
@ 100 358,376
1,611,000 The Boeing Co., 3.95%, 8/1/59, Callable 2/1/59
@ 100 1,056,202
45,000,405
Banks ( 2 .0% ):
568,000 Bank of America Corp., 1.32% (SOFR+115 bps),
6/19/26, Callable 6/19/25 @ 100, MTN 520,963
Principal Amount Value
Corporate Bonds, continued
Banks, continued
$ 9,667,000 Bank of America Corp., 3.25%, 10/21/27, Callable
10/21/26 @ 100 $ 8,855,736
5,529,000 Bank of America Corp., 3.82% (TSFR3M+184 bps),
1/20/28, Callable 1/20/27 @ 100, MTN 5,136,061
494,000 Bank of America Corp., 3.71% (TSFR3M+177 bps),
4/24/28, Callable 4/24/27 @ 100 454,496
2,164,000 Bank of America Corp., 3.42% (TSFR3M+130 bps),
12/20/28, Callable 12/20/27 @ 100 1,947,871
1,240,000 Bank of America Corp., 3.97% (TSFR3M+133 bps),
3/5/29, Callable 3/5/28 @ 100, MTN 1,136,620
5,246,000 Bank of America Corp., 2.09% (SOFR+106 bps),
6/14/29, Callable 6/14/28 @ 100 4,392,587
1,089,000 Bank of America Corp., 5.82% (SOFR+157 bps),
9/15/29, Callable 9/15/28 @ 100 1,076,733
3,146,000 Bank of America Corp., 2.50% (TSFR3M+125 bps),
2/13/31, Callable 2/13/30 @ 100, MTN 2,521,978
1,564,000 Bank of America Corp., 5.29% (SOFR+191 bps),
4/25/34, Callable 4/25/33 @ 100 1,465,981
351,000 Capital One NA, 2.28% (SOFR+91 bps), 1/28/26,
Callable 1/28/25 @ 100 331,856
2,093,000 Citigroup, Inc., 2.98% (SOFR+142 bps), 11/5/30,
Callable 11/5/29 @ 100 1,754,330
1,437,000 Citigroup, Inc., 3.78% (SOFR+194 bps), 3/17/33,
Callable 3/17/32 @ 100 1,199,869
2,001,000 Citigroup, Inc., 6.27% (SOFR+234 bps), 11/17/33,
Callable 11/17/32 @ 100 2,000,116
625,000 Federal Farm Credit Banks Funding Corp., 3.50%,
9/1/32 556,918
1,045,000 Federal Farm Credit Banks Funding Corp., 3.88%,
9/20/32 958,651
1,196,000 JP Morgan Chase & Co., 1.95% (SOFR+107 bps),
2/4/32, Callable 2/4/31 @ 100 907,589
4,578,000 JP Morgan Chase & Co., 5.35% (SOFR+185 bps),
6/1/34, Callable 6/1/33 @ 100 4,350,629
2,931,000 JPMorgan Chase & Co., 5.30% (SOFR+145 bps),
7/24/29, Callable 7/24/28 @ 100 2,839,726
3,185,000 JPMorgan Chase & Co., 3.70% (TSFR3M+142
bps), 5/6/30, Callable 5/6/29 @ 100 2,824,952
3,373,000 JPMorgan Chase & Co., 2.96% (SOFR+126 bps),
1/25/33, Callable 1/25/32 @ 100 2,679,707
1,417,000 Morgan Stanley Bank NA, 4.75%, 4/21/26, Callable
3/21/26 @ 100 1,385,254
1,860,000 Wells Fargo & Co., 5.57% (SOFR+174 bps),
7/25/29, Callable 7/25/28 @ 100 1,820,700
705,000 Wells Fargo & Co., 2.57% (TSFR3M+126 bps),
2/11/31, Callable 2/11/30 @ 100, MTN 571,035
2,985,000 Wells Fargo & Co., 5.39% (SOFR+202 bps),
4/24/34, Callable 4/24/33 @ 100 2,781,172
2,411,000 Wells Fargo & Co., 5.56% (SOFR+199 bps),
7/25/34, Callable 7/25/33 @ 100 2,286,515
2,767,000 Wells Fargo Bank NA, 5.45%, 8/7/26, Callable
7/7/26 @ 100 2,749,562
59,507,607
Biotechnology ( 0 .9% ):
2,680,000 AbbVie, Inc., 4.55%, 3/15/35, Callable 9/15/34
@ 100 2,433,440
6,143,000 AbbVie, Inc., 4.50%, 5/14/35, Callable 11/14/34
@ 100 5,548,665
5,302,000 Amgen, Inc., 5.15%, 3/2/28, Callable 2/2/28 @ 100 5,207,476

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Biotechnology, continued
$ 1,698,000 Amgen, Inc., 4.05%, 8/18/29, Callable 6/18/29
@ 100 $ 1,571,930
722,000 Amgen, Inc., 5.25%, 3/2/30, Callable 1/2/30 @ 100 705,316
1,628,000 Amgen, Inc., 4.20%, 2/22/52, Callable 8/22/51
@ 100 1,219,826
785,000 Amgen, Inc., 5.65%, 3/2/53, Callable 9/2/52 @ 100 734,314
1,007,000 Amgen, Inc., 4.40%, 2/22/62, Callable 8/22/61
@ 100 740,969
2,326,000 Amgen, Inc., 5.75%, 3/2/63, Callable 9/2/62 @ 100 2,143,819
2,839,000 Gilead Sciences, Inc., 1.65%, 10/1/30, Callable
7/1/30 @ 100 2,212,615
2,929,000 Gilead Sciences, Inc., 2.60%, 10/1/40, Callable
4/1/40 @ 100 1,921,037
63,000 Gilead Sciences, Inc., 4.80%, 4/1/44, Callable
10/1/43 @ 100 54,823
486,000 Gilead Sciences, Inc., 4.50%, 2/1/45, Callable
8/1/44 @ 100 402,304
24,896,534
Broadline Retail ( 0 .0%
†
):
300,000 Amazon.com, Inc., 4.70%, 12/1/32, Callable 9/1/32
@ 100 286,648
794,000 Amazon.com, Inc., 2.50%, 6/3/50, Callable 12/3/49
@ 100 467,442
280,000 eBay, Inc., 6.30%, 11/22/32, Callable 8/22/32 @
100 285,196
1,039,286
Building Products ( 0 .0%
†
):
566,000 Owens Corning, 4.40%, 1/30/48, Callable 7/30/47
@ 100 429,148
Capital Markets ( 2 .6% ):
1,774,000 Charles Schwab Corp. (The), 5.85% (SOFR+250
bps), 5/19/34, Callable 5/19/33 @ 100 1,679,712
345,000 Charles Schwab Corp. (The), 6.14% (SOFR+201
bps), 8/24/34, Callable 8/24/33 @ 100 334,470
2,463,000 FactSet Research Systems, 3.45%, 3/1/32, Callable
12/1/31 @ 100 2,038,150
1,580,000 Goldman Sachs Group, Inc. (The), 0.66% (SOFR+51
bps), 9/10/24, Callable 8/10/24 @ 100 1,576,157
2,491,000 Goldman Sachs Group, Inc. (The), 5.80%
(SOFR+108 bps), 8/10/26, Callable 8/10/25 @ 100 2,466,469
6,843,000 Goldman Sachs Group, Inc. (The), 3.62%
(SOFR+185 bps), 3/15/28, Callable 3/15/27 @ 100 6,314,539
697,000 Goldman Sachs Group, Inc. (The), 1.99%
(SOFR+109 bps), 1/27/32, Callable 1/27/31 @ 100 523,269
2,331,000 Goldman Sachs Group, Inc. (The), 2.62%
(SOFR+128 bps), 4/22/32, Callable 4/22/31 @ 100 1,829,793
1,406,000 Goldman Sachs Group, Inc. (The), 2.38%
(SOFR+125 bps), 7/21/32, Callable 7/21/31 @ 100 1,071,861
3,081,000 Goldman Sachs Group, Inc. (The), 2.65%
(SOFR+126 bps), 10/21/32, Callable 10/21/31 @
100 2,380,966
716,000 Intercontinental Exchange, Inc., 2.10%, 6/15/30,
Callable 3/15/30 @ 100 572,810
464,000 Moody's Corp., 0.95%, 2/25/30, Callable 11/25/29
@ 100 403,767
1,415,000 Moody's Corp., 2.00%, 8/19/31, Callable 5/19/31
@ 100 1,097,958
Principal Amount Value
Corporate Bonds, continued
Capital Markets, continued
$ 2,703,000 Moody's Corp., 4.25%, 8/8/32, Callable 5/8/32
@ 100 $ 2,449,986
366,000 Moody's Corp., 2.55%, 8/18/60, Callable 2/18/60
@ 100 176,877
1,165,000 Moody's Corp., 3.10%, 11/29/61, Callable 5/29/61
@ 100 671,207
3,493,000 Morgan Stanley, 3.59% (US0003M+134 bps),
7/22/28, Callable 7/22/27 @ 100 3,187,235
6,500,000 Morgan Stanley, 3.77% (TSFR3M+140 bps),
1/24/29, Callable 1/24/28 @ 100 5,930,119
5,897,000 Morgan Stanley, 5.12% (SOFR+173 bps), 2/1/29,
Callable 2/1/28 @ 100 5,662,252
810,000 Morgan Stanley, 4.66% (EUR003M+130 bps),
3/2/29, Callable 3/2/28 @ 100 855,296
2,995,000 Morgan Stanley, 5.16% (SOFR+159 bps), 4/20/29,
Callable 4/20/28 @ 100 2,890,453
1,162,000 Morgan Stanley, 5.45% (SOFR+163 bps), 7/20/29,
Callable 7/20/28 @ 100 1,133,993
5,549,000 Morgan Stanley, 2.70% (SOFR+114 bps), 1/22/31,
Callable 1/22/30 @ 100, MTN 4,538,135
2,220,000 Morgan Stanley, 1.79% (SOFR+103 bps), 2/13/32,
Callable 2/13/31 @ 100, MTN 1,644,991
208,000 Morgan Stanley, 2.51% (SOFR+120 bps),
10/20/32, Callable 10/20/31 @ 100, MTN 159,527
11,350,000 Morgan Stanley, 5.25% (SOFR+187 bps), 4/21/34,
Callable 4/21/33 @ 100 10,554,910
4,481,000 Morgan Stanley, 5.42% (SOFR+188 bps), 7/21/34,
Callable 7/21/33 @ 100 4,244,744
519,000 Nasdaq, Inc., 5.55%, 2/15/34, Callable 11/15/33
@ 100 494,269
5,134,000 Pfizer Investment Enterprises Pte, Ltd., 4.75%,
5/19/33, Callable 2/19/33 @ 100 4,863,120
2,320,000 Pfizer Investment Enterprises Pte, Ltd., 5.30%,
5/19/53, Callable 11/19/52 @ 100 2,150,851
2,210,000 Pfizer Investment Enterprises Pte, Ltd., 5.34%,
5/19/63, Callable 11/19/62 @ 100 2,005,880
405,000 S&P Global, Inc., 5.25%, 9/15/33, Callable 6/15/33
@ 100(a) 394,857
661,000 State Street Corp., Series F, 9.27% (TSFR3M+386
bps), Callable 12/15/23 @ 100^ 664,305
76,962,928
Chemicals ( 0 .0%
†
):
569,000 Sherwin-Williams Co. (The), 2.90%, 3/15/52,
Callable 9/15/51 @ 100 328,936
Commercial Services & Supplies ( 0 .1% ):
563,000 Republic Services, Inc., 3.95%, 5/15/28, Callable
2/15/28 @ 100 527,907
612,000 Republic Services, Inc., 2.38%, 3/15/33, Callable
12/15/32 @ 100 469,935
753,000 Republic Services, Inc., 5.00%, 4/1/34, Callable
1/1/34 @ 100 712,216
107,000 Waste Management, Inc., 2.95%, 6/1/41, Callable
12/1/40 @ 100 73,234
1,783,292
Communications Equipment ( 0 .3% ):
435,000 Juniper Networks, Inc., 3.75%, 8/15/29, Callable
5/15/29 @ 100 388,837

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Communications Equipment, continued
$ 2,716,000 Motorola Solutions, Inc., 2.30%, 11/15/30, Callable
8/15/30 @ 100 $ 2,111,660
2,834,000 Motorola Solutions, Inc., 2.75%, 5/24/31, Callable
2/24/31 @ 100 2,235,264
3,002,000 Motorola Solutions, Inc., 5.60%, 6/1/32, Callable
3/1/32 @ 100 2,870,749
7,606,510
Consumer Finance ( 0 .1% ):
1,491,000 Capital One Financial Corp., 3.27% (SOFR+179
bps), 3/1/30, Callable 3/1/29 @ 100 1,245,094
210,000 Capital One Financial Corp., 2.36% (SOFR+134
bps), 7/29/32, Callable 7/29/31 @ 100 144,240
651,000 General Motors Financial Co., Inc., 3.80%, 4/7/25 627,256
2,016,590
Containers & Packaging ( 0 .0%
†
):
1,557,000 Amcor Flexibles North America, Inc., 2.69%,
5/25/31, Callable 2/25/31 @ 100 1,233,701
349,000 International Paper Co., 4.80%, 6/15/44, Callable
12/15/43 @ 100 284,403
1,518,104
Diversified Consumer Services ( 0 .0%
†
):
145,000 California Institute of Technology, 4.32%, 8/1/45 118,914
360,000 Massachusetts Institute of Technology, 4.68%,
7/1/14 297,296
416,210
Diversified REITs ( 0 .1% ):
3,046,000 Crown Castle, Inc., 2.10%, 4/1/31, Callable 1/1/31
@ 100 2,328,506
Diversified Telecommunication Services ( 1 .1% ):
3,105,000 AT&T, Inc., 4.30%, 2/15/30, Callable 11/15/29
@ 100 2,833,598
749,000 AT&T, Inc., 2.55%, 12/1/33, Callable 9/1/33 @ 100 552,078
3,627,000 AT&T, Inc., 5.40%, 2/15/34, Callable 11/15/33
@ 100 3,385,387
408,000 AT&T, Inc., 4.85%, 3/1/39, Callable 9/1/38 @ 100 346,600
1,748,000 AT&T, Inc., 3.50%, 6/1/41, Callable 12/1/40 @ 100 1,206,167
490,000 AT&T, Inc., 4.35%, 6/15/45, Callable 12/15/44
@ 100 368,579
1,000,000 AT&T, Inc., 3.65%, 6/1/51, Callable 12/1/50 @ 100 639,936
712,000 AT&T, Inc., 3.55%, 9/15/55, Callable 3/15/55 @
100 437,045
422,000 AT&T, Inc., 3.80%, 12/1/57, Callable 6/1/57 @ 100 266,208
3,871,000 AT&T, Inc., 3.65%, 9/15/59, Callable 3/15/59 @
100 2,380,665
2,965,000 Verizon Communications, Inc., 3.15%, 3/22/30,
Callable 12/22/29 @ 100 2,538,933
2,472,000 Verizon Communications, Inc., 1.75%, 1/20/31,
Callable 10/20/30 @ 100 1,862,501
993,000 Verizon Communications, Inc., 2.55%, 3/21/31,
Callable 12/21/30 @ 100 794,151
13,833,000 Verizon Communications, Inc., 2.36%, 3/15/32,
Callable 12/15/31 @ 100 10,613,203
969,000 Verizon Communications, Inc., 4.50%, 8/10/33 860,301
1,143,000 Verizon Communications, Inc., 4.40%, 11/1/34,
Callable 5/1/34 @ 100 998,833
1,764,000 Verizon Communications, Inc., 3.40%, 3/22/41,
Callable 9/22/40 @ 100 1,252,440
Principal Amount Value
Corporate Bonds, continued
Diversified Telecommunication Services, continued
$ 773,000 Verizon Communications, Inc., 3.00%, 11/20/60,
Callable 5/20/60 @ 100 $ 417,926
31,754,551
Electric Utilities ( 3 .7% ):
297,000 AEP Texas, Inc., Series E, 6.65%, 2/15/33 304,215
4,968,000 AEP Texas, Inc., 5.40%, 6/1/33, Callable 3/1/33
@ 100 4,756,944
901,000 AEP Texas, Inc., 3.45%, 5/15/51, Callable 11/15/50
@ 100 575,459
410,000 AEP Texas, Inc., 5.25%, 5/15/52, Callable 11/15/51
@ 100 353,021
1,005,000 AEP Transmission Co. LLC, 3.15%, 9/15/49, Callable
3/15/49 @ 100 647,151
905,000 AEP Transmission Co. LLC, 3.65%, 4/1/50, Callable
10/1/49 @ 100 641,635
557,000 AEP Transmission Co. LLC, 2.75%, 8/15/51, Callable
2/15/51 @ 100 324,170
666,000 AEP Transmission Co. LLC, 5.40%, 3/15/53, Callable
9/15/52 @ 100 619,717
823,000 Alabama Power Co., 3.70%, 12/1/47, Callable
6/1/47 @ 100 580,264
643,000 Alabama Power Co., 3.45%, 10/1/49, Callable
4/1/49 @ 100 431,766
908,000 Alabama Power Co., 3.00%, 3/15/52, Callable
9/15/51 @ 100 550,738
1,716,000 American Transmission Systems, Inc., 2.65%,
1/15/32, Callable 10/15/31 @ 100(a) 1,360,290
686,000 Atlantic City Electric Co., 4.00%, 10/15/28, Callable
7/15/28 @ 100 642,318
1,216,000 Baltimore Gas & Electric Co., 3.75%, 8/15/47,
Callable 2/15/47 @ 100 871,816
642,000 Baltimore Gas & Electric Co., 3.20%, 9/15/49,
Callable 3/15/49 @ 100 414,522
1,310,000 Baltimore Gas and Electric Co., 4.55%, 6/1/52,
Callable 12/1/51 @ 100 1,061,687
444,000 Commonwealth Edison Co., 3.20%, 11/15/49,
Callable 5/15/49 @ 100 285,951
750,000 Commonwealth Edison Co., 3.13%, 3/15/51,
Callable 9/15/50 @ 100 474,701
827,000 Commonwealth Edison Co., 2.75%, 9/1/51, Callable
3/1/51 @ 100 476,512
549,000 Commonwealth Edison Co., 5.30%, 2/1/53, Callable
8/1/52 @ 100 506,886
404,000 Consolidated Edison Co. of New York, Inc., 4.63%,
12/1/54, Callable 6/1/54 @ 100 319,959
374,000 DTE Electric Co., 3.75%, 8/15/47, Callable 2/15/47
@ 100 272,838
119,000 DTE Electric Co., Series A, 4.05%, 5/15/48, Callable
11/15/47 @ 100 91,166
1,088,000 DTE Electric Co., 3.95%, 3/1/49, Callable 9/1/48
@ 100 808,202
2,635,000 DTE Electric Co., 5.40%, 4/1/53, Callable 10/1/52
@ 100 2,462,921
429,000 Duke Energy Carolinas LLC, 2.45%, 2/1/30, Callable
11/1/29 @ 100 359,624
2,934,000 Duke Energy Carolinas LLC, 4.95%, 1/15/33,
Callable 10/15/32 @ 100 2,785,070
118,000 Duke Energy Carolinas LLC, 3.75%, 6/1/45, Callable
12/1/44 @ 100 85,223

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Electric Utilities, continued
$ 718,000 Duke Energy Carolinas LLC, 3.88%, 3/15/46,
Callable 9/15/45 @ 100 $ 521,832
654,000 Duke Energy Carolinas LLC, 3.95%, 3/15/48,
Callable 9/15/47 @ 100 485,303
426,000 Duke Energy Carolinas LLC, 3.20%, 8/15/49,
Callable 2/15/49 @ 100 275,188
674,000 Duke Energy Carolinas LLC, 3.45%, 4/15/51,
Callable 10/15/50 @ 100 449,289
504,000 Duke Energy Corp., 4.30%, 3/15/28, Callable
2/15/28 @ 100 478,042
3,067,000 Duke Energy Florida LLC, 2.50%, 12/1/29, Callable
9/1/29 @ 100 2,604,742
2,209,000 Duke Energy Florida LLC, 1.75%, 6/15/30, Callable
3/15/30 @ 100 1,738,085
285,000 Duke Energy Florida LLC, 4.20%, 7/15/48, Callable
1/15/48 @ 100 220,085
1,396,000 Duke Energy Florida LLC, 5.95%, 11/15/52, Callable
5/15/52 @ 100 1,378,028
544,000 Duke Energy Ohio, Inc., 3.65%, 2/1/29, Callable
11/1/28 @ 100 499,096
420,000 Duke Energy Progress LLC, 3.45%, 3/15/29, Callable
12/15/28 @ 100 381,150
2,068,000 Duke Energy Progress LLC, 5.25%, 3/15/33, Callable
12/15/32 @ 100 2,008,435
311,000 Duke Energy Progress LLC, 6.30%, 4/1/38 318,097
857,000 Duke Energy Progress LLC, 4.38%, 3/30/44, Callable
9/30/43 @ 100 684,392
337,000 Duke Energy Progress LLC, 4.20%, 8/15/45, Callable
2/15/45 @ 100 259,170
656,000 Duke Energy Progress LLC, 2.50%, 8/15/50, Callable
2/15/50 @ 100 363,679
220,000 Duke Energy Progress, Inc., 5.70%, 4/1/35 213,490
1,043,000 Duke Energy Progress, Inc., 4.10%, 5/15/42,
Callable 11/15/41 @ 100 819,403
1,601,000 Edison International, 5.75%, 6/15/27, Callable
4/15/27 @ 100 1,587,749
1,610,000 Edison International, 4.13%, 3/15/28, Callable
12/15/27 @ 100 1,483,108
2,133,000 Edison International, 5.25%, 11/15/28, Callable
10/15/28 @ 100 2,058,332
1,203,000 Edison International, 6.95%, 11/15/29, Callable
9/15/29 @ 100 1,240,952
258,000 Entergy Arkansas LLC, 3.35%, 6/15/52, Callable
12/15/51 @ 100 165,373
501,000 Entergy Louisiana LLC, 3.05%, 6/1/31, Callable
3/1/31 @ 100 418,070
793,000 Entergy Mississippi LLC, 3.85%, 6/1/49, Callable
12/1/48 @ 100 568,346
297,000 Evergy Kansas Central, Inc., 5.70%, 3/15/53,
Callable 9/15/52 @ 100 279,405
311,000 Eversource Energy, 4.60%, 7/1/27, Callable 6/1/27
@ 100 299,429
2,185,000 Eversource Energy, 5.45%, 3/1/28, Callable 2/1/28
@ 100 2,161,262
778,000 Exelon Corp., 5.63%, 6/15/35 751,528
636,000 Exelon Corp., 5.60%, 3/15/53, Callable 9/15/52
@ 100 582,458
193,000 FirstEnergy Corp., 2.05%, 3/1/25, Callable 2/1/25
@ 100 182,356
Principal Amount Value
Corporate Bonds, continued
Electric Utilities, continued
$ 636,000 FirstEnergy Corp., Series C, 3.40%, 3/1/50, Callable
9/1/49 @ 100 $ 399,090
505,000 FirstEnergy Transmission LLC, 4.35%, 1/15/25,
Callable 10/15/24 @ 100(a) 492,999
637,000 FirstEnergy Transmission LLC, 4.55%, 4/1/49,
Callable 10/1/48 @ 100(a) 501,341
449,000 Florida Power & Light Co., 3.99%, 3/1/49, Callable
9/1/48 @ 100 342,164
1,120,000 Florida Power & Light Co., 3.15%, 10/1/49, Callable
4/1/49 @ 100 730,887
453,000 Kentucky Utilities Co., 5.45%, 4/15/33, Callable
1/15/33 @ 100 443,581
407,000 Louisville Gas and Electric Co., 5.45%, 4/15/33,
Callable 1/15/33 @ 100 396,790
575,000 Metropolitan Edison Co., 5.20%, 4/1/28, Callable
3/1/28 @ 100(a) 560,807
658,000 MidAmerican Energy Co., 3.10%, 5/1/27, Callable
2/1/27 @ 100 611,491
399,000 MidAmerican Energy Co., 3.15%, 4/15/50, Callable
10/15/49 @ 100 254,859
3,345,000 NextEra Energy Capital Holdings, Inc., 5.75%,
9/1/25 3,335,647
1,566,000 Northern States Power Co., 2.90%, 3/1/50, Callable
9/1/49 @ 100 959,122
311,000 Northern States Power Co., 2.60%, 6/1/51, Callable
12/1/50 @ 100 176,605
174,000 Northern States Power Co., 3.20%, 4/1/52, Callable
10/1/51 @ 100 111,531
465,000 Northern States Power Co., 4.50%, 6/1/52, Callable
12/1/51 @ 100 378,597
299,000 NRG Energy, Inc., 2.45%, 12/2/27, Callable 10/2/27
@ 100(a) 253,425
598,000 Ohio Power Co., 2.60%, 4/1/30, Callable 1/1/30
@ 100 499,088
704,000 Ohio Power Co., 1.63%, 1/15/31, Callable 10/15/30
@ 100 537,367
494,000 Ohio Power Co., Series G, 6.60%, 2/15/33 511,340
4,486,000 Ohio Power Co., 5.00%, 6/1/33, Callable 3/1/33
@ 100 4,204,589
345,000 Ohio Power Co., Series F, 5.85%, 10/1/35 336,846
362,000 Ohio Power Co., 4.00%, 6/1/49, Callable 12/1/48
@ 100 264,984
663,000 Ohio Power Co., 2.90%, 10/1/51, Callable 4/1/51
@ 100 392,287
485,000 Oncor Electric Delivery Co. LLC, 3.70%, 11/15/28,
Callable 8/15/28 @ 100 449,493
2,027,000 Oncor Electric Delivery Co. LLC, 4.55%, 9/15/32,
Callable 6/15/32 @ 100 1,863,129
271,000 Oncor Electric Delivery Co. LLC, 3.80%, 9/30/47,
Callable 3/30/47 @ 100 199,898
987,000 Pacific Gas and Electric Co., 6.15%, 1/15/33,
Callable 10/15/32 @ 100 936,143
8,122,000 Pacific Gas and Electric Co., 6.40%, 6/15/33,
Callable 3/15/33 @ 100 7,841,710
728,000 Pacific Gas and Electric Co., 3.50%, 8/1/50, Callable
2/1/50 @ 100 433,997
614,000 PECO Energy Co., 3.05%, 3/15/51, Callable 9/15/50
@ 100 381,748

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Electric Utilities, continued
$ 460,000 PECO Energy Co., 2.85%, 9/15/51, Callable 3/15/51
@ 100 $ 273,021
783,000 Pennsylvania Electric Co., 5.15%, 3/30/26(a) 766,720
458,000 Public Service Co of New Hampshire, 3.60%,
7/1/49, Callable 1/1/49 @ 100 325,913
545,000 Public Service Co of New Hampshire, 5.15%,
1/15/53, Callable 7/15/52 @ 100 491,680
535,000 Public Service Electric & Gas Co., 3.65%, 9/1/28,
Callable 6/1/28 @ 100 496,102
340,000 Public Service Electric & Gas Co., 2.05%, 8/1/50,
Callable 2/1/50 @ 100, MTN 174,625
1,052,000 Public Service Electric and Gas Co., 2.45%, 1/15/30,
Callable 10/15/29 @ 100, MTN 886,992
6,391,000 Public Service Electric and Gas Co., 3.10%, 3/15/32,
Callable 12/15/31 @ 100, MTN 5,403,610
821,000 Public Service Electric and Gas Co., 4.90%,
12/15/32, Callable 9/15/32 @ 100 787,996
357,000 Public Service Electric and Gas Co., 4.65%, 3/15/33,
Callable 12/15/32 @ 100, MTN 335,685
389,000 Public Service Electric and Gas Co., 4.15%, 11/1/45,
Callable 5/1/45 @ 100 299,707
569,000 San Diego Gas & Electric Co., 3.75%, 6/1/47,
Callable 12/1/46 @ 100 405,749
1,221,000 San Diego Gas & Electric Co., 5.35%, 4/1/53,
Callable 10/1/52 @ 100 1,109,318
2,073,000 Southern California Edison Co., 1.20%, 2/1/26,
Callable 1/1/26 @ 100 1,875,534
440,000 Southern California Edison Co., 5.65%, 10/1/28,
Callable 9/1/28 @ 100 438,635
742,000 Southern California Edison Co., 2.75%, 2/1/32,
Callable 11/1/31 @ 100 593,681
4,580,000 Southern California Edison Co., 5.95%, 11/1/32,
Callable 8/1/32 @ 100 4,598,494
671,000 Southern California Edison Co., 5.75%, 4/1/35 651,734
417,000 Southern California Edison Co., 5.35%, 7/15/35 396,106
533,000 Southern California Edison Co., 5.88%, 12/1/53,
Callable 6/1/53 @ 100 506,053
2,500,000 Southern Co. (The), 1.88% (EUSA5+211 bps),
9/15/81, Callable 6/15/27 @ 100 2,084,479
867,000 Southwestern Electric Power Co., 5.30%, 4/1/33,
Callable 1/1/33 @ 100 816,584
1,744,000 Southwestern Public Service Co., 3.15%, 5/1/50,
Callable 11/1/49 @ 100 1,073,685
215,000 Tampa Electric Co., 4.20%, 5/15/45, Callable
11/15/44 @ 100 158,673
3,000 Tampa Electric Co., 4.45%, 6/15/49, Callable
12/15/48 @ 100 2,339
463,000 Union Electric Co., 2.63%, 3/15/51, Callable 9/15/50
@ 100 262,785
478,000 Union Electric Co., 5.45%, 3/15/53, Callable 9/15/52
@ 100 445,145
381,000 Virginia Electric & Power Co., Series A, 6.00%,
5/15/37 379,095
715,000 Virginia Electric and Power Co., Series B, 4.20%,
5/15/45, Callable 11/15/44 @ 100 543,715
2,298,000 Vistra Operations Co. LLC, 5.13%, 5/13/25(a) 2,241,382
848,000 Wisconsin Power and Light Co., 1.95%, 9/16/31,
Callable 6/16/31 @ 100 647,446
106,814,878
Principal Amount Value
Corporate Bonds, continued
Financial Services ( 0 .5% ):
$ 1,708,000 Federal National Mortgage Association, 1.55%,
8/24/35, Callable 11/24/23 @ 100 $ 1,136,599
295,000 Franciscan Missionaries of Our Lady Health System,
Inc., Series B, 3.91%, 7/1/49, Callable 1/1/49 @
100 198,967
1,508,000 Glencore Funding LLC, 3.88%, 10/27/27, Callable
7/27/27 @ 100(a) 1,396,173
2,012,000 Glencore Funding LLC, 5.40%, 5/8/28, Callable
4/8/28 @ 100(a) 1,959,064
1,418,000 Glencore Funding LLC, 6.38%, 10/6/30, Callable
8/6/30 @ 100(a) 1,413,294
2,306,000 Glencore Funding LLC, 5.70%, 5/8/33, Callable
2/8/33 @ 100(a) 2,182,723
761,000 Global Payments, Inc., 4.45%, 6/1/28, Callable
3/1/28 @ 100 705,283
1,009,000 Global Payments, Inc., 5.30%, 8/15/29, Callable
6/15/29 @ 100 963,525
2,254,000 Global Payments, Inc., 2.90%, 5/15/30, Callable
2/15/30 @ 100 1,849,335
756,000 Global Payments, Inc., 4.88%, 3/17/31, Callable
1/17/31 @ 100 777,386
870,000 Penske Truck Leasing Co. LP/PTL Finance Corp.,
3.90%, 2/1/24, Callable 1/1/24 @ 100(a) 862,204
397,000 Penske Truck Leasing Co. LP/PTL Finance Corp.,
4.45%, 1/29/26, Callable 11/29/25 @ 100(a) 380,628
678,000 Penske Truck Leasing Co. LP/PTL Finance Corp.,
5.88%, 11/15/27, Callable 10/15/27 @ 100(a) 665,734
396,000 Synchrony Bank, 5.63%, 8/23/27, Callable 7/23/27
@ 100 369,381
14,860,296
Gas Utilities ( 0 .2% ):
262,000 Atmos Energy Corp., 4.13%, 10/15/44, Callable
4/15/44 @ 100 205,628
1,254,000 Consolidated Edison Co. of New York, Inc., 6.15%,
11/15/52, Callable 5/15/52 @ 100 1,263,770
753,000 ONE Gas, Inc., 2.00%, 5/15/30, Callable 2/15/30
@ 100 601,143
736,000 PECO Energy Co., 4.38%, 8/15/52, Callable 2/15/52
@ 100 589,057
560,000 Piedmont Natural Gas Co., Inc., 3.50%, 6/1/29,
Callable 3/1/29 @ 100 499,404
500,000 Piedmont Natural Gas Co., Inc., 2.50%, 3/15/31,
Callable 12/15/30 @ 100 396,732
298,000 Southwest Gas Corp., 5.80%, 12/1/27, Callable
11/1/27 @ 100 297,592
1,490,000 Southwest Gas Corp., 5.45%, 3/23/28, Callable
2/23/28 @ 100 1,467,681
5,321,007
Ground Transportation ( 0 .5% ):
787,000 Burlington Northern Santa Fe LLC, 4.05%, 6/15/48,
Callable 12/15/47 @ 100 605,740
1,850,000 Burlington Northern Santa Fe LLC, 4.15%,
12/15/48, Callable 6/15/48 @ 100 1,447,451
855,000 Burlington Northern Santa Fe LLC, 3.05%, 2/15/51,
Callable 8/15/50 @ 100 539,474
685,000 Burlington Northern Santa Fe LLC, 3.30%, 9/15/51,
Callable 3/15/51 @ 100 454,551

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Ground Transportation, continued
$ 313,000 Burlington Northern Santa Fe LLC, 2.88%, 6/15/52,
Callable 12/15/51 @ 100 $ 192,417
376,000 CSX Corp., 4.50%, 3/15/49, Callable 9/15/48 @ 100 304,652
1,715,000 CSX Corp., 2.50%, 5/15/51, Callable 11/15/50 @
100 951,720
1,356,000 Norfolk Southern Corp., 2.55%, 11/1/29, Callable
8/1/29 @ 100 1,145,185
667,000 Norfolk Southern Corp., 3.40%, 11/1/49, Callable
5/1/49 @ 100 440,806
2,331,000 Norfolk Southern Corp., 3.05%, 5/15/50, Callable
11/15/49 @ 100 1,452,814
776,000 Norfolk Southern Corp., 2.90%, 8/25/51, Callable
2/25/51 @ 100 460,518
738,000 Norfolk Southern Corp., 4.05%, 8/15/52, Callable
2/15/52 @ 100 545,426
1,894,000 Ryder System, Inc., 5.65%, 3/1/28, Callable 2/1/28
@ 100 1,869,907
1,198,000 Ryder System, Inc., 5.25%, 6/1/28, Callable 5/1/28
@ 100, MTN 1,165,762
1,287,000 Union Pacific Corp., 2.80%, 2/14/32, Callable
12/15/31 @ 100 1,060,881
2,000 Union Pacific Corp., 4.50%, 9/10/48, Callable
3/10/48 @ 100 1,647
2,011,000 Union Pacific Corp., 2.95%, 3/10/52, Callable
9/10/51 @ 100 1,238,235
1,254,000 Union Pacific Corp., 4.95%, 9/9/52, Callable 3/9/52
@ 100 1,123,579
305,000 Union Pacific Corp., 4.95%, 5/15/53, Callable
11/15/52 @ 100 272,233
348,653 Union Pacific Railroad Co., Series 2014-1, 3.23%,
5/14/26^ 332,115
15,605,113
Health Care Providers & Services ( 1 .1% ):
410,000 Aetna, Inc., 4.75%, 3/15/44, Callable 9/15/43 @
100 331,387
275,000 AHS Hospital Corp., 2.78%, 7/1/51, Callable 1/1/51
@ 100 162,184
448,000 Anthem, Inc., 4.55%, 3/1/48, Callable 9/1/47 @ 100 363,588
965,000 BHSH System Obligated Group, Series 2019-A,
3.49%, 7/15/49, Callable 1/15/49 @ 100 660,509
610,000 City of Hope, Series 2013, 5.62%, 11/15/43 553,440
350,000 CommonSpirit Health, 2.78%, 10/1/30, Callable
4/1/30 @ 100 288,523
130,000 CommonSpirit Health, 3.82%, 10/1/49, Callable
4/1/49 @ 100 91,702
498,000 CVS Health Corp., 5.00%, 12/1/24, Callable 9/1/24
@ 100 492,415
1,810,000 CVS Health Corp., 4.30%, 3/25/28, Callable
12/25/27 @ 100 1,712,124
1,240,000 Duke University Health, 3.92%, 6/1/47, Callable
12/1/46 @ 100 938,673
710,000 Elevance Health, Inc., 4.55%, 5/15/52, Callable
11/15/51 @ 100 570,987
948,000 Elevance Health, Inc., 6.10%, 10/15/52, Callable
4/15/52 @ 100 951,628
615,000 Evernorth Health, Inc., 4.50%, 2/25/26, Callable
11/27/25 @ 100 598,045
2,100,000 HCA, Inc., 5.25%, 4/15/25 2,073,750
3,903,000 HCA, Inc., 5.88%, 2/15/26, Callable 8/15/25 @ 100 3,883,485
Principal Amount Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$ 7,584,000 HCA, Inc., 5.25%, 6/15/26, Callable 12/15/25 @
100 $ 7,422,840
1,207,000 HCA, Inc., 5.38%, 9/1/26, Callable 3/1/26 @ 100 1,182,860
1,556,000 HCA, Inc., 5.20%, 6/1/28, Callable 5/1/28 @ 100 1,502,993
325,000 HCA, Inc., 4.13%, 6/15/29, Callable 3/15/29 @ 100 293,719
2,833,000 HCA, Inc., 3.50%, 9/1/30, Callable 3/1/30 @ 100 2,404,509
1,434,000 HCA, Inc., 3.50%, 7/15/51, Callable 1/15/51 @ 100 892,298
197,000 Hoag Memorial Hospital Presbyterian, 3.80%,
7/15/52, Callable 1/15/52 @ 100 144,398
323,000 Humana, Inc., 3.95%, 3/15/27, Callable 12/15/26
@ 100 306,365
410,000 Mount Nittany Medical Center Obligated Group,
Series 2022, 3.80%, 11/15/52 285,714
235,000 UnitedHealth Group, Inc., 4.20%, 1/15/47, Callable
7/15/46 @ 100 185,729
400,000 UnitedHealth Group, Inc., 2.90%, 5/15/50, Callable
11/15/49 @ 100 244,278
851,000 UnitedHealth Group, Inc., 4.75%, 5/15/52, Callable
11/15/51 @ 100 724,664
477,000 UnitedHealth Group, Inc., 3.88%, 8/15/59, Callable
2/15/59 @ 100 337,705
1,201,000 UnitedHealth Group, Inc., 6.05%, 2/15/63, Callable
8/15/62 @ 100 1,213,445
30,813,957
Independent Power and Renewable Electricity Producers
( 0 .0%
†
):
905,000 Evergy Metro, Inc., 4.95%, 4/15/33, Callable
1/15/33 @ 100 849,515
Industrial Conglomerates ( 0 .0%
†
):
980,000 Honeywell International, Inc., 3.75%, 5/17/32,
Callable 2/17/32 @ 100 998,613
Industrial REITs ( 0 .1% ):
1,892,000 Prologis LP, 1.75%, 2/1/31, Callable 11/1/30 @ 100 1,453,500
417,000 Prologis LP, 5.13%, 1/15/34, Callable 10/15/33
@ 100 395,629
1,849,129
Insurance ( 0 .2% ):
775,000 Aon Corp., 4.50%, 12/15/28, Callable 9/15/28 @
100 736,118
1,716,000 Aon Corp./Aon Global Holdings plc, 2.60%, 12/2/31,
Callable 9/2/31 @ 100 1,357,298
962,000 Aon Corp./Aon Global Holdings plc, 5.35%, 2/28/33,
Callable 11/28/32 @ 100 922,986
378,000 Hartford Financial Services Group, Inc. (The),
4.30%, 4/15/43 284,570
1,303,000 Marsh & McLennan Cos., Inc., 4.38%, 3/15/29,
Callable 12/15/28 @ 100 1,235,353
4,536,325
Interactive Media & Services ( 0 .1% ):
3,124,000 Meta Platforms, Inc., 5.75%, 5/15/63, Callable
11/15/62 @ 100 2,933,873
IT Services ( 0 .1% ):
1,145,000 Booz Allen Hamilton, Inc., 5.95%, 8/4/33, Callable
5/4/33 @ 100 1,116,375

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
IT Services, continued
$ 722,000 DXC Technology Co., 2.38%, 9/15/28, Callable
7/15/28 @ 100 $ 586,472
1,702,847
Life Sciences Tools & Services ( 0 .2% ):
614,000 Agilent Technologies, Inc., 2.30%, 3/12/31, Callable
12/12/30 @ 100 486,571
965,000 Thermo Fisher Scientific, Inc., 2.00%, 10/15/31,
Callable 7/15/31 @ 100 749,104
401,000 Thermo Fisher Scientific, Inc., 4.95%, 11/21/32,
Callable 8/21/32 @ 100^ 386,210
3,997,000 Thermo Fisher Scientific, Inc., 5.09%, 8/10/33,
Callable 5/10/33 @ 100 3,859,947
5,481,832
Machinery ( 0 .1% ):
312,000 CNH Industrial Capital LLC, 4.55%, 4/10/28, Callable
3/10/28 @ 100 296,456
1,560,000 Otis Worldwide Corp., 5.25%, 8/16/28, Callable
7/16/28 @ 100 1,534,923
1,248,000 Otis Worldwide Corp., 2.57%, 2/15/30, Callable
11/15/29 @ 100 1,033,964
2,865,343
Media ( 0 .1% ):
2,976,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 3.95%, 6/30/62,
Callable 12/30/61 @ 100 1,673,333
384,000 Cox Communications, Inc., 3.85%, 2/1/25, Callable
11/1/24 @ 100(a) 371,748
799,000 Cox Communications, Inc., 3.60%, 6/15/51, Callable
12/15/50 @ 100(a) 498,543
265,000 Omnicom Group, Inc./Omnicom Capital, Inc., 3.65%,
11/1/24, Callable 8/1/24 @ 100 257,864
526,000 Paramount Global, 4.85%, 7/1/42, Callable 1/1/42
@ 100 354,448
3,155,936
Metals & Mining ( 0 .0%
†
):
1,176,000 Newmont Corp., 2.60%, 7/15/32, Callable 4/15/32
@ 100 920,038
Multi-Utilities ( 0 .3% ):
390,000 Ameren Illinois Co., 2.90%, 6/15/51, Callable
12/15/50 @ 100 239,068
705,000 CenterPoint Energy Houston Electric LLC, 4.45%,
10/1/32, Callable 7/1/32 @ 100 651,916
1,162,000 CenterPoint Energy Houston Electric LLC, 4.95%,
4/1/33, Callable 1/1/33 @ 100 1,108,898
176,000 CenterPoint Energy Houston Electric LLC, 3.95%,
3/1/48, Callable 9/1/47 @ 100 133,972
599,000 CenterPoint Energy Houston Electric LLC, 2.90%,
7/1/50, Callable 1/1/50 @ 100 372,611
695,000 CenterPoint Energy Houston Electric LLC, 3.35%,
4/1/51, Callable 10/1/50 @ 100 466,052
2,772,000 Consumers Energy Co., 4.63%, 5/15/33, Callable
11/15/32 @ 100 2,597,375
531,000 Consumers Energy Co., 3.75%, 2/15/50, Callable
8/15/49 @ 100 385,435
778,000 Consumers Energy Co., 3.10%, 8/15/50, Callable
2/15/50 @ 100 508,635
Principal Amount Value
Corporate Bonds, continued
Multi-Utilities, continued
$ 1,800,000 Consumers Energy Co., 4.20%, 9/1/52, Callable
3/1/52 @ 100 $ 1,405,011
804,000 NiSource, Inc., 5.25%, 3/30/28, Callable 2/29/28
@ 100 789,742
8,658,715
Oil, Gas & Consumable Fuels ( 4 .2% ):
525,000 Boardwalk Pipelines LP, 3.40%, 2/15/31, Callable
11/15/30 @ 100 436,852
1,991,000 BP Capital Markets America, Inc., 4.89%, 9/11/33,
Callable 6/11/33 @ 100 1,866,465
2,943,000 Cameron LNG LLC, 2.90%, 7/15/31, Callable
4/15/31 @ 100(a) 2,430,889
4,367,000 Cameron LNG LLC, 3.30%, 1/15/35, Callable
9/15/34 @ 100(a) 3,479,053
1,608,000 Cameron LNG LLC, 3.40%, 1/15/38, Callable
7/15/37 @ 100(a) 1,276,233
13,884,000 Cheniere Corpus Christi Holdings LLC, 5.13%,
6/30/27, Callable 1/1/27 @ 100 13,484,835
3,507,000 Cheniere Corpus Christi Holdings LLC, 3.70%,
11/15/29, Callable 5/18/29 @ 100 3,108,079
2,070,000 Devon Energy Corp., 4.50%, 1/15/30, Callable
1/15/25 @ 102.25 1,891,106
6,540,000 Diamondback Energy, Inc., 3.25%, 12/1/26, Callable
10/1/26 @ 100 6,123,075
13,308,000 Diamondback Energy, Inc., 3.50%, 12/1/29, Callable
9/1/29 @ 100 11,784,593
5,348,000 Diamondback Energy, Inc., 3.13%, 3/24/31, Callable
12/24/30 @ 100 4,444,060
711,000 Enable Midstream Partners LP, 3.90%, 5/15/24,
Callable 2/15/24 @ 100 701,091
1,007,000 Energy Transfer LP, 5.88%, 1/15/24, Callable
10/23/23 @ 100 1,006,447
1,064,000 Energy Transfer LP, 5.95%, 12/1/25, Callable 9/1/25
@ 100 1,060,142
2,432,000 Energy Transfer LP, 5.50%, 6/1/27, Callable 3/1/27
@ 100 2,395,201
423,000 Energy Transfer LP, 8.25%, 11/15/29, Callable
8/15/29 @ 100 456,999
1,126,000 Energy Transfer LP, 5.75%, 2/15/33, Callable
11/15/32 @ 100 1,080,417
398,000 Energy Transfer LP, 4.90%, 3/15/35, Callable
9/15/34 @ 100 349,610
391,000 Energy Transfer LP, 5.15%, 2/1/43, Callable 8/1/42
@ 100 313,440
1,223,000 Energy Transfer LP, 5.40%, 10/1/47, Callable 4/1/47
@ 100 1,005,884
1,948,000 Energy Transfer LP, 6.25%, 4/15/49, Callable
10/15/48 @ 100 1,787,810
6,866,000 Energy Transfer LP, 5.00%, 5/15/50, Callable
11/15/49 @ 100 5,379,250
266,000 Energy Transfer Operating LP, 4.50%, 4/15/24,
Callable 3/15/24 @ 100 263,690
10,000,000 EQT Corp., 3.90%, 10/1/27, Callable 7/1/27 @ 100 9,270,000
240,000 EQT Corp., 5.70%, 4/1/28, Callable 3/1/28 @ 100 235,200
563,000 Hess Corp., 5.80%, 4/1/47, Callable 10/1/46 @ 100 512,202
2,294,000 Kinder Morgan, Inc., 3.25%, 8/1/50, Callable 2/1/50
@ 100 1,366,965
698,000 Kinder Morgan, Inc., 3.60%, 2/15/51, Callable
8/15/50 @ 100 443,857

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 3,034,000 NGPL PipeCo LLC, 3.25%, 7/15/31, Callable 4/15/31
@ 100(a) $ 2,400,477
1,242,000 NGPL PipeCo LLC, 7.77%, 12/15/37(a) 1,276,155
1,990,000 NGPL PipeCo. LLC, 4.88%, 8/15/27, Callable
2/15/27 @ 100(a) 1,878,062
236,000 Northern Natural Gas Co., 3.40%, 10/16/51,
Callable 4/16/51 @ 100(a) 149,136
2,745,000 Northwest Pipeline LLC, 4.00%, 4/1/27, Callable
1/1/27 @ 100 2,593,232
1,630,000 ONEOK, Inc., 6.63%, 9/1/53, Callable 3/1/53 @ 100 1,608,181
532,000 Pioneer Natural Resources Co., 1.13%, 1/15/26,
Callable 12/15/25 @ 100 481,036
2,028,000 Pioneer Natural Resources Co., 5.10%, 3/29/26 2,002,820
6,782,000 Sabine Pass Liquefaction LLC, 5.00%, 3/15/27,
Callable 9/15/26 @ 100 6,577,184
2,491,000 Sabine Pass Liquefaction LLC, 4.20%, 3/15/28,
Callable 9/15/27 @ 100 2,316,630
1,531,000 Sabine Pass Liquefaction LLC, 5.90%, 9/15/37,
Callable 3/15/37 @ 100 1,502,294
1,374,000 Targa Resources Corp., 5.20%, 7/1/27, Callable
6/1/27 @ 100 1,346,688
1,391,000 Targa Resources Corp., 6.13%, 3/15/33, Callable
12/15/32 @ 100 1,366,340
766,000 Targa Resources Corp., 6.50%, 2/15/53, Callable
8/15/52 @ 100 733,250
1,398,000 Targa Resources Partners LP/Targa Resources
Partners Finance Corp., 5.00%, 1/15/28, Callable
11/6/23 @ 102.5 1,328,100
2,936,000 Targa Resources Partners LP/Targa Resources
Partners Finance Corp., 4.88%, 2/1/31, Callable
2/1/26 @ 102.44 2,642,400
1,670,000 Targa Resources Partners LP/Targa Resources
Partners Finance Corp., 4.00%, 1/15/32, Callable
7/15/26 @ 102 1,406,975
1,696,000 Texas Eastern Transmission LP, 3.50%, 1/15/28,
Callable 10/15/27 @ 100(a) 1,542,972
3,477,000 Texas Eastern Transmission LP, 4.15%, 1/15/48,
Callable 7/15/47 @ 100(a) 2,508,249
3,605,000 Transcontinental Gas Pipe Line Co. LLC, 7.85%,
2/1/26, Callable 11/1/25 @ 100 3,747,989
2,198,000 Transcontinental Gas Pipe Line Co. LLC, 4.00%,
3/15/28, Callable 12/15/27 @ 100 2,050,125
2,266,000 Transcontinental Gas Pipe Line Co. LLC, 3.95%,
5/15/50, Callable 11/15/49 @ 100 1,611,253
1,480,000 Western Midstream Operating LP, 6.35%, 1/15/29,
Callable 12/15/28 @ 100 1,483,700
122,506,693
Passenger Airlines ( 0 .1% ):
65,880 American Airlines Pass Through Trust, Series 2017-
1, Class AA, 3.65%, 8/15/30 59,572
531,453 American Airlines Pass Through Trust, Series 2019-
1, 3.15%, 8/15/33 454,273
420,000 Delta Airlines Pass Through Trust, Series 2019-1,
Class AA, 3.20%, 10/25/25 412,467
5,289 United Airlines Pass Through Trust, Series 2016-2,
Class B, 3.65%, 4/7/27 4,985
198,841 United Airlines Pass Through Trust, Series 2018-1,
Class B, 4.60%, 9/1/27 187,729
Principal Amount Value
Corporate Bonds, continued
Passenger Airlines, continued
$ 39,637 United Airlines Pass Through Trust, Series 2016-2,
Class AA, 3.10%, 1/7/30 $ 35,378
159,583 United Airlines Pass Through Trust, Series 2019-2,
Class AA, 2.88%, 4/7/30 139,784
305,322 United Airlines Pass Through Trust, Series 2016-1,
Class AA, 4.15%, 2/25/33 275,560
116,824 United Airlines Pass Through Trust, Series 2019-2,
Class AA, 2.70%, 11/1/33 96,363
1,666,111
Professional Services ( 0 .2% ):
1,699,000 Broadridge Financial Solutions, Inc., 3.40%,
6/27/26, Callable 3/27/26 @ 100 1,596,063
3,439,000 Equifax, Inc., 5.10%, 6/1/28, Callable 5/1/28 @ 100 3,317,576
1,603,000 Global Payments, Inc., 4.95%, 8/15/27, Callable
7/15/27 @ 100 1,540,695
655,000 RELX Capital, Inc., 3.00%, 5/22/30, Callable
2/22/30 @ 100 561,252
7,015,586
Real Estate Management & Development ( 0 .0%
†
):
915,000 Northwest Florida Timber Finance LLC, 4.75%,
3/4/29(a) 828,273
Retail REITs ( 0 .2% ):
534,000 Kimco Realty OP LLC, 2.25%, 12/1/31, Callable
9/1/31 @ 100 402,039
593,000 National Retail Properties, Inc., 3.10%, 4/15/50,
Callable 10/15/49 @ 100 338,697
1,548,000 National Retail Properties, Inc., 3.50%, 4/15/51,
Callable 10/15/50 @ 100 979,110
402,000 National Retail Properties, Inc., 3.00%, 4/15/52,
Callable 10/15/51 @ 100 226,043
1,081,000 Realty Income Corp., 3.25%, 1/15/31, Callable
10/15/30 @ 100 909,640
1,987,000 VICI Properties LP/VICI Note Co., Inc., 4.13%,
8/15/30, Callable 2/15/25 @ 102.06(a) 1,688,950
4,544,479
Semiconductors & Semiconductor Equipment ( 0 .7% ):
1,998,000 Broadcom, Inc., 4.15%, 11/15/30, Callable 8/15/30
@ 100 1,771,934
933,000 Broadcom, Inc., 4.15%, 4/15/32, Callable 1/15/32
@ 100(a) 809,839
8,987,000 Broadcom, Inc., 4.30%, 11/15/32, Callable 8/15/32
@ 100 7,813,244
471,000 Broadcom, Inc., 3.19%, 11/15/36, Callable 8/15/36
@ 100(a) 336,701
745,000 Intel Corp., 3.73%, 12/8/47, Callable 6/8/47 @ 100 527,677
1,208,000 Intel Corp., 3.20%, 8/12/61, Callable 2/12/61 @ 100 698,636
774,000 Intel Corp., 5.05%, 8/5/62, Callable 2/5/62 @ 100 644,881
1,870,000 KLA Corp., 5.25%, 7/15/62, Callable 1/15/62 @ 100 1,665,125
1,177,000 KLA-Tencor Corp., 4.10%, 3/15/29, Callable
12/15/28 @ 100 1,115,753
618,000 QUALCOMM, Inc., 4.25%, 5/20/32, Callable 2/20/32
@ 100 573,298
1,433,000 QUALCOMM, Inc., 5.40%, 5/20/33, Callable 2/20/33
@ 100^ 1,437,438
1,677,412 Texas Electric Market Stabilization Funding N LLC,
4.26%, 8/1/36(a) 1,568,113

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Semiconductors & Semiconductor Equipment, continued
$ 494,000 TSMC Arizona Corp., 4.25%, 4/22/32, Callable
1/22/32 @ 100^ $ 456,448
19,419,087
Software ( 0 .5% ):
347,000 Autodesk, Inc., 2.85%, 1/15/30, Callable 10/15/29
@ 100 294,343
1,560,000 Oracle Corp., 3.85%, 7/15/36, Callable 1/15/36
@ 100 1,232,868
6,482,000 Oracle Corp., 3.60%, 4/1/40, Callable 10/1/39 @
100 4,688,288
1,903,000 Oracle Corp., 5.38%, 7/15/40 1,683,068
409,000 Oracle Corp., 4.50%, 7/8/44, Callable 1/8/44 @ 100 316,320
878,000 Oracle Corp., 4.00%, 11/15/47, Callable 5/15/47
@ 100 615,305
1,854,000 Oracle Corp., 3.60%, 4/1/50, Callable 10/1/49 @
100 1,196,525
1,075,000 Oracle Corp., 6.90%, 11/9/52, Callable 5/9/52 @
100 1,103,382
1,094,000 Oracle Corp., 4.38%, 5/15/55, Callable 11/15/54
@ 100 787,162
545,000 Vmware, Inc., 1.80%, 8/15/28, Callable 6/15/28
@ 100 452,182
2,348,000 Vmware, Inc., 2.20%, 8/15/31, Callable 5/15/31
@ 100 1,775,863
14,145,306
Specialized REITs ( 1 .0% ):
1,582,000 American Tower Corp., 2.95%, 1/15/25, Callable
12/15/24 @ 100 1,521,106
347,000 American Tower Corp., 3.13%, 1/15/27, Callable
10/15/26 @ 100 317,171
359,000 American Tower Corp., 2.75%, 1/15/27, Callable
11/15/26 @ 100 324,316
318,000 American Tower Corp., 3.65%, 3/15/27, Callable
2/15/27 @ 100 294,799
1,912,000 American Tower Corp., 3.55%, 7/15/27, Callable
4/15/27 @ 100 1,755,006
4,144,000 American Tower Corp., 5.50%, 3/15/28, Callable
2/15/28 @ 100 4,055,451
2,191,000 American Tower Corp., 3.80%, 8/15/29, Callable
5/15/29 @ 100 1,947,523
1,144,000 American Tower Corp., 1.88%, 10/15/30, Callable
7/15/30 @ 100 866,791
1,406,000 American Tower Corp., 2.70%, 4/15/31, Callable
1/15/31 @ 100 1,117,430
1,504,000 American Tower Corp., 2.30%, 9/15/31, Callable
6/15/31 @ 100 1,143,007
83,000 American Tower Corp., 4.05%, 3/15/32, Callable
12/15/31 @ 100 71,633
2,117,000 American Tower Corp., 5.65%, 3/15/33, Callable
12/15/32 @ 100 2,036,332
1,226,000 Crown Castle International Corp., 3.10%, 11/15/29,
Callable 8/15/29 @ 100 1,042,460
3,049,000 Crown Castle International Corp., 2.25%, 1/15/31,
Callable 10/15/30 @ 100 2,371,905
3,649,000 Crown Castle International Corp., 2.50%, 7/15/31,
Callable 4/15/31 @ 100 2,844,271
2,354,000 Crown Castle, Inc., 5.00%, 1/11/28, Callable
12/11/27 @ 100 2,265,085
Principal Amount
Corporate Bonds, continued
Specialized REITs, continued
$ 2,318,000 Crown Castle, Inc., 3.80%, 2/15/28, Callable
11/15/27 @ 100 $ 2,125,745
1,480,000 Crown Castle, Inc., 5.10%, 5/1/33, Callable 2/1/33
@ 100 1,367,150
1,299,000 Equifax, Inc., 1.55%, 3/15/28, Callable 1/15/28
@ 100 1,083,983
1,338,000 Equinix, Inc., 2.15%, 7/15/30, Callable 4/15/30
@ 100 1,053,682
29,604,846
Specialty Retail ( 0 .3% ):
4,164,000 General Motors Financial Co., Inc., 5.80%, 6/23/28,
Callable 5/23/28 @ 100 4,067,932
862,000 Home Depot, Inc. (The), 2.75%, 9/15/51, Callable
3/15/51 @ 100 510,458
2,598,000 Lowe's Cos., Inc., 3.65%, 4/5/29, Callable 1/5/29
@ 100 2,356,687
2,736,000 Lowe's Cos., Inc., 2.63%, 4/1/31, Callable 1/1/31
@ 100 2,216,250
9,151,327
Technology Hardware, Storage & Peripherals ( 0 .1% ):
1,008,000 Dell International LLC/EMC Corp., 3.45%, 12/15/51,
Callable 6/15/51 @ 100(a) 624,840
1,502,000 Hewlett Packard Enterprise Co., 5.25%, 7/1/28,
Callable 6/1/28 @ 100 1,466,759
2,091,599
Tobacco ( 0 .6% ):
3,270,000 Altria Group, Inc., 4.80%, 2/14/29, Callable
11/14/28 @ 100 3,117,952
1,702,000 Altria Group, Inc., 2.45%, 2/4/32, Callable 11/4/31
@ 100 1,290,751
14,000 Altria Group, Inc., 5.80%, 2/14/39, Callable 8/14/38
@ 100 12,962
800,000 Altria Group, Inc., 4.25%, 8/9/42 581,530
1,383,000 BAT Capital Corp., 4.70%, 4/2/27, Callable 2/2/27
@ 100 1,326,807
137,000 BAT Capital Corp., 3.56%, 8/15/27, Callable 5/15/27
@ 100 125,757
2,488,000 BAT Capital Corp., 2.26%, 3/25/28, Callable 1/25/28
@ 100 2,092,838
242,000 BAT Capital Corp., 4.76%, 9/6/49, Callable 3/6/49
@ 100 172,288
724,000 BAT Capital Corp., 3.98%, 9/25/50, Callable 3/25/50
@ 100 453,567
1,260,000 BAT Capital Corp., 7.08%, 8/2/53, Callable 2/2/53
@ 100 1,187,393
2,482,000 Philip Morris International, Inc., 5.13%, 11/17/27,
Callable 10/17/27 @ 100 2,447,408
2,995,000 Philip Morris International, Inc., 4.88%, 2/15/28,
Callable 1/15/28 @ 100 2,899,669
1,157,000 Reynolds American, Inc., 5.85%, 8/15/45, Callable
2/15/45 @ 100 960,078
16,669,000
Water Utilities ( 0 .0%
†
):
1,220,000 CenterPoint Energy Resources Corp., 5.25%,
3/1/28, Callable 2/1/28 @ 100 1,205,753
Wireless Telecommunication Services ( 0 .6% ):
5,191,000 Sprint LLC, 7.13%, 6/15/24 5,210,466

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Wireless Telecommunication Services, continued
$ 7,299,000 Sprint LLC, 7.63%, 2/15/25, Callable 11/15/24 @
100 $ 7,399,361
4,678,000 T-Mobile USA, Inc., 3.75%, 4/15/27, Callable
2/15/27 @ 100 4,372,241
1,502,000 T-Mobile USA, Inc., 4.95%, 3/15/28, Callable
2/15/28 @ 100 1,455,817
18,437,885
Total Corporate Bonds (Cost $763,796,347) 710,241,969
Foreign Bonds ( 0 .6% ):
Banks ( 0 .1% ):
1,200,000 Banque Federative du Credit Mutuel SA, 4.13%,
9/18/30, MTN(a) 1,252,720
1,000,000 Societe Generale SA, 4.75%(EUR003M+150bps),
9/28/29, Callable 9/28/28 @ 100(a) 1,048,341
2,301,061
Capital Markets ( 0 .1% ):
100,000 Deutsche Bank AG, 1.00%(EUR003M+160bps),
11/19/25, Callable 11/19/24 @ 100(a) 101,086
1,140,000 Viterra Finance BV, 0.38%, 9/24/25, Callable
8/24/25 @ 100, MTN(a) 1,112,150
1,213,236
Commercial Services & Supplies ( 0 .0%
†
):
300,000 Sartorius Finance BV, 4.50%, 9/14/32, Callable
6/14/32 @ 100(a) 312,755
600,000 Sartorius Finance BV, 4.88%, 9/14/35, Callable
6/14/35 @ 100(a) 629,671
942,426
Consumer Staples Distribution & Retail ( 0 .1% ):
320,000 Carlsberg Breweries AS, 4.25%, 10/5/33, Callable
7/5/33 @ 100, MTN(a) 334,218
900,000 REWE International Finance BV, 4.88%, 9/13/30,
Callable 6/13/30 @ 100(a) 952,621
1,286,839
Electric Utilities ( 0 .0%
†
):
600,000 RTE Reseau de Transport d'Electricite SADIR,
3.75%, 7/4/35, Callable 4/4/35 @ 100, MTN(a) 610,186
Energy Equipment & Services ( 0 .0%
†
):
333,000 Origin Energy Finance, Ltd., 1.00%, 9/17/29,
Callable 6/17/29 @ 100(a) 319,490
Financial Services ( 0 .0%
†
):
1,000,000 Eurogrid GmbH, 3.72%, 4/27/30, Callable 1/27/30
@ 100, MTN(a) 1,023,965
Ground Transportation ( 0 .0%
†
):
500,000 East Japan Railway Co., 4.39%, 9/5/43, MTN(a) 509,181
Household Products ( 0 .0%
†
):
840,000 Reckitt Benckiser Treasury Services plc, 3.88%,
9/14/33, Callable 6/14/33 @ 100, MTN(a) 868,699
Multi-Utilities ( 0 .0%
†
):
600,000 Engie SA, 4.50%, 9/6/42, Callable 6/6/42 @ 100(a) 610,617
Oil, Gas & Consumable Fuels ( 0 .1% ):
1,300,000 BG Energy Capital plc, 2.25%, 11/21/29, Callable
8/21/29 @ 100, MTN(a) 1,230,931
630,000 Eni SpA, 4.25%, 5/19/33, MTN(a) 646,564
Principal Amount Value
Foreign Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 800,000 Equinor ASA, 1.38%, 5/22/32, Callable 2/22/32 @
100, MTN(a) $ 686,281
2,563,776
Pharmaceuticals ( 0 .1% ):
3,170,000 Bayer AG, 4.00%, 8/26/26, Callable 7/26/26 @
100(a) 3,355,764
Sovereign Bond ( 0 .0%
†
):
152,000 Romanian Government International Bond, 2.88%,
3/11/29, MTN(a) 140,433
163,000 Romanian Government International Bond,
Registered Shares, 2.50%, 2/8/30, MTN(a) 140,643
281,076
Trading Companies & Distributors ( 0 .0%
†
):
840,000 IMCD NV, 4.88%, 9/18/28, Callable 6/18/28 @
100(a) 878,440
Transportation Infrastructure ( 0 .1% ):
1,400,000 ASTM SpA, 1.50%, 1/25/30, Callable 10/25/29 @
100, MTN(a) 1,198,550
Total Foreign Bonds (Cost $18,601,746) 17,963,306
Yankee Debt Obligations ( 2 .9% ):
Banks ( 0 .1% ):
428,000 Banco Inbursa SA Institucion De Banca Multiple
Grupo Financiero Inbursa, 4.13%, 6/6/24^(a) 420,693
317,000 Bank Gospodarstwa Krajowego, 5.38%, 5/22/33(a) 300,610
487,000 Barclays plc, 7.44% (H15T1Y+350 bps), 11/2/33,
Callable 11/2/32 @ 100 500,726
446,000 Credicorp, Ltd., 2.75%, 6/17/25, Callable 5/17/25
@ 100(a) 417,010
348,000 Intercorp Peru, Ltd., 3.88%, 8/15/29, Callable
5/15/29 @ 100(a) 288,234
419,000 Perusahaan Penerbit SBSN Indonesia III, 4.40%,
6/6/27(a) 403,288
2,330,561
Biotechnology ( 0 .0%
†
):
941,000 Shire Acquisitions Investments, 3.20%, 9/23/26,
Callable 6/23/26 @ 100 877,447
Capital Markets ( 0 .2% ):
438,000 Credit Suisse AG, 4.75%, 8/9/24 429,702
715,000 Eig Pearl Holdings Sarl, 4.39%, 11/30/46(a) 516,588
363,000 Macquarie Group, Ltd., 4.65% (US0003M+173
bps), 3/27/29, Callable 3/27/28 @ 100(a) 338,846
650,000 SA Global Sukuk, Ltd., 2.69%, 6/17/31, Callable
3/17/31 @ 100(a) 536,250
2,491,000 UBS Group AG, 3.75%, 3/26/25 2,397,759
538,000 UBS Group AG, 2.59% (SOFR+156 bps), 9/11/25,
Callable 9/11/24 @ 100(a) 517,860
686,000 UBS Group AG, 4.55%, 4/17/26 658,958
494,000 UBS Group AG, 4.28%, 1/9/28, Callable 1/9/27 @
100(a) 454,655
877,000 UBS Group AG, 9.02% (SOFR+502 bps), 11/15/33,
Callable 11/15/32 @ 100(a) 1,013,434
6,864,052
Chemicals ( 0 .1% ):
660,000 Equate Petrochemical BV, 4.25%, 11/3/26(a) 626,175
561,000 SABIC Capital II BV, 4.50%, 10/10/28(a) 535,215

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Yankee Debt Obligations, continued
Chemicals, continued
$ 515,000 Sociedad Quimica y Minera de Chile SA, 4.25%,
1/22/50, Callable 7/22/49 @ 100(a) $ 375,306
1,536,696
Construction Materials ( 0 .0%
†
):
425,000 Freeport Indonesia PT, Registered Shares, 4.76%,
4/14/27, Callable 3/14/27 @ 100(a) 402,752
Consumer Staples Distribution & Retail ( 0 .0%
†
):
561,000 Cencosud SA, 5.15%, 2/12/25, Callable 11/12/24
@ 100(a) 548,215
Diversified Telecommunication Services ( 0 .0%
†
):
344,000 CK Hutchison International 23, Ltd., 4.75%,
4/21/28, Callable 3/21/28 @ 100(a) 331,288
330,000 NTT Finance Corp., 4.14%, 7/26/24(a) 325,228
656,516
Electric Utilities ( 0 .1% ):
418,000 Comision Federal de Electricidad, 4.88%, 1/15/24(a) 414,469
597,000 Israel Electric Corp., Ltd., 4.25%, 8/14/28, MTN(a) 546,909
527,000 Kallpa Generacion SA, 4.13%, 8/16/27, Callable
5/16/27 @ 100(a) 479,683
1,441,061
Financial Services ( 0 .7% ):
470,000 Banco Latinoamericano de Comercio Exterior SA,
2.38%, 9/14/25, Callable 8/15/25 @ 100(a) 436,511
200,000 Banco Nacional de Panama, 2.50%, 8/11/30,
Callable 5/11/30 @ 100(a) 155,000
1,703,000 BAT International Finance plc, 4.45%, 3/16/28,
Callable 2/16/28 @ 100 1,588,158
762,000 Consorcio Transmantaro SA, 4.70%, 4/16/34(a) 675,323
460,000 Credit Suisse AG, 0.50%, 2/2/24 448,248
4,961,000 Credit Suisse AG, 3.63%, 9/9/24 4,831,245
4,952,000 Credit Suisse AG, 3.70%, 2/21/25 4,766,097
750,000 Credit Suisse AG, 2.95%, 4/9/25 710,608
1,935,000 Credit Suisse AG, 5.00%, 7/9/27 1,858,922
4,351,000 Credit Suisse AG, 7.50%, 2/15/28 4,536,039
278,000 Suzano International Finance BV, 5.50%, 1/17/27 273,781
20,279,932
Food Products ( 0 .0%
†
):
697,000 Grupo Bimbo SAB de CV, 4.00%, 9/6/49(a) 498,567
Independent Power and Renewable Electricity Producers
( 0 .0%
†
):
267,583 AES Panama Generation Holdings SRL, 4.38%,
5/31/30, Callable 2/28/30 @ 100(a) 228,783
506,000 Colbun SA, 3.15%, 1/19/32, Callable 10/19/31 @
100(a) 406,456
635,239
Interactive Media & Services ( 0 .1% ):
490,000 Baidu, Inc., 4.38%, 5/14/24, Callable 4/14/24 @
100 485,146
475,000 Baidu, Inc., 4.38%, 3/29/28, Callable 12/29/27
@ 100 449,590
515,000 Tencent Holdings, Ltd., 3.60%, 1/19/28, Callable
10/19/27 @ 100(a) 471,906
1,406,642
Principal Amount Value
Yankee Debt Obligations, continued
Machinery ( 0 .1% ):
$ 1,864,000 CNH Industrial N.V., 3.85%, 11/15/27, Callable
8/15/27 @ 100 $ 1,735,883
Metals & Mining ( 0 .4% ):
309,000 Anglo American Capital plc, 4.75%, 4/10/27(a) 296,114
3,581,000 Anglo American Capital plc, 4.00%, 9/11/27(a) 3,334,842
3,304,000 Anglo American Capital plc, 4.50%, 3/15/28,
Callable 12/15/27 @ 100(a) 3,106,883
1,969,000 Anglo American Capital plc, 2.25%, 3/17/28,
Callable 1/17/28 @ 100(a) 1,676,273
2,017,000 Anglo American Capital plc, 5.50%, 5/2/33, Callable
2/2/33 @ 100(a) 1,884,094
525,000 Antofagasta plc, 2.38%, 10/14/30, Callable 7/14/30
@ 100(a) 400,628
858,000 Corp. Nacional del Cobre de Chile, Registered
Shares, 3.63%, 8/1/27, Callable 5/1/27 @ 100(a) 788,030
409,000 POSCO, 5.63%, 1/17/26(a) 406,652
11,893,516
Oil, Gas & Consumable Fuels ( 0 .2% ):
555,000 Ecopetrol SA, 4.13%, 1/16/25 536,629
2,364,000 Enbridge, Inc., 5.70%, 3/8/33, Callable 12/8/32
@ 100 2,269,464
588,907 Galaxy Pipeline Assets Bidco, Ltd., 2.94%,
9/30/40(a) 450,932
270,000 KazMunayGas National Co. JSC, 3.50%, 4/14/33,
Callable 10/14/32 @ 100(a) 201,501
470,000 Pertamina Persero PT, 3.10%, 1/21/30, Callable
10/21/29 @ 100(a) 395,388
495,000 Qatar Energy, 2.25%, 7/12/31, Callable 4/12/31
@ 100(a) 395,111
623,000 Saudi Arabian Oil Co., 3.25%, 11/24/50, Callable
5/24/50 @ 100(a) 387,702
604,000 Saudi Arabian Oil Co., 3.50%, 11/24/70, Callable
5/24/70 @ 100(a) 352,198
196,000 Suncor Energy, Inc., 7.15%, 2/1/32 206,607
5,195,532
Paper & Forest Products ( 0 .1% ):
615,000 Celulosa Arauco y Constitucion SA, 4.20%, 1/29/30,
Callable 10/29/29 @ 100(a) 526,226
552,000 Suzano Austria GmbH, 5.75%, 7/14/26(a) 545,315
327,000 Suzano Austria GmbH, 3.75%, 1/15/31, Callable
10/15/30 @ 100 269,929
1,341,470
Passenger Airlines ( 0 .0%
†
):
249,240 Air Canada Pass Through Trust, Series 2017-1, Class
A, 3.30%, 7/15/31(a) 217,264
Real Estate Management & Development ( 0 .0%
†
):
269,000 Trust Fibra Uno, 5.25%, 12/15/24, Callable 9/15/24
@ 100(a) 263,284
453,000 Trust Fibra Uno, 6.39%, 1/15/50, Callable 7/15/49
@ 100(a) 345,696
608,980
Semiconductors & Semiconductor Equipment ( 0 .1% ):
2,213,000 NXP BV/NXP Funding LLC/NXP USA, Inc., 4.30%,
6/18/29, Callable 3/18/29 @ 100 2,029,852

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Yankee Debt Obligations, continued
Semiconductors & Semiconductor Equipment, continued
$ 2,377,000 NXP BV/NXP Funding LLC/NXP USA, Inc., 3.40%,
5/1/30, Callable 2/1/30 @ 100 $ 2,035,613
4,065,465
Sovereign Bond ( 0 .7% ):
434,000 Abu Dhabi Government International Bond, 3.88%,
4/16/50(a) 323,663
1,905,000 Colombia Government International Bond, 3.13%,
4/15/31, Callable 1/15/31 @ 100 1,411,552
860,000 Colombia Government International Bond, 3.25%,
4/22/32, Callable 1/22/32 @ 100 618,183
20,000 Hungary Government International Bond, 5.38%,
3/25/24 19,947
425,000 Hungary Government International Bond, 5.25%,
6/16/29(a) 405,388
240,000 Hungary Government International Bond, 7.63%,
3/29/41 250,332
1,015,000 Mexico Government International Bond, 3.75%,
1/11/28 936,308
378,000 Mexico Government International Bond, 4.75%,
4/27/32, Callable 1/27/32 @ 100 339,855
4,915,000 Mexico Government International Bond, 6.35%,
2/9/35, Callable 11/9/34 @ 100 4,797,836
200,000 Mexico Government International Bond, 6.34%,
5/4/53, Callable 11/4/52 @ 100 181,828
322,000 Mexico Government International Bond, 5.75%,
10/12/10 255,909
196,520 Oriental Republic of Uruguay, 4.50%, 8/14/24 195,936
1,062,000 Panama Government International Bond, 3.16%,
1/23/30, Callable 10/23/29 @ 100 898,718
421,000 Panama Government International Bond, 3.30%,
1/19/33, Callable 10/19/32 @ 100 329,433
1,095,000 Panama Government International Bond, 4.50%,
4/1/56, Callable 10/1/55 @ 100 719,963
430,000 Peruvian Government International Bond, 2.78%,
1/23/31, Callable 10/23/30 @ 100 352,991
397,000 Peruvian Government International Bond, 1.86%,
12/1/32, Callable 9/1/32 @ 100 286,597
116,000 Peruvian Government International Bond, 3.00%,
1/15/34, Callable 10/15/33 @ 100 89,445
200,000 Qatar Government International Bond, 4.00%,
3/14/29(a) 190,089
200,000 Qatar Government International Bond, 3.75%,
4/16/30(a) 186,353
200,000 Qatar Government International Bond, 5.10%,
4/23/48(a) 180,132
3,516,000 Republic of Colombia, 3.88%, 4/25/27, Callable
1/25/27 @ 100 3,195,105
275,000 Republic of Colombia, 4.50%, 3/15/29, Callable
12/15/28 @ 100 238,904
567,000 Republic of Colombia, 3.00%, 1/30/30, Callable
10/30/29 @ 100 434,700
420,000 Republic of Panama, 3.88%, 3/17/28, Callable
12/17/27 @ 100 388,500
1,031,000 Republic of Peru, 5.63%, 11/18/50 950,462
412,000 Republic of Poland Government International Bond,
5.50%, 4/4/53, Callable 10/4/52 @ 100 370,508
278,000 Romanian Government International Bond, 5.25%,
11/25/27(a) 270,174
Principal Amount Value
Yankee Debt Obligations, continued
Sovereign Bond, continued
$ 368,000 Romanian Government International Bond, 3.63%,
3/27/32(a) $ 298,102
112,000 Romanian Government International Bond, 7.13%,
1/17/33(a) 114,204
236,000 Romanian Government International Bond, 7.63%,
1/17/53(a) 239,567
212,000 Saudi Government International Bond, 2.75%,
2/3/32(a) 175,523
200,000 Saudi Government International Bond, 5.00%,
4/17/49(a) 166,540
200,000 Saudi Government International Bond, 3.25%,
11/17/51, MTN(a) 121,861
478,000 Saudi Government International Bond, 3.75%,
1/21/55(a) 315,021
20,249,629
Wireless Telecommunication Services ( 0 .0%
†
):
280,000 Bharti Airtel, Ltd., 3.25%, 6/3/31, Callable 3/5/31
@ 100(a) 230,769
523,000 Empresa Nacional del Petroleo, 3.75%, 8/5/26,
Callable 5/5/26 @ 100(a) 485,697
285,000 Empresa Nacional del Petroleo, 6.15%, 5/10/33,
Callable 2/10/33 @ 100(a) 270,037
986,503
Total Yankee Debt Obligations (Cost $89,630,544) 83,771,922
Municipal Bonds ( 0 .4% ):
California ( 0 .1% ):
905,000 California State University Revenue, Series B,
2.72%, 11/1/52 559,878
435,000 California State, Build America Bonds, GO, 7.50%,
4/1/34 504,878
1,240,000 Los Angeles Department of Water & Power Power
System Revenue, 6.57%, 7/1/45 1,337,365
347,000 University of California Revenue, 4.77%, 5/15/15 282,389
50,000 University of California Revenue, 4.86%, 5/15/12 39,990
440,000 University of California Revenue, Series BF, 2.65%,
5/15/50, Continuously Callable @100 254,778
2,979,278
Louisiana ( 0 .1% ):
2,870,000 Louisiana Local Government Environmental Facilities
& Community Development Authority Revenue,
Series A1-A3, 5.05%, 12/1/34 2,791,075
Michigan ( 0 .0%
†
):
801,000 University of Michigan Revenue, 3.50%, 4/1/52,
Continuously Callable @100 581,838
Minnesota ( 0 .0%
†
):
406,000 University of Minnesota Revenue, 4.05%, 4/1/52 325,316
New Jersey ( 0 .1% ):
575,000 New Jersey State Transportation Authority
Revenue, Build America Bonds, GO, 6.56%,
12/15/40 608,994
270,000 New Jersey Transportation Trust Fund Authority
Revenue, 4.13%, 6/15/42 215,271
165,000 New Jersey Turnpike Authority Revenue, Series B,
2.78%, 1/1/40, Continuously Callable @100 114,353
938,618

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Municipal Bonds, continued
New York ( 0 .1% ):
$ 1,420,000 New York State Dormitory Authority Revenue,
2.15%, 3/15/31 $ 1,169,441
1,045,000 New York State Dormitory Authority Revenue,
2.05%, 3/15/30 882,304
2,051,745
Oklahoma ( 0 .0%
†
):
255,000 Oklahoma Development Finance Authority Revenue,
Series A2, 4.62%, 6/1/44 230,946
Texas ( 0 .0%
†
):
430,000 State of Texas, GO, Series B, 2.75%, 10/1/41,
Continuously Callable @100 284,596
Total Municipal Bonds (Cost $12,225,493) 10,183,412
U.S. Government Agency Mortgages ( 34 .4% ):
Federal National Mortgage Association ( 17 .6% ):
46,022 2.50%, 9/1/27, Pool #AB6194 42,345
31,770 2.50%, 9/1/27, Pool #AP5205 28,859
12,372 2.50%, 2/1/28, Pool #AB8446 11,275
27,445 2.50%, 4/1/28, Pool #AB8870 25,252
19,390 3.00%, 4/1/28, Pool #AT3121 18,150
23,032 3.00%, 5/1/28, Pool #AT6033 21,559
84,548 2.50%, 8/1/28, Pool #AS0190 77,784
101,442 3.50%, 10/1/28, Pool #AV0198 97,116
50,242 3.00%, 10/1/28, Pool #AU8774 47,042
4,335 3.00%, 10/1/28, Pool #AQ4132 4,056
5,864 3.00%, 11/1/28, Pool #AV0298 5,384
192,979 3.50%, 11/1/28, Pool #AV1360 184,934
127,975 3.00%, 4/1/29, Pool #AW0937 120,217
118,431 3.00%, 5/1/29, Pool #AW2544 108,742
187,757 3.00%, 6/1/29, Pool #AS2676 176,390
242,861 3.00%, 7/1/29, Pool #AW4229 223,039
43,445 3.00%, 7/1/29, Pool #AW1281 40,829
43,541 3.50%, 9/1/29, Pool #AX0105 41,029
117,768 3.00%, 9/1/29, Pool #AS3220 110,650
349,601 3.00%, 9/1/29, Pool #AL6897 320,515
13,913 3.50%, 10/1/29, Pool #AX2741 13,112
71,881 3.00%, 10/1/29, Pool #AS3594 66,000
259,465 3.00%, 1/1/30, Pool #AL6144 243,775
2,605,000 5.73%, 1/15/30(c) 1,907,240
10,275 2.50%, 2/1/30, Pool #AS4488 9,278
9,202 2.50%, 2/1/30, Pool #AS4485 8,194
31,674 2.50%, 2/1/30, Pool #BM3403 29,137
73,495 2.50%, 3/1/30, Pool #AS4688 67,540
56,570 3.00%, 3/1/30, Pool #AL6583 51,941
27,997 2.50%, 4/1/30, Pool #AY3416 25,733
46,393 3.00%, 4/1/30, Pool #AL6584 43,149
24,545 3.00%, 5/1/30, Pool #AL6761 22,505
14,920 2.50%, 5/1/30, Pool #AY0828 13,439
3,901,000 5.78%, 5/15/30(c) 2,809,270
138,817 3.00%, 6/1/30, Pool #AL9381 127,258
17,290 2.50%, 7/1/30, Pool #AZ2170 15,893
6,903 3.00%, 7/1/30, Pool #AZ2297 6,336
49,524 3.00%, 7/1/30, Pool #AX9701 46,074
38,288 3.00%, 7/1/30, Pool #AL7139 35,615
10,290 3.00%, 7/1/30, Pool #AX9700 9,446
10,530 2.50%, 7/1/30, Pool #AS5405 9,677
58,342 2.50%, 7/1/30, Pool #AS5403 52,668
58,548 2.50%, 8/1/30, Pool #AS5616 52,122
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 55,425 3.00%, 8/1/30, Pool #AL7227 $ 50,944
9,564 3.00%, 8/1/30, Pool #AX3298 8,783
37,020 3.50%, 8/1/30, Pool #AS5708 35,112
97,176 2.50%, 8/1/30, Pool #BM3552 90,537
35,247 2.50%, 8/1/30, Pool #AS5614 32,397
50,023 3.00%, 8/1/30, Pool #AS5623 45,981
44,260 3.00%, 8/1/30, Pool #AS5622 41,171
27,555 2.50%, 8/1/30, Pool #AS5548 24,870
8,861 3.00%, 8/1/30, Pool #AZ7833 8,137
3,357 3.00%, 8/1/30, Pool #AZ8597 3,086
65,845 3.00%, 8/1/30, Pool #AL7225 61,243
11,913 3.00%, 9/1/30, Pool #AL7320 10,940
47,521 2.50%, 9/1/30, Pool #AS5872 43,672
37,859 2.50%, 9/1/30, Pool #AS5786 34,162
48,087 3.00%, 9/1/30, Pool #AS5728 44,158
41,566 3.00%, 9/1/30, Pool #AS5714 38,657
19,093 3.00%, 9/1/30, Pool #AZ5719 17,537
34,932 2.50%, 11/1/30, Pool #AS6116 32,109
41,225 2.50%, 11/1/30, Pool #AS6115 36,691
38,113 2.50%, 11/1/30, Pool #AS6142 34,407
5,960 2.50%, 11/1/30, Pool #AL7800 5,305
47,221 2.50%, 11/1/30, Pool #AS6141 43,391
591,720 3.00%, 1/1/31, Pool #BM3537 545,070
51,751 2.50%, 3/1/31, Pool #BM1595 47,157
1,125,305 1.50%, 6/1/31, Pool #MA4367 999,354
72,262 2.50%, 6/1/31, Pool #AS7320 65,872
111,384 2.50%, 7/1/31, Pool #AS7605 101,552
118,025 2.50%, 7/1/31, Pool #AS7617 107,600
2,071,061 1.50%, 7/1/31, Pool #MA4389 1,734,485
778,488 3.00%, 8/1/31, Pool #AL9376 723,022
20,873 4.00%, 8/1/31, Pool #AY4707 20,020
4,615 2.50%, 8/1/31, Pool #BC2777 4,207
9,847 4.00%, 8/1/31, Pool #AY4688 9,424
80,333 3.00%, 9/1/31, Pool #AL9378 73,653
989,209 2.50%, 10/1/31, Pool #BC4773 904,220
206,832 2.50%, 10/1/31, Pool #AS8193 188,273
154,131 2.50%, 10/1/31, Pool #AS8009 140,321
41,349 2.00%, 10/1/31, Pool #MA2774 36,580
475,322 2.50%, 10/1/31, Pool #AS8195 434,595
293,761 2.50%, 10/1/31, Pool #AS8208 267,794
82,213 2.50%, 11/1/31, Pool #AS8245 75,162
173,468 2.50%, 11/1/31, Pool #AS8240 158,147
109,469 2.50%, 11/1/31, Pool #AS8241 99,666
13,031 2.00%, 11/1/31, Pool #AS8291 11,526
68,982 2.00%, 11/1/31, Pool #BC9040 61,028
243,973 2.00%, 11/1/31, Pool #BM3054 215,838
210,198 2.00%, 11/1/31, Pool #AS8251 190,357
91,280 2.50%, 11/1/31, Pool #BC2628 83,443
155,621 2.50%, 11/1/31, Pool #BC2631 141,160
74,631 2.50%, 11/1/31, Pool #BC2629 68,030
57,912 2.00%, 12/1/31, Pool #MA2845 51,230
15,350 2.50%, 2/1/32, Pool #BM1036 13,921
9,162 3.00%, 2/1/32, Pool #BE5670 8,422
381,183 2.00%, 3/1/32, Pool #BM3061 337,223
236,028 3.00%, 3/1/32, Pool #AS9327 216,942
279,197 2.50%, 3/1/32, Pool #AS9321 248,924
170,924 2.50%, 3/1/32, Pool #AS9316 154,870
310,887 2.50%, 3/1/32, Pool #AS9319 280,724
154,962 2.50%, 3/1/32, Pool #AS9317 138,406

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 270,268 2.50%, 3/1/32, Pool #AS9318 $ 240,422
1,152,247 3.50%, 4/1/32, Pool #BM3503 1,085,566
1,295,000 Class A2 , Series 2022-M1S, 2.08%, 4/25/32 1,013,721
828,138 3.50%, 5/1/32, Pool #BM1602 783,901
1,207,385 3.00%, 6/1/32, Pool #BM1791 1,116,048
362,149 2.50%, 8/1/32, Pool #BM3578 322,131
133,705 3.00%, 9/1/32, Pool #BM3240 122,759
47,928 3.50%, 11/1/32, Pool #BJ2054 45,147
29,318 3.50%, 1/1/33, Pool #BJ2096 27,612
50,137 5.50%, 1/1/33, Pool #676661 50,545
693,333 2.50%, 2/1/33, Pool #BM3793 637,105
1,576,827 3.00%, 5/1/33, Pool #FM1880 1,452,725
34,395 5.50%, 5/1/33, Pool #555424 34,538
47,528 4.00%, 9/1/33, Pool #BK7642 45,212
135,952 4.00%, 10/1/33, Pool #CA2527 130,041
136,670 4.00%, 11/1/33, Pool #CA2555 131,198
257,685 2.50%, 12/1/33, Pool #FM1680 228,455
3,430,000 Class A3 , Series 2022-M5, 2.44%, 1/1/34 2,645,192
263,874 5.00%, 2/1/35, Pool #735226 258,207
83,651 5.50%, 2/1/35, Pool #735989 83,998
20,547 5.00%, 3/1/35, Pool #735288 19,904
7,962 6.00%, 4/1/35, Pool #735504 8,036
595,488 2.00%, 6/1/35, Pool #CA5933 513,441
285,653 2.00%, 6/1/35, Pool #CA5939 246,267
160,954 3.00%, 8/1/35, Pool #CA6849 145,807
151,887 3.00%, 8/1/35, Pool #CA6876 138,776
2,585,000 1.53%, 8/17/35, Callable 11/17/23 @ 100.00 1,716,807
3,170,000 1.60%, 8/24/35, Callable 11/24/23 @ 100.00 2,121,076
38,978 5.00%, 9/1/35, Pool #889974 38,239
294,519 2.00%, 9/1/35, Pool #CA7136 255,962
272,492 2.00%, 9/1/35, Pool #CA6840 235,081
2,770,000 1.78%, 11/16/35, Callable 11/16/23 @ 100.00 1,878,827
45,492 3.00%, 12/1/35, Pool #CA8391 41,323
96,249 3.00%, 12/1/35, Pool #CA8389 87,691
974,643 2.50%, 12/1/35, Pool #CA8388 863,907
853,511 2.50%, 12/1/35, Pool #CA8387 754,737
1,000,315 1.50%, 12/1/35, Pool #CA8377 836,615
99,947 4.00%, 1/1/36, Pool #AB0686 96,494
372,860 2.00%, 2/1/36, Pool #FM6149 322,460
403,171 2.50%, 3/1/36, Pool #CA9444 356,993
519,065 2.00%, 3/1/36, Pool #CA9432 446,440
271,070 1.50%, 3/1/36, Pool #CA9422 228,617
699,331 2.00%, 4/1/36, Pool #FM7495 606,486
433,014 1.50%, 5/1/36, Pool #CB0622 365,088
499,112 2.00%, 5/1/36, Pool #CB0428 432,828
1,552,453 1.50%, 6/1/36, Pool #FM7423 1,289,955
780,577 2.00%, 7/1/36, Pool #FM8117 672,721
198,570 5.50%, 9/1/36, Pool #995113 199,494
1,703,096 2.00%, 9/1/36, Pool #FM8695 1,468,252
1,902,736 2.00%, 9/1/36, Pool #FM8733 1,643,075
22,324 3.00%, 10/1/36, Pool #AL9227 19,206
365,259 2.00%, 11/1/36, Pool #FM9318 314,512
74,946 3.00%, 11/1/36, Pool #AS8349 64,470
179,654 3.00%, 11/1/36, Pool #AS8348 156,247
174,222 3.00%, 12/1/36, Pool #BE1896 149,911
5,746,261 1.50%, 12/1/36, Pool #FS0003 4,788,398
234,440 3.00%, 12/1/36, Pool #AS8553 201,726
359,436 2.00%, 1/1/37, Pool #FS0216 310,951
153,973 2.00%, 2/1/37, Pool #FS0610 132,191
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 352,039 2.00%, 2/1/37, Pool #FS0754 $ 303,477
451,399 1.50%, 2/1/37, Pool #FS3221 380,863
806,571 2.00%, 2/1/37, Pool #CB2967 698,079
1,437,464 2.00%, 3/1/37, Pool #FS1331 1,237,059
1,846,706 2.00%, 3/1/37, Pool #FS1330 1,579,618
422,481 2.00%, 3/1/37, Pool #CB2966 363,363
1,099,449 2.00%, 4/1/37, Pool #FS3325 947,991
8,095 5.50%, 2/1/38, Pool #961545 8,120
7,287 6.00%, 3/1/38, Pool #889529 7,564
44,738 5.50%, 5/1/38, Pool #889692 44,518
20,259 6.00%, 5/1/38, Pool #889466 20,777
42,493 5.50%, 5/1/38, Pool #889441 41,903
30,524 5.50%, 6/1/38, Pool #995018 30,336
8,835 5.50%, 9/1/38, Pool #889995 8,751
21,123 6.00%, 10/1/38, Pool #889983 21,607
1,146,000 4.00%, 10/25/38, TBA 1,080,463
492,234 3.50%, 10/25/38, TBA 454,547
5,471,000 2.50%, 10/25/38, TBA 4,813,625
2,106,000 3.00%, 10/25/38, TBA 1,902,968
778,710 1.50%, 10/25/38, TBA 647,059
2,167,000 4.50%, 10/25/38, TBA 2,076,257
1,453,533 2.00%, 10/25/38, TBA 1,243,452
128,151 5.50%, 1/1/39, Pool #AB0200 130,329
40,130 4.50%, 4/1/39, Pool #930922 38,067
48,636 4.50%, 5/1/39, Pool #AL1472 46,475
32,816 3.50%, 5/1/39, Pool #MA3660 29,358
474,435 5.00%, 6/1/39, Pool #AL7521 465,434
324,539 6.00%, 7/1/39, Pool #BF0056 326,539
22,176 5.50%, 10/1/39, Pool #AD0362 22,937
138,788 3.50%, 12/1/39, Pool #MA3869 124,161
23,743 5.50%, 12/1/39, Pool #AD0571 23,915
179,142 5.50%, 12/1/39, Pool #AC6680 175,853
2,268,403 4.50%, 1/1/40, Pool #AC8568 2,097,503
58,893 3.50%, 1/1/40, Pool #MA3891 52,700
105,423 3.50%, 2/1/40, Pool #MA3935 94,314
18,681 5.50%, 3/1/40, Pool #AL5304 19,198
16,338 4.50%, 4/1/40, Pool #AD4038 15,576
141,212 6.00%, 4/1/40, Pool #AL4141 144,576
26,991 6.50%, 5/1/40, Pool #AL1704 27,840
31,428 4.50%, 7/1/40, Pool #AB1226 29,054
37,285 4.50%, 7/1/40, Pool #AD7127 34,494
16,193 6.00%, 9/1/40, Pool #AE0823 16,673
2,641,439 Class CY , Series 2010-136, 4.00%, 12/25/40 2,452,437
17,511 4.00%, 1/1/41, Pool #AL7167 16,071
2,551,782 Class ZA , Series 2011-8, 4.00%, 2/25/41 2,302,419
36,021 6.00%, 6/1/41, Pool #AL4142 36,957
225,210 5.00%, 7/1/41, Pool #AL7524 219,931
13,755 4.50%, 7/1/41, Pool #AB3314 12,938
25,011 4.50%, 9/1/41, Pool #AI8961 24,023
412,858 5.50%, 9/1/41, Pool #AL8430 410,571
14,020,147 1.50%, 11/1/41, Pool #FS0316 10,705,894
2,231,077 2.00%, 12/1/41, Pool #MA4501 1,792,413
7,116,904 1.50%, 12/1/41, Pool #MA4500 5,435,843
127,955 3.50%, 1/1/42, Pool #AW8154 111,907
534,821 4.00%, 1/1/42, Pool #AB4307 493,432
563,829 2.00%, 2/1/42, Pool #MA4540 449,925
846,729 2.00%, 3/1/42, Pool #MA4586 675,563
5,451,774 2.00%, 3/1/42, Pool #MA4570 4,336,500
19,515 3.50%, 4/1/42, Pool #AK7510 17,289

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 52,125 3.50%, 4/1/42, Pool #AO0777 $ 46,647
24,099 4.00%, 5/1/42, Pool #A02114 22,086
7,065 3.50%, 5/1/42, Pool #AO2881 6,255
108,592 4.00%, 5/1/42, Pool #AO2961 99,421
10,794 3.50%, 6/1/42, Pool #AK9225 9,558
8,050 3.50%, 6/1/42, Pool #AO3048 7,132
24,322 3.50%, 7/1/42, Pool #AO9707 21,532
107,856 4.50%, 9/1/42, Pool #AL2482 101,715
634,133 4.50%, 1/1/43, Pool #AL8206 595,801
60,782 3.00%, 3/1/43, Pool #AR9218 51,431
41,143 3.00%, 3/1/43, Pool #AR7568 34,913
49,614 3.00%, 3/1/43, Pool #AR7576 42,094
50,418 3.00%, 4/1/43, Pool #AB8924 42,730
49,631 3.00%, 4/1/43, Pool #AB8923 42,020
61,121 3.00%, 4/1/43, Pool #AR8630 51,729
584 3.50%, 4/1/43, Pool #CA1530 510
20,892 3.00%, 4/1/43, Pool #AT2037 17,730
82,659 3.00%, 4/1/43, Pool #AT2040 69,939
52,759 3.00%, 4/1/43, Pool #AT2043 44,723
6,887 3.00%, 6/1/43, Pool #AB9564 5,997
427,195 5.00%, 12/1/43, Pool #AL7777 412,599
222,728 5.00%, 11/1/44, Pool #AL8878 216,993
177,440 3.50%, 2/1/45, Pool #BM1100 157,671
553,683 3.50%, 2/1/45, Pool #FM5294 490,904
124,284 5.00%, 6/1/45, Pool #BM3784 120,004
2,464,693 3.50%, 9/1/45, Pool #FM3224 2,173,733
89,727 4.50%, 9/1/45, Pool #AL7936 84,233
2,937 4.50%, 11/1/45, Pool #AS6233 2,802
5,391,657 3.50%, 11/1/45, Pool #FM6411 4,738,811
54,669 4.50%, 11/1/45, Pool #AL9501 51,509
120,203 4.50%, 12/1/45, Pool #BM1756 111,816
13,422 3.00%, 6/1/46, Pool #AS7365 11,419
944,294 3.50%, 7/1/46, Pool #BA7748 832,072
370,670 4.50%, 7/1/46, Pool #BM1920 350,289
296,010 4.50%, 7/1/46, Pool #BM3053 278,294
16,140 3.00%, 8/1/46, Pool #AL9031 13,852
500,232 Class UF , Series 2016-48,
5.83%(SOFR30A+51bps), 8/25/46 499,607
938,748 3.00%, 9/1/46, Pool #BD1469 791,097
280,235 3.00%, 11/1/46, Pool #BD9644 238,018
110,907 3.00%, 11/1/46, Pool #BD9643 94,201
144,911 3.00%, 11/1/46, Pool #BD9645 123,141
893,361 3.00%, 12/1/46, Pool #AS8486 753,171
208,894 3.50%, 12/1/46, Pool #BE2103 182,674
351,270 3.50%, 2/1/47, Pool #BE1534 306,859
777,044 3.50%, 2/1/47, Pool #AL9920 678,869
70,692 3.50%, 3/1/47, Pool #BH0158 61,743
279,749 4.00%, 5/1/47, Pool #BH0398 254,084
325,755 3.50%, 5/1/47, Pool #BM1174 290,128
473,945 3.50%, 5/1/47, Pool #BD2417 413,957
165,964 3.50%, 5/1/47, Pool #BE9375 145,076
132,255 3.50%, 6/1/47, Pool #BH0567 115,513
214,733 4.00%, 7/1/47, Pool #BH3401 195,060
294,754 4.00%, 8/1/47, Pool #BM1619 267,768
19,748 4.00%, 9/1/47, Pool #MA3121 17,924
144,341 4.50%, 10/1/47, Pool #BM3052 136,029
616,251 3.50%, 11/1/47, Pool #MA3182 538,586
173,734 4.50%, 12/1/47, Pool #BH7067 162,028
372,985 3.50%, 1/1/48, Pool #MA3238 326,205
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 423,084 4.00%, 1/1/48, Pool #BH9222 $ 382,578
1,284,156 3.50%, 1/1/48, Pool #FM5293 1,129,617
75,476 4.00%, 2/1/48, Pool #BJ9058 68,848
67,331 4.00%, 2/1/48, Pool #BJ9057 61,239
283,128 3.50%, 2/1/48, Pool #BH9277 247,107
119,512 3.50%, 3/1/48, Pool #BK1958 104,334
3,399,671 3.50%, 3/1/48, Pool #BJ0650 2,967,102
360,631 3.50%, 3/1/48, Pool #BJ4916 314,807
187,540 3.50%, 3/1/48, Pool #BJ0648 163,680
218,981 3.50%, 4/1/48, Pool #FM5295 192,119
138,455 4.50%, 4/1/48, Pool #BM3846 129,857
35,187 4.00%, 4/1/48, Pool #MA3333 31,761
3,228,417 4.50%, 4/1/48, Pool #FM7783 3,028,801
40,017 4.00%, 5/1/48, Pool #CA2708 36,121
1,659,982 3.50%, 5/1/48, Pool #MA3356 1,454,279
1,948,568 4.50%, 5/1/48, Pool #CA1704 1,839,947
162,825 5.00%, 6/1/48, Pool #CA2317 156,280
29,269 4.00%, 6/1/48, Pool #MA3384 26,417
73,464 4.50%, 7/1/48, Pool #BK6113 68,917
9,279 4.50%, 7/1/48, Pool #BK4471 8,769
29,036 4.00%, 7/1/48, Pool #MA3415 26,210
272,254 4.00%, 8/1/48, Pool #BK4772 245,728
620,530 5.00%, 9/1/48, Pool #MA3472 595,716
390,191 4.00%, 9/1/48, Pool #FM5566 352,594
45,486 5.00%, 10/1/48, Pool #MA3501 43,673
84,982 4.00%, 10/1/48, Pool #CA2469 77,169
126,116 5.00%, 10/1/48, Pool #BK7881 121,057
8,676 3.50%, 11/1/48, Pool #FM1543 7,619
85,208 5.00%, 11/1/48, Pool #MA3527 81,800
30,119 5.00%, 12/1/48, Pool #BN4404 28,967
28,159 5.00%, 1/1/49, Pool #BN4430 27,082
84,303 5.00%, 1/1/49, Pool #BN3949 80,946
1,198,206 4.00%, 1/1/49, Pool #FM5296 1,087,923
263,310 3.50%, 6/1/49, Pool #FM5315 230,936
759,817 4.00%, 9/1/49, Pool #FM3665 689,925
618,404 3.50%, 12/1/49, Pool #MA3210 541,428
4,584,836 3.00%, 3/1/50, Pool #FM5290 3,862,456
342,162 4.00%, 3/1/50, Pool #CA5368 307,975
314,682 4.00%, 5/1/50, Pool #FM7973 283,641
441,374 4.00%, 6/1/50, Pool #CA6106 399,042
1,669,641 2.50%, 7/1/50, Pool #CA6359 1,372,298
2,901,303 2.50%, 7/1/50, Pool #CA6343 2,342,904
2,865,607 2.50%, 7/1/50, Pool #CA6341 2,314,566
2,837,780 2.50%, 7/1/50, Pool #CA6342 2,291,636
3,327,179 2.50%, 8/1/50, Pool #CA6577 2,687,066
261,239 4.00%, 8/1/50, Pool #FM7703 235,624
851,682 2.50%, 8/1/50, Pool #CA6711 687,770
1,732,111 3.00%, 8/1/50, Pool #FM5292 1,462,669
2,734,387 2.50%, 8/1/50, Pool #CA6636 2,208,031
1,208,242 2.00%, 9/1/50, Pool #MA4119 922,883
374,966 2.00%, 9/1/50, Pool #BQ0697 286,406
2,176,183 2.00%, 10/1/50, Pool #MA4158 1,662,147
1,969,308 1.50%, 10/1/50, Pool #MA4157 1,412,661
298,160 2.00%, 11/1/50, Pool #BQ6334 227,808
1,931,209 2.50%, 11/1/50, Pool #CA7597 1,567,274
548,261 2.50%, 11/1/50, Pool #FM4874 444,975
1,710,034 1.50%, 11/1/50, Pool #MA4181 1,226,639
421,158 2.00%, 12/1/50, Pool #FM5305 325,315
1,313,698 2.00%, 12/1/50, Pool #FM5176 1,012,619

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 30,437,848 2.00%, 1/1/51, Pool #MA4237 $ 23,276,093
498,775 2.50%, 1/1/51, Pool #CA8592 402,590
1,605,503 4.00%, 1/1/51, Pool #FM7031 1,447,041
13,956,979 3.50%, 1/1/51, Pool #FM7599 12,146,988
2,682,601 2.00%, 2/1/51, Pool #BR1615 2,043,552
1,397,920 2.50%, 2/1/51, Pool #CA9038 1,122,381
1,771,395 4.00%, 3/1/51, Pool #FM7460 1,594,872
2,298,041 1.50%, 3/1/51, Pool #MA4280 1,648,084
865,439 2.00%, 3/1/51, Pool #BN8997 666,853
487,401 2.00%, 3/1/51, Pool #BN9004 376,172
179,428 2.50%, 3/1/51, Pool #BR4654 143,980
639,252 2.00%, 4/1/51, Pool #BR7241 496,729
1,206,617 2.00%, 4/1/51, Pool #FM6863 931,982
119,487 2.50%, 4/1/51, Pool #BR8283 95,191
213,360 2.50%, 4/1/51, Pool #BR8896 171,437
810,489 2.00%, 4/1/51, Pool #BR7802 624,469
289,405 2.00%, 4/1/51, Pool #FS0599 223,868
2,068,467 2.50%, 5/1/51, Pool #CB0383 1,669,818
120,707 2.50%, 5/1/51, Pool #BR8915 96,862
8,910,715 4.00%, 5/1/51, Pool #FS1463 8,058,321
67,593 2.50%, 5/1/51, Pool #BR8296 54,266
5,858,596 3.00%, 6/1/51, Pool #CB0848 4,874,445
11,430,344 2.00%, 7/1/51, Pool #MA4378 8,708,650
195,073 2.50%, 7/1/51, Pool #BP3574 156,606
8,724,175 2.00%, 8/1/51, Pool #CB1310 6,646,257
10,285,592 2.00%, 8/1/51, Pool #CB1309 7,834,810
705,005 2.50%, 10/1/51, Pool #CB1806 568,997
70,369 2.50%, 10/1/51, Pool #BT8452 56,466
453,382 2.00%, 10/1/51, Pool #MA4465 345,538
2,449,448 2.00%, 11/1/51, Pool #CB2054 1,890,964
2,543,621 3.00%, 11/1/51, Pool #CB2165 2,121,045
1,185,205 2.00%, 11/1/51, Pool #CB2139 911,505
2,158,055 2.00%, 11/1/51, Pool #FM9538 1,676,445
1,063,889 2.00%, 11/1/51, Pool #FM9452 820,775
2,974,291 2.00%, 11/1/51, Pool #FS1334 2,278,444
936,697 2.50%, 11/1/51, Pool #FS0026 756,472
2,243,153 2.00%, 11/1/51, Pool #CB2079 1,718,705
540,375 2.50%, 12/1/51, Pool #CB2372 436,119
1,544,524 2.00%, 12/1/51, Pool #FS0211 1,187,725
1,556,036 2.00%, 12/1/51, Pool #FS0212 1,198,814
1,124,798 3.00%, 12/1/51, Pool #CB2418 941,573
1,037,596 2.00%, 12/1/51, Pool #FM9925 796,899
1,310,146 2.00%, 12/1/51, Pool #MA4492 997,283
692,475 2.00%, 12/1/51, Pool #FM9730 534,408
300,214 2.00%, 12/1/51, Pool #FS0598 233,894
1,096,749 Class IO , Series 2021-88, 2.50%, 12/25/51 164,121
1,863,368 2.00%, 1/1/52, Pool #FS0497 1,438,392
2,594,636 2.50%, 1/1/52, Pool #FS0378 2,131,583
1,409,597 2.00%, 1/1/52, Pool #CB2601 1,095,016
1,906,077 2.50%, 1/1/52, Pool #CB2620 1,543,487
790,022 2.00%, 1/1/52, Pool #FS1406 602,125
2,309,222 2.50%, 1/1/52, Pool #CB2621 1,866,395
1,078,062 2.50%, 1/1/52, Pool #CB2633 868,465
2,304,674 2.50%, 1/1/52, Pool #FS0208 1,860,948
2,878,330 2.50%, 1/1/52, Pool #FS0209 2,323,149
1,226,949 2.00%, 1/1/52, Pool #FS0290 953,004
1,776,333 2.50%, 1/1/52, Pool #FS0193 1,425,995
3,475,341 2.50%, 1/1/52, Pool #CB2622 2,806,328
1,656,742 2.00%, 2/1/52, Pool #CB2837 1,267,183
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 2,338,746 2.50%, 2/1/52, Pool #CB2856 $ 1,876,763
376,619 2.50%, 2/1/52, Pool #CB2863 308,510
3,712,262 2.00%, 2/1/52, Pool #CB2838 2,822,972
716,714 2.00%, 2/1/52, Pool #CB2836 549,508
871,595 2.00%, 2/1/52, Pool #FS0646 666,466
555,522 2.50%, 2/1/52, Pool #CB2854 448,849
1,981,760 2.50%, 2/1/52, Pool #CB2855 1,596,370
6,722,030 2.00%, 2/1/52, Pool #FS2040 5,118,837
892,334 2.50%, 3/1/52, Pool #FS1661 721,291
288,285 3.00%, 3/1/52, Pool #CB3115 241,807
1,584,162 2.00%, 3/1/52, Pool #CB3105 1,211,530
4,123,889 2.00%, 3/1/52, Pool #CB3102 3,150,697
2,264,259 2.00%, 3/1/52, Pool #CB3101 1,722,157
828,184 3.00%, 4/1/52, Pool #FS1520 693,871
801,771 4.00%, 4/1/52, Pool #FS1267 736,951
4,931,142 4.00%, 5/1/52, Pool #FS3377 4,451,586
581,466 3.50%, 5/1/52, Pool #BV8545 509,136
4,272,843 4.00%, 5/1/52, Pool #FS1133 3,851,878
1,300,887 3.00%, 5/1/52, Pool #FS1522 1,084,004
612,281 3.50%, 7/1/52, Pool #FS2812 532,925
477,415 4.50%, 7/1/52, Pool #MA4656 439,040
454,150 3.50%, 8/1/52, Pool #CB4324 396,331
460,386 3.50%, 9/1/52, Pool #CB4661 396,228
96,036 3.50%, 9/1/52, Pool #CB4657 83,484
286,649 3.50%, 9/1/52, Pool #CB4658 249,749
385,721 3.50%, 9/1/52, Pool #CB4660 333,152
476,048 6.00%, 11/1/52, Pool #FS3251 471,518
963,591 5.00%, 12/1/52, Pool #MA4841 909,626
2,919,914 6.00%, 1/1/53, Pool #FS3832 2,889,386
2,473,896 5.00%, 1/1/53, Pool #CB5450 2,335,965
1,050,270 5.50%, 1/1/53, Pool #CB5462 1,016,790
1,372,130 5.50%, 1/1/53, Pool #BX6108 1,328,733
424,305 5.00%, 1/1/53, Pool #BX4207 400,632
2,292,575 6.00%, 4/1/53, Pool #CB6094 2,290,067
9,087,785 5.00%, 4/1/53, Pool #CB6063 8,581,457
3,164,440 5.50%, 5/1/53, Pool #FS4629 3,063,362
455,582 6.00%, 5/1/53, Pool #BY0568 455,088
815,337 5.50%, 5/1/53, Pool #BY0557 789,330
3,094,179 6.00%, 5/1/53, Pool #CB6329 3,090,804
820,326 5.50%, 5/1/53, Pool #BY2967 794,102
3,953,799 5.50%, 5/1/53, Pool #CB6321 3,827,453
924,348 6.00%, 5/1/53, Pool #FS4641 923,342
2,276,134 5.50%, 6/1/53, Pool #CB6463 2,203,473
3,931,890 6.00%, 7/1/53, Pool #CB6757 3,927,610
7,466,791 6.00%, 8/1/53, Pool #CB6872 7,379,601
23,906,500 2.50%, 10/25/53, TBA 18,968,314
45,506,400 4.00%, 10/25/53, TBA 40,522,027
16,659,488 2.00%, 10/25/53, TBA 12,661,211
11,819,232 3.00%, 10/25/53, TBA 9,773,027
5,450,200 1.50%, 10/25/53, TBA 3,907,112
5,646,998 5.00%, 10/25/53, TBA 5,327,590
43,474,200 4.50%, 10/25/53, TBA 39,901,164
6,116,000 6.50%, 10/25/53, TBA 6,145,624
510,574,656
Government National Mortgage Association ( 6 .0% ):
7,488 4.50%, 9/15/33, Pool #615516 7,217
27,491 5.00%, 12/15/33, Pool #783571 26,623
9,326 6.50%, 8/20/38, Pool #4223 9,842
7,592 6.50%, 10/15/38, Pool #673213 7,486

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$ 5,345 6.50%, 11/20/38, Pool #4292 $ 5,641
9,837 6.50%, 12/15/38, Pool #782510 9,980
101,235 5.00%, 1/15/39, Pool #782557 97,876
51,597 5.00%, 4/15/39, Pool #711939 51,221
63,317 5.00%, 4/15/39, Pool #782619 62,856
6,239 4.00%, 4/20/39, Pool #4422 5,641
6,186 5.00%, 6/15/39, Pool #782696 6,141
21,766 4.00%, 7/20/39, Pool #4494 19,676
37,144 5.00%, 10/20/39, Pool #4559 36,682
4,144 4.50%, 12/20/39, Pool #G24598 3,925
10,486 4.50%, 1/15/40, Pool #728627 10,048
5,028 4.50%, 1/20/40, Pool #4617 4,763
4,117 4.50%, 2/20/40, Pool #G24636 3,900
29,745 5.00%, 5/15/40, Pool #782958 29,132
265 4.50%, 5/20/40, Pool #G24696 251
18,197 5.00%, 6/15/40, Pool #697862 17,930
25,992 4.50%, 7/15/40, Pool #745793 24,904
190,351 4.50%, 7/15/40, Pool #733795 182,412
10,274 4.50%, 7/20/40, Pool #4746 9,732
18,781 4.50%, 8/20/40, Pool #4771 17,792
11,132 4.50%, 9/20/40, Pool #748948 10,582
5,649 4.00%, 9/20/40, Pool #G24800 5,230
42,052 4.50%, 10/15/40, Pool #783609 40,296
148,281 4.00%, 10/20/40, Pool #G24833 137,278
19,042 4.50%, 10/20/40, Pool #4834 18,038
275,899 4.00%, 11/20/40, Pool #4853 260,543
136,296 4.00%, 12/20/40, Pool #G24882 126,182
76,409 4.00%, 1/15/41, Pool #759138 71,180
122,380 4.00%, 1/20/41, Pool #4922 113,299
12,302 4.50%, 2/15/41, Pool #738019 11,787
2,087 4.00%, 2/20/41, Pool #4945 1,932
508,059 4.00%, 2/20/41, Pool #742887 460,726
41,040 4.00%, 3/15/41, Pool #762838 38,235
3,053 5.00%, 4/20/41, Pool #5018 2,979
6,660 5.00%, 6/20/41, Pool #5083 6,633
48,426 4.50%, 6/20/41, Pool #783590 45,874
15,637 4.50%, 7/20/41, Pool #754367 14,866
114,142 4.50%, 7/20/41, Pool #5115 108,122
3,571 5.00%, 7/20/41, Pool #5116 3,557
33,868 4.50%, 7/20/41, Pool #783584 32,082
120,882 4.00%, 7/20/41, Pool #742895 109,801
34,370 4.50%, 11/15/41, Pool #783610 32,986
97,985 3.50%, 1/15/42, Pool #553461 88,935
135,086 4.00%, 4/20/42, Pool #MA0023 125,065
58,883 5.00%, 7/20/42, Pool #MA0223 57,368
130,852 3.50%, 4/15/43, Pool #AD2334 117,554
259,238 3.50%, 4/20/43, Pool #MA0934 232,515
147,326 3.50%, 5/20/43, Pool #MA1012 131,998
12,729 4.00%, 7/20/43, Pool #MA1158 11,784
505,755 4.50%, 6/20/44, Pool #MA1997 479,090
407,140 4.00%, 8/20/44, Pool #MA2149 376,938
14,366 4.00%, 8/20/44, Pool #AI4167 13,244
9,991 4.00%, 8/20/44, Pool #AJ4687 9,217
8,370 4.00%, 8/20/44, Pool #AJ2723 7,717
19,627 3.00%, 12/20/44, Pool #MA2444 17,014
228,569 5.00%, 12/20/44, Pool #MA2448 227,663
230,150 3.00%, 2/15/45, Pool #784439 197,627
1,036,404 3.50%, 5/20/45, Pool #MA2826 928,688
140,768 5.00%, 12/20/45, Pool #MA3313 137,155
Principal Amount Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$ 5,236,421 3.50%, 3/20/46, Pool #MA3521 $ 4,683,588
1,003,942 3.50%, 5/20/46, Pool #MA3663 897,961
336,263 3.50%, 7/20/46, Pool #MA3803 300,753
1,362,722 3.50%, 9/20/46, Pool #MA3937 1,213,155
134,797 3.50%, 10/20/46, Pool #AX4344 119,205
68,976 3.50%, 10/20/46, Pool #AX4342 61,700
63,003 3.50%, 10/20/46, Pool #AX4341 56,624
86,334 3.50%, 10/20/46, Pool #AX4345 76,598
54,868 3.50%, 10/20/46, Pool #AX4343 48,974
7,406 4.00%, 10/20/46, Pool #AQ0542 6,854
78,183 4.50%, 3/15/47, Pool #AZ8560 74,488
108,830 4.50%, 4/15/47, Pool #AZ8596 103,681
62,859 4.50%, 4/15/47, Pool #AZ8597 59,888
57,381 4.50%, 5/15/47, Pool #BA7888 54,672
1,285,161 4.00%, 6/20/47, Pool #MA4511 1,183,909
13,948 4.00%, 9/15/47, Pool #BC5919 12,661
13,716 4.00%, 10/15/47, Pool #BD3187 12,719
16,406 4.00%, 10/15/47, Pool #BE1031 14,887
16,648 4.00%, 11/15/47, Pool #BE1030 15,458
1,013,135 4.00%, 11/20/47, Pool #MA4838 933,258
18,554 4.00%, 12/15/47, Pool #BE4664 16,836
497,051 4.00%, 12/20/47, Pool #MA4901 457,842
22,472 4.00%, 1/15/48, Pool #BE0143 20,381
15,832 4.00%, 1/15/48, Pool #BE0204 14,621
221,842 4.50%, 9/20/48, Pool #BD0560 206,810
408,525 4.50%, 3/20/49, Pool #MA5818 384,174
17,304 4.50%, 4/20/49, Pool #MA5877 16,273
184,763 4.50%, 5/20/49, Pool #MA5932 173,747
340,759 4.50%, 4/20/50, Pool #MA6602 314,779
576,062 3.00%, 4/20/50, Pool #MA6599 490,783
262,463 4.00%, 5/20/50, Pool #MA6658 240,056
73,854 3.00%, 5/20/50, Pool #MA6656 62,998
1,624,973 Class LP , Series 2020-127, 1.50%, 6/20/50 1,210,375
5,626,129 2.00%, 8/20/50, Pool #MA6818 4,469,183
1,324,350 3.00%, 10/20/50, Pool #MA6932 1,132,488
994,113 2.00%, 11/20/50, Pool #MA6994 792,409
12,347,755 2.00%, 1/20/51, Pool #MA7135 9,774,089
1,208,943 3.00%, 1/20/51, Pool #MA7137 1,031,105
1,873,307 2.00%, 2/20/51, Pool #MA7192 1,483,704
5,579,593 2.50%, 4/20/51, Pool #MA7312 4,575,705
6,343,086 3.00%, 6/20/51, Pool #MA7419 5,402,349
8,193,153 3.00%, 8/20/51, Pool #MA7535 6,975,001
2,902,915 2.50%, 10/20/51, Pool #MA7649 2,374,949
1,984,579 2.50%, 12/20/51, Pool #MA7767 1,623,652
2,059,836 3.00%, 12/20/51, Pool #MA7768 1,751,003
86,437 3.00%, 1/20/52, Pool #MA7828 73,584
4,662,990 2.50%, 5/20/52, Pool #MA8042 3,805,564
18,516,641 2.50%, 6/20/52, Pool #MA8097 15,168,388
5,401,437 2.50%, 7/20/52, Pool #MA8147 4,426,992
231,182 2.50%, 8/20/52, Pool #MA8197 189,616
1,242,037 2.50%, 12/20/52, Pool #MA8485 1,016,152
4,052,302 2.50%, 1/20/53, Pool #MA8564 3,320,900
218,902 6.00%, 4/20/53, Pool #CT7444 218,489
8,583,000 5.50%, 10/20/53, TBA 8,328,192
14,004,797 3.50%, 10/20/53, TBA 12,271,703
11,620,700 3.00%, 10/20/53, TBA 9,848,543
10,842,000 4.50%, 10/20/53, TBA 10,008,521
837,000 6.50%, 10/20/53, TBA 842,100
1,656,000 6.00%, 10/20/53, TBA 1,640,734

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$ 11,191,000 4.00%, 10/20/53, TBA $ 10,080,643
21,523,100 2.00%, 10/20/53, TBA 16,989,797
11,363,000 5.00%, 10/20/53, TBA 10,768,218
3,057,000 6.00%, 11/20/53, TBA 3,023,803
1,794,000 6.50%, 11/20/53, TBA 1,802,970
174,214,705
Federal Home Loan Mortgage Corporation ( 8 .6% ):
3,187,886 Class A2 , Series KC02, 3.37%, 7/25/25 3,079,600
58,221 3.00%, 9/1/27, Pool #U70060 54,410
34,780 3.00%, 7/1/28, Pool #U79018 32,915
591,000 5.65%, 9/15/29(c) 440,423
4,510,000 Class XFX , Series KL06, 1.47%, 12/25/29, Callable
9/25/29 @ 100.00 288,786
16,558 3.00%, 1/1/30, Pool #V60696 15,624
21,525 3.00%, 1/1/30, Pool #V60724 19,682
36,267 2.50%, 3/1/30, Pool #V60770 33,360
74,367 3.00%, 5/1/30, Pool #J31689 69,450
39,553 2.50%, 5/1/30, Pool #J31418 36,100
54,959 2.50%, 5/1/30, Pool #V60796 48,886
87,298 2.50%, 5/1/30, Pool #J31728 77,628
140,854 3.00%, 6/1/30, Pool #V60840 129,129
9,847 3.00%, 7/1/30, Pool #J32181 9,196
4,114 2.50%, 7/1/30, Pool #V60905 3,658
3,381 2.50%, 7/1/30, Pool #J32491 3,007
14,517 2.50%, 7/1/30, Pool #J32204 13,208
11,973 2.50%, 7/1/30, Pool #J32209 10,932
66,665 3.00%, 7/1/30, Pool #G15520 61,267
14,401 3.00%, 8/1/30, Pool #V60909 13,206
48,902 2.50%, 8/1/30, Pool #V60902 44,987
59,499 2.50%, 8/1/30, Pool #V60886 54,726
9,664 3.00%, 8/1/30, Pool #J32436 8,878
151,853 2.50%, 9/1/30, Pool #V60904 135,063
48,555 2.50%, 9/1/30, Pool #V60903 44,145
7,204,454 Class X1 , Series K121, 1.12%, 10/25/30 383,596
190,000 6.75%, 3/15/31 212,712
197,000 6.02%, 3/15/31(c) 135,334
268,163 2.50%, 4/1/31, Pool #G16186 243,393
4,677,321 1.50%, 5/1/31, Pool #RD5057 4,154,122
716,654 1.50%, 6/1/31, Pool #RD5059 636,424
570,000 Class A2 , Series K142, 2.40%, 3/25/32 460,623
2,300,000 Class A2 , Series K144, 2.45%, 4/25/32 1,860,593
3,575,000 Class A2 , Series K145, 2.58%, 5/25/32 2,918,409
5,838 3.00%, 10/1/32, Pool #J37706 5,370
7,741 3.00%, 11/1/32, Pool #J37835 7,121
1,480,000 Class A2 , Series K-152, 3.78%, 11/25/32 1,321,539
5,315 3.00%, 12/1/32, Pool #J38060 4,889
1,670,000 Class A2 , Series K-154, 4.35%, 1/25/33 1,557,704
1,902,513 2.50%, 4/1/33, Pool #ZS8087 1,694,144
5,072,464 Class A2 , Series KG08, 4.13%, 5/25/33 4,637,367
4,491,000 Class A3 , Series K156, 3.70%, 6/25/33 3,969,211
94,481 3.50%, 1/1/34, Pool #ZS9068 85,880
1,014,381 2.50%, 1/1/35, Pool #SB0298 897,098
57,658 5.50%, 2/1/35, Pool #G04692 58,050
349,362 3.50%, 5/1/35, Pool #SC0063 334,869
1,550,000 1.46%, 8/17/35, Callable 11/17/23 @ 100.00 1,021,067
835,692 2.00%, 9/1/35, Pool #SB0539 720,511
1,797,940 2.00%, 1/1/36, Pool #SB0546 1,552,392
1,107,978 2.00%, 2/1/36, Pool #SB8507 967,059
997,962 2.00%, 2/1/36, Pool #RC1819 865,333
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 343,306 2.00%, 3/1/36, Pool #SB0544 $ 296,087
314,934 1.50%, 4/1/36, Pool #SB0510 265,669
2,098,749 1.50%, 4/1/36, Pool #SB0514 1,744,091
425,248 1.50%, 5/1/36, Pool #RC1975 353,342
2,092,747 2.00%, 5/1/36, Pool #RC1999 1,814,555
4,739,410 2.00%, 6/1/36, Pool #RC2071 4,092,386
2,026,191 2.00%, 7/1/36, Pool #RC2097 1,749,534
3,155,000 1.72%, 9/22/36, Callable 12/22/23 @ 100.00 2,071,059
1,665,065 2.00%, 4/1/37, Pool #SB0679 1,433,441
41,150 3.00%, 9/1/37, Pool #ZA2471 35,957
841,736 3.00%, 6/1/38, Pool #SC0111 730,015
89,685 6.00%, 4/1/39, Pool #G07613 91,122
14,133 4.50%, 12/1/39, Pool #A90196 13,307
437,687 3.50%, 1/1/40, Pool #RB5028 391,511
54,156 3.50%, 2/1/40, Pool #RB5034 48,448
14,780 4.50%, 7/1/40, Pool #A93010 13,903
14,758 4.00%, 8/1/40, Pool #A93534 13,567
293,209 4.50%, 9/1/40, Pool #A93700 279,527
100,320 4.00%, 9/1/40, Pool #A93851 92,249
21,753 4.00%, 10/1/40, Pool #A95923 20,273
15,301 4.00%, 11/1/40, Pool #A94977 14,260
14,479 4.00%, 11/1/40, Pool #A95144 13,494
14,495 4.00%, 11/1/40, Pool #A94779 13,511
948 4.00%, 4/1/41, Pool #Q00093 877
31,374 4.50%, 5/1/41, Pool #Q00804 28,944
36,565 4.50%, 5/1/41, Pool #Q00959 33,735
205,205 Class FL , Series 4248, 5.88%(SOFR30A+56bps),
5/15/41 205,420
231,355 5.50%, 6/1/41, Pool #G07553 230,644
49,266 5.00%, 10/1/41, Pool #G07642 47,688
17,755 4.00%, 10/1/41, Pool #Q03841 16,376
24,325 4.00%, 10/1/41, Pool #Q04022 22,439
345,316 2.00%, 2/1/42, Pool #RB5145 275,548
1,810,038 2.00%, 3/1/42, Pool #RB5148 1,444,238
118,633 3.50%, 4/1/42, Pool #Q07417 105,753
362,425 2.00%, 4/1/42, Pool #RB5153 287,248
128,844 3.50%, 4/1/42, Pool #C03811 115,077
3,826 3.50%, 5/1/42, Pool #Q08306 3,498
10,933 3.50%, 5/1/42, Pool #Q08239 9,998
16,986 3.50%, 8/1/42, Pool #Q12162 15,140
96,994 3.50%, 8/1/42, Pool #G07106 86,479
6,628 3.50%, 10/1/42, Pool #Q11909 5,908
155,999 3.00%, 1/1/43, Pool #Q14866 138,040
121,904 3.00%, 3/1/43, Pool #Q16673 103,596
62,732 3.00%, 3/1/43, Pool #Q16403 53,306
64,359 3.50%, 6/1/43, Pool #Q18718 58,241
113,757 3.50%, 7/1/43, Pool #Q20206 101,726
43,616 4.00%, 9/1/43, Pool #Q21579 39,929
107,232 4.50%, 12/1/43, Pool #Q23779 101,469
86,543 4.50%, 12/1/43, Pool #G60018 79,857
12,845 3.50%, 1/1/44, Pool #Q24368 11,459
1,035,584 Class XZ , Series 4316, 4.50%, 3/15/44 987,319
50,634 4.00%, 4/1/44, Pool #Q25643 46,766
514,722 3.50%, 4/1/44, Pool #G07848 451,718
883,038 Class ZX , Series 4352, 4.00%, 4/15/44 814,261
12,312 3.50%, 5/1/44, Pool #Q26218 11,012
1,700,275 3.00%, 6/1/44, Pool #SD0498 1,445,135
62,059 3.50%, 6/1/44, Pool #Q28764 54,883
42,683 4.00%, 7/1/44, Pool #G60901 39,092

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 12,093 3.50%, 7/1/44, Pool #Q27319 $ 10,807
18,107 3.50%, 9/1/44, Pool #Q28604 16,194
1,739,926 3.50%, 9/1/44, Pool #SD0481 1,537,844
1,931,369 4.00%, 1/1/45, Pool #SD0490 1,777,070
1,717,371 4.00%, 1/1/45, Pool #SD0478 1,583,399
6,164 4.00%, 2/1/45, Pool #Q31128 5,689
13,428 4.00%, 2/1/45, Pool #Q31338 12,400
13,478 3.50%, 9/1/45, Pool #Q36302 12,148
2,549,108 4.00%, 9/1/45, Pool #SD0507 2,336,350
17,954 4.00%, 12/1/45, Pool #Q37955 16,572
16,118 4.00%, 12/1/45, Pool #Q37957 14,838
1,194,872 3.50%, 3/1/46, Pool #SD0485 1,048,839
361,521 Class FB , Series 4606, 5.93%(SOFR30A+61bps),
8/15/46 352,893
214,584 3.00%, 9/1/46, Pool #G60718 178,222
559,913 3.00%, 9/1/46, Pool #Q42979 464,841
223,384 3.50%, 9/1/46, Pool #SD0486 196,704
61,241 3.00%, 12/1/46, Pool #Q45083 52,987
130,549 3.00%, 12/1/46, Pool #Q45080 110,693
232,451 3.00%, 12/1/46, Pool #Q45064 193,058
744,765 3.00%, 12/1/46, Pool #V82781 643,970
615,751 3.00%, 2/1/47, Pool #SD0496 524,595
345,712 3.50%, 3/1/47, Pool #G60968 307,823
627,930 4.00%, 7/1/47, Pool #SD0504 574,676
795,490 4.50%, 7/1/47, Pool #G61047 747,906
336,257 3.50%, 10/1/47, Pool #G61178 299,540
410,835 3.50%, 12/1/47, Pool #G61208 365,976
52,436 3.50%, 1/1/48, Pool #Q53630 46,735
86,826 3.50%, 1/1/48, Pool #Q53648 77,145
372,625 3.50%, 1/1/48, Pool #ZS4751 325,208
384,624 3.50%, 2/1/48, Pool #ZT1353 336,237
261,715 4.00%, 4/1/48, Pool #ZM6153 235,907
2,875,737 3.50%, 4/1/48, Pool #Q55389 2,509,807
2,655,980 3.50%, 4/1/48, Pool #G08808 2,318,340
567,042 4.00%, 4/1/48, Pool #SD0489 520,220
2,675,412 3.50%, 5/1/48, Pool #G08813 2,335,067
2,696,361 4.00%, 8/1/48, Pool #SD0492 2,466,091
905,073 4.50%, 8/1/48, Pool #G67715 850,205
2,106,572 4.00%, 5/1/49, Pool #SD0488 1,913,723
1,714,853 4.50%, 3/1/50, Pool #SD0294 1,599,820
2,420,475 4.00%, 3/1/50, Pool #SD0296 2,194,129
579,285 4.00%, 7/1/50, Pool #SD0878 522,685
11,694 3.00%, 7/1/50, Pool #QB1158 9,883
101,848 3.00%, 7/1/50, Pool #QB1479 85,246
25,929 3.00%, 7/1/50, Pool #QB1486 21,893
1,622,654 4.00%, 7/1/50, Pool #SD1146 1,474,010
481,266 2.50%, 7/1/50, Pool #QB1193 387,573
13,293 3.00%, 7/1/50, Pool #QB1488 11,205
2,488,180 Class TJ , Series 5002, 2.00%, 7/25/50 1,923,680
2,530,503 Class AK , Series 4988, 1.00%, 7/25/50 1,868,178
79,520 3.00%, 8/1/50, Pool #QB2339 67,088
757,885 1.50%, 8/1/50, Pool #RA3217 544,426
787,871 3.00%, 8/1/50, Pool #RA3282 664,333
755,879 3.00%, 8/1/50, Pool #RA3313 634,198
263,705 2.00%, 8/1/50, Pool #QB2296 205,067
3,826,430 Class PO , Series 5319, 1.64%, 8/25/50 2,461,324
5,214,264 3.00%, 9/1/50, Pool #SD0592 4,428,179
1,885,032 1.50%, 10/1/50, Pool #SD8082 1,352,200
592,513 2.00%, 11/1/50, Pool #SD7528 457,111
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 1,030,593 3.00%, 12/1/50, Pool #SD0519 $ 868,539
864,032 4.00%, 12/1/50, Pool #SD0520 779,366
3,678,093 2.50%, 2/1/51, Pool #SD7534 2,985,412
5,228,919 2.00%, 3/1/51, Pool #SD8134 3,990,516
1,962,189 2.00%, 4/1/51, Pool #SD7539 1,523,496
8,228,708 2.50%, 5/1/51, Pool #RA5077 6,644,784
1,067,426 2.00%, 5/1/51, Pool #SD7541 824,052
2,302,090 2.50%, 5/1/51, Pool #SD0702 1,858,218
1,013,723 Class ID , Series 5109, 2.50%, 5/25/51 152,943
3,435,649 2.00%, 7/1/51, Pool #SD0716 2,651,940
1,129,632 3.00%, 7/1/51, Pool #SD7544 948,658
743,133 2.00%, 9/1/51, Pool #SD0730 572,752
763,371 2.00%, 9/1/51, Pool #SD8172 581,574
1,006,367 2.00%, 9/1/51, Pool #SD0732 773,686
3,289,332 2.00%, 10/1/51, Pool #RA6071 2,519,892
987,464 3.00%, 10/1/51, Pool #RA6015 827,866
7,226,308 2.50%, 11/1/51, Pool #SD7548 5,843,111
2,268,132 2.50%, 11/1/51, Pool #RA6397 1,836,845
401,862 2.00%, 12/1/51, Pool #SD0783 310,259
1,027,894 2.00%, 12/1/51, Pool #SD0785 794,444
192,888 2.00%, 12/1/51, Pool #SD0789 149,002
5,613,030 2.00%, 12/1/51, Pool #SD8182 4,270,892
4,413,732 2.50%, 12/1/51, Pool #RA6388 3,564,050
1,067,499 2.00%, 12/1/51, Pool #SD0786 829,475
2,547,073 2.00%, 1/1/52, Pool #SD0892 1,978,669
1,867,190 2.00%, 1/1/52, Pool #SD0894 1,441,251
22,802,325 2.50%, 1/1/52, Pool #SD7552 18,315,935
6,927,937 2.50%, 1/1/52, Pool #SD0923 5,558,293
7,859,427 2.00%, 1/1/52, Pool #SD7549 6,072,486
1,300,088 2.00%, 2/1/52, Pool #RA6768 988,885
834,164 3.00%, 2/1/52, Pool #SD7550 702,346
22,776,352 3.00%, 3/1/52, Pool #SD7553 19,097,153
590,145 4.00%, 6/1/52, Pool #SD1952 533,681
1,084,057 3.50%, 6/1/52, Pool #SD1049 939,363
406,994 3.50%, 6/1/52, Pool #SD1086 352,708
1,005,625 3.50%, 6/1/52, Pool #SD1053 875,226
2,775,183 4.50%, 7/1/52, Pool #RA7506 2,559,167
450,421 4.50%, 7/1/52, Pool #SD8231 413,989
881,238 4.50%, 8/1/52, Pool #QE8252 809,945
3,315,081 3.00%, 8/1/52, Pool #SD7556 2,769,196
445,257 6.00%, 11/1/52, Pool #RA8216 441,020
1,995,238 4.50%, 11/1/52, Pool #SD2000 1,831,543
705,284 5.00%, 11/1/52, Pool #SD1882 666,005
775,295 5.00%, 12/1/52, Pool #SD2081 732,205
886,869 5.00%, 12/1/52, Pool #RA8295 837,499
1,471,293 5.00%, 12/1/52, Pool #SD1991 1,389,304
502,004 5.50%, 1/1/53, Pool #SD2275 486,133
2,144,619 6.00%, 1/1/53, Pool #SD2163 2,122,200
910,909 5.00%, 1/1/53, Pool #RA8404 860,185
1,611,290 5.50%, 1/1/53, Pool #QF6560 1,559,831
1,147,664 6.00%, 2/1/53, Pool #RA8560 1,138,986
359,117 5.00%, 2/1/53, Pool #SD2306 339,097
735,795 6.00%, 3/1/53, Pool #SD2598 730,213
4,627,272 5.50%, 3/1/53, Pool #RA8758 4,479,827
1,577,405 6.00%, 4/1/53, Pool #SD2760 1,569,091
1,140,356 6.00%, 5/1/53, Pool #SD2886 1,139,116
3,086,632 6.00%, 5/1/53, Pool #RA9073 3,083,267
3,914,275 5.50%, 5/1/53, Pool #RA9063 3,789,208
3,435,375 5.50%, 5/1/53, Pool #SD2893 3,325,677

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 2,505,042 6.00%, 6/1/53, Pool #SD3176 $ 2,502,317
505,973 5.50%, 8/1/53, Pool #RA9625 489,626
1,740,000 Class A2 , Series K146, 2.92%, 6/25/54, Callable
7/25/32 @ 100.00 1,459,503
251,212,068
Federal Home Loan Bank ( 1 .0% ):
3,020,000 0.92%, 2/26/27, Callable 11/26/23 @ 100.00 2,630,157
22,560,000 2.06%, 9/27/29, Callable 12/27/23 @ 100.00 18,977,111
4,080,000 3.56%, 5/16/33 3,623,558
1,435,000 1.85%, 1/25/36, Callable 10/25/23 @ 100.00 979,221
1,720,000 1.87%, 2/8/36, Callable 11/8/23 @ 100.00 1,175,286
920,000 1.87%, 2/8/36, Callable 11/8/23 @ 100.00 628,642
28,013,975
Federal Home Loan Mortgage Corporation - REMICS ( 0 .0%
†
):
900,000 Class AO , Series 5341, 1.31%, 6/25/50 633,375
Federal Farm Credit Banks Funding Corp. ( 1 .2% ):
14,521,000 2.25%, 8/15/29, Callable 8/15/24 @ 100.00 12,378,151
10,440,000 2.17%, 10/29/29, Callable 10/29/24 @ 100.00 8,819,482
6,095,000 1.68%, 9/17/35, Callable 10/13/23 @ 100.00 4,111,870
3,450,000 1.84%, 1/25/36, Callable 10/13/23 @ 100.00 2,351,154
4,730,000 2.10%, 2/25/36, Callable 10/13/23 @ 100.00 3,314,415
2,569,000 2.50%, 4/14/36, Callable 10/13/23 @ 100.00 1,881,834
2,875,000 2.49%, 5/19/36, Callable 10/13/23 @ 100.00 2,098,396
34,955,302
Federal National Mortgage Association - REMICS ( 0 .0%
†
):
2,143,056 Class AO , Series 2023-36, 1.40%, 8/25/50 1,470,059
Total U.S. Government Agency Mortgages (Cost $1,112,289,997) 1,001,074,140
U.S. Treasury Obligations ( 22 .2% ):
U.S. Treasury Bonds ( 10 .0% ):
2,480,000 5.38%, 2/15/31 2,593,150
14,025,000 4.75%, 2/15/37 14,248,523
10,000,000 5.00%, 5/15/37 10,371,875
12,855,000 1.13%, 8/15/40 7,291,195
33,230,000 1.88%, 2/15/41 21,412,581
4,580,000 1.75%, 8/15/41 2,848,187
23,885,000 3.13%, 11/15/41 18,749,725
2,795,000 2.00%, 11/15/41 1,811,073
5,045,000 2.38%, 2/15/42 3,482,627
16,285,000 2.75%, 11/15/42 11,867,694
33,675,000 4.00%, 11/15/42 29,865,516
1,360,000 3.88%, 2/15/43 1,182,563
4,335,000 3.88%, 5/15/43 3,766,031
7,022,500 3.63%, 8/15/43 5,852,815
7,580,000 4.38%, 8/15/43^ 7,067,166
1,205,000 3.13%, 8/15/44 919,189
15,000 2.50%, 2/15/45 10,167
955,000 3.00%, 5/15/45 708,192
1,770,000 2.88%, 8/15/45 1,280,208
12,235,000 3.00%, 11/15/45 9,034,783
22,700,000 2.25%, 8/15/46 14,361,297
6,855,000 2.88%, 11/15/46 4,913,107
3,105,000 2.75%, 11/15/47 2,160,886
5,645,000 3.00%, 2/15/48 4,122,614
63,515,000 3.13%, 5/15/48(d) 47,497,311
4,055,000 3.38%, 11/15/48 3,174,938
8,700,000 3.00%, 2/15/49 6,348,281
125,000 2.88%, 5/15/49 89,004
Principal Amount Value
U.S. Treasury Obligations, continued
U.S. Treasury Bonds, continued
$ 10,975,000 1.25%, 5/15/50 $ 5,165,109
8,590,000 1.38%, 8/15/50 4,183,598
5,954,000 1.63%, 11/15/50 3,111,895
13,650,000 2.38%, 5/15/51 8,646,422
1,102,000 1.88%, 11/15/51 613,332
1,054,000 2.25%, 2/15/52 645,740
18,188,000 2.88%, 5/15/52 12,879,378
5,054,000 3.00%, 8/15/52 3,678,364
1,052,000 3.63%, 2/15/53 869,215
11,233,000 3.63%, 5/15/53 9,288,287
3,895,000 4.13%, 8/15/53 3,532,278
289,644,316
U.S. Treasury Notes ( 12 .2% ):
51,475,000 4.25%, 12/31/24 50,767,219
3,992,000 2.88%, 6/15/25 3,842,924
12,640,000 3.00%, 7/15/25 12,179,825
890,000 3.00%, 10/31/25 854,400
1,550,000 2.88%, 11/30/25 1,482,672
7,810,000 0.38%, 12/31/25 7,058,287
95,875,000 3.88%, 1/15/26 93,597,969
84,589,000 4.00%, 2/15/26 82,791,484
4,310,000 0.50%, 2/28/26 3,879,000
2,435,000 2.38%, 4/30/26 2,287,378
5,340,000 4.63%, 9/15/26 5,314,134
– 4.38%, 8/31/28 —
11,165,000 4.00%, 10/31/29 10,781,203
998,000 3.88%, 11/30/29 956,832
30,871,000 3.88%, 12/31/29 29,578,277
5,515,000 3.50%, 4/30/30 5,163,419
15,162,000 3.75%, 5/31/30 14,399,162
6,816,000 3.75%, 6/30/30 6,472,005
7,747,000 4.00%, 7/31/30 7,464,961
5,505,000 4.13%, 8/31/30 5,344,151
5,885,000 4.63%, 9/30/30 5,889,598
6,599,000 2.75%, 8/15/32 5,714,321
355,819,221
Total U.S. Treasury Obligations (Cost $751,687,884) 645,463,537
Shares
Short-Term Security Held as Collateral for Securities on Loan
( 0 .2% ):
$ 6,239,317 BlackRock Liquidity FedFund, Institutional Class,
4.36%(c)(e) 6,239,317
Total Short-Term Security Held as Collateral for Securities on Loan
(Cost $6,239,317) 6,239,317
Unaffiliated Investment Company ( 7 .4% ):
Money Markets ( 7 .4% ):
216,531,986 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 5.24%(c) 216,531,986
Total Unaffiliated Investment Company (Cost $216,531,986) 216,531,986
Total Investment Securities
(Cost $3,429,824,827) — 107.8% 3,134,325,658
Net other assets (liabilities) — (7.8)% (227,156,784)
Net Assets — 100.0% $ 2,907,168,874

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of September 30, 2023 .
EUR003M - 3 Month EUR LIBOR
EUSA5 - Euro 5 Year Swap Rate
GO - General Obligation
H15T1Y - 1 Year Treasury Constant Maturity Rate
LIBOR - London Interbank Offered Rate
MTN - Medium Term Note
SOFR - Secured Overnight Financing Rate
TSFR1M - Term Secured Overnight Financing Rate 1 Month
TSFR3M - Term Secured Overnight Financing Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30-day Average
TBA - To Be Announced Security
US0001M - 1 Month US Dollar LIBOR
US0003M - 3 Month US Dollar LIBOR
^ This security or a partial position of this security was on loan as of September 30, 2023. The total value of securities on loan as of September 30, 2023 was $6,079,322.
† Represents less than 0.05%.
(a) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(b) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at
September 30, 2023.
(c) The rate represents the effective yield at September 30, 2023.
(d) All or a portion of this security has been pledged as collateral for open derivative positions.
(e) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2023.
Amounts shown as “—“ are either $0 or round to less than $1.
Securities Sold Short (-1.1%):
At September 30, 2023, the Fund's securities sold short were as follows:
Security Description
Coupon
Rate Maturity Date Par Amount
Proceeds
Received Value
U.S. Government Agency Mortgages
Government National Mortgage Association
Government National Mortgage Association, TBA 2.50% 10/20/53 $ (1,443,522) $ (1,204,044) $ (1,179,854)
Federal National Mortgage Association
Federal National Mortgage Association, TBA 6.00% 10/25/53 (22,334,200) (22,283,599) (22,044,553)
Federal National Mortgage Association, TBA 3.50% 10/25/53 (592,945) (511,311) (510,025)
Federal National Mortgage Association, TBA 5.50% 10/25/53 (7,109,600) (6,977,406) (6,871,873)
$(30,976,360) $ (30,606,305)

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Futures Contracts
At September 30, 2023, the Fund's open futures contracts were as follows:
Short Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
30-Day Federal Funds September Futures (U.S. Dollar) 9/29/23 52 $ (20,513,474) $ (1,702)
Euro Buxl 30-Year Bond December Futures (Euro) 12/7/23 5 (646,737) 53,394
Euro Schatz Index December Futures (Euro) 12/7/23 36 (3,995,476) (5,627)
Euro-Bobl December Futures (Euro) 12/7/23 63 (7,708,672) 4,349
Euro-Bund December Futures (Euro) 12/7/23 65 (8,839,088) 234,415
U.S. Treasury 10-Year Note December Futures (U.S. Dollar) 12/19/23 670 (74,746,875) 2,326,792
U.S. Treasury 30-Year Bond December Futures (U.S. Dollar) 12/19/23 102 (11,605,688) 664,328
Ultra Long Term U.S. Treasury Bond December Futures (U.S. Dollar) 12/19/23 4 (474,750) 33,684
$ 3,309,633
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
U.S. Treasury 10-Year Note December Futures (U.S. Dollar) 12/19/23 1,005 $ 108,602,813 $ (1,768,852)
U.S. Treasury 2-Year Note December Futures (U.S. Dollar) 1/1/24 816 165,412,125 (568,114)
U.S. Treasury 5-Year Note December Futures (U.S. Dollar) 1/1/24 2,537 267,296,734 (1,340,587)
$ (3,677,553)
Total Net Futures Contracts $ (367,920)
Forward Currency Contracts
At September 30, 2023, the Fund's open forward currency contracts were as follows:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Net Unrealized
Appreciation/
(Depreciation)
U.S. Dollar 104,178 European Euro 96,700 TD Securities International 12/14/23 $ 1,592
U.S. Dollar 6,866,083 European Euro 6,406,750 TD Securities International 12/20/23 66,647
U.S. Dollar 12,027,809 European Euro 11,227,250 UBS 12/20/23 112,411
$180,650
U.S. Dollar 586,636 European Euro 553,000 Bank of New York 12/20/23 (259)
U.S. Dollar 190,821 European Euro 181,000 TD Securities International 12/20/23 (1,273)
$ (1,532)
Total Net Forward Currency Contracts $ 179,118

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks ( 41 .5% ):
Aerospace & Defense ( 0 .8% ):
4,740 Boeing Co. (The)* $ 908,563
10,771 General Dynamics Corp. 2,380,068
7,626 L3Harris Technologies, Inc. 1,327,839
11,415 Lockheed Martin Corp. 4,668,279
1,617 Northrop Grumman Corp. 711,787
35,495 Textron, Inc. 2,773,579
12,770,115
Automobile Components ( 1 .2% ):
338,075 Ford Motor Co. 4,198,891
46,949 General Motors Co. 1,547,909
51,750 Tesla, Inc.* 12,948,885
18,695,685
Banks ( 1 .1% ):
201,644 Bank of America Corp. 5,521,013
10,627 East West Bancorp, Inc. 560,149
73,754 JPMorgan Chase & Co. 10,695,805
8,372 US Bancorp 276,778
17,053,745
Beverages ( 0 .5% ):
124,525 Coca-Cola Co. (The) 6,970,909
5,368 PepsiCo, Inc. 909,554
7,880,463
Biotechnology ( 1 .1% ):
16,066 AbbVie, Inc. 2,394,798
12,467 Amgen, Inc. 3,350,631
118,241 Exelixis, Inc.* 2,583,566
65,403 Gilead Sciences, Inc. 4,901,301
57,851 Incyte Corp.* 3,342,052
168 Regeneron Pharmaceuticals, Inc.* 138,257
1,840 United Therapeutics Corp.* 415,601
17,126,206
Broadline Retail ( 1 .2% ):
136,614 Amazon.com, Inc.* 17,366,372
9,119 Etsy, Inc.* 588,905
17,955,277
Building Products ( 0 .0%
†
):
7,580 Johnson Controls International plc 403,332
Capital Markets ( 0 .9% ):
82,717 Charles Schwab Corp. (The) 4,541,163
6,960 Goldman Sachs Group, Inc. (The) 2,252,047
4,364 LPL Financial Holdings, Inc. 1,037,105
73,366 Nasdaq, Inc. 3,564,854
19,548 SEI Investments Co. 1,177,376
6,125 Stifel Financial Corp. 376,320
12,948,865
Chemicals ( 0 .4% ):
21,531 CF Industries Holdings, Inc. 1,846,068
9,309 Ecolab, Inc. 1,576,944
5,136 Linde plc 1,912,390
5,335,402
Commercial Services & Supplies ( 0 .5% ):
8,244 Cintas Corp. 3,965,447
26,391 Republic Services, Inc. 3,760,981
7,726,428
Shares Value
Common Stocks, continued
Communications Equipment ( 0 .5% ):
135,103 Cisco Systems, Inc. $ 7,263,137
27,403 Juniper Networks, Inc. 761,530
8,024,667
Construction & Engineering ( 0 .1% ):
8,025 Valmont Industries, Inc. 1,927,685
Construction Materials ( 0 .1% ):
4,332 Vulcan Materials Co. 875,151
Consumer Finance ( 0 .1% ):
8,564 Discover Financial Services 741,899
47,003 Synchrony Financial 1,436,882
2,178,781
Consumer Staples Distribution & Retail ( 0 .4% ):
1,734 Costco Wholesale Corp. 979,640
32,789 Walmart, Inc. 5,243,945
6,223,585
Containers & Packaging ( 0 .1% ):
26,554 Sealed Air Corp. 872,564
Diversified Consumer Services ( 0 .0%
†
):
7,910 H&R Block, Inc. 340,605
Diversified Telecommunication Services ( 0 .1% ):
60,008 AT&T, Inc. 901,320
Electric Utilities ( 0 .2% ):
2,422 ALLETE, Inc. 127,881
8,161 NextEra Energy, Inc. 467,544
8,592 PG&E Corp.* 138,589
37,264 Xcel Energy, Inc. 2,132,246
2,866,260
Electrical Equipment ( 0 .6% ):
25,076 AMETEK, Inc. 3,705,230
45,999 Emerson Electric Co. 4,442,123
4,883 EnerSys 462,274
8,609,627
Electronic Equipment, Instruments & Components ( 0 .1% ):
958 Belden, Inc. 92,495
5,679 Keysight Technologies, Inc.* 751,388
843,883
Energy Equipment & Services ( 0 .0%
†
):
475 Weatherford International plc* 42,907
Entertainment ( 0 .6% ):
4,423 Activision Blizzard, Inc. 414,125
31,571 Electronic Arts, Inc. 3,801,148
10,950 Netflix, Inc.* 4,134,720
1,893 Spotify Technology SA* 292,734
8,642,727
Financial Services ( 2 .5% ):
32,616 Apollo Global Management, Inc. 2,927,612
41,038 Berkshire Hathaway, Inc., Class B* 14,375,611
1,800 Essent Group, Ltd. 85,122
49,167 Fidelity National Information Services, Inc. 2,717,460
23,105 Mastercard, Inc., Class A 9,147,501
63,932 MGIC Investment Corp. 1,067,025
64,841 PayPal Holdings, Inc.* 3,790,605

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Financial Services, continued
14,112 Visa, Inc., Class A $ 3,245,901
37,356,837
Food Products ( 0 .6% ):
14,974 Archer-Daniels-Midland Co. 1,129,339
111,097 Kraft Heinz Co. (The) 3,737,303
70,694 Mondelez International, Inc., Class A 4,906,164
9,772,806
Ground Transportation ( 0 .8% ):
140,092 CSX Corp. 4,307,829
58,482 Uber Technologies, Inc.* 2,689,587
26,407 Union Pacific Corp. 5,377,258
12,374,674
Health Care Equipment & Supplies ( 0 .6% ):
32,780 Abbott Laboratories 3,174,743
2,619 Align Technology, Inc.* 799,633
13,075 Lantheus Holdings, Inc.* 908,451
31,307 Zimmer Biomet Holdings, Inc. 3,513,272
4,544 Zimvie, Inc.* 42,759
8,438,858
Health Care Providers & Services ( 2 .3% ):
61,356 Centene Corp.* 4,226,201
6,455 Cigna Group (The) 1,846,582
72,423 CVS Health Corp. 5,056,574
11,242 Elevance Health, Inc. 4,894,992
6,214 HCA Healthcare, Inc. 1,528,520
9,393 Humana, Inc. 4,569,882
606 McKesson Corp. 263,519
23,340 UnitedHealth Group, Inc. 11,767,794
34,154,064
Hotel & Resort REITs ( 0 .2% ):
29,886 Ryman Hospitality Properties, Inc. 2,488,906
Hotels, Restaurants & Leisure ( 0 .8% ):
23,265 Airbnb, Inc., Class A* 3,192,191
652 Booking Holdings, Inc.* 2,010,735
370 Chipotle Mexican Grill, Inc.* 677,777
19,536 McDonald's Corp. 5,146,564
13,876 Starbucks Corp. 1,266,462
12,293,729
Household Durables ( 0 .3% ):
1,144 D.R. Horton, Inc. 122,946
31,236 Toll Brothers, Inc. 2,310,214
9,551 TopBuild Corp.* 2,403,032
4,836,192
Household Products ( 0 .6% ):
31,661 Colgate-Palmolive Co. 2,251,414
21,194 Kimberly-Clark Corp. 2,561,295
28,242 Procter & Gamble Co. (The) 4,119,378
8,932,087
Independent Power and Renewable Electricity Producers
( 0 .0%
†
):
8,567 Brookfield Renewable Corp., Class A 205,094
13,236 Vistra Corp. 439,170
644,264
Industrial Conglomerates ( 0 .2% ):
29,588 3M Co. 2,770,029
Shares Value
Common Stocks, continued
Insurance ( 0 .8% ):
44,271 Brown & Brown, Inc. $ 3,091,887
26,599 Hartford Financial Services Group, Inc. (The) 1,886,135
51,269 MetLife, Inc. 3,225,333
3,170 Progressive Corp. (The) 441,581
18,588 Travelers Cos., Inc. (The) 3,035,606
11,680,542
Interactive Media & Services ( 2 .7% ):
103,677 Alphabet, Inc., Class A* 13,567,172
113,690 Alphabet, Inc., Class C* 14,990,027
41,833 Meta Platforms, Inc., Class A* 12,558,685
41,115,884
IT Services ( 0 .6% ):
132 Accenture plc, Class A 40,538
6,038 Gartner, Inc.* 2,074,717
46,812 GoDaddy, Inc., Class A* 3,486,558
34,086 Wix.com, Ltd.* 3,129,095
8,730,908
Life Sciences Tools & Services ( 0 .1% ):
64 10X Genomics, Inc., Class A* 2,640
3,614 Danaher Corp. 896,634
431 Thermo Fisher Scientific, Inc. 218,159
1,117,433
Machinery ( 0 .8% ):
6,885 AGCO Corp. 814,358
18,792 Allison Transmission Holdings, Inc. 1,109,855
20,757 Caterpillar, Inc. 5,666,661
5,394 Deere & Co. 2,035,588
32,149 PACCAR, Inc. 2,733,308
12,359,770
Media ( 0 .6% ):
4,984 Charter Communications, Inc., Class A* 2,192,063
147,378 Comcast Corp., Class A 6,534,741
22,860 TEGNA, Inc. 333,070
9,059,874
Metals & Mining ( 0 .3% ):
25,306 Nucor Corp. 3,956,593
829 Worthington Industries, Inc. 51,249
4,007,842
Oil, Gas & Consumable Fuels ( 2 .1% ):
51,547 Chevron Corp. 8,691,855
47,817 ConocoPhillips 5,728,477
35,400 EOG Resources, Inc. 4,487,304
99,497 Exxon Mobil Corp. 11,698,857
5,560 ONEOK, Inc. 352,671
911 Pioneer Natural Resources Co. 209,120
4,011 Sanchez Energy Corp.* 342,399
353 Texas Pacific Land Corp. 643,717
32,154,400
Passenger Airlines ( 0 .1% ):
44,191 United Airlines Holdings, Inc.* 1,869,279
Pharmaceuticals ( 1 .9% ):
9,067 Bristol-Myers Squibb Co. 526,249
9,370 Eli Lilly & Co. 5,032,908
56,838 Johnson & Johnson 8,852,518
74,635 Merck & Co., Inc. 7,683,673

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Pharmaceuticals, continued
189,451 Pfizer, Inc. $ 6,284,090
28,379,438
Professional Services ( 0 .0%
†
):
7,519 Leidos Holdings, Inc. 692,951
Residential REITs ( 0 .1% ):
57,407 Invitation Homes, Inc. 1,819,228
Semiconductors & Semiconductor Equipment ( 3 .3% ):
38,145 Applied Materials, Inc. 5,281,175
11,263 Broadcom, Inc. 9,354,823
165,542 Intel Corp. 5,885,018
1,140 KLA Corp. 522,872
901 Lam Research Corp. 564,720
4,484 Lattice Semiconductor Corp.* 385,310
50,624 NVIDIA Corp. 22,020,934
48,712 QUALCOMM, Inc. 5,409,955
49,424,807
Software ( 4 .3% ):
14,419 Adobe, Inc.* 7,352,248
16,581 Autodesk, Inc.* 3,430,775
35,652 DocuSign, Inc.* 1,497,384
123,540 Microsoft Corp. 39,007,755
1,147 Palo Alto Networks, Inc.* 268,903
13,100 RingCentral, Inc., Class A* 388,153
32,125 Salesforce, Inc.* 6,514,307
10,278 Synopsys, Inc.* 4,717,294
41,381 Teradata Corp.* 1,862,972
4,331 Zoom Video Communications, Inc., Class A* 302,910
65,342,701
Specialized REITs ( 0 .3% ):
3,090 Crown Castle, Inc. 284,373
11,932 Public Storage 3,144,321
4,461 SBA Communications Corp. 892,958
4,321,652
Specialty Retail ( 1 .0% ):
27,669 Home Depot, Inc. (The) 8,360,465
1,605 Murphy U.S.A., Inc. 548,477
2,023 O'Reilly Automotive, Inc.* 1,838,624
5,588 Ross Stores, Inc. 631,164
18,963 TJX Cos., Inc. (The) 1,685,431
6,886 Ulta Beauty, Inc.* 2,750,613
15,814,774
Technology Hardware, Storage & Peripherals ( 2 .9% ):
247,372 Apple, Inc. 42,352,560
18,569 NetApp, Inc. 1,409,016
24,912 Pure Storage, Inc., Class A* 887,365
44,648,941
Textiles, Apparel & Luxury Goods ( 0 .1% ):
8,786 Crocs, Inc.* 775,189
Trading Companies & Distributors ( 0 .0%
†
):
661 W.W. Grainger, Inc. 457,306
Total Common Stocks (Cost $573,078,884) 628,080,645
Contracts a Value
Warrants ( 0 .0%
†
):
Oil, Gas & Consumable Fuels ( 0 .0%
†
):
63 California Resources Corp., 10/27/24 $ 1,343
2,121 Occidental Petroleum Corp., 8/3/27 91,733
93,076
Total Warrants (Cost $20,366) 93,076
Principal Amount
Asset Backed Securities ( 0 .5% ):
$ 112,732 Aaset Trust, Class A, Series 2020-1A, 3.35%,
1/16/40(a) 93,459
1,217,784 Aaset Trust, Class A, Series 2021-2A, 2.80%,
1/15/47(a) 1,014,271
76,632 Aaset Trust, Class A, Series 2019-1, 3.84%,
5/15/39(a) 61,502
110,280 Aaset Trust, Class A, Series 2017-1A, 3.97%,
5/16/42(a) 98,033
173,700 Aaset Trust, Class A, Series 2018-1A, 3.84%,
1/16/38(a) 112,038
622,789 Aaset Trust, Class A, Series 2021-1A, 2.95%,
11/16/41(a) 546,354
198,772 Aaset Trust, Class A, Series 2019-2, 3.38%,
10/16/39(a) 167,323
138,939 Aaset Trust, Class A, Series 2020-1A, 4.34%,
1/16/40(a) 71,570
921,027 Blackbird Capital Aircraft, Class A, Series 2021-1A,
2.44%, 7/15/46, Callable 7/15/28 @ 100(a) 783,512
488,022 Blackbird Capital Aircraft, Class A, Series 2016-1A,
4.21%, 12/16/41, Callable 12/15/24 @ 100(a)(b) 454,797
38,026 Blackbird Capital Aircraft, Class AA, Series 2016-1A,
2.49%, 12/16/41, Callable 12/15/24 @ 100(a)(b) 36,753
198,390 Castlelake Aircraft Structured Trust, Class A, Series
2019-1, 3.97%, 4/15/39(a) 176,431
140,402 Castlelake Aircraft Structured Trust, Class A, Series
2021-1A, 3.47%, 1/15/46(a) 127,717
118,838 Castlelake Aircraft Structured Trust, Class A, Series
2018-1A, 4.13%, 6/15/43(a) 109,138
186,315 Castlelake Aircraft Structured Trust, Class B, Series
2019-1, 5.10%, 4/15/39(a) 119,769
359,073 CF Hippolyta LLC, Class A1, Series 2021-A, 1.53%,
3/15/61, Callable 3/15/24 @ 100(a) 315,028
347,760 DB Master Finance LLC, Class A2II, Series 2017-1A,
4.03%, 11/20/47, Callable 11/20/23 @ 100(a) 314,420
189,113 Horizon Aircraft Finance, Ltd., Class A, Series 2018-
1, 4.46%, 12/15/38(a) 161,713
185,479 Horizon Aircraft Finance, Ltd., Class A, Series 2019-
1, 3.72%, 7/15/39(a) 159,677
547,660 Planet Fitness Master Issuer LLC, Class A2II, Series
2022-1A, 4.01%, 12/5/51, Callable 12/5/27 @
100(a) 432,838
211,750 Planet Fitness Master Issuer LLC, Class A2, Series
1A, 3.86%, 12/5/49, Callable 12/5/25 @ 100(a) 176,529
609,715 Planet Fitness Master Issuer LLC, Class A2I, Series
2022-1A, 3.25%, 12/5/51, Callable 12/5/24 @
100(a) 545,478
201,932 Project Silver, Class A, Series 2019-1, 3.97%,
7/15/44(a) 172,851
198,176 Sapphire Aviation Finance, Ltd., Class A, Series
2020-1A, 3.23%, 3/15/40(a) 167,695
225,930 Sapphire Aviation Finance, Ltd., Class B, Series
2020-1A, 4.34%, 3/15/40(a) 161,544

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Asset Backed Securities, continued
$ 297,184 Thunderbolt Aircraft Lease, Ltd., Class A, Series
2019-1, 3.67%, 11/15/39(a) $ 250,558
157,269 Thunderbolt Aircraft Lease, Ltd., Class A, Series
2017-A, 4.21%, 5/17/32, Callable 4/15/24 @ 100(a)
(b) 144,692
266,818 Thunderbolt II Aircraft Lease, Ltd., Class A, Series
2018, 4.15%, 9/15/38(a)(b) 216,336
Total Asset Backed Securities (Cost $8,515,242) 7,192,026
Collateralized Mortgage Obligations ( 5 .8% ):
250,000 Aimco CLO, Class AR, Series 2018-BA,
6.67%(TSFR3M+136bps), 1/15/32, Callable
10/15/23 @ 100(a) 249,256
523,000 Aimco CLO 11, Ltd., Class AR, Series 2020-11A,
6.70%(TSFR3M+139bps), 10/17/34, Callable
10/17/23 @ 100(a) 519,799
387,000 Aimco CLO 14, Ltd., Class A, Series 2021-14A,
6.58%(TSFR3M+125bps), 4/20/34, Callable
10/20/23 @ 100(a) 383,364
250,000 Allegro CLO XIII, Ltd., Class A, Series 2021-1A,
6.73%(TSFR3M+140bps), 7/20/34, Callable
10/20/23 @ 100(a) 247,698
2,812,000 Allegro CLO XIV, Ltd., Class A1, Series 2021-2A,
6.73%(TSFR3M+142bps), 10/15/34, Callable
10/15/23 @ 100(a) 2,770,149
624,000 Allegro CLO XV, Ltd., Class A, Series 2022-1A,
6.83%(TSFR3M+150bps), 7/20/35, Callable
7/20/24 @ 100(a) 621,208
256,000 Ares CLO, Ltd., Class A, Series 2019-54A,
6.89%(TSFR3M+158bps), 10/15/32, Callable
10/15/23 @ 100(a) 256,116
853,000 Ares LV CLO, Ltd., Class A1R, Series 2020-55A,
6.70%(TSFR3M+139bps), 7/15/34, Callable
10/15/23 @ 100(a) 845,311
660,000 Ares XLI CLO, Ltd., Class AR2, Series 2016-41A,
6.64%(TSFR3M+133bps), 4/15/34, Callable
10/15/23 @ 100(a) 651,984
177,000 BAMLL Commercial Mortgage Securities Trust, Class
ANM, Series 2019-BPR, 3.11%, 11/5/32(a) 167,606
100,000 BAMLL Commercial Mortgage Securities Trust, Class
C, Series 2022-DKLX, 7.48%(TSFR1M+215bps),
1/15/39(a) 96,273
555,000 BAMLL Commercial Mortgage Securities Trust, Class
A, Series 2022-DKLX, 6.48%(TSFR1M+115bps),
1/15/39(a) 540,271
105,000 BAMLL Commercial Mortgage Securities Trust, Class
B, Series 2022-DKLX, 6.88%(TSFR1M+155bps),
1/15/39(a) 101,671
30,000 Bank, Class A5, Series 2019-BN21, 2.85%,
10/15/52, Callable 10/15/29 @ 100 24,976
310,000 Barings CLO, Ltd., Class A, Series 2020-4A,
6.81%(TSFR3M+148bps), 1/20/32, Callable
10/20/23 @ 100(a) 309,363
786,000 Barings CLO, Ltd., Class AR, Series 2020-1A,
6.72%(TSFR3M+141bps), 10/15/36, Callable
10/15/23 @ 100(a) 780,896
417,000 Beechwood Park CLO, Ltd., Class A1R, Series 2019-
1A, 6.61%(TSFR3M+130bps), 1/17/35, Callable
1/17/24 @ 100(a) 412,488
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 34,000 Benchmark Mortgage Trust, Class A5, Series 2018-
B4, 4.12%, 7/15/51, Callable 7/15/28 @ 100(b) $ 31,254
1,139,000 Bethpage Park CLO, Ltd., Class A, Series 2021-1A,
6.70%(TSFR3M+139bps), 1/15/35, Callable
10/15/23 @ 100(a) 1,129,706
139,000 BFLD Trust, Class A, Series 2020-OBRK,
7.50%(TSFR1M+216bps), 11/15/28(a) 138,853
488,000 BPR Trust, Class B, Series 2022-OANA,
7.78%(TSFR1M+245bps), 4/15/37(a) 475,268
1,835,000 BPR Trust, Class A, Series 2022-OANA,
7.23%(TSFR1M+190bps), 4/15/37(a) 1,801,711
279,875 Bristol Park CLO, Ltd., Class AR, Series 2016-1A,
6.56%(TSFR3M+125bps), 4/15/29, Callable
10/15/23 @ 100(a) 279,005
155,550 BX Commercial Mortgage Trust, Class C, Series
2019-XL, 6.70%(TSFR1M+136bps), 10/15/36(a) 154,381
113,000 BX Commercial Mortgage Trust, Class C, Series
2019-IMC, 7.05%(TSFR1M+165bps), 4/15/34(a) 111,407
119,000 BX Commercial Mortgage Trust, Class D, Series
2019-IMC, 7.35%(TSFR1M+195bps), 4/15/34(a) 117,223
139,700 BX Commercial Mortgage Trust, Class A, Series
2019-XL, 6.37%(TSFR1M+103bps), 10/15/36(a) 139,310
124,100 BX Commercial Mortgage Trust, Class B, Series
2019-XL, 6.53%(TSFR1M+119bps), 10/15/36(a) 123,329
220,150 BX Commercial Mortgage Trust, Class D, Series
2019-XL, 6.90%(TSFR1M+156bps), 10/15/36(a) 218,233
309,400 BX Commercial Mortgage Trust, Class E, Series
2019-XL, 7.25%(TSFR1M+191bps), 10/15/36(a) 306,403
172,000 BX Commercial Mortgage Trust, Class B, Series
2019-IMC, 6.75%(TSFR1M+135bps), 4/15/34(a) 169,796
341,039 BX Commercial Mortgage Trust, Class B, Series
2022-LP2, 6.64%(TSFR1M+131bps), 2/15/39(a) 331,907
341,039 BX Commercial Mortgage Trust, Class C, Series
2022-LP2, 6.89%(TSFR1M+156bps), 2/15/39(a) 332,105
341,039 BX Commercial Mortgage Trust, Class D, Series
2022-LP2, 7.29%(TSFR1M+196bps), 2/15/39(a) 331,138
1,132,477 BX Commercial Mortgage Trust, Class A, Series
2022-LP2, 6.35%(TSFR1M+101bps), 2/15/39(a) 1,105,211
5,017,000 BX Commercial Mortgage Trust, Class A, Series
2019-IMC, 6.45%(TSFR1M+105bps), 4/15/34(a) 4,978,421
216,000 BX Mortgage Trust, Class C, Series 2021-PAC,
6.55%(TSFR1M+121bps), 10/15/36(a) 208,979
162,000 BX Mortgage Trust, Class B, Series 2021-PAC,
6.35%(TSFR1M+101bps), 10/15/36(a) 157,393
2,708,000 BX Mortgage Trust, Class A, Series 2021-PAC,
6.14%(TSFR1M+80bps), 10/15/36(a) 2,647,059
730,000 BX Mortgage Trust, Class E, Series 2021-PAC,
7.39%(TSFR1M+206bps), 10/15/36(a) 700,795
210,000 BX Mortgage Trust, Class D, Series 2021-PAC,
6.74%(TSFR1M+141bps), 10/15/36(a) 201,533
76,203 BX Trust, Class D, Series 2022-IND,
8.17%(TSFR1M+284bps), 4/15/24(a) 73,743
91,444 BX Trust, Class C, Series 2022-IND,
7.62%(TSFR1M+229bps), 4/15/24(a) 89,374
404,277 BX Trust, Class B, Series 2022-IND,
7.27%(TSFR1M+194bps), 4/15/24(a) 397,676
792,511 BX Trust, Class A, Series 2022-IND A,
6.82%(TSFR1M+149bps), 4/15/24(a) 785,895
472,000 BX Trust, Class A, Series 2022-GPA,
7.50%(TSFR1M+217bps), 10/15/39(a) 473,324

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 4,642,024 BX Trust, Class A, Series 2021-SOAR,
6.12%(TSFR1M+78bps), 6/15/38(a) $ 4,557,582
346,035 Cascade Funding Mortgage Trust, Class A, Series
2021-HB6, 0.90%, 6/25/36(a)(b) 335,231
17,105,000 Cedar Funding V CLO, Ltd., Class A1R, Series 2016-
5A, 6.67%(TSFR3M+136bps), 7/17/31, Callable
10/17/23 @ 100(a) 17,070,790
235,000 Cedar Funding VI CLO, Ltd., Class AAA, Series 2016-
6A, 6.64%(TSFR3M+131bps), 4/20/34, Callable
10/20/23 @ 100(a) 232,063
643,000 Cedar Funding X CLO, Ltd., Class AR, Series 2019-
10A, 6.69%(TSFR3M+136bps), 10/20/32, Callable
10/20/23 @ 100(a) 637,923
485,000 Cedar Funding XII CLO, Ltd., Class A1R, Series
2020-12A, 6.74%(TSFR3M+139bps), 10/25/34,
Callable 10/25/23 @ 100(a) 480,713
942,000 Cedar Funding XV CLO, Ltd., Class A, Series 2022-
15A, 6.65%(TSFR3M+132bps), 4/20/35, Callable
4/20/24 @ 100(a) 933,953
791,000 Columbia Cent CLO 29, Ltd., Class AR, Series 2020-
29A, 6.76%(TSFR3M+143bps), 10/20/34, Callable
10/20/23 @ 100(a) 778,476
410,000 Columbia Cent CLO 30, Ltd., Class A1, Series 2020-
30A, 6.90%(TSFR3M+157bps), 1/20/34, Callable
10/20/23 @ 100(a) 407,854
310,000 Columbia Cent CLO 31, Ltd., Class A1, Series 2021-
31A, 6.79%(TSFR3M+146bps), 4/20/34, Callable
10/20/23 @ 100(a) 307,015
920,000 Columbia Cent CLO 32, Ltd., Class A1, Series 2022-
32A, 7.05%(TSFR3M+170bps), 7/20/34, Callable
1/24/24 @ 100(a) 915,740
57,000 Commercial Mortgage Trust, Class A5, Series 2014-
CR18, 3.83%, 7/15/47, Callable 7/15/24 @ 100 55,888
3,655,610 Credit Suisse Mortgage Capital Certificates, Class A,
Series 2020-NET, 2.26%, 8/15/37(a) 3,274,259
242,397 Credit Suisse Mortgage Capital Certificates, Class
B, Series 2019-ICE4, 6.61%(TSFR1M+128bps),
5/15/36(a) 241,343
860,000 CSMC Trust, Class D, Series 2017-PFHP,
7.63%(TSFR1M+230bps), 12/15/30(a) 814,063
100,000 CSMC Trust, Class D, Series 2018, 4.78%,
4/15/36(a) 95,932
100,000 CSMC Trust, Class C, Series 2018, 4.78%,
4/15/36(a) 97,116
100,000 CSMC Trust, Class B, Series 2018, 4.53%,
4/15/36(a) 97,400
205,000 CSMC Trust, Class A, Series 2018, 4.28%,
4/15/36(a) 200,274
527,000 Dryden 76 CLO, Ltd., Class A1R, Series 2019-76A,
6.74%(TSFR3M+141bps), 10/20/34, Callable
10/20/23 @ 100(a) 523,510
577,000 Dryden 83 CLO, Ltd., Class A, Series 2020-83A,
6.79%(TSFR3M+148bps), 1/18/32, Callable
10/18/23 @ 100(a) 575,942
1,019,000 Dryden 85 CLO, Ltd., Class AR, Series 2020-85A,
6.72%(TSFR3M+141bps), 10/15/35, Callable
10/15/23 @ 100(a) 1,009,838
670,000 Dryden 90 CLO, Ltd., Class A1A, Series 2021-90A,
6.77%(TSFR3M+139bps), 2/20/35, Callable
2/20/24 @ 100(a) 662,183
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 250,000 Dryden CLO, Ltd., Class A, Series 2020-78A,
6.75%(TSFR3M+144bps), 4/17/33, Callable
10/17/23 @ 100(a) $ 246,757
250,000 Eaton Vance CLO, Ltd., Class A13R, Series 2013-
1A, 6.82%(TSFR3M+151bps), 1/15/34, Callable
10/15/23 @ 100(a) 248,832
930,000 Eaton Vance CLO, Ltd., Class AR, Series 2020-2A,
6.72%(TSFR3M+141bps), 1/15/35, Callable
1/15/24 @ 100(a) 920,020
363,000 Eaton Vance CLO, Ltd., Class AR, Series 2019-1A,
6.67%(TSFR3M+136bps), 4/15/31, Callable
10/15/23 @ 100(a) 360,631
1,469,000 ELP Commercial Mortgage Trust, Class A, Series
2021-ELP, 6.15%(TSFR1M+82bps), 11/15/36(a) 1,436,085
289,899 Extended Stay America Trust, Class B, Series 2021-
ESH, 6.83%(TSFR1M+149bps), 7/15/38(a) 286,365
213,860 Extended Stay America Trust, Class C, Series 2021-
ESH, 7.15%(TSFR1M+181bps), 7/15/38(a) 210,651
427,719 Extended Stay America Trust, Class D, Series 2021-
ESH, 7.70%(TSFR1M+236bps), 7/15/38(a) 420,767
508,511 Extended Stay America Trust, Class A, Series 2021-
ESH, 6.53%(TSFR1M+119bps), 7/15/38(a) 504,246
508,000 Flatiron CLO 20, Ltd., Class A, Series 2020-1A,
6.94%(TSFR3M+156bps), 11/20/33, Callable
11/20/23 @ 100(a) 507,033
250,000 Flatiron CLO 21, Ltd., Class A1, Series 2021-1A,
6.69%(US0003M+111bps), 7/19/34, Callable
10/19/23 @ 100(a) 248,374
100,000 GS Mortgage Securities Corp. Trust, Class C, Series
2021-IP, 7.00%(TSFR1M+166bps), 10/15/36(a) 92,037
100,000 GS Mortgage Securities Corp. Trust, Class B, Series
2021-IP, 6.60%(TSFR1M+126bps), 10/15/36(a) 93,276
643,000 GS Mortgage Securities Corp. Trust, Class A, Series
2021-IP, 6.40%(TSFR1M+106bps), 10/15/36(a) 612,328
800,000 INTOWN STAY Mortgage Trust, Class A, Series
2022, 7.82%(TSFR1M+249bps), 8/15/37, Callable
8/15/24 @ 100(a) 800,437
556,000 Invesco CLO, Ltd., Class A, Series 2021-3A,
6.74%(TSFR3M+139bps), 10/22/34, Callable
10/22/23 @ 100(a) 551,050
41,000 J.P. Morgan Chase Commercial Mortgage Securities
Trust, Class CFX, Series 2018-WPT, 4.95%, 7/5/33,
Callable 7/5/25 @ 100(a) 34,499
64,000 J.P. Morgan Chase Commercial Mortgage Securities
Trust, Class DFX, Series 2018-WPT, 5.35%, 7/5/33,
Callable 7/5/25 @ 100(a) 52,928
87,000 J.P. Morgan Chase Commercial Mortgage Securities
Trust, Class EFX, Series 2018-WPT, 5.54%, 7/5/33,
Callable 7/5/25 @ 100(a)(b) 69,623
98,297 Life Mortgage Trust, Class C, Series 2021-BMR,
6.55%(TSFR1M+121bps), 3/15/38(a) 95,464
98,297 Life Mortgage Trust, Class D, Series 2021-BMR,
6.85%(TSFR1M+151bps), 3/15/38(a) 95,104
98,297 Life Mortgage Trust, Class E, Series 2021-BMR,
7.20%(TSFR1M+186bps), 3/15/38(a) 94,602
98,297 Life Mortgage Trust, Class B, Series 2021-BMR,
6.33%(TSFR1M+99bps), 3/15/38(a) 95,961
1,420,000 Life Mortgage Trust, Class A1, Series 2022-BMR2,
6.63%(TSFR1M+130bps), 5/15/39, Callable
5/15/24 @ 100(a) 1,394,256

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 855,000 Life Mortgage Trust, Class B, Series 2022-BMR2,
7.13%(TSFR1M+179bps), 5/15/39, Callable
5/15/24 @ 100(a) $ 835,759
479,000 Life Mortgage Trust, Class C, Series 2022-BMR2,
7.43%(TSFR1M+209bps), 5/15/39, Callable
5/15/24 @ 100(a) 465,825
280,147 Life Mortgage Trust, Class A, Series 2021-BMR,
6.15%(TSFR1M+81bps), 3/15/38(a) 274,547
426,000 Life Mortgage Trust, Class D, Series 2022-BMR2,
7.87%(TSFR1M+254bps), 5/15/39, Callable
5/15/24 @ 100(a) 406,554
500,000 Lucali CLO, Ltd., Class A, Series 2020-1A,
6.78%(TSFR3M+147bps), 1/15/32, Callable
10/15/23 @ 100(a) 499,809
320,000 Madison Park Funding L, Ltd., Class A, Series 2021-
50A, 6.72%(TSFR3M+140bps), 4/19/34, Callable
10/19/23 @ 100(a) 318,246
910,000 Madison Park Funding LII, Ltd., Class A, Series
2021-52A, 6.71%(TSFR3M+136bps), 1/22/35,
Callable 1/22/24 @ 100(a) 902,534
250,000 Madison Park Funding XLV, Ltd., Class AR, Series
2020-45A, 6.69%(TSFR3M+138bps), 7/15/34,
Callable 10/15/23 @ 100(a) 247,937
428,511 Madison Park Funding, Ltd., Class A1R2, Series
2015-19A, 6.53%(TSFR3M+118bps), 1/22/28,
Callable 10/22/23 @ 100(a) 426,726
250,000 Magnetite XXI, Ltd., Class AR, Series 2019-21A,
6.61%(TSFR3M+128bps), 4/20/34, Callable
10/20/23 @ 100(a) 247,510
680,000 Magnetite XXIX, Ltd., Class A, Series 2021-29A,
6.56%(TSFR3M+125bps), 1/15/34, Callable
10/15/23 @ 100(a) 676,435
250,000 Magnetite XXVII, Ltd., Class AR, Series 2020-27A,
6.73%(TSFR3M+140bps), 10/20/34, Callable
10/20/23 @ 100(a) 248,649
968,000 Magnetite XXX, Ltd., Class A, Series 2021-30A,
6.74%(TSFR3M+139bps), 10/25/34, Callable
10/25/23 @ 100(a) 962,730
239,848 MHC Commercial Mortgage Trust, Class A, Series
2021-MHC, 6.25%(TSFR1M+92bps), 4/15/38(a) 236,535
292,483 Milos CLO, Ltd., Class AR, Series 2017-1A,
6.66%(TSFR3M+133bps), 10/20/30, Callable
10/20/23 @ 100(a) 291,817
56,000 Morgan Stanley Capital I Trust, Class B, Series
2019-Mead, 3.18%, 11/10/36, Callable 11/10/24
@ 100(a) 51,121
385,000 Morgan Stanley Capital I Trust, Class A, Series
2019-Mead, 3.17%, 11/10/36, Callable 11/10/24
@ 100(a) 354,286
132,000 Morgan Stanley Capital I Trust, Class A4, Series
2018-H4, 4.31%, 12/15/51, Callable 1/15/29 @ 100 121,396
471,200 Morgan Stanley Capital I Trust, Class C, Series
2018-BOP, 6.88%(TSFR1M+155bps), 6/15/35(a) 326,648
196,000 Morgan Stanley Capital I Trust, Class B, Series
2018-BOP, 6.63%(TSFR1M+130bps), 6/15/35(a) 164,683
53,000 Morgan Stanley Capital I Trust, Class C, Series
2019-Mead, 3.28%, 11/10/36, Callable 11/10/24
@ 100(a)(b) 47,866
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 326,000 Peace Park CLO, Ltd., Class A, Series 2021-1A,
6.72%(TSFR3M+139bps), 10/20/34, Callable
10/20/23 @ 100(a) $ 323,517
17,385 Prima Capital CRE Securitization, Class A, Series
2021-9A, 6.89%(TSFR1M+156bps), 12/15/37,
Callable 5/25/24 @ 100(a) 17,331
333,000 Rockland Park CLO, Ltd., Class A, Series 2021-1A,
6.71%(TSFR3M+138bps), 4/20/34, Callable
10/20/23 @ 100(a) 330,591
130,000 SPGN Mortgage Trust, Class C, Series 2022-TFLM,
7.98%(TSFR1M+265bps), 2/15/39, Callable
2/15/24 @ 100(a) 123,029
250,000 SPGN Mortgage Trust, Class B, Series 2022-TFLM,
7.33%(TSFR1M+200bps), 2/15/39, Callable
2/15/24 @ 100(a) 239,718
1,013,000 SREIT Trust, Class A, Series 2021-MFP,
6.18%(TSFR1M+85bps), 11/15/38(a) 993,633
237,000 SREIT Trust, Class D, Series 2021-MFP,
7.02%(TSFR1M+169bps), 11/15/38(a) 230,062
360,000 SREIT Trust, Class C, Series 2021-MFP,
6.78%(TSFR1M+144bps), 11/15/38(a) 350,777
580,000 SREIT Trust, Class B, Series 2021-MFP,
6.53%(TSFR1M+119bps), 11/15/38(a) 567,216
220,882 Stratus CLO, Ltd., Class A, Series 2022-1A,
7.08%(TSFR3M+175bps), 7/20/30, Callable
10/20/23 @ 100(a) 220,886
400,274 Symphony CLO XIX, Ltd., Class A, Series 2018-19A,
6.53%(TSFR3M+122bps), 4/16/31, Callable
10/16/23 @ 100(a) 399,372
500,000 Symphony CLO XXVI, Ltd., Class AR, Series 2021-
26A, 6.67%(TSFR3M+134bps), 4/20/33, Callable
10/20/23 @ 100(a) 495,896
1,054,000 Symphony CLO XXXII, Ltd., Class A1, Series 2022-
32A, 6.67%(TSFR3M+132bps), 4/23/35, Callable
4/23/24 @ 100(a) 1,037,948
20,000 VLS Commercial Mortgage Trust, Class B, Series
2020-LAB, 2.45%, 10/10/42(a) 15,092
285,000 VLS Commercial Mortgage Trust, Class A, Series
2020-LAB, 2.13%, 10/10/42(a) 217,273
335,000 Voya CLO, Ltd., Class A, Series 2019-2,
6.86%(TSFR3M+153bps), 7/20/32, Callable
10/20/23 @ 100(a) 334,512
551,000 Voya CLO, Ltd., Class A1R, Series 2020-2A,
6.74%(TSFR3M+142bps), 7/19/34, Callable
10/19/23 @ 100(a) 547,225
564,000 Voya CLO, Ltd., Class AR, Series 2020-1A,
6.72%(US0003M+115bps), 7/16/34, Callable
10/16/23 @ 100(a) 556,062
1,073,000 Voya CLO, Ltd., Class AR, Series 2020-3A,
6.74%(TSFR3M+141bps), 10/20/34, Callable
10/20/23 @ 100(a) 1,060,713
155,000 Wells Fargo Commercial Mortgage Trust, Class
A5, Series 2018-C48, 4.30%, 1/15/52, Callable
12/15/28 @ 100 142,808
185,000 Wells Fargo Commercial Mortgage Trust, Class
A, Series 2021-FCMT, 6.65%(TSFR1M+131bps),
5/15/31(a) 176,074
Total Collateralized Mortgage Obligations (Cost $89,030,566) 87,252,623

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Convertible Bonds ( 0 .0%
†
):
Media ( 0 .0%
†
):
$ 54,000 DISH Network Corp., 2.38%, 3/15/24 $ 51,844
846,000 DISH Network Corp., 3.38%, 8/15/26 518,916
Total Convertible Bonds (Cost $844,722) 570,760
Bank Loans ( 0 .2% ):
Construction & Engineering ( 0 .0%
†
):
35,000 Convergint Tech Term 2Ln, 12.07% (Term
SOFR+675bps ), 3/31/29 30,800
4,900 Convergint Tech Term B 1Ln, 9.07% (Term
SOFR+375bps ), 3/31/28 4,809
35,609
Consumer Discretionary Products ( 0 .0%
†
):
75,000 Tory BurchTerm B 1Ln, 8.57% (Term
SOFR+325bps ), 4/16/28 73,862
Diversified Consumer Services ( 0 .0%
†
):
15,000 Ascend Learning Term 2Ln, 11.07% (Term
SOFR+575bps ), 12/10/29 12,744
162,525 Ascend Learning Term B 1Ln, 8.82% (Term
SOFR+350bps ), 12/10/28 154,728
167,472
Health Care Providers & Services ( 0 .0%
†
):
248,737 Cano Health Term B 1Ln, 9.32% (Term
SOFR+400bps ), 11/23/27 158,500
Hotels, Restaurants & Leisure ( 0 .0%
†
):
246,250 City Football Group Term B 1Ln, 8.32% (Term
SOFR+300bps ), 7/21/28(a) 244,711
172,368 Diamond Sports Group Term 2Ln, 5.32% (Term
SOFR+0bps ), 8/24/26 3,878
248,589
Industrial Products ( 0 .0%
†
):
119,100 Westinghouse Term 1Ln, 9.07% (Term
SOFR+375bps ), 8/1/25 119,249
Industrial Services ( 0 .0%
†
):
65,000 Brandsafway Term B 1Ln, 5.32% (Term
SOFR+0bps ), 8/1/30 63,233
Media ( 0 .0%
†
):
44,550 Authentic Brands Term B1 1Ln, 8.82% (Term
SOFR+350bps ), 12/21/28 44,447
Software ( 0 .0%
†
):
7,645 Finastra Term 1Ln, 12.57% (Term SOFR+725bps ),
9/13/29 7,492
327,355 Finastra Term 1Ln, 12.57% (Term SOFR+725bps ),
9/13/29(a) 320,808
3,385 Ion Analytics Term 1Ln, 9.32% (Term
SOFR+400bps ), 2/16/28 3,333
331,633
Software & Computer Services ( 0 .1% ):
335,000 UKG, Term 2Ln, 10.57% (Term SOFR+525bps ),
5/3/27 334,163
Software & Tech Services ( 0 .1% ):
110,321 Athenahealth Term B 1Ln, 8.57% (Term
SOFR+325bps ), 2/15/29 108,081
Principal Amount Value
Bank Loans, continued
Software & Tech Services, continued
$ 299,250 Nielsen Holdings Term B 1Ln, 10.32% (Term
SOFR+500bps ), 4/11/29 $ 268,702
376,783
Utilities ( 0 .0%
†
):
309,270 Breakwater Energy Term B 1Ln, 16.43%
(LIBOR+1100bps ), 9/1/26 299,219
Total Bank Loans (Cost $2,403,285) 2,252,759
Corporate Bonds ( 18 .4% ):
Aerospace & Defense ( 0 .4% ):
1,145,000 Boeing Co. (The), 5.04%, 5/1/27, Callable 3/1/27
@ 100 1,116,688
145,000 Boeing Co. (The), 5.15%, 5/1/30, Callable 2/1/30
@ 100 138,678
1,100,000 Boeing Co. (The), 5.71%, 5/1/40, Callable 11/1/39
@ 100 1,010,789
100,000 Boeing Co. (The), 5.81%, 5/1/50, Callable 11/1/49
@ 100 91,273
1,150,000 Boeing Co. (The), 5.93%, 5/1/60, Callable 11/1/59
@ 100 1,020,066
310,000 BWX Technologies, Inc., 4.13%, 6/30/28, Callable
11/6/23 @ 102.06(a) 273,962
310,000 Howmet Aerospace, Inc., 5.95%, 2/1/37 290,625
145,000 Moog, Inc., 4.25%, 12/15/27, Callable 11/6/23 @
103.19(a) 130,319
35,000 TransDigm, Inc., 7.50%, 3/15/27, Callable 11/6/23
@ 101.88 34,956
1,655,000 TransDigm, Inc., 5.50%, 11/15/27, Callable 11/6/23
@ 102.75 1,551,562
310,000 TransDigm, Inc., 4.88%, 5/1/29, Callable 5/1/24
@ 102.44 271,250
5,930,168
Air Freight & Logistics ( 0 .0%
†
):
255,000 Cargo Aircraft Management, Inc., 4.75%, 2/1/28,
Callable 10/23/23 @ 102.38(a) 227,587
245,000 Forward Air Corp., 9.50%, 10/15/31, Callable
10/15/26 @ 104.75(a) 245,000
237,000 XPO Logistics, Inc., 6.25%, 5/1/25, Callable 11/6/23
@ 101.56(a) 232,853
705,440
Automobile Components ( 0 .0%
†
):
125,000 Dana, Inc., 4.50%, 2/15/32, Callable 2/15/27 @
102.25 96,875
Automobiles ( 0 .0%
†
):
165,000 Thor Industries, Inc., 4.00%, 10/15/29, Callable
10/15/24 @ 102(a) 135,300
Banks ( 2 .2% ):
410,000 Bank of America Corp., Series L, 3.95%, 4/21/25 395,932
151,000 Bank of America Corp., Series G, 4.45%, 3/3/26 145,450
1,300,000 Bank of America Corp., 3.42% (TSFR3M+130 bps),
12/20/28, Callable 12/20/27 @ 100 1,170,163
980,000 Bank of America Corp., 2.30% (SOFR+122 bps),
7/21/32, Callable 7/21/31 @ 100 742,770
6,359,000 Bank of America Corp., 5.02% (SOFR+216 bps),
7/22/33, Callable 7/22/32 @ 100 5,863,869
165,000 CIT Group, Inc., 6.13%, 3/9/28 163,209

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Banks, continued
$ 2,455,000 Citigroup, Inc., 3.35% (TSFR3M+116 bps),
4/24/25, Callable 4/24/24 @ 100 $ 2,412,038
1,098,000 Citigroup, Inc., 4.30%, 11/20/26 1,041,202
1,156,000 Citigroup, Inc., 4.41% (SOFR+391 bps), 3/31/31,
Callable 3/31/30 @ 100 1,036,756
2,635,000 Citigroup, Inc., 4.91% (SOFR+209 bps), 5/24/33,
Callable 5/24/32 @ 100 2,400,796
2,500,000 JPMorgan Chase & Co., 4.49% (TSFR3M+379
bps), 3/24/31, Callable 3/24/30 @ 100 2,287,398
181,000 JPMorgan Chase & Co., 2.96% (TSFR3M+252
bps), 5/13/31, Callable 5/13/30 @ 100 148,775
5,828,000 JPMorgan Chase & Co., 4.59% (SOFR+180 bps),
4/26/33, Callable 4/26/32 @ 100 5,246,377
937,000 JPMorgan Chase & Co., 4.91% (SOFR+208 bps),
7/25/33, Callable 7/25/32 @ 100 864,279
724,000 Santander Holdings USA, Inc., 6.50% (SOFR+236
bps), 3/9/29, Callable 3/9/28 @ 100 707,486
3,705,000 Wells Fargo & Co., 2.41% (TSFR3M+109 bps),
10/30/25, Callable 10/30/24 @ 100, MTN 3,550,646
1,099,000 Wells Fargo & Co., 3.53% (SOFR+151 bps),
3/24/28, Callable 3/24/27 @ 100 1,005,763
2,645,000 Wells Fargo & Co., 4.48% (TSFR3M+403 bps),
4/4/31, Callable 4/4/30 @ 100, MTN 2,390,495
1,800,000 Wells Fargo & Co., 5.01% (TSFR3M+450 bps),
4/4/51, Callable 4/4/50 @ 100, MTN 1,507,093
185,000 Wells Fargo & Co., 7.62% (H15T5Y+361 bps),
12/31/99, Callable 9/15/28 @ 100 186,850
33,267,347
Beverages ( 0 .3% ):
2,400,000 Anheuser-Busch Cos. LLC/Anheuser-Busch InBev
Worldwide, Inc., 4.70%, 2/1/36, Callable 8/1/35
@ 100 2,200,766
3,100,000 Anheuser-Busch InBev Worldwide, Inc., 3.50%,
6/1/30, Callable 3/1/30 @ 100 2,766,980
4,967,746
Biotechnology ( 0 .1% ):
411,000 Amgen, Inc., 5.15%, 3/2/28, Callable 2/2/28 @ 100 403,673
375,000 Amgen, Inc., 5.25%, 3/2/30, Callable 1/2/30 @ 100 366,335
424,000 Amgen, Inc., 5.25%, 3/2/33, Callable 12/2/32 @
100 405,572
403,000 Amgen, Inc., 5.60%, 3/2/43, Callable 9/2/42 @ 100 376,252
200,000 Amgen, Inc., 5.65%, 3/2/53, Callable 9/2/52 @ 100 187,086
365,000 Amgen, Inc., 5.75%, 3/2/63, Callable 9/2/62 @ 100 336,412
175,000 Emergent BioSolutions, Inc., 3.88%, 8/15/28,
Callable 11/6/23 @ 101.94(a) 73,500
2,148,830
Building Products ( 0 .1% ):
795,000 Advanced Drainage Systems, Inc., 5.00%, 9/30/27,
Callable 10/23/23 @ 101.25(a) 745,313
120,000 Builders FirstSource, Inc., 4.25%, 2/1/32, Callable
8/1/26 @ 102.13(a) 98,250
35,000 Roller Bearing Co. of America, Inc., 4.38%,
10/15/29, Callable 10/15/24 @ 102.19(a) 30,231
873,794
Capital Markets ( 1 .2% ):
2,707,000 Ares Capital Corp., 3.88%, 1/15/26, Callable
12/15/25 @ 100 2,526,768
Principal Amount Value
Corporate Bonds, continued
Capital Markets, continued
$ 105,000 Charles Schwab Corp. (The), 5.37% (H15T5Y+497
bps), Callable 6/1/25 @ 100 $ 101,062
250,000 Charles Schwab Corp. (The), 4.00% (H15T10Y+308
bps), 12/31/99, Callable 12/1/30 @ 100 176,250
2,880,000 Goldman Sachs Group, Inc. (The), 3.80%, 3/15/30,
Callable 12/15/29 @ 100 2,542,841
1,263,000 Goldman Sachs Group, Inc. (The), 2.38%
(SOFR+125 bps), 7/21/32, Callable 7/21/31 @ 100 962,846
3,062,000 Goldman Sachs Group, Inc. (The), 3.10%
(SOFR+141 bps), 2/24/33, Callable 2/24/32 @ 100 2,453,121
128,000 Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37 129,438
200,000 GTCR W-2 Merger Sub LLC, 7.50%, 1/15/31,
Callable 1/15/27 @ 103.75(a) 200,750
50,000 HAT Holdings I LLC/HAT Holdings II LLC, 3.38%,
6/15/26, Callable 3/15/26 @ 100(a) 44,437
640,000 Hightower Holding LLC, 6.75%, 4/15/29, Callable
4/15/24 @ 103.38(a) 548,800
55,000 LCM Investments Holdings II LLC, 4.88%, 5/1/29,
Callable 5/1/24 @ 102.44(a) 46,475
55,000 ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29,
Callable 10/1/24 @ 102.5(a) 39,463
2,534,000 Morgan Stanley, 3.62% (SOFR+312 bps), 4/1/31,
Callable 4/1/30 @ 100 2,179,243
2,236,000 Morgan Stanley, 4.89% (SOFR+208 bps), 7/20/33,
Callable 7/20/32 @ 100 2,025,212
1,700,000 Morgan Stanley, 6.34% (SOFR+256 bps),
10/18/33, Callable 10/18/32 @ 100 1,702,674
500,000 MSCI, Inc., 3.88%, 2/15/31, Callable 6/1/25 @
101.94(a) 421,875
100,000 MSCI, Inc., 3.25%, 8/15/33, Callable 8/15/27 @
101.63(a) 77,000
485,000 Navios South American Logistics, Inc./Navios
Logistics Finance U.S., Inc., 10.75%, 7/1/25,
Callable 11/6/23 @ 102.69(a) 477,119
650,000 Olympus Water US Holding Corp., 4.25%, 10/1/28,
Callable 10/1/24 @ 102.13(a) 528,125
300,000 Pine Street Trust II, 5.57%, 2/15/49, Callable
8/15/48 @ 100(a) 245,062
15,000 Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29,
Callable 2/1/24 @ 103.13(a) 11,700
105,000 RP Escrow Issuer LLC, 5.25%, 12/15/25, Callable
11/6/23 @ 205.26(a) 76,912
17,517,173
Chemicals ( 0 .3% ):
399,000 Celanese US Holdings LLC, 6.35%, 11/15/28,
Callable 10/15/28 @ 100 393,994
405,000 Celanese US Holdings LLC, 6.55%, 11/15/30,
Callable 9/15/30 @ 100 396,263
236,000 Celanese US Holdings LLC, 6.70%, 11/15/33,
Callable 8/15/33 @ 100 230,065
15,000 CF Industries, Inc., 4.95%, 6/1/43 12,218
510,000 Chemours Co. (The), 5.38%, 5/15/27, Callable
2/15/27 @ 100 469,200
915,000 Chemours Co. (The), 5.75%, 11/15/28, Callable
11/15/23 @ 102.88(a) 793,762
110,000 Kobe US Midco 2, Inc., 9.25%, 11/1/26, Callable
11/6/23 @ 102.31(a) 80,300
555,000 LSB Industries, Inc., 6.25%, 10/15/28, Callable
10/15/24 @ 103.13(a) 499,500

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Chemicals, continued
$ 480,000 SCIH Salt Holdings, Inc., 4.88%, 5/1/28, Callable
5/1/24 @ 102.44(a) $ 423,600
70,000 SCIH Salt Holdings, Inc., 6.63%, 5/1/29, Callable
5/1/24 @ 103.31(a) 60,200
135,000 Scotts Miracle-Gro Co. (The), 4.38%, 2/1/32,
Callable 8/1/26 @ 102.19 102,600
220,000 Tronox, Inc., 4.63%, 3/15/29, Callable 3/15/24 @
102.31(a) 176,550
25,000 Valvoline, Inc., 4.25%, 2/15/30, Callable 2/15/25
@ 102.13(a) 24,500
450,000 WR Grace Holdings LLC, 4.88%, 6/15/27, Callable
11/6/23 @ 102.44(a) 412,265
125,000 WR Grace Holdings LLC, 5.63%, 8/15/29, Callable
8/15/24 @ 102.81(a) 101,094
40,000 WR Grace Holdings LLC, 7.38%, 3/1/31, Callable
3/1/26 @ 103.69(a) 39,300
4,215,411
Commercial Services & Supplies ( 0 .1% ):
125,000 ADT Security Corp. (The), 4.13%, 8/1/29, Callable
8/1/28 @ 100(a) 105,469
430,000 Aramark Services, Inc., 5.00%, 2/1/28, Callable
11/6/23 @ 102.5(a) 398,287
55,000 Clean Harbors, Inc., 6.38%, 2/1/31, Callable 2/1/26
@ 103.19(a) 53,487
300,000 CoreCivic, Inc., 8.25%, 4/15/26, Callable 4/15/24
@ 104.13 303,750
41,000 GEO Group, Inc. (The), 10.50%, 6/30/28, Callable
10/16/23 @ 102 41,051
85,000 GEO Group, Inc. (The), 9.50%, 12/31/28, Callable
10/16/23 @ 102(a) 80,963
25,000 Legends Hospitality Holding Co. LLC/Legends
Hospitality Co-Issuer, Inc., 5.00%, 2/1/26, Callable
11/6/23 @ 102.5(a) 24,563
25,000 Pitney Bowes, Inc., 6.88%, 3/15/27, Callable
3/15/24 @ 103.44(a) 19,750
45,000 Pitney Bowes, Inc., 7.25%, 3/15/29, Callable
3/15/24 @ 103.63(a) 32,737
405,000 Rand Parent LLC, 8.50%, 2/15/30, Callable 2/15/26
@ 208.5(a) 374,625
270,000 Stericycle, Inc., 3.88%, 1/15/29, Callable 11/15/23
@ 101.94(a) 232,200
1,666,882
Communications Equipment ( 0 .0%
†
):
205,000 CommScope, Inc., 7.13%, 7/1/28, Callable 11/6/23
@ 103.56(a) 119,925
500,000 CommScope, Inc., 4.75%, 9/1/29, Callable 9/1/24
@ 102.38(a) 363,750
250,000 Viavi Solutions, Inc., 3.75%, 10/1/29, Callable
10/1/24 @ 101.88(a) 202,813
686,488
Construction & Engineering ( 0 .1% ):
300,000 AECOM, 5.13%, 3/15/27, Callable 12/15/26 @ 100 283,500
25,000 Arcosa, Inc., 4.38%, 4/15/29, Callable 4/15/24 @
102.19(a) 21,844
460,000 CDI Escrow Issuer, Inc., 5.75%, 4/1/30, Callable
4/1/25 @ 102.88(a) 414,575
270,000 Dycom Industries, Inc., 4.50%, 4/15/29, Callable
4/15/24 @ 102.25(a) 234,562
Principal Amount Value
Corporate Bonds, continued
Construction & Engineering, continued
$ 55,000 Global Infrastructure Solutions, Inc., 5.63%, 6/1/29,
Callable 6/1/24 @ 102.81(a) $ 45,306
25,000 Great Lakes Dredge & Dock Corp., 5.25%, 6/1/29,
Callable 6/1/24 @ 102.63(a) 20,625
785,000 Pike Corp., 5.50%, 9/1/28, Callable 11/6/23 @
102.75(a) 686,875
190,000 Railworks Holdings LP/Railworks Rally, Inc., 8.25%,
11/15/28, Callable 11/15/24 @ 104.13(a) 180,975
1,888,262
Construction Materials ( 0 .0%
†
):
80,000 AmeriTex HoldCo Intermediate LLC, 10.25%,
10/15/28, Callable 10/15/25 @ 105.13(a) 79,100
Consumer Finance ( 1 .2% ):
90,000 Ally Financial, Inc., 1.45%, 10/2/23 89,987
100,000 Ally Financial, Inc., 5.13%, 9/30/24 98,399
224,000 Ally Financial, Inc., 5.80%, 5/1/25, Callable 4/1/25
@ 100 219,764
1,500,000 Ally Financial, Inc., 5.75%, 11/20/25, Callable
10/21/25 @ 200 1,455,456
1,000,000 Ally Financial, Inc., 7.10%, 11/15/27, Callable
10/15/27 @ 100 996,754
590,000 Ally Financial, Inc., 4.70% (H15T5Y+387 bps),
12/31/99, Callable 5/15/26 @ 100 405,192
577,000 Capital One Financial Corp., 2.64% (SOFR+129
bps), 3/3/26, Callable 3/3/25 @ 100 544,688
740,000 Capital One Financial Corp., 4.99% (SOFR+216
bps), 7/24/26, Callable 7/24/25 @ 100 717,506
2,665,000 Capital One Financial Corp., 3.65%, 5/11/27,
Callable 4/11/27 @ 100 2,424,289
343,000 Capital One Financial Corp., 3.80%, 1/31/28,
Callable 12/31/27 @ 100 309,462
738,000 Capital One Financial Corp., 3.27% (SOFR+179
bps), 3/1/30, Callable 3/1/29 @ 100 616,284
1,100,000 Capital One Financial Corp., 5.25% (SOFR+260
bps), 7/26/30, Callable 7/26/29 @ 100 1,018,124
250,000 Discover Bank, Series B, 4.68% (USISOA05+173
bps), 8/9/28 233,751
2,253,000 Discover Financial Services, 4.50%, 1/30/26,
Callable 11/30/25 @ 100 2,151,689
174,000 Discover Financial Services, 6.70%, 11/29/32,
Callable 8/29/32 @ 100 168,543
295,000 Ford Motor Credit Co LLC, 4.13%, 8/17/27, Callable
6/17/27 @ 100 267,145
550,000 Ford Motor Credit Co LLC, 4.00%, 11/13/30,
Callable 8/13/30 @ 100 459,581
329,000 Ford Motor Credit Co. LLC, 5.58%, 3/18/24, Callable
2/18/24 @ 100 326,971
55,000 Ford Motor Credit Co. LLC, 5.13%, 6/16/25, Callable
5/16/25 @ 100 53,125
400,000 Ford Motor Credit Co. LLC, 2.90%, 2/10/29, Callable
12/10/28 @ 100 328,033
620,000 Ford Motor Credit Co. LLC, 5.11%, 5/3/29, Callable
2/3/29 @ 100 564,885
295,000 OneMain Finance Corp., 3.50%, 1/15/27, Callable
1/15/24 @ 101.75 252,594
155,000 OneMain Finance Corp., 3.88%, 9/15/28, Callable
9/15/24 @ 101.94 124,000

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Consumer Finance, continued
$ 430,000 OneMain Finance Corp., 4.00%, 9/15/30, Callable
9/15/25 @ 102 $ 322,500
244,000 Synchrony Financial, 4.38%, 3/19/24, Callable
2/19/24 @ 100 241,163
797,000 Synchrony Financial, 4.25%, 8/15/24, Callable
5/15/24 @ 100 777,207
3,605,000 Synchrony Financial, 3.95%, 12/1/27, Callable
9/1/27 @ 100 3,172,652
18,339,744
Consumer Staples Distribution & Retail ( 0 .4% ):
25,000 Albertsons Cos., Inc./Safeway, Inc./New Albertsons
LP/Albertsons LLC, 4.63%, 1/15/27, Callable
11/6/23 @ 103.47(a) 23,625
210,000 Albertsons Cos., Inc./Safeway, Inc./New Albertsons
LP/Albertsons LLC, 6.50%, 2/15/28, Callable
2/15/25 @ 103.25(a) 207,637
50,000 Albertsons Cos., Inc./Safeway, Inc./New Albertsons
LP/Albertsons LLC, 3.50%, 3/15/29, Callable
11/6/23 @ 101.75(a) 42,500
605,000 Albertsons Cos., Inc./Safeway, Inc./New Albertsons
LP/Albertsons LLC, 4.88%, 2/15/30, Callable
2/15/25 @ 103.66(a) 543,744
1,380,000 JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance, Inc., 2.50%, 1/15/27, Callable 12/15/26
@ 100 1,214,400
475,000 JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance, Inc., 5.13%, 2/1/28, Callable 1/1/28 @ 100 452,438
180,000 JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance, Inc., 5.50%, 1/15/30, Callable 1/15/25 @
102.75 167,625
1,375,000 JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance, Inc., 3.00%, 5/15/32, Callable 2/15/32
@ 100 1,038,125
975,000 JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance, Inc., 5.75%, 4/1/33, Callable 1/1/33 @ 100 890,906
445,000 Performance Food Group, Inc., 6.88%, 5/1/25,
Callable 11/6/23 @ 101.72(a) 444,444
70,000 Performance Food Group, Inc., 4.25%, 8/1/29,
Callable 8/1/24 @ 102.13(a) 60,463
93,000 Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100 93,822
285,000 Triton Water Holdings, Inc., 6.25%, 4/1/29, Callable
4/1/24 @ 103.13(a) 235,125
45,000 United Natural Foods, Inc., 6.75%, 10/15/28,
Callable 11/6/23 @ 103.38(a) 34,312
660,000 US Foods, Inc., 4.63%, 6/1/30, Callable 6/1/25 @
102.31(a) 572,550
120,000 US Foods, Inc., 7.25%, 1/15/32, Callable 9/15/26
@ 103.63(a) 119,850
6,141,566
Containers & Packaging ( 0 .1% ):
200,000 Ardagh Metal Packaging Finance USA LLC/Ardagh
Metal Packaging Finance plc, 6.00%, 6/15/27,
Callable 6/15/24 @ 103(a) 191,250
225,000 Ardagh Metal Packaging Finance USA LLC/Ardagh
Metal Packaging Finance plc, 4.00%, 9/1/29,
Callable 5/15/24 @ 102(a) 176,625
Principal Amount Value
Corporate Bonds, continued
Containers & Packaging, continued
$ 705,000 Ardagh Packaging Finance plc/Ardagh Holdings
USA, Inc., 4.13%, 8/15/26, Callable 10/16/23 @
101.03(a) $ 642,431
190,000 Ball Corp., 3.13%, 9/15/31, Callable 6/15/31 @ 100 149,625
65,000 Graphic Packaging International LLC, 3.75%, 2/1/30,
Callable 8/1/29 @ 100(a) 54,356
180,000 Owens-Brockway Glass Container, Inc., 7.25%,
5/15/31, Callable 5/15/26 @ 103.63(a) 175,725
330,000 Sealed Air Corp., 5.00%, 4/15/29, Callable 4/15/25
@ 102.5(a) 297,825
1,687,837
Diversified Consumer Services ( 0 .1% ):
602,000 Allied Universal Holdco LLC/Allied Universal Finance
Corp./Atlas Luxco 4 Sarl, 4.63%, 6/1/28, Callable
6/1/24 @ 102.31(a) 495,145
350,000 APX Group, Inc., 6.75%, 2/15/27, Callable 11/6/23
@ 103.38(a) 337,750
110,000 Sotheby's, 7.38%, 10/15/27, Callable 10/16/23 @
101.84(a) 101,063
933,958
Diversified REITs ( 0 .5% ):
1,039,000 Brandywine Operating Partners LP, 4.10%, 10/1/24,
Callable 7/1/24 @ 100 1,007,830
1,265,000 Brandywine Operating Partners LP, 3.95%,
11/15/27, Callable 8/15/27 @ 100 1,048,651
62,000 Brandywine Operating Partners LP, 4.55%, 10/1/29,
Callable 7/1/29 @ 100 49,290
719,000 Brandywine Operating Partnership LP, 7.55%,
3/15/28, Callable 2/15/28 @ 100 668,964
45,000 CTR Partnership LP/CareTrust Capital Corp., 3.88%,
6/30/28, Callable 3/30/28 @ 100(a) 38,813
430,000 Global Net Lease, Inc./Global Net Lease Operating
Partnership LP, 3.75%, 12/15/27, Callable 9/15/27
@ 100(a) 332,713
189,000 Piedmont Operating Partnership LP, 2.75%, 4/1/32,
Callable 1/1/32 @ 100 123,133
40,000 Service Properties Trust, 4.95%, 2/15/27, Callable
8/15/26 @ 100 33,700
45,000 Service Properties Trust, 4.95%, 10/1/29, Callable
7/1/29 @ 100 34,087
96,000 STORE Capital Corp., 4.63%, 3/15/29, Callable
12/15/28 @ 100 82,027
1,277,000 STORE Capital Corp., 2.75%, 11/18/30, Callable
8/18/30 @ 100 915,318
400,000 WP Carey, Inc., 4.60%, 4/1/24, Callable 1/1/24
@ 100 395,779
3,000,000 WP Carey, Inc., 4.25%, 10/1/26, Callable 7/1/26
@ 100 2,864,493
66,000 WP Carey, Inc., 3.85%, 7/15/29, Callable 4/15/29
@ 100 58,503
7,653,301
Diversified Telecommunication Services ( 0 .6% ):
138,000 AT&T, Inc., 4.30%, 2/15/30, Callable 11/15/29
@ 100 125,938
400,000 AT&T, Inc., 5.15%, 11/15/46, Callable 5/15/46
@ 100 334,750
1,200,000 AT&T, Inc., 3.80%, 12/1/57, Callable 6/1/57 @ 100 756,989

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Diversified Telecommunication Services, continued
$ 15,000 Cablevision Lightpath LLC, 5.63%, 9/15/28, Callable
10/16/23 @ 102.81(a) $ 11,512
300,000 Cogent Communications Group, Inc., 7.00%,
6/15/27, Callable 6/15/24 @ 103.5(a) 285,000
25,000 Consolidated Communications, Inc., 5.00%,
10/1/28, Callable 10/16/23 @ 103.75(a) 18,563
635,000 CSC Holdings LLC, 4.13%, 12/1/30, Callable 12/1/25
@ 102.06(a) 447,675
845,000 CSC Holdings LLC, 4.63%, 12/1/30, Callable 12/1/25
@ 102.31(a) 447,850
185,000 Front Range BidCo, Inc., 6.13%, 3/1/28, Callable
11/6/23 @ 103.06(a) 118,862
640,000 Frontier Communications Corp., 5.88%, 10/15/27,
Callable 11/6/23 @ 102.94(a) 580,800
5,496 Frontier Communications Holdings LLC, 5.88%,
11/1/29, Callable 11/1/24 @ 102.94 4,019
145,000 Frontier Communications Holdings LLC, 8.75%,
5/15/30, Callable 5/15/25 @ 104.38(a) 137,206
3,725,000 Verizon Communications, Inc., 2.10%, 3/22/28,
Callable 1/22/28 @ 100 3,204,759
209,000 Verizon Communications, Inc., 2.55%, 3/21/31,
Callable 12/21/30 @ 100 167,148
265,000 Warnermedia Holdings, Inc., 3.64%, 3/15/25 255,610
519,000 Warnermedia Holdings, Inc., 3.76%, 3/15/27,
Callable 2/15/27 @ 100 480,507
180,000 Warnermedia Holdings, Inc., 4.05%, 3/15/29,
Callable 1/15/29 @ 100 161,406
753,000 Warnermedia Holdings, Inc., 4.28%, 3/15/32,
Callable 12/15/31 @ 100 639,264
391,000 Warnermedia Holdings, Inc., 5.05%, 3/15/42,
Callable 9/15/41 @ 100 301,771
576,000 Warnermedia Holdings, Inc., 5.14%, 3/15/52,
Callable 9/15/51 @ 100 429,553
55,000 Zayo Group Holdings, Inc., 4.00%, 3/1/27, Callable
11/6/23 @ 100(a) 40,769
8,949,951
Electric Utilities ( 0 .5% ):
10,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co-Issuer, 4.25%, 10/15/27, Callable 11/6/23 @
102.13(a) 8,950
941,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co-Issuer, 6.75%, 10/15/27, Callable 11/6/23 @
101.69(a) 875,130
155,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co-Issuer, 5.88%, 11/1/29, Callable 11/1/24 @
102.94(a) 134,463
165,000 Cleco Corporate Holdings LLC, 3.38%, 9/15/29,
Callable 6/15/29 @ 100 138,480
54,000 Duquesne Light Holdings, Inc., 2.53%, 10/1/30,
Callable 7/1/30 @ 100(a) 42,132
587,000 Duquesne Light Holdings, Inc., 2.78%, 1/7/32,
Callable 10/7/31 @ 100(a) 438,139
1,000,000 Emera US Finance LP, 3.55%, 6/15/26, Callable
3/15/26 @ 100 940,229
173,000 Exelon Corp., 2.75%, 3/15/27, Callable 2/15/27
@ 100 157,196
1,075,000 Exelon Corp., 4.05%, 4/15/30, Callable 1/15/30
@ 100 967,300
Principal Amount Value
Corporate Bonds, continued
Electric Utilities, continued
$ 210,000 Exelon Corp., 3.35%, 3/15/32, Callable 12/15/31
@ 100 $ 174,252
255,000 Genesis Energy LP/Genesis Energy Finance Corp.,
8.00%, 1/15/27, Callable 1/15/24 @ 104 245,437
136,000 IPALCO Enterprises, Inc., 3.70%, 9/1/24, Callable
7/1/24 @ 100 132,770
17,000 NextEra Energy Operating Partners LP, 4.25%,
9/15/24, Callable 7/15/24 @ 100(a) 16,277
430,000 NRG Energy, Inc., 5.75%, 1/15/28, Callable
10/23/23 @ 102.88 400,975
20,000 NRG Energy, Inc., 3.38%, 2/15/29, Callable 2/15/24
@ 101.69(a) 16,200
40,000 NRG Energy, Inc., 3.63%, 2/15/31, Callable 2/15/26
@ 101.81(a) 30,350
123,139 NSG Holdings LLC/NSG Holdings, Inc., 7.75%,
12/15/25(a) 122,370
795,000 Pacific Gas and Electric Co., 4.95%, 7/1/50, Callable
1/1/50 @ 100 590,515
1,370,000 PG&E Corp., 5.00%, 7/1/28, Callable 10/16/23 @
102.5 1,243,275
311,000 PG&E Corp., 5.25%, 7/1/30, Callable 7/1/25 @
102.63 270,570
605,000 Vistra Operations Co. LLC, 5.00%, 7/31/27, Callable
10/16/23 @ 101.25(a) 556,600
120,000 Vistra Operations Co. LLC, 7.75%, 10/15/31,
Callable 10/15/26 @ 103.88(a) 118,050
7,619,660
Electrical Equipment ( 0 .1% ):
55,000 Artera Services LLC, 9.03%, 12/4/25, Callable
11/6/23 @ 104.52(a) 50,738
665,000 Sensata Technologies BV, 4.00%, 4/15/29, Callable
4/15/24 @ 102(a) 568,575
310,000 Vertiv Group Corp., 4.13%, 11/15/28, Callable
11/15/24 @ 102.06(a) 272,800
892,113
Electronic Equipment, Instruments & Components ( 0 .0%
†
):
565,000 II-VI, Inc., 5.00%, 12/15/29, Callable 12/14/24 @
205(a) 488,019
Energy Equipment & Services ( 0 .1% ):
400,000 Transocean, Inc., 11.50%, 1/30/27, Callable
10/16/23 @ 105.75(a) 418,500
161,500 Transocean, Inc., 8.75%, 2/15/30, Callable 2/15/26
@ 104.38(a) 164,730
190,000 Valaris, Ltd., 8.38%, 4/30/30, Callable 4/30/26 @
104.19(a) 190,475
773,705
Entertainment ( 0 .0%
†
):
255,000 Allen Media LLC/Allen Media Co-Issuer, Inc.,
10.50%, 2/15/28, Callable 11/6/23 @ 113(a) 145,350
680,000 Diamond Sports Group LLC/Diamond Sports Finance
Co., 5.38%, 8/15/26, Callable 10/23/23 @ 101.34(a) 13,600
310,000 ROBLOX Corp., 3.88%, 5/1/30, Callable 11/1/24 @
101.94(a) 248,000
406,950
Financial Services ( 0 .9% ):
585,000 Acrisure LLC/Acrisure Finance, Inc., 6.00%, 8/1/29,
Callable 8/1/24 @ 103(a) 491,400

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Financial Services, continued
$ 70,000 AmWINS Group, Inc., 4.88%, 6/30/29, Callable
6/30/24 @ 102.44(a) $ 61,075
2,052,000 Blackstone Private Credit Fund, 4.70%, 3/24/25 1,992,623
888,000 Blackstone Private Credit Fund, 7.05%, 9/29/25 887,793
570,000 Clydesdale Acquisition Holdings, Inc., 6.63%,
4/15/29, Callable 4/15/25 @ 103.31(a) 532,238
120,000 Cobra AcquisitionCo LLC, 6.38%, 11/1/29, Callable
11/1/24 @ 103.25(a) 88,800
242,000 Corebridge Financial, Inc., 3.50%, 4/4/25, Callable
3/4/25 @ 100 231,688
824,000 Corebridge Financial, Inc., 3.65%, 4/5/27, Callable
3/5/27 @ 100 766,088
339,000 Corebridge Financial, Inc., 3.85%, 4/5/29, Callable
2/5/29 @ 100 304,724
404,000 Corebridge Financial, Inc., 3.90%, 4/5/32, Callable
1/5/32 @ 100 340,370
92,000 Corebridge Financial, Inc., 4.35%, 4/5/42, Callable
10/5/41 @ 100 69,140
271,000 Corebridge Financial, Inc., 4.40%, 4/5/52, Callable
10/5/51 @ 100 196,667
968,000 Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable
10/1/24 @ 100 937,332
300,000 GGAM Finance, Ltd., 7.75%, 5/15/26, Callable
11/15/25 @ 100(a) 297,375
55,000 Greystar Real Estate Partners LLC, 7.75%, 9/1/30,
Callable 9/1/26 @ 103.88(a) 54,450
505,000 HUB International, Ltd., 5.63%, 12/1/29, Callable
12/1/24 @ 102.81(a) 438,719
240,000 HUB International, Ltd., 7.25%, 6/15/30, Callable
6/15/26 @ 103.63(a) 239,100
358,000 Jackson Financial, Inc., 5.17%, 6/8/27, Callable
5/8/27 @ 200 345,206
91,000 Jackson Financial, Inc., 3.13%, 11/23/31, Callable
8/23/31 @ 100 70,086
386,000 Jackson Financial, Inc., 5.67%, 6/8/32, Callable
3/8/32 @ 100 356,808
70,000 Jane Street Group/JSG Finance, Inc., 4.50%,
11/15/29, Callable 11/15/24 @ 102.25(a) 59,937
825,000 Level 3 Financing, Inc., 4.25%, 7/1/28, Callable
11/6/23 @ 102.13(a) 515,625
15,000 Level 3 Financing, Inc., 3.63%, 1/15/29, Callable
1/15/24 @ 101.81(a) 8,400
35,000 MIWD Holdco II LLC/MIWD Finance Corp., 5.50%,
2/1/30, Callable 2/1/25 @ 102.75(a) 28,963
205,000 Neptune Bidco U.S., Inc., 9.29%, 4/15/29, Callable
10/15/25 @ 104.65(a) 185,525
130,000 OI European Group BV, 4.75%, 2/15/30, Callable
11/15/24 @ 102.38(a) 113,425
500,000 Peachtree Funding Trust, 3.98%, 2/15/25(a) 483,536
2,296,000 Pine Street Trust I, 4.57%, 2/15/29, Callable
11/15/28 @ 100(a) 2,064,671
212,000 Sun Communities Operating LP, 2.30%, 11/1/28,
Callable 9/1/28 @ 100 175,268
272,000 Sun Communities Operating LP, 2.70%, 7/15/31,
Callable 4/15/31 @ 100 209,178
600,000 Venture Global Calcasieu Pass LLC, 3.88%, 8/15/29,
Callable 2/15/29 @ 100(a) 502,500
Principal Amount Value
Corporate Bonds, continued
Financial Services, continued
$ 55,000 Victors Merger Corp., 6.38%, 5/15/29, Callable
5/15/24 @ 103.19(a) $ 36,850
13,085,560
Food Products ( 0 .1% ):
240,000 C&S Group Enterprises LLC, 5.00%, 12/15/28,
Callable 12/15/23 @ 102.5(a) 184,800
154,000 JBS Finance Luxembourg Sarl, 3.63%, 1/15/32,
Callable 1/15/27 @ 101.81(a) 117,810
650,000 Pilgrim's Pride Corp., 4.25%, 4/15/31, Callable
4/15/26 @ 102.13 540,313
500,000 Post Holdings, Inc., 5.75%, 3/1/27, Callable
10/23/23 @ 101.92(a) 480,000
45,000 Post Holdings, Inc., 5.63%, 1/15/28, Callable
10/23/23 @ 102.81(a) 42,581
69,000 Post Holdings, Inc., 4.50%, 9/15/31, Callable
9/15/26 @ 102.25(a) 57,356
1,422,860
Ground Transportation ( 0 .1% ):
1,050,000 Uber Technologies, Inc., 4.50%, 8/15/29, Callable
8/15/24 @ 102.25(a) 939,750
200,000 VM Consolidated, Inc., 5.50%, 4/15/29, Callable
4/15/24 @ 102.75(a) 179,750
1,119,500
Health Care Equipment & Supplies ( 0 .0%
†
):
600,000 Hologic, Inc., 4.63%, 2/1/28, Callable 11/6/23 @
102.31(a) 552,000
Health Care Providers & Services ( 0 .9% ):
495,000 180 Medical, Inc., 3.88%, 10/15/29, Callable
10/7/24 @ 101.94(a) 418,275
140,000 AHP Health Partners, Inc., 5.75%, 7/15/29, Callable
7/15/24 @ 102.88(a) 118,650
35,000 Cano Health LLC, 6.25%, 10/1/28, Callable 10/1/24
@ 103.13(a) 15,225
3,765,000 Centene Corp., 4.25%, 12/15/27, Callable 10/23/23
@ 102.13 3,463,800
1,485,000 Centene Corp., 2.45%, 7/15/28, Callable 5/15/28
@ 100 1,252,969
410,000 Centene Corp., 4.63%, 12/15/29, Callable 12/15/24
@ 102.31 367,975
245,000 Centene Corp., 3.38%, 2/15/30, Callable 2/15/25
@ 101.69 204,575
610,000 Centene Corp., 2.63%, 8/1/31, Callable 5/1/31 @
100 468,175
255,000 CHS/Community Health Systems, Inc., 5.63%,
3/15/27, Callable 12/15/23 @ 102.81(a) 218,663
255,000 CHS/Community Health Systems, Inc., 6.00%,
1/15/29, Callable 1/15/24 @ 103(a) 205,275
385,000 CHS/Community Health Systems, Inc., 6.13%,
4/1/30, Callable 4/1/25 @ 103.06(a) 196,350
285,000 CHS/Community Health Systems, Inc., 5.25%,
5/15/30, Callable 5/15/25 @ 102.63(a) 215,175
45,000 CHS/Community Health Systems, Inc., 4.75%,
2/15/31, Callable 2/15/26 @ 102.38(a) 31,725
605,000 Community Health Systems, Inc., 8.00%, 3/15/26,
Callable 11/6/23 @ 102(a) 576,262

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$ 185,000 Coty, Inc./HFC Prestige Products, Inc./HFC Prestige
International US LLC, 6.63%, 7/15/30, Callable
7/16/26 @ 103.31(a) $ 180,838
343,000 CVS Health Corp., 5.00%, 1/30/29, Callable
12/30/28 @ 100 331,569
140,000 CVS Health Corp., 5.25%, 1/30/31, Callable
11/30/30 @ 100 134,720
495,000 DaVita, Inc., 4.63%, 6/1/30, Callable 6/1/25 @
102.31(a) 405,900
55,000 Garden Spinco Corp., 8.63%, 7/20/30, Callable
7/20/27 @ 102.16(a) 57,338
534,000 HCA, Inc., 5.63%, 9/1/28, Callable 3/1/28 @ 100 521,985
503,000 HCA, Inc., 5.88%, 2/1/29, Callable 8/1/28 @ 100 494,197
510,000 HCA, Inc., 3.50%, 9/1/30, Callable 3/1/30 @ 100 432,862
99,000 HCA, Inc., 3.63%, 3/15/32, Callable 12/15/31 @
100 81,599
50,000 HealthEquity, Inc., 4.50%, 10/1/29, Callable 10/1/24
@ 102.25(a) 43,125
314,000 Humana, Inc., 3.70%, 3/23/29, Callable 2/23/29
@ 100 285,999
400,000 IQVIA, Inc., 5.00%, 10/15/26, Callable 11/6/23 @
100.83(a) 382,000
350,000 LifePoint Health, Inc., 11.00%, 10/15/30, Callable
10/15/26 @ 105.5(a) 350,000
45,000 ModivCare, Inc., 5.88%, 11/15/25, Callable 11/6/23
@ 102.94(a) 42,637
40,000 Molina Healthcare, Inc., 3.88%, 11/15/30, Callable
8/17/30 @ 100(a) 33,000
470,000 Molina Healthcare, Inc., 3.88%, 5/15/32, Callable
2/15/32 @ 100(a) 377,175
25,000 Owens & Minor, Inc., 4.50%, 3/31/29, Callable
3/31/24 @ 102.25(a) 20,500
127,000 Surgery Center Holdings, Inc., 6.75%, 7/1/25,
Callable 11/6/23 @ 100(a) 126,047
600,000 Tenet Healthcare Corp., 4.88%, 1/1/26, Callable
10/23/23 @ 101.22 575,250
590,000 Tenet Healthcare Corp., 6.25%, 2/1/27, Callable
10/23/23 @ 101.56 570,088
510,000 Tenet Healthcare Corp., 6.13%, 10/1/28, Callable
11/6/23 @ 206.12 479,400
295,000 Tenet Healthcare Corp., 4.25%, 6/1/29, Callable
6/1/24 @ 102.13 254,438
140,000 Tenet Healthcare Corp., 4.38%, 1/15/30, Callable
12/1/24 @ 102.19 120,050
117,000 Toledo Hospital (The), Series B, 5.33%, 11/15/28 92,137
85,000 Toledo Hospital (The), 6.02%, 11/15/48 58,225
35,000 US Renal Care, Inc., 10.63%, 7/15/27, Callable
11/6/23 @ 102.66(a) 14,087
14,218,260
Health Care REITs ( 0 .5% ):
66,000 Healthcare Trust of America Holdings LP, 3.50%,
8/1/26, Callable 5/1/26 @ 100 61,299
63,000 Healthcare Trust of America Holdings LP, 3.10%,
2/15/30, Callable 11/15/29 @ 100 52,414
845,000 MPT Operating Partnership LP/MPT Finance Corp.,
5.25%, 8/1/26, Callable 11/6/23 @ 201.76 719,306
335,000 MPT Operating Partnership LP/MPT Finance Corp.,
5.00%, 10/15/27, Callable 11/6/23 @ 101.67 258,788
Principal Amount Value
Corporate Bonds, continued
Health Care REITs, continued
$ 360,000 MPT Operating Partnership LP/MPT Finance Corp.,
3.50%, 3/15/31, Callable 3/15/26 @ 101.75 $ 225,000
101,000 Omega Healthcare Investors, Inc., 4.50%, 1/15/25,
Callable 10/15/24 @ 100 98,099
1,278,000 Omega Healthcare Investors, Inc., 4.50%, 4/1/27,
Callable 1/1/27 @ 100 1,188,227
2,482,000 Omega Healthcare Investors, Inc., 3.63%, 10/1/29,
Callable 7/1/29 @ 100 2,062,013
133,000 Omega Healthcare Investors, Inc., 3.38%, 2/1/31,
Callable 11/1/30 @ 100 104,515
1,214,000 Sabra Health Care LP, 3.20%, 12/1/31, Callable
9/1/31 @ 100 909,772
131,000 Ventas Realty LP, 4.00%, 3/1/28, Callable 12/1/27
@ 100 120,381
367,000 Ventas Realty LP, 3.00%, 1/15/30, Callable
10/15/29 @ 100 304,612
1,430,000 Ventas Realty LP, 4.75%, 11/15/30, Callable
8/15/30 @ 100 1,307,337
7,411,763
Health Care Technology ( 0 .0%
†
):
465,000 Minerva Merger Sub, Inc., 6.50%, 2/15/30, Callable
2/15/25 @ 103.25(a) 388,275
Hotel & Resort REITs ( 0 .0%
†
):
540,000 Service Properties Trust, 5.50%, 12/15/27, Callable
9/15/27 @ 100 461,700
Hotels, Restaurants & Leisure ( 0 .5% ):
15,000 Affinity Gaming, 6.88%, 12/15/27, Callable 12/1/23
@ 103.44(a) 12,675
500,000 Boyd Gaming Corp., 4.75%, 6/15/31, Callable
6/15/26 @ 102.38(a) 423,125
145,000 Caesars Entertainment, Inc., 4.63%, 10/15/29,
Callable 10/15/24 @ 102.31(a) 122,706
565,000 Carnival Corp., 7.63%, 3/1/26, Callable 3/1/24 @
203.82(a) 549,463
245,000 Carnival Corp., 7.00%, 8/15/29, Callable 8/15/26
@ 103.5(a) 241,019
245,000 Carnival Corp., 10.50%, 6/1/30, Callable 6/1/25 @
210.5(a) 251,737
125,000 Carrols Restaurant Group, Inc., 5.88%, 7/1/29,
Callable 7/1/24 @ 102.94(a) 104,687
550,000 Colt Merger Sub, Inc., 8.13%, 7/1/27, Callable
11/6/23 @ 104.06(a) 551,375
30,000 Constellation Merger Sub, Inc., 8.50%, 9/15/25,
Callable 11/6/23 @ 100(a) 24,900
160,000 Fertitta Entertainment LLC/Fertitta Entertainment
Finance Co., Inc., 6.75%, 1/15/30, Callable 1/15/25
@ 103.38(a) 130,400
530,000 Golden Entertainment, Inc., 7.63%, 4/15/26,
Callable 11/6/23 @ 101.91(a) 526,688
500,000 Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31,
Callable 5/1/26 @ 102(a) 418,750
40,000 Hilton Grand Vacations Borrower Escrow LLC/Hilton
Grand Vacations Borrower Escrow, 5.00%, 6/1/29,
Callable 6/1/24 @ 102.5(a) 34,750
75,000 Jacobs Entertainment, Inc., 6.75%, 2/15/29,
Callable 2/15/25 @ 103.38(a) 66,563
45,000 Life Time, Inc., 5.75%, 1/15/26, Callable 11/6/23
@ 102.88(a) 43,425

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$ 40,000 Marriott Ownership Resorts, Inc., 4.50%, 6/15/29,
Callable 6/15/24 @ 102.25(a) $ 33,500
900,000 NCL Corp., Ltd., 5.88%, 3/15/26, Callable 12/15/25
@ 100(a) 828,000
170,000 NCL Corp., Ltd., 5.88%, 2/15/27, Callable 2/15/24
@ 102.94(a) 161,515
20,000 NCL Finance, Ltd., 6.13%, 3/15/28, Callable
12/15/27 @ 100(a) 17,650
100,000 Royal Caribbean Cruises, Ltd., 11.50%, 6/1/25,
Callable 10/16/23 @ 105.75(a) 105,625
310,000 Royal Caribbean Cruises, Ltd., 5.50%, 8/31/26,
Callable 2/28/26 @ 100(a) 292,175
115,000 Royal Caribbean Cruises, Ltd., 5.38%, 7/15/27,
Callable 10/15/26 @ 100(a) 106,087
95,000 Royal Caribbean Cruises, Ltd., 7.25%, 1/15/30,
Callable 12/15/25 @ 103.63(a) 93,931
510,000 Station Casinos LLC, 4.50%, 2/15/28, Callable
11/6/23 @ 102.25(a) 443,700
240,000 Viking Cruises, Ltd., 9.13%, 7/15/31, Callable
7/15/26 @ 104.56(a) 239,400
255,000 Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
5.50%, 3/1/25, Callable 12/1/24 @ 100(a) 250,219
390,000 Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
5.25%, 5/15/27, Callable 2/15/27 @ 100(a) 362,700
105,000 Wynn Resorts Finance LLC/Wynn Resorts Capital
Corp., 7.13%, 2/15/31, Callable 11/15/30 @ 100(a) 99,619
700,000 Yum! Brands, Inc., 3.63%, 3/15/31, Callable
12/15/30 @ 100 577,500
7,113,884
Household Durables ( 0 .1% ):
65,000 Ambience Merger Sub, Inc., 4.88%, 7/15/28,
Callable 11/6/23 @ 102.44(a) 25,675
70,000 Ashton Woods USA LLC/Ashton Woods Finance Co.,
4.63%, 4/1/30, Callable 4/1/25 @ 102.31(a) 57,138
150,000 Century Communities, Inc., 3.88%, 8/15/29,
Callable 2/15/29 @ 100(a) 123,937
250,000 LBM Acquisition LLC, 0.00%, 12/18/27 243,608
295,000 LBM Acquisition LLC, 6.25%, 1/15/29, Callable
1/15/24 @ 103.13(a) 241,900
290,000 Newell Brands, Inc., 5.38%, 4/1/36, Callable
10/1/35 @ 100 237,075
90,000 Northwest Fiber LLC/Northwest Fiber Finance Sub,
Inc., 4.75%, 4/30/27, Callable 11/6/23 @ 102.38(a) 79,200
15,000 Northwest Fiber LLC/Northwest Fiber Finance Sub,
Inc., 6.00%, 2/15/28, Callable 2/15/24 @ 103(a) 12,300
130,000 Tempur Sealy International, Inc., 3.88%, 10/15/31,
Callable 10/15/26 @ 101.94(a) 100,262
265,000 TopBuild Corp., 4.13%, 2/15/32, Callable 10/15/26
@ 102.06(a) 215,312
1,336,407
Household Products ( 0 .0%
†
):
55,000 Central Garden & Pet Co., 4.13%, 4/30/31, Callable
4/30/26 @ 102.06(a) 44,962
Independent Power and Renewable Electricity Producers
( 0 .2% ):
1,457,000 AES Corp. (The), 3.30%, 7/15/25, Callable 6/15/25
@ 100(a) 1,380,748
Principal Amount Value
Corporate Bonds, continued
Independent Power and Renewable Electricity Producers,
continued
$ 1,412,000 AES Corp. (The), 3.95%, 7/15/30, Callable 4/15/30
@ 100(a) $ 1,227,389
218,000 AES Corp. (The), 2.45%, 1/15/31, Callable 10/15/30
@ 100 168,252
30,000 Clearway Energy Operating LLC, 4.75%, 3/15/28,
Callable 10/16/23 @ 103.56(a) 26,775
35,000 Pattern Energy Operations LP/Pattern Energy
Operations, Inc., 4.50%, 8/15/28, Callable 11/6/23
@ 103.38(a) 30,362
85,000 Sunnova Energy Corp., 5.88%, 9/1/26, Callable
11/6/23 @ 102.94(a) 72,463
120,000 Sunnova Energy Corp., 11.75%, 10/1/28, Callable
4/1/28 @ 100(a) 115,650
15,000 TerraForm Power Operating LLC, 5.00%, 1/31/28,
Callable 7/31/27 @ 100(a) 13,575
3,035,214
Industrial Conglomerates ( 0 .1% ):
490,000 Brand Industrial Services, Inc., 10.38%, 8/1/30,
Callable 8/1/26 @ 105.19(a) 491,837
110,000 GrafTech Global Enterprises, Inc., 9.88%, 12/15/28,
Callable 12/15/25 @ 104.94(a) 104,088
1,400,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp., 5.25%, 5/15/27, Callable 11/15/26 @ 100 1,228,500
135,000 Sealed Air Corp./Sealed Air Corp. U.S., 6.13%,
2/1/28, Callable 2/1/25 @ 103.06(a) 131,119
1,955,544
Industrial REITs ( 0 .1% ):
735,000 Lexington Realty Trust, 4.40%, 6/15/24, Callable
3/15/24 @ 100 719,039
Insurance ( 0 .3% ):
40,000 AssuredPartners, Inc., 5.63%, 1/15/29, Callable
12/15/23 @ 102.81(a) 34,700
70,000 BroadStreet Partners, Inc., 5.88%, 4/15/29, Callable
4/15/24 @ 102.94(a) 61,775
2,771,000 Five Corners Funding Trust II, 2.85%, 5/15/30,
Callable 2/15/30 @ 100(a) 2,311,892
115,000 HUB International, Ltd., 7.00%, 5/1/26, Callable
10/16/23 @ 100(a) 114,425
436,000 Pacific Lifecorp, 5.13%, 1/30/43(a) 379,916
185,000 Ryan Specialty Group LLC, 4.38%, 2/1/30, Callable
2/1/25 @ 102.19(a) 161,413
227,000 Unum Group, 4.00%, 6/15/29, Callable 3/15/29
@ 100 204,224
1,000,000 Unum Group, 5.75%, 8/15/42 869,020
685,000 USI, Inc., 6.88%, 5/1/25, Callable 11/6/23 @ 100(a) 679,006
4,816,371
Interactive Media & Services ( 0 .0%
†
):
190,000 Match Group Holdings II LLC, 3.63%, 10/1/31,
Callable 10/1/26 @ 101.81(a) 149,625
25,000 Match Group, Inc., 4.13%, 8/1/30, Callable 5/1/25
@ 102.06(a) 20,687
170,312
IT Services ( 0 .0%
†
):
25,000 Arches Buyer, Inc., 4.25%, 6/1/28, Callable 12/1/23
@ 102.13(a) 21,125

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
IT Services, continued
$ 10,000 Arches Buyer, Inc., 6.13%, 12/1/28, Callable
12/1/23 @ 103.06(a) $ 8,075
15,000 Booz Allen Hamilton, Inc., 4.00%, 7/1/29, Callable
7/1/24 @ 102(a) 13,293
500,000 Gartner, Inc., 4.50%, 7/1/28, Callable 11/6/23 @
102.25(a) 456,250
45,000 Gartner, Inc., 3.75%, 10/1/30, Callable 10/1/25 @
101.88(a) 37,744
35,000 Twilio, Inc., 3.63%, 3/15/29, Callable 3/15/24 @
101.81 29,225
35,000 Twilio, Inc., 3.88%, 3/15/31, Callable 3/15/26 @
101.94 28,350
594,062
Leisure Products ( 0 .0%
†
):
5,000 Mattel, Inc., 5.88%, 12/15/27, Callable 11/6/23 @
104.41(a) 4,856
170,000 Mattel, Inc., 6.20%, 10/1/40 152,363
157,219
Life Sciences Tools & Services ( 0 .0%
†
):
15,000 Charles River Laboratories International, Inc.,
4.25%, 5/1/28, Callable 10/23/23 @ 102.13(a) 13,463
30,000 Charles River Laboratories International, Inc.,
3.75%, 3/15/29, Callable 3/15/24 @ 101.88(a) 25,837
39,300
Machinery ( 0 .1% ):
55,000 GrafTech Finance, Inc., 4.63%, 12/15/28, Callable
12/15/23 @ 102.31(a) 42,419
170,000 ITT Holdings LLC, 6.50%, 8/1/29, Callable 8/1/24
@ 103.25(a) 144,075
230,000 Madison IAQ LLC, 4.13%, 6/30/28, Callable 6/30/24
@ 102.06(a) 196,362
650,000 Madison IAQ LLC, 5.88%, 6/30/29, Callable 6/30/24
@ 102.94(a) 520,000
45,000 Mueller Water Products, Inc., 4.00%, 6/15/29,
Callable 6/15/24 @ 102(a) 39,375
942,231
Media ( 1 .1% ):
300,000 Advantage Sales & Marketing, Inc., 6.50%,
11/15/28, Callable 11/15/23 @ 103.25(a) 258,375
25,000 Austin BidCo, Inc., 7.13%, 12/15/28, Callable
12/15/23 @ 103.56(a) 20,156
20,000 Cablevision Lightpath LLC, 3.88%, 9/15/27, Callable
10/16/23 @ 101.94(a) 16,700
1,250,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
4.75%, 3/1/30, Callable 9/1/24 @ 102.38(a) 1,048,438
880,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
4.50%, 8/15/30, Callable 2/15/25 @ 102.25(a) 719,400
390,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
4.50%, 5/1/32, Callable 5/1/26 @ 102.25 306,638
270,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
4.50%, 6/1/33, Callable 6/1/27 @ 102.25(a) 206,213
1,500,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.91%, 7/23/25,
Callable 4/23/25 @ 100 1,466,443
813,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.40%, 4/1/33,
Callable 1/1/33 @ 200 689,858
Principal Amount Value
Corporate Bonds, continued
Media, continued
$ 1,000,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 5.38%, 5/1/47,
Callable 11/1/46 @ 100 $ 759,602
1,064,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 5.25%, 4/1/53,
Callable 10/1/52 @ 100 790,489
1,064,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 5.50%, 4/1/63,
Callable 10/1/62 @ 100 790,401
345,000 Clear Channel Outdoor Holdings, Inc., 5.13%,
8/15/27, Callable 11/6/23 @ 101.28(a) 304,894
2,346,000 Discovery Communications LLC, 3.63%, 5/15/30,
Callable 2/15/30 @ 100 1,985,518
392,000 Discovery Communications LLC, 4.65%, 5/15/50,
Callable 11/15/49 @ 100 276,583
605,000 DISH DBS Corp., 7.75%, 7/1/26 453,750
790,000 DISH Network Corp., 11.75%, 11/15/27, Callable
5/15/25 @ 105.88(a) 796,912
1,094,000 Fox Corp., 4.71%, 1/25/29, Callable 10/25/28 @
100 1,035,144
93,000 Fox Corp., 5.48%, 1/25/39, Callable 7/25/38 @ 100 79,832
140,000 Gray Television, Inc., 4.75%, 10/15/30, Callable
10/15/25 @ 102.38(a) 92,750
145,000 Radiate Holdco LLC/Radiate Finance, Inc., 6.50%,
9/15/28, Callable 11/6/23 @ 103.25(a) 76,125
1,400,000 Sirius XM Radio, Inc., 3.88%, 9/1/31, Callable
9/1/26 @ 101.94(a) 1,060,500
350,000 TEGNA, Inc., 4.75%, 3/15/26, Callable 11/6/23 @
102.38(a) 329,875
435,000 Terrier Media Buyer, Inc., 8.88%, 12/15/27,
Callable 10/16/23 @ 104.44(a) 339,300
69,000 Time Warner Cable LLC, 5.50%, 9/1/41, Callable
3/1/41 @ 100 53,788
1,620,000 Time Warner Cable, Inc., 6.55%, 5/1/37 1,463,098
280,000 Time Warner Cable, Inc., 7.30%, 7/1/38 269,109
435,000 Univision Communications, Inc., 6.63%, 6/1/27,
Callable 10/16/23 @ 103.31(a) 404,550
245,000 Univision Communications, Inc., 4.50%, 5/1/29,
Callable 5/1/24 @ 102.25(a) 199,062
16,293,503
Metals & Mining ( 0 .1% ):
45,000 Alcoa Nederland Holding BV, 4.13%, 3/31/29,
Callable 3/31/24 @ 204.12(a) 39,571
400,000 Allegheny Technologies, Inc., 5.88%, 12/1/27,
Callable 11/6/23 @ 102.94 378,500
60,000 Allegheny Technologies, Inc., 4.88%, 10/1/29,
Callable 10/1/24 @ 102.44 52,783
45,000 Allegheny Technologies, Inc., 5.13%, 10/1/31,
Callable 10/1/26 @ 102.56 38,812
75,000 Arsenal AIC Parent LLC, 8.00%, 10/1/30, Callable
10/1/26 @ 104(a) 74,344
45,000 Cleveland-Cliffs, Inc., 4.63%, 3/1/29, Callable 3/1/24
@ 102.31(a) 39,094
45,000 Cleveland-Cliffs, Inc., 4.88%, 3/1/31, Callable 3/1/26
@ 102.44(a) 38,306
60,000 Commercial Metals Co., 4.13%, 1/15/30, Callable
1/15/25 @ 102.06 52,350
60,000 Commercial Metals Co., 4.38%, 3/15/32, Callable
3/15/27 @ 102.19 50,325

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Metals & Mining, continued
$ 200,000 Kaiser Aluminun Corp., 4.63%, 3/1/28, Callable
11/6/23 @ 102.31(a) $ 174,500
195,000 Mauser Packaging Solutions Holding Co., 7.88%,
8/15/26, Callable 8/15/24 @ 103.94(a) 188,175
125,000 Novelis Corp., 3.88%, 8/15/31, Callable 8/15/26 @
101.94(a) 99,687
1,226,447
Mortgage Real Estate Investment
Trusts (REITs) ( 0 .0%
†
):
40,000 Ladder Capital Finance Holdings LLLP/Ladder Capital
Finance Corp., 4.75%, 6/15/29, Callable 6/15/24
@ 102.38(a) 32,250
45,000 Starwood Property Trust, Inc., 4.75%, 3/15/25,
Callable 9/15/24 @ 100 43,200
75,450
Multi-Utilities ( 0 .2% ):
1,100,000 NiSource, Inc., 2.95%, 9/1/29, Callable 6/1/29 @
100 950,082
1,000,000 NiSource, Inc., 5.25%, 2/15/43, Callable 8/15/42
@ 100 882,921
140,000 Puget Energy, Inc., 4.10%, 6/15/30, Callable
3/15/30 @ 100 121,825
714,000 Puget Energy, Inc., 4.22%, 3/15/32, Callable
12/15/31 @ 100 613,727
2,568,555
Office REITs ( 0 .0%
†
):
68,000 Corporate Office Properties LP, 2.25%, 3/15/26,
Callable 2/15/26 @ 100 61,291
93,000 Corporate Office Properties LP, 2.75%, 4/15/31,
Callable 1/15/31 @ 100 69,914
400,000 Hudson Pacific Properties LP, 4.65%, 4/1/29,
Callable 1/1/29 @ 100 304,000
72,000 Vornado Realty LP, 2.15%, 6/1/26, Callable 5/1/26
@ 100 61,297
496,502
Oil, Gas & Consumable Fuels ( 2 .1% ):
45,000 Apache Corp., 5.10%, 9/1/40, Callable 3/1/40 @
100 35,831
10,000 Apache Corp., 7.38%, 8/15/47 9,350
95,000 Calumet Specialty Products Partners LP/Calumet
Finance Corp., 9.75%, 7/15/28, Callable 7/15/25
@ 104.88(a) 93,813
300,000 CITGO Petroleum Corp., 6.38%, 6/15/26, Callable
11/6/23 @ 103.19(a) 295,875
125,000 CITGO Petroleum Corp., 8.38%, 1/15/29, Callable
10/15/25 @ 104.19(a) 124,844
50,000 Cnx Midstream Partners LP, 4.75%, 4/15/30,
Callable 4/15/25 @ 102.38(a) 41,625
20,000 CNX Resources Corp., 6.00%, 1/15/29, Callable
1/15/24 @ 104.5(a) 18,650
65,000 Colgate Energy Partners III LLC, 5.88%, 7/1/29,
Callable 7/1/24 @ 102.94(a) 61,100
114,000 Columbia Pipelines Operating Co. LLC, 5.93%,
8/15/30, Callable 6/15/30 @ 100(a) 112,435
309,000 Columbia Pipelines Operating Co. LLC, 6.04%,
11/15/33, Callable 8/15/33 @ 100(a) 300,803
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 92,000 Columbia Pipelines Operating Co. LLC, 6.50%,
8/15/43, Callable 2/15/43 @ 100(a) $ 89,583
166,000 Columbia Pipelines Operating Co. LLC, 6.54%,
11/15/53, Callable 5/15/53 @ 100(a) 163,238
99,000 Columbia Pipelines Operating Co. LLC, 6.71%,
8/15/63, Callable 2/15/63 @ 100(a) 97,173
305,000 Comstock Resources, Inc., 6.75%, 3/1/29, Callable
3/1/24 @ 103.38(a) 280,600
25,000 Comstock Resources, Inc., 5.88%, 1/15/30, Callable
1/15/25 @ 102.94(a) 21,625
485,000 Continental Resources, Inc., 5.75%, 1/15/31,
Callable 7/15/30 @ 100(a) 455,294
42,000 Crestwood Midstream Partners LP/Crestwood
Midstream Finance Corp., 5.75%, 4/1/25, Callable
11/6/23 @ 100 41,160
795,000 Crestwood Midstream Partners LP/Crestwood
Midstream Finance Corp., 6.00%, 2/1/29, Callable
2/1/24 @ 103(a) 763,200
140,000 Crestwood Midstream Partners LP/Crestwood
Midstream Finance Corp., 7.38%, 2/1/31, Callable
2/1/26 @ 103.69(a) 142,450
605,000 CVR Energy, Inc., 5.25%, 2/15/25, Callable
10/23/23 @ 101.31(a) 589,119
20,000 CVR Energy, Inc., 5.75%, 2/15/28, Callable
10/23/23 @ 102.88(a) 18,100
230,000 DCP Midstream Operating LP, 5.38%, 7/15/25,
Callable 4/15/25 @ 100 226,838
2,905,000 DCP Midstream Operating LP, 5.63%, 7/15/27,
Callable 4/15/27 @ 100 2,865,783
321,000 DCP Midstream Operating LP, 5.13%, 5/15/29,
Callable 2/15/29 @ 100 305,913
25,000 Delek Logistics Partners LP/Delek Logistics Finance
Corp., 7.13%, 6/1/28, Callable 6/1/24 @ 103.56(a) 22,812
26,000 Devon Energy Corp., 5.25%, 10/15/27, Callable
10/16/23 @ 101.75 25,330
40,000 DT Midstream, Inc., 4.13%, 6/15/29, Callable
6/15/24 @ 102.06(a) 34,600
124,000 Enable Midstream Partners LP, 3.90%, 5/15/24,
Callable 2/15/24 @ 100 122,272
300,000 Endeavor Energy Resources LP/EER Finance, Inc.,
5.75%, 1/30/28, Callable 11/6/23 @ 102.88(a) 289,500
2,229,000 Energy Transfer LP, 4.95%, 6/15/28, Callable
3/15/28 @ 100 2,133,931
106,000 Energy Transfer LP, 5.25%, 4/15/29, Callable
1/15/29 @ 100 101,446
109,000 Energy Transfer LP, 3.75%, 5/15/30, Callable
2/15/30 @ 100 95,320
73,000 Energy Transfer LP, 6.25%, 4/15/49, Callable
10/15/48 @ 100 66,997
1,908,000 Energy Transfer LP, 5.00%, 5/15/50, Callable
11/15/49 @ 100 1,494,845
400,000 Energy Transfer LP, Series A, 9.65%
(US0003M+403 bps), 12/31/99, Callable 10/23/23
@ 100 374,000
65,000 Energy Transfer Operating LP, 4.50%, 4/15/24,
Callable 3/15/24 @ 100 64,436
128,000 Energy Transfer Partners LP, 5.80%, 6/15/38,
Callable 12/15/37 @ 100 116,476

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 83,000 Energy Transfer Partners LP, 6.00%, 6/15/48,
Callable 12/15/47 @ 100 $ 73,809
350,000 EnLink Midstream LLC, 5.63%, 1/15/28, Callable
7/15/27 @ 100(a) 330,750
400,000 EQM Midstream Partners LP, 7.50%, 6/1/27,
Callable 6/1/24 @ 103.75(a) 400,000
50,000 EQM Midstream Partners LP, 6.50%, 7/1/27,
Callable 1/1/27 @ 100(a) 48,875
45,000 EQM Midstream Partners LP, 4.50%, 1/15/29,
Callable 7/15/28 @ 100(a) 40,050
30,000 EQT Corp., 5.00%, 1/15/29, Callable 7/15/28 @ 100 28,200
650,000 Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100 617,731
71,000 Hess Corp., 7.30%, 8/15/31 75,301
50,000 Hess Corp., 7.13%, 3/15/33 52,840
2,002,000 Hess Corp., 5.60%, 2/15/41 1,799,121
1,166,000 Hess Corp., 5.80%, 4/1/47, Callable 10/1/46 @ 100 1,060,795
405,000 Hess Midstream Operations LP, 5.63%, 2/15/26,
Callable 11/6/23 @ 101.41(a) 391,331
80,000 Hess Midstream Operations LP, 4.25%, 2/15/30,
Callable 2/15/25 @ 102.13(a) 68,000
125,000 Kinetik Holdings LP, 5.88%, 6/15/30, Callable
6/15/25 @ 102.94(a) 116,991
125,000 Leeward Renewable Energy Operations LLC, 4.25%,
7/1/29, Callable 7/1/24 @ 102.13(a) 103,125
159,000 MPLX LP, 4.88%, 12/1/24, Callable 9/1/24 @ 100 156,861
722,000 MPLX LP, 4.95%, 9/1/32, Callable 6/1/32 @ 100 659,781
390,000 Murphy Oil Corp., 5.88%, 12/1/27, Callable
10/23/23 @ 102.94 377,325
400,000 New Fortress Energy, Inc., 6.75%, 9/15/25, Callable
10/26/23 @ 101.69(a) 382,000
250,000 New Fortress Energy, Inc., 6.50%, 9/30/26, Callable
11/6/23 @ 103.25(a) 230,000
375,000 NGL Energy Operating LLC/NGL Energy Finance
Corp., 7.50%, 2/1/26, Callable 11/6/23 @ 103.75(a) 370,781
1,506,000 Occidental Petroleum Corp., 5.55%, 3/15/26,
Callable 12/15/25 @ 100 1,489,058
310,000 Occidental Petroleum Corp., 3.50%, 8/15/29,
Callable 5/15/29 @ 100 261,640
255,000 Occidental Petroleum Corp., 8.88%, 7/15/30,
Callable 1/15/30 @ 100 286,238
1,464,000 Occidental Petroleum Corp., 7.50%, 5/1/31 1,550,376
16,000 Occidental Petroleum Corp., 7.88%, 9/15/31 17,280
78,000 Occidental Petroleum Corp., 6.45%, 9/15/36 77,025
30,000 Occidental Petroleum Corp., 4.30%, 8/15/39,
Callable 2/15/39 @ 100 21,750
25,000 Occidental Petroleum Corp., 6.20%, 3/15/40 23,781
410,000 Occidental Petroleum Corp., 6.60%, 3/15/46,
Callable 9/15/45 @ 100 403,235
295,000 Occidental Petroleum Corp., 4.40%, 4/15/46,
Callable 10/15/45 @ 100 216,456
430,000 Occidental Petroleum Corp., 4.10%, 2/15/47,
Callable 8/15/46 @ 100 277,887
55,000 Occidental Petroleum Corp., 4.20%, 3/15/48,
Callable 9/15/47 @ 100 38,362
65,000 Occidental Petroleum Corp., 4.40%, 8/15/49,
Callable 2/15/49 @ 100 44,200
280,000 PBF Holding Co. LLC/PBF Finance Corp., 6.00%,
2/15/28, Callable 11/6/23 @ 103 263,200
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 20,000 PDC Energy, Inc., 5.75%, 5/15/26, Callable 11/6/23
@ 101.44 $ 19,975
125,000 Permian Resources Operating LLC, 7.00%, 1/15/32,
Callable 1/15/27 @ 103.5(a) 123,281
26,000 Phillips 66, 3.85%, 4/9/25, Callable 3/9/25 @ 100 25,271
1,172,000 Plains All Amer Pipeline, 3.60%, 11/1/24, Callable
8/1/24 @ 100 1,140,004
270,000 Range Resources Corp., 4.88%, 5/15/25, Callable
2/15/25 @ 100 261,225
335,000 Sabine Pass Liquefaction LLC, 4.50%, 5/15/30,
Callable 11/15/29 @ 100 306,944
278,000 Sanchez Energy Corp., 7.25%, 2/15/23(a)(c) —
229,000 Sitio Royalties Operating Partnership LP/Sitio
Finance Corp., 7.88%, 11/1/28, Callable 11/1/25
@ 103.94(a) 229,572
10,000 SM Energy Co., 5.63%, 6/1/25, Callable 11/6/23
@ 100 9,750
50,000 SM Energy Co., 6.75%, 9/15/26, Callable 11/6/23
@ 101.13 49,000
300,000 SM Energy Co., 6.50%, 7/15/28, Callable 7/15/24
@ 103.25 286,500
130,000 Southwestern Energy Co., 4.75%, 2/1/32, Callable
2/1/27 @ 102.38 110,825
5,000 Sunoco LP/Sunoco Finance Corp., 6.00%, 4/15/27,
Callable 11/6/23 @ 102 4,831
242,000 Sunoco LP/Sunoco Finance Corp., 5.88%, 3/15/28,
Callable 11/6/23 @ 102.94 232,151
430,000 Sunoco LP/Sunoco Finance Corp., 4.50%, 5/15/29,
Callable 5/15/24 @ 102.25 375,175
350,000 Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp., 6.00%, 12/31/30, Callable 12/31/25
@ 103(a) 307,125
25,000 Targa Resources Partners LP/Targa Resources
Partners Finance Corp., 5.50%, 3/1/30, Callable
3/1/25 @ 102.75 23,344
445,000 Targa Resources Partners LP/Targa Resources
Partners Finance Corp., 4.88%, 2/1/31, Callable
2/1/26 @ 102.44 400,500
45,000 Targa Resources Partners LP/Targa Resources
Partners Finance Corp., 4.00%, 1/15/32, Callable
7/15/26 @ 102 37,913
43,000 Transcontinental Gas Pipe Line Co. LLC, 3.25%,
5/15/30, Callable 2/15/30 @ 100 37,127
40,000 Western Gas Partners LP, 3.95%, 6/1/25, Callable
3/1/25 @ 100 38,450
137,000 Western Gas Partners LP, 4.65%, 7/1/26, Callable
4/1/26 @ 100 131,691
1,000,000 Western Gas Partners LP, 4.50%, 3/1/28, Callable
12/1/27 @ 100 931,250
66,000 Western Gas Partners LP, 4.75%, 8/15/28, Callable
5/15/28 @ 100 61,627
1,000,000 Western Midstream Operating LP, 3.35%, 2/1/25,
Callable 1/1/25 @ 100 956,250
525,000 Western Midstream Operating LP, 4.30%, 2/1/30,
Callable 11/1/29 @ 100 456,750
755,000 Williams Cos., Inc. (The), 4.65%, 8/15/32, Callable
5/15/32 @ 100 687,334
171,000 Williams Cos., Inc. (The), 5.30%, 8/15/52, Callable
2/15/52 @ 100 145,988

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 162,000 Williams Partners LP, 4.50%, 11/15/23, Callable
11/6/23 @ 100 $ 161,617
32,001,992
Paper & Forest Products ( 0 .0%
†
):
45,000 Mercer International, Inc., 5.13%, 2/1/29, Callable
2/1/24 @ 102.56 35,325
Passenger Airlines ( 0 .0%
†
):
80,000 American Airlines, Inc., 7.25%, 2/15/28, Callable
2/15/25 @ 103.63(a) 76,400
Personal Care Products ( 0 .0%
†
):
125,000 BellRing Brands, Inc., 7.00%, 3/15/30, Callable
3/15/27 @ 101.75(a) 123,125
Pharmaceuticals ( 0 .2% ):
97,000 Bausch Health Cos., Inc., 11.00%, 9/30/28(a) 65,960
19,000 Bausch Health Cos., Inc., 14.00%, 10/15/30,
Callable 10/15/25 @ 106(a) 11,258
1,000,000 Bayer US Finance II LLC, 4.25%, 12/15/25, Callable
10/15/25 @ 100(a) 963,823
55,000 Catalent Pharma Solutions, Inc., 3.13%, 2/15/29,
Callable 2/15/24 @ 101.56(a) 45,237
115,000 Catalent Pharma Solutions, Inc., 3.50%, 4/1/30,
Callable 4/1/25 @ 203.5(a) 94,588
76,000 Elanco Animal Health, Inc., 5.90%, 8/28/28, Callable
5/28/28 @ 200 73,530
30,000 Jazz Securities DAC, 4.38%, 1/15/29, Callable
7/15/24 @ 102.19(a) 26,175
315,000 Organon & Co./Organon Foreign Debt Co-Issuer BV,
4.13%, 4/30/28, Callable 4/30/24 @ 102.06(a) 273,263
40,000 Viatris, Inc., 1.65%, 6/22/25, Callable 5/22/25 @
100 36,946
1,406,000 Viatris, Inc., 2.70%, 6/22/30, Callable 3/22/30 @
100 1,095,745
90,000 Viatris, Inc., 3.85%, 6/22/40, Callable 12/22/39
@ 100 58,634
2,745,159
Professional Services ( 0 .1% ):
140,000 Asgn, Inc., 4.63%, 5/15/28, Callable 11/6/23 @
102.31(a) 125,300
600,000 Black Knight InfoServ LLC, 3.63%, 9/1/28, Callable
10/16/23 @ 101.81(a) 537,750
40,000 Block, Inc., 2.75%, 6/1/26, Callable 5/1/26 @ 100 35,799
40,000 Block, Inc., 3.50%, 6/1/31, Callable 3/1/31 @ 200 31,300
335,000 CoreLogic, Inc., 4.50%, 5/1/28, Callable 5/1/24 @
102.25(a) 254,600
400,000 SS&C Technologies, Inc., 5.50%, 9/30/27, Callable
11/6/23 @ 102.75(a) 376,500
15,000 TKC Holdings, Inc., 10.50%, 5/15/29, Callable
5/15/24 @ 105.25(a) 12,525
120,000 TriNet Group, Inc., 7.13%, 8/15/31, Callable
8/15/26 @ 103.56(a) 118,800
1,492,574
Real Estate Management & Development ( 0 .2% ):
110,400 Anywhere Real Estate Group LLC/Anywhere Co-
Issuer Corp., 7.00%, 4/15/30, Callable 4/15/25 @
102.63(a) 99,774
210,000 CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31
@ 100 162,682
Principal Amount Value
Corporate Bonds, continued
Real Estate Management & Development, continued
$ 68,000 Corporate Office Properties LP, 2.00%, 1/15/29,
Callable 11/15/28 @ 100 $ 53,207
550,000 Invitation Homes Operating Partnership LP, 4.15%,
4/15/32, Callable 1/15/32 @ 200 472,520
175,000 Kennedy-Wilson, Inc., 4.75%, 2/1/30, Callable
9/1/24 @ 102.38 130,375
7,000 Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%,
1/15/29, Callable 1/15/24 @ 102.88(a) 5,040
725,000 TK Elevator US Newco, Inc., 5.25%, 7/15/27,
Callable 11/6/23 @ 102.63(a) 664,281
1,082,000 VICI Properties LP, 4.95%, 2/15/30, Callable
12/15/29 @ 100 997,517
25,000 VICI Properties LP/VICI Note Co., Inc., 4.63%,
6/15/25, Callable 3/15/25 @ 100(a) 24,125
2,609,521
Residential REITs ( 0 .0%
†
):
371,000 American Homes 4 Rent LP, 3.63%, 4/15/32,
Callable 1/15/32 @ 100 307,334
Retail REITs ( 0 .3% ):
536,000 Boston Properties LP, 6.75%, 12/1/27, Callable
11/1/27 @ 100 539,883
355,000 Brixmor Operating Partners LP, 3.85%, 2/1/25,
Callable 11/1/24 @ 100 341,851
15,000 Retail Properties of America, Inc., 4.75%, 9/15/30,
Callable 6/15/30 @ 100 13,379
2,200,000 Tanger Properties LP, 3.13%, 9/1/26, Callable
6/1/26 @ 100 1,982,992
581,000 Tanger Properties LP, 2.75%, 9/1/31, Callable
6/1/31 @ 100 420,499
60,000 Vici Properties, 3.50%, 2/15/25, Callable 11/6/23
@ 100.88(a) 57,414
731,000 VICI Properties LP, 4.75%, 2/15/28, Callable
1/15/28 @ 100 685,751
249,000 VICI Properties LP, 5.13%, 5/15/32, Callable
2/15/32 @ 100 223,711
4,265,480
Semiconductors & Semiconductor Equipment ( 0 .4% ):
65,000 Broadcom, Inc., 1.95%, 2/15/28, Callable 12/15/27
@ 100(a) 55,267
4,456,000 Broadcom, Inc., 2.45%, 2/15/31, Callable 11/15/30
@ 100(a) 3,470,435
564,000 Broadcom, Inc., 2.60%, 2/15/33, Callable 11/15/32
@ 100(a) 419,168
1,648,000 Broadcom, Inc., 3.50%, 2/15/41, Callable 8/15/40
@ 100(a) 1,143,065
310,000 Entegris, Inc., 4.38%, 4/15/28, Callable 10/16/23
@ 102.19(a) 278,225
50,000 ON Semiconductor Corp., 3.88%, 9/1/28, Callable
11/6/23 @ 101.94(a) 44,125
285,000 Qorvo, Inc., 4.38%, 10/15/29, Callable 10/15/24
@ 102.19 250,800
5,661,085
Software ( 0 .4% ):
40,000 Acuris Finance U.S., Inc./Acuris Finance SARL,
5.00%, 5/1/28, Callable 5/1/24 @ 102.5(a) 32,900
35,000 Boxer Parent Co., Inc., 7.13%, 10/2/25, Callable
11/6/23 @ 101.78(a) 34,825

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Software, continued
$ 25,000 Clarivate Science Holdings Corp., 3.88%, 7/1/28,
Callable 6/30/24 @ 101.94(a) $ 21,625
625,000 Clarivate Science Holdings Corp., 4.88%, 7/1/29,
Callable 6/30/24 @ 204.88(a) 531,250
770,000 Cloud Software Group, Inc., 6.50%, 3/31/29,
Callable 9/30/25 @ 103.25(a) 677,600
205,000 Elastic NV, 4.13%, 7/15/29, Callable 7/15/24 @
102.06(a) 173,738
150,000 Fair Isaac Corp., 4.00%, 6/15/28, Callable 10/23/23
@ 102(a) 134,625
253,000 Oracle Corp., 1.65%, 3/25/26, Callable 2/25/26
@ 100 229,223
2,200,000 Oracle Corp., 2.80%, 4/1/27, Callable 2/1/27 @ 100 1,996,731
400,000 Oracle Corp., 2.30%, 3/25/28, Callable 1/25/28
@ 100 346,282
2,990,000 Oracle Corp., 2.88%, 3/25/31, Callable 12/25/30
@ 100 2,445,455
6,624,254
Specialized REITs ( 0 .1% ):
75,000 LCM Investments Holdings II LLC, 8.25%, 8/1/31,
Callable 8/1/26 @ 104.13(a) 72,937
297,000 SBA Tower Trust, 2.84%, 1/15/25, Callable 1/15/24
@ 100(a) 282,767
97,000 SBA Tower Trust, 1.88%, 7/15/50, Callable 1/15/25
@ 100(a) 87,794
74,000 SBA Tower Trust, 2.33%, 7/15/52, Callable 7/15/26
@ 100(a) 62,585
355,000 Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital
LLC, 6.00%, 1/15/30, Callable 1/15/25 @ 103(a) 226,313
335,000 Vici Properties, 4.25%, 12/1/26, Callable 11/6/23
@ 102.13(a) 312,679
93,000 VICI Properties LP, 4.38%, 5/15/25 89,977
1,135,052
Specialty Retail ( 0 .3% ):
80,000 Asbury Automotive Group, Inc., 4.63%, 11/15/29,
Callable 11/15/24 @ 102.31(a) 68,400
85,000 Asbury Automotive Group, Inc., 5.00%, 2/15/32,
Callable 11/15/26 @ 102.5(a) 70,338
32,000 AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30
@ 100 28,802
49,000 AutoZone, Inc., 3.63%, 4/15/25, Callable 3/15/25
@ 100 47,387
1,229,000 AutoZone, Inc., 4.00%, 4/15/30, Callable 1/15/30
@ 100 1,108,230
150,000 Carvana Co., 5.88%, 10/1/28, Callable 10/16/23 @
104.41(a) 90,000
430,000 Carvana Co., 4.88%, 9/1/29, Callable 9/1/24 @
102.44(a) 255,850
125,000 Carvana Co., 10.25%, 5/1/30, Callable 5/1/27 @
105.13(a) 96,250
275,000 Fertitta Entertainment LLC/Fertitta Entertainment
Finance Co., Inc., 4.63%, 1/15/29, Callable 1/15/25
@ 102.31(a) 232,375
65,000 Foot Locker, Inc., 4.00%, 10/1/29, Callable 10/1/24
@ 204(a) 46,800
125,000 Gap, Inc. (The), 3.88%, 10/1/31, Callable 10/1/26
@ 101.94(a) 87,812
Principal Amount Value
Corporate Bonds, continued
Specialty Retail, continued
$ 565,000 L Brands, Inc., 6.63%, 10/1/30, Callable 10/1/25
@ 103.31(a) $ 529,688
80,000 Lowe's Cos., Inc., 3.35%, 4/1/27, Callable 3/1/27
@ 100 74,487
1,138,000 Lowe's Cos., Inc., 4.45%, 4/1/62, Callable 10/1/61
@ 100 830,375
340,000 Magic Mergeco, Inc., 5.25%, 5/1/28, Callable
11/1/23 @ 102.63(a) 272,000
20,000 Party City Holdings, Inc., 8.75%, 2/15/26, Callable
11/6/23 @ 104.38(a) 2,600
15,000 Rent-A-Center, Inc., 6.38%, 2/15/29, Callable
2/15/24 @ 103.19(a) 13,425
49,137 Topaz Solar Farms LLC, 5.75%, 9/30/39(a) 45,697
350,000 Valvoline, Inc., 3.63%, 6/15/31, Callable 6/15/26
@ 101.81(a) 271,687
85,000 Victoria's Secret & Co., 4.63%, 7/15/29, Callable
7/15/24 @ 102.31(a) 61,625
4,233,828
Technology Hardware, Storage & Peripherals ( 0 .0%
†
):
240,000 Central Parent LLC/CDK Global II LLC/CDK Financing
Co., Inc., 8.00%, 6/15/29, Callable 6/15/25 @
104(a) 240,000
55,000 Dell International LLC/EMC Corp., 5.85%, 7/15/25,
Callable 6/15/25 @ 100 54,873
83,000 Dell International LLC/EMC Corp., 6.02%, 6/15/26,
Callable 3/15/26 @ 100 83,361
101,000 Dell International LLC/EMC Corp., 6.10%, 7/15/27,
Callable 5/15/27 @ 100 101,962
87,000 Dell International LLC/EMC Corp., 6.20%, 7/15/30,
Callable 4/15/30 @ 100 87,607
115,000 Seagate HDD Cayman, 8.25%, 12/15/29, Callable
7/15/26 @ 104.13(a) 118,019
685,822
Textiles, Apparel & Luxury Goods ( 0 .0%
†
):
130,000 Crocs, Inc., 4.13%, 8/15/31, Callable 8/15/26 @
102.06(a) 100,262
40,000 Kontoor Brands, Inc., 4.13%, 11/15/29, Callable
11/15/24 @ 102.06(a) 33,200
45,000 Levi Strauss & Co., 3.50%, 3/1/31, Callable 3/1/26
@ 203.5(a) 35,719
235,000 Wolverine World Wide, Inc., 4.00%, 8/15/29,
Callable 8/15/24 @ 102(a) 173,606
342,787
Tobacco ( 0 .1% ):
294,000 Altria Group, Inc., 4.25%, 8/9/42 213,712
191,000 Altria Group, Inc., 4.50%, 5/2/43 141,513
175,000 Altria Group, Inc., 5.38%, 1/31/44 156,499
72,000 Altria Group, Inc., 5.95%, 2/14/49, Callable 8/14/48
@ 100 64,835
144,000 Reynolds American, Inc., 4.45%, 6/12/25, Callable
3/12/25 @ 100 139,989
120,000 Reynolds American, Inc., 5.70%, 8/15/35, Callable
2/15/35 @ 100 107,552
45,000 Turning Point Brands, Inc., 5.63%, 2/15/26, Callable
10/16/23 @ 102.81(a) 41,906
866,006

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Trading Companies & Distributors ( 0 .2% ):
$ 295,000 Air Lease Corp., 4.25%, 2/1/24, Callable 1/1/24
@ 100 $ 292,873
2,465,000 Air Lease Corp., 3.38%, 7/1/25, Callable 6/1/25
@ 100 2,341,144
130,000 Beacon Roofing Supply, Inc., 6.50%, 8/1/30,
Callable 8/1/26 @ 103.25(a) 125,775
30,000 Foundation Building Materials, Inc., 6.00%, 3/1/29,
Callable 3/1/24 @ 103(a) 25,200
30,000 SRS Distribution, Inc., 4.63%, 7/1/28, Callable
7/1/24 @ 102.31(a) 25,950
15,000 SRS Distribution, Inc., 6.13%, 7/1/29, Callable
7/1/24 @ 103.06(a) 12,825
90,000 SRS Distribution, Inc., 6.00%, 12/1/29, Callable
12/1/24 @ 103(a) 76,050
2,899,817
Wireless Telecommunication Services ( 0 .3% ):
1,155,000 Sprint Capital Corp., 8.75%, 3/15/32 1,338,356
2,860,000 T-Mobile USA, Inc., 3.75%, 4/15/27, Callable
2/15/27 @ 100 2,673,067
40,000 T-Mobile USA, Inc., 4.75%, 2/1/28, Callable
10/16/23 @ 102.38 38,200
45,000 T-Mobile USA, Inc., 3.38%, 4/15/29, Callable
4/15/24 @ 101.69 39,612
430,000 T-Mobile USA, Inc., 3.88%, 4/15/30, Callable
1/15/30 @ 100 381,716
4,470,951
Total Corporate Bonds (Cost $321,505,227) 278,887,052
Yankee Debt Obligations ( 4 .3% ):
Aerospace & Defense ( 0 .0%
†
):
35,000 Bombardier, Inc., 7.13%, 6/15/26, Callable 11/6/23
@ 103.56(a) 33,819
620,000 Bombardier, Inc., 6.00%, 2/15/28, Callable 2/15/24
@ 103(a) 562,650
596,469
Banks ( 0 .8% ):
2,377,000 Barclays plc, 5.09% (US0003M+305 bps), 6/20/30,
Callable 6/20/29 @ 100 2,125,119
200,000 Commonwealth Bank of Australia, 3.61%, 9/12/34,
Callable 9/12/29 @ 100(a) 165,703
205,000 HSBC Holdings plc, 4.25%, 3/14/24 203,103
1,000,000 HSBC Holdings plc, 4.95%, 3/31/30 929,987
200,000 Intesa Sanpaolo SpA, 5.02%, 6/26/24(a) 195,255
4,069,000 Intesa Sanpaolo SpA, 5.71%, 1/15/26(a) 3,895,701
680,000 Societe Generale SA, 1.04% (H15T1Y+75 bps),
6/18/25, Callable 6/18/24 @ 100(a) 651,810
3,863,000 Societe Generale SA, 1.49% (H15T1Y+110 bps),
12/14/26, Callable 12/14/25 @ 100(a) 3,452,456
54,000 UniCredit SpA, 5.86% (USISDA05+370 bps),
6/19/32, Callable 6/19/27 @ 100(a) 49,044
141,000 UniCredit SpA, 7.30% (USISDA05+491 bps),
4/2/34, Callable 4/2/29 @ 100(a) 133,268
186,000 Westpac Banking Corp., 4.11% (H15T5Y+200 bps),
7/24/34, Callable 7/24/29 @ 100 159,593
11,961,039
Principal Amount Value
Yankee Debt Obligations, continued
Biotechnology ( 0 .0%
†
):
$ 200,000 Grifols Escrow Issuer SA, 4.75%, 10/15/28, Callable
10/15/24 @ 204.76(a) $ 171,000
Capital Markets ( 0 .6% ):
314,000 Credit Suisse Group AG, 4.19% (SOFR+373 bps),
4/1/31, Callable 4/1/30 @ 100(a) 274,811
4,610,000 Deutsche Bank AG, 4.50%, 4/1/25 4,431,570
110,000 Macquarie Airfinance Holdings, Ltd., 8.13%,
3/30/29, Callable 9/30/25 @ 104.06(a) 110,138
4,009,000 UBS Group AG, 2.59% (SOFR+156 bps), 9/11/25,
Callable 9/11/24 @ 100(a) 3,858,923
774,000 UBS Group AG, 1.49% (H15T1Y+85 bps), 8/10/27,
Callable 8/10/26 @ 100(a) 675,220
9,350,662
Chemicals ( 0 .1% ):
125,000 Cerdia Finanz GmbH, 10.50%, 2/15/27, Callable
2/15/24 @ 105.25(a) 123,594
510,000 Methanex Corp., 5.13%, 10/15/27, Callable 4/15/27
@ 100 469,200
255,000 Methanex Corp., 5.65%, 12/1/44, Callable 6/1/44
@ 100 204,000
530,000 NOVA Chemicals Corp., 5.25%, 6/1/27, Callable
3/3/27 @ 100(a) 455,800
500,000 Nufarm Australia, Ltd./Nufarm Americas, Inc.,
5.00%, 1/27/30, Callable 1/27/25 @ 102.5(a) 440,625
125,000 SPCM SA, 3.13%, 3/15/27, Callable 3/15/24 @
101.56(a) 109,531
1,802,750
Communications Equipment ( 0 .0%
†
):
160,000 Nokia Oyj, 6.63%, 5/15/39 143,400
Construction Materials ( 0 .0%
†
):
205,000 INEOS Finance plc, 6.75%, 5/15/28, Callable
2/15/25 @ 103.38(a) 191,163
Containers & Packaging ( 0 .0%
†
):
15,000 Intelligent Packaging, Ltd. Finco, Inc./Intelligent
Packaging, Ltd. Co-Issuer LLC, 6.00%, 9/15/28,
Callable 11/6/23 @ 101.5(a) 13,069
285,000 Trivium Packaging Finance BV, 5.50%, 8/15/26,
Callable 11/6/23 @ 101.38(a) 265,762
278,831
Diversified Consumer Services ( 0 .1% ):
33,000 Allied Universal Holdco LLC/Allied Universal Finance
Corp./Atlas Luxco 4 Sarl, 4.63%, 6/1/28, Callable
6/1/24 @ 102.31(a) 27,472
980,000 GEMS MENASA Cayman, Ltd./GEMS Education
Delaware LLC, 7.13%, 7/31/26, Callable 11/6/23
@ 101.78(a) 951,825
979,297
Diversified Telecommunication Services ( 0 .1% ):
365,000 Altice France SA, 6.00%, 2/15/28, Callable 11/6/23
@ 103(a) 174,744
470,000 Altice France SA, 5.13%, 1/15/29, Callable 11/6/23
@ 102.56(a) 334,288
550,000 Telecom Italia Capital SA, 6.38%, 11/15/33 474,375
55,000 Telecom Italia SpA, 6.00%, 9/30/34 45,581
1,028,988

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Yankee Debt Obligations, continued
Energy Equipment & Services ( 0 .0%
†
):
$ 255,000 Seadrill Finance, Ltd., 8.38%, 8/1/30, Callable
8/1/26 @ 104.19(a) $ 259,462
303,750 Transocean Poseidon, Ltd., 6.88%, 2/1/27, Callable
11/6/23 @ 103.44(a) 299,194
558,656
Financial Services ( 0 .5% ):
54,000 1375209 BC, Ltd., 9.00%, 1/30/28, Callable
10/16/23 @ 101(a) 53,460
151,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 6.50%, 7/15/25, Callable 6/15/25 @ 100 151,075
1,245,000 Altice Financing SA, 5.00%, 1/15/28, Callable
11/6/23 @ 102.5(a) 1,061,362
2,000,000 Avolon Holdings Funding, Ltd., 2.88%, 2/15/25,
Callable 1/15/25 @ 100(a) 1,884,708
767,000 Avolon Holdings Funding, Ltd., 6.38%, 5/4/28,
Callable 4/4/28 @ 100(a) 749,759
711,000 C&W Senior Financing Dac, 6.88%, 9/15/27,
Callable 10/16/23 @ 101.72(a) 626,569
430,000 Dolya Holdco 18 DAC, 5.00%, 7/15/28, Callable
11/6/23 @ 102.5(a) 368,725
390,000 HTA Group, Ltd., 7.00%, 12/18/25, Callable 11/6/23
@ 101.75(a) 374,400
250,000 Intelsat Jackson Holdings SA, 6.50%, 3/15/30,
Callable 3/15/25 @ 102(a) 221,955
1,355,000 Park Aerospace Holdings, 5.50%, 2/15/24(a) 1,348,225
780,000 Vmed O2 UK Financing I plc, 4.25%, 1/31/31,
Callable 1/31/26 @ 102.13(a) 619,125
7,459,363
Hotels, Restaurants & Leisure ( 0 .1% ):
35,000 1011778 BC ULC/New Red Finance, Inc., 5.75%,
4/15/25, Callable 11/6/23 @ 101.44(a) 34,738
525,000 1011778 BC ULC/New Red Finance, Inc., 4.00%,
10/15/30, Callable 10/15/25 @ 102(a) 436,406
45,000 Melco Resorts Finance, Ltd., 5.75%, 7/21/28,
Callable 11/6/23 @ 102.88(a) 39,150
40,000 Melco Resorts Finance, Ltd., 5.38%, 12/4/29,
Callable 12/4/24 @ 102.69(a) 32,900
65,000 Ontario Gaming GTA LP, 8.00%, 8/1/30, Callable
8/1/25 @ 104(a) 64,837
115,000 Studio City Co., Ltd., 7.00%, 2/15/27, Callable
2/15/24 @ 103.5(a) 108,675
716,706
Insurance ( 0 .2% ):
1,414,000 AIA Group, Ltd., 3.38%, 4/7/30, Callable 1/7/30
@ 100(a) 1,237,865
1,200,000 AIA Group, Ltd., 3.20%, 9/16/40, Callable 3/16/40
@ 100(a) 802,229
200,000 Swiss Re Finance Luxembourg SA, 5.00%
(H15T5Y+358 bps), 4/2/49, Callable 4/2/29 @
100(a) 186,566
2,226,660
Media ( 0 .0%
†
):
200,000 VZ Secured Financing BV, 5.00%, 1/15/32, Callable
1/15/27 @ 102.5(a) 156,750
335,000 Ziggo BV, 5.13%, 2/28/30, Callable 2/15/25 @
102.56(a) 248,319
405,069
Principal Amount Value
Yankee Debt Obligations, continued
Metals & Mining ( 0 .1% ):
$ 695,000 ERO Copper Corp., 6.50%, 2/15/30, Callable
2/15/25 @ 103.25(a) $ 599,438
370,000 First Quantum Minerals, Ltd., 6.88%, 3/1/26,
Callable 10/16/23 @ 101.72(a) 359,362
35,000 First Quantum Minerals, Ltd., 6.88%, 10/15/27,
Callable 10/16/23 @ 103.44(a) 33,512
5,000 FMG Resources Pty, Ltd., 4.50%, 9/15/27, Callable
6/15/27 @ 100(a) 4,538
180,000 Mineral Resources, Ltd., 8.00%, 11/1/27, Callable
11/1/24 @ 104(a) 176,625
110,000 Mineral Resources, Ltd., 9.25%, 10/1/28, Callable
10/1/25 @ 104.63(a) 110,825
1,284,300
Oil, Gas & Consumable Fuels ( 0 .8% ):
335,000 eG Global Finance plc, 6.75%, 2/7/25, Callable
10/16/23 @ 100(a) 327,463
510,000 eG Global Finance plc, 8.50%, 10/30/25, Callable
11/6/23 @ 100(a) 502,350
145,000 Enbridge, Inc., 4.00%, 10/1/23 144,993
565,000 Meg Energy Corp., 7.13%, 2/1/27, Callable 11/6/23
@ 103.56(a) 572,062
2,500,000 Petroleos Mexicanos, 4.50%, 1/23/26 2,228,125
916,000 Petroleos Mexicanos, 6.84%, 1/23/30, Callable
10/23/29 @ 100 715,625
4,780,000 Petroleos Mexicanos, 5.95%, 1/28/31, Callable
10/28/30 @ 100 3,417,700
2,228,000 Petroleos Mexicanos, 6.75%, 9/21/47 1,314,520
5,000,000 Petroleos Mexicanos, 6.35%, 2/12/48 2,850,000
336,000 Petroleos Mexicanos, 6.95%, 1/28/60, Callable
7/28/59 @ 100 198,660
45,000 Teine Energy, Ltd., 6.88%, 4/15/29, Callable
4/15/24 @ 103.44(a) 41,287
12,312,785
Passenger Airlines ( 0 .0%
†
):
240,000 VistaJet Malta Finance plc/Vista Management
Holding, Inc., 7.88%, 5/1/27, Callable 5/1/24 @
207.88(a) 207,600
215,000 VistaJet Malta Finance plc/Vista Management
Holding, Inc., 6.38%, 2/1/30, Callable 2/1/25 @
103.19(a) 165,819
373,419
Pharmaceuticals ( 0 .0%
†
):
570,000 Bausch Health Cos., Inc., 5.50%, 11/1/25, Callable
11/6/23 @ 100(a) 505,875
Software ( 0 .0%
†
):
60,000 Open Text Corp., 3.88%, 2/15/28, Callable 11/6/23
@ 101.94(a) 52,200
305,000 Open Text Corp., 3.88%, 12/1/29, Callable 12/1/24
@ 101.94(a) 250,100
302,300
Sovereign Bond ( 0 .4% ):
300,000 Abu Dhabi Government International Bond, 3.88%,
4/16/50(a) 223,730
37,622 Argentine Republic Government International Bond,
1.00%, 7/9/29, Callable 11/6/23 @ 100 10,534
342,505 Argentine Republic Government International Bond,
0.75%, 7/9/30, Callable 11/7/23 @ 100 99,755

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Yankee Debt Obligations, continued
Sovereign Bond, continued
$ 627,494 Argentine Republic Government International Bond,
3.62%, 7/9/35, Callable 11/7/23 @ 100 $ 160,795
900,000 Dominican Republic, 5.50%, 1/27/25(a) 891,000
3,150,000 Dominican Republic, 6.00%, 7/19/28(a) 3,000,375
375,000 Indonesia Government International Bond, 4.20%,
10/15/50 285,857
350,000 Qatar Government International Bond, 4.40%,
4/16/50(a) 283,908
200,000 Saudi Government International Bond, 3.25%,
10/22/30(a) 174,762
200,000 Saudi Government International Bond, 4.50%,
4/22/60(a) 152,742
5,283,458
Tobacco ( 0 .0%
†
):
390,000 Imperial Brands Finance plc, 6.13%, 7/27/27,
Callable 6/27/27 @ 100(a) 388,276
Trading Companies & Distributors ( 0 .4% ):
320,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 4.88%, 1/16/24, Callable 12/16/23 @ 100 318,621
2,200,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 2.88%, 8/14/24, Callable 7/14/24 @ 100 2,137,150
1,379,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 1.65%, 10/29/24, Callable 9/29/24 @ 100 1,312,354
163,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 4.45%, 4/3/26, Callable 2/3/26 @ 100 156,099
503,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 2.45%, 10/29/26, Callable 9/29/26 @ 100 450,581
527,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 3.00%, 10/29/28, Callable 8/29/28 @ 100 451,356
564,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 3.30%, 1/30/32, Callable 10/30/31 @ 100 447,266
5,273,427
Transportation Infrastructure ( 0 .0%
†
):
455,000 Seaspan Corp., 5.50%, 8/1/29, Callable 8/1/24 @
102.75(a) 365,137
Wireless Telecommunication Services ( 0 .1% ):
450,000 Millicom International Cellular SA, 6.25%, 3/25/29,
Callable 3/25/24 @ 103.13(a) 381,375
295,000 Millicom International Cellular SA, 4.50%, 4/27/31,
Callable 4/27/26 @ 102.25(a) 209,450
562,000 Rogers Communications, Inc., 3.20%, 3/15/27,
Callable 2/15/27 @ 100 514,359
490,000 Rogers Communications, Inc., 3.80%, 3/15/32,
Callable 12/15/31 @ 100 406,656
1,511,840
Total Yankee Debt Obligations (Cost $76,779,392) 65,470,870
Municipal Bonds ( 0 .2% ):
Illinois ( 0 .2% ):
2,450,000 Illinois State, GO, 5.10%, 6/1/33 2,317,039
New Jersey ( 0 .0%
†
):
339,000 New Jersey Economic Development Authority
Revenue, GO, Series A, 7.43%, 2/15/29 357,865
Total Municipal Bonds (Cost $2,760,892) 2,674,904
Principal Amount Value
U.S. Government Agency Mortgages ( 12 .4% ):
Federal Home Loan Mortgage Corporation ( 3 .1% ):
$ 17,724 2.50%, 6/1/31, Pool #G18604 $ 15,877
24,516 2.50%, 6/1/31, Pool #J34501 22,267
31,457 2.50%, 7/1/31, Pool #V61246 27,981
51,416 2.50%, 8/1/31, Pool #V61273 45,731
139,856 3.50%, 3/1/32, Pool #C91403 127,338
424,127 3.50%, 7/1/32, Pool #C91467 386,158
109,158 2.50%, 12/1/32, Pool #G18669 96,688
25,012 2.50%, 3/1/33, Pool #G18680 22,518
99,828 3.00%, 4/1/33, Pool #G18684 91,536
31,969 3.00%, 5/1/33, Pool #G16550 29,373
82,946 2.50%, 7/1/33, Pool #G16661 74,018
23,112 3.00%, 4/1/34, Pool #G16829 21,538
123,398 3.50%, 10/1/34, Pool #C91793 110,353
411,073 3.00%, 5/1/35, Pool #SB0836 373,883
2,887,773 2.00%, 6/1/35, Pool #QN2416 2,488,924
448,336 1.50%, 8/1/35, Pool #SB8066 374,981
522,524 1.50%, 11/1/35, Pool #SB8073 437,031
490,258 1.50%, 1/1/36, Pool #SB8083 410,022
940,544 1.50%, 2/1/36, Pool #RC1756 787,094
623,719 2.00%, 5/1/36, Pool #QN6400 535,094
1,141,115 2.00%, 5/1/36, Pool #SB8107 978,825
3,078,277 2.50%, 7/1/36, Pool #SB0535 2,735,106
423,501 1.50%, 12/1/36, Pool #SB8131 352,857
865,572 2.50%, 3/1/37, Pool #RC2527 764,108
340,480 4.00%, 5/1/37, Pool #C91938 317,360
24,674 2.50%, 6/1/40, Pool #QK0306 20,754
154,872 4.00%, 11/1/40, Pool #A95150 141,782
31,739 1.50%, 12/1/40, Pool #RB5089 24,077
52,621 1.50%, 2/1/41, Pool #RB5099 40,185
53,327 1.50%, 3/1/41, Pool #RB5104 40,726
484,702 2.00%, 3/1/41, Pool #SC0136 377,432
53,132 1.50%, 4/1/41, Pool #RB5107 40,579
19,553 2.00%, 4/1/41, Pool #RB5108 15,708
712,787 2.00%, 7/1/41, Pool #SC0162 557,419
20,293 2.00%, 7/1/41, Pool #RB5118 16,303
21,244 2.00%, 10/1/41, Pool #RB5131 16,887
88,286 2.50%, 10/1/41, Pool #RB5132 72,753
330,083 2.00%, 11/1/41, Pool #RB5135 265,200
157,298 2.00%, 11/1/41, Pool #QK1180 126,366
168,274 2.50%, 1/1/42, Pool #RB5142 138,681
231,948 4.50%, 10/1/42, Pool #RB5189 215,568
138,157 4.50%, 12/1/42, Pool #RB5198 128,397
433,554 3.50%, 1/1/44, Pool #G07922 382,304
219,216 3.50%, 1/1/44, Pool #G60271 195,831
54,845 4.00%, 2/1/45, Pool #G07949 51,295
50,978 3.50%, 11/1/45, Pool #Q37467 45,410
5,855 4.00%, 4/1/46, Pool #Q39975 5,412
13,271 4.00%, 4/1/46, Pool #V82292 12,251
106,908 3.50%, 9/1/46, Pool #Q43257 94,471
5,670 4.50%, 12/1/46, Pool #Q45028 5,325
162,754 3.00%, 12/1/46, Pool #G60989 137,212
4,657 4.50%, 1/1/47, Pool #Q45635 4,374
8,599 4.50%, 2/1/47, Pool #Q46222 8,079
439,566 2.50%, 4/1/47, Pool #SD0978 349,392
25,600 4.50%, 5/1/47, Pool #Q48095 24,042
17,308 4.50%, 5/1/47, Pool #Q47935 16,247
8,161 4.50%, 5/1/47, Pool #Q47942 7,662
208,249 4.00%, 6/1/47, Pool #Q48877 191,273
32,645 4.50%, 6/1/47, Pool #Q48759 30,657

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 15,864 4.50%, 7/1/47, Pool #Q49393 $ 14,898
83,965 4.50%, 12/1/47, Pool #Q53017 78,635
24,848 4.00%, 2/1/48, Pool #G61343 22,607
11,452 4.00%, 2/1/48, Pool #Q54499 10,485
26,559 4.50%, 4/1/48, Pool #Q55500 24,922
47,730 4.50%, 4/1/48, Pool #Q55660 44,766
20,081 4.50%, 4/1/48, Pool #Q55724 18,834
26,489 4.50%, 5/1/48, Pool #Q55839 24,844
89,713 4.00%, 5/1/48, Pool #Q55992 82,174
134,214 4.00%, 6/1/48, Pool #G67713 123,236
43,090 4.00%, 7/1/48, Pool #Q59935 39,719
22,713 4.50%, 10/1/48, Pool #G67716 21,251
137,578 3.00%, 6/1/49, Pool #ZT2090 114,792
661,514 4.50%, 7/1/49, Pool #RA1171 618,064
136,238 3.00%, 4/1/50, Pool #QA9049 114,031
321,556 2.00%, 6/1/50, Pool #RA2677 249,955
29,518 3.00%, 11/1/50, Pool #SD8108 24,630
409,351 2.50%, 11/1/50, Pool #SD7530 328,715
251,634 3.00%, 12/1/50, Pool #SD8115 209,966
357,954 2.50%, 2/1/51, Pool #RA4575 287,481
2,077,415 2.50%, 2/1/51, Pool #SD7535 1,676,589
333,302 2.50%, 3/1/51, Pool #RA4749 267,679
4,750,018 1.50%, 4/1/51, Pool #SD8139 3,407,104
1,251,884 2.00%, 5/1/51, Pool #SD7541 966,454
74,336 3.00%, 5/1/51, Pool #RA5267 61,926
43,375 2.00%, 5/1/51, Pool #QC1514 33,408
2,023,570 2.50%, 5/1/51, Pool #SD7540 1,629,269
1,726,787 2.50%, 7/1/51, Pool #SD3095 1,371,425
332,794 2.50%, 7/1/51, Pool #RA5574 266,905
24,665 2.00%, 7/1/51, Pool #QC4163 19,039
382,468 3.00%, 9/1/51, Pool #QC6608 317,722
447,002 3.00%, 9/1/51, Pool #QC7496 372,303
86,807 3.00%, 9/1/51, Pool #RA5901 72,306
419,301 3.00%, 10/1/51, Pool #QC9077 349,046
651,398 2.00%, 10/1/51, Pool #RA6076 500,975
97,582 3.00%, 11/1/51, Pool #RA6347 81,313
1,159,380 2.00%, 11/1/51, Pool #RA6241 891,453
396,059 2.00%, 11/1/51, Pool #RA6302 303,611
445,547 3.00%, 11/1/51, Pool #QD1240 370,934
2,035,115 2.50%, 12/1/51, Pool #RA6435 1,630,246
143,755 2.50%, 12/1/51, Pool #SD8183 114,106
616,015 2.50%, 12/1/51, Pool #RA6434 494,958
451,266 2.00%, 12/1/51, Pool #RA6510 347,708
434,351 3.00%, 12/1/51, Pool #QD3200 361,569
244,749 3.00%, 1/1/52, Pool #QD5561 202,892
760,797 2.50%, 1/1/52, Pool #RA6622 609,806
382,993 3.00%, 1/1/52, Pool #RA6604 318,964
984,167 2.00%, 2/1/52, Pool #RA6824 751,881
1,003,712 2.00%, 2/1/52, Pool #RA6823 767,449
968,983 2.00%, 2/1/52, Pool #SD8193 737,834
176,542 3.50%, 2/1/52, Pool #RA6799 152,753
107,505 3.50%, 2/1/52, Pool #RA6700 93,151
116,473 2.00%, 3/1/52, Pool #SD8199 88,618
1,176,504 3.50%, 3/1/52, Pool #RA6987 1,019,377
2,293,534 3.00%, 3/1/52, Pool #RA6988 1,898,720
648,034 3.50%, 3/1/52, Pool #RA6949 561,582
240,909 3.00%, 3/1/52, Pool #SD2219 200,887
674,458 3.50%, 3/1/52, Pool #RA6950 585,949
182,929 3.50%, 4/1/52, Pool #SD0927 160,276
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 185,794 5.00%, 9/1/52, Pool #SD1572 $ 177,007
778,005 4.00%, 10/1/52, Pool #SD1772 701,464
551,147 4.50%, 10/1/52, Pool #SD2467 505,943
288,652 5.00%, 11/1/52, Pool #SD1862 275,351
665,405 5.00%, 12/1/52, Pool #SD1924 632,308
1,960,059 5.50%, 5/1/53, Pool #RA9058 1,913,254
241,459 6.00%, 6/1/53, Pool #RA9276 241,183
988,893 5.50%, 6/1/53, Pool #RA9161 963,441
208,388 6.00%, 6/1/53, Pool #RA9278 207,342
214,888 6.00%, 6/1/53, Pool #RA9277 214,239
47,770,439
Federal National Mortgage Association ( 6 .7% ):
26,440 2.50%, 5/1/31, Pool #BC0919 23,511
38,660 2.50%, 8/1/31, Pool #BC2778 34,377
27,097 2.50%, 10/1/31, Pool #AS8010 24,585
180,170 2.50%, 1/1/32, Pool #BE3032 161,328
30,796 2.50%, 9/1/32, Pool #MA3124 27,300
16,221 3.00%, 3/1/33, Pool #BM4614 14,982
553,639 2.00%, 10/1/35, Pool #BK5705 477,253
496,023 1.50%, 1/1/36, Pool #MA4228 414,839
182,465 1.50%, 2/1/36, Pool #FM6507 152,125
197,987 1.50%, 4/1/36, Pool #MA4302 164,959
288,409 6.00%, 5/1/36, Pool #745512 293,860
331,295 2.00%, 6/1/36, Pool #BP3507 284,166
1,224,818 2.00%, 7/1/36, Pool #MA4383 1,050,652
2,112,583 2.50%, 11/1/36, Pool #CB2246 1,874,243
113,012 2.00%, 12/1/36, Pool #BU1384 96,944
2,423,018 2.00%, 2/1/37, Pool #FS0427 2,074,688
900,000 2.50%, 10/25/38, TBA 791,859
488,996 4.50%, 5/1/39, Pool #FM1194 470,156
38,317 2.50%, 3/1/40, Pool #FM2646 32,193
28,862 2.50%, 5/1/40, Pool #MA4016 24,248
453,567 2.00%, 10/1/40, Pool #MA4176 365,981
164,929 2.00%, 10/1/40, Pool #FM4644 134,024
155,763 2.50%, 11/1/40, Pool #FM9485 129,895
48,555 1.50%, 11/1/40, Pool #MA4175 36,839
48,802 1.50%, 12/1/40, Pool #MA4202 37,022
60,046 2.00%, 12/1/40, Pool #FM5042 47,399
17,478 2.00%, 12/1/40, Pool #MA4204 14,198
10,671 3.50%, 12/1/40, Pool #AH1556 9,434
52,489 1.50%, 1/1/41, Pool #MA4266 40,087
51,182 1.50%, 1/1/41, Pool #MA4231 38,831
18,706 2.00%, 2/1/41, Pool #MA4268 15,029
125,311 2.50%, 2/1/41, Pool #MA4269 103,286
53,492 1.50%, 2/1/41, Pool #MA4286 40,853
19,188 2.00%, 3/1/41, Pool #MA4287 15,415
19,825 2.00%, 4/1/41, Pool #MA4311 15,926
114,599 2.50%, 4/1/41, Pool #MA4312 94,441
198,539 2.00%, 4/1/41, Pool #CB0116 154,544
48,700 2.50%, 5/1/41, Pool #CB0469 40,133
307,712 2.00%, 5/1/41, Pool #MA4333 247,206
20,385 2.00%, 6/1/41, Pool #MA4364 16,234
147,962 2.00%, 6/1/41, Pool #FM7891 122,992
289,673 2.00%, 7/1/41, Pool #CB1071 232,701
136,103 2.00%, 7/1/41, Pool #FM8066 109,356
79,949 2.50%, 7/1/41, Pool #CB2014 65,884
191,795 2.00%, 7/1/41, Pool #CB1069 149,956
171,166 2.50%, 7/1/41, Pool #CB1076 141,054
179,798 2.00%, 8/1/41, Pool #FM8334 144,433

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 20,309 2.00%, 8/1/41, Pool #FM8410 $ 16,311
290,628 2.50%, 8/1/41, Pool #CB1342 239,504
243,578 2.00%, 8/1/41, Pool #FM8393 195,696
174,478 2.00%, 8/1/41, Pool #CB1337 140,165
131,788 2.00%, 9/1/41, Pool #FM8862 105,883
140,857 2.50%, 9/1/41, Pool #FM8850 115,937
160,832 2.50%, 10/1/41, Pool #CB1842 132,504
76,460 2.00%, 10/1/41, Pool #BQ6615 61,416
280,831 2.00%, 10/1/41, Pool #FM9396 225,578
21,026 2.00%, 10/1/41, Pool #MA4446 16,892
133,314 2.00%, 10/1/41, Pool #CB1837 107,112
310,974 2.00%, 11/1/41, Pool #FS0106 249,820
170,713 2.50%, 11/1/41, Pool #FM9558 140,503
111,842 2.50%, 11/1/41, Pool #MA4475 92,175
248,467 2.00%, 11/1/41, Pool #CB2110 199,600
77,750 2.00%, 11/1/41, Pool #BU6530 62,440
352,965 2.00%, 11/1/41, Pool #BQ6743 283,530
205,114 2.00%, 12/1/41, Pool #BU7091 164,806
108,309 2.00%, 12/1/41, Pool #FM9851 87,029
421,944 4.50%, 9/1/42, Pool #MA4766 393,248
30,279 4.00%, 10/1/43, Pool #BM1167 27,780
214,874 4.50%, 3/1/44, Pool #AV0957 201,635
131,096 4.50%, 7/1/44, Pool #AS3062 122,621
148,308 4.50%, 12/1/44, Pool #AS4176 140,114
81,067 4.00%, 5/1/45, Pool #AZ1207 73,101
117,667 4.00%, 6/1/45, Pool #AY8096 106,126
36,238 4.00%, 6/1/45, Pool #AY8126 33,490
21,187 4.00%, 12/1/45, Pool #AS6352 19,544
6,910 4.50%, 1/1/46, Pool #AY3890 6,456
56,457 4.00%, 2/1/46, Pool #BC1578 51,172
2,902 4.50%, 3/1/46, Pool #BC0287 2,718
19,282 4.00%, 4/1/46, Pool #AS7024 17,626
212,391 4.00%, 4/1/46, Pool #AL8468 197,634
78,476 3.00%, 5/1/46, Pool #BC0887 66,686
144,765 4.00%, 6/1/46, Pool #AL9282 131,198
22,529 4.50%, 6/1/46, Pool #BD1238 21,073
78,741 4.00%, 7/1/46, Pool #BC1443 71,991
25,632 4.00%, 9/1/46, Pool #BD1489 23,222
90,594 4.00%, 9/1/46, Pool #BC2843 82,796
84,198 4.00%, 10/1/46, Pool #BC4754 76,957
17,051 4.00%, 10/1/46, Pool #BD7599 15,447
191,632 3.00%, 10/1/46, Pool #AL9371 162,785
38,637 4.50%, 10/1/46, Pool #BE1671 36,097
49,309 4.50%, 11/1/46, Pool #BE2386 46,175
244,102 3.00%, 11/1/46, Pool #BC9026 207,415
241,284 3.00%, 11/1/46, Pool #AL9547 205,063
225,594 3.50%, 12/1/46, Pool #BC9077 198,864
4,582 4.50%, 12/1/46, Pool #BC9079 4,291
98,660 4.50%, 12/1/46, Pool #BE4488 92,387
17,769 4.50%, 1/1/47, Pool #BE7087 16,626
28,999 4.50%, 1/1/47, Pool #BE6506 27,126
46,509 4.50%, 2/1/47, Pool #BE8498 43,358
241,666 2.50%, 2/1/47, Pool #FS0594 192,159
321,324 4.00%, 2/1/47, Pool #AL9779 291,683
88,119 3.00%, 3/1/47, Pool #BM3114 74,866
49,016 2.50%, 3/1/47, Pool #FS0976 38,952
42,466 4.00%, 5/1/47, Pool #BM1277 38,472
8,386 4.50%, 6/1/47, Pool #BE9387 7,846
46,847 4.50%, 6/1/47, Pool #BE3663 43,841
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 5,128 4.00%, 6/1/47, Pool #BH4269 $ 4,645
12,560 4.50%, 6/1/47, Pool #BH0561 11,737
38,754 4.50%, 7/1/47, Pool #BE3749 36,269
22,716 4.00%, 7/1/47, Pool #AS9968 20,585
42,516 4.00%, 4/1/48, Pool #BM3700 38,527
18,595 4.50%, 4/1/48, Pool #BJ5454 17,433
5,979 4.50%, 5/1/48, Pool #BJ5507 5,605
228,053 4.50%, 10/1/48, Pool #CA2432 213,909
56,991 4.50%, 10/25/48, Pool #BM4548 53,739
266,142 4.50%, 12/1/48, Pool #CA2797 251,321
154,639 4.50%, 9/1/49, Pool #FM1534 144,496
215,156 4.00%, 11/1/49, Pool #CA4628 195,540
113,629 3.00%, 1/1/50, Pool #CA5019 95,522
159,528 3.00%, 1/1/50, Pool #MA3905 133,297
468,788 4.00%, 3/1/50, Pool #FM3663 422,492
120,885 3.00%, 4/1/50, Pool #MA3991 100,852
84,506 2.00%, 7/1/50, Pool #FM3897 65,670
118,189 2.00%, 7/1/50, Pool #CA6275 91,333
297,747 2.50%, 8/1/50, Pool #SD0430 239,960
548,716 3.00%, 8/1/50, Pool #FM6118 457,971
47,486 3.00%, 9/1/50, Pool #FM4317 39,600
123,611 3.00%, 9/1/50, Pool #CA6998 103,225
123,192 2.00%, 10/1/50, Pool #CA7323 95,247
146,433 2.50%, 10/1/50, Pool #CA7229 118,244
83,233 2.00%, 11/1/50, Pool #C47616 64,126
45,161 3.00%, 11/1/50, Pool #MA4184 37,678
416,422 3.00%, 12/1/50, Pool #MA4211 347,350
136,193 3.00%, 12/1/50, Pool #FM7827 113,692
202,134 2.50%, 1/1/51, Pool #FM5651 161,942
231,659 3.00%, 1/1/51, Pool #MA4239 193,257
2,026,088 2.00%, 3/1/51, Pool #MA4281 1,548,726
246,686 2.00%, 3/1/51, Pool #BR5458 188,426
989,851 2.50%, 4/1/51, Pool #FM6540 813,304
4,197,533 3.00%, 4/1/51, Pool #BR9775 3,494,252
1,973,714 2.00%, 4/1/51, Pool #MA4305 1,503,782
546,138 3.00%, 5/1/51, Pool #CB0531 454,772
447,137 2.50%, 5/1/51, Pool #CB0388 359,176
205,726 2.50%, 5/1/51, Pool #CB0511 165,202
434,109 2.50%, 5/1/51, Pool #MA4326 345,958
1,254,329 3.00%, 6/1/51, Pool #CB0850 1,050,696
42,514 2.00%, 7/1/51, Pool #BQ1010 32,685
19,707 2.00%, 7/1/51, Pool #BT1461 15,178
760,640 2.50%, 7/1/51, Pool #CB0997 610,861
484,874 3.00%, 7/1/51, Pool #FM8077 403,745
95,806 2.50%, 8/1/51, Pool #MA4399 76,350
2,878,191 2.00%, 8/1/51, Pool #CB1572 2,191,799
470,872 2.50%, 8/1/51, Pool #CB1384 378,185
343,829 2.50%, 9/1/51, Pool #CB1549 276,131
911,832 2.50%, 10/1/51, Pool #MA4438 723,831
465,989 2.00%, 10/1/51, Pool #CB1799 361,988
44,206 3.00%, 10/1/51, Pool #CB1878 36,749
617,181 2.00%, 10/1/51, Pool #CB1801 475,603
371,403 2.50%, 11/1/51, Pool #FM9505 298,372
491,184 2.00%, 11/1/51, Pool #FM9539 378,592
1,148,310 2.50%, 11/1/51, Pool #MA4466 911,494
491,070 2.50%, 11/1/51, Pool #FM9517 391,234
783,629 2.00%, 11/1/51, Pool #FM9568 604,995
1,225,617 2.50%, 11/1/51, Pool #FM9501 984,042
989,840 2.00%, 12/1/51, Pool #CB2349 762,887

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 1,506,639 2.50%, 12/1/51, Pool #FM9865 $ 1,209,498
376,871 2.50%, 12/1/51, Pool #CB2321 302,755
352,160 2.50%, 12/1/51, Pool #CB2320 282,794
400,423 3.00%, 12/1/51, Pool #BT9503 333,487
355,234 2.00%, 12/1/51, Pool #CB2350 273,097
842,779 2.50%, 12/1/51, Pool #CB2289 677,103
332,369 2.50%, 12/1/51, Pool #CB2376 266,914
95,546 3.00%, 12/1/51, Pool #FM9777 79,408
270,691 2.00%, 12/1/51, Pool #CB2347 208,921
268,074 2.00%, 12/1/51, Pool #CB2348 206,574
325,297 3.50%, 1/1/52, Pool #MA4514 285,071
649,080 2.00%, 1/1/52, Pool #FS0288 496,168
255,275 3.00%, 1/1/52, Pool #CB2662 213,333
143,853 2.50%, 1/1/52, Pool #MA4512 114,317
1,509,978 2.00%, 1/1/52, Pool #FS0286 1,163,566
95,507 3.50%, 1/1/52, Pool #CB2679 83,620
1,784,633 2.50%, 1/1/52, Pool #FS1648 1,418,684
1,553,366 2.00%, 2/1/52, Pool #CB2842 1,192,803
95,925 3.00%, 2/1/52, Pool #CB2886 79,993
182,412 3.50%, 2/1/52, Pool #CB2905 157,760
289,672 3.50%, 2/1/52, Pool #CB2906 250,255
888,383 3.00%, 2/1/52, Pool #FS0631 743,926
486,510 3.50%, 3/1/52, Pool #CB3128 421,493
410,951 3.50%, 3/1/52, Pool #CB3174 355,951
621,284 3.00%, 3/1/52, Pool #BV0350 514,555
382,642 2.50%, 3/1/52, Pool #BV4139 306,361
28,127 2.50%, 4/1/52, Pool #CB3356 22,328
699,584 4.00%, 4/1/52, Pool #FS1647 629,678
324,111 2.50%, 7/1/52, Pool #CB4274 257,510
665,854 4.50%, 7/1/52, Pool #CB4064 620,053
601,494 5.00%, 9/1/52, Pool #CB4682 571,560
378,709 5.50%, 10/1/52, Pool #CB4843 366,536
232,240 4.50%, 10/1/52, Pool #BX0507 213,538
47,307 5.00%, 10/1/52, Pool #CB4893 44,951
446,340 4.50%, 10/1/52, Pool #BX1265 410,398
279,692 5.00%, 11/1/52, Pool #FS3248 265,782
1,461,631 4.50%, 11/1/52, Pool #BX1765 1,342,651
474,274 5.00%, 11/1/52, Pool #CB5128 451,994
144,407 5.00%, 11/1/52, Pool #FS3295 137,026
336,486 5.00%, 12/1/52, Pool #MA4841 317,641
144,114 5.00%, 12/1/52, Pool #CB5273 136,931
949,101 2.50%, 1/1/53, Pool #MA4910 753,533
521,873 2.50%, 5/1/53, Pool #FS4919 414,274
298,587 6.00%, 6/1/53, Pool #CB6539 297,685
783,403 5.50%, 6/1/53, Pool #CB6527 763,238
393,826 6.00%, 6/1/53, Pool #CB6538 393,375
2,150,000 2.50%, 10/25/53, TBA 1,705,891
7,525,000 4.00%, 10/25/53, TBA 6,700,777
700,000 1.50%, 10/25/53, TBA 501,813
2,200,000 3.00%, 10/25/53, TBA 1,819,125
500,000 5.00%, 10/25/53, TBA 471,719
1,175,000 2.00%, 10/25/53, TBA 893,000
3,050,000 3.50%, 10/25/53, TBA 2,623,477
3,000,000 3.00%, 11/25/53, TBA 2,483,555
4,600,000 2.50%, 11/25/53, TBA 3,654,844
5,400,000 3.50%, 11/25/53, TBA 4,647,797
19,825,000 2.00%, 11/25/53, TBA 15,091,781
101,656,110
Principal Amount Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association ( 2 .6% ):
$ 15,800 4.00%, 10/20/40, Pool #G24833 $ 14,627
47,569 4.00%, 1/20/41, Pool #4922 44,039
50,197 4.00%, 8/15/41, Pool #430354 45,816
545,896 4.00%, 1/20/42, Pool #5280 505,369
74,056 4.00%, 11/20/42, Pool #MA0535 68,550
176,307 3.00%, 12/20/42, Pool #AA5872 150,331
21,936 3.50%, 3/20/43, Pool #AD8884 19,562
114,939 3.00%, 3/20/43, Pool #AA6146 98,674
50,213 3.00%, 3/20/43, Pool #AD8812 43,228
8,353 3.50%, 4/20/43, Pool #AB9891 7,449
22,615 3.50%, 4/20/43, Pool #AD9075 20,169
46,739 4.00%, 5/20/46, Pool #MA3664 43,206
234,400 3.00%, 12/20/46, Pool #MA4126 202,349
41,484 4.00%, 1/15/47, Pool #AX5857 38,467
36,278 4.00%, 1/15/47, Pool #AX5831 32,902
332,134 3.00%, 1/20/47, Pool #MA4195 286,734
138,540 4.00%, 3/20/47, Pool #MA4322 127,616
77,585 4.00%, 4/20/47, Pool #784303 71,165
23,521 4.00%, 4/20/47, Pool #MA4383 21,666
79,151 4.00%, 4/20/47, Pool #784304 72,595
16,606 3.50%, 2/20/48, Pool #MA5019 14,646
13,756 4.00%, 4/20/48, Pool #BG3507 12,610
13,529 4.00%, 4/20/48, Pool #BG7744 12,388
2,756 3.50%, 12/20/49, Pool #BR8984 2,424
2,673 3.50%, 12/20/49, Pool #BR8987 2,379
6,929 3.50%, 12/20/49, Pool #BR8985 6,134
566,313 2.00%, 11/20/50, Pool #MA6994 451,409
992,349 2.00%, 1/20/51, Pool #MA7135 785,512
1,729,298 2.00%, 2/20/51, Pool #MA7192 1,369,645
1,058,363 2.50%, 7/20/51, Pool #MA7472 867,433
872,788 2.50%, 9/20/51, Pool #MA7589 714,073
64,988 2.50%, 12/20/51, Pool #MA7767 53,169
5,075,000 2.50%, 10/20/53, TBA 4,148,020
3,675,000 3.00%, 10/20/53, TBA 3,114,563
1,900,000 5.50%, 10/20/53, TBA 1,843,594
1,250,000 4.00%, 10/20/53, TBA 1,125,977
5,100,000 3.50%, 10/20/53, TBA 4,468,875
3,200,000 4.50%, 10/20/53, TBA 2,954,000
9,000,000 2.00%, 10/20/53, TBA 7,104,375
2,400,000 5.00%, 10/20/53, TBA 2,274,375
3,450,000 3.00%, 11/20/53, TBA 2,926,301
3,500,000 2.50%, 11/20/53, TBA 2,863,984
39,030,400
Total U.S. Government Agency Mortgages (Cost $206,327,947) 188,456,949
U.S. Treasury Obligations ( 19 .3% ):
U.S. Treasury Bonds ( 6 .2% ):
32,428,000 1.75%, 8/15/41 20,166,162
3,796,700 3.38%, 8/15/42 3,074,141
1,605,300 3.00%, 2/15/47 1,176,384
34,653,000 2.00%, 8/15/51 19,968,791
6,906,000 1.88%, 11/15/51 3,843,621
7,300,000 2.25%, 2/15/52 4,472,391
3,500,000 2.88%, 5/15/52 2,478,437
15,000,000 3.63%, 2/15/53 12,393,750
27,993,000 4.13%, 8/15/53 25,386,152
92,959,829
U.S. Treasury Notes ( 13 .1% ):
52,500,000 0.75%, 5/31/26 47,143,359

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of September 30, 2023 .
Principal Amount Value
U.S. Treasury Obligations, continued
U.S. Treasury Notes, continued
$ 18,472,000 1.25%, 12/31/26 $ 16,546,871
5,255,200 1.25%, 5/31/28 4,514,545
17,310,000 1.25%, 9/30/28 14,716,205
26,000,000 4.00%, 2/28/30 25,081,875
2,800,000 3.63%, 3/31/30 2,642,063
19,600,000 3.75%, 5/31/30 18,613,875
19,672,000 2.88%, 5/15/32 17,268,327
8,600,000 4.13%, 11/15/32 8,296,313
32,000,000 3.50%, 2/15/33 29,370,000
12,800,000 3.38%, 5/15/33 11,612,000
3,276,000 3.88%, 8/15/33 3,096,332
198,901,765
Total U.S. Treasury Obligations (Cost $348,667,227) 291,861,594
Shares Value
Short-Term Security Held as Collateral for Securities on Loan
( 0 .5% ):
$ 8,215,379 BlackRock Liquidity FedFund, Institutional Class,
4.36%(d)(e) $ 8,215,379
Total Short-Term Security Held as Collateral for Securities on Loan
(Cost $8,215,379) 8,215,379
Unaffiliated Investment Company ( 2 .1% ):
Money Markets ( 2 .1% ):
31,529,358 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 5.24%(e) 31,529,358
Total Unaffiliated Investment Company (Cost $31,529,358) 31,529,358
Total Investment Securities
(Cost $1,669,678,487) — 105.2% 1,592,537,995
Net other assets (liabilities) — (5.2)% (78,205,073)
Net Assets — 100.0% $ 1,514,332,922
GO - General Obligation
H15T1Y - 1 Year Treasury Constant Maturity Rate
H15T5Y - 5 Year Treasury Constant Maturity Rate
LIBOR - London Interbank Offered Rate
MTN - Medium Term Note
SOFR - Secured Overnight Financing Rate
TSFR1M - Term Secured Overnight Financing Rate 1 Month
TSFR3M - Term Secured Overnight Financing Rate 3 Month
TBA - To Be Announced Security
US0003M - 3 Month US Dollar LIBOR
USISDA05 - 5 Year ICE Swap Rate
† Represents less than 0.05%.
* Non-income producing security.
(a) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(b) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at
September 30, 2023.
(c) Security was valued using significant unobservable inputs as of September 30, 2023.
(d) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2023.
(e) The rate represents the effective yield at September 30, 2023.
Amounts shown as “—“ are either $0 or round to less than $1.
Futures Contracts
At September 30, 2023, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar) 12/15/23 38 $ 8,218,450 $ (333,383)
$ (333,383)

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks (0.3%):
Diversified Telecommunication Services (0.0%
†
):
13 Intelsat SA $ 274
Electric Utilities (0.0%
†
):
2,577 PG&E Corp.* 41,567
Oil, Gas & Consumable Fuels (0.3%):
22 Amplify Energy Corp.* 162
5,889 Sanchez Energy Corp.* 502,654
502,816
Total Common Stocks (Cost $177,625) 544,657
Contracts a
Warrant (0.0%
†
):
Oil, Gas & Consumable Fuels (0.0%
†
):
95 California Resources Corp., 10/27/24 2,025
Total Warrant (Cost $—) 2,025
Shares
Rights (0.0%
†
):
Financial Services (0.0%
†
):
1 Intelsat Jackson Holdings SA, Expires on 2/23/23 34
1 Intelsat Jackson Holdings SA, Expires on 2/23/23 9
Total Rights (Cost $–) 43
Principal Amount
Asset Backed Securities (3.8%):
$ 493,719 Aaset Trust, Class A, Series 2021-2A, 2.80%,
1/15/47(a) 411,210
259,745 Aaset Trust, Class A, Series 2021-1A, 2.95%,
11/16/41(a) 227,867
305,461 Aaset Trust, Class A, Series 2019-2, 3.38%,
10/16/39(a) 257,133
138,939 Aaset Trust, Class A, Series 2020-1A, 4.34%,
1/16/40(a) 71,570
112,732 Aaset Trust, Class A, Series 2020-1A, 3.35%,
1/16/40(a) 93,459
118,084 Aaset Trust, Class A, Series 2019-1, 3.84%,
5/15/39(a) 94,769
192,083 Aaset Trust, Class A, Series 2018-1A, 3.84%,
1/16/38(a) 123,895
163,956 Aaset Trust, Class A, Series 2017-1A, 3.97%,
5/16/42(a) 145,748
390,478 Blackbird Capital Aircraft, Class A, Series 2021-1A,
2.44%, 7/15/46, Callable 7/15/28 @ 100(a) 332,177
38,026 Blackbird Capital Aircraft, Class AA, Series 2016-1A,
2.49%, 12/16/41, Callable 12/15/24 @ 100(a)(b) 36,753
510,033 Blackbird Capital Aircraft, Class A, Series 2016-1A,
4.21%, 12/16/41, Callable 12/15/24 @ 100(a)(b) 475,310
186,315 Castlelake Aircraft Structured Trust, Class B, Series
2019-1, 5.10%, 4/15/39(a) 119,769
305,972 Castlelake Aircraft Structured Trust, Class A, Series
2019-1, 3.97%, 4/15/39(a) 272,105
127,008 Castlelake Aircraft Structured Trust, Class A, Series
2021-1A, 3.47%, 1/15/46(a) 115,534
181,184 Castlelake Aircraft Structured Trust, Class A, Series
2018-1A, 4.13%, 6/15/43(a) 166,395
514,576 CF Hippolyta LLC, Class A1, Series 2021-A, 1.53%,
3/15/61, Callable 3/15/24 @ 100(a) 451,457
Principal Amount Value
Asset Backed Securities, continued
$ 193,652 Horizon Aircraft Finance, Ltd., Class A, Series 2018-
1, 4.46%, 12/15/38(a) $ 165,594
185,479 Horizon Aircraft Finance, Ltd., Class A, Series 2019-
1, 3.72%, 7/15/39(a) 159,678
213,745 Planet Fitness Master Issuer LLC, Class A2II, Series
2022-1A, 4.01%, 12/5/51, Callable 12/5/27 @
100(a) 168,931
250,190 Planet Fitness Master Issuer LLC, Class A2I, Series
2022-1A, 3.25%, 12/5/51, Callable 12/5/24 @
100(a) 223,831
324,363 Planet Fitness Master Issuer LLC, Class A2, Series
1A, 3.86%, 12/5/49, Callable 12/5/25 @ 100(a) 270,410
312,281 Project Silver, Class A, Series 2019-1, 3.97%,
7/15/44(a) 267,309
293,848 Sapphire Aviation Finance, Ltd., Class A, Series
2020-1A, 3.23%, 3/15/40(a) 248,651
225,930 Sapphire Aviation Finance, Ltd., Class B, Series
2020-1A, 4.34%, 3/15/40(a) 161,544
238,182 Thunderbolt Aircraft Lease, Ltd., Class A, Series
2017-A, 4.21%, 5/17/32, Callable 4/15/24 @ 100(a)
(b) 219,134
455,682 Thunderbolt Aircraft Lease, Ltd., Class A, Series
2019-1, 3.67%, 11/15/39(a) 384,189
406,864 Thunderbolt II Aircraft Lease, Ltd., Class A, Series
2018, 4.15%, 9/15/38(a)(b) 329,885
Total Asset Backed Securities (Cost $7,115,584) 5,994,307
Collateralized Mortgage Obligations (11.2%):
273,000 Allegro CLO XIII, Ltd., Class A, Series 2021-1A,
6.73%(TSFR3M+140bps), 7/20/34, Callable
10/20/23 @ 100(a) 270,486
254,000 Allegro CLO XV, Ltd., Class A, Series 2022-1A,
6.83%(TSFR3M+150bps), 7/20/35, Callable
7/20/24 @ 100(a) 252,864
250,000 Ares CLO, Ltd., Class AR2, Series 2015-2A,
6.82%(TSFR3M+151bps), 4/17/33, Callable
10/17/23 @ 100(a) 248,702
408,000 Ares LVIII CLO, Ltd., Class AR, Series 2020-58A,
6.64%(TSFR3M+133bps), 1/15/35, Callable
1/15/24 @ 100(a) 402,144
100,000 BAMLL Commercial Mortgage Securities Trust, Class
BNM, Series 2019-BPR, 3.47%, 11/5/32(a) 83,334
273,000 BAMLL Commercial Mortgage Securities Trust, Class
ANM, Series 2019-BPR, 3.11%, 11/5/32(a) 258,511
227,000 BAMLL Commercial Mortgage Securities Trust, Class
A, Series 2022-DKLX, 6.48%(TSFR1M+115bps),
1/15/39(a) 220,976
100,000 BAMLL Commercial Mortgage Securities Trust, Class
C, Series 2022-DKLX, 7.48%(TSFR1M+215bps),
1/15/39(a) 96,273
201,000 BFLD Trust, Class A, Series 2020-OBRK,
7.50%(TSFR1M+216bps), 11/15/28(a) 200,787
197,000 BPR Trust, Class B, Series 2022-OANA,
7.78%(TSFR1M+245bps), 4/15/37(a) 191,860
140,142 BX Commercial Mortgage Trust, Class C, Series
2022-LP2, 6.89%(TSFR1M+156bps), 2/15/39(a) 136,471
140,142 BX Commercial Mortgage Trust, Class D, Series
2022-LP2, 7.29%(TSFR1M+196bps), 2/15/39(a) 136,073

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 400,000 BX Commercial Mortgage Trust, Class A, Series
2019-IMC, 6.45%(TSFR1M+105bps), 4/15/34(a) $ 396,924
176,000 BX Commercial Mortgage Trust, Class C, Series
2019-IMC, 7.05%(TSFR1M+165bps), 4/15/34(a) 173,519
140,142 BX Commercial Mortgage Trust, Class B, Series
2022-LP2, 6.64%(TSFR1M+131bps), 2/15/39(a) 136,389
185,000 BX Commercial Mortgage Trust, Class D, Series
2019-IMC, 7.35%(TSFR1M+195bps), 4/15/34(a) 182,238
238,850 BX Commercial Mortgage Trust, Class C, Series
2019-XL, 6.70%(TSFR1M+136bps), 10/15/36(a) 237,056
339,150 BX Commercial Mortgage Trust, Class D, Series
2019-XL, 6.90%(TSFR1M+156bps), 10/15/36(a) 336,197
476,000 BX Commercial Mortgage Trust, Class E, Series
2019-XL, 7.25%(TSFR1M+191bps), 10/15/36(a) 471,389
266,000 BX Commercial Mortgage Trust, Class B, Series
2019-IMC, 6.75%(TSFR1M+135bps), 4/15/34(a) 262,591
100,000 BX Mortgage Trust, Class D, Series 2021-PAC,
6.74%(TSFR1M+141bps), 10/15/36(a) 95,968
302,000 BX Mortgage Trust, Class E, Series 2021-PAC,
7.39%(TSFR1M+206bps), 10/15/36(a) 289,918
100,000 BX Mortgage Trust, Class C, Series 2021-PAC,
6.55%(TSFR1M+121bps), 10/15/36(a) 96,749
31,283 BX Trust, Class D, Series 2022-IND,
8.17%(TSFR1M+284bps), 4/15/24(a) 30,273
36,898 BX Trust, Class C, Series 2022-IND,
7.62%(TSFR1M+229bps), 4/15/24(a) 36,063
146,818 Cascade Funding Mortgage Trust, Class A, Series
2021-HB6, 0.90%, 6/25/36(a)(b) 142,234
336,000 Cedar Funding VI CLO, Ltd., Class AAA, Series 2016-
6A, 6.64%(TSFR3M+131bps), 4/20/34, Callable
10/20/23 @ 100(a) 331,800
264,000 Cedar Funding X CLO, Ltd., Class AR, Series 2019-
10A, 6.69%(TSFR3M+136bps), 10/20/32, Callable
10/20/23 @ 100(a) 261,915
250,000 Cedar Funding XII CLO, Ltd., Class A1R, Series
2020-12A, 6.74%(TSFR3M+139bps), 10/25/34,
Callable 10/25/23 @ 100(a) 247,790
387,000 Cedar Funding XV CLO, Ltd., Class A, Series 2022-
15A, 6.65%(TSFR3M+132bps), 4/20/35, Callable
4/20/24 @ 100(a) 383,694
328,000 Columbia Cent CLO 29, Ltd., Class AR, Series 2020-
29A, 6.76%(TSFR3M+143bps), 10/20/34, Callable
10/20/23 @ 100(a) 322,807
580,000 Columbia Cent CLO 30, Ltd., Class A1, Series 2020-
30A, 6.90%(TSFR3M+157bps), 1/20/34, Callable
10/20/23 @ 100(a) 576,964
440,000 Columbia Cent CLO 31, Ltd., Class A1, Series 2021-
31A, 6.79%(TSFR3M+146bps), 4/20/34, Callable
10/20/23 @ 100(a) 435,763
115,512 Credit Suisse Mortgage Capital Certificates, Class A,
Series 2020-NET, 2.26%, 8/15/37(a) 103,462
1,384,000 CSMC Trust, Class D, Series 2017-PFHP,
7.63%(TSFR1M+230bps), 12/15/30(a) 1,310,074
128,000 CSMC Trust, Class D, Series 2018, 4.78%,
4/15/36(a) 122,794
100,000 CSMC Trust, Class C, Series 2018, 4.78%,
4/15/36(a) 97,116
309,000 CSMC Trust, Class A, Series 2018, 4.28%,
4/15/36(a) 301,876
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 100,000 CSMC Trust, Class B, Series 2018, 4.53%,
4/15/36(a) $ 97,400
250,000 Dryden 98 CLO, Ltd., Class A, Series 2022-98A,
6.63%(TSFR3M+130bps), 4/20/35, Callable
4/20/24 @ 100(a) 246,535
250,000 Eaton Vance CLO, Ltd., Class A13R, Series 2013-
1A, 6.82%(TSFR3M+151bps), 1/15/34, Callable
10/15/23 @ 100(a) 248,832
378,000 Eaton Vance CLO, Ltd., Class AR, Series 2020-2A,
6.72%(TSFR3M+141bps), 1/15/35, Callable
1/15/24 @ 100(a) 373,944
128,316 Extended Stay America Trust, Class D, Series 2021-
ESH, 7.70%(TSFR1M+236bps), 7/15/38(a) 126,230
95,049 Extended Stay America Trust, Class C, Series 2021-
ESH, 7.15%(TSFR1M+181bps), 7/15/38(a) 93,623
250,000 Flatiron CLO 19, Ltd., Class AR, Series 2019-1A,
6.71%(TSFR3M+134bps), 11/16/34, Callable
11/16/23 @ 100(a) 247,917
250,000 Flatiron CLO 21, Ltd., Class A1, Series 2021-1A,
6.69%(US0003M+111bps), 7/19/34, Callable
10/19/23 @ 100(a) 248,374
100,000 GS Mortgage Securities Corp. Trust, Class B, Series
2021-IP, 6.60%(TSFR1M+126bps), 10/15/36(a) 93,276
250,000 Invesco CLO, Ltd., Class A, Series 2021-3A,
6.74%(TSFR3M+139bps), 10/22/34, Callable
10/22/23 @ 100(a) 247,774
63,000 J.P. Morgan Chase Commercial Mortgage Securities
Trust, Class CFX, Series 2018-WPT, 4.95%, 7/5/33,
Callable 7/5/25 @ 100(a) 53,011
133,000 J.P. Morgan Chase Commercial Mortgage Securities
Trust, Class EFX, Series 2018-WPT, 5.54%, 7/5/33,
Callable 7/5/25 @ 100(a)(b) 106,435
97,000 J.P. Morgan Chase Commercial Mortgage Securities
Trust, Class DFX, Series 2018-WPT, 5.35%, 7/5/33,
Callable 7/5/25 @ 100(a) 80,219
506,000 KKR CLO 41, Ltd., Class A1, Series 2022-41A,
6.64%(TSFR3M+133bps), 4/15/35, Callable
4/15/24 @ 100(a) 499,515
98,297 Life Mortgage Trust, Class D, Series 2021-BMR,
6.85%(TSFR1M+151bps), 3/15/38(a) 95,104
173,000 Life Mortgage Trust, Class D, Series 2022-BMR2,
7.87%(TSFR1M+254bps), 5/15/39, Callable
5/15/24 @ 100(a) 165,103
98,297 Life Mortgage Trust, Class E, Series 2021-BMR,
7.20%(TSFR1M+186bps), 3/15/38(a) 94,602
98,297 Life Mortgage Trust, Class C, Series 2021-BMR,
6.55%(TSFR1M+121bps), 3/15/38(a) 95,464
194,000 Life Mortgage Trust, Class C, Series 2022-BMR2,
7.43%(TSFR1M+209bps), 5/15/39, Callable
5/15/24 @ 100(a) 188,664
369,000 Madison Park Funding LII, Ltd., Class A, Series
2021-52A, 6.71%(TSFR3M+136bps), 1/22/35,
Callable 1/22/24 @ 100(a) 365,973
400,000 Magnetite XXX, Ltd., Class A, Series 2021-30A,
6.74%(TSFR3M+139bps), 10/25/34, Callable
10/25/23 @ 100(a) 397,822
593,000 Morgan Stanley Capital I Trust, Class A, Series
2019-Mead, 3.17%, 11/10/36, Callable 11/10/24
@ 100(a) 545,692

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 723,200 Morgan Stanley Capital I Trust, Class C, Series
2018-BOP, 6.88%(TSFR1M+155bps), 6/15/35(a) $ 501,340
86,000 Morgan Stanley Capital I Trust, Class B, Series
2019-Mead, 3.18%, 11/10/36, Callable 11/10/24
@ 100(a) 78,507
300,000 Morgan Stanley Capital I Trust, Class B, Series
2018-BOP, 6.63%(TSFR1M+130bps), 6/15/35(a) 252,066
82,000 Morgan Stanley Capital I Trust, Class C, Series
2019-Mead, 3.28%, 11/10/36, Callable 11/10/24
@ 100(a)(b) 74,057
24,835 Prima Capital CRE Securitization, Class A, Series
2021-9A, 6.89%(TSFR1M+156bps), 12/15/37,
Callable 5/25/24 @ 100(a) 24,758
420,000 RR 7, Ltd., Class A1AB, Series 2019-7A,
6.65%(TSFR3M+134bps), 1/15/37, Callable
10/15/23 @ 100(a) 415,295
53,000 SPGN Mortgage Trust, Class C, Series 2022-TFLM,
7.98%(TSFR1M+265bps), 2/15/39, Callable
2/15/24 @ 100(a) 50,158
103,000 SPGN Mortgage Trust, Class B, Series 2022-TFLM,
7.33%(TSFR1M+200bps), 2/15/39, Callable
2/15/24 @ 100(a) 98,764
100,000 SREIT Trust, Class D, Series 2021-MFP,
7.02%(TSFR1M+169bps), 11/15/38(a) 97,073
146,000 SREIT Trust, Class C, Series 2021-MFP,
6.78%(TSFR1M+144bps), 11/15/38(a) 142,260
350,000 Symphony CLO XXVI, Ltd., Class AR, Series 2021-
26A, 6.67%(TSFR3M+134bps), 4/20/33, Callable
10/20/23 @ 100(a) 347,128
20,000 VLS Commercial Mortgage Trust, Class B, Series
2020-LAB, 2.45%, 10/10/42(a) 15,092
250,000 Voya CLO, Ltd., Class A1R, Series 2020-2A,
6.74%(TSFR3M+142bps), 7/19/34, Callable
10/19/23 @ 100(a) 248,287
250,000 Voya CLO, Ltd., Class AR, Series 2020-1A,
6.72%(US0003M+115bps), 7/16/34, Callable
10/16/23 @ 100(a) 246,481
516,000 Voya CLO, Ltd., Class A, Series 2019-2,
6.86%(TSFR3M+153bps), 7/20/32, Callable
10/20/23 @ 100(a) 515,248
Total Collateralized Mortgage Obligations (Cost $18,438,075) 17,700,067
Convertible Bonds (0.1%):
Media (0.1%):
35,000 DISH Network Corp., 2.38%, 3/15/24 33,603
89,000 DISH Network Corp., 3.38%, 8/15/26 54,590
Total Convertible Bonds (Cost $118,426) 88,193
Bank Loans (0.4%):
Construction & Engineering (0.0%
†
):
50,000 Convergint Tech Term 2Ln, 12.07% (Term
SOFR+675bps ), 3/31/29 44,000
9,800 Convergint Tech Term B 1Ln, 9.07% (Term
SOFR+375bps ), 3/31/28 9,619
53,619
Consumer Discretionary Products (0.0%
†
):
10,000 Tory BurchTerm B 1Ln, 8.57% (Term
SOFR+325bps ), 4/16/28 9,848
Principal Amount Value
Bank Loans, continued
Diversified Consumer Services (0.1%):
$ 5,000 Ascend Learning Term 2Ln, 11.07% (Term
SOFR+575bps ), 12/10/29 $ 4,248
73,875 Ascend Learning Term B 1Ln, 8.82% (Term
SOFR+350bps ), 12/10/28 70,331
74,579
Health Care Providers & Services (0.1%):
104,470 Cano Health Term B 1Ln, 9.32% (Term
SOFR+400bps ), 11/23/27 66,570
Hotels, Restaurants & Leisure (0.1%):
108,350 City Football Group Term B 1Ln, 8.32% (Term
SOFR+300bps ), 7/21/28 107,673
75,095 Diamond Sports Group Term 2Ln, 5.32% (Term
SOFR+0bps ), 8/24/26 1,689
109,362
Industrial Products (0.0%
†
):
49,625 Westinghouse Term 1Ln, 9.07% (Term
SOFR+375bps ), 8/1/25 49,687
Industrial Services (0.0%
†
):
10,000 Brandsafway Term B 1Ln, 5.32% (Term
SOFR+0bps ), 8/1/30 9,728
Media (0.0%
†
):
19,800 Authentic Brands Term B1 1Ln, 8.82% (Term
SOFR+350bps ), 12/21/28 19,754
Software (0.0%
†
):
1,255 Finastra Term 1Ln, 12.57% (Term SOFR+725bps ),
9/13/29 1,230
53,745 Finastra Term 1Ln, 12.57% (Term SOFR+725bps ),
9/13/29 52,670
6,771 Ion Analytics Term 1Ln, 9.32% (Term
SOFR+400bps ), 2/16/28 6,666
60,566
Software & Computer Services (0.0%
†
):
55,000 UKG Term 2Ln, 10.57% (Term SOFR+525bps ),
5/3/27 54,863
Software & Tech Services (0.1%):
48,541 Athenahealth Term B 1Ln, 8.57% (Term
SOFR+325bps ), 2/15/29 47,556
124,688 Nielsen Holdings Term B 1Ln, 10.32% (Term
SOFR+500bps ), 4/11/29 111,959
159,515
Total Bank Loans (Cost $749,237) 668,091
Corporate Bonds (30.4%):
Aerospace & Defense (0.5%):
214,000 Boeing Co. (The), 5.15%, 5/1/30, Callable 2/1/30
@ 100 204,669
100,000 Boeing Co. (The), 5.71%, 5/1/40, Callable 11/1/39
@ 100 91,890
200,000 Boeing Co. (The), 5.81%, 5/1/50, Callable 11/1/49
@ 100 182,546
55,000 BWX Technologies, Inc., 4.13%, 6/30/28, Callable
11/6/23 @ 102.06(a) 48,606
30,000 Howmet Aerospace, Inc., 5.95%, 2/1/37 28,125
30,000 Moog, Inc., 4.25%, 12/15/27, Callable 11/6/23 @
103.19(a) 26,963

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Aerospace & Defense, continued
$ 55,000 TransDigm, Inc., 7.50%, 3/15/27, Callable 11/6/23
@ 101.88 $ 54,931
160,000 TransDigm, Inc., 5.50%, 11/15/27, Callable 11/6/23
@ 102.75 150,000
787,730
Air Freight & Logistics (0.1%):
45,000 Cargo Aircraft Management, Inc., 4.75%, 2/1/28,
Callable 10/23/23 @ 102.38(a) 40,162
45,000 Forward Air Corp., 9.50%, 10/15/31, Callable
10/15/26 @ 104.75(a) 45,000
38,000 XPO Logistics, Inc., 6.25%, 5/1/25, Callable 11/6/23
@ 101.56(a) 37,335
122,497
Automobile Components (0.0%
†
):
20,000 Clarios Global LP/Clarios US Finance Co., 6.75%,
5/15/28, Callable 5/15/25 @ 103.38(a) 19,525
25,000 Dana, Inc., 4.50%, 2/15/32, Callable 2/15/27 @
102.25 19,375
38,900
Automobiles (0.0%
†
):
30,000 Thor Industries, Inc., 4.00%, 10/15/29, Callable
10/15/24 @ 102(a) 24,600
Banks (3.1%):
612,000 Bank of America Corp., Series L, 3.95%, 4/21/25 591,001
128,000 Bank of America Corp., Series G, 4.45%, 3/3/26 123,295
790,000 Bank of America Corp., 5.02% (SOFR+216 bps),
7/22/33, Callable 7/22/32 @ 100 728,488
120,000 CIT Group, Inc., 6.13%, 3/9/28 118,698
770,000 Citigroup, Inc., 4.30%, 11/20/26 730,169
150,000 Citigroup, Inc., 4.91% (SOFR+209 bps), 5/24/33,
Callable 5/24/32 @ 100 136,668
100,000 Citizens Financial Group, Inc., 2.64%, 9/30/32,
Callable 7/2/32 @ 100 69,851
1,250,000 JPMorgan Chase & Co., 4.59% (SOFR+180 bps),
4/26/33, Callable 4/26/32 @ 100 1,125,252
449,000 Wells Fargo & Co., 3.53% (SOFR+151 bps),
3/24/28, Callable 3/24/27 @ 100 410,908
925,000 Wells Fargo & Co., 4.90% (SOFR+210 bps),
7/25/33, Callable 7/25/32 @ 100 833,887
30,000 Wells Fargo & Co., 7.62% (H15T5Y+361 bps),
12/31/99, Callable 9/15/28 @ 100 30,300
4,898,517
Beverages (0.1%):
250,000 Anheuser-Busch InBev Worldwide, Inc., 3.50%,
6/1/30, Callable 3/1/30 @ 100 223,144
Biotechnology (0.3%):
154,000 Amgen, Inc., 5.25%, 3/2/30, Callable 1/2/30 @ 100 150,441
174,000 Amgen, Inc., 5.25%, 3/2/33, Callable 12/2/32 @
100 166,438
165,000 Amgen, Inc., 5.60%, 3/2/43, Callable 9/2/42 @ 100 154,049
70,000 Emergent BioSolutions, Inc., 3.88%, 8/15/28,
Callable 11/6/23 @ 101.94(a) 29,400
500,328
Building Products (0.1%):
110,000 Advanced Drainage Systems, Inc., 5.00%, 9/30/27,
Callable 10/23/23 @ 101.25(a) 103,125
Principal Amount Value
Corporate Bonds, continued
Building Products, continued
$ 25,000 Builders FirstSource, Inc., 4.25%, 2/1/32, Callable
8/1/26 @ 102.13(a) $ 20,469
15,000 Roller Bearing Co. of America, Inc., 4.38%,
10/15/29, Callable 10/15/24 @ 102.19(a) 12,956
136,550
Capital Markets (2.0%):
340,000 Affiliated Managers Group, Inc., 3.50%, 8/1/25 321,855
540,000 Ares Capital Corp., 3.88%, 1/15/26, Callable
12/15/25 @ 100 504,047
20,000 Charles Schwab Corp. (The), 5.37% (H15T5Y+497
bps), Callable 6/1/25 @ 100 19,250
40,000 Charles Schwab Corp. (The), 4.00% (H15T10Y+308
bps), 12/31/99, Callable 12/1/30 @ 100 28,200
530,000 Goldman Sachs Group, Inc. (The), 3.80%, 3/15/30,
Callable 12/15/29 @ 100 467,953
270,000 Goldman Sachs Group, Inc. (The), 3.10%
(SOFR+141 bps), 2/24/33, Callable 2/24/32 @ 100 216,311
90,000 Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37 91,011
75,000 Hightower Holding LLC, 6.75%, 4/15/29, Callable
4/15/24 @ 103.38(a) 64,313
10,000 LCM Investments Holdings II LLC, 4.88%, 5/1/29,
Callable 5/1/24 @ 102.44(a) 8,450
25,000 ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29,
Callable 10/1/24 @ 102.5(a) 17,937
965,000 Morgan Stanley, 6.34% (SOFR+256 bps),
10/18/33, Callable 10/18/32 @ 100 966,518
45,000 MSCI, Inc., 3.25%, 8/15/33, Callable 8/15/27 @
101.63(a) 34,650
80,000 Navios South American Logistics, Inc./Navios
Logistics Finance U.S., Inc., 10.75%, 7/1/25,
Callable 11/6/23 @ 102.69(a) 78,700
85,000 Olympus Water US Holding Corp., 4.25%, 10/1/28,
Callable 10/1/24 @ 102.13(a) 69,062
250,000 Pine Street Trust II, 5.57%, 2/15/49, Callable
8/15/48 @ 100(a) 204,219
20,000 Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29,
Callable 2/1/24 @ 103.13(a) 15,600
15,000 RP Escrow Issuer LLC, 5.25%, 12/15/25, Callable
11/6/23 @ 102.63^(a) 10,987
3,119,063
Chemicals (0.4%):
71,000 Celanese US Holdings LLC, 6.35%, 11/15/28,
Callable 10/15/28 @ 100 70,109
72,000 Celanese US Holdings LLC, 6.55%, 11/15/30,
Callable 9/15/30 @ 100 70,447
42,000 Celanese US Holdings LLC, 6.70%, 11/15/33,
Callable 8/15/33 @ 100 40,944
16,000 CF Industries, Inc., 4.95%, 6/1/43 13,032
170,000 Chemours Co. (The), 5.38%, 5/15/27, Callable
2/15/27 @ 100 156,400
75,000 Chemours Co. (The), 5.75%, 11/15/28, Callable
11/15/23 @ 102.88(a) 65,062
30,000 Kobe US Midco 2, Inc., 9.25%, 11/1/26, Callable
11/6/23 @ 102.31(a) 21,900
50,000 LSB Industries, Inc., 6.25%, 10/15/28, Callable
10/15/24 @ 103.13(a) 45,000
80,000 SCIH Salt Holdings, Inc., 4.88%, 5/1/28, Callable
5/1/24 @ 102.44(a) 70,600

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Chemicals, continued
$ 10,000 SCIH Salt Holdings, Inc., 6.63%, 5/1/29, Callable
5/1/24 @ 103.31(a) $ 8,600
25,000 Scotts Miracle-Gro Co. (The), 4.38%, 2/1/32,
Callable 8/1/26 @ 102.19 19,000
35,000 Tronox, Inc., 4.63%, 3/15/29, Callable 3/15/24 @
102.31(a) 28,087
35,000 Valvoline, Inc., 4.25%, 2/15/30, Callable 2/15/25
@ 102.13(a) 34,300
55,000 WR Grace Holdings LLC, 5.63%, 8/15/29, Callable
8/15/24 @ 102.81(a) 44,481
15,000 WR Grace Holdings LLC, 7.38%, 3/1/31, Callable
3/1/26 @ 103.69(a) 14,738
702,700
Commercial Services & Supplies (0.3%):
25,000 ADT Security Corp. (The), 4.13%, 8/1/29, Callable
8/1/28 @ 100(a) 21,094
70,000 Aramark Services, Inc., 5.00%, 2/1/28, Callable
11/6/23 @ 102.5(a) 64,837
25,000 Clean Harbors, Inc., 6.38%, 2/1/31, Callable 2/1/26
@ 103.19(a) 24,313
60,000 CoreCivic, Inc., 8.25%, 4/15/26, Callable 4/15/24
@ 104.13 60,750
56,000 GEO Group, Inc. (The), 10.50%, 6/30/28, Callable
10/16/23 @ 102 56,070
35,000 Legends Hospitality Holding Co. LLC/Legends
Hospitality Co-Issuer, Inc., 5.00%, 2/1/26, Callable
11/6/23 @ 102.5(a) 34,387
35,000 Pitney Bowes, Inc., 6.88%, 3/15/27, Callable
3/15/24 @ 103.44(a) 27,650
75,000 Rand Parent LLC, 8.50%, 2/15/30, Callable 2/15/26
@ 104.25^(a) 69,375
50,000 Stericycle, Inc., 3.88%, 1/15/29, Callable 11/15/23
@ 101.94(a) 43,000
401,476
Communications Equipment (0.1%):
90,000 CommScope, Inc., 4.75%, 9/1/29, Callable 9/1/24
@ 102.38(a) 65,475
50,000 Viavi Solutions, Inc., 3.75%, 10/1/29, Callable
10/1/24 @ 101.88(a) 40,562
106,037
Construction & Engineering (0.2%):
40,000 Arcosa, Inc., 4.38%, 4/15/29, Callable 4/15/24 @
102.19(a) 34,950
45,000 Dycom Industries, Inc., 4.50%, 4/15/29, Callable
4/15/24 @ 102.25(a) 39,094
35,000 Global Infrastructure Solutions, Inc., 5.63%, 6/1/29,
Callable 6/1/24 @ 102.81(a) 28,831
35,000 Great Lakes Dredge & Dock Corp., 5.25%, 6/1/29,
Callable 6/1/24 @ 102.63(a) 28,875
150,000 Pike Corp., 5.50%, 9/1/28, Callable 11/6/23 @
102.75(a) 131,250
35,000 Railworks Holdings LP/Railworks Rally, Inc., 8.25%,
11/15/28, Callable 11/15/24 @ 104.13(a) 33,337
296,337
Construction Materials (0.0%
†
):
15,000 AmeriTex HoldCo Intermediate LLC, 10.25%,
10/15/28, Callable 10/15/25 @ 105.13(a) 14,831
Principal Amount Value
Corporate Bonds, continued
Consumer Finance (1.8%):
$ 370,000 Ally Financial, Inc., 7.10%, 11/15/27, Callable
10/15/27 @ 100^ $ 368,799
85,000 Ally Financial, Inc., 4.70% (H15T5Y+387 bps),
12/31/99, Callable 5/15/26 @ 100 58,375
636,000 Capital One Financial Corp., 3.80%, 1/31/28,
Callable 12/31/27 @ 100 573,813
440,000 Capital One Financial Corp., 5.25% (SOFR+260
bps), 7/26/30, Callable 7/26/29 @ 100 407,249
250,000 Discover Bank, Series B, 4.68% (USISOA05+173
bps), 8/9/28 233,751
355,000 Discover Financial Services, 4.10%, 2/9/27, Callable
11/9/26 @ 100 324,990
215,000 Ford Motor Credit Co LLC, 4.00%, 11/13/30,
Callable 8/13/30 @ 100 179,654
80,000 Ford Motor Credit Co. LLC, 5.13%, 6/16/25, Callable
5/16/25 @ 100 77,272
110,000 OneMain Finance Corp., 3.50%, 1/15/27, Callable
1/15/24 @ 101.75 94,188
75,000 OneMain Finance Corp., 4.00%, 9/15/30, Callable
9/15/25 @ 102 56,250
470,000 Synchrony Financial, 3.95%, 12/1/27, Callable
9/1/27 @ 100 413,633
2,787,974
Consumer Staples Distribution & Retail (0.6%):
35,000 Albertsons Cos., Inc./Safeway, Inc./New Albertsons
LP/Albertsons LLC, 4.63%, 1/15/27, Callable
11/6/23 @ 103.47(a) 33,075
80,000 Albertsons Cos., Inc./Safeway, Inc./New Albertsons
LP/Albertsons LLC, 3.50%, 3/15/29, Callable
11/6/23 @ 101.75(a) 68,000
50,000 Albertsons Cos., Inc./Safeway, Inc./New Albertsons
LP/Albertsons LLC, 4.88%, 2/15/30, Callable
2/15/25 @ 103.66(a) 44,937
550,000 JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance, Inc., 3.00%, 5/15/32, Callable 2/15/32
@ 100 415,250
180,000 JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance, Inc., 5.75%, 4/1/33, Callable 1/1/33 @ 100 164,475
65,000 Performance Food Group, Inc., 6.88%, 5/1/25,
Callable 11/6/23 @ 101.72(a) 64,919
30,000 Performance Food Group, Inc., 4.25%, 8/1/29,
Callable 8/1/24 @ 102.13(a) 25,912
70,000 Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100 70,619
65,000 Triton Water Holdings, Inc., 6.25%, 4/1/29, Callable
4/1/24 @ 103.13(a) 53,625
30,000 United Natural Foods, Inc., 6.75%, 10/15/28,
Callable 11/6/23 @ 103.38(a) 22,875
25,000 US Foods, Inc., 4.63%, 6/1/30, Callable 6/1/25 @
102.31(a) 21,688
20,000 US Foods, Inc., 7.25%, 1/15/32, Callable 9/15/26
@ 103.63(a) 19,975
1,005,350
Containers & Packaging (0.2%):
75,000 Ardagh Metal Packaging Finance USA LLC/Ardagh
Metal Packaging Finance plc, 4.00%, 9/1/29,
Callable 5/15/24 @ 102(a) 58,875

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Containers & Packaging, continued
$ 115,000 Ardagh Packaging Finance plc/Ardagh Holdings
USA, Inc., 4.13%, 8/15/26, Callable 10/16/23 @
101.03(a) $ 104,794
30,000 Ball Corp., 6.00%, 6/15/29, Callable 5/15/26 @ 103 29,175
35,000 Ball Corp., 3.13%, 9/15/31, Callable 6/15/31 @ 100 27,563
30,000 Graphic Packaging International LLC, 3.75%, 2/1/30,
Callable 8/1/29 @ 100(a) 25,087
30,000 Owens-Brockway Glass Container, Inc., 7.25%,
5/15/31, Callable 5/15/26 @ 103.63(a) 29,287
55,000 Sealed Air Corp., 5.00%, 4/15/29, Callable 4/15/25
@ 102.5(a) 49,638
324,419
Diversified Consumer Services (0.1%):
107,000 Allied Universal Holdco LLC/Allied Universal Finance
Corp./Atlas Luxco 4 Sarl, 4.63%, 6/1/28, Callable
6/1/24 @ 102.31(a) 88,007
61,000 APX Group, Inc., 6.75%, 2/15/27, Callable 11/6/23
@ 103.38(a) 58,865
20,000 Sotheby's, 7.38%, 10/15/27, Callable 10/16/23 @
101.84(a) 18,375
165,247
Diversified REITs (0.8%):
421,000 Brandywine Operating Partners LP, 3.95%,
11/15/27, Callable 8/15/27 @ 100 348,998
288,000 Brandywine Operating Partnership LP, 7.55%,
3/15/28, Callable 2/15/28 @ 100 267,958
30,000 CTR Partnership LP/CareTrust Capital Corp., 3.88%,
6/30/28, Callable 3/30/28 @ 100(a) 25,875
75,000 Global Net Lease, Inc./Global Net Lease Operating
Partnership LP, 3.75%, 12/15/27, Callable 9/15/27
@ 100(a) 58,031
35,000 Piedmont Operating Partnership LP, 2.75%, 4/1/32,
Callable 1/1/32 @ 100 22,802
60,000 Service Properties Trust, 4.95%, 10/1/29, Callable
7/1/29 @ 100 45,450
112,000 STORE Capital Corp., 2.75%, 11/18/30, Callable
8/18/30 @ 100 80,279
300,000 WP Carey, Inc., 4.00%, 2/1/25, Callable 11/1/24
@ 100 291,545
101,000 WP Carey, Inc., 3.85%, 7/15/29, Callable 4/15/29
@ 100 89,527
1,230,465
Diversified Telecommunication Services (1.1%):
110,000 AT&T, Inc., 4.30%, 2/15/30, Callable 11/15/29
@ 100 100,385
235,000 AT&T, Inc., 5.15%, 11/15/46, Callable 5/15/46
@ 100 196,666
25,000 Cablevision Lightpath LLC, 5.63%, 9/15/28, Callable
10/16/23 @ 102.81(a) 19,188
40,000 Consolidated Communications, Inc., 5.00%,
10/1/28, Callable 10/16/23 @ 103.75(a) 29,700
130,000 CSC Holdings LLC, 4.13%, 12/1/30, Callable 12/1/25
@ 102.06(a) 91,650
110,000 CSC Holdings LLC, 4.63%, 12/1/30, Callable 12/1/25
@ 102.31(a) 58,300
30,000 Front Range BidCo, Inc., 6.13%, 3/1/28, Callable
11/6/23 @ 103.06(a) 19,275
Principal Amount Value
Corporate Bonds, continued
Diversified Telecommunication Services, continued
$ 25,000 Frontier Communications Corp., 5.88%, 10/15/27,
Callable 11/6/23 @ 102.94(a) $ 22,688
8,244 Frontier Communications Holdings LLC, 5.88%,
11/1/29, Callable 11/1/24 @ 102.94 6,028
60,000 Frontier Communications Holdings LLC, 8.75%,
5/15/30, Callable 5/15/25 @ 104.38(a) 56,775
299,000 Verizon Communications, Inc., 2.55%, 3/21/31,
Callable 12/21/30 @ 100 239,125
213,000 Warnermedia Holdings, Inc., 3.76%, 3/15/27,
Callable 2/15/27 @ 100 197,202
74,000 Warnermedia Holdings, Inc., 4.05%, 3/15/29,
Callable 1/15/29 @ 100 66,356
310,000 Warnermedia Holdings, Inc., 4.28%, 3/15/32,
Callable 12/15/31 @ 100 263,176
155,000 Warnermedia Holdings, Inc., 5.05%, 3/15/42,
Callable 9/15/41 @ 100 119,628
234,000 Warnermedia Holdings, Inc., 5.14%, 3/15/52,
Callable 9/15/51 @ 100 174,506
25,000 Zayo Group Holdings, Inc., 4.00%, 3/1/27, Callable
11/6/23 @ 100(a) 18,531
1,679,179
Electric Utilities (0.7%):
20,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co-Issuer, 4.25%, 10/15/27, Callable 11/6/23 @
102.13(a) 17,900
96,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co-Issuer, 6.75%, 10/15/27, Callable 11/6/23 @
101.69(a) 89,280
70,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co-Issuer, 5.88%, 11/1/29, Callable 11/1/24 @
102.94(a) 60,725
130,000 Cleco Corporate Holdings LLC, 3.38%, 9/15/29,
Callable 6/15/29 @ 100 109,105
160,000 Duquesne Light Holdings, Inc., 2.78%, 1/7/32,
Callable 10/7/31 @ 100(a) 119,424
110,000 Exelon Corp., 4.05%, 4/15/30, Callable 1/15/30
@ 100 98,980
45,000 Genesis Energy LP/Genesis Energy Finance Corp.,
8.00%, 1/15/27, Callable 1/15/24 @ 104 43,313
29,000 NextEra Energy Operating Partners LP, 4.25%,
9/15/24, Callable 7/15/24 @ 100(a) 27,768
40,000 NRG Energy, Inc., 5.75%, 1/15/28, Callable
10/23/23 @ 102.88 37,300
30,000 NRG Energy, Inc., 3.38%, 2/15/29, Callable 2/15/24
@ 101.69(a) 24,300
55,000 NRG Energy, Inc., 3.63%, 2/15/31, Callable 2/15/26
@ 101.81(a) 41,731
40,812 NSG Holdings LLC/NSG Holdings, Inc., 7.75%,
12/15/25(a) 40,557
210,000 Pacific Gas and Electric Co., 4.95%, 7/1/50, Callable
1/1/50 @ 100 155,985
140,000 PG&E Corp., 5.25%, 7/1/30, Callable 7/1/25 @
102.63 121,800
110,000 Vistra Operations Co. LLC, 5.00%, 7/31/27, Callable
10/16/23 @ 101.25(a) 101,200
20,000 Vistra Operations Co. LLC, 7.75%, 10/15/31,
Callable 10/15/26 @ 103.88(a) 19,675
1,109,043

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Electrical Equipment (0.1%):
$ 35,000 Artera Services LLC, 9.03%, 12/4/25, Callable
11/6/23 @ 104.52(a) $ 32,287
45,000 Sensata Technologies BV, 4.00%, 4/15/29, Callable
4/15/24 @ 102(a) 38,475
60,000 Vertiv Group Corp., 4.13%, 11/15/28, Callable
11/15/24 @ 102.06(a) 52,800
123,562
Electronic Equipment, Instruments & Components (0.1%):
110,000 II-VI, Inc., 5.00%, 12/15/29, Callable 12/14/24 @
102.5(a) 95,013
Energy Equipment & Services (0.1%):
66,500 Transocean, Inc., 8.75%, 2/15/30, Callable 2/15/26
@ 104.38(a) 67,830
30,000 Valaris, Ltd., 8.38%, 4/30/30, Callable 4/30/26 @
104.19(a) 30,075
97,905
Entertainment (0.1%):
45,000 Allen Media LLC/Allen Media Co-Issuer, Inc.,
10.50%, 2/15/28, Callable 11/6/23 @ 113(a) 25,650
745,000 Diamond Sports Group LLC/Diamond Sports Finance
Co., 5.38%, 8/15/26, Callable 10/23/23 @ 101.34(a) 14,900
60,000 ROBLOX Corp., 3.88%, 5/1/30, Callable 11/1/24 @
101.94(a) 48,000
88,550
Financial Services (2.1%):
35,000 AmWINS Group, Inc., 4.88%, 6/30/29, Callable
6/30/24 @ 102.44(a) 30,538
640,000 Blackstone Private Credit Fund, 4.70%, 3/24/25 621,481
15,000 Clydesdale Acquisition Holdings, Inc., 6.63%,
4/15/29, Callable 4/15/25 @ 103.31(a) 14,006
75,000 Clydesdale Acquisition Holdings, Inc., 8.75%,
4/15/30, Callable 4/15/25 @ 104.38(a) 64,125
60,000 Cobra AcquisitionCo LLC, 6.38%, 11/1/29, Callable
11/1/24 @ 103.25(a) 44,400
190,000 Corebridge Financial, Inc., 3.65%, 4/5/27, Callable
3/5/27 @ 100 176,646
130,000 Corebridge Financial, Inc., 3.90%, 4/5/32, Callable
1/5/32 @ 100 109,525
70,000 Corebridge Financial, Inc., 4.40%, 4/5/52, Callable
10/5/51 @ 100 50,800
45,000 Emerald Debt Merger Sub LLC, 6.63%, 12/15/30,
Callable 6/15/26 @ 103.31(a) 43,425
45,000 Ford Motor Credit Co LLC, 4.27%, 1/9/27, Callable
11/9/26 @ 100 41,452
940,000 Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable
10/1/24 @ 100 910,219
50,000 GGAM Finance, Ltd., 7.75%, 5/15/26, Callable
11/15/25 @ 100(a) 49,563
10,000 Greystar Real Estate Partners LLC, 7.75%, 9/1/30,
Callable 9/1/26 @ 103.88(a) 9,900
50,000 HUB International, Ltd., 5.63%, 12/1/29, Callable
12/1/24 @ 102.81(a) 43,438
80,000 HUB International, Ltd., 7.25%, 6/15/30, Callable
6/15/26 @ 103.63(a) 79,700
70,000 Jackson Financial, Inc., 5.17%, 6/8/27, Callable
5/8/27 @ 100^ 67,498
Principal Amount Value
Corporate Bonds, continued
Financial Services, continued
$ 17,000 Jackson Financial, Inc., 3.13%, 11/23/31, Callable
8/23/31 @ 100 $ 13,093
76,000 Jackson Financial, Inc., 5.67%, 6/8/32, Callable
3/8/32 @ 100^ 70,252
30,000 Jane Street Group/JSG Finance, Inc., 4.50%,
11/15/29, Callable 11/15/24 @ 102.25(a) 25,687
140,000 Level 3 Financing, Inc., 4.25%, 7/1/28, Callable
11/6/23 @ 102.13(a) 87,500
20,000 Level 3 Financing, Inc., 3.63%, 1/15/29, Callable
1/15/24 @ 101.81(a) 11,200
15,000 MIWD Holdco II LLC/MIWD Finance Corp., 5.50%,
2/1/30, Callable 2/1/25 @ 102.75(a) 12,412
25,000 OI European Group BV, 4.75%, 2/15/30, Callable
11/15/24 @ 102.38(a) 21,813
250,000 Peachtree Funding Trust, 3.98%, 2/15/25(a) 241,768
230,000 Pine Street Trust I, 4.57%, 2/15/29, Callable
11/15/28 @ 100(a) 206,827
87,000 Sun Communities Operating LP, 2.30%, 11/1/28,
Callable 9/1/28 @ 100 71,926
232,000 Sun Communities Operating LP, 2.70%, 7/15/31,
Callable 4/15/31 @ 100 178,417
35,000 Victors Merger Corp., 6.38%, 5/15/29, Callable
5/15/24 @ 103.19(a) 23,450
3,321,061
Food Products (0.1%):
75,000 C&S Group Enterprises LLC, 5.00%, 12/15/28,
Callable 12/15/23 @ 102.5(a) 57,750
110,000 Pilgrim's Pride Corp., 4.25%, 4/15/31, Callable
4/15/26 @ 102.13 91,437
15,000 Post Holdings, Inc., 5.63%, 1/15/28, Callable
10/23/23 @ 102.81(a) 14,194
28,000 Post Holdings, Inc., 4.50%, 9/15/31, Callable
9/15/26 @ 102.25(a) 23,275
186,656
Ground Transportation (0.1%):
180,000 Uber Technologies, Inc., 4.50%, 8/15/29, Callable
8/15/24 @ 102.25(a) 161,100
35,000 VM Consolidated, Inc., 5.50%, 4/15/29, Callable
4/15/24 @ 102.75(a) 31,456
192,556
Health Care Providers & Services (1.5%):
50,000 180 Medical, Inc., 3.88%, 10/15/29, Callable
10/7/24 @ 101.94(a) 42,250
30,000 AHP Health Partners, Inc., 5.75%, 7/15/29, Callable
7/15/24 @ 102.88(a) 25,425
5,000 Cano Health LLC, 6.25%, 10/1/28, Callable 10/1/24
@ 103.13(a) 2,175
30,000 Centene Corp., 2.45%, 7/15/28, Callable 5/15/28
@ 100 25,312
630,000 Centene Corp., 4.63%, 12/15/29, Callable 12/15/24
@ 102.31 565,425
360,000 Centene Corp., 3.38%, 2/15/30, Callable 2/15/25
@ 101.69 300,600
100,000 CHS/Community Health Systems, Inc., 5.63%,
3/15/27, Callable 12/15/23 @ 102.81(a) 85,750
100,000 CHS/Community Health Systems, Inc., 6.00%,
1/15/29, Callable 1/15/24 @ 103(a) 80,500

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$ 55,000 CHS/Community Health Systems, Inc., 6.13%,
4/1/30, Callable 4/1/25 @ 103.06(a) $ 28,050
90,000 Community Health Systems, Inc., 8.00%, 3/15/26,
Callable 11/6/23 @ 102(a) 85,725
30,000 Coty, Inc./HFC Prestige Products, Inc./HFC Prestige
International US LLC, 6.63%, 7/15/30, Callable
7/16/26 @ 103.31(a) 29,325
62,000 CVS Health Corp., 5.00%, 1/30/29, Callable
12/30/28 @ 100 59,934
25,000 CVS Health Corp., 5.25%, 1/30/31, Callable
11/30/30 @ 100 24,057
85,000 DaVita, Inc., 4.63%, 6/1/30, Callable 6/1/25 @
102.31(a) 69,700
25,000 Garden Spinco Corp., 8.63%, 7/20/30, Callable
7/20/27 @ 102.16(a) 26,062
203,000 HCA, Inc., 5.88%, 2/1/29, Callable 8/1/28 @ 100 199,447
110,000 HCA, Inc., 3.50%, 9/1/30, Callable 3/1/30 @ 100 93,362
25,000 HealthEquity, Inc., 4.50%, 10/1/29, Callable 10/1/24
@ 102.25(a) 21,563
64,000 Humana, Inc., 3.70%, 3/23/29, Callable 2/23/29
@ 100 58,293
50,000 LifePoint Health, Inc., 11.00%, 10/15/30, Callable
10/15/26 @ 105.5(a) 50,000
25,000 ModivCare, Inc., 5.88%, 11/15/25, Callable 11/6/23
@ 102.94(a) 23,688
60,000 Molina Healthcare, Inc., 3.88%, 11/15/30, Callable
8/17/30 @ 100(a) 49,500
40,000 Owens & Minor, Inc., 4.50%, 3/31/29, Callable
3/31/24 @ 102.25(a) 32,800
21,000 Surgery Center Holdings, Inc., 6.75%, 7/1/25,
Callable 11/6/23 @ 100(a) 20,842
195,000 Tenet Healthcare Corp., 6.13%, 10/1/28, Callable
11/6/23 @ 103.06^ 183,300
65,000 Tenet Healthcare Corp., 4.38%, 1/15/30, Callable
12/1/24 @ 102.19 55,738
181,000 Toledo Hospital (The), Series B, 5.33%, 11/15/28 142,538
35,000 Toledo Hospital (The), 6.02%, 11/15/48 23,975
20,000 US Renal Care, Inc., 10.63%, 7/15/27, Callable
11/6/23 @ 102.66(a) 8,050
2,413,386
Health Care REITs (1.1%):
98,000 Healthcare Trust of America Holdings LP, 3.10%,
2/15/30, Callable 11/15/29 @ 100 81,533
25,000 MPT Operating Partnership LP/MPT Finance Corp.,
5.25%, 8/1/26, Callable 11/6/23 @ 100.88 21,281
140,000 MPT Operating Partnership LP/MPT Finance Corp.,
5.00%, 10/15/27, Callable 11/6/23 @ 101.67 108,150
150,000 MPT Operating Partnership LP/MPT Finance Corp.,
3.50%, 3/15/31, Callable 3/15/26 @ 101.75 93,750
350,000 Omega Healthcare Investors, Inc., 4.50%, 4/1/27,
Callable 1/1/27 @ 100 325,414
435,000 Omega Healthcare Investors, Inc., 3.63%, 10/1/29,
Callable 7/1/29 @ 100 361,393
230,000 Sabra Health Care LP, 3.20%, 12/1/31, Callable
9/1/31 @ 100 172,362
631,000 Ventas Realty LP, 4.75%, 11/15/30, Callable
8/15/30 @ 100 576,874
1,740,757
Principal Amount Value
Corporate Bonds, continued
Health Care Technology (0.1%):
$ 90,000 Minerva Merger Sub, Inc., 6.50%, 2/15/30, Callable
2/15/25 @ 103.25(a) $ 75,150
Hotel & Resort REITs (0.0%
†
):
55,000 Service Properties Trust, 5.50%, 12/15/27, Callable
9/15/27 @ 100 47,025
Hotels, Restaurants & Leisure (0.8%):
25,000 Affinity Gaming, 6.88%, 12/15/27, Callable 12/1/23
@ 103.44(a) 21,125
65,000 Caesars Entertainment, Inc., 4.63%, 10/15/29,
Callable 10/15/24 @ 102.31(a) 55,006
40,000 Carnival Corp., 7.00%, 8/15/29, Callable 8/15/26
@ 103.5(a) 39,350
45,000 Carnival Corp., 10.50%, 6/1/30, Callable 6/1/25 @
105.25(a) 46,237
70,000 Churchill Downs, Inc., 6.75%, 5/1/31, Callable
5/1/26 @ 103.38(a) 66,150
65,000 Colt Merger Sub, Inc., 8.13%, 7/1/27, Callable
11/6/23 @ 104.06(a) 65,162
10,000 Constellation Merger Sub, Inc., 8.50%, 9/15/25,
Callable 11/6/23 @ 100(a) 8,300
70,000 Fertitta Entertainment LLC/Fertitta Entertainment
Finance Co., Inc., 6.75%, 1/15/30, Callable 1/15/25
@ 103.38(a) 57,050
25,000 Hilton Grand Vacations Borrower Escrow LLC/Hilton
Grand Vacations Borrower Escrow, 5.00%, 6/1/29,
Callable 6/1/24 @ 102.5(a) 21,719
30,000 Jacobs Entertainment, Inc., 6.75%, 2/15/29,
Callable 2/15/25 @ 103.38(a) 26,625
25,000 Marriott Ownership Resorts, Inc., 4.50%, 6/15/29,
Callable 6/15/24 @ 102.25(a) 20,937
105,000 MGM Resorts International, 5.75%, 6/15/25,
Callable 3/15/25 @ 100 102,375
45,000 NCL Corp., Ltd., 3.63%, 12/15/24, Callable
10/16/23 @ 100.91(a) 43,088
75,000 NCL Corp., Ltd., 5.88%, 2/15/27, Callable 2/15/24
@ 102.94(a) 71,257
55,000 NCL Corp., Ltd., 8.38%, 2/1/28, Callable 2/1/25 @
104.19(a) 55,550
25,000 NCL Finance, Ltd., 6.13%, 3/15/28, Callable
12/15/27 @ 100(a) 22,063
13,000 Royal Caribbean Cruises, Ltd., 11.50%, 6/1/25,
Callable 10/16/23 @ 105.75(a) 13,731
40,000 Royal Caribbean Cruises, Ltd., 5.50%, 8/31/26,
Callable 2/28/26 @ 100(a) 37,700
50,000 Royal Caribbean Cruises, Ltd., 5.38%, 7/15/27,
Callable 10/15/26 @ 100(a) 46,125
40,000 Royal Caribbean Cruises, Ltd., 7.25%, 1/15/30,
Callable 12/15/25 @ 103.63(a) 39,550
85,000 Station Casinos LLC, 4.50%, 2/15/28, Callable
11/6/23 @ 102.25(a) 73,950
50,000 Viking Cruises, Ltd., 9.13%, 7/15/31, Callable
7/15/26 @ 104.56(a) 49,875
100,000 Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
5.50%, 3/1/25, Callable 12/1/24 @ 100(a) 98,125
40,000 Wynn Resorts Finance LLC/Wynn Resorts Capital
Corp., 7.13%, 2/15/31, Callable 11/15/30 @ 100(a) 37,950

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$ 110,000 Yum! Brands, Inc., 4.63%, 1/31/32, Callable
10/1/26 @ 102.31 $ 95,288
1,214,288
Household Durables (0.2%):
30,000 Ambience Merger Sub, Inc., 4.88%, 7/15/28,
Callable 11/6/23 @ 102.44(a) 11,850
35,000 Ashton Woods USA LLC/Ashton Woods Finance Co.,
4.63%, 4/1/30, Callable 4/1/25 @ 102.31(a) 28,569
30,000 Century Communities, Inc., 3.88%, 8/15/29,
Callable 2/15/29 @ 100(a) 24,787
40,000 LBM Acquisition LLC, 0.00%, 12/18/27 38,977
65,000 LBM Acquisition LLC, 6.25%, 1/15/29, Callable
1/15/24 @ 103.13(a) 53,300
40,000 Newell Brands, Inc., 5.38%, 4/1/36, Callable
10/1/35 @ 100 32,700
25,000 Northwest Fiber LLC/Northwest Fiber Finance Sub,
Inc., 6.00%, 2/15/28, Callable 2/15/24 @ 103(a) 20,500
45,000 Tempur Sealy International, Inc., 4.00%, 4/15/29,
Callable 4/15/24 @ 102(a) 37,744
25,000 Tempur Sealy International, Inc., 3.88%, 10/15/31,
Callable 10/15/26 @ 101.94(a) 19,281
50,000 TopBuild Corp., 4.13%, 2/15/32, Callable 10/15/26
@ 102.06(a) 40,625
308,333
Household Products (0.0%
†
):
35,000 Central Garden & Pet Co., 4.13%, 4/30/31, Callable
4/30/26 @ 102.06(a) 28,613
Independent Power and Renewable Electricity Producers
(0.4%):
350,000 AES Corp. (The), 3.30%, 7/15/25, Callable 6/15/25
@ 100(a) 331,683
280,000 AES Corp. (The), 3.95%, 7/15/30, Callable 4/15/30
@ 100(a) 243,391
20,000 Clearway Energy Operating LLC, 4.75%, 3/15/28,
Callable 10/16/23 @ 103.56(a) 17,850
20,000 Pattern Energy Operations LP/Pattern Energy
Operations, Inc., 4.50%, 8/15/28, Callable 11/6/23
@ 103.38(a) 17,350
40,000 Sunnova Energy Corp., 5.88%, 9/1/26, Callable
11/6/23 @ 102.94^(a) 34,100
40,000 TerraForm Power Operating LLC, 5.00%, 1/31/28,
Callable 7/31/27 @ 100(a) 36,200
680,574
Industrial Conglomerates (0.2%):
85,000 Brand Industrial Services, Inc., 10.38%, 8/1/30,
Callable 8/1/26 @ 105.19(a) 85,319
20,000 GrafTech Global Enterprises, Inc., 9.88%, 12/15/28,
Callable 12/15/25 @ 104.94(a) 18,925
165,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp., 5.25%, 5/15/27, Callable 11/15/26 @ 100 144,787
25,000 Sealed Air Corp./Sealed Air Corp. U.S., 6.13%,
2/1/28, Callable 2/1/25 @ 103.06(a) 24,281
273,312
Industrial REITs (0.1%):
135,000 Lexington Realty Trust, 4.40%, 6/15/24, Callable
3/15/24 @ 100 132,068
Principal Amount Value
Corporate Bonds, continued
Insurance (0.6%):
$ 25,000 AssuredPartners, Inc., 5.63%, 1/15/29, Callable
12/15/23 @ 102.81(a) $ 21,688
30,000 BroadStreet Partners, Inc., 5.88%, 4/15/29, Callable
4/15/24 @ 102.94(a) 26,475
340,000 Five Corners Funding Trust II, 2.85%, 5/15/30,
Callable 2/15/30 @ 100(a) 283,668
330,000 Pacific Lifecorp, 5.13%, 1/30/43(a) 287,551
35,000 Ryan Specialty Group LLC, 4.38%, 2/1/30, Callable
2/1/25 @ 102.19(a) 30,537
280,000 Unum Group, 4.00%, 6/15/29, Callable 3/15/29
@ 100 251,906
110,000 USI, Inc., 6.88%, 5/1/25, Callable 11/6/23 @ 100(a) 109,037
1,010,862
Interactive Media & Services (0.0%
†
):
85,000 Match Group Holdings II LLC, 3.63%, 10/1/31,
Callable 10/1/26 @ 101.81(a) 66,937
IT Services (0.1%):
10,000 Arches Buyer, Inc., 4.25%, 6/1/28, Callable 12/1/23
@ 102.13(a) 8,450
15,000 Arches Buyer, Inc., 6.13%, 12/1/28, Callable
12/1/23 @ 103.06(a) 12,112
20,000 Booz Allen Hamilton, Inc., 4.00%, 7/1/29, Callable
7/1/24 @ 102(a) 17,725
30,000 Gartner, Inc., 3.75%, 10/1/30, Callable 10/1/25 @
101.88(a) 25,163
50,000 Twilio, Inc., 3.88%, 3/15/31, Callable 3/15/26 @
101.94^ 40,500
103,950
Leisure Products (0.0%
†
):
5,000 Mattel, Inc., 5.88%, 12/15/27, Callable 11/6/23 @
104.41(a) 4,856
30,000 Mattel, Inc., 6.20%, 10/1/40 26,888
31,744
Life Sciences Tools & Services (0.0%
†
):
20,000 Charles River Laboratories International, Inc.,
4.25%, 5/1/28, Callable 10/23/23 @ 102.13(a) 17,950
15,000 Charles River Laboratories International, Inc.,
3.75%, 3/15/29, Callable 3/15/24 @ 101.88(a) 12,919
30,869
Machinery (0.1%):
35,000 GrafTech Finance, Inc., 4.63%, 12/15/28, Callable
12/15/23 @ 102.31(a) 26,994
30,000 ITT Holdings LLC, 6.50%, 8/1/29, Callable 8/1/24
@ 103.25(a) 25,425
40,000 Madison IAQ LLC, 4.13%, 6/30/28, Callable 6/30/24
@ 102.06(a) 34,150
135,000 Madison IAQ LLC, 5.88%, 6/30/29, Callable 6/30/24
@ 102.94(a) 108,000
25,000 Mueller Water Products, Inc., 4.00%, 6/15/29,
Callable 6/15/24 @ 102(a) 21,875
216,444
Media (1.4%):
35,000 Austin BidCo, Inc., 7.13%, 12/15/28, Callable
12/15/23 @ 103.56(a) 28,219
395,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
4.75%, 3/1/30, Callable 9/1/24 @ 102.38(a) 331,306

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Media, continued
$ 105,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
4.50%, 6/1/33, Callable 6/1/27 @ 102.25(a) $ 80,194
160,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.40%, 4/1/33,
Callable 1/1/33 @ 100^ 135,765
332,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 5.25%, 4/1/53,
Callable 10/1/52 @ 100 246,656
50,000 Clear Channel Outdoor Holdings, Inc., 9.00%,
9/15/28, Callable 9/15/25 @ 104.5(a) 49,438
230,000 DISH DBS Corp., 7.75%, 7/1/26 172,500
75,000 Fox Corp., 4.71%, 1/25/29, Callable 10/25/28 @
100 70,965
75,000 Fox Corp., 5.48%, 1/25/39, Callable 7/25/38 @ 100 64,380
30,000 Gray Television, Inc., 4.75%, 10/15/30, Callable
10/15/25 @ 102.38(a) 19,875
25,000 Radiate Holdco LLC/Radiate Finance, Inc., 6.50%,
9/15/28, Callable 11/6/23 @ 103.25(a) 13,125
190,000 Sirius XM Radio, Inc., 3.88%, 9/1/31, Callable
9/1/26 @ 101.94(a) 143,925
140,000 TEGNA, Inc., 4.75%, 3/15/26, Callable 11/6/23 @
102.38(a) 131,950
65,000 Terrier Media Buyer, Inc., 8.88%, 12/15/27,
Callable 10/16/23 @ 104.44(a) 50,700
600,000 Time Warner Cable, Inc., 6.75%, 6/15/39 547,848
55,000 Univision Communications, Inc., 6.63%, 6/1/27,
Callable 10/16/23 @ 103.31(a) 51,150
30,000 Univision Communications, Inc., 8.00%, 8/15/28,
Callable 8/15/25 @ 104(a) 28,913
2,166,909
Metals & Mining (0.1%):
30,000 Allegheny Technologies, Inc., 4.88%, 10/1/29,
Callable 10/1/24 @ 102.44 26,391
10,000 Arsenal AIC Parent LLC, 8.00%, 10/1/30, Callable
10/1/26 @ 104(a) 9,912
40,000 Cleveland-Cliffs, Inc., 6.75%, 4/15/30, Callable
4/15/26 @ 103.38(a) 37,250
25,000 Commercial Metals Co., 4.13%, 1/15/30, Callable
1/15/25 @ 102.06 21,813
35,000 Mauser Packaging Solutions Holding Co., 7.88%,
8/15/26, Callable 8/15/24 @ 103.94(a) 33,775
25,000 Novelis Corp., 3.88%, 8/15/31, Callable 8/15/26 @
101.94(a) 19,938
149,079
Mortgage Real Estate Investment Trusts (REITs) (0.0%
†
):
25,000 Ladder Capital Finance Holdings LLLP/Ladder Capital
Finance Corp., 4.75%, 6/15/29, Callable 6/15/24
@ 102.38(a) 20,156
30,000 Starwood Property Trust, Inc., 4.75%, 3/15/25,
Callable 9/15/24 @ 100 28,800
48,956
Multi-Utilities (0.2%):
100,000 Puget Energy, Inc., 4.10%, 6/15/30, Callable
3/15/30 @ 100 87,018
141,000 Puget Energy, Inc., 4.22%, 3/15/32, Callable
12/15/31 @ 100 121,198
Principal Amount Value
Corporate Bonds, continued
Multi-Utilities, continued
$ 55,000 Sempra Energy, 6.00%, 10/15/39 $ 52,486
260,702
Office REITs (0.3%):
98,000 Corporate Office Properties LP, 2.25%, 3/15/26,
Callable 2/15/26 @ 100 88,332
85,000 Corporate Office Properties LP, 2.75%, 4/15/31,
Callable 1/15/31 @ 100 63,900
290,000 Hudson Pacific Properties LP, 4.65%, 4/1/29,
Callable 1/1/29 @ 100 220,400
50,000 Vornado Realty LP, 2.15%, 6/1/26, Callable 5/1/26
@ 100 42,567
415,199
Oil, Gas & Consumable Fuels (3.9%):
25,000 Apache Corp., 7.38%, 8/15/47 23,375
15,000 Calumet Specialty Products Partners LP/Calumet
Finance Corp., 9.75%, 7/15/28, Callable 7/15/25
@ 104.88(a) 14,812
20,000 CITGO Petroleum Corp., 8.38%, 1/15/29, Callable
10/15/25 @ 104.19(a) 19,975
10,000 Cnx Midstream Partners LP, 4.75%, 4/15/30,
Callable 4/15/25 @ 102.38(a) 8,325
15,000 CNX Resources Corp., 6.00%, 1/15/29, Callable
1/15/24 @ 104.5(a) 13,987
30,000 Colgate Energy Partners III LLC, 5.88%, 7/1/29,
Callable 7/1/24 @ 102.94(a) 28,200
20,000 Columbia Pipelines Operating Co. LLC, 5.93%,
8/15/30, Callable 6/15/30 @ 100(a) 19,725
55,000 Columbia Pipelines Operating Co. LLC, 6.04%,
11/15/33, Callable 8/15/33 @ 100(a) 53,541
16,000 Columbia Pipelines Operating Co. LLC, 6.50%,
8/15/43, Callable 2/15/43 @ 100(a) 15,580
30,000 Columbia Pipelines Operating Co. LLC, 6.54%,
11/15/53, Callable 5/15/53 @ 100(a) 29,501
18,000 Columbia Pipelines Operating Co. LLC, 6.71%,
8/15/63, Callable 2/15/63 @ 100(a) 17,668
80,000 Comstock Resources, Inc., 6.75%, 3/1/29, Callable
3/1/24 @ 103.38(a) 73,600
85,000 Continental Resources, Inc., 5.75%, 1/15/31,
Callable 7/15/30 @ 100(a) 79,794
105,000 Crestwood Midstream Partners LP/Crestwood
Midstream Finance Corp., 6.00%, 2/1/29, Callable
2/1/24 @ 103(a) 100,800
55,000 Crestwood Midstream Partners LP/Crestwood
Midstream Finance Corp., 7.38%, 2/1/31, Callable
2/1/26 @ 103.69(a) 55,962
90,000 CVR Energy, Inc., 5.25%, 2/15/25, Callable
10/23/23 @ 101.31(a) 87,638
25,000 CVR Energy, Inc., 5.75%, 2/15/28, Callable
10/23/23 @ 102.88(a) 22,625
105,000 DCP Midstream Operating LP, 5.38%, 7/15/25,
Callable 4/15/25 @ 100 103,556
60,000 DCP Midstream Operating LP, 5.13%, 5/15/29,
Callable 2/15/29 @ 100 57,180
100,000 DCP Midstream Operating LP, 5.60%, 4/1/44,
Callable 10/1/43 @ 100 87,700
35,000 Delek Logistics Partners LP/Delek Logistics Finance
Corp., 7.13%, 6/1/28, Callable 6/1/24 @ 103.56(a) 31,938

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 18,000 Devon Energy Corp., 5.25%, 10/15/27, Callable
10/16/23 @ 101.75 $ 17,536
25,000 DT Midstream, Inc., 4.13%, 6/15/29, Callable
6/15/24 @ 102.06(a) 21,625
124,000 Enable Midstream Partners LP, 3.90%, 5/15/24,
Callable 2/15/24 @ 100 122,272
350,000 Energy Transfer LP, 4.95%, 6/15/28, Callable
3/15/28 @ 100 335,072
427,000 Energy Transfer LP, 5.00%, 5/15/50, Callable
11/15/49 @ 100 334,538
65,000 Energy Transfer LP, Series A, 9.65%
(US0003M+403 bps), 12/31/99, Callable 10/23/23
@ 100 60,775
60,000 EnLink Midstream LLC, 5.63%, 1/15/28, Callable
7/15/27 @ 100(a) 56,700
70,000 EQM Midstream Partners LP, 4.50%, 1/15/29,
Callable 7/15/28 @ 100(a) 62,300
45,000 EQT Corp., 5.00%, 1/15/29, Callable 7/15/28 @ 100 42,300
150,000 Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100 142,553
109,000 Hess Corp., 7.30%, 8/15/31 115,603
610,000 Hess Corp., 5.60%, 2/15/41 548,184
70,000 Hess Midstream Operations LP, 5.63%, 2/15/26,
Callable 11/6/23 @ 101.41(a) 67,637
35,000 Hess Midstream Operations LP, 4.25%, 2/15/30,
Callable 2/15/25 @ 102.13(a) 29,750
20,000 Kinetik Holdings LP, 5.88%, 6/15/30, Callable
6/15/25 @ 102.94(a) 18,719
25,000 Leeward Renewable Energy Operations LLC, 4.25%,
7/1/29, Callable 7/1/24 @ 102.13(a) 20,625
140,000 MPLX LP, 4.88%, 12/1/24, Callable 9/1/24 @ 100 138,116
200,000 MPLX LP, 4.95%, 9/1/32, Callable 6/1/32 @ 100 182,765
65,000 Murphy Oil Corp., 5.88%, 12/1/27, Callable
10/23/23 @ 102.94 62,888
60,000 NGL Energy Operating LLC/NGL Energy Finance
Corp., 7.50%, 2/1/26, Callable 11/6/23 @ 103.75(a) 59,325
30,000 Northern Oil and Gas, Inc., 8.75%, 6/15/31, Callable
6/15/26 @ 104.38(a) 30,563
50,000 Occidental Petroleum Corp., 3.50%, 8/15/29,
Callable 5/15/29 @ 100 42,200
85,000 Occidental Petroleum Corp., 8.88%, 7/15/30,
Callable 1/15/30 @ 100 95,412
412,000 Occidental Petroleum Corp., 7.50%, 5/1/31 436,308
25,000 Occidental Petroleum Corp., 7.88%, 9/15/31 27,000
40,000 Occidental Petroleum Corp., 4.30%, 8/15/39,
Callable 2/15/39 @ 100 29,000
40,000 Occidental Petroleum Corp., 6.20%, 3/15/40 38,050
120,000 Occidental Petroleum Corp., 4.40%, 4/15/46,
Callable 10/15/45 @ 100 88,050
80,000 Occidental Petroleum Corp., 4.20%, 3/15/48,
Callable 9/15/47 @ 100 55,800
50,000 PBF Holding Co. LLC/PBF Finance Corp., 6.00%,
2/15/28, Callable 11/6/23 @ 103 47,000
15,000 PDC Energy, Inc., 5.75%, 5/15/26, Callable 11/6/23
@ 101.44 14,981
20,000 Permian Resources Operating LLC, 7.00%, 1/15/32,
Callable 1/15/27 @ 103.5(a) 19,725
110,000 Plains All Amer Pipeline, 3.60%, 11/1/24, Callable
8/1/24 @ 100 106,997
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 45,000 Range Resources Corp., 4.88%, 5/15/25, Callable
2/15/25 @ 100 $ 43,537
230,000 Sabine Pass Liquefaction LLC, 4.50%, 5/15/30,
Callable 11/15/29 @ 100 210,738
408,000 Sanchez Energy Corp., 7.25%, 2/15/23(a)(c) —
38,000 Sitio Royalties Operating Partnership LP/Sitio
Finance Corp., 7.88%, 11/1/28, Callable 11/1/25
@ 103.94(a) 38,095
20,000 SM Energy Co., 5.63%, 6/1/25, Callable 11/6/23
@ 100 19,500
346,000 Southeast Supply Header LLC, 4.25%, 6/15/24,
Callable 3/15/24 @ 100(a) 330,863
25,000 Southwestern Energy Co., 4.75%, 2/1/32, Callable
2/1/27 @ 102.38 21,313
5,000 Sunoco LP/Sunoco Finance Corp., 6.00%, 4/15/27,
Callable 11/6/23 @ 102 4,831
95,000 Sunoco LP/Sunoco Finance Corp., 5.88%, 3/15/28,
Callable 11/6/23 @ 102.94 91,134
60,000 Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp., 6.00%, 12/31/30, Callable 12/31/25
@ 103(a) 52,650
30,000 Targa Resources Partners LP/Targa Resources
Partners Finance Corp., 5.50%, 3/1/30, Callable
3/1/25 @ 102.75 28,012
20,000 Targa Resources Partners LP/Targa Resources
Partners Finance Corp., 4.00%, 1/15/32, Callable
7/15/26 @ 102 16,850
13,000 Western Gas Partners LP, 4.65%, 7/1/26, Callable
4/1/26 @ 100 12,496
600,000 Western Gas Partners LP, 4.50%, 3/1/28, Callable
12/1/27 @ 100 558,750
85,000 Western Midstream Operating LP, 4.30%, 2/1/30,
Callable 11/1/29 @ 100 73,950
220,000 Williams Cos., Inc. (The), 4.65%, 8/15/32, Callable
5/15/32 @ 100 200,283
6,118,853
Passenger Airlines (0.0%
†
):
35,000 American Airlines, Inc., 7.25%, 2/15/28, Callable
2/15/25 @ 103.63(a) 33,425
Personal Care Products (0.0%
†
):
25,000 BellRing Brands, Inc., 7.00%, 3/15/30, Callable
3/15/27 @ 101.75(a) 24,625
Pharmaceuticals (0.3%):
37,000 Bausch Health Cos., Inc., 11.00%, 9/30/28(a) 25,160
7,000 Bausch Health Cos., Inc., 14.00%, 10/15/30,
Callable 10/15/25 @ 106(a) 4,148
20,000 Catalent Pharma Solutions, Inc., 3.50%, 4/1/30,
Callable 4/1/25 @ 101.75^(a) 16,450
116,000 Elanco Animal Health, Inc., 5.90%, 8/28/28, Callable
5/28/28 @ 100^ 112,230
20,000 Jazz Securities DAC, 4.38%, 1/15/29, Callable
7/15/24 @ 102.19(a) 17,450
70,000 Organon & Co./Organon Foreign Debt Co-Issuer BV,
4.13%, 4/30/28, Callable 4/30/24 @ 102.06(a) 60,725
230,000 Viatris, Inc., 2.70%, 6/22/30, Callable 3/22/30 @
100 179,247
415,410

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Professional Services (0.1%):
$ 25,000 Asgn, Inc., 4.63%, 5/15/28, Callable 11/6/23 @
102.31(a) $ 22,375
25,000 Block, Inc., 2.75%, 6/1/26, Callable 5/1/26 @ 100 22,374
25,000 Block, Inc., 3.50%, 6/1/31, Callable 3/1/31 @ 100^ 19,563
90,000 CoreLogic, Inc., 4.50%, 5/1/28, Callable 5/1/24 @
102.25(a) 68,400
5,000 TKC Holdings, Inc., 10.50%, 5/15/29, Callable
5/15/24 @ 105.25(a) 4,175
20,000 TriNet Group, Inc., 7.13%, 8/15/31, Callable
8/15/26 @ 103.56(a) 19,800
156,687
Real Estate Management & Development (0.6%):
150,000 CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31
@ 100 116,201
27,000 Corporate Office Properties LP, 2.00%, 1/15/29,
Callable 11/15/28 @ 100 21,126
225,000 Invitation Homes Operating Partnership LP, 4.15%,
4/15/32, Callable 1/15/32 @ 100 193,304
35,000 Kennedy-Wilson, Inc., 4.75%, 2/1/30, Callable
9/1/24 @ 102.38 26,075
120,000 TK Elevator US Newco, Inc., 5.25%, 7/15/27,
Callable 11/6/23 @ 102.63(a) 109,950
390,000 VICI Properties LP, 4.95%, 2/15/30, Callable
12/15/29 @ 100 359,549
40,000 VICI Properties LP/VICI Note Co., Inc., 4.63%,
6/15/25, Callable 3/15/25 @ 100(a) 38,600
864,805
Residential REITs (0.1%):
150,000 American Homes 4 Rent LP, 3.63%, 4/15/32,
Callable 1/15/32 @ 100 124,259
Retail REITs (0.4%):
100,000 Boston Properties LP, 6.75%, 12/1/27, Callable
11/1/27 @ 100 100,724
22,000 Retail Properties of America, Inc., 4.75%, 9/15/30,
Callable 6/15/30 @ 100 19,623
387,000 Tanger Properties LP, 3.13%, 9/1/26, Callable
6/1/26 @ 100 348,826
237,000 Tanger Properties LP, 2.75%, 9/1/31, Callable
6/1/31 @ 100 171,529
640,702
Semiconductors & Semiconductor Equipment (0.7%):
55,000 Broadcom, Inc., 2.45%, 2/15/31, Callable 11/15/30
@ 100(a) 42,835
797,000 Broadcom, Inc., 2.60%, 2/15/33, Callable 11/15/32
@ 100(a) 592,335
490,000 Broadcom, Inc., 3.50%, 2/15/41, Callable 8/15/40
@ 100(a) 339,868
30,000 ON Semiconductor Corp., 3.88%, 9/1/28, Callable
11/6/23 @ 101.94(a) 26,475
50,000 Qorvo, Inc., 4.38%, 10/15/29, Callable 10/15/24
@ 102.19 44,000
1,045,513
Software (0.6%):
55,000 Acuris Finance U.S., Inc./Acuris Finance SARL,
5.00%, 5/1/28, Callable 5/1/24 @ 102.5(a) 45,237
25,000 Boxer Parent Co., Inc., 7.13%, 10/2/25, Callable
11/6/23 @ 101.78(a) 24,875
Principal Amount Value
Corporate Bonds, continued
Software, continued
$ 40,000 Clarivate Science Holdings Corp., 4.88%, 7/1/29,
Callable 6/30/24 @ 102.44(a) $ 34,000
25,000 Cloud Software Group, Inc., 6.50%, 3/31/29,
Callable 9/30/25 @ 103.25(a) 22,000
110,000 Cloud Software Group, Inc., 9.00%, 9/30/29,
Callable 9/30/25 @ 104.5(a) 95,288
30,000 Elastic NV, 4.13%, 7/15/29, Callable 7/15/24 @
102.06(a) 25,425
30,000 Fair Isaac Corp., 4.00%, 6/15/28, Callable 10/23/23
@ 102(a) 26,925
55,000 MicroStrategy, Inc., 6.13%, 6/15/28, Callable
6/15/24 @ 103.06(a) 48,675
555,000 Oracle Corp., 2.30%, 3/25/28, Callable 1/25/28
@ 100 480,467
240,000 Oracle Corp., 2.88%, 3/25/31, Callable 12/25/30
@ 100 196,291
999,183
Specialized REITs (0.0%
†
):
15,000 LCM Investments Holdings II LLC, 8.25%, 8/1/31,
Callable 8/1/26 @ 104.13(a) 14,588
70,000 Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital
LLC, 6.00%, 1/15/30, Callable 1/15/25 @ 103(a) 44,625
59,213
Specialty Retail (0.4%):
35,000 Asbury Automotive Group, Inc., 4.63%, 11/15/29,
Callable 11/15/24 @ 102.31(a) 29,925
47,000 AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30
@ 100 42,303
200,000 AutoZone, Inc., 4.00%, 4/15/30, Callable 1/15/30
@ 100 180,347
66,000 Carvana Co., 5.88%, 10/1/28, Callable 10/16/23 @
104.41(a) 39,600
10,000 Carvana Co., 4.88%, 9/1/29, Callable 9/1/24 @
102.44(a) 5,950
55,000 Carvana Co., 10.25%, 5/1/30, Callable 5/1/27 @
105.13(a) 42,350
30,000 Foot Locker, Inc., 4.00%, 10/1/29, Callable 10/1/24
@ 102^(a) 21,600
95,000 L Brands, Inc., 6.63%, 10/1/30, Callable 10/1/25
@ 103.31(a) 89,063
25,000 Magic Mergeco, Inc., 5.25%, 5/1/28, Callable
11/1/23 @ 102.63(a) 20,000
30,000 Party City Holdings, Inc., 8.75%, 2/15/26, Callable
11/6/23 @ 104.38(a) 3,900
20,000 Rent-A-Center, Inc., 6.38%, 2/15/29, Callable
2/15/24 @ 103.19(a) 17,900
19,655 Topaz Solar Farms LLC, 5.75%, 9/30/39(a) 18,279
50,000 Valvoline, Inc., 3.63%, 6/15/31, Callable 6/15/26
@ 101.81(a) 38,812
550,029
Technology Hardware, Storage & Peripherals (0.2%):
40,000 Central Parent LLC/CDK Global II LLC/CDK Financing
Co., Inc., 8.00%, 6/15/29, Callable 6/15/25 @
104(a) 40,000
129,000 Dell International LLC/EMC Corp., 6.02%, 6/15/26,
Callable 3/15/26 @ 100 129,561
148,000 Dell International LLC/EMC Corp., 6.10%, 7/15/27,
Callable 5/15/27 @ 100 149,410

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Technology Hardware, Storage & Peripherals, continued
$ 20,000 Seagate HDD Cayman, 8.25%, 12/15/29, Callable
7/15/26 @ 104.13(a) $ 20,525
339,496
Textiles, Apparel & Luxury Goods (0.1%):
25,000 Crocs, Inc., 4.13%, 8/15/31, Callable 8/15/26 @
102.06(a) 19,281
20,000 Kontoor Brands, Inc., 4.13%, 11/15/29, Callable
11/15/24 @ 102.06(a) 16,600
30,000 Levi Strauss & Co., 3.50%, 3/1/31, Callable 3/1/26
@ 101.75^(a) 23,812
45,000 Wolverine World Wide, Inc., 4.00%, 8/15/29,
Callable 8/15/24 @ 102(a) 33,244
92,937
Tobacco (0.0%
†
):
30,000 Turning Point Brands, Inc., 5.63%, 2/15/26, Callable
10/16/23 @ 102.81(a) 27,938
Trading Companies & Distributors (0.2%):
290,000 Air Lease Corp., 3.38%, 7/1/25, Callable 6/1/25
@ 100 275,429
20,000 Beacon Roofing Supply, Inc., 6.50%, 8/1/30,
Callable 8/1/26 @ 103.25(a) 19,350
40,000 Foundation Building Materials, Inc., 6.00%, 3/1/29,
Callable 3/1/24 @ 103(a) 33,600
25,000 SRS Distribution, Inc., 6.13%, 7/1/29, Callable
7/1/24 @ 103.06(a) 21,375
40,000 SRS Distribution, Inc., 6.00%, 12/1/29, Callable
12/1/24 @ 103(a) 33,800
383,554
Wireless Telecommunication Services (0.4%):
175,000 Sprint Communications, Inc., 6.88%, 11/15/28 180,906
65,000 T-Mobile USA, Inc., 4.75%, 2/1/28, Callable
10/16/23 @ 102.38 62,075
500,000 T-Mobile USA, Inc., 3.88%, 4/15/30, Callable
1/15/30 @ 100 443,856
686,837
Total Corporate Bonds (Cost $54,353,149) 47,758,313
Yankee Debt Obligations (7.9%):
Aerospace & Defense (0.1%):
55,000 Bombardier, Inc., 7.13%, 6/15/26, Callable 11/6/23
@ 103.56(a) 53,144
45,000 Bombardier, Inc., 6.00%, 2/15/28, Callable 2/15/24
@ 103(a) 40,837
93,981
Banks (1.4%):
270,000 Barclays plc, 5.09% (US0003M+305 bps), 6/20/30,
Callable 6/20/29 @ 100 241,389
200,000 Commonwealth Bank of Australia, 3.61%, 9/12/34,
Callable 9/12/29 @ 100(a) 165,702
205,000 HSBC Holdings plc, 4.25%, 3/14/24 203,103
800,000 Intesa Sanpaolo SpA, 5.71%, 1/15/26(a) 765,928
286,000 Royal Bank of Scotland Group plc, 3.07%
(H15T1Y+255 bps), 5/22/28, Callable 5/22/27 @
100 254,696
513,000 Societe Generale SA, 1.49% (H15T1Y+110 bps),
12/14/26, Callable 12/14/25 @ 100(a) 458,480
Principal Amount Value
Yankee Debt Obligations, continued
Banks, continued
$ 12,000 UniCredit SpA, 5.86% (USISDA05+370 bps),
6/19/32, Callable 6/19/27 @ 100(a) $ 10,899
23,000 UniCredit SpA, 7.30% (USISDA05+491 bps),
4/2/34, Callable 4/2/29 @ 100(a) 21,739
135,000 Westpac Banking Corp., 4.11% (H15T5Y+200 bps),
7/24/34, Callable 7/24/29 @ 100 115,834
2,237,770
Biotechnology (0.0%
†
):
85,000 Grifols Escrow Issuer SA, 4.75%, 10/15/28, Callable
10/15/24 @ 102.38^(a) 72,675
Capital Markets (1.2%):
280,000 Credit Suisse Group AG, 4.19% (SOFR+373 bps),
4/1/31, Callable 4/1/30 @ 100(a) 245,055
680,000 Deutsche Bank AG, 4.50%, 4/1/25^ 653,681
25,000 Macquarie Airfinance Holdings, Ltd., 8.38%, 5/1/28,
Callable 5/1/25 @ 104.19(a) 25,281
20,000 Macquarie Airfinance Holdings, Ltd., 8.13%,
3/30/29, Callable 9/30/25 @ 104.06(a) 20,025
720,000 UBS Group AG, 3.75%, 3/26/25 693,050
314,000 UBS Group AG, 1.49% (H15T1Y+85 bps), 8/10/27,
Callable 8/10/26 @ 100(a) 273,926
1,911,018
Chemicals (0.2%):
25,000 Cerdia Finanz GmbH, 10.50%, 2/15/27, Callable
2/15/24 @ 105.25(a) 24,719
85,000 Methanex Corp., 5.13%, 10/15/27, Callable 4/15/27
@ 100 78,200
30,000 Methanex Corp., 5.25%, 12/15/29, Callable 9/15/29
@ 100 26,850
95,000 NOVA Chemicals Corp., 5.25%, 6/1/27, Callable
3/3/27 @ 100(a) 81,700
25,000 SPCM SA, 3.13%, 3/15/27, Callable 3/15/24 @
101.56(a) 21,906
233,375
Communications Equipment (0.0%
†
):
30,000 Nokia Oyj, 6.63%, 5/15/39 26,887
Construction Materials (0.1%):
85,000 INEOS Finance plc, 6.75%, 5/15/28, Callable
2/15/25 @ 103.38(a) 79,263
Containers & Packaging (0.0%
†
):
10,000 Intelligent Packaging, Ltd. Finco, Inc./Intelligent
Packaging, Ltd. Co-Issuer LLC, 6.00%, 9/15/28,
Callable 11/6/23 @ 101.5(a) 8,713
45,000 Trivium Packaging Finance BV, 5.50%, 8/15/26,
Callable 11/6/23 @ 101.38(a) 41,962
50,675
Diversified Consumer Services (0.1%):
95,000 GEMS MENASA Cayman, Ltd./GEMS Education
Delaware LLC, 7.13%, 7/31/26, Callable 11/6/23
@ 101.78(a) 92,269
Diversified Telecommunication Services (0.2%):
270,000 Altice France SA, 6.00%, 2/15/28, Callable 11/6/23
@ 103(a) 129,263
185,000 Altice France SA, 5.13%, 1/15/29, Callable 11/6/23
@ 102.56(a) 131,581
540,000 Intelsat, 0.00%(c) —

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Yankee Debt Obligations, continued
Diversified Telecommunication Services, continued
$ 111,000 Intelsat, 0.00%(c) $ —
20,000 Telecom Italia Capital SA, 6.38%, 11/15/33 17,250
80,000 Telecom Italia SpA, 6.00%, 9/30/34 66,300
344,394
Energy Equipment & Services (0.0%
†
):
10,000 Seadrill Finance, Ltd., 8.38%, 8/1/30, Callable
8/1/26 @ 104.19(a) 10,175
45,000 Transocean Poseidon, Ltd., 6.88%, 2/1/27, Callable
11/6/23 @ 103.44(a) 44,325
54,500
Financial Services (0.9%):
21,000 1375209 BC, Ltd., 9.00%, 1/30/28, Callable
10/16/23 @ 101(a) 20,790
130,000 C&W Senior Financing Dac, 6.88%, 9/15/27,
Callable 10/16/23 @ 101.72(a) 114,563
65,000 HTA Group, Ltd., 7.00%, 12/18/25, Callable 11/6/23
@ 101.75(a) 62,400
45,000 Intelsat Jackson Holdings SA, 6.50%, 3/15/30,
Callable 3/15/25 @ 102(a) 39,952
1,000,000 Park Aerospace Holdings, 5.50%, 2/15/24(a) 995,000
130,000 Vmed O2 UK Financing I plc, 4.25%, 1/31/31,
Callable 1/31/26 @ 102.13(a) 103,187
1,335,892
Hotels, Restaurants & Leisure (0.1%):
55,000 1011778 BC ULC/New Red Finance, Inc., 5.75%,
4/15/25, Callable 11/6/23 @ 101.44(a) 54,587
80,000 1011778 BC ULC/New Red Finance, Inc., 4.00%,
10/15/30, Callable 10/15/25 @ 102(a) 66,500
65,000 Melco Resorts Finance, Ltd., 5.38%, 12/4/29,
Callable 12/4/24 @ 102.69(a) 53,463
10,000 Ontario Gaming GTA LP, 8.00%, 8/1/30, Callable
8/1/25 @ 104(a) 9,975
25,000 Studio City Co., Ltd., 7.00%, 2/15/27, Callable
2/15/24 @ 103.5(a) 23,625
208,150
Insurance (0.2%):
230,000 AIA Group, Ltd., 3.38%, 4/7/30, Callable 1/7/30
@ 100(a) 201,350
200,000 Swiss Re Finance Luxembourg SA, 5.00%
(H15T5Y+358 bps), 4/2/49, Callable 4/2/29 @
100(a) 186,567
387,917
Media (0.0%
†
):
50,000 Ziggo BV, 5.13%, 2/28/30, Callable 2/15/25 @
102.56(a) 37,062
Metals & Mining (0.1%):
85,000 ERO Copper Corp., 6.50%, 2/15/30, Callable
2/15/25 @ 103.25(a) 73,312
25,000 First Quantum Minerals, Ltd., 6.88%, 3/1/26,
Callable 10/16/23 @ 101.72(a) 24,281
55,000 First Quantum Minerals, Ltd., 6.88%, 10/15/27,
Callable 10/16/23 @ 103.44(a) 52,663
5,000 FMG Resources Pty, Ltd., 4.50%, 9/15/27, Callable
6/15/27 @ 100(a) 4,538
30,000 Mineral Resources, Ltd., 8.00%, 11/1/27, Callable
11/1/24 @ 104(a) 29,437
Principal Amount Value
Yankee Debt Obligations, continued
Metals & Mining, continued
$ 20,000 Mineral Resources, Ltd., 9.25%, 10/1/28, Callable
10/1/25 @ 104.63(a) $ 20,150
204,381
Oil, Gas & Consumable Fuels (1.2%):
115,000 eG Global Finance plc, 6.75%, 2/7/25, Callable
10/16/23 @ 100(a) 112,413
100,000 Meg Energy Corp., 7.13%, 2/1/27, Callable 11/6/23
@ 103.56(a) 101,250
785,000 Petroleos Mexicanos, 6.84%, 1/23/30, Callable
10/23/29 @ 100 613,281
1,662,000 Petroleos Mexicanos, 6.75%, 9/21/47 980,580
30,000 Teine Energy, Ltd., 6.88%, 4/15/29, Callable
4/15/24 @ 103.44(a) 27,525
1,835,049
Passenger Airlines (0.0%
†
):
95,000 VistaJet Malta Finance plc/Vista Management
Holding, Inc., 6.38%, 2/1/30, Callable 2/1/25 @
103.19(a) 73,269
Pharmaceuticals (0.1%):
85,000 Bausch Health Cos., Inc., 5.50%, 11/1/25, Callable
11/6/23 @ 100(a) 75,437
Software (0.1%):
95,000 Open Text Corp., 3.88%, 2/15/28, Callable 11/6/23
@ 101.94(a) 82,650
Sovereign Bond (1.1%):
56,434 Argentine Republic Government International Bond,
1.00%, 7/9/29, Callable 11/6/23 @ 100 15,802
513,757 Argentine Republic Government International Bond,
0.75%, 7/9/30, Callable 11/7/23 @ 100 149,632
941,242 Argentine Republic Government International Bond,
3.62%, 7/9/35, Callable 11/7/23 @ 100 241,193
444,000 Dominican Republic, 5.50%, 1/27/25^(a) 439,560
250,000 Dominican Republic, 6.00%, 7/19/28(a) 238,125
300,000 Indonesia Government International Bond, 4.20%,
10/15/50 228,685
200,000 Qatar Government International Bond, 4.40%,
4/16/50(a) 162,233
230,000 Saudi Government International Bond, 3.25%,
10/22/30(a) 200,976
1,676,206
Tobacco (0.1%):
200,000 Imperial Brands Finance plc, 6.13%, 7/27/27,
Callable 6/27/27 @ 100(a) 199,116
Trading Companies & Distributors (0.4%):
251,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 4.45%, 4/3/26, Callable 2/3/26 @ 100 240,373
209,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 2.45%, 10/29/26, Callable 9/29/26 @ 100 187,220
234,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 3.30%, 1/30/32, Callable 10/30/31 @ 100 185,568
613,161
Transportation Infrastructure (0.0%
†
):
75,000 Seaspan Corp., 5.50%, 8/1/29, Callable 8/1/24 @
102.75(a) 60,187

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Yankee Debt Obligations, continued
Wireless Telecommunication Services (0.3%):
$ 315,000 Millicom International Cellular SA, 6.25%, 3/25/29,
Callable 3/25/24 @ 103.13(a) $ 266,963
60,000 Millicom International Cellular SA, 4.50%, 4/27/31,
Callable 4/27/26 @ 102.25(a) 42,600
110,000 Rogers Communications, Inc., 3.20%, 3/15/27,
Callable 2/15/27 @ 100 100,675
100,000 Rogers Communications, Inc., 3.80%, 3/15/32,
Callable 12/15/31 @ 100 82,991
493,229
Total Yankee Debt Obligations (Cost $15,460,230) 12,478,513
Municipal Bonds (0.9%):
Illinois (0.6%):
263,077 Illinois State, Build America Bonds, GO, 6.63%,
2/1/35 263,916
392,308 Illinois State, Build America Bonds, GO, Series 3,
6.73%, 4/1/35 393,956
225,000 Illinois State, GO, 5.10%, 6/1/33 212,789
870,661
New Jersey (0.3%):
504,000 New Jersey Economic Development Authority
Revenue, GO, Series A, 7.43%, 2/15/29 532,047
Total Municipal Bonds (Cost $1,502,020) 1,402,708
U.S. Government Agency Mortgages (21.4%):
Federal Home Loan Mortgage Corporation (6.6%):
17,724 2.50%, 6/1/31, Pool #G18604 15,877
31,457 2.50%, 7/1/31, Pool #V61246 27,981
51,416 2.50%, 8/1/31, Pool #V61273 45,731
190,713 3.50%, 3/1/32, Pool #C91403 173,642
578,355 3.50%, 7/1/32, Pool #C91467 526,579
5,048 2.50%, 8/1/32, Pool #G18654 4,514
5,378 2.50%, 11/1/32, Pool #G18665 4,809
163,738 2.50%, 12/1/32, Pool #G18669 145,032
25,012 2.50%, 3/1/33, Pool #G18680 22,518
59,007 3.00%, 4/1/33, Pool #G18684 54,106
10,157 2.50%, 4/1/33, Pool #G18683 9,144
5,195 2.50%, 5/1/33, Pool #G18687 4,677
110,595 2.50%, 7/1/33, Pool #G16661 98,692
23,112 3.00%, 4/1/34, Pool #G16829 21,538
215,947 3.50%, 10/1/34, Pool #C91793 193,118
425,601 4.00%, 5/1/37, Pool #C91938 396,700
17,349 3.50%, 4/1/40, Pool #V81744 15,253
36,301 3.50%, 5/1/40, Pool #V81750 31,922
39,169 3.50%, 6/1/40, Pool #V81792 34,440
22,881 3.50%, 8/1/40, Pool #V81886 20,110
15,547 3.50%, 9/1/40, Pool #V81958 13,664
25,601 4.50%, 1/1/41, Pool #A96051 24,436
138,487 2.00%, 3/1/41, Pool #SC0136 107,838
24,127 4.50%, 3/1/41, Pool #A97673 22,261
19,553 2.00%, 4/1/41, Pool #RB5108 15,708
38,541 4.50%, 4/1/41, Pool #A97942 35,553
135,097 5.00%, 6/1/41, Pool #G06596 134,175
20,293 2.00%, 7/1/41, Pool #RB5118 16,303
21,244 2.00%, 10/1/41, Pool #RB5131 16,887
478,077 4.50%, 1/1/42, Pool #G60517 452,676
68,805 3.00%, 12/1/42, Pool #C04320 58,472
22,016 4.00%, 5/1/43, Pool #Q18481 20,155
22,977 4.00%, 7/1/43, Pool #Q19597 21,035
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 22,428 4.00%, 10/1/43, Pool #Q22499 $ 20,527
82,205 3.50%, 1/1/44, Pool #G60271 73,436
162,584 3.50%, 1/1/44, Pool #G07922 143,365
26,610 4.00%, 1/1/44, Pool #V80950 24,305
89,648 4.00%, 1/1/45, Pool #Q30720 82,115
82,268 4.00%, 2/1/45, Pool #G07949 76,943
39,689 3.50%, 3/1/45, Pool #Q32008 35,372
25,864 3.50%, 3/1/45, Pool #Q31974 23,033
19,662 3.50%, 3/1/45, Pool #Q32328 17,541
15,721 3.00%, 5/1/45, Pool #Q33468 13,658
98,307 3.50%, 5/1/45, Pool #Q33547 85,244
111,818 3.00%, 6/1/45, Pool #Q34156 97,161
130,162 3.50%, 6/1/45, Pool #Q34164 112,924
19,587 3.50%, 6/1/45, Pool #Q33791 16,987
28,976 3.00%, 7/1/45, Pool #Q34759 25,050
9,568 3.00%, 7/1/45, Pool #Q34979 8,176
45,724 4.00%, 8/1/45, Pool #Q35845 42,221
7,382 4.00%, 9/1/45, Pool #Q37853 6,850
4,095 4.00%, 11/1/45, Pool #Q38812 3,693
152,924 3.50%, 11/1/45, Pool #Q37467 136,219
1,650 4.00%, 2/1/46, Pool #Q38879 1,525
8,415 4.00%, 2/1/46, Pool #Q38782 7,780
11,317 4.00%, 2/1/46, Pool #Q38783 10,312
5,854 4.00%, 4/1/46, Pool #Q39975 5,412
24,848 4.00%, 4/1/46, Pool #V82292 22,939
174,146 3.50%, 5/1/46, Pool #G60553 154,101
56,959 3.50%, 5/1/46, Pool #G60603 50,360
49,407 3.50%, 5/1/46, Pool #Q40647 43,544
160,362 3.50%, 9/1/46, Pool #Q43257 141,706
7,855 4.00%, 9/1/47, Pool #Q50433 7,226
14,370 4.00%, 10/1/47, Pool #Q51189 13,220
10,451 4.00%, 2/1/48, Pool #Q54192 9,569
110,480 4.00%, 5/1/48, Pool #Q55992 101,196
348,957 4.00%, 6/1/48, Pool #G67713 320,414
43,090 4.00%, 7/1/48, Pool #Q59935 39,719
330,785 2.50%, 10/1/50, Pool #SD7525 268,109
477,576 2.50%, 11/1/50, Pool #SD7530 383,501
32,603 2.50%, 2/1/51, Pool #RA4575 26,184
37,771 2.50%, 2/1/51, Pool #SD7535 30,483
25,672 2.50%, 3/1/51, Pool #RA4749 20,617
342,479 1.50%, 4/1/51, Pool #QC0798 245,750
125,001 2.00%, 5/1/51, Pool #SD7541 96,500
588,401 3.00%, 5/1/51, Pool #QC1881 491,343
12,333 2.00%, 7/1/51, Pool #QC4163 9,519
134,101 3.00%, 9/1/51, Pool #QC7496 111,691
303,985 2.00%, 10/1/51, Pool #RA6076 233,788
445,916 2.00%, 11/1/51, Pool #RA6241 342,867
176,026 2.00%, 11/1/51, Pool #RA6302 134,938
1,061,799 2.50%, 12/1/51, Pool #RA6435 850,563
180,506 2.00%, 12/1/51, Pool #RA6510 139,083
313,270 2.50%, 1/1/52, Pool #RA6622 251,097
273,740 2.00%, 2/1/52, Pool #RA6823 209,304
540,424 2.00%, 2/1/52, Pool #RA6820 415,037
144,546 3.00%, 3/1/52, Pool #SD2219 120,532
216,011 3.50%, 3/1/52, Pool #RA6949 187,194
596,319 3.00%, 3/1/52, Pool #RA6988 493,667
224,819 3.50%, 3/1/52, Pool #RA6950 195,316
89,555 5.50%, 9/1/52, Pool #SD1579 86,890
45,765 4.00%, 10/1/52, Pool #SD1772 41,262

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 96,217 5.00%, 11/1/52, Pool #SD1862 $ 91,784
74,999 2.50%, 1/1/53, Pool #SD8303 59,536
10,295,944
Federal National Mortgage Association (10.7%):
79,430 2.50%, 6/1/29, Pool #MA3734 70,966
45,329 2.50%, 9/1/31, Pool #AS8012 41,055
194,813 2.50%, 12/1/32, Pool #CA3748 172,646
2,237 4.50%, 7/1/33, Pool #729327 2,183
944 4.50%, 7/1/33, Pool #720240 914
2,595 4.50%, 8/1/33, Pool #729713 2,510
13,548 4.50%, 8/1/33, Pool #729380 13,068
2,498 4.50%, 8/1/33, Pool #727160 2,412
1,974 4.50%, 8/1/33, Pool #727029 1,912
6,922 4.50%, 8/1/33, Pool #726956 6,673
3,493 4.50%, 8/1/33, Pool #723124 3,369
8,820 4.50%, 8/1/33, Pool #726928 8,506
4,517 4.50%, 9/1/33, Pool #734922 4,408
12,178 4.50%, 9/1/33, Pool #727147 11,883
18,880 4.50%, 12/1/33, Pool #AL5321 18,425
77,945 3.50%, 8/1/34, Pool #CA4090 73,792
66,925 3.50%, 10/1/34, Pool #FM1579 62,352
14,677 6.00%, 10/1/34, Pool #AL2130 14,947
51,614 3.50%, 2/1/35, Pool #CA5291 47,693
1,140,256 2.00%, 6/1/35, Pool #BP5619 982,639
29,892 4.50%, 9/1/35, Pool #AB8198 29,168
170,351 2.00%, 10/1/35, Pool #BK5705 146,847
288,409 6.00%, 5/1/36, Pool #745512 293,860
141,898 6.00%, 1/1/37, Pool #932030 146,470
25,554 6.00%, 3/1/37, Pool #889506 26,177
38,128 6.00%, 1/1/38, Pool #889371 38,907
14,148 6.00%, 3/1/38, Pool #889219 14,453
6,851 6.00%, 7/1/38, Pool #889733 6,925
38,358 4.50%, 3/1/39, Pool #AB0051 37,433
200,571 4.50%, 4/1/39, Pool #AB0043 195,715
129,197 2.50%, 8/1/39, Pool #MA3761 108,607
16,946 4.50%, 11/1/39, Pool #AC5442 16,055
53,799 6.00%, 5/1/40, Pool #AL2129 54,581
47,123 2.00%, 10/1/40, Pool #FM4644 38,293
17,042 2.00%, 10/1/40, Pool #MA4176 13,751
20,138 4.00%, 12/1/40, Pool #AA4757 18,531
17,477 2.00%, 12/1/40, Pool #MA4204 14,197
18,706 2.00%, 2/1/41, Pool #MA4268 15,029
25,625 4.50%, 2/1/41, Pool #AH5580 24,774
19,188 2.00%, 3/1/41, Pool #MA4287 15,415
19,825 2.00%, 4/1/41, Pool #MA4311 15,926
56,726 2.00%, 4/1/41, Pool #CB0116 44,156
20,061 2.00%, 5/1/41, Pool #MA4333 16,116
20,385 2.00%, 6/1/41, Pool #MA4364 16,234
42,274 2.00%, 6/1/41, Pool #FM7891 35,140
158,173 2.00%, 10/1/41, Pool #MA4446 127,075
436,384 1.50%, 11/1/41, Pool #MA4473 333,238
3,551 6.00%, 1/1/42, Pool #AL2128 3,444
131,727 2.50%, 2/1/43, Pool #AB8465 108,076
30,279 4.00%, 10/1/43, Pool #BM1167 27,780
125,500 4.50%, 3/1/44, Pool #AL5082 116,962
7,160 4.00%, 12/1/44, Pool #AY0045 6,645
42,112 3.00%, 5/1/45, Pool #AS4972 35,828
66,475 4.00%, 5/1/45, Pool #AZ1207 59,943
23,590 5.00%, 6/1/45, Pool #AZ3448 23,104
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 29,715 4.00%, 6/1/45, Pool #AY8126 $ 27,462
21,356 4.00%, 6/1/45, Pool #AZ2719 19,359
27,878 4.00%, 6/1/45, Pool #AZ3341 25,271
96,487 4.00%, 6/1/45, Pool #AY8096 87,024
107,864 4.00%, 7/1/45, Pool #AZ0833 97,809
35,399 3.00%, 8/1/45, Pool #AZ8288 30,107
15,048 3.00%, 8/1/45, Pool #AZ3728 12,797
92,941 3.00%, 8/1/45, Pool #AS5634 79,049
11,392 4.00%, 11/1/45, Pool #AZ0560 10,292
41,108 4.00%, 12/1/45, Pool #BA6404 37,070
30,513 4.50%, 2/1/46, Pool #BM5199 28,678
228,990 3.50%, 5/1/46, Pool #BC0880 201,816
7,876 4.00%, 5/1/46, Pool #BC2276 7,164
84,421 4.00%, 7/1/46, Pool #BC1443 77,185
27,392 4.50%, 8/1/46, Pool #AL9111 25,832
97,119 4.00%, 9/1/46, Pool #BC2843 88,759
299,485 3.50%, 12/1/46, Pool #BC9077 264,000
47,231 3.50%, 2/1/47, Pool #BE5696 41,457
365,644 4.50%, 2/1/47, Pool #AL9846 344,159
5,128 4.00%, 6/1/47, Pool #BH4269 4,645
27,080 3.00%, 5/1/49, Pool #MA3670 22,629
267,973 2.50%, 8/1/50, Pool #SD0430 215,964
185,292 1.50%, 12/1/50, Pool #CA8005 133,163
421,302 2.00%, 4/1/51, Pool #MA4305 320,992
247,463 2.50%, 4/1/51, Pool #FM6540 203,326
144,703 2.50%, 5/1/51, Pool #MA4326 115,320
60,501 2.50%, 5/1/51, Pool #CB0388 48,599
501,731 3.00%, 6/1/51, Pool #CB0850 420,278
437,472 1.50%, 6/1/51, Pool #MA4354 314,842
285,241 2.50%, 7/1/51, Pool #CB0997 229,074
9,853 2.00%, 7/1/51, Pool #BT1461 7,588
42,807 2.50%, 8/1/51, Pool #CB1384 34,381
82,378 3.00%, 8/1/51, Pool #FM9973 68,856
171,915 2.50%, 9/1/51, Pool #CB1549 138,066
232,994 2.00%, 10/1/51, Pool #CB1799 180,994
308,591 2.00%, 10/1/51, Pool #CB1801 237,802
184,279 3.00%, 11/1/51, Pool #CB2164 154,519
324,261 2.00%, 11/1/51, Pool #FM9568 250,343
203,249 2.00%, 11/1/51, Pool #FM9539 156,659
138,470 3.00%, 11/1/51, Pool #FM9632 115,849
700,347 2.50%, 11/1/51, Pool #FM9501 562,306
176,242 3.00%, 11/1/51, Pool #FM9633 146,929
133,213 2.00%, 12/1/51, Pool #CB2350 102,412
95,546 3.00%, 12/1/51, Pool #FM9777 79,408
58,392 3.00%, 12/1/51, Pool #CB2420 48,961
88,983 3.00%, 12/1/51, Pool #BT9503 74,108
1,063,509 2.50%, 12/1/51, Pool #FM9865 853,763
176,080 2.50%, 12/1/51, Pool #CB2320 141,396
135,345 2.00%, 12/1/51, Pool #CB2347 104,461
89,358 2.00%, 12/1/51, Pool #CB2348 68,858
494,919 2.00%, 12/1/51, Pool #CB2349 381,443
124,639 2.50%, 12/1/51, Pool #CB2376 100,093
351,585 2.00%, 1/1/52, Pool #FS0288 268,758
817,906 2.00%, 1/1/52, Pool #FS0286 630,266
222,095 3.00%, 2/1/52, Pool #FS0631 185,981
143,888 3.00%, 2/1/52, Pool #CB2886 119,989
868,058 2.00%, 2/1/52, Pool #CB2842 666,567
48,651 3.50%, 3/1/52, Pool #CB3128 42,150
46,639 4.00%, 4/1/52, Pool #FS1647 41,979

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of September 30, 2023 .
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 189,354 5.50%, 10/1/52, Pool #CB4843 $ 183,268
400,000 2.50%, 10/1/52, Pool #MA4824 317,352
93,231 5.00%, 11/1/52, Pool #FS3248 88,594
189,709 5.00%, 11/1/52, Pool #CB5128 180,798
48,135 5.00%, 11/1/52, Pool #FS3295 45,675
98,457 6.00%, 6/1/53, Pool #CB6538 98,344
97,925 5.50%, 6/1/53, Pool #CB6527 95,404
46,153 5.50%, 6/1/53, Pool #CB6642 45,180
295,230 5.50%, 7/1/53, Pool #CB6673 287,629
152,218 5.50%, 8/1/53, Pool #CB6911 149,006
155,471 6.50%, 9/1/53, Pool #CB7134 158,543
50,000 3.50%, 10/25/53, TBA 43,008
800,000 6.50%, 10/25/53, TBA 803,875
75,000 2.00%, 10/25/53, TBA 57,000
100,000 3.00%, 10/25/53, TBA 82,687
50,000 3.50%, 11/25/53, TBA 43,035
100,000 3.00%, 11/25/53, TBA 82,785
350,000 2.50%, 11/25/53, TBA 278,086
725,000 2.00%, 11/25/53, TBA 551,906
16,858,390
Government National Mortgage Association (4.1%):
3,089 5.00%, 6/15/34, Pool #629493 2,988
2,050 5.00%, 3/15/38, Pool #676766 2,012
1,362 5.00%, 4/15/38, Pool #672672 1,336
5,320 5.00%, 8/15/38, Pool #687818 5,219
44,836 5.00%, 1/15/39, Pool #705997 44,509
555 5.00%, 3/15/39, Pool #697946 551
80,580 5.00%, 3/15/39, Pool #646746 79,992
86,098 4.00%, 10/15/40, Pool #783143 80,217
23,699 4.00%, 10/20/40, Pool #G24833 21,941
71,354 4.00%, 1/20/41, Pool #4922 66,059
196,172 4.50%, 3/20/41, Pool #4978 185,832
144,742 4.00%, 5/20/41, Pool #5054 134,006
68,648 4.50%, 5/20/41, Pool #005055 65,028
69,123 4.50%, 6/15/41, Pool #366975 66,120
45,572 4.50%, 6/20/41, Pool #005082 43,254
184,486 3.50%, 12/20/41, Pool #5258 164,566
322,576 4.00%, 1/20/42, Pool #5280 298,629
114,201 3.00%, 12/20/42, Pool #MA0624 98,916
176,307 3.00%, 12/20/42, Pool #AA5872 150,331
19,963 3.00%, 1/20/43, Pool #MA0698 17,219
247,338 3.50%, 2/20/43, Pool #MA0783 221,606
114,939 3.00%, 3/20/43, Pool #AA6146 98,674
32,905 3.50%, 3/20/43, Pool #AD8884 29,344
50,213 3.00%, 3/20/43, Pool #AD8812 43,228
33,923 3.50%, 4/20/43, Pool #AD9075 30,254
12,530 3.50%, 4/20/43, Pool #AB9891 11,173
2,862 4.00%, 7/20/44, Pool #MA2074 2,650
122,001 4.00%, 4/15/46, Pool #784232 112,976
18,813 3.50%, 7/20/46, Pool #784391 16,832
10,410 3.00%, 10/20/46, Pool #MA4003 8,974
543,844 3.00%, 12/20/46, Pool #MA4126 469,480
49,883 4.00%, 1/15/47, Pool #AX5831 45,240
57,041 4.00%, 1/15/47, Pool #AX5857 52,893
170,945 3.00%, 1/20/47, Pool #MA4195 147,579
Principal Amount Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$ 103,300 3.00%, 2/20/47, Pool #MA4261 $ 88,944
170,689 4.00%, 4/20/47, Pool #784303 156,564
174,132 4.00%, 4/20/47, Pool #784304 159,708
55,026 4.00%, 4/20/48, Pool #BG3507 50,438
54,116 4.00%, 4/20/48, Pool #BG7744 49,553
235,963 2.00%, 11/20/50, Pool #MA6994 188,087
378,040 2.00%, 1/20/51, Pool #MA7135 299,245
275,004 2.00%, 2/20/51, Pool #MA7192 217,810
97,483 2.50%, 6/20/51, POOL# MA7418 79,945
194,322 2.50%, 9/20/51, Pool #MA7589 158,985
700,000 4.50%, 10/20/53, TBA 646,188
350,000 5.50%, 10/20/53, TBA 339,609
475,000 2.50%, 10/20/53, TBA 388,238
625,000 2.00%, 10/20/53, TBA 493,359
50,000 4.00%, 10/20/53, TBA 45,039
350,000 2.50%, 11/20/53, TBA 286,398
6,467,738
Total U.S. Government Agency Mortgages (Cost $38,796,185) 33,622,072
U.S. Treasury Obligations (23.1%):
U.S. Treasury Bonds (12.7%):
3,103,000 1.75%, 8/15/41 1,929,678
7,836,000 2.00%, 8/15/51 4,515,495
6,100,000 3.63%, 2/15/53 5,040,125
700,000 3.63%, 5/15/53 578,813
8,764,000 4.13%, 8/15/53 7,947,852
20,011,963
U.S. Treasury Notes (10.4%):
2,300,000 3.63%, 3/31/30 2,170,266
10,800,000 3.50%, 2/15/33 9,912,375
4,700,000 3.38%, 5/15/33 4,263,781
16,346,422
Total U.S. Treasury Obligations (Cost $43,477,335) 36,358,385
Shares
Short-Term Security Held as Collateral for Securities on Loan
(1.0%):
$ 1,550,731 BlackRock Liquidity FedFund, Institutional Class,
4.36%(d)(e) 1,550,731
Total Short-Term Security Held as Collateral for Securities on Loan
(Cost $1,550,731) 1,550,731
Unaffiliated Investment Company (2.4%):
Money Markets (2.4%):
3,730,818 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 5.24%(e) 3,730,818
Total Unaffiliated Investment Company (Cost $3,730,818) 3,730,818
Total Investment Securities
(Cost $185,469,415) — 102.9% 161,898,923
Net other assets (liabilities) — (2.9)% (4,566,589)
Net Assets — 100.0% $ 157,332,334
GO - General Obligation
H15T1Y - 1 Year Treasury Constant Maturity Rate
H15T5Y - 5 Year Treasury Constant Maturity Rate

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of September 30, 2023 :
(Unaudited)
LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate
TSFR1M - Term Secured Overnight Financing Rate 1 Month
TSFR3M - Term Secured Overnight Financing Rate 3 Month
TBA - To Be Announced Security
US0003M - 3 Month US Dollar LIBOR
USISDA05 - 5 Year ICE Swap Rate
^ This security or a partial position of this security was on loan as of September 30, 2023. The total value of securities on loan as of September 30, 2023 was $1,453,835.
† Represents less than 0.05%.
* Non-income producing security.
(a) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(b) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at
September 30, 2023.
(c) Security was valued using significant unobservable inputs as of September 30, 2023.
(d) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2023.
(e) The rate represents the effective yield at September 30, 2023.
Amounts shown as “—“ are either $0 or round to less than $1.
Country Percentage
Argentina 0.3%
Australia 0.2%
Bermuda —%
†
Brazil —%
†
Canada 0.6%
Cayman Islands 4.6%
Colombia —%
†
Dominican Republic 0.4%
Finland —%
†
France 0.4%
Germany 0.4%
Hong Kong 0.2%
Indonesia 0.1%
Ireland 0.4%
Italy 0.5%
Jersey 0.2%
Luxembourg 0.5%
Macau —%
†
Marshall Island —%
†
Mauritius —%
†
Mexico 1.0%
Netherlands —%
Panama 0.1%
Qatar 0.1%
Saudi Arabia 0.1%
Spain —%
†
Switzerland 0.8%
United Arab Emirates 0.1%
United Kingdom 0.7%
United States 88.3%
Zambia —%
†
100.0%
† Represents less than 0.05%.

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Securities Sold Short (-0.1%):
At September 30, 2023, the Fund's securities sold short were as follows:
Security Description
Coupon
Rate Maturity Date Par Amount
Proceeds
Received Value
U.S. Government Agency Mortgage
Federal National Mortgage Association
Federal National Mortgage Association, TBA 2.50% 10/25/53 $ (175,000) $ (140,496) $ (138,852)
$ (140,496) $ (138,852)

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks ( 98 .3% ):
Aerospace & Defense ( 1 .7% ):
46,596 Airbus SE $ 6,232,869
240,150 BAE Systems plc 2,914,668
1,522 Dassault Aviation SA 286,241
1,993 Elbit Systems, Ltd. 396,356
7,036 Kongsberg Gruppen ASA 289,824
107,096 Melrose Industries plc 610,252
4,312 MTU Aero Engines AG 783,326
3,321 Rheinmetall AG 856,110
653,659 Rolls-Royce Holdings plc* 1,751,949
6,378 Saab AB, Class B 324,444
26,825 Safran SA 4,193,620
127,200 Singapore Technologies Engineering, Ltd. 363,508
8,198 Thales SA 1,150,130
20,153,297
Air Freight & Logistics ( 0 .6% ):
78,001 Deutsche Post AG 3,178,610
14,468 DSV A/S 2,697,768
5,800 NIPPON EXPRESS HOLDINGS, INC. 302,667
21,200 SG Holdings Co., Ltd. 271,554
21,600 Yamato Holdings Co., Ltd. 351,773
6,802,372
Automobile Components ( 3 .3% ):
10,600 Aisin Corp. 400,421
23,282 Bayerische Motoren Werke AG 2,371,166
44,600 Bridgestone Corp. 1,738,553
52,868 Cie Generale des Etablissements Michelin SCA 1,620,171
8,230 Continental AG 581,387
136,000 Denso Corp. 2,183,045
361,800 Honda Motor Co., Ltd. 4,068,712
44,700 Isuzu Motors, Ltd. 561,898
16,300 Koito Manufacturing Co., Ltd. 245,906
46,900 Mazda Motor Corp. 531,810
62,749 Mercedes-Benz Group AG 4,369,999
178,600 Nissan Motor Co., Ltd. 787,912
14,578 Renault SA 596,815
3,295 Stellantis NV 63,192
47,400 Subaru Corp. 920,898
54,000 Sumitomo Electric Industries, Ltd. 650,374
29,700 Suzuki Motor Corp. 1,194,555
830,630 Toyota Motor Corp. 14,927,805
18,025 Valeo 308,739
45,248 Volvo Car AB, Class B*^ 182,912
22,500 Yamaha Motor Co., Ltd. 591,259
38,897,529
Automobiles ( 0 .6% ):
8,726 Dr Ing hc F Porsche AG 820,582
9,766 Ferrari NV 2,877,801
170,799 Stellantis NV 3,273,829
2,396 Volkswagen AG 315,731
7,287,943
Banks ( 9 .9% ):
30,086 ABN AMRO Bank NV 425,953
114,136 AIB Group plc 513,903
237,447 ANZ Group Holdings, Ltd. 3,905,745
468,106 Banco Bilbao Vizcaya Argentaria SA 3,811,047
1,273,528 Banco Santander SA 4,835,396
96,434 Bank Hapoalim BM 858,006
Shares Value
Common Stocks, continued
Banks, continued
124,590 Bank Leumi Le-Israel BM $ 1,030,842
80,996 Bank of Ireland Group plc 795,240
2,155 Banque Cantonale Vaudoise, Registered Shares 226,135
1,216,842 Barclays plc 2,356,374
82,207 BNP Paribas SA 5,232,820
299,000 BOC Hong Kong Holdings, Ltd. 815,345
328,666 CaixaBank SA 1,314,439
41,200 Chiba Bank, Ltd. (The) 298,899
85,909 Commerzbank AG 979,985
130,997 Commonwealth Bank of Australia 8,345,015
78,500 Concordia Financial Group, Ltd. 356,815
93,443 Credit Agricole SA 1,149,710
53,104 Danske Bank A/S 1,237,162
143,200 DBS Group Holdings, Ltd. 3,516,975
72,168 DNB Bank ASA 1,453,963
27,754 Erste Group Bank AG 958,635
50,162 FinecoBank Banca Fineco SpA 608,942
58,300 Hang Seng Bank, Ltd. 724,251
1,548,075 HSBC Holdings plc 12,125,671
284,053 ING Groep NV 3,751,889
1,208,953 Intesa Sanpaolo SpA 3,106,337
105,115 Israel Discount Bank, Ltd., Class A 567,786
112,900 Japan Post Bank Co,m Ltd, 981,018
19,310 KBC Group NV 1,203,764
5,067,750 Lloyds Banking Group plc 2,728,364
45,023 Mediobanca Banca di Credito Finanziario SpA 595,838
894,400 Mitsubishi UFJ Financial Group, Inc. 7,587,262
12,599 Mizrahi Tefahot Bank, Ltd. 456,371
190,163 Mizuho Financial Group, Inc. 3,221,493
245,115 National Australia Bank, Ltd. 4,574,741
428,442 NatWest Group plc 1,225,721
252,869 Nordea Bank Abp 2,779,637
266,499 Oversea-Chinese Banking Corp., Ltd. 2,489,502
164,887 Resona Holdings, Inc. 911,411
317,881 Sberbank of Russia*(a) —
33,000 Shizuoka Financial Group, Inc. 268,429
12,770 SinoPac Financial Holdings Co., Ltd. 6,894
124,871 Skandinaviska Enskilda Banken AB, Class A 1,487,835
57,939 Societe Generale SA 1,401,367
184,241 Standard Chartered plc 1,702,464
99,469 Sumitomo Mitsui Financial Group, Inc. 4,876,939
25,303 Sumitomo Mitsui Trust Holdings, Inc. 950,480
117,713 Svenska Handelsbanken AB, Class A 1,046,724
67,627 Swedbank AB, Class A 1,245,426
3,719 TCS Group Holding plc, GDR*(a) —
— Turkiye Is Bankasi AS, Class C —
144,338 UniCredit SpA 3,453,430
95,173 United Overseas Bank, Ltd. 1,981,674
97,280,589 VTB Bank PJSC*(a)(b) —
274,021 Westpac Banking Corp. 3,721,917
116,201,981
Beverages ( 1 .9% ):
67,831 Anheuser-Busch InBev SA 3,734,813
38,400 Asahi Group Holdings, Ltd. 1,435,852
137,100 Budweiser Brewing Co. APAC, Ltd. 269,021
7,856 Carlsberg AS, Class B 990,119
15,762 Coca-Cola Europacific Partners plc 987,612
16,149 Coca-Cola HBC AG 441,919

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Beverages, continued
39,691 David Campari-Milano NV, Class M $ 467,784
176,593 Diageo plc 6,511,471
10,271 Heineken Holding NV 772,898
22,822 Heineken NV 2,007,320
61,600 Kirin Holdings Co., Ltd. 864,104
15,971 Pernod Ricard SA 2,658,181
1,876 Remy Cointreau SA 228,518
10,600 Suntory Beverage & Food, Ltd. 323,284
55,069 Treasury Wine Estates, Ltd. 436,273
22,129,169
Biotechnology ( 0 .9% ):
4,350 Argenx SE* 2,114,510
110 Celltrion, Inc. 11,355
37,756 CSL, Ltd. 6,081,743
5,171 Genmab A/S* 1,830,239
22,071 Grifols SA* 285,727
15,220 Swedish Orphan Biovitrum AB*^ 311,424
10,634,998
Broadline Retail ( 0 .8% ):
7,159 Global-e Online, Ltd.* 284,498
2,694 Hanwha Galleria Corp.* 2,268
9,684 Next plc 859,200
965 Ozon Holdings plc, ADR*(a) —
29,100 Pan Pacific International Holdings Corp. 611,181
119,197 Prosus NV* 3,512,201
109,300 Rakuten Group, Inc. 447,675
89,762 Wesfarmers, Ltd. 3,048,779
8,765,802
Building Products ( 1 .0% ):
14,700 AGC, Inc. 516,248
77,996 Assa Abloy AB, Class B 1,699,759
36,399 Cie de Saint-Gobain 2,180,311
20,600 Daikin Industries, Ltd. 3,232,268
2,596 Geberit AG, Registered Shares 1,296,358
11,820 Kingspan Group plc 881,055
24,300 Lixil Corp. 282,905
122,306 Nibe Industrier AB, Class B 797,286
817 ROCKWOOL A/S, Class B 197,157
10,800 TOTO, Ltd. 279,006
131,000 Xinyi Glass Holdings, Ltd. 170,211
11,532,564
Capital Markets ( 2 .7% ):
76,303 3i Group plc 1,920,263
154,007 abrdn plc 291,056
4,937 Amundi SA 276,854
16,066 ASX, Ltd. 586,372
100,600 Daiwa Securities Group, Inc.^ 580,539
154,388 Deutsche Bank AG 1,704,579
15,031 Deutsche Boerse AG 2,597,681
28,691 EQT AB 566,773
6,467 Euronext NV 449,986
4,262 Futu Holdings, Ltd., ADR* 246,386
27,012 Hargreaves Lansdown plc 253,369
92,193 Hong Kong Exchanges & Clearing, Ltd. 3,437,241
38,300 Japan Exchange Group, Inc. 710,465
16,210 Julius Baer Group, Ltd. 1,039,116
33,252 London Stock Exchange Group plc 3,337,515
28,989 Macquarie Group, Ltd. 3,118,478
Shares Value
Common Stocks, continued
Capital Markets, continued
235,900 Nomura Holdings, Inc. $ 945,934
1,779 Partners Group Holding AG 2,002,367
18,590 SBI Holdings, Inc.^ 391,357
63,052 Schroders plc 311,585
64,600 Singapore Exchange, Ltd. 459,817
41,470 St James's Place plc 418,228
45,462 The Moscow Exchange(a)(b) —
257,137 UBS Group AG 6,357,587
32,003,548
Chemicals ( 3 .0% ):
41,011 Air Liquide SA 6,910,101
13,575 Akzo Nobel NV 979,499
4,464 Arkema SA 440,124
103,200 Asahi Kasei Corp. 648,780
69,960 BASF SE 3,175,220
8,009 Chr Hansen Holding A/S 489,990
17,007 Clariant AG 268,754
14,675 Covestro AG* 791,991
11,396 Croda International plc 682,996
14,106 DSM-Firmenich AG 1,191,443
586 EMS-Chemie Holding AG 397,606
15,923 Evonik Industries AG 291,564
727 Givaudan SA, Registered Shares 2,380,454
2,389 Hanwha Solutions Corp.* 52,648
53,836 ICL Group, Ltd. 298,218
15,179 Johnson Matthey plc 300,974
14,100 JSR Corp.^ 378,486
97,000 Mitsubishi Chemical Group Corp. 611,429
13,900 Mitsui Chemicals, Inc. 360,344
75,100 Nippon Paint Holdings Co., Ltd. 505,091
13,900 Nippon Sanso Holdings Corp. 329,482
10,600 Nissan Chemical Corp. 450,661
10,800 Nitto Denko Corp. 708,100
15,390 Novozymes A/S, B Shares 620,532
8,000 OCI NV 222,489
34,383 Orica, Ltd. 345,172
1,447 PhosAgro PJSC*(a)(b) —
27 Phosagro Public Joint Stock Co., GDR*(a) —
142,600 Shin-Etsu Chemical Co., Ltd. 4,139,433
11,545 Sika AG, Registered Shares 2,926,963
5,641 Solvay SA, Class A 623,873
121,000 Sumitomo Chemical Co., Ltd. 329,395
10,716 Symrise AG 1,023,419
104,900 Toray Industries, Inc. 545,713
19,100 Tosoh Corp. 245,001
17,362 Umicore SA 411,670
1,454 Wacker Chemie AG 208,567
12,572 Yara International ASA 476,278
34,762,460
Commercial Services & Supplies ( 0 .4% ):
105,801 Brambles, Ltd. 973,529
16,500 Dai Nippon Printing Co., Ltd. 429,214
195,379 Rentokil Initial plc 1,448,151
17,000 Secom Co., Ltd. 1,153,004
37,053 Securitas AB, Class B 292,635
18,900 TOPPAN Holdings, Inc. 451,766
4,748,299

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Communications Equipment ( 0 .2% ):
418,790 Nokia Oyj $ 1,574,821
235,556 Telefonaktiebolaget LM Ericsson, Class B^ 1,144,512
2,719,333
Construction & Engineering ( 0 .8% ):
17,344 ACS Actividades de Construccion y Servicios SA 624,490
15,004 Bouygues SA 524,166
5,855 Eiffage SA 556,084
39,327 Ferrovial SE 1,198,962
31,800 Kajima Corp. 517,581
49,300 Obayashi Corp.^ 434,144
41,000 Shimizu Corp. 285,084
28,674 Skanska AB, Class B 470,314
13,600 Taisei Corp. 478,575
41,795 Vinci SA 4,626,353
9,715,753
Construction Materials ( 0 .6% ):
57,099 CRH plc 3,148,785
11,171 Heidelberg Materials AG 867,673
41,303 Holcim AG 2,645,169
34,080 James Hardie Industries plc* 889,058
7,550,685
Consumer Finance ( 0 .0%
†
):
— Isracard, Ltd. 2
Consumer Staples Distribution & Retail ( 1 .3% ):
50,000 Aeon Co., Ltd. 990,842
48,162 Carrefour SA 828,152
102,208 Coles Group, Ltd. 1,017,675
118,540 Endeavour Group, Ltd. 401,025
12,116 HelloFresh SE* 362,205
133,541 J Sainsbury plc 410,790
23,703 Jeronimo Martins SGPS SA 531,896
22,901 Kesko Oyj, Class B 409,583
11,400 Kobe Bussan Co., Ltd. 267,400
75,900 Koninklijke Ahold Delhaize NV 2,288,306
26,100 MatsukiyoCocokara & Co. 467,977
47,375 Ocado Group plc* 344,620
59,100 Seven & i Holdings Co., Ltd. 2,314,641
560,249 Tesco plc 1,801,106
6,600 Welcia Holdings Co., Ltd. 114,092
95,784 Woolworths Group, Ltd. 2,307,194
3,565 X5 Retail Group NV, GDR*(a) —
14,857,504
Containers & Packaging ( 0 .1% ):
23,221 SIG Group AG 571,949
20,419 Smurfit Kappa Group plc 675,435
1,247,384
Distributors ( 0 .0%
†
):
1,697 D'ieteren Group 285,443
Diversified Consumer Services ( 0 .1% ):
18,013 IDP Education, Ltd. 246,960
48,999 Pearson plc 518,268
765,228
Diversified REITs ( 0 .4% ):
3,599 Covivio SA 159,652
167 Daiwa House REIT Investment Corp. 294,713
91,238 Dexus 428,857
Shares Value
Common Stocks, continued
Diversified REITs, continued
160,534 GPT Group (The) $ 403,369
51,805 Land Securities Group plc 370,417
294,602 Mirvac Group 404,710
126 Nippon Building Fund, Inc. 510,876
322 Nomura Real Estate Master Fund, Inc. 361,294
91,552 Segro plc 798,505
201,393 Stockland 509,705
293,814 Vicinity, Ltd. 320,157
4,562,255
Diversified Telecommunication Services ( 1 .8% ):
508,140 BT Group plc 721,670
44,186 Cellnex Telecom SA 1,536,198
254,617 Deutsche Telekom AG 5,346,079
10,800 Elisa Oyj 500,998
276,525 HKT Trust & HKT, Ltd. 288,414
28,522 Infrastrutture Wireless Italiane SpA 338,584
250,757 Koninklijke KPN NV 826,353
2,312,600 Nippon Telegraph & Telephone Corp. 2,731,772
143,346 Orange SA 1,644,728
666,400 Singapore Telecommunications, Ltd. 1,175,771
142,233 Spark New Zealand, Ltd. 409,861
2,092 Swisscom AG, Registered Shares 1,243,128
761,503 Telecom Italia SpA* 237,760
55,153 Telefonica Deutschland Holding AG 98,794
403,437 Telefonica SA 1,650,571
53,260 Telenor ASA 604,346
195,453 Telia Co. AB 403,658
329,257 Telstra Group, Ltd. 814,023
20,572,708
Electric Utilities ( 1 .8% ):
2,028 Acciona SA 257,823
1,549 BKW AG 273,121
49,000 Chubu Electric Power Co., Inc. 626,897
52,070 CK Infrastructure Holdings, Ltd. 246,373
125,500 CLP Holdings, Ltd. 925,543
236,366 EDP - Energias de Portugal SA 983,466
2,469 Elia Group SA/NV 241,268
26,114 Endesa SA 530,693
638,812 Enel SpA 3,919,359
37,972 Fortum Oyj^ 440,523
476,841 Iberdrola SA 5,323,397
952,130 Inter Rao Ues PJSC*(a)(b) —
54,000 Kansai Electric Power Co., Inc. (The) 751,341
62,734 Mercury NZ, Ltd. 229,539
131,008 Origin Energy, Ltd. 738,896
15,267 Orsted AS 831,334
105,500 Power Assets Holdings, Ltd. 508,892
30,305 Redeia Corp. SA 475,889
84,709 SSE plc 1,659,587
114,749 Terna - Rete Elettrica Nazionale 863,129
122,700 Tokyo Electric Power Co. Holdings, Inc.* 548,735
5,165 Verbund AG, Class A 419,992
20,795,797
Electrical Equipment ( 1 .7% ):
125,165 ABB, Ltd., Registered Shares 4,474,150
10,100 Fuji Electric Co., Ltd. 455,605
20,894 Legrand SA 1,917,319
151,100 Mitsubishi Electric Corp. 1,868,306

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Electrical Equipment, continued
33,200 NIDEC CORP. $ 1,538,210
19,262 Prysmian SpA 772,678
42,588 Schneider Electric SE 7,020,211
40,267 Siemens Energy AG* 526,724
79,254 Vestas Wind Systems A/S* 1,691,921
20,265,124
Electronic Equipment, Instruments & Components ( 1 .3% ):
8,200 Azbil Corp. 250,933
28,976 Halma plc 680,643
11,700 Hamamatsu Photonics KK 491,986
157,083 Hexagon AB, Class B 1,337,356
2,714 Hirose Electric Co., Ltd. 314,259
9,300 Ibiden Co., Ltd. 493,068
15,180 Keyence Corp. 5,642,727
25,900 Kyocera Corp. 1,313,766
135,600 Murata Manufacturing Co., Ltd. 2,478,534
13,900 Omron Corp. 619,224
18,100 Shimadzu Corp. 480,750
31,400 TDK Corp. 1,162,999
17,300 Yokogawa Electric Corp. 334,113
15,600,358
Energy Equipment & Services ( 0 .0%
†
):
36,150 Tenaris SA 571,129
Entertainment ( 0 .7% ):
58,057 Bollore SE 311,751
13,400 Capcom Co., Ltd. 481,569
8,260 Koei Tecmo Holdings Co., Ltd. 117,418
7,100 Konami Group Corp. 374,359
26,900 Nexon Co., Ltd. 477,613
81,400 Nintendo Co., Ltd. 3,391,598
29,061 Sea, Ltd., ADR* 1,277,231
6,500 Square Enix Holdings Co., Ltd. 222,732
9,200 Toho Co., Ltd. 313,902
62,961 Universal Music Group NV 1,637,061
8,605,234
Financial Services ( 0 .8% ):
19,213 Edenred 1,200,269
3,632 Eurazeo SE 216,331
8,959 EXOR NV 794,044
3,200 GMO Payment Gateway, Inc. 174,535
7,548 Groupe Bruxelles Lambert NV 560,932
10,704 Industrivarden AB, Class A 282,228
11,693 Industrivarden AB, Class C 307,744
134,736 Investor AB, Class B 2,579,770
6,582 L E Lundbergforetagen AB 274,433
189,651 M&G plc 454,112
50,900 Mitsubishi HC Capital, Inc. 339,066
92,700 ORIX Corp. 1,731,114
1,204 Sofina SA 242,571
2,005 Wendel SE 158,408
19,597 Worldline SA* 547,902
9,863,459
Food & Staples Retailing ( 0 .0%
†
):
2,004 Magnit PJSC*(a)(b) —
Food Products ( 3 .1% ):
35,200 Ajinomoto Co., Inc. 1,356,798
27,030 Associated British Foods plc 679,281
Shares Value
Common Stocks, continued
Food Products, continued
273 Barry Callebaut AG, Registered Shares $ 434,096
274,400 China Huishan Dairy Holdings Co., Ltd.*(a) —
73 Chocoladefabriken Lindt & Spruengli AG 812,196
8 Chocoladefabriken Lindt & Spruengli AG 877,338
50,899 Danone SA 2,803,941
7,602 JDE Peet's NV 212,196
12,854 Kerry Group plc, Class A 1,072,878
11,100 Kikkoman Corp. 582,150
32 Lotus Bakeries NV 259,876
16,904 MEIJI Holdings Co., Ltd. 420,278
31,757 Mowi ASA 562,391
209,120 Nestle SA, Registered Shares 23,620,572
5,100 Nissin Foods Holdings Co., Ltd. 423,736
61,109 Orkla ASA, Class A 456,522
5,798 Salmar ASA 293,471
664,797 WH Group, Ltd. 346,894
166,500 Wilmar International, Ltd. 452,846
21,200 Yakult Honsha Co., Ltd. 515,020
36,182,480
Gas Utilities ( 0 .3% ):
89,389 APA Group 476,290
18,899 Enagas SA 312,705
918,135 Hong Kong & China Gas Co., Ltd. 639,700
9,526 Naturgy Energy Group SA 258,677
30,400 Osaka Gas Co., Ltd. 501,568
165,445 Snam SpA 776,597
29,800 Tokyo Gas Co., Ltd. 677,286
3,642,823
Ground Transportation ( 0 .7% ):
139,342 Aurizon Holdings, Ltd. 312,185
58,000 Central Japan Railway Co. 1,410,485
23,413 East Japan Railway Co. 1,340,074
148,794 Grab Holdings, Ltd.* 526,731
18,700 Hankyu Hanshin Holdings, Inc. 638,018
8,100 Keio Corp. 278,672
10,500 Keisei Electric Railway Co., Ltd. 363,733
12,800 Kintetsu Group Holdings Co., Ltd. 362,884
129,494 MTR Corp., Ltd. 510,414
23,500 Odakyu Electric Railway Co., Ltd. 351,243
14,300 Tobu Railway Co., Ltd. 367,567
40,500 Tokyu Corp. 467,085
16,800 West Japan Railway Co. 695,189
7,624,280
Health Care Equipment & Supplies ( 2 .0% ):
39,571 Alcon, Inc. 3,058,668
17,500 Asahi Intecc Co., Ltd. 314,500
3,108 BioMerieux 300,453
3,472 Carl Zeiss Meditec AG 303,666
5,032 Cochlear, Ltd. 824,671
11,001 Coloplast A/S, Class B 1,161,012
7,748 Demant A/S* 320,914
1,912 DiaSorin SpA 174,034
23,040 EssilorLuxottica SA 4,004,437
43,974 Fisher & Paykel Healthcare Corp., Ltd. 568,564
17,368 Getinge AB, Class B 305,229
133 HLB, Inc.* 2,943
27,500 Hoya Corp. 2,834,352
72,166 Koninklijke Philips NV* 1,438,034

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
94,700 Olympus Corp. $ 1,227,104
21,692 Siemens Healthineers AG 1,101,690
70,295 Smith & Nephew plc 873,597
4,195 Sonova Holding AG 994,395
8,629 Straumann Holding AG, Class R 1,096,310
13,700 Sysmex Corp. 653,441
53,300 Terumo Corp. 1,412,217
22,970,231
Health Care Providers & Services ( 0 .3% ):
10,391 Amplifon SpA 307,686
105 Celltrion Healthcare Co., Ltd. 4,902
13,978 EBOS Group, Ltd. 283,809
15,701 Fresenius Medical Care AG & Co., KGaA 678,049
32,423 Fresenius SE & Co. KGaA 1,010,560
15,256 Ramsay Health Care, Ltd. 508,431
34,633 Sonic Healthcare, Ltd. 662,463
3,455,900
Health Care Technology ( 0 .1% ):
36,000 M3, Inc. 653,548
Hotels, Restaurants & Leisure ( 1 .6% ):
12,982 Accor SA 437,046
45,638 Aristocrat Leisure, Ltd. 1,197,321
136,415 Compass Group plc 3,322,759
13,159 Delivery Hero SE* 377,879
48,536 Entain plc 552,350
14,265 Evolution AB 1,437,921
13,724 Flutter Entertainment plc* 2,239,765
176,000 Galaxy Entertainment Group, Ltd. 1,052,798
521,157 Genting Singapore, Ltd. 322,124
13,426 InterContinental Hotels Group plc 989,636
9,131 La Francaise des Jeux SAEM 296,492
169,008 Lottery Corp., Ltd. (The) 511,838
7,029 McDonald's Holdings Co., Ltd. 268,908
17,520 Meituan* 254,352
85,100 Oriental Land Co., Ltd. 2,794,080
184,732 Sands China, Ltd.* 561,782
6,718 Sodexo SA 691,773
15,373 Whitbread plc 646,581
7,400 Zensho Holdings Co., Ltd. 323,046
18,278,451
Household Durables ( 1 .2% ):
82,761 Barratt Developments plc 443,903
8,253 Berkeley Group Holdings plc 411,591
11,900 Iida Group Holdings Co., Ltd. 197,874
6,700 Open House Group Co., Ltd. 227,347
173,200 Panasonic Holdings Corp. 1,947,805
27,040 Persimmon plc 353,943
1,891 SEB SA 176,426
29,700 Sekisui Chemical Co., Ltd. 427,612
46,900 Sekisui House, Ltd. 933,953
16,000 Sharp Corp.^ 99,727
98,700 Sony Group Corp. 8,074,906
259,842 Taylor Wimpey plc 369,431
13,664,518
Household Products ( 0 .6% ):
47,177 Essity AB, Class B 1,017,008
7,943 Henkel AG & Co. KGaA 501,521
Shares Value
Common Stocks, continued
Household Products, continued
56,183 Reckitt Benckiser Group plc $ 3,969,821
32,600 Unicharm Corp. 1,150,346
6,638,696
Independent Power and Renewable Electricity Producers
( 0 .2% ):
6,231 Corp ACCIONA Energias Renovables SA^ 160,663
19,458 EDP Renovaveis SA 318,256
103,728 Meridian Energy, Ltd. 319,425
48,988 RWE AG 1,820,228
2,618,572
Industrial Conglomerates ( 1 .5% ):
215,744 CK Hutchison Holdings, Ltd. 1,149,875
8,216 DCC plc 460,528
73,820 Hitachi, Ltd. 4,577,035
12,438 Investment AB Latour, Class B 218,401
6,600 Jardine Cycle & Carriage, Ltd. 153,719
12,100 Jardine Matheson Holdings, Ltd. 561,448
111,400 Keppel Corp., Ltd. 553,034
20,043 Lifco AB, Class B 350,726
59,462 Siemens AG, Registered Shares 8,523,497
26,917 Smiths Group plc 530,278
17,078,541
Industrial REITs ( 0 .3% ):
295,783 CapitaLand Ascendas REIT 594,658
340 GLP J-Reit 304,285
132,218 Goodman Group 1,831,223
271,034 Mapletree Logistics Trust 332,585
184 Nippon Prologis REIT, Inc. 345,104
12,391 Warehouses De Pauw CVA 305,382
3,713,237
Insurance ( 5 .1% ):
13,489 Admiral Group plc 390,070
134,420 Aegon NV 647,767
12,206 Ageas SA/NV 503,293
901,600 AIA Group, Ltd. 7,293,335
31,709 Allianz SE, Registered Shares+ 7,560,336
12,667 ASR Nederland NV 475,365
80,732 Assicurazioni Generali SpA 1,649,596
214,007 Aviva plc 1,011,718
144,116 AXA SA 4,268,177
3,478 Baloise Holding AG, Registered Shares 504,714
72,800 Dai-ichi Life Holdings, Inc. 1,514,857
15,186 Gjensidige Forsikring ASA 223,216
4,626 Hannover Rueck SE 1,016,417
2,957 Helvetia Holding AG, Registered Shares 414,429
187,315 Insurance Australia Group, Ltd. 684,174
174,800 Japan Post Holdings Co., Ltd. 1,397,623
15,600 Japan Post Insurance Co., Ltd. 262,425
460,993 Legal & General Group plc 1,245,265
207,807 Medibank Pvt, Ltd. 459,246
33,111 MS&AD Insurance Group Holdings, Inc. 1,211,210
10,739 Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen, Class R 4,189,013
19,973 NN Group NV 639,985
56,342 Phoenix Group Holdings plc 329,945
43,375 Poste Italiane SpA 456,015
217,685 Prudential plc 2,343,672
119,821 QBE Insurance Group, Ltd. 1,211,456

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Insurance, continued
36,478 Sampo Oyj, A Shares $ 1,576,807
23,225 Sompo Holdings, Inc. 994,282
96,869 Suncorp Group, Ltd. 873,057
2,295 Swiss Life Holding AG 1,430,016
23,715 Swiss Re AG 2,434,975
39,836 T&D Holdings, Inc. 654,078
5,045 Talanx AG 319,900
141,900 Tokio Marine Holdings, Inc. 3,271,568
27,304 Tryg A/S 499,452
11,796 Zurich Insurance Group AG 5,406,845
59,364,299
Interactive Media & Services ( 0 .2% ):
25,768 Adevinta ASA* 254,238
71,470 Auto Trader Group plc 535,643
203,800 LY Corp. 569,057
3,995 REA Group, Ltd. 395,440
6,090 Scout24 SE 422,832
28,658 SEEK, Ltd. 405,557
3,760 VK Co., Ltd., GDR*(a) —
9,068 Yandex NV, Class A*(a) —
2,582,767
Internet & Direct Marketing Retail ( 0 .0%
†
):
321 Ozon Holdings plc, ADR*(a)(b) —
IT Services ( 0 .8% ):
6,916 Bechtle AG 323,864
12,869 Capgemini SE 2,234,250
14,000 Fujitsu, Ltd. 1,647,415
19,100 NEC Corp. 1,055,104
29,838 Nomura Research Institute, Ltd. 776,607
48,200 NTT Data Corp. 645,882
5,300 Obic Co., Ltd. 806,459
8,700 Otsuka Corp. 368,440
13,500 SCSK Corp. 235,511
18,500 TIS, Inc. 407,259
4,347 Wix.com, Ltd.* 399,055
8,899,846
Leisure Products ( 0 .2% ):
48,600 Bandai Namco Holdings, Inc. 988,585
5,900 Shimano, Inc. 796,770
10,700 Yamaha Corp. 292,237
2,077,592
Life Sciences Tools & Services ( 0 .5% ):
2,520 Bachem Holding AG, Registered B 185,835
10,204 Eurofins Scientific SE 575,248
5,797 Lonza Group AG 2,682,697
18,590 QIAGEN NV* 752,271
1,990 Sartorius AG 675,184
2,285 Sartorius Stedim Biotech 543,701
5,414,936
Machinery ( 2 .9% ):
22,193 Alfa Laval AB 759,547
22,536 Alstom SA 534,679
207,979 Atlas Copco AB, Class A 2,787,382
120,732 Atlas Copco AB, Class B 1,410,884
82,584 CNH Industrial NV 1,000,340
24,300 Daifuku Co., Ltd. 459,538
36,528 Daimler Truck Holding AG 1,266,635
Shares Value
Common Stocks, continued
Machinery, continued
50,260 Epiroc AB, Class A $ 951,613
29,884 Epiroc AB, Class B 477,987
75,700 FANUC Corp. 1,976,268
12,696 GEA Group AG 469,216
7,700 Hitachi Construction Machinery Co., Ltd. 234,281
9,400 Hoshizaki Corp. 326,569
25,721 Husqvarna AB, B Shares^ 196,198
20,933 Indutrade AB 386,489
5,878 Knorr-Bremse AG 373,754
72,100 Komatsu, Ltd. 1,948,737
26,333 Kone Oyj, Class B 1,110,138
81,700 Kubota Corp. 1,208,659
8,400 Kurita Water Industries, Ltd. 292,856
18,500 Makita Corp. 458,340
50,641 Metso Oyj 530,487
27,100 MINEBEA MITSUMI, Inc. 442,092
21,600 MISUMI Group, Inc. 337,286
24,800 Mitsubishi Heavy Industries, Ltd. 1,389,635
20,900 NGK Insulators, Ltd. 277,053
423 Rational AG 267,768
82,815 Sandvik AB 1,518,829
3,073 Schindler Holding AG 612,692
1,919 Schindler Holding AG, Registered Shares 369,234
3,435,869 Seatrium, Ltd.* 335,764
25,498 SKF AB, B Shares 422,927
4,400 SMC Corp. 1,969,843
6,041 Spirax-Sarco Engineering plc 698,446
111,000 Techtronic Industries Co., Ltd. 1,077,730
11,300 Toyota Industries Corp. 889,696
2,069 VAT Group AG 736,959
15,205 Volvo AB, Class A 316,332
118,928 Volvo AB, Class B 2,448,887
35,945 Wartsila Oyj Abp, Class B 407,390
19,700 Yaskawa Electric Corp. 710,290
34,389,450
Marine Transportation ( 0 .4% ):
228 AP Moller - Maersk A/S, Class A 404,585
374 AP Moller - Maersk A/S, Class B 674,108
11,000 Kawasaki Kisen Kaisha, Ltd. 375,084
4,385 Kuehne + Nagel International AG 1,243,712
26,400 Mitsui OSK Lines, Ltd.^ 724,389
39,200 Nippon Yusen KK 1,015,939
104,000 SITC International Holdings Co., Ltd. 174,597
4,612,414
Media ( 0 .4% ):
34,500 CyberAgent, Inc. 186,000
16,577 Dentsu Group, Inc. 487,895
17,600 Hakuhodo DY Holdings, Inc. 144,654
108,991 Informa plc 993,002
17,649 Publicis Groupe SA 1,332,611
54,314 Vivendi SE 476,506
86,428 WPP plc 770,105
4,390,773
Metals & Mining ( 3 .3% ):
77,337 Alrosa PAO*(a)(b) —
98,364 Anglo American plc 2,722,890
29,973 Antofagasta plc 519,142
38,457 ArcelorMittal SA 961,673

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Metals & Mining, continued
396,765 BHP Group, Ltd. $ 11,247,901
35,184 BlueScope Steel, Ltd. 439,299
22,331 Boliden AB 635,830
14,787 Endeavour Mining PLC 285,748
132,234 Fortescue Metals Group, Ltd. 1,772,961
828,408 Glencore plc 4,736,726
51,460 IGO, Ltd. 419,307
37,800 JFE Holdings, Inc. 555,510
14,064 Mineral Resources, Ltd. 609,235
1,857 MMC Norilsk Nickel PJSC*(a) —
68,956 Newcrest Mining, Ltd. 1,091,999
67,748 Nippon Steel Corp. 1,588,044
110,543 Norsk Hydro ASA 694,021
89,610 Northern Star Resources, Ltd. 599,729
42,350 Novolipetsk Steel PJSC*(a)(b) —
193,306 Pilbara Minerals, Ltd. 531,954
10,301 Polymetal International plc*(a)(b) —
1,026 Polyus PJSC*(a)(b) —
88,257 Rio Tinto plc 5,543,138
29,106 Rio Tinto, Ltd. 2,138,166
6,613 Severstal*(a)(b) —
370,193 South32, Ltd. 809,716
20,400 Sumitomo Metal Mining Co., Ltd. 600,007
84,297 United Co. RUSAL International PJSC*(a)(b) —
9,422 voestalpine AG 255,504
38,758,500
Multi-Utilities ( 0 .9% ):
424,316 Centrica plc 796,472
177,107 E.ON SE 2,097,641
143,755 Engie SA 2,203,951
285,840 National Grid plc 3,411,438
70,800 Sembcorp Industries, Ltd. 263,265
53,712 Veolia Environnement SA 1,553,682
10,326,449
Office REITs ( 0 .1% ):
3,809 Gecina SA 387,846
100 Japan Real Estate Investment Corp. 390,052
777,898
Oil, Gas & Consumable Fuels ( 4 .7% ):
24,032 Aker BP ASA 664,357
18,095 Ampol, Ltd. 393,317
1,365,410 BP plc 8,814,791
228,520 ENEOS Holdings, Inc. 901,604
180,952 Eni SpA 2,905,953
70,894 Equinor ASA 2,325,015
37,989 Galp Energia SGPS SA 562,660
354,974 Gazprom PJSC*(a)(b) —
15,187 Idemitsu Kosan Co., Ltd. 349,302
77,000 Inpex Corp. 1,155,725
12,219 LUKOIL PJSC(a) —
32,856 Neste Oyj 1,115,623
27,220 Novatek PJSC(a)(b) —
11,220 OMV AG 535,693
100,518 Repsol SA 1,654,460
34,912 Rosneft Oil Co. PJSC*(a)(b) —
254,684 Santos, Ltd. 1,289,341
525,099 Shell plc 16,669,157
50 SK Innovation Co., Ltd.* 5,510
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
171,452 Surgutneftegas PJSC*(a)(b) $ —
199,091 Surgutneftegas Prefernce*(a)(b) —
43,241 Tatneft PJSC*(a) —
176,046 TotalEnergies SE 11,583,530
15,937 Washington H Soul Pattinson & Co., Ltd. 333,318
144,176 Woodside Energy Group, Ltd. 3,337,049
6,149 Woodside Energy Group, Ltd. 143,230
54,739,635
Paper & Forest Products ( 0 .3% ):
7,469 Holmen AB, B Shares 290,081
36,635 Mondi plc 611,048
62,500 Oji Holdings Corp. 265,015
41,849 Stora Enso Oyj, Class R 523,790
50,586 Svenska Cellulosa AB SCA, Class B 692,036
42,807 UPM-Kymmene Oyj 1,463,964
3,845,934
Passenger Airlines ( 0 .1% ):
12,100 ANA Holdings, Inc.*^ 253,595
43,566 Deutsche Lufthansa AG* 346,072
12,270 Japan Airlines Co., Ltd. 238,688
70,174 Qantas Airways, Ltd.* 233,523
117,950 Singapore Airlines, Ltd.^ 557,133
1,629,011
Personal Care Products ( 2 .0% ):
7,721 Beiersdorf AG 996,831
439,070 Haleon plc 1,821,650
36,000 Kao Corp. 1,336,957
4,200 Kobayashi Pharmaceutical Co., Ltd. 187,552
2,500 Kose Corp. 181,257
18,973 L'Oreal SA 7,856,386
31,000 Shiseido Co., Ltd. 1,088,422
196,737 Unilever plc 9,707,007
23,176,062
Pharmaceuticals ( 9 .5% ):
144,100 Astellas Pharma, Inc. 1,990,634
121,390 AstraZeneca plc 16,333,587
77,434 Bayer AG, Registered Shares 3,718,637
26 Celltrion Pharm, Inc.* 1,287
51,800 Chugai Pharmaceutical Co., Ltd. 1,605,246
145,100 Daiichi Sankyo Co., Ltd. 3,982,922
20,300 Eisai Co., Ltd. 1,127,102
319,688 GSK plc 5,778,267
12,542 Hikma Pharmaceuticals plc 319,505
3,054 Ipsen SA 399,952
2,556 Kangmei Pharmaceutical Co. A*(a) —
22,000 Kyowa Kirin Co., Ltd. 383,186
10,080 Merck KGaA 1,684,549
160,539 Novartis AG 16,386,505
255,594 Novo Nordisk A/S, Class B 23,254,443
30,400 Ono Pharmaceutical Co., Ltd. 583,143
9,112 Orion Oyj, Class B 357,858
29,900 Otsuka Holdings Co., Ltd. 1,063,828
7,789 Recordati Industria Chimica e Farmaceutica SpA 367,162
2,550 Roche Holding AG 750,461
55,026 Roche Holding AG 15,013,277
88,985 Sanofi 9,546,973
20,100 Shionogi & Co., Ltd. 898,898
124,073 Takeda Pharmaceutical Co., Ltd. 3,853,720

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Pharmaceuticals, continued
83,515 Teva Pharmaceutical Industries, Ltd., ADR* $ 851,853
10,307 UCB SA 843,280
111,096,275
Professional Services ( 1 .9% ):
12,350 Adecco Group AG 506,720
1,714 Adyen NV* 1,270,358
35,323 Amadeus IT Group SA 2,128,402
11,400 BayCurrent Consulting, Inc. 380,962
22,303 Bureau Veritas SA 552,404
44,998 Computershare, Ltd. 752,537
72,653 Experian plc 2,373,121
12,261 Intertek Group plc 612,986
44,818 Nexi SpA* 273,512
135,000 Persol Holdings Co., Ltd. 219,655
9,079 Randstad NV 500,382
112,200 Recruit Holdings Co., Ltd. 3,455,602
147,288 RELX plc 4,966,412
11,940 SGS SA, Registered Shares 1,002,617
4,771 Teleperformance 596,126
48,972 Wise plc, Class A* 406,774
20,300 Wolters Kluwer NV 2,458,108
22,456,678
Real Estate Management & Development ( 1 .2% ):
3,664 Azrieli Group, Ltd. 187,800
199,200 CapitaLand Investment, Ltd. 450,398
60,000 China Evergrande Group* 2,452
33,900 City Developments, Ltd. 163,290
160,744 CK Asset Holdings, Ltd. 845,514
4,700 Daito Trust Construction Co., Ltd. 495,153
46,200 Daiwa House Industry Co., Ltd. 1,240,771
165,400 ESR Group, Ltd. 231,920
47,911 Fastighets AB Balder, B Shares* 214,574
128,000 Hang Lung Properties, Ltd. 173,991
109,956 Henderson Land Development Co., Ltd. 287,981
96,400 Hongkong Land Holdings, Ltd. 343,597
29,800 Hulic Co., Ltd. 267,298
5,995 LEG Immobilien SE* 414,063
50,412 Lendlease Corp., Ltd. 233,289
90,800 Mitsubishi Estate Co., Ltd. 1,187,117
70,000 Mitsui Fudosan Co., Ltd. 1,541,985
114,655 New World Development Co., Ltd. 222,521
9,400 Nomura Real Estate Holdings, Inc. 235,955
13,919 Sagax AB, Class B 264,896
41,676 Shimao Group Holdings, Ltd.* 3,992
302,601 Sino Land Co., Ltd. 340,503
22,800 Sumitomo Realty & Development Co., Ltd. 592,373
112,000 Sun Hung Kai Properties, Ltd. 1,191,294
81,000 Sunac China Holdings, Ltd.* 21,997
33,964 Swire Pacific, Ltd., Class A 229,316
96,400 Swire Properties, Ltd. 201,144
5,841 Swiss Prime Site AG, Registered Shares 534,682
36,896 UOL Group, Ltd.^ 172,476
57,805 Vonovia SE 1,393,000
127,300 Wharf Real Estate Investment Co., Ltd. 491,310
14,176,652
Retail REITs ( 0 .3% ):
404,713 CapitaLand Integrated Commercial Trust 546,344
591 Japan Metropolitan Fund Invest 383,590
Shares Value
Common Stocks, continued
Retail REITs, continued
17,429 Klepierre SA $ 426,640
204,420 Link REIT 996,487
182,400 Mapletree Pan Asia Commercial Trust 190,916
424,787 Scentre Group 675,601
8,677 Unibail-Rodamco-Westfield* 426,994
3,646,572
Semiconductors & Semiconductor Equipment ( 3 .2% ):
58,800 Advantest Corp. 1,634,804
3,637 ASM International NV 1,518,600
31,575 ASML Holding NV 18,539,527
6,109 BE Semiconductor Industries NV 597,252
7,300 Disco Corp. 1,340,744
101,870 Infineon Technologies AG 3,378,047
6,100 Lasertec Corp. 947,195
101,400 Renesas Electronics Corp.* 1,555,940
26,400 Rohm Co., Ltd. 499,676
53,706 STMicroelectronics NV 2,313,578
28,800 SUMCO Corp. 374,613
36,900 Tokyo Electron, Ltd. 5,022,201
37,722,177
Software ( 1 .6% ):
7,632 Check Point Software Technologies, Ltd.* 1,017,193
3,389 CyberArk Software, Ltd.* 555,016
52,250 Dassault Systemes SE 1,942,322
1,521 Monday.com, Ltd.* 242,174
4,385 Nemetschek SE 267,882
5,127 Nice, Ltd.* 872,161
2,800 Oracle Corp. 208,790
79,258 Sage Group plc (The) 953,702
81,718 SAP SE 10,606,030
5,103 Temenos AG, Registered Shares 358,020
11,100 Trend Micro, Inc. 420,582
13,149 WiseTech Global, Ltd. 548,291
10,262 Xero, Ltd.* 743,733
18,735,896
Specialty Retail ( 0 .8% ):
7,852 Dufry AG, Registered Shares* 298,897
13,800 Fast Retailing Co., Ltd. 3,006,141
52,038 H & M Hennes & Mauritz AB, Class B^ 740,101
1,500 Hikari Tsushin, Inc. 228,399
84,845 Industria de Diseno Textil SA 3,157,439
217,795 JD Sports Fashion plc 396,710
146,299 Kingfisher plc 396,496
6,100 Nitori Holdings Co., Ltd. 683,123
16,600 USS Co., Ltd. 274,513
18,592 Zalando SE* 415,135
10,300 ZOZO, Inc. 188,944
9,785,898
Technology Hardware, Storage & Peripherals ( 0 .5% ):
17,600 Brother Industries, Ltd. 283,446
78,200 Canon, Inc. 1,889,838
29,600 FUJIFILM Holdings Corp. 1,714,092
13,044 Logitech International SA, Class R 899,139
44,400 Ricoh Co., Ltd. 383,110
23,600 Seiko Epson Corp.^ 370,700
5,540,325

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of September 30, 2023 .
Shares Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods ( 2 .9% ):
12,748 adidas AG $ 2,244,154
29,028 Burberry Group plc 673,120
40,688 Cie Financiere Richemont SA, Registered Shares 4,958,880
2,316 FF Group*(a) —
2,470 Hermes International 4,489,583
5,807 Kering SA 2,639,859
21,627 LVMH Moet Hennessy Louis Vuitton SE 16,313,744
16,565 Moncler SpA 961,392
6,958 Pandora A/S 717,419
8,021 Puma SE 499,183
3,854 Swatch Group AG (The) 188,378
2,177 Swatch Group AG (The), Class BR 558,316
34,244,028
Tobacco ( 0 .8% ):
167,022 British American Tobacco plc 5,242,299
66,757 Imperial Brands plc, Class A 1,355,401
93,800 Japan Tobacco, Inc. 2,158,920
8,756,620
Trading Companies & Distributors ( 1 .9% ):
13,676 AerCap Holdings NV* 857,075
34,452 Ashtead Group plc 2,093,737
26,827 Beijer Ref AB 281,862
11,799 Brenntag SE 916,127
27,346 Bunzl plc 970,422
4,712 IMCD NV 595,528
92,500 ITOCHU Corp. 3,342,494
113,600 Marubeni Corp.^ 1,770,652
89,900 Mitsubishi Corp. 4,283,467
103,000 Mitsui & Co., Ltd. 3,733,642
18,500 MonotaRO Co., Ltd. 197,978
15,779 Reece, Ltd. 188,831
82,900 Sumitomo Corp. 1,653,956
16,100 Toyota Tsushu Corp. 946,369
21,832,140
Transportation Infrastructure ( 0 .4% ):
6,063 Aena SME SA 911,848
2,254 Aeroports de Paris 265,584
106,200 Auckland International Airport, Ltd. 503,021
28,476 Getlink SE 453,632
241,432 Transurban Group 1,965,628
4,099,713
Water Utilities ( 0 .1% ):
20,867 Severn Trent plc 601,148
Shares Value
Common Stocks, continued
Water Utilities, continued
51,908 United Utilities Group plc $ 598,441
1,199,589
Wireless Telecommunication Services ( 1 .0% ):
117,300 KDDI Corp. 3,591,185
29,884 Mobile TeleSystems PJSC*(a) —
225,900 SoftBank Corp. 2,555,060
80,600 SoftBank Group Corp. 3,411,575
39,884 Tele2 AB 304,912
1,827,554 Vodafone Group plc 1,706,273
11,569,005
Total Common Stocks (Cost $811,583,613) 1,148,265,769
Preferred Stocks ( 0 .4% ):
Automobile Components ( 0 .2% ):
12,611 Porsche Automobil Holding SE, 5.49%, 5/20/20 621,589
16,425 Volkswagen AG, 8.04%, 5/8/20 1,890,854
2,512,443
Automobiles ( 0 .1% ):
4,531 Bayerische Motoren Werke AG, 9.65%, 5/15/20 422,988
Household Products ( 0 .1% ):
13,372 Henkel AG & Co. KGaA, 2.74%, 4/21/20 954,260
Total Preferred Stocks (Cost $3,866,425) 3,889,691
Short-Term Security Held as Collateral for Securities on Loan
( 0 .6% ):
$ 7,172,129 BlackRock Liquidity FedFund, Institutional Class,
4.36%(c)(d) 7,172,129
Total Short-Term Security Held as Collateral for Securities on Loan
(Cost $7,172,129) 7,172,129
Unaffiliated Investment Company ( 0 .0%
†
):
Money Markets ( 0 .0%
†
):
309,238 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 5.24%(d) 309,238
Total Unaffiliated Investment Company (Cost $309,238) 309,238
Total Investment Securities
(Cost $822,931,405) — 99.3% 1,159,636,827
Net other assets (liabilities) — 0.7% 8,389,025
Net Assets — 100.0% $ 1,168,025,852
ADR - American Depository Receipt
GDR - Global Depositary Receipt
REIT - Real Estate Investment Trust
^ This security or a partial position of this security was on loan as of September 30, 2023. The total value of securities on loan as of September 30, 2023 was $6,767,004.
+ Affiliated Securities
† Represents less than 0.05%.
* Non-income producing security.
(a) Security was valued using significant unobservable inputs as of September 30, 2023.
(b) These securities are held by the AZL MSCI Emerging Markets Equity Index Fund (the “Subsidiary”)
(c) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2023.
(d) The rate represents the effective yield at September 30, 2023.
Amounts shown as “—“ are either $0 or round to less than $1.

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of September 30, 2023 :
(Unaudited)
Country Percentage
Australia 7 .1%
Austria 0 .2%
Belgium 0 .8%
Bermuda 0 .1%
China 0 .1%
Cyprus — %
†
Denmark 3 .2%
Finland 1 .1%
France 11 .0%
Germany 8 .2%
Greece — %
†
Hong Kong 2 .2%
Ireland 1 .2%
Isle of Man — %
†
Israel 0 .7%
Italy 2 .2%
Japan 22 .8%
Korea, Republic Of — %
†
Luxembourg 0 .2%
Netherlands 6 .7%
New Zealand 0 .3%
Norway 0 .7%
Portugal 0 .2%
Republic of Korea (South) — %
†
Russian Federation — %
†
Singapore 1 .5%
Spain 2 .5%
Sweden 2 .9%
Switzerland 10 .4%
Taiwan, Province Of China — %
†
Turkey — %
†
United Kingdom 13 .1%
United States 0 .6%
100 .0%
† Represents less than 0.05%.
Futures Contracts
At September 30, 2023, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
ASX SPI 200 Index December Futures (Australian Dollar) 12/21/23 11 $ 1,252,595 $ 1,320
DJ EURO STOXX 50 December Futures (Euro) 12/15/23 83 3,688,577 5,223
FTSE 100 Index December Futures (British Pounds) 12/15/23 26 2,433,040 8,773
SGX NIKKEI 225 Index December Futures (Japanese Yen) 12/7/23 22 2,356,144 (1,447)
$ 13,869

AZL Mid Cap Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks ( 99 .6% ):
Aerospace & Defense ( 1 .2% ):
30,284 BWX Technologies, Inc. $ 2,270,694
12,611 Curtiss-Wright Corp. 2,467,090
28,244 Hexcel Corp. 1,839,814
20,260 Woodward, Inc. 2,517,508
9,095,106
Air Freight & Logistics ( 0 .3% ):
39,676 GXO Logistics, Inc.* 2,326,997
Automobile Components ( 2 .1% ):
31,416 Adient plc* 1,152,967
25,831 Autoliv, Inc. 2,492,175
14,163 Fox Factory Holding Corp.* 1,403,270
78,383 Gentex Corp. 2,550,583
95,528 Goodyear Tire & Rubber Co. (The)* 1,187,413
44,097 Harley-Davidson, Inc. 1,457,847
20,470 Lear Corp. 2,747,074
18,128 Thor Industries, Inc. 1,724,516
9,395 Visteon Corp.* 1,297,168
16,013,013
Banks ( 5 .1% ):
46,721 Associated Banc-Corp. 799,396
35,443 Bank OZK 1,313,872
61,347 Cadence Bank 1,301,783
72,425 Columbia Banking System, Inc. 1,470,228
37,531 Commerce Bancshares, Inc. 1,800,737
21,353 Cullen/Frost Bankers, Inc. 1,947,607
48,096 East West Bancorp, Inc. 2,535,140
41,229 First Financial Bankshares, Inc. 1,035,672
186,114 First Horizon Corp. 2,050,976
118,783 FNB Corp. 1,281,669
37,061 Glacier Bancorp, Inc. 1,056,239
28,863 Hancock Whitney Corp. 1,067,642
61,415 Home BancShares, Inc. 1,286,030
16,699 International Bancshares Corp. 723,735
243,222 New York Community Bancorp, Inc. 2,758,137
97,632 Old National Bancorp 1,419,569
25,577 Pinnacle Financial Partners, Inc. 1,714,682
31,514 Prosperity Bancshares, Inc. 1,720,034
25,538 SouthState Corp. 1,720,240
50,941 Synovus Financial Corp. 1,416,160
14,861 Texas Capital Bancshares, Inc.* 875,313
14,168 UMB Financial Corp. 879,124
44,935 United Bankshares, Inc. 1,239,757
145,151 Valley National Bancorp 1,242,493
58,160 Webster Financial Corp. 2,344,430
20,210 Wintrust Financial Corp. 1,525,855
38,526,520
Beverages ( 0 .7% ):
3,164 Boston Beer Co., Inc. (The), Class A* 1,232,473
16,542 Celsius Holdings, Inc.* 2,838,607
1,605 Coca-Cola Consolidated, Inc. 1,021,294
5,092,374
Biotechnology ( 1 .6% ):
35,483 Arrowhead Pharmaceuticals, Inc.* 953,428
106,377 Exelixis, Inc.* 2,324,337
44,286 Halozyme Therapeutics, Inc.* 1,691,725
33,091 Neurocrine Biosciences, Inc.* 3,722,738
Shares Value
Common Stocks, continued
Biotechnology, continued
15,773 United Therapeutics Corp.* $ 3,562,648
12,254,876
Broadline Retail ( 0 .5% ):
36,765 Kohl's Corp. 770,594
91,222 Macy's, Inc. 1,059,088
31,430 Nordstrom, Inc. 469,564
20,572 Ollie's Bargain Outlet Holdings, Inc.* 1,587,747
3,886,993
Building Products ( 3 .9% ):
23,208 Advanced Drainage Systems, Inc. 2,641,767
41,990 Builders FirstSource, Inc.* 5,227,335
16,700 Carlisle Cos., Inc. 4,329,642
42,441 Fortune Brands Innovations, Inc. 2,638,132
10,786 Lennox International, Inc. 4,038,710
30,416 Owens Corning 4,149,046
14,244 Simpson Manufacturing Co., Inc. 2,133,894
36,049 Trex Co., Inc.* 2,221,700
20,877 UFP Industries, Inc. 2,137,805
29,518,031
Capital Markets ( 2 .3% ):
12,899 Affiliated Managers Group, Inc. 1,681,256
12,139 Evercore, Inc., Class A 1,673,725
29,565 Federated Hermes, Inc., Class B 1,001,367
36,453 Interactive Brokers Group, Inc., Class A 3,155,372
46,444 Janus Henderson Group plc 1,199,184
61,975 Jefferies Financial Group, Inc. 2,270,144
8,749 Morningstar, Inc. 2,049,366
33,811 SEI Investments Co. 2,036,436
35,505 Stifel Financial Corp. 2,181,427
17,248,277
Chemicals ( 2 .1% ):
16,236 Ashland, Inc. 1,326,157
31,006 Avient Corp. 1,095,132
72,182 Axalta Coating Systems, Ltd.* 1,941,696
18,896 Cabot Corp. 1,308,926
49,657 Chemours Co. (The) 1,392,879
2,259 NewMarket Corp. 1,027,935
42,006 Olin Corp. 2,099,460
43,194 RPM International, Inc. 4,095,223
13,582 Scotts Miracle-Gro Co. (The) 701,918
11,035 Westlake Corp. 1,375,733
16,365,059
Commercial Services & Supplies ( 1 .3% ):
15,686 Brink's Co. (The) 1,139,431
17,016 Clean Harbors, Inc.* 2,847,798
12,305 MSA Safety, Inc. 1,939,883
30,725 Stericycle, Inc.* 1,373,715
17,880 Tetra Tech, Inc. 2,718,296
10,019,123
Communications Equipment ( 0 .6% ):
19,912 Calix, Inc.* 912,766
50,175 Ciena Corp.* 2,371,270
22,822 Lumentum Holdings, Inc.* 1,031,098
4,315,134
Construction & Engineering ( 1 .8% ):
46,570 AECOM 3,867,173

AZL Mid Cap Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Construction & Engineering, continued
15,918 EMCOR Group, Inc. $ 3,348,988
48,078 Fluor Corp.* 1,764,463
20,281 MasTec, Inc.* 1,459,624
70,718 MDU Resources Group, Inc. 1,384,658
6,953 Valmont Industries, Inc. 1,670,180
13,495,086
Construction Materials ( 0 .4% ):
11,715 Eagle Materials, Inc. 1,950,782
16,823 Knife River Corp.* 821,467
2,772,249
Consumer Finance ( 0 .6% ):
91,235 Ally Financial, Inc. 2,434,150
12,206 FirstCash Holdings, Inc. 1,225,238
75,853 SLM Corp. 1,033,118
4,692,506
Consumer Staples Distribution & Retail ( 2 .0% ):
44,854 BJ's Wholesale Club Holdings, Inc.* 3,201,230
12,545 Casey's General Stores, Inc. 3,406,218
31,129 Grocery Outlet Holding Corp.* 898,072
52,717 Performance Food Group Co.* 3,102,923
33,696 Sprouts Farmers Market, Inc.* 1,442,189
76,042 US Foods Holding Corp.* 3,018,867
15,069,499
Containers & Packaging ( 1 .9% ):
22,170 AptarGroup, Inc. 2,772,137
39,279 Berry Global Group, Inc. 2,431,763
40,968 Crown Holdings, Inc. 3,624,849
102,670 Graphic Packaging Holding Co. 2,287,487
8,386 Greif, Inc., Class A 560,269
28,025 Silgan Holdings, Inc. 1,208,158
33,467 Sonoco Products Co. 1,818,931
14,703,594
Diversified Consumer Services ( 0 .9% ):
1,042 Graham Holdings Co., Class B 607,486
9,694 Grand Canyon Education, Inc.* 1,133,035
51,944 H&R Block, Inc. 2,236,709
51,603 Service Corp. International 2,948,595
6,925,825
Diversified Telecommunication Services ( 0 .4% ):
73,970 Frontier Communications Parent, Inc.* 1,157,630
41,291 Iridium Communications, Inc. 1,878,328
3,035,958
Electric Utilities ( 1 .0% ):
19,373 ALLETE, Inc. 1,022,894
16,735 IDACORP, Inc. 1,567,233
67,334 OGE Energy Corp. 2,244,242
28,989 PNM Resources, Inc. 1,293,199
33,510 Portland General Electric Co. 1,356,485
7,484,053
Electrical Equipment ( 2 .4% ):
10,209 Acuity Brands, Inc. 1,738,695
13,484 EnerSys 1,276,530
18,026 Hubbell, Inc. 5,649,529
55,733 nVent Electric plc 2,953,292
22,358 Regal Rexnord Corp. 3,194,511
50,445 Sensata Technologies Holding plc 1,907,830
Shares Value
Common Stocks, continued
Electrical Equipment, continued
72,676 Sunrun, Inc.* $ 912,810
7,341 Vicor Corp.* 432,311
18,065,508
Electronic Equipment, Instruments & Components ( 3 .5% ):
18,898 Arrow Electronics, Inc.* 2,366,785
32,325 Avnet, Inc. 1,557,742
14,206 Belden, Inc. 1,371,589
56,706 Cognex Corp. 2,406,603
43,301 Coherent Corp.* 1,413,345
9,798 IPG Photonics Corp. 994,889
44,536 Jabil, Inc. 5,651,173
8,326 Littelfuse, Inc. 2,059,186
44,039 National Instruments Corp. 2,625,605
11,746 Novanta, Inc.* 1,684,846
16,779 TD SYNNEX Corp. 1,675,551
43,789 Vishay Intertechnology, Inc. 1,082,464
51,953 Vontier Corp. 1,606,387
26,496,165
Energy Equipment & Services ( 1 .2% ):
66,474 ChampionX Corp. 2,367,804
132,892 NOV, Inc. 2,777,443
20,762 Valaris, Ltd.* 1,556,734
23,997 Weatherford International plc* 2,167,649
8,869,630
Entertainment ( 0 .2% ):
17,128 TKO Group Holdings, Inc. 1,439,780
Financial Services ( 1 .4% ):
35,927 Essent Group, Ltd. 1,698,988
15,897 Euronet Worldwide, Inc.* 1,261,904
94,611 MGIC Investment Corp. 1,579,057
34,753 Voya Financial, Inc. 2,309,337
109,788 Western Union Co. (The) 1,447,006
14,639 WEX, Inc.* 2,753,449
11,049,741
Food Products ( 1 .2% ):
53,614 Darling Ingredients, Inc.* 2,798,651
66,104 Flowers Foods, Inc. 1,466,187
22,446 Ingredion, Inc. 2,208,686
6,654 Lancaster Colony Corp. 1,098,110
14,152 Pilgrim's Pride Corp.* 323,090
17,134 Post Holdings, Inc.* 1,469,069
9,363,793
Gas Utilities ( 1 .1% ):
31,214 National Fuel Gas Co. 1,620,319
32,896 New Jersey Resources Corp. 1,336,564
18,441 ONE Gas, Inc. 1,259,152
20,235 Southwest Gas Holdings, Inc. 1,222,396
17,574 Spire, Inc. 994,337
72,361 UGI Corp. 1,664,303
8,097,071
Ground Transportation ( 2 .0% ):
6,684 Avis Budget Group, Inc.* 1,201,048
45,648 Hertz Global Holdings, Inc.* 559,188
53,706 Knight-Swift Transportation Holdings, Inc. 2,693,356
12,043 Landstar System, Inc. 2,130,889
15,694 Ryder System, Inc. 1,678,473

AZL Mid Cap Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Ground Transportation, continued
8,959 Saia, Inc.* $ 3,571,505
17,545 Werner Enterprises, Inc. 683,378
38,918 XPO, Inc.* 2,905,618
15,423,455
Health Care Equipment & Supplies ( 2 .7% ):
15,581 Enovis Corp.* 821,586
54,241 Envista Holdings Corp.* 1,512,239
39,304 Globus Medical, Inc.* 1,951,444
16,958 Haemonetics Corp.* 1,519,098
6,594 ICU Medical, Inc.* 784,752
17,047 Inari Medical, Inc.* 1,114,874
23,296 Integra LifeSciences Holdings Corp.* 889,674
22,925 Lantheus Holdings, Inc.* 1,592,829
18,097 LivaNova plc* 956,969
14,854 Masimo Corp.* 1,302,399
66,074 Neogen Corp.* 1,225,012
12,933 Penumbra, Inc.* 3,128,622
16,740 QuidelOrtho Corp.* 1,222,689
12,351 Shockwave Medical, Inc.* 2,459,084
20,481,271
Health Care Providers & Services ( 2 .2% ):
30,478 Acadia Healthcare Co., Inc.* 2,142,908
10,787 Amedisys, Inc.* 1,007,506
5,009 Chemed Corp. 2,603,177
32,957 Encompass Health Corp. 2,213,392
28,865 HealthEquity, Inc.* 2,108,588
60,326 Option Care Health, Inc.* 1,951,546
28,382 Patterson Cos., Inc. 841,242
26,579 Progyny, Inc.* 904,218
65,827 R1 RCM, Inc.* 992,013
34,140 Tenet Healthcare Corp.* 2,249,485
17,014,075
Health Care REITs ( 1 .0% ):
130,166 Healthcare Realty Trust, Inc. 1,987,635
206,315 Medical Properties Trust, Inc. 1,124,417
83,931 Omega Healthcare Investors, Inc. 2,783,152
80,595 Physicians Realty Trust 982,453
78,412 Sabra Health Care REIT, Inc. 1,093,063
7,970,720
Health Care Technology ( 0 .1% ):
42,155 Doximity, Inc., Class A* 894,529
Hotel & Resort REITs ( 0 .1% ):
71,215 Park Hotels & Resorts, Inc. 877,369
Hotels, Restaurants & Leisure ( 3 .4% ):
88,353 Aramark 3,065,849
23,432 Boyd Gaming Corp. 1,425,369
8,528 Choice Hotels International, Inc.^ 1,044,765
22,850 Churchill Downs, Inc. 2,651,514
24,446 Hilton Grand Vacations, Inc.* 994,952
30,797 Light & Wonder, Inc., Class A* 2,196,750
11,634 Marriott Vacations Worldwide Corp. 1,170,729
49,252 Penn Entertainment, Inc.* 1,130,333
28,393 Planet Fitness, Inc., Class A* 1,396,368
22,473 Texas Roadhouse, Inc. 2,159,655
25,594 Travel + Leisure Co. 940,068
13,138 Vail Resorts, Inc. 2,915,191
57,889 Wendy's Co. (The) 1,181,515
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
10,013 Wingstop, Inc. $ 1,800,738
28,295 Wyndham Hotels & Resorts, Inc. 1,967,634
26,041,430
Household Durables ( 1 .7% ):
7,898 Helen of Troy, Ltd.* 920,591
25,734 KB Home 1,190,969
45,914 Leggett & Platt, Inc. 1,166,675
36,251 Taylor Morrison Home Corp., Class A* 1,544,655
58,537 Tempur Sealy International, Inc. 2,536,994
37,266 Toll Brothers, Inc. 2,756,193
10,650 TopBuild Corp.* 2,679,540
12,795,617
Independent Power and Renewable Electricity Producers
( 0 .7% ):
17,384 Ormat Technologies, Inc. 1,215,489
116,713 Vistra Corp. 3,872,538
5,088,027
Industrial REITs ( 1 .4% ):
15,575 EastGroup Properties, Inc. 2,593,705
45,189 First Industrial Realty Trust, Inc. 2,150,544
70,828 Rexford Industrial Realty, Inc. 3,495,362
61,919 STAG Industrial, Inc. 2,136,825
10,376,436
Insurance ( 4 .5% ):
23,565 American Financial Group, Inc. 2,631,504
19,631 Brighthouse Financial, Inc.* 960,741
33,361 CNO Financial Group, Inc. 791,656
8,891 Erie Indemnity Co., Class A 2,612,087
21,248 Fidelity National Financial, Inc. 877,542
35,780 First American Financial Corp. 2,021,212
13,397 Hanover Insurance Group, Inc. (The) 1,486,799
23,318 Kemper Corp. 980,056
7,742 Kinsale Capital Group, Inc. 3,206,194
93,547 Old Republic International Corp. 2,520,156
11,377 Primerica, Inc. 2,207,252
21,096 Reinsurance Group of America, Inc. 3,062,928
16,655 RenaissanceRe Holdings, Ltd. 3,296,358
14,574 RLI Corp. 1,980,461
21,822 Selective Insurance Group, Inc. 2,251,376
61,835 Unum Group 3,041,664
33,927,986
Interactive Media & Services ( 0 .3% ):
15,814 Ziff Davis, Inc.* 1,007,194
102,626 ZoomInfo Technologies, Inc.* 1,683,066
2,690,260
IT Services ( 0 .6% ):
50,366 GoDaddy, Inc., Class A* 3,751,260
77,112 Kyndryl Holdings, Inc.* 1,164,391
4,915,651
Leisure Products ( 1 .1% ):
23,633 Brunswick Corp. 1,867,007
119,199 Mattel, Inc.* 2,625,954
17,867 Polaris, Inc. 1,860,669
47,184 Topgolf Callaway Brands Corp.* 653,027
29,276 YETI Holdings, Inc.* 1,411,689
8,418,346

AZL Mid Cap Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Life Sciences Tools & Services ( 1 .1% ):
20,281 Azenta, Inc.* $ 1,017,903
33,309 Bruker Corp. 2,075,151
7,808 Medpace Holdings, Inc.* 1,890,551
17,409 Repligen Corp.* 2,768,205
32,674 Sotera Health Co.* 489,457
8,241,267
Machinery ( 4 .8% ):
21,075 AGCO Corp. 2,492,751
14,072 Chart Industries, Inc.* 2,379,857
16,233 Crane Co. 1,442,140
16,093 Crane NXT Co. 894,288
40,902 Donaldson Co., Inc. 2,439,395
18,519 Esab Corp. 1,300,404
44,165 Flowserve Corp. 1,756,442
56,695 Graco, Inc. 4,131,932
27,390 ITT, Inc. 2,681,755
19,345 Lincoln Electric Holdings, Inc. 3,516,727
17,566 Middleby Corp. (The)* 2,248,448
21,858 Oshkosh Corp. 2,085,909
9,584 RBC Bearings, Inc.* 2,243,902
22,361 Terex Corp. 1,288,441
21,914 Timken Co. (The) 1,610,460
34,914 Toro Co. (The) 2,901,353
8,706 Watts Water Technologies, Inc., Class A 1,504,571
36,918,775
Marine Transportation ( 0 .2% ):
19,715 Kirby Corp.* 1,632,402
Media ( 0 .8% ):
1,522 Cable One, Inc. 937,004
55,204 New York Times Co. (The), Class A 2,274,405
11,280 Nexstar Media Group, Inc. 1,617,214
69,227 TEGNA, Inc. 1,008,637
5,837,260
Metals & Mining ( 2 .3% ):
60,358 Alcoa Corp. 1,754,003
169,962 Cleveland-Cliffs, Inc.* 2,656,506
39,483 Commercial Metals Co. 1,950,855
48,785 MP Materials Corp.* 931,794
19,708 Reliance Steel & Aluminum Co. 5,168,029
21,967 Royal Gold, Inc. 2,335,751
75,268 United States Steel Corp. 2,444,705
10,398 Worthington Industries, Inc. 642,804
17,884,447
Mortgage Real Estate Investment
Trusts (REITs) ( 0 .7% ):
173,130 Annaly Capital Management, Inc. 3,256,575
106,968 Starwood Property Trust, Inc. 2,069,831
5,326,406
Multi-Utilities ( 0 .3% ):
22,905 Black Hills Corp. 1,158,764
18,934 NorthWestern Corp. 909,968
2,068,732
Office REITs ( 0 .6% ):
37,127 COPT Defense Properties 884,736
53,122 Cousins Properties, Inc. 1,082,095
37,157 Kilroy Realty Corp. 1,174,533
Shares Value
Common Stocks, continued
Office REITs, continued
54,711 Vornado Realty Trust $ 1,240,846
4,382,210
Oil, Gas & Consumable Fuels ( 4 .7% ):
116,136 Antero Midstream Corp. 1,391,309
94,558 Antero Resources Corp.* 2,399,882
38,545 Chesapeake Energy Corp. 3,323,735
14,212 Chord Energy Corp. 2,303,339
28,589 Civitas Resources, Inc. 2,311,993
52,122 CNX Resources Corp.* 1,176,915
32,438 DT Midstream, Inc. 1,716,619
145,090 Equitrans Midstream Corp. 1,359,493
49,499 HF Sinclair Corp. 2,817,978
37,256 Matador Resources Co. 2,215,987
48,989 Murphy Oil Corp. 2,221,651
85,085 Ovintiv, Inc. 4,047,494
37,231 PBF Energy, Inc., Class A 1,992,975
93,119 Permian Resources Corp. 1,299,941
80,551 Range Resources Corp. 2,610,658
370,399 Southwestern Energy Co.* 2,389,074
35,579,043
Paper & Forest Products ( 0 .2% ):
22,125 Louisiana-Pacific Corp. 1,222,849
Personal Care Products ( 0 .4% ):
44,631 BellRing Brands, Inc.* 1,840,136
120,481 Coty, Inc., Class A* 1,321,677
3,161,813
Pharmaceuticals ( 0 .5% ):
20,925 Jazz Pharmaceuticals plc* 2,708,532
44,691 Perrigo Co. plc 1,427,877
4,136,409
Professional Services ( 3 .1% ):
16,471 ASGN, Inc.* 1,345,351
7,530 CACI International, Inc., Class A* 2,363,893
14,932 Concentrix Corp. 1,196,202
55,564 ExlService Holdings, Inc.* 1,558,015
16,838 Exponent, Inc. 1,441,333
11,315 FTI Consulting, Inc.* 2,018,709
56,361 Genpact, Ltd. 2,040,268
12,501 Insperity, Inc. 1,220,098
46,159 KBR, Inc. 2,720,611
17,121 ManpowerGroup, Inc. 1,255,312
20,418 Maximus, Inc. 1,524,816
14,591 Paylocity Holding Corp.* 2,651,185
18,335 Science Applications International Corp. 1,935,076
23,270,869
Real Estate Management & Development ( 0 .3% ):
16,341 Jones Lang LaSalle, Inc.* 2,307,022
Residential REITs ( 0 .9% ):
52,096 Apartment Income REIT Corp. 1,599,347
63,430 Equity LifeStyle Properties, Inc. 4,041,125
78,599 Independence Realty Trust, Inc. 1,105,888
6,746,360
Retail REITs ( 1 .2% ):
33,245 Agree Realty Corp. 1,836,454
105,722 Brixmor Property Group, Inc. 2,196,903
74,583 Kite Realty Group Trust 1,597,568

AZL Mid Cap Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of September 30, 2023 .
Shares Value
Common Stocks, continued
Retail REITs, continued
61,983 NNN REIT, Inc. $ 2,190,479
51,548 Spirit Realty Capital, Inc. 1,728,404
9,549,808
Semiconductors & Semiconductor Equipment ( 2 .4% ):
23,667 Allegro MicroSystems, Inc.* 755,924
34,929 Amkor Technology, Inc. 789,395
18,162 Cirrus Logic, Inc.* 1,343,262
46,388 Lattice Semiconductor Corp.* 3,986,121
18,216 MACOM Technology Solutions Holdings, Inc.* 1,486,061
21,262 MKS Instruments, Inc. 1,840,014
19,120 Power Integrations, Inc. 1,459,047
10,511 Silicon Laboratories, Inc.* 1,218,120
13,237 Synaptics, Inc.* 1,183,917
14,525 Universal Display Corp. 2,280,280
41,572 Wolfspeed, Inc.* 1,583,893
17,926,034
Software ( 2 .9% ):
35,204 ACI Worldwide, Inc.* 794,202
9,565 Aspen Technology, Inc.* 1,953,747
14,701 Blackbaud, Inc.* 1,033,774
14,557 CommVault Systems, Inc.* 984,199
20,903 Dolby Laboratories, Inc., Class A 1,656,772
88,258 Dropbox, Inc., Class A* 2,403,265
80,871 Dynatrace, Inc.* 3,779,102
16,628 Envestnet, Inc.* 732,131
20,877 Manhattan Associates, Inc.* 4,126,548
44,902 NCR Corp.* 1,211,007
12,528 Qualys, Inc.* 1,911,146
33,107 Teradata Corp.* 1,490,477
22,076,370
Specialized REITs ( 1 .9% ):
76,869 CubeSmart 2,931,015
28,805 EPR Properties 1,196,560
87,889 Gaming and Leisure Properties, Inc. 4,003,344
31,102 Lamar Advertising Co., Class A 2,596,084
29,349 National Storage Affiliates Trust 931,537
27,135 PotlatchDeltic Corp. 1,231,657
46,450 Rayonier, Inc. 1,321,967
14,212,164
Specialty Retail ( 2 .8% ):
9,067 AutoNation, Inc.* 1,372,744
20,806 Dick's Sporting Goods, Inc. 2,259,115
18,405 Five Below, Inc.* 2,961,364
89,586 GameStop Corp., Class A*^ 1,474,586
72,555 Gap, Inc. (The) 771,260
9,302 Lithia Motors, Inc. 2,747,160
6,535 Murphy U.S.A., Inc. 2,233,205
Shares Value
Common Stocks, continued
Specialty Retail, continued
6,596 Penske Automotive Group, Inc. $ 1,101,928
5,144 RH* 1,359,868
46,369 Valvoline, Inc. 1,494,937
21,738 Williams-Sonoma, Inc.^ 3,378,085
21,154,252
Technology Hardware, Storage & Peripherals ( 0 .5% ):
15,293 Super Micro Computer, Inc.* 4,193,646
Textiles, Apparel & Luxury Goods ( 1 .9% ):
39,061 Capri Holdings, Ltd.* 2,054,999
11,734 Carter's, Inc. 811,406
11,799 Columbia Sportswear Co. 874,306
20,737 Crocs, Inc.* 1,829,625
8,789 Deckers Outdoor Corp.* 4,518,337
20,901 PVH Corp. 1,599,136
44,408 Skechers U.S.A., Inc., Class A* 2,173,772
65,132 Under Armour, Inc., Class A* 446,154
63,833 Under Armour, Inc., Class C* 407,255
14,714,990
Trading Companies & Distributors ( 1 .2% ):
11,401 GATX Corp. 1,240,771
15,751 MSC Industrial Direct Co., Inc. 1,545,961
11,432 Watsco, Inc. 4,318,095
14,848 WESCO International, Inc. 2,135,439
9,240,266
Water Utilities ( 0 .4% ):
81,490 Essential Utilities, Inc. 2,797,551
Total Common Stocks (Cost $563,264,123) 757,718,078
Short-Term Security Held as Collateral for Securities on Loan
( 0 .4% ):
$ 3,419,854 BlackRock Liquidity FedFund, Institutional Class,
4.36%(a)(b) 3,419,854
Total Short-Term Security Held as Collateral for Securities on Loan
(Cost $3,419,854) 3,419,854
Unaffiliated Investment Company ( 0 .5% ):
Money Markets ( 0 .5% ):
3,790,029 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 5.24%(b) 3,790,029
Total Unaffiliated Investment Company (Cost $3,790,029) 3,790,029
Total Investment Securities
(Cost $570,474,006) — 100.5% 764,927,961
Net other assets (liabilities) — (0.5)% (3,831,791)
Net Assets — 100.0% $ 761,096,170
REIT - Real Estate Investment Trust
* Non-income producing security.
^ This security or a partial position of this security was on loan as of September 30, 2023. The total value of securities on loan as of September 30, 2023 was $3,372,912.
(a) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2023.
(b) The rate represents the effective yield at September 30, 2023.

AZL Mid Cap Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Futures Contracts
At September 30, 2023, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P Midcap 400 E-Mini December Futures (U.S. Dollar) 12/15/23 15 $ 3,780,600 $ (100,758)
$ (100,758)

AZL Moderate Index Strategy Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of September 30, 2023 .
Shares Value
Affiliated Investment Companies ( 100 .0% ):
Domestic Equity Funds ( 44 .7% ):
6,070,579 AZL Mid Cap Index Fund, Class 2 $ 120,986,639
22,096,086 AZL S&P 500 Index Fund, Class 2 421,593,325
5,253,989 AZL Small Cap Stock Index Fund, Class 2 60,263,255
602,843,219
1
Fixed Income Fund ( 40 .3% ):
58,117,720 AZL Enhanced Bond Index Fund 543,981,864
Shares Value
Affiliated Investment Companies, continued
International Equity Fund ( 15 .0% ):
12,447,423 AZL International Index Fund, Class 2 $ 201,648,250
Total Affiliated Investment Companies (Cost $1,533,417,727) 1,348,473,333
Total Investment Securities
(Cost $1,533,417,727) — 100.0% 1,348,473,333
Net other assets (liabilities) — 0.0%
†
(503,571)
Net Assets — 100.0% $ 1,347,969,762
† Represents less than 0.05%.

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks ( 99 .3% ):
Aerospace & Defense ( 1 .5% ):
4,042 Airbus SE $ 540,674
521 Axon Enterprise, Inc.* 103,674
21,604 BAE Systems plc 262,205
3,944 Boeing Co. (The)* 755,986
2,614 CAE, Inc.* 61,034
196 Dassault Aviation SA 36,861
169 Elbit Systems, Ltd. 33,609
1,641 General Dynamics Corp. 362,612
276 HEICO Corp. 44,693
499 HEICO Corp., Class A 64,481
2,863 Howmet Aerospace, Inc. 132,414
271 Huntington Ingalls Industries, Inc. 55,441
700 Kongsberg Gruppen ASA 28,834
1,327 L3Harris Technologies, Inc. 231,057
1,583 Lockheed Martin Corp. 647,384
9,399 Melrose Industries plc 53,557
376 MTU Aero Engines AG 68,305
973 Northrop Grumman Corp. 428,305
268 Rheinmetall AG 69,087
54,610 Rolls-Royce Holdings plc* 146,367
10,100 RTX Corp. 726,897
2,298 Safran SA 359,252
10,000 Singapore Technologies Engineering, Ltd. 28,577
1,491 Textron, Inc. 116,507
658 Thales SA 92,313
384 TransDigm Group, Inc.* 323,762
5,773,888
Air Freight & Logistics ( 0 .5% ):
768 CH Robinson Worldwide, Inc. 66,148
7,076 Deutsche Post AG 288,353
1,287 DSV A/S 239,980
1,021 Expeditors International of Washington, Inc. 117,037
1,614 FedEx Corp. 427,581
700 NIPPON EXPRESS HOLDINGS, INC. 36,529
1,800 SG Holdings Co., Ltd. 23,056
4,932 United Parcel Service, Inc., Class B 768,751
1,600 Yamato Holdings Co., Ltd. 26,057
1,993,492
Automobile Components ( 2 .5% ):
800 Aisin Corp. 30,220
1,977 Aptiv plc* 194,912
2,093 Bayerische Motoren Werke AG 213,163
1,650 BorgWarner, Inc. 66,611
4,100 Bridgestone Corp. 159,822
4,308 Cie Generale des Etablissements Michelin SCA 132,021
819 Continental AG 57,856
11,600 Denso Corp. 186,201
26,287 Ford Motor Co. 326,485
9,725 General Motors Co. 320,633
31,500 Honda Motor Co., Ltd. 354,241
3,600 Isuzu Motors, Ltd. 45,254
2,000 Koito Manufacturing Co., Ltd. 30,173
419 Lear Corp. 56,230
3,397 Lucid Group, Inc.*^ 18,989
1,989 Magna International, Inc. 106,604
3,600 Mazda Motor Corp. 40,821
5,489 Mercedes-Benz Group AG 382,268
16,900 Nissan Motor Co., Ltd. 74,556
Shares Value
Common Stocks, continued
Automobile Components, continued
1,315 Renault SA $ 53,835
4,535 Rivian Automotive, Inc., Class A* 110,110
98 Stellantis NV 1,879
4,300 Subaru Corp. 83,541
5,200 Sumitomo Electric Industries, Ltd. 62,629
2,700 Suzuki Motor Corp. 108,596
19,581 Tesla, Inc.* 4,899,558
72,600 Toyota Motor Corp. 1,304,743
1,230 Valeo 21,068
4,663 Volvo Car AB, Class B* 18,850
1,800 Yamaha Motor Co., Ltd. 47,301
9,509,170
Automobiles ( 0 .2% ):
861 Dr Ing hc F Porsche AG 80,967
883 Ferrari NV 260,198
14,982 Stellantis NV 287,171
201 Volkswagen AG 26,487
654,823
Banks ( 5 .5% ):
2,689 ABN AMRO Bank NV 38,070
8,372 AIB Group plc 37,695
20,886 ANZ Group Holdings, Ltd. 343,552
40,094 Banco Bilbao Vizcaya Argentaria SA 326,422
109,775 Banco Santander SA 416,799
8,532 Bank Hapoalim BM 75,912
10,762 Bank Leumi Le-Israel BM 89,043
49,386 Bank of America Corp. 1,352,189
7,994 Bank of Ireland Group plc 78,487
4,821 Bank of Montreal 406,737
8,141 Bank of Nova Scotia (The)^ 364,939
236 Banque Cantonale Vaudoise, Registered Shares 24,765
111,451 Barclays plc 215,821
7,297 BNP Paribas SA 464,485
27,500 BOC Hong Kong Holdings, Ltd. 74,990
28,315 CaixaBank SA 113,241
6,098 Canadian Imperial Bank of Commerce^ 235,416
2,800 Chiba Bank, Ltd. (The) 20,314
13,501 Citigroup, Inc. 555,296
3,112 Citizens Financial Group, Inc. 83,402
7,358 Commerzbank AG 83,934
11,527 Commonwealth Bank of Australia 734,314
8,400 Concordia Financial Group, Ltd. 38,181
7,400 Credit Agricole SA 91,049
5,146 Danske Bank A/S 119,886
12,500 DBS Group Holdings, Ltd. 306,999
6,447 DNB Bank ASA 129,887
2,582 Erste Group Bank AG 89,183
4,619 Fifth Third Bancorp 116,999
3,940 FinecoBank Banca Fineco SpA 47,830
75 First Citizens BancShares, Inc., Class A 103,508
4,008 First Horizon Corp. 44,168
5,700 Hang Seng Bank, Ltd. 70,810
135,259 HSBC Holdings plc 1,059,449
10,474 Huntington Bancshares, Inc. 108,930
25,018 ING Groep NV 330,448
108,330 Intesa Sanpaolo SpA 278,348
7,605 Israel Discount Bank, Ltd., Class A 41,079
9,500 Japan Post Bank Co,m Ltd, 82,548

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Banks, continued
20,018 JPMorgan Chase & Co. $ 2,903,010
1,716 KBC Group NV 106,974
6,790 KeyCorp 73,060
427,058 Lloyds Banking Group plc 229,919
1,171 M&T Bank Corp. 148,073
3,850 Mediobanca Banca di Credito Finanziario SpA 50,951
78,400 Mitsubishi UFJ Financial Group, Inc. 665,073
859 Mizrahi Tefahot Bank, Ltd. 31,115
16,150 Mizuho Financial Group, Inc. 273,592
21,504 National Australia Bank, Ltd. 401,343
2,204 National Bank of Canada 146,430
41,793 NatWest Group plc 119,565
21,770 Nordea Bank Abp 239,305
25,500 Oversea-Chinese Banking Corp., Ltd. 238,208
2,762 PNC Financial Services Group, Inc. (The) 339,091
6,785 Regions Financial Corp. 116,702
14,100 Resona Holdings, Inc. 77,938
9,416 Royal Bank of Canada 822,973
2,200 Shizuoka Financial Group, Inc. 17,895
11,377 Skandinaviska Enskilda Banken AB, Class A 135,557
5,044 Societe Generale SA 121,999
15,786 Standard Chartered plc 145,869
8,700 Sumitomo Mitsui Financial Group, Inc. 426,559
2,300 Sumitomo Mitsui Trust Holdings, Inc. 86,397
8,930 Svenska Handelsbanken AB, Class A 79,407
5,800 Swedbank AB, Class A 106,813
12,631 Toronto-Dominion Bank (The) 761,059
9,162 Truist Financial Corp. 262,125
12,322 UniCredit SpA 294,816
9,604 United Overseas Bank, Ltd. 199,973
10,614 US Bancorp 350,899
1,017 Webster Financial Corp. 40,995
25,046 Wells Fargo & Co. 1,023,380
24,628 Westpac Banking Corp. 334,512
20,566,702
Beverages ( 1 .6% ):
6,085 Anheuser-Busch InBev SA 335,044
3,500 Asahi Group Holdings, Ltd. 130,872
2,232 Brown-Forman Corp., Class B 128,764
11,900 Budweiser Brewing Co. APAC, Ltd. 23,350
665 Carlsberg AS, Class B 83,812
28,219 Coca-Cola Co. (The) 1,579,700
1,460 Coca-Cola Europacific Partners plc 91,480
1,283 Coca-Cola HBC AG 35,109
1,108 Constellation Brands, Inc., Class A 278,474
3,162 David Campari-Milano NV, Class M 37,266
15,464 Diageo plc 570,200
771 Heineken Holding NV 58,018
1,759 Heineken NV 154,714
5,730 Keurig Dr Pepper, Inc. 180,896
6,100 Kirin Holdings Co., Ltd. 85,569
1,314 Molson Coors Beverage Co., Class B 83,557
5,486 Monster Beverage Corp.* 290,484
9,433 PepsiCo, Inc. 1,598,328
1,436 Pernod Ricard SA 239,005
125 Remy Cointreau SA 15,226
800 Suntory Beverage & Food, Ltd. 24,399
6,592 Treasury Wine Estates, Ltd. 52,224
6,076,491
Shares Value
Common Stocks, continued
Biotechnology ( 1 .9% ):
12,172 AbbVie, Inc. $ 1,814,358
852 Alnylam Pharmaceuticals, Inc.* 150,889
3,677 Amgen, Inc. 988,231
381 Argenx SE* 185,202
987 Biogen, Inc.* 253,669
1,338 BioMarin Pharmaceutical, Inc.* 118,386
3,243 CSL, Ltd. 522,383
1,266 Exact Sciences Corp.* 86,367
437 Genmab A/S* 154,673
8,532 Gilead Sciences, Inc. 639,388
2,757 Grifols SA* 35,692
1,538 Horizon Therapeutics plc* 177,931
1,359 Incyte Corp.* 78,509
2,165 Moderna, Inc.* 223,623
652 Neurocrine Biosciences, Inc.* 73,350
736 Regeneron Pharmaceuticals, Inc.* 605,699
1,000 Seagen, Inc.* 212,150
1,510 Swedish Orphan Biovitrum AB* 30,897
351 United Therapeutics Corp.* 79,280
1,765 Vertex Pharmaceuticals, Inc.* 613,761
7,044,438
Broadline Retail ( 2 .6% ):
63,388 Amazon.com, Inc.* 8,057,883
380 Canadian Tire Corp., Ltd., Class A 40,865
1,884 Dollarama, Inc. 129,817
3,829 eBay, Inc. 168,821
821 Etsy, Inc.* 53,020
309 MercadoLibre, Inc.* 391,775
846 Next plc 75,060
2,700 Pan Pacific International Holdings Corp. 56,707
10,629 Prosus NV* 313,189
8,000 Rakuten Group, Inc. 32,767
7,677 Wesfarmers, Ltd. 260,750
9,580,654
Building Products ( 0 .7% ):
953 A O Smith Corp. 63,022
1,200 AGC, Inc. 42,143
644 Allegion plc 67,105
7,067 Assa Abloy AB, Class B 154,010
862 Builders FirstSource, Inc.* 107,310
326 Carlisle Cos., Inc. 84,519
5,819 Carrier Global Corp. 321,209
3,299 Cie de Saint-Gobain 197,611
1,700 Daikin Industries, Ltd. 266,741
1,013 Fortune Brands Innovations, Inc. 62,968
228 Geberit AG, Registered Shares 113,856
4,871 Johnson Controls International plc 259,186
1,045 Kingspan Group plc 77,894
223 Lennox International, Inc. 83,500
2,500 Lixil Corp. 29,105
1,508 Masco Corp. 80,603
11,325 Nibe Industrier AB, Class B 73,825
571 Owens Corning 77,890
52 ROCKWOOL A/S, Class B 12,549
600 TOTO, Ltd. 15,500
1,594 Trane Technologies plc 323,438
13,000 Xinyi Glass Holdings, Ltd. 16,891
2,530,875

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Capital Markets ( 3 .0% ):
6,868 3i Group plc $ 172,842
12,364 abrdn plc 23,367
697 Ameriprise Financial, Inc. 229,787
375 Amundi SA 21,029
1,156 Ares Management Corp., Class A 118,918
1,391 ASX, Ltd. 50,768
5,531 Bank of New York Mellon Corp. (The) 235,897
1,031 BlackRock, Inc., Class A+ 666,531
4,845 Blackstone, Inc. 519,093
2,652 Brookfield Asset Management, Ltd. 88,380
9,991 Brookfield Corp. 312,435
1,473 Carlyle Group, Inc. (The) 44,426
717 Cboe Global Markets, Inc. 112,003
10,444 Charles Schwab Corp. (The) 573,376
2,492 CME Group, Inc. 498,948
938 Coinbase Global, Inc., Class A* 70,425
8,900 Daiwa Securities Group, Inc.^ 51,360
12,609 Deutsche Bank AG 139,214
1,382 Deutsche Boerse AG 238,839
2,202 EQT AB 43,499
719 Euronext NV 50,029
248 FactSet Research Systems, Inc. 108,441
2,020 Franklin Resources, Inc. 49,652
458 Futu Holdings, Ltd., ADR* 26,477
2,309 Goldman Sachs Group, Inc. (The) 747,123
3,288 Hargreaves Lansdown plc 30,841
8,600 Hong Kong Exchanges & Clearing, Ltd. 320,635
889 IGM Financial, Inc. 22,551
3,822 Intercontinental Exchange, Inc. 420,496
2,555 Invesco, Ltd. 37,099
3,400 Japan Exchange Group, Inc. 63,070
1,414 Julius Baer Group, Ltd. 90,642
3,986 KKR & Co., Inc., Class A 245,538
2,774 London Stock Exchange Group plc 278,427
529 LPL Financial Holdings, Inc. 125,717
2,534 Macquarie Group, Ltd. 272,594
287 MarketAxess Holdings, Inc. 61,315
1,108 Moody's Corp. 350,316
8,521 Morgan Stanley 695,910
552 MSCI, Inc. 283,220
2,481 Nasdaq, Inc. 120,552
23,000 Nomura Holdings, Inc. 92,228
1,377 Northern Trust Corp. 95,674
158 Partners Group Holding AG 177,838
1,455 Raymond James Financial, Inc. 146,126
2,279 S&P Global, Inc. 832,769
1,400 SBI Holdings, Inc.^ 29,473
6,758 Schroders plc 33,396
757 SEI Investments Co. 45,594
3,200 Singapore Exchange, Ltd. 22,777
3,801 St James's Place plc 38,333
2,406 State Street Corp. 161,106
1,528 T. Rowe Price Group, Inc. 160,241
1,625 TMX Group, Ltd. 34,927
669 Tradeweb Markets, Inc., Class A 53,654
22,515 UBS Group AG 556,672
11,092,590
Chemicals ( 2 .0% ):
3,612 Air Liquide SA 608,600
Shares Value
Common Stocks, continued
Chemicals, continued
1,525 Air Products and Chemicals, Inc. $ 432,185
1,253 Akzo Nobel NV 90,410
772 Albemarle Corp. 131,271
413 Arkema SA 40,719
9,200 Asahi Kasei Corp. 57,837
5,985 BASF SE 271,636
692 Celanese Corp. 86,860
1,430 CF Industries Holdings, Inc. 122,608
801 Chr Hansen Holding A/S 49,005
2,080 Clariant AG 32,869
4,917 Corteva, Inc. 251,554
1,415 Covestro AG* 76,366
1,096 Croda International plc 65,687
4,685 Dow, Inc. 241,559
1,181 DSM-Firmenich AG 99,751
3,099 DuPont de Nemours, Inc. 231,154
795 Eastman Chemical Co. 60,992
1,783 Ecolab, Inc. 302,040
62 EMS-Chemie Holding AG 42,068
1,938 Evonik Industries AG 35,487
949 FMC Corp. 63,555
67 Givaudan SA, Registered Shares 219,382
6,835 ICL Group, Ltd. 37,862
1,704 International Flavors & Fragrances, Inc. 116,162
890 Johnson Matthey plc 17,647
1,200 JSR Corp.^ 32,212
3,360 Linde plc 1,251,096
1,784 LyondellBasell Industries NV, Class A 168,945
8,000 Mitsubishi Chemical Group Corp. 50,427
1,000 Mitsui Chemicals, Inc. 25,924
2,249 Mosaic Co. (The) 80,064
6,600 Nippon Paint Holdings Co., Ltd. 44,389
1,100 Nippon Sanso Holdings Corp. 26,074
800 Nissan Chemical Corp. 34,012
1,000 Nitto Denko Corp. 65,565
1,580 Novozymes A/S, B Shares 63,706
3,278 Nutrien, Ltd. 202,458
824 OCI NV 22,916
2,876 Orica, Ltd. 28,872
1,571 PPG Industries, Inc. 203,916
942 RPM International, Inc. 89,311
1,688 Sherwin-Williams Co. (The) 430,524
12,400 Shin-Etsu Chemical Co., Ltd. 359,951
1,023 Sika AG, Registered Shares 259,358
456 Solvay SA, Class A 50,432
7,200 Sumitomo Chemical Co., Ltd. 19,600
979 Symrise AG 93,498
9,200 Toray Industries, Inc. 47,860
1,200 Tosoh Corp. 15,393
1,137 Umicore SA 26,959
301 Westlake Corp. 37,526
1,092 Yara International ASA 41,369
7,557,623
Commercial Services & Supplies ( 0 .5% ):
10,643 Brambles, Ltd. 97,932
627 Cintas Corp. 301,593
5,952 Copart, Inc.* 256,472
1,800 Dai Nippon Printing Co., Ltd. 46,823
1,558 GFL Environmental, Inc. 49,478

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Commercial Services & Supplies, continued
1,016 RB Global, Inc. $ 63,619
16,211 Rentokil Initial plc 120,156
1,544 Republic Services, Inc. 220,035
1,446 Rollins, Inc. 53,979
1,500 Secom Co., Ltd. 101,736
4,897 Securitas AB, Class B 38,675
1,600 TOPPAN Holdings, Inc. 38,245
1,757 Waste Connections, Inc. 235,965
2,742 Waste Management, Inc. 417,991
2,042,699
Communications Equipment ( 0 .7% ):
1,856 Arista Networks, Inc.* 341,374
28,037 Cisco Systems, Inc. 1,507,269
438 F5, Inc.* 70,579
2,336 Juniper Networks, Inc. 64,918
1,121 Motorola Solutions, Inc. 305,181
38,181 Nokia Oyj 143,576
18,166 Telefonaktiebolaget LM Ericsson, Class B 88,265
2,521,162
Construction & Engineering ( 0 .4% ):
1,753 ACS Actividades de Construccion y Servicios SA 63,119
1,016 AECOM 84,369
1,522 Bouygues SA 53,171
559 Eiffage SA 53,092
3,697 Ferrovial SE 112,710
2,700 Kajima Corp. 43,946
4,900 Obayashi Corp.^ 43,150
1,006 Quanta Services, Inc. 188,192
2,600 Shimizu Corp. 18,078
1,831 Skanska AB, Class B 30,032
772 Stantec, Inc. 50,097
1,100 Taisei Corp. 38,708
3,697 Vinci SA 409,227
876 WSP Global, Inc. 123,650
1,311,541
Construction Materials ( 0 .3% ):
4,877 CRH plc 268,947
993 Heidelberg Materials AG 77,128
3,563 Holcim AG 228,185
2,772 James Hardie Industries plc* 72,314
447 Martin Marietta Materials, Inc. 183,485
878 Vulcan Materials Co. 177,374
1,007,433
Consumer Finance ( 0 .3% ):
1,862 Ally Financial, Inc. 49,678
4,377 American Express Co. 653,005
2,618 Capital One Financial Corp. 254,077
1,849 Discover Financial Services 160,179
1 Isracard, Ltd. 2
2,983 Synchrony Financial 91,190
1,208,131
Consumer Staples Distribution & Retail ( 1 .7% ):
4,900 Aeon Co., Ltd. 97,102
2,104 Albertsons Cos., Inc., Class A 47,866
5,268 Alimentation Couche-Tard, Inc. 267,570
4,522 Carrefour SA 77,756
8,877 Coles Group, Ltd. 88,387
Shares Value
Common Stocks, continued
Consumer Staples Distribution & Retail, continued
3,037 Costco Wholesale Corp. $ 1,715,784
1,581 Dollar General Corp. 167,270
1,486 Dollar Tree, Inc.* 158,185
787 Empire Co., Ltd., Class A 21,412
11,695 Endeavour Group, Ltd. 39,565
356 George Weston, Ltd. 39,485
1,243 HelloFresh SE* 37,159
9,589 J Sainsbury plc 29,497
1,662 Jeronimo Martins SGPS SA 37,295
1,609 Kesko Oyj, Class B 28,777
1,000 Kobe Bussan Co., Ltd. 23,456
7,054 Koninklijke Ahold Delhaize NV 212,671
4,737 Kroger Co. (The) 211,981
1,010 Loblaw Cos., Ltd. 85,821
2,700 MatsukiyoCocokara & Co. 48,411
1,439 Metro, Inc. 74,742
3,324 Ocado Group plc* 24,180
4,900 Seven & i Holdings Co., Ltd. 191,908
3,549 Sysco Corp. 234,411
3,204 Target Corp. 354,266
51,610 Tesco plc 165,918
5,273 Walgreens Boots Alliance, Inc. 117,272
10,195 Walmart, Inc. 1,630,486
500 Welcia Holdings Co., Ltd. 8,643
8,273 Woolworths Group, Ltd. 199,276
6,436,552
Containers & Packaging ( 0 .2% ):
1,733 Amcor plc 15,874
8,910 Amcor plc 81,616
532 Avery Dennison Corp. 97,181
2,167 Ball Corp. 107,873
1,000 CCL Industries, Inc. 41,978
765 Crown Holdings, Inc. 67,687
2,127 International Paper Co. 75,445
682 Packaging Corp. of America 104,721
1,076 Sealed Air Corp. 35,357
2,350 SIG Group AG 57,882
1,807 Smurfit Kappa Group plc 59,773
1,935 Westrock Co. 69,273
814,660
Distributors ( 0 .1% ):
195 D'ieteren Group 32,800
1,036 Genuine Parts Co. 149,578
1,795 LKQ Corp. 88,870
263 Pool Corp. 93,654
364,902
Diversified Consumer Services ( 0 .0%
†
):
1,753 IDP Education, Ltd. 24,034
4,820 Pearson plc 50,981
75,015
Diversified REITs ( 0 .1% ):
316 Covivio SA 14,018
18 Daiwa House REIT Investment Corp. 31,765
6,489 Dexus 30,501
11,976 GPT Group (The) 30,092
4,133 Land Securities Group plc 29,552
23,270 Mirvac Group 31,967
10 Nippon Building Fund, Inc. 40,546

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Diversified REITs, continued
39 Nomura Real Estate Master Fund, Inc. $ 43,759
460 RioCan Real Estate Investment Trust 6,120
7,464 Segro plc 65,100
15,451 Stockland 39,105
24,703 Vicinity, Ltd. 26,918
1,532 WP Carey, Inc. 82,851
472,294
Diversified Telecommunication Services ( 1 .0% ):
48,662 AT&T, Inc. 730,903
692 BCE, Inc. 26,419
41,110 BT Group plc 58,385
3,784 Cellnex Telecom SA 131,557
21,811 Deutsche Telekom AG 457,956
937 Elisa Oyj 43,466
20,000 HKT Trust & HKT, Ltd. 20,860
2,027 Infrastrutture Wireless Italiane SpA 24,062
24,798 Koninklijke KPN NV 81,720
1,489 Liberty Global plc, Class C* 27,636
217,500 Nippon Telegraph & Telephone Corp. 256,923
12,743 Orange SA 146,211
50,700 Singapore Telecommunications, Ltd. 89,453
10,729 Spark New Zealand, Ltd. 30,917
191 Swisscom AG, Registered Shares 113,498
92,093 Telecom Italia SpA* 28,754
2,838 Telefonica Deutschland Holding AG 5,084
37,089 Telefonica SA 151,741
5,021 Telenor ASA 56,974
18,848 Telia Co. AB 38,926
29,855 Telstra Group, Ltd. 73,811
3,112 TELUS Corp. 50,824
28,963 Verizon Communications, Inc. 938,691
3,584,771
Electric Utilities ( 1 .6% ):
193 Acciona SA 24,536
1,716 Alliant Energy Corp. 83,140
3,570 American Electric Power Co., Inc. 268,535
165 BKW AG 29,093
4,300 Chubu Electric Power Co., Inc. 55,013
3,500 CK Infrastructure Holdings, Ltd. 16,560
12,500 CLP Holdings, Ltd. 92,186
2,202 Constellation Energy Corp. 240,194
5,394 Duke Energy Corp. 476,074
2,527 Edison International 159,934
20,856 EDP - Energias de Portugal SA 86,777
240 Elia Group SA/NV 23,453
1,880 Emera, Inc. 65,643
2,156 Endesa SA 43,815
54,745 Enel SpA 335,882
1,468 Entergy Corp. 135,790
1,705 Evergy, Inc. 86,444
2,337 Eversource Energy 135,897
7,027 Exelon Corp. 265,550
3,886 FirstEnergy Corp. 132,823
3,321 Fortis, Inc. 126,154
3,188 Fortum Oyj^ 36,985
2,288 Hydro One, Ltd. 58,257
42,205 Iberdrola SA 471,172
4,800 Kansai Electric Power Co., Inc. (The) 66,786
4,873 Mercury NZ, Ltd. 17,830
Shares Value
Common Stocks, continued
Electric Utilities, continued
14,012 NextEra Energy, Inc. $ 802,747
1,642 NRG Energy, Inc. 63,250
12,220 Origin Energy, Ltd. 68,922
1,339 Orsted AS 72,913
11,217 PG&E Corp.* 180,930
10,000 Power Assets Holdings, Ltd. 48,236
4,738 PPL Corp. 111,627
1,850 Redeia Corp. SA 29,051
7,378 Southern Co. (The) 477,504
7,619 SSE plc 149,269
10,285 Terna - Rete Elettrica Nazionale 77,363
9,900 Tokyo Electric Power Co. Holdings, Inc.* 44,274
453 Verbund AG, Class A 36,836
3,658 Xcel Energy, Inc. 209,311
5,906,756
Electrical Equipment ( 0 .9% ):
11,145 ABB, Ltd., Registered Shares 398,389
1,622 AMETEK, Inc. 239,667
2,783 Eaton Corp. plc 593,558
3,933 Emerson Electric Co. 379,810
700 Fuji Electric Co., Ltd. 31,577
374 Generac Holdings, Inc.* 40,751
338 Hubbell, Inc. 105,933
1,784 Legrand SA 163,707
13,400 Mitsubishi Electric Corp. 165,687
3,100 NIDEC CORP. 143,628
1,722 Prysmian SpA 69,076
765 Rockwell Automation, Inc. 218,690
3,773 Schneider Electric SE 621,942
994 Sensata Technologies Holding plc 37,593
3,694 Siemens Energy AG* 48,320
7,230 Vestas Wind Systems A/S* 154,347
3,412,675
Electronic Equipment, Instruments & Components ( 0 .8% ):
4,162 Amphenol Corp., Class A 349,566
357 Arrow Electronics, Inc.* 44,711
800 Azbil Corp. 24,481
900 CDW Corp. 181,584
1,304 Cognex Corp. 55,342
5,261 Corning, Inc. 160,303
2,865 Halma plc 67,299
900 Hamamatsu Photonics KK 37,845
14,804 Hexagon AB, Class B 126,037
205 Hirose Electric Co., Ltd. 23,737
600 Ibiden Co., Ltd. 31,811
910 Jabil, Inc. 115,470
1,300 Keyence Corp. 483,237
1,302 Keysight Technologies, Inc.* 172,268
2,100 Kyocera Corp. 106,522
12,600 Murata Manufacturing Co., Ltd. 230,306
1,300 Omron Corp. 57,913
1,400 Shimadzu Corp. 37,185
2,900 TDK Corp. 107,411
2,238 TE Connectivity, Ltd. 276,460
321 Teledyne Technologies, Inc.* 131,154
1,612 Trimble, Inc.* 86,822
2,200 Yokogawa Electric Corp. 42,488

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
344 Zebra Technologies Corp., Class A* $ 81,366
3,031,318
Energy Equipment & Services ( 0 .3% ):
6,881 Baker Hughes Co. 243,037
6,083 Halliburton Co. 246,361
9,903 Schlumberger, Ltd. 577,345
3,045 Tenaris SA 48,108
1,114,851
Entertainment ( 1 .1% ):
5,243 Activision Blizzard, Inc. 490,902
5,483 Bollore SE 29,442
1,200 Capcom Co., Ltd. 43,125
1,791 Electronic Arts, Inc. 215,636
780 Koei Tecmo Holdings Co., Ltd. 11,088
900 Konami Group Corp. 47,454
1,414 Liberty Media Corp.-Liberty Formula One* 88,092
1,072 Live Nation Entertainment, Inc.* 89,019
3,063 Netflix, Inc.* 1,156,589
2,500 Nexon Co., Ltd. 44,388
7,100 Nintendo Co., Ltd. 295,827
2,750 ROBLOX Corp., Class A* 79,640
924 Roku, Inc.* 65,225
2,662 Sea, Ltd., ADR* 116,995
400 Square Enix Holdings Co., Ltd. 13,707
1,199 Take-Two Interactive Software, Inc.* 168,328
600 Toho Co., Ltd. 20,472
4,901 Universal Music Group NV 127,432
12,568 Walt Disney Co. (The)* 1,018,636
15,780 Warner Bros Discovery, Inc.* 171,371
4,293,368
Financial Services ( 2 .9% ):
2,817 Apollo Global Management, Inc. 252,854
8,923 Berkshire Hathaway, Inc., Class B* 3,125,727
3,853 Block, Inc.* 170,534
1,792 Edenred 111,949
2,947 Element Fleet Management Corp. 42,292
2,167 Equitable Holdings, Inc. 61,521
414 Eurazeo SE 24,659
740 EXOR NV 65,587
4,116 Fidelity National Information Services, Inc. 227,491
4,260 Fiserv, Inc.* 481,210
467 FleetCor Technologies, Inc.* 119,244
1,805 Global Payments, Inc. 208,279
200 GMO Payment Gateway, Inc. 10,908
576 Groupe Bruxelles Lambert NV 42,806
885 Industrivarden AB, Class A 23,334
1,476 Industrivarden AB, Class C 38,846
11,495 Investor AB, Class B 220,093
418 L E Lundbergforetagen AB 17,428
15,826 M&G plc 37,895
5,826 Mastercard, Inc., Class A 2,306,572
4,100 Mitsubishi HC Capital, Inc. 27,312
340 Nuvei Corp. 5,100
397 Onex Corp. 23,336
8,600 ORIX Corp. 160,599
7,159 PayPal Holdings, Inc.* 418,515
142 Sofina SA 28,609
1,929 Toast, Inc., Class A* 36,130
Shares Value
Common Stocks, continued
Financial Services, continued
11,076 Visa, Inc., Class A $ 2,547,591
122 Wendel SE 9,639
1,617 Worldline SA* 45,209
10,891,269
Food Products ( 1 .5% ):
3,400 Ajinomoto Co., Inc. 131,054
3,695 Archer-Daniels-Midland Co. 278,677
2,448 Associated British Foods plc 61,520
23 Barry Callebaut AG, Registered Shares 36,572
1,034 Bunge, Ltd. 111,931
1,385 Campbell Soup Co. 56,896
5 Chocoladefabriken Lindt & Spruengli AG 55,630
3,086 Conagra Brands, Inc. 84,618
4,583 Danone SA 252,470
1,198 Darling Ingredients, Inc.* 62,536
4,181 General Mills, Inc. 267,542
1,030 Hershey Co. (The) 206,082
2,218 Hormel Foods Corp. 84,351
476 JDE Peet's NV 13,287
678 JM Smucker Co. (The) 83,333
1,968 Kellanova 117,116
1,071 Kerry Group plc, Class A 89,393
900 Kikkoman Corp. 47,201
5,513 Kraft Heinz Co. (The) 185,457
1,074 Lamb Weston Holdings, Inc. 99,302
1,749 McCormick & Co., Inc. 132,294
1,600 MEIJI Holdings Co., Ltd. 39,780
9,308 Mondelez International, Inc., Class A 645,975
3,271 Mowi ASA 57,927
18,569 Nestle SA, Registered Shares 2,097,410
300 Nissin Foods Holdings Co., Ltd. 24,926
5,748 Orkla ASA, Class A 42,941
461 Salmar ASA 23,334
2,279 Saputo, Inc. 47,657
1,811 Tyson Foods, Inc., Class A 91,437
68,033 WH Group, Ltd. 35,500
10,600 Wilmar International, Ltd. 28,830
1,800 Yakult Honsha Co., Ltd. 43,728
5,636,707
Gas Utilities ( 0 .1% ):
1,573 AltaGas, Ltd. 30,172
8,525 APA Group 45,424
960 Atmos Energy Corp. 101,693
595 Enagas SA 9,845
83,117 Hong Kong & China Gas Co., Ltd. 57,911
985 Naturgy Energy Group SA 26,747
2,200 Osaka Gas Co., Ltd. 36,298
14,344 Snam SpA 67,330
2,500 Tokyo Gas Co., Ltd. 56,819
432,239
Ground Transportation ( 1 .1% ):
11,052 Aurizon Holdings, Ltd. 24,761
3,905 Canadian National Railway Co. 422,934
6,517 Canadian Pacific Kansas City, Ltd. 484,468
4,500 Central Japan Railway Co. 109,434
14,174 CSX Corp. 435,850
1,900 East Japan Railway Co. 108,749
8,772 Grab Holdings, Ltd.* 31,053

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Ground Transportation, continued
1,400 Hankyu Hanshin Holdings, Inc. $ 47,766
549 JB Hunt Transport Services, Inc. 103,497
1,000 Keio Corp. 34,404
900 Keisei Electric Railway Co., Ltd. 31,177
1,000 Kintetsu Group Holdings Co., Ltd. 28,350
1,052 Knight-Swift Transportation Holdings, Inc. 52,758
10,500 MTR Corp., Ltd. 41,387
1,564 Norfolk Southern Corp. 307,999
2,700 Odakyu Electric Railway Co., Ltd. 40,356
684 Old Dominion Freight Line, Inc. 279,852
527 TFI International, Inc. 67,690
1,800 Tobu Railway Co., Ltd. 46,267
4,600 Tokyu Corp. 53,052
12,413 Uber Technologies, Inc.* 570,874
612 U-Haul Holding Co. 32,063
4,202 Union Pacific Corp. 855,653
1,500 West Japan Railway Co. 62,070
4,272,464
Health Care Equipment & Supplies ( 2 .2% ):
11,999 Abbott Laboratories 1,162,103
3,468 Alcon, Inc. 268,062
494 Align Technology, Inc.* 150,828
1,400 Asahi Intecc Co., Ltd. 25,160
3,685 Baxter International, Inc. 139,072
1,913 Becton Dickinson & Co. 494,568
245 BioMerieux 23,684
10,021 Boston Scientific Corp.* 529,109
157 Carl Zeiss Meditec AG 13,731
451 Cochlear, Ltd. 73,912
764 Coloplast A/S, Class B 80,630
340 Cooper Cos., Inc. (The) 108,123
522 Demant A/S* 21,621
1,576 DENTSPLY SIRONA, Inc. 53,836
2,733 Dexcom, Inc.* 254,989
233 DiaSorin SpA 21,208
4,126 Edwards Lifesciences Corp.* 285,849
1,960 EssilorLuxottica SA 340,655
4,138 Fisher & Paykel Healthcare Corp., Ltd. 53,502
2,722 GE HealthCare Technologies, Inc. 185,205
1,920 Getinge AB, Class B 33,743
1,772 Hologic, Inc.* 122,977
2,400 Hoya Corp. 247,362
575 IDEXX Laboratories, Inc.* 251,430
499 Insulet Corp.* 79,586
2,374 Intuitive Surgical, Inc.* 693,897
6,404 Koninklijke Philips NV* 127,611
9,216 Medtronic plc 722,166
8,700 Olympus Corp. 112,733
1,066 ResMed, Inc. 157,629
2,110 Siemens Healthineers AG 107,162
6,641 Smith & Nephew plc 82,532
384 Sonova Holding AG 91,025
694 STERIS plc 152,278
732 Straumann Holding AG, Class R 93,000
2,309 Stryker Corp. 630,980
1,100 Sysmex Corp. 52,466
354 Teleflex, Inc. 69,529
4,800 Terumo Corp. 127,179
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
1,350 Zimmer Biomet Holdings, Inc. $ 151,497
8,392,629
Health Care Providers & Services ( 2 .1% ):
845 Amplifon SpA 25,021
1,731 Cardinal Health, Inc. 150,285
1,106 Cencora, Inc. 199,047
3,866 Centene Corp.* 266,290
2,019 Cigna Group (The) 577,575
8,805 CVS Health Corp. 614,765
457 DaVita, Inc.* 43,200
1,616 Elevance Health, Inc. 703,639
1,484 Fresenius Medical Care AG & Co., KGaA 64,087
2,714 Fresenius SE & Co. KGaA 84,590
1,420 HCA Healthcare, Inc. 349,292
997 Henry Schein, Inc.* 74,027
867 Humana, Inc. 421,813
643 Laboratory Corp. of America Holdings 129,275
954 McKesson Corp. 414,847
384 Molina Healthcare, Inc.* 125,910
755 Quest Diagnostics, Inc. 92,004
1,328 Ramsay Health Care, Ltd. 44,258
3,322 Sonic Healthcare, Ltd. 63,544
6,408 UnitedHealth Group, Inc. 3,230,849
372 Universal Health Services, Inc., Class B 46,772
7,721,090
Health Care REITs ( 0 .1% ):
2,942 Healthcare Realty Trust, Inc. 44,925
4,227 Healthpeak Properties, Inc. 77,608
2,556 Ventas, Inc. 107,684
3,372 Welltower, Inc. 276,234
506,451
Health Care Technology ( 0 .1% ):
3,600 M3, Inc. 65,355
965 Veeva Systems, Inc., Class A* 196,329
261,684
Hotel & Resort REITs ( 0 .0%
†
):
5,303 Host Hotels & Resorts, Inc. 85,219
Hotels, Restaurants & Leisure ( 1 .9% ):
1,023 Accor SA 34,440
2,698 Airbnb, Inc., Class A* 370,193
1,475 Aramark 51,182
3,958 Aristocrat Leisure, Ltd. 103,839
252 Booking Holdings, Inc.* 777,155
1,314 Caesars Entertainment, Inc.* 60,904
6,824 Carnival Corp., Class A* 93,625
195 Chipotle Mexican Grill, Inc.* 357,207
11,647 Compass Group plc 283,694
888 Darden Restaurants, Inc. 127,179
1,331 Delivery Hero SE* 38,222
260 Domino's Pizza, Inc. 98,485
1,849 DoorDash, Inc., Class A* 146,940
2,894 DraftKings, Inc.* 85,199
4,276 Entain plc 48,662
1,406 Evolution AB 141,726
952 Expedia Group, Inc.* 98,123
1,257 Flutter Entertainment plc* 205,143
13,000 Galaxy Entertainment Group, Ltd. 77,763

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
53,300 Genting Singapore, Ltd. $ 32,944
1,870 Hilton Worldwide Holdings, Inc. 280,837
1,297 InterContinental Hotels Group plc 95,602
883 La Francaise des Jeux SAEM 28,672
2,239 Las Vegas Sands Corp. 102,636
14,501 Lottery Corp., Ltd. (The) 43,916
1,818 Marriott International, Inc., Class A 357,346
5,035 McDonald's Corp. 1,326,420
400 McDonald's Holdings Co., Ltd. 15,303
1,993 MGM Resorts International 73,263
7,000 Oriental Land Co., Ltd. 229,830
2,135 Restaurant Brands International, Inc. 142,234
1,567 Royal Caribbean Cruises, Ltd.* 144,383
15,600 Sands China, Ltd.* 47,441
597 Sodexo SA 61,475
7,807 Starbucks Corp. 712,545
297 Vail Resorts, Inc. 65,901
1,279 Whitbread plc 53,794
750 Wynn Resorts, Ltd. 69,308
1,924 Yum! Brands, Inc. 240,385
7,323,916
Household Durables ( 0 .6% ):
6,179 Barratt Developments plc 33,142
658 Berkeley Group Holdings plc 32,816
2,201 D.R. Horton, Inc. 236,541
212 Garmin, Ltd. 22,302
841 Garmin, Ltd. 88,473
600 Iida Group Holdings Co., Ltd. 9,977
1,831 Lennar Corp., Class A 205,493
380 Mohawk Industries, Inc.* 32,608
22 NVR, Inc.* 131,193
700 Open House Group Co., Ltd. 23,753
15,700 Panasonic Holdings Corp. 176,562
2,260 Persimmon plc 29,583
1,440 PulteGroup, Inc. 106,632
256 SEB SA 23,884
2,100 Sekisui Chemical Co., Ltd. 30,235
4,500 Sekisui House, Ltd. 89,612
1,000 Sharp Corp.^ 6,233
8,700 Sony Group Corp. 711,770
19,704 Taylor Wimpey plc 28,014
323 Whirlpool Corp. 43,185
2,062,008
Household Products ( 1 .0% ):
1,743 Church & Dwight Co., Inc. 159,711
885 Clorox Co. (The) 115,988
5,402 Colgate-Palmolive Co. 384,136
4,133 Essity AB, Class B 89,096
659 Henkel AG & Co. KGaA 41,609
2,342 Kimberly-Clark Corp. 283,031
16,197 Procter & Gamble Co. (The) 2,362,495
4,811 Reckitt Benckiser Group plc 339,939
3,000 Unicharm Corp. 105,860
3,881,865
Independent Power and Renewable Electricity Producers
( 0 .1% ):
4,828 AES Corp. (The) 73,385
787 Brookfield Renewable Corp., Class A 18,839
Shares Value
Common Stocks, continued
Independent Power and Renewable Electricity Producers,
continued
2,038 EDP Renovaveis SA $ 33,333
12,972 Meridian Energy, Ltd. 39,947
2,059 Northland Power, Inc. 33,536
4,309 RWE AG 160,108
2,304 Vistra Corp. 76,447
435,595
Industrial Conglomerates ( 0 .9% ):
3,758 3M Co. 351,824
17,500 CK Hutchison Holdings, Ltd. 93,272
654 DCC plc 36,658
7,384 General Electric Co. 816,301
6,600 Hitachi, Ltd. 409,217
4,558 Honeywell International, Inc. 842,045
1,007 Investment AB Latour, Class B 17,682
1,000 Jardine Cycle & Carriage, Ltd. 23,291
1,100 Jardine Matheson Holdings, Ltd. 51,041
11,400 Keppel Corp., Ltd. 56,594
1,957 Lifco AB, Class B 34,245
5,231 Siemens AG, Registered Shares 749,830
2,548 Smiths Group plc 50,197
3,532,197
Industrial REITs ( 0 .3% ):
19,644 CapitaLand Ascendas REIT 39,493
28 GLP J-Reit 25,059
11,051 Goodman Group 153,057
21,123 Mapletree Logistics Trust 25,920
20 Nippon Prologis REIT, Inc. 37,511
6,404 Prologis, Inc. 718,593
1,164 Warehouses De Pauw CVA 28,687
1,028,320
Insurance ( 3 .2% ):
1,729 Admiral Group plc 49,999
12,269 Aegon NV 59,124
3,920 Aflac, Inc. 300,860
1,180 Ageas SA/NV 48,655
78,400 AIA Group, Ltd. 634,203
2,766 Allianz SE, Registered Shares+ 659,494
1,883 Allstate Corp. (The) 209,785
506 American Financial Group, Inc. 56,505
4,934 American International Group, Inc. 299,000
1,400 Aon plc, Class A 453,908
2,468 Arch Capital Group, Ltd.* 196,724
1,456 Arthur J. Gallagher & Co. 331,866
1,112 ASR Nederland NV 41,731
6,929 Assicurazioni Generali SpA 141,580
407 Assurant, Inc. 58,437
20,405 Aviva plc 96,465
12,633 AXA SA 374,142
296 Baloise Holding AG, Registered Shares 42,954
1,549 Brown & Brown, Inc. 108,182
2,867 Chubb, Ltd. 596,852
1,005 Cincinnati Financial Corp. 102,801
6,600 Dai-ichi Life Holdings, Inc. 137,336
202 Erie Indemnity Co., Class A 59,346
281 Everest Group, Ltd. 104,439
157 Fairfax Financial Holdings, Ltd. 128,177
1,917 Fidelity National Financial, Inc. 79,172

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Insurance, continued
1,848 Gjensidige Forsikring ASA $ 27,163
676 Globe Life, Inc. 73,502
1,806 Great-West Lifeco, Inc. 51,676
437 Hannover Rueck SE 96,017
2,083 Hartford Financial Services Group, Inc. (The) 147,706
679 iA Financial Corp., Inc. 42,597
16,630 Insurance Australia Group, Ltd. 60,742
1,131 Intact Financial Corp. 164,907
15,300 Japan Post Holdings Co., Ltd. 122,332
1,700 Japan Post Insurance Co., Ltd. 28,598
41,596 Legal & General Group plc 112,362
1,269 Loews Corp. 80,340
13,145 Manulife Financial Corp. 240,232
91 Markel Group, Inc.* 133,997
3,347 Marsh & McLennan Cos., Inc. 636,934
17,323 Medibank Pvt, Ltd. 38,283
4,353 MetLife, Inc. 273,847
3,200 MS&AD Insurance Group Holdings, Inc. 117,057
949 Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen, Class R 370,181
1,547 NN Group NV 49,570
6,201 Phoenix Group Holdings plc 36,314
2,955 Poste Italiane SpA 31,067
4,218 Power Corp. of Canada^ 107,399
1,625 Principal Financial Group, Inc. 117,114
3,980 Progressive Corp. (The) 554,414
2,548 Prudential Financial, Inc. 241,780
18,547 Prudential plc 199,683
10,666 QBE Insurance Group, Ltd. 107,839
3,193 Sampo Oyj, A Shares 138,021
2,300 Sompo Holdings, Inc. 98,465
4,106 Sun Life Financial, Inc. 200,357
9,098 Suncorp Group, Ltd. 81,998
211 Swiss Life Holding AG 131,474
2,057 Swiss Re AG 211,206
3,200 T&D Holdings, Inc. 52,542
12,700 Tokio Marine Holdings, Inc. 292,804
1,651 Travelers Cos., Inc. (The) 269,625
2,488 Tryg A/S 45,511
1,540 W R Berkley Corp. 97,775
696 Willis Towers Watson plc 145,436
1,049 Zurich Insurance Group AG 480,822
11,881,426
Interactive Media & Services ( 4 .0% ):
1,569 Adevinta ASA* 15,481
40,781 Alphabet, Inc., Class A* 5,336,602
36,289 Alphabet, Inc., Class C* 4,784,705
6,294 Auto Trader Group plc 47,171
19,800 LY Corp. 55,286
1,762 Match Group, Inc.* 69,026
15,185 Meta Platforms, Inc., Class A* 4,558,689
3,899 Pinterest, Inc., Class A* 105,390
296 REA Group, Ltd. 29,299
483 Scout24 SE 33,535
3,100 SEEK, Ltd. 43,870
6,600 Snap, Inc., Class A* 58,806
1,887 ZoomInfo Technologies, Inc.* 30,947
15,168,807
Shares Value
Common Stocks, continued
IT Services ( 1 .4% ):
4,334 Accenture plc, Class A $ 1,331,015
1,051 Akamai Technologies, Inc.* 111,974
589 Bechtle AG 27,582
1,149 Capgemini SE 199,484
1,553 CGI, Inc.* 153,093
1,927 Cloudflare, Inc., Class A* 121,478
3,376 Cognizant Technology Solutions Corp., Class A 228,690
418 EPAM Systems, Inc.* 106,878
1,300 Fujitsu, Ltd. 152,974
526 Gartner, Inc.* 180,739
938 GoDaddy, Inc., Class A* 69,862
6,180 International Business Machines Corp. 867,054
472 MongoDB, Inc.* 163,246
1,800 NEC Corp. 99,434
2,520 Nomura Research Institute, Ltd. 65,589
4,600 NTT Data Corp. 61,640
400 Obic Co., Ltd. 60,865
1,193 Okta, Inc.* 97,241
500 Otsuka Corp. 21,175
900 SCSK Corp. 15,701
8,247 Shopify, Inc., Class A* 450,212
1,688 Snowflake, Inc., Class A* 257,876
1,600 TIS, Inc. 35,222
1,063 Twilio, Inc., Class A* 62,217
613 VeriSign, Inc.* 124,151
301 Wix.com, Ltd.* 27,632
5,093,024
Leisure Products ( 0 .1% ):
4,200 Bandai Namco Holdings, Inc. 85,433
298 BRP, Inc. 22,559
961 Hasbro, Inc. 63,561
600 Shimano, Inc. 81,028
1,200 Yamaha Corp. 32,774
285,355
Life Sciences Tools & Services ( 1 .2% ):
2,059 Agilent Technologies, Inc. 230,237
4,273 Avantor, Inc.* 90,075
260 Bachem Holding AG, Registered B 19,173
171 Bio-Rad Laboratories, Inc., Class A* 61,295
972 Bio-Techne Corp. 66,164
403 Charles River Laboratories International, Inc.* 78,980
4,835 Danaher Corp. 1,199,564
1,012 Eurofins Scientific SE 57,051
1,057 Illumina, Inc.* 145,105
1,290 IQVIA Holdings, Inc.* 253,808
498 Lonza Group AG 230,461
155 Mettler-Toledo International, Inc.* 171,751
1,659 QIAGEN NV* 67,134
394 Repligen Corp.* 62,650
892 Revvity, Inc. 98,744
198 Sartorius AG 67,179
206 Sartorius Stedim Biotech 49,016
2,638 Thermo Fisher Scientific, Inc. 1,335,277
380 Waters Corp.* 104,200
497 West Pharmaceutical Services, Inc. 186,479
4,574,343
Machinery ( 2 .0% ):
2,154 Alfa Laval AB 73,720

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Machinery, continued
1,792 Alstom SA $ 42,516
18,605 Atlas Copco AB, Class A 249,348
11,256 Atlas Copco AB, Class B 131,539
3,544 Caterpillar, Inc. 967,512
7,981 CNH Industrial NV 96,674
969 Cummins, Inc. 221,378
2,100 Daifuku Co., Ltd. 39,713
3,580 Daimler Truck Holding AG 124,139
1,917 Deere & Co. 723,437
1,026 Dover Corp. 143,137
5,056 Epiroc AB, Class A 95,729
2,340 Epiroc AB, Class B 37,428
6,300 FANUC Corp. 164,471
2,359 Fortive Corp. 174,943
952 GEA Group AG 35,184
1,041 Graco, Inc. 75,868
800 Hitachi Construction Machinery Co., Ltd. 24,341
600 Hoshizaki Corp. 20,845
2,525 Husqvarna AB, B Shares 19,261
495 IDEX Corp. 102,970
2,085 Illinois Tool Works, Inc. 480,196
2,137 Indutrade AB 39,456
2,709 Ingersoll Rand, Inc. 172,617
395 Knorr-Bremse AG 25,116
6,300 Komatsu, Ltd. 170,278
2,391 Kone Oyj, Class B 100,799
7,100 Kubota Corp. 105,036
1,000 Kurita Water Industries, Ltd. 34,864
1,500 Makita Corp. 37,163
5,113 Metso Oyj 53,561
2,300 MINEBEA MITSUMI, Inc. 37,521
1,800 MISUMI Group, Inc. 28,107
2,300 Mitsubishi Heavy Industries, Ltd. 128,877
1,400 NGK Insulators, Ltd. 18,559
329 Nordson Corp. 73,423
2,812 Otis Worldwide Corp. 225,832
3,675 PACCAR, Inc. 312,448
890 Parker-Hannifin Corp. 346,673
1,194 Pentair PLC 77,312
32 Rational AG 20,257
7,213 Sandvik AB 132,287
275 Schindler Holding AG 54,829
187 Schindler Holding AG, Registered Shares 35,981
217,569 Seatrium, Ltd.* 21,262
2,448 SKF AB, B Shares 40,604
300 SMC Corp. 134,307
388 Snap-on, Inc. 98,963
556 Spirax-Sarco Engineering plc 64,283
1,129 Stanley Black & Decker, Inc. 94,362
10,500 Techtronic Industries Co., Ltd. 101,947
802 Toro Co. (The) 66,646
1,100 Toyota Industries Corp. 86,608
179 VAT Group AG 63,758
863 Volvo AB, Class A 17,954
10,117 Volvo AB, Class B 208,323
2,720 Wartsila Oyj Abp, Class B 30,828
1,184 Westinghouse Air Brake Technologies Corp. 125,824
1,706 Xylem, Inc. 155,297
Shares Value
Common Stocks, continued
Machinery, continued
1,600 Yaskawa Electric Corp. $ 57,689
7,644,000
Marine Transportation ( 0 .1% ):
20 AP Moller - Maersk A/S, Class A 35,490
39 AP Moller - Maersk A/S, Class B 70,295
343 Kuehne + Nagel International AG 97,285
2,700 Mitsui OSK Lines, Ltd.^ 74,085
3,600 Nippon Yusen KK 93,300
12,000 SITC International Holdings Co., Ltd. 20,146
390,601
Media ( 0 .7% ):
670 Charter Communications, Inc., Class A* 294,679
28,496 Comcast Corp., Class A 1,263,513
3,700 CyberAgent, Inc. 19,948
1,300 Dentsu Group, Inc. 38,262
1,721 Fox Corp., Class A 53,695
968 Fox Corp., Class B 27,956
1,700 Hakuhodo DY Holdings, Inc. 13,972
8,843 Informa plc 80,567
2,935 Interpublic Group of Cos., Inc. (The) 84,117
739 Liberty Broadband Corp., Class C* 67,486
1,069 Liberty Media Corp.-Liberty SiriusXM* 27,217
2,491 News Corp., Class A 49,970
1,360 Omnicom Group, Inc. 101,293
3,327 Paramount Global, Class B 42,918
1,673 Publicis Groupe SA 126,322
717 Quebecor, Inc., Class B 15,368
6,283 Sirius XM Holdings, Inc.^ 28,399
3,134 Trade Desk, Inc. (The), Class A* 244,922
3,675 Vivendi SE 32,241
7,540 WPP plc 67,184
2,680,029
Metals & Mining ( 1 .5% ):
3,422 Agnico Eagle Mines, Ltd. 155,516
8,676 Anglo American plc 240,167
2,646 Antofagasta plc 45,830
3,710 ArcelorMittal SA 92,774
12,813 Barrick Gold Corp. 186,143
35,033 BHP Group, Ltd. 993,151
2,969 BlueScope Steel, Ltd. 37,070
2,098 Boliden AB 59,736
4,103 Cleveland-Cliffs, Inc.* 64,130
4,279 First Quantum Minerals, Ltd. 101,107
12,334 Fortescue Metals Group, Ltd. 165,371
1,285 Franco-Nevada Corp. 171,570
9,692 Freeport-McMoRan, Inc. 361,415
72,800 Glencore plc 416,261
5,091 IGO, Ltd. 41,483
4,254 Ivanhoe Mines, Ltd., Class A* 36,460
3,100 JFE Holdings, Inc. 45,558
7,700 Kinross Gold Corp. 35,095
4,089 Lundin Mining Corp. 30,500
1,374 Mineral Resources, Ltd. 59,520
6,174 Newcrest Mining, Ltd. 97,773
5,301 Newmont Corp. 195,872
5,300 Nippon Steel Corp. 124,234
10,117 Norsk Hydro ASA 63,517
8,015 Northern Star Resources, Ltd. 53,642

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Metals & Mining, continued
1,798 Nucor Corp. $ 281,117
1,988 Pan American Silver Corp. 28,778
18,950 Pilbara Minerals, Ltd. 52,148
382 Reliance Steel & Aluminum Co. 100,172
7,580 Rio Tinto plc 476,075
2,653 Rio Tinto, Ltd. 194,893
33,578 South32, Ltd. 73,444
1,147 Steel Dynamics, Inc. 122,981
1,800 Sumitomo Metal Mining Co., Ltd. 52,942
2,960 Teck Resources, Ltd., Class B 127,414
573 voestalpine AG 15,539
3,194 Wheaton Precious Metals Corp. 129,632
5,529,030
Mortgage Real Estate Investment
Trusts (REITs) ( 0 .0%
†
):
3,240 Annaly Capital Management, Inc. 60,944
Multi-Utilities ( 0 .7% ):
5,519 Algonquin Power & Utilities Corp.^ 32,673
1,839 Ameren Corp. 137,612
993 Canadian Utilities, Ltd., Class A 20,985
4,546 CenterPoint Energy, Inc. 122,060
41,700 Centrica plc 78,274
1,930 CMS Energy Corp. 102,502
2,401 Consolidated Edison, Inc. 205,358
5,787 Dominion Energy, Inc. 258,505
1,413 DTE Energy Co. 140,283
15,108 E.ON SE 178,938
12,131 Engie SA 185,984
24,725 National Grid plc 295,087
2,789 NiSource, Inc. 68,833
3,393 Public Service Enterprise Group, Inc. 193,096
4,382 Sempra Energy 298,107
4,592 Veolia Environnement SA 132,829
2,188 WEC Energy Group, Inc. 176,243
2,627,369
Office REITs ( 0 .1% ):
1,079 Alexandria Real Estate Equities, Inc. 108,008
1,147 Boston Properties, Inc. 68,223
424 Gecina SA 43,173
7 Japan Real Estate Investment Corp. 27,304
246,708
Oil, Gas & Consumable Fuels ( 4 .9% ):
2,453 Aker BP ASA 67,812
1,369 Ampol, Ltd. 29,757
2,297 APA Corp. 94,407
3,848 ARC Resources, Ltd. 61,428
119,801 BP plc 773,409
2,904 Cameco Corp. 115,232
7,691 Canadian Natural Resources, Ltd. 497,443
9,982 Cenovus Energy, Inc. 207,857
1,707 Cheniere Energy, Inc. 283,294
767 Chesapeake Energy Corp. 66,138
12,440 Chevron Corp. 2,097,633
8,351 ConocoPhillips 1,000,450
5,070 Coterra Energy, Inc. 137,144
4,296 Devon Energy Corp. 204,919
1,148 Diamondback Energy, Inc. 177,802
14,260 Enbridge, Inc. 473,023
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
22,150 ENEOS Holdings, Inc. $ 87,391
15,826 Eni SpA 254,154
4,082 EOG Resources, Inc. 517,434
2,651 EQT Corp. 107,578
6,405 Equinor ASA 210,056
27,827 Exxon Mobil Corp. 3,271,899
4,420 Galp Energia SGPS SA 65,465
1,885 Hess Corp. 288,405
1,215 HF Sinclair Corp. 69,170
1,482 Idemitsu Kosan Co., Ltd. 34,086
1,615 Imperial Oil, Ltd. 99,485
6,200 Inpex Corp. 93,058
1,180 Keyera Corp. 27,708
13,651 Kinder Morgan, Inc. 226,334
4,175 Marathon Oil Corp. 111,681
2,934 Marathon Petroleum Corp. 444,032
2,999 Neste Oyj 101,831
4,620 Occidental Petroleum Corp. 299,746
981 OMV AG 46,837
3,996 ONEOK, Inc. 253,466
1,492 Ovintiv, Inc. 70,975
697 Parkland Corp. 20,390
3,603 Pembina Pipeline Corp. 108,347
3,195 Phillips 66 383,879
1,593 Pioneer Natural Resources Co. 365,673
8,763 Repsol SA 144,233
20,801 Santos, Ltd. 105,305
46,021 Shell plc 1,460,927
8,844 Suncor Energy, Inc. 304,177
1,413 Targa Resources Corp. 121,122
6,882 TC Energy Corp.^ 236,697
37 Texas Pacific Land Corp. 67,472
15,340 TotalEnergies SE 1,009,346
2,246 Tourmaline Oil Corp. 113,036
2,419 Valero Energy Corp. 342,797
1,889 Washington H Soul Pattinson & Co., Ltd. 39,508
8,278 Williams Cos., Inc. (The) 278,886
12,832 Woodside Energy Group, Ltd. 297,005
275 Woodside Energy Group, Ltd. 6,406
18,373,745
Paper & Forest Products ( 0 .1% ):
734 Holmen AB, B Shares 28,507
3,443 Mondi plc 57,427
8,500 Oji Holdings Corp. 36,042
4,244 Stora Enso Oyj, Class R 53,119
4,358 Svenska Cellulosa AB SCA, Class B 59,619
3,794 UPM-Kymmene Oyj 129,752
391 West Fraser Timber Co., Ltd. 28,390
392,856
Passenger Airlines ( 0 .1% ):
990 Air Canada* 14,127
1,000 ANA Holdings, Inc.*^ 20,958
962 Delta Air Lines, Inc. 35,594
4,680 Deutsche Lufthansa AG* 37,176
1,000 Japan Airlines Co., Ltd. 19,453
5,489 Qantas Airways, Ltd.* 18,266
8,850 Singapore Airlines, Ltd. 41,803

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Passenger Airlines, continued
1,365 Southwest Airlines Co. $ 36,951
224,328
Personal Care Products ( 0 .7% ):
707 Beiersdorf AG 91,278
1,624 Estee Lauder Cos., Inc. (The), Class A 234,749
34,483 Haleon plc 143,066
3,500 Kao Corp. 129,982
10,540 Kenvue, Inc. 211,643
500 Kobayashi Pharmaceutical Co., Ltd. 22,328
100 Kose Corp. 7,250
1,662 L'Oreal SA 688,205
2,800 Shiseido Co., Ltd. 98,309
17,187 Unilever plc 848,007
2,474,817
Pharmaceuticals ( 5 .3% ):
13,000 Astellas Pharma, Inc. 179,585
10,680 AstraZeneca plc 1,437,043
6,677 Bayer AG, Registered Shares 320,652
14,275 Bristol-Myers Squibb Co. 828,521
1,386 Catalent, Inc.* 63,104
4,600 Chugai Pharmaceutical Co., Ltd. 142,551
12,300 Daiichi Sankyo Co., Ltd. 337,629
1,700 Eisai Co., Ltd. 94,388
5,539 Eli Lilly & Co. 2,975,163
28,426 GSK plc 513,792
1,106 Hikma Pharmaceuticals plc 28,175
283 Ipsen SA 37,062
415 Jazz Pharmaceuticals plc* 53,718
16,599 Johnson & Johnson 2,585,294
1,400 Kyowa Kirin Co., Ltd. 24,384
17,455 Merck & Co., Inc. 1,796,992
873 Merck KGaA 145,894
14,045 Novartis AG 1,433,598
22,401 Novo Nordisk A/S, Class B 2,038,087
2,500 Ono Pharmaceutical Co., Ltd. 47,956
612 Orion Oyj, Class B 24,035
2,900 Otsuka Holdings Co., Ltd. 103,181
38,753 Pfizer, Inc. 1,285,437
582 Recordati Industria Chimica e Farmaceutica SpA 27,435
187 Roche Holding AG 55,034
4,836 Roche Holding AG 1,319,453
2,369 Royalty Pharma plc, Class A 64,295
7,753 Sanofi 831,799
2,000 Shionogi & Co., Ltd. 89,443
11,050 Takeda Pharmaceutical Co., Ltd. 343,214
8,695 Teva Pharmaceutical Industries, Ltd., ADR* 88,689
950 UCB SA 77,725
7,608 Viatris, Inc. 75,015
3,202 Zoetis, Inc. 557,084
20,025,427
Professional Services ( 1 .2% ):
981 Adecco Group AG 40,250
148 Adyen NV* 109,692
3,146 Amadeus IT Group SA 189,564
2,813 Automatic Data Processing, Inc. 676,752
1,000 BayCurrent Consulting, Inc. 33,418
973 Booz Allen Hamilton Holding Corp. 106,320
793 Broadridge Financial Solutions, Inc. 141,987
Shares Value
Common Stocks, continued
Professional Services, continued
1,956 Bureau Veritas SA $ 48,447
1,003 Ceridian HCM Holding, Inc.* 68,054
3,091 Clarivate plc* 20,741
3,893 Computershare, Ltd. 65,106
2,743 CoStar Group, Inc.* 210,909
835 Equifax, Inc. 152,955
6,100 Experian plc 199,249
1,287 Intertek Group plc 64,343
546 Jack Henry & Associates, Inc. 82,522
860 Jacobs Solutions, Inc. 117,390
995 Leidos Holdings, Inc. 91,699
4,062 Nexi SpA* 24,789
2,247 Paychex, Inc. 259,146
353 Paycom Software, Inc. 91,522
310 Paylocity Holding Corp.* 56,327
13,000 Persol Holdings Co., Ltd. 21,152
647 Randstad NV 35,659
9,900 Recruit Holdings Co., Ltd. 304,906
13,100 RELX plc 441,720
825 Robert Half, Inc. 60,456
1,175 SGS SA, Registered Shares 98,666
1,465 SS&C Technologies Holdings, Inc. 76,971
405 Teleperformance 50,604
1,055 Thomson Reuters Corp. 129,076
1,266 TransUnion 90,886
961 Verisk Analytics, Inc. 227,027
1,843 Wolters Kluwer NV 223,167
4,611,472
Real Estate Management & Development ( 0 .4% ):
116 Azrieli Group, Ltd. 5,946
17,300 CapitaLand Investment, Ltd. 39,116
2,082 CBRE Group, Inc., Class A* 153,777
3,700 City Developments, Ltd. 17,822
14,000 CK Asset Holdings, Ltd. 73,640
500 Daito Trust Construction Co., Ltd. 52,676
4,200 Daiwa House Industry Co., Ltd. 112,797
18,800 ESR Group, Ltd. 26,361
3,858 Fastighets AB Balder, B Shares* 17,278
257 FirstService Corp., Class WI 37,385
11,000 Hang Lung Properties, Ltd. 14,952
13,324 Henderson Land Development Co., Ltd. 34,896
6,600 Hongkong Land Holdings, Ltd. 23,524
2,400 Hulic Co., Ltd. 21,527
666 LEG Immobilien SE* 45,999
4,109 Lendlease Corp., Ltd. 19,015
7,600 Mitsubishi Estate Co., Ltd. 99,362
6,300 Mitsui Fudosan Co., Ltd. 138,779
8,827 New World Development Co., Ltd. 17,131
1,000 Nomura Real Estate Holdings, Inc. 25,102
1,352 Sagax AB, Class B 25,730
24,117 Sino Land Co., Ltd. 27,138
2,100 Sumitomo Realty & Development Co., Ltd. 54,561
9,500 Sun Hung Kai Properties, Ltd. 101,047
2,000 Swire Pacific, Ltd., Class A 13,504
9,200 Swire Properties, Ltd. 19,196
702 Swiss Prime Site AG, Registered Shares 64,261
1,769 UOL Group, Ltd. 8,270
4,742 Vonovia SE 114,274
11,000 Wharf Real Estate Investment Co., Ltd. 42,454

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Real Estate Management & Development, continued
1,012 Zillow Group, Inc., Class C* $ 46,714
1,494,234
Residential REITs ( 0 .3% ):
2,448 American Homes 4 Rent, Class A 82,473
973 AvalonBay Communities, Inc. 167,103
739 Camden Property Trust 69,895
815 Canadian Apartment Properties REIT 27,053
1,106 Equity LifeStyle Properties, Inc. 70,463
2,399 Equity Residential 140,845
428 Essex Property Trust, Inc. 90,775
4,453 Invitation Homes, Inc. 141,116
795 Mid-America Apartment Communities, Inc. 102,277
860 Sun Communities, Inc. 101,772
2,272 UDR, Inc. 81,042
1,074,814
Retail REITs ( 0 .2% ):
44,406 CapitaLand Integrated Commercial Trust 59,946
43 Japan Metropolitan Fund Invest 27,909
3,984 Kimco Realty Corp. 70,079
1,137 Klepierre SA 27,832
17,300 Link REIT 84,332
15,100 Mapletree Pan Asia Commercial Trust 15,805
4,556 Realty Income Corp. 227,527
1,170 Regency Centers Corp. 69,545
36,788 Scentre Group 58,509
2,218 Simon Property Group, Inc. 239,611
812 Unibail-Rodamco-Westfield* 39,958
921,053
Semiconductors & Semiconductor Equipment ( 5 .9% ):
11,066 Advanced Micro Devices, Inc.* 1,137,806
5,600 Advantest Corp. 155,696
3,487 Analog Devices, Inc. 610,539
5,778 Applied Materials, Inc. 799,964
323 ASM International NV 134,866
2,767 ASML Holding NV 1,624,668
536 BE Semiconductor Industries NV 52,403
2,823 Broadcom, Inc. 2,344,727
600 Disco Corp. 110,198
979 Enphase Energy, Inc.* 117,627
941 Entegris, Inc. 88,369
717 First Solar, Inc.* 115,860
8,756 Infineon Technologies AG 290,352
28,380 Intel Corp. 1,008,909
928 KLA Corp. 425,637
929 Lam Research Corp. 582,269
500 Lasertec Corp. 77,639
1,009 Lattice Semiconductor Corp.* 86,703
5,779 Marvell Technology, Inc. 312,817
3,862 Microchip Technology, Inc. 301,429
7,645 Micron Technology, Inc. 520,089
311 Monolithic Power Systems, Inc. 143,682
16,955 NVIDIA Corp. 7,375,256
1,787 NXP Semiconductors NV 357,257
2,969 ON Semiconductor Corp.* 275,969
704 Qorvo, Inc.* 67,211
7,622 QUALCOMM, Inc. 846,499
8,700 Renesas Electronics Corp.* 133,498
2,000 Rohm Co., Ltd. 37,854
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
1,188 Skyworks Solutions, Inc. $ 117,125
386 SolarEdge Technologies, Inc.* 49,991
4,717 STMicroelectronics NV 203,202
2,600 SUMCO Corp. 33,819
1,111 Teradyne, Inc. 111,611
6,216 Texas Instruments, Inc. 988,406
3,100 Tokyo Electron, Ltd. 421,919
928 Wolfspeed, Inc.* 35,357
22,097,223
Software ( 7 .6% ):
3,121 Adobe, Inc.* 1,591,398
588 ANSYS, Inc.* 174,959
217 Aspen Technology, Inc.* 44,324
1,026 Atlassian Corp., Class A* 206,749
1,452 Autodesk, Inc.* 300,433
1,586 Bentley Systems, Inc., Class B 79,554
597 BILL Holdings, Inc.* 64,816
1,870 Cadence Design Systems, Inc.* 438,141
748 Check Point Software Technologies, Ltd.* 99,694
147 Constellation Software, Inc. 303,511
1,478 Crowdstrike Holdings, Inc., Class A* 247,388
382 CyberArk Software, Ltd.* 62,560
4,699 Dassault Systemes SE 174,679
1,802 Datadog, Inc., Class A* 164,144
633 Descartes Systems Group, Inc. (The)* 46,465
1,230 DocuSign, Inc.* 51,660
1,999 Dropbox, Inc., Class A* 54,433
1,408 Dynatrace, Inc.* 65,796
166 Fair Isaac Corp.* 144,176
4,680 Fortinet, Inc.* 274,622
4,346 Gen Digital, Inc. 76,837
320 HubSpot, Inc.* 157,600
1,932 Intuit, Inc. 987,136
431 Manhattan Associates, Inc.* 85,192
48,488 Microsoft Corp. 15,310,086
423 Nemetschek SE 25,841
487 Nice, Ltd.* 82,844
2,016 Open Text Corp. 70,763
300 Oracle Corp. 22,370
11,169 Oracle Corp. 1,183,021
12,569 Palantir Technologies, Inc., Class A* 201,104
2,075 Palo Alto Networks, Inc.* 486,463
818 PTC, Inc.* 115,894
740 Roper Technologies, Inc. 358,367
7,580 Sage Group plc (The) 91,209
6,685 Salesforce, Inc.* 1,355,584
7,258 SAP SE 942,003
1,416 ServiceNow, Inc.* 791,487
1,105 Splunk, Inc.* 161,606
1,052 Synopsys, Inc.* 482,837
617 Temenos AG, Registered Shares 43,288
800 Trend Micro, Inc. 30,312
274 Tyler Technologies, Inc.* 105,802
1,510 Unity Software, Inc.* 47,399
1,501 VMware, Inc., Class A* 249,887
1,150 WiseTech Global, Ltd. 47,953
1,401 Workday, Inc., Class A* 301,005
951 Xero, Ltd.* 68,923
1,326 Zoom Video Communications, Inc., Class A* 92,741

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Software, continued
663 Zscaler, Inc.* $ 103,156
28,668,212
Specialized REITs ( 0 .7% ):
3,231 American Tower Corp. 531,338
3,067 Crown Castle, Inc. 282,256
1,960 Digital Realty Trust, Inc. 237,199
631 Equinix, Inc. 458,270
1,507 Extra Space Storage, Inc. 183,221
1,963 Gaming and Leisure Properties, Inc. 89,415
2,113 Iron Mountain, Inc. 125,618
1,103 Public Storage 290,662
728 SBA Communications Corp. 145,724
7,051 VICI Properties, Inc. 205,184
4,962 Weyerhaeuser Co. 152,135
2,701,022
Specialty Retail ( 1 .6% ):
121 AutoZone, Inc.* 307,339
1,673 Bath & Body Works, Inc. 56,547
1,357 Best Buy Co., Inc. 94,271
404 Burlington Stores, Inc.* 54,661
1,047 CarMax, Inc.* 74,054
819 Chewy, Inc., Class A* 14,955
455 Dick's Sporting Goods, Inc. 49,404
1,200 Fast Retailing Co., Ltd. 261,404
4,103 H & M Hennes & Mauritz AB, Class B 58,354
100 Hikari Tsushin, Inc. 15,227
6,904 Home Depot, Inc. (The) 2,086,113
7,837 Industria de Diseno Textil SA 291,648
17,355 JD Sports Fashion plc 31,612
12,728 Kingfisher plc 34,495
3,985 Lowe's Cos., Inc. 828,242
500 Nitori Holdings Co., Ltd. 55,994
427 O'Reilly Automotive, Inc.* 388,083
2,420 Ross Stores, Inc. 273,339
7,863 TJX Cos., Inc. (The) 698,863
741 Tractor Supply Co. 150,460
333 Ulta Beauty, Inc.* 133,017
1,700 USS Co., Ltd. 28,113
1,812 Zalando SE* 40,459
1,200 ZOZO, Inc. 22,013
6,048,667
Technology Hardware, Storage & Peripherals ( 5 .3% ):
107,968 Apple, Inc. 18,485,201
2,300 Brother Industries, Ltd. 37,041
7,200 Canon, Inc. 174,001
1,692 Dell Technologies, Inc., Class C 116,579
2,500 FUJIFILM Holdings Corp. 144,771
9,036 Hewlett Packard Enterprise Co. 156,955
5,883 HP, Inc. 151,193
1,306 Logitech International SA, Class R 90,024
1,454 NetApp, Inc. 110,330
3,600 Ricoh Co., Ltd. 31,063
1,345 Seagate Technology Holdings plc 88,703
2,200 Seiko Epson Corp.^ 34,557
329 Super Micro Computer, Inc.* 90,218
1,996 Western Digital Corp.* 91,078
19,801,714
Shares Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods ( 1 .1% ):
1,124 adidas AG $ 197,869
2,711 Burberry Group plc 62,865
3,683 Cie Financiere Richemont SA, Registered Shares 448,868
193 Deckers Outdoor Corp.* 99,219
1,244 Gildan Activewear, Inc. 34,872
216 Hermes International 392,611
522 Kering SA 237,301
782 Lululemon Athletica, Inc.* 301,547
1,891 LVMH Moet Hennessy Louis Vuitton SE 1,426,425
1,545 Moncler SpA 89,668
8,460 NIKE, Inc., Class B 808,945
526 Pandora A/S 54,234
767 Puma SE 47,734
437 Swatch Group AG (The) 21,360
209 Swatch Group AG (The), Class BR 53,600
2,236 VF Corp. 39,510
4,316,628
Tobacco ( 0 .6% ):
12,335 Altria Group, Inc. 518,687
14,413 British American Tobacco plc 452,379
5,754 Imperial Brands plc, Class A 116,826
8,700 Japan Tobacco, Inc. 200,241
10,686 Philip Morris International, Inc. 989,310
2,277,443
Trading Companies & Distributors ( 0 .8% ):
1,088 AerCap Holdings NV* 68,185
3,106 Ashtead Group plc 188,760
1,133 Brenntag SE 87,971
2,452 Bunzl plc 87,014
4,048 Fastenal Co. 221,183
1,437 Ferguson plc 236,241
478 IMCD NV 60,412
8,100 ITOCHU Corp. 292,694
10,400 Marubeni Corp.^ 162,102
8,000 Mitsubishi Corp. 381,176
9,000 Mitsui & Co., Ltd. 326,241
1,400 MonotaRO Co., Ltd. 14,982
1,239 Reece, Ltd. 14,827
7,000 Sumitomo Corp. 139,658
483 Toromont Industries, Ltd. 39,341
1,400 Toyota Tsushu Corp. 82,293
481 United Rentals, Inc. 213,838
298 W.W. Grainger, Inc. 206,168
244 Watsco, Inc. 92,164
2,915,250
Transportation Infrastructure ( 0 .1% ):
546 Aena SME SA 82,116
215 Aeroports de Paris 25,333
8,354 Auckland International Airport, Ltd. 39,569
2,993 Getlink SE 47,680
21,423 Transurban Group 174,416
369,114
Water Utilities ( 0 .1% ):
1,396 American Water Works Co., Inc. 172,867
1,659 Essential Utilities, Inc. 56,953
1,696 Severn Trent plc 48,859

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of September 30, 2023 .
Shares Value
Common Stocks, continued
Water Utilities, continued
4,770 United Utilities Group plc $ 54,993
333,672
Wireless Telecommunication Services ( 0 .4% ):
10,300 KDDI Corp. 315,338
2,319 Rogers Communications, Inc., Class B 89,049
19,600 SoftBank Corp. 221,687
7,000 SoftBank Group Corp. 296,291
4,629 Tele2 AB 35,389
3,755 T-Mobile US, Inc. 525,888
168,258 Vodafone Group plc 157,092
1,640,734
Total Common Stocks (Cost $315,981,629) 373,386,588
Preferred Stocks ( 0 .1% ):
Automobile Components ( 0 .1% ):
1,151 Porsche Automobil Holding SE, 5.49%, 5/20/20 56,732
1,331 Volkswagen AG, 8.04%, 5/8/20 153,225
209,957
Automobiles ( 0 .0%
†
):
335 Bayerische Motoren Werke AG, 9.65%, 5/15/20 31,274
Household Products ( 0 .0%
†
):
1,047 Henkel AG & Co. KGaA, 2.74%, 4/21/20 74,717
Total Preferred Stocks (Cost $488,415) 315,948
Contracts a Value
Warrant ( 0 .0%
†
):
Software ( 0 .0%
†
):
147 Constellation Software, Inc.*(a) $ —
Total Warrant (Cost $—) —
Shares
Short-Term Security Held as Collateral for Securities on Loan
( 0 .4% ):
$ 1,591,808 BlackRock Liquidity FedFund, Institutional Class,
4.36%(b)(c) 1,591,808
Total Short-Term Security Held as Collateral for Securities on Loan
(Cost $1,591,808) 1,591,808
Unaffiliated Investment Company ( 0 .2% ):
Money Markets ( 0 .2% ):
691,282 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 5.24%(c) 691,282
Total Unaffiliated Investment Company (Cost $691,282) 691,282
Total Investment Securities
(Cost $318,753,134) — 100.0% 375,985,626
Net other assets (liabilities) — 0.0%
†
(99,306)
Net Assets — 100.0% $ 375,886,320
ADR - American Depository Receipt
REIT - Real Estate Investment Trust
* Non-income producing security.
^ This security or a partial position of this security was on loan as of September 30, 2023. The total value of securities on loan as of September 30, 2023 was $1,477,221.
+ Affiliated Securities
† Represents less than 0.05%.
(a) Security was valued using significant unobservable inputs as of September 30, 2023.
(b) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2023.
(c) The rate represents the effective yield at September 30, 2023.
Amounts shown as “—“ are either $0 or round to less than $1.

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of September 30, 2023 :
(Unaudited)
Country Percentage
Argentina 0 .1%
Australia 2 .0%
Austria 0 .1%
Belgium 0 .2%
Bermuda 0 .1%
Canada 3 .3%
China — %
†
Denmark 0 .9%
Finland 0 .3%
France 3 .0%
Germany 2 .2%
Hong Kong 0 .6%
Ireland 0 .9%
Isle of Man — %
†
Israel 0 .2%
Italy 0 .6%
Japan 6 .2%
Liberia — %
†
Luxembourg 0 .1%
Netherlands 2 .1%
New Zealand 0 .1%
Norway 0 .2%
Panama — %
†
Portugal 0 .1%
Singapore 0 .4%
Spain 0 .7%
Sweden 0 .8%
Switzerland 3 .1%
United Kingdom 3 .8%
United States 67 .9%
100 .0%
† Represents less than 0.05%.
Futures Contracts
At September 30, 2023, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
DJ EURO STOXX 50 December Futures (Euro) 12/15/23 6 $ 266,644 $ 542
FTSE 100 Index December Futures (British Pounds) 12/15/23 1 93,578 2,421
S&P 500 Index E-Mini December Futures (U.S. Dollar) 12/15/23 7 1,513,925 (26,300)
SGX NIKKEI 225 Index December Futures (Japanese Yen) 12/7/23 1 107,097 449
$ (22,888)

AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks ( 99 .3% ):
Aerospace & Defense ( 0 .7% ):
1,699 Axon Enterprise, Inc.* $ 338,084
1,871 Boeing Co. (The)* 358,633
399 BWX Technologies, Inc. 29,917
1,021 HEICO Corp. 165,331
1,735 HEICO Corp., Class A 224,197
5,522 Lockheed Martin Corp. 2,258,277
209 Northrop Grumman Corp. 92,000
209 TransDigm Group, Inc.* 176,214
3,642,653
Air Freight & Logistics ( 0 .2% ):
2,112 CH Robinson Worldwide, Inc. 181,907
531 Expeditors International of Washington, Inc. 60,868
4,951 United Parcel Service, Inc., Class B 771,712
1,014,487
Automobile Components ( 3 .3% ):
67,382 Tesla, Inc.* 16,860,324
Banks ( 0 .1% ):
30 First Citizens BancShares, Inc., Class A 41,403
38,221 NU Holdings, Ltd., Class A* 277,102
318,505
Beverages ( 1 .6% ):
194 Boston Beer Co., Inc. (The), Class A* 75,569
711 Brown-Forman Corp., Class A 41,309
3,463 Brown-Forman Corp., Class B 199,780
1,176 Celsius Holdings, Inc.* 201,802
47,176 Coca-Cola Co. (The) 2,640,913
391 Constellation Brands, Inc., Class C 98,270
18,177 Monster Beverage Corp.* 962,472
23,248 PepsiCo, Inc. 3,939,141
8,159,256
Biotechnology ( 2 .8% ):
43,095 AbbVie, Inc. 6,423,741
2,451 Alnylam Pharmaceuticals, Inc.* 434,072
8,871 Amgen, Inc. 2,384,170
2,549 Apellis Pharmaceuticals, Inc.* 96,964
564 BioMarin Pharmaceutical, Inc.* 49,903
1,584 Exact Sciences Corp.* 108,060
6,001 Exelixis, Inc.* 131,122
4,860 Horizon Therapeutics plc* 562,253
3,219 Incyte Corp.* 185,962
3,059 Ionis Pharmaceuticals, Inc.* 138,756
812 Karuna Therapeutics, Inc.* 137,301
2,412 Natera, Inc.* 106,731
2,349 Neurocrine Biosciences, Inc.* 264,262
180 Regeneron Pharmaceuticals, Inc.* 148,133
5,898 Roivant Sciences, Ltd.* 68,889
2,116 Sarepta Therapeutics, Inc.* 256,501
3,397 Seagen, Inc.* 720,674
1,383 Ultragenyx Pharmaceutical, Inc.* 49,304
5,750 Vertex Pharmaceuticals, Inc.* 1,999,505
14,266,303
Broadline Retail ( 5 .6% ):
220,024 Amazon.com, Inc.* 27,969,451
27,100 Coupang, Inc.* 460,700
847 eBay, Inc. 37,344
1,760 Etsy, Inc.* 113,661
Shares Value
Common Stocks, continued
Broadline Retail, continued
506 Ollie's Bargain Outlet Holdings, Inc.* $ 39,053
28,620,209
Building Products ( 0 .2% ):
336 A O Smith Corp. 22,220
1,521 Advanced Drainage Systems, Inc. 173,135
1,845 Allegion plc 192,249
331 Armstrong World Industries, Inc. 23,832
1,718 Trane Technologies plc 348,599
2,655 Trex Co., Inc.* 163,628
923,663
Capital Markets ( 1 .3% ):
2,593 Ameriprise Financial, Inc. 854,860
3,890 Ares Management Corp., Class A 400,164
17,489 Blackstone, Inc. 1,873,772
1,702 Blue Owl Capital, Inc. 22,058
932 FactSet Research Systems, Inc. 407,526
3,817 KKR & Co., Inc., Class A 235,127
1,893 LPL Financial Holdings, Inc. 449,871
935 MarketAxess Holdings, Inc. 199,753
3,557 Moody's Corp. 1,124,617
599 Morningstar, Inc. 140,310
933 MSCI, Inc. 478,704
639 S&P Global, Inc. 233,497
1,018 Tradeweb Markets, Inc., Class A 81,644
705 XP, Inc. 16,250
6,518,153
Chemicals ( 0 .5% ):
600 Axalta Coating Systems, Ltd.* 16,140
4,767 Ecolab, Inc. 807,530
476 FMC Corp. 31,878
1,138 Linde plc 423,734
1,388 PPG Industries, Inc. 180,163
621 RPM International, Inc. 58,877
1,055 Scotts Miracle-Gro Co. (The) 54,522
4,822 Sherwin-Williams Co. (The) 1,229,851
2,802,695
Commercial Services & Supplies ( 0 .7% ):
1,874 Cintas Corp. 901,413
21,140 Copart, Inc.* 910,923
159 MSA Safety, Inc. 25,066
3,297 RB Global, Inc. 206,062
6,270 Rollins, Inc. 234,059
245 Tetra Tech, Inc. 37,247
8,908 Waste Management, Inc. 1,357,936
3,672,706
Communications Equipment ( 0 .4% ):
6,139 Arista Networks, Inc.* 1,129,146
3,715 Motorola Solutions, Inc. 1,011,372
18 Ubiquiti, Inc. 2,615
2,143,133
Construction & Engineering ( 0 .1% ):
415 EMCOR Group, Inc. 87,312
886 Quanta Services, Inc. 165,744
16 Valmont Industries, Inc. 3,843
1,267 WillScot Mobile Mini Holdings Corp.* 52,695
309,594

AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Construction Materials ( 0 .0%
†
):
596 Eagle Materials, Inc. $ 99,246
745 Vulcan Materials Co. 150,505
249,751
Consumer Finance ( 0 .1% ):
4,762 American Express Co. 710,443
2,428 SLM Corp. 33,069
743,512
Consumer Staples Distribution & Retail ( 1 .7% ):
1,176 BJ's Wholesale Club Holdings, Inc.* 83,931
137 Casey's General Stores, Inc. 37,198
10,820 Costco Wholesale Corp. 6,112,867
5,329 Dollar General Corp. 563,808
1,841 Performance Food Group Co.* 108,361
12,414 Sysco Corp. 819,945
11,255 Target Corp. 1,244,466
8,970,576
Containers & Packaging ( 0 .1% ):
679 Avery Dennison Corp. 124,033
4,163 Graphic Packaging Holding Co. 92,752
2,032 Sealed Air Corp. 66,771
283,556
Distributors ( 0 .1% ):
921 Pool Corp. 327,968
Diversified Consumer Services ( 0 .0%
†
):
181 Bright Horizons Family Solutions, Inc.* 14,744
2,515 H&R Block, Inc. 108,296
1,384 Service Corp. International 79,082
202,122
Diversified Telecommunication Services ( 0 .0%
†
):
2,983 Iridium Communications, Inc. 135,697
Electrical Equipment ( 0 .2% ):
6,727 ChargePoint Holdings, Inc.*^ 33,433
624 Hubbell, Inc. 195,568
2,780 Rockwell Automation, Inc. 794,718
449 Vertiv Holdings Co. 16,703
1,040,422
Electronic Equipment, Instruments & Components ( 0 .4% ):
7,113 Amphenol Corp., Class A 597,421
3,071 CDW Corp. 619,605
1,930 Jabil, Inc. 244,898
1,161 Keysight Technologies, Inc.* 153,612
2,618 National Instruments Corp. 156,085
1,344 Vontier Corp. 41,556
235 Zebra Technologies Corp., Class A* 55,585
1,868,762
Energy Equipment & Services ( 0 .0%
†
):
4,255 Halliburton Co. 172,328
Entertainment ( 1 .0% ):
904 Live Nation Entertainment, Inc.* 75,068
10,709 Netflix, Inc.* 4,043,719
507 Playtika Holding Corp.* 4,883
11,466 ROBLOX Corp., Class A* 332,055
391 Roku, Inc.* 27,601
3,399 Spotify Technology SA* 525,621
Shares Value
Common Stocks, continued
Entertainment, continued
1,004 TKO Group Holdings, Inc. $ 84,396
5,093,343
Financial Services ( 4 .2% ):
12,764 Apollo Global Management, Inc. 1,145,697
4,881 Block, Inc.* 216,033
8,560 Equitable Holdings, Inc. 243,018
603 Euronet Worldwide, Inc.* 47,866
4,048 Fiserv, Inc.* 457,262
1,642 FleetCor Technologies, Inc.* 419,268
20,489 Mastercard, Inc., Class A 8,111,800
24,737 PayPal Holdings, Inc.* 1,446,125
354 Rocket Cos., Inc., Class A*^ 2,896
1,341 Shift4 Payments, Inc., Class A* 74,251
9,054 Toast, Inc., Class A* 169,582
604 UWM Holdings Corp.^ 2,929
39,547 Visa, Inc., Class A 9,096,206
1,195 Western Union Co. (The) 15,750
501 WEX, Inc.* 94,233
21,542,916
Food Products ( 0 .2% ):
318 Freshpet, Inc.* 20,950
2,651 Hershey Co. (The) 530,412
3,310 Lamb Weston Holdings, Inc. 306,043
857,405
Ground Transportation ( 1 .0% ):
180 Avis Budget Group, Inc.* 32,344
5,260 CSX Corp. 161,745
415 JB Hunt Transport Services, Inc. 78,236
722 Landstar System, Inc. 127,751
6,755 Lyft, Inc., Class A* 71,198
2,226 Old Dominion Freight Line, Inc. 910,745
72 Saia, Inc.* 28,703
47,361 Uber Technologies, Inc.* 2,178,132
792 U-Haul Holding Co. 41,493
6,403 Union Pacific Corp. 1,303,843
4,934,190
Health Care Equipment & Supplies ( 1 .6% ):
2,638 Abbott Laboratories 255,490
1,855 Align Technology, Inc.* 566,369
9,465 Dexcom, Inc.* 883,084
14,674 Edwards Lifesciences Corp.* 1,016,615
544 GE HealthCare Technologies, Inc. 37,014
835 Globus Medical, Inc.* 41,458
2,018 IDEXX Laboratories, Inc.* 882,411
735 Inspire Medical Systems, Inc.* 145,853
1,725 Insulet Corp.* 275,120
8,529 Intuitive Surgical, Inc.* 2,492,941
1,050 Masimo Corp.* 92,064
2,552 Novocure, Ltd.* 41,215
898 Penumbra, Inc.* 217,235
3,528 ResMed, Inc. 521,685
927 Shockwave Medical, Inc.* 184,566
2,195 Stryker Corp. 599,828
222 Tandem Diabetes Care, Inc.* 4,611
8,257,559
Health Care Providers & Services ( 2 .6% ):
6,287 agilon health, Inc.*^ 111,657

AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Health Care Providers & Services, continued
3,194 Cardinal Health, Inc. $ 277,303
3,948 Cencora, Inc. 710,522
268 Chemed Corp. 139,280
553 Cigna Group (The) 158,197
1,314 DaVita, Inc.* 124,212
773 Elevance Health, Inc. 336,580
1,024 HCA Healthcare, Inc. 251,884
1,319 Humana, Inc. 641,720
1,257 McKesson Corp. 546,606
750 Molina Healthcare, Inc.* 245,917
19,091 UnitedHealth Group, Inc. 9,625,491
13,169,369
Health Care Technology ( 0 .1% ):
1,096 Certara, Inc.* 15,936
1,384 Doximity, Inc., Class A* 29,369
3,543 Veeva Systems, Inc., Class A* 720,823
766,128
Hotels, Restaurants & Leisure ( 3 .0% ):
9,869 Airbnb, Inc., Class A* 1,354,125
904 Booking Holdings, Inc.* 2,787,891
2,150 Caesars Entertainment, Inc.* 99,652
674 Chipotle Mexican Grill, Inc.* 1,234,653
720 Choice Hotels International, Inc.^ 88,207
1,790 Churchill Downs, Inc. 207,712
1,332 Darden Restaurants, Inc. 190,769
863 Domino's Pizza, Inc. 326,896
5,842 DoorDash, Inc., Class A* 464,264
10,096 DraftKings, Inc.* 297,226
2,541 Expedia Group, Inc.* 261,901
2,903 Hilton Worldwide Holdings, Inc. 435,972
7,603 Las Vegas Sands Corp. 348,521
6,012 Marriott International, Inc., Class A 1,181,719
7,356 McDonald's Corp. 1,937,865
2,604 Norwegian Cruise Line Holdings, Ltd.* 42,914
1,039 Planet Fitness, Inc., Class A* 51,098
1,635 Royal Caribbean Cruises, Ltd.* 150,649
27,552 Starbucks Corp. 2,514,671
1,709 Texas Roadhouse, Inc. 164,235
853 Travel + Leisure Co. 31,331
101 Vail Resorts, Inc. 22,411
4,532 Wendy's Co. (The) 92,498
765 Wingstop, Inc. 137,578
153 Wyndham Hotels & Resorts, Inc. 10,640
161 Wynn Resorts, Ltd. 14,878
6,052 Yum! Brands, Inc. 756,137
15,206,413
Household Durables ( 0 .0%
†
):
4 NVR, Inc.* 23,853
866 Tempur Sealy International, Inc. 37,532
53 TopBuild Corp.* 13,335
74,720
Household Products ( 0 .7% ):
5,258 Church & Dwight Co., Inc. 481,790
3,060 Clorox Co. (The) 401,044
7,734 Kimberly-Clark Corp. 934,654
10,864 Procter & Gamble Co. (The) 1,584,623
3,402,111
Shares Value
Common Stocks, continued
Independent Power and Renewable Electricity Producers
( 0 .0%
†
):
10,433 AES Corp. (The) $ 158,582
2,792 Vistra Corp. 92,638
251,220
Industrial Conglomerates ( 0 .1% ):
2,110 Honeywell International, Inc. 389,801
Insurance ( 0 .8% ):
1,289 Arch Capital Group, Ltd.* 102,746
303 Arthur J. Gallagher & Co. 69,063
2,364 Brown & Brown, Inc. 165,102
146 Everest Group, Ltd. 54,264
516 Kinsale Capital Group, Inc. 213,691
335 Lincoln National Corp. 8,271
9,681 Marsh & McLennan Cos., Inc. 1,842,294
602 Primerica, Inc. 116,794
10,671 Progressive Corp. (The) 1,486,470
333 RenaissanceRe Holdings, Ltd. 65,907
227 RLI Corp. 30,847
2,186 Ryan Specialty Holdings, Inc.* 105,803
340 Willis Towers Watson plc 71,047
4,332,299
Interactive Media & Services ( 10 .2% ):
145,125 Alphabet, Inc., Class A* 18,991,057
124,206 Alphabet, Inc., Class C* 16,376,561
6,127 Match Group, Inc.* 240,025
54,017 Meta Platforms, Inc., Class A* 16,216,444
14,562 Pinterest, Inc., Class A* 393,611
4,122 ZoomInfo Technologies, Inc.* 67,601
52,285,299
IT Services ( 1 .6% ):
15,431 Accenture plc, Class A 4,739,014
7,027 Cloudflare, Inc., Class A* 442,982
1,340 EPAM Systems, Inc.* 342,625
1,892 Gartner, Inc.* 650,110
991 Globant SA* 196,069
2,388 GoDaddy, Inc., Class A* 177,858
1,610 MongoDB, Inc.* 556,835
244 Okta, Inc.* 19,889
7,522 Snowflake, Inc., Class A* 1,149,136
714 Twilio, Inc., Class A* 41,790
123 VeriSign, Inc.* 24,911
8,341,219
Leisure Products ( 0 .0%
†
):
143 Brunswick Corp. 11,297
7,878 Peloton Interactive, Inc., Class A* 39,784
121 Polaris, Inc. 12,601
1,961 YETI Holdings, Inc.* 94,559
158,241
Life Sciences Tools & Services ( 1 .4% ):
2,191 10X Genomics, Inc., Class A* 90,379
5,870 Agilent Technologies, Inc. 656,383
3,508 Bio-Techne Corp. 238,790
2,629 Bruker Corp. 163,787
310 ICON plc* 76,338
1,205 Illumina, Inc.* 165,422
4,146 IQVIA Holdings, Inc.* 815,726
1,581 Maravai LifeSciences Holdings, Inc., Class A* 15,810

AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Life Sciences Tools & Services, continued
595 Medpace Holdings, Inc.* $ 144,067
528 Mettler-Toledo International, Inc.* 585,061
627 Repligen Corp.* 99,699
1,721 Sotera Health Co.* 25,781
5,797 Thermo Fisher Scientific, Inc. 2,934,267
1,459 Waters Corp.* 400,072
1,794 West Pharmaceutical Services, Inc. 673,127
7,084,709
Machinery ( 1 .4% ):
225 Allison Transmission Holdings, Inc. 13,289
9,459 Caterpillar, Inc. 2,582,307
6,161 Deere & Co. 2,325,038
1,284 Donaldson Co., Inc. 76,578
1,747 Graco, Inc. 127,321
157 IDEX Corp. 32,659
6,048 Illinois Tool Works, Inc. 1,392,915
1,314 Lincoln Electric Holdings, Inc. 238,872
624 Otis Worldwide Corp. 50,113
2,463 Toro Co. (The) 204,675
722 Xylem, Inc. 65,724
7,109,491
Media ( 0 .4% ):
10 Cable One, Inc. 6,156
2,485 Charter Communications, Inc., Class A* 1,092,953
26 Liberty Broadband Corp., Class A* 2,364
616 Liberty Broadband Corp., Class C* 56,253
300 Nexstar Media Group, Inc. 43,011
10,805 Trade Desk, Inc. (The), Class A* 844,411
2,045,148
Metals & Mining ( 0 .0%
†
):
2,180 Southern Copper Corp. 164,132
Oil, Gas & Consumable Fuels ( 0 .5% ):
2,894 Antero Midstream Corp. 34,670
6,672 APA Corp. 274,219
5,905 Cheniere Energy, Inc. 979,994
3,760 Hess Corp. 575,280
1,464 New Fortress Energy, Inc. 47,990
629 ONEOK, Inc. 39,898
2,747 Ovintiv, Inc. 130,675
5,421 Targa Resources Corp. 464,688
140 Texas Pacific Land Corp. 255,298
2,802,712
Passenger Airlines ( 0 .0%
†
):
6,159 American Airlines Group, Inc.* 78,897
837 Delta Air Lines, Inc. 30,969
109,866
Personal Care Products ( 0 .1% ):
1,751 Estee Lauder Cos., Inc. (The), Class A 253,107
14,454 Kenvue, Inc. 290,236
543,343
Pharmaceuticals ( 2 .8% ):
20,667 Eli Lilly & Co. 11,100,866
808 Jazz Pharmaceuticals plc* 104,587
11,354 Merck & Co., Inc. 1,168,894
11,303 Zoetis, Inc. 1,966,496
14,340,843
Shares Value
Common Stocks, continued
Professional Services ( 1 .2% ):
8,666 Automatic Data Processing, Inc. $ 2,084,866
3,196 Booz Allen Hamilton Holding Corp. 349,227
2,417 Broadridge Financial Solutions, Inc. 432,764
322 Ceridian HCM Holding, Inc.* 21,848
4,244 CoStar Group, Inc.* 326,321
2,073 Equifax, Inc. 379,732
157 FTI Consulting, Inc.* 28,010
1,141 Genpact, Ltd. 41,304
589 Jack Henry & Associates, Inc. 89,021
1,258 KBR, Inc. 74,147
7,845 Paychex, Inc. 904,764
1,253 Paycom Software, Inc. 324,865
1,055 Paylocity Holding Corp.* 191,694
3,508 Verisk Analytics, Inc. 828,730
6,077,293
Residential REITs ( 0 .0%
†
):
1,485 Equity LifeStyle Properties, Inc. 94,609
685 Sun Communities, Inc. 81,063
175,672
Retail REITs ( 0 .0%
†
):
1,668 Simon Property Group, Inc. 180,194
Semiconductors & Semiconductor Equipment ( 9 .3% ):
22,273 Advanced Micro Devices, Inc.* 2,290,110
1,669 Allegro MicroSystems, Inc.* 53,308
17,477 Applied Materials, Inc. 2,419,691
9,867 Broadcom, Inc. 8,195,333
3,315 Enphase Energy, Inc.* 398,297
198 Entegris, Inc. 18,594
3,348 KLA Corp. 1,535,594
3,098 Lam Research Corp. 1,941,733
3,242 Lattice Semiconductor Corp.* 278,585
9,420 Microchip Technology, Inc. 735,231
1,105 Monolithic Power Systems, Inc. 510,510
58,029 NVIDIA Corp. 25,242,035
23,704 QUALCOMM, Inc. 2,632,566
3,163 Teradyne, Inc. 317,755
9,073 Texas Instruments, Inc. 1,442,698
540 Universal Display Corp. 84,774
48,096,814
Software ( 17 .9% ):
11,190 Adobe, Inc.* 5,705,781
1,596 Alteryx, Inc., Class A* 60,153
1,729 ANSYS, Inc.* 514,464
1,496 AppLovin Corp., Class A* 59,780
3,535 Atlassian Corp., Class A* 712,338
5,217 Autodesk, Inc.* 1,079,449
4,222 Bentley Systems, Inc., Class B 211,775
6,598 Cadence Design Systems, Inc.* 1,545,911
4,730 Confluent, Inc., Class A* 140,055
5,138 Crowdstrike Holdings, Inc., Class A* 859,998
6,664 Datadog, Inc., Class A* 607,024
4,968 DocuSign, Inc.* 208,656
2,873 DoubleVerify Holdings, Inc.* 80,300
5,449 Dropbox, Inc., Class A* 148,376
5,380 Dynatrace, Inc.* 251,407
1,838 Elastic NV* 149,319
584 Fair Isaac Corp.* 507,221
1,643 Five9, Inc.* 105,645

AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of September 30, 2023 .
Shares Value
Common Stocks, continued
Software, continued
16,047 Fortinet, Inc.* $ 941,638
2,209 Gen Digital, Inc. 39,055
2,154 Gitlab, Inc., Class A* 97,404
1,623 HashiCorp, Inc., Class A* 37,053
1,128 HubSpot, Inc.* 555,540
6,671 Intuit, Inc. 3,408,481
1,490 Manhattan Associates, Inc.* 294,513
181,752 Microsoft Corp. 57,388,194
1,416 New Relic, Inc.* 121,238
1,427 Nutanix, Inc., Class A* 49,774
15,241 Oracle Corp. 1,614,327
45,847 Palantir Technologies, Inc., Class A* 733,552
7,338 Palo Alto Networks, Inc.* 1,720,321
1,099 Pegasystems, Inc. 47,708
2,006 Procore Technologies, Inc.* 131,032
1,454 PTC, Inc.* 206,003
2,265 RingCentral, Inc., Class A* 67,112
17,429 Salesforce, Inc.* 3,534,253
645 SentinelOne, Inc., Class A* 10,875
4,972 ServiceNow, Inc.* 2,779,149
2,997 Smartsheet, Inc., Class A* 121,259
3,752 Splunk, Inc.* 548,730
3,701 Synopsys, Inc.* 1,698,648
2,599 Teradata Corp.* 117,007
761 Tyler Technologies, Inc.* 293,853
7,364 UiPath, Inc., Class A* 125,998
2,894 Unity Software, Inc.* 90,843
5,296 VMware, Inc., Class A* 881,678
4,863 Workday, Inc., Class A* 1,044,816
2,121 Zscaler, Inc.* 330,006
91,977,712
Specialized REITs ( 0 .7% ):
11,363 American Tower Corp. 1,868,645
1,173 Crown Castle, Inc. 107,951
1,135 Equinix, Inc. 824,305
3,405 Iron Mountain, Inc. 202,427
1,682 Lamar Advertising Co., Class A 140,397
2,211 Public Storage 582,643
277 SBA Communications Corp. 55,447
3,781,815
Specialty Retail ( 3 .3% ):
371 AutoZone, Inc.* 942,336
682 Best Buy Co., Inc. 47,379
1,562 Burlington Stores, Inc.* 211,339
224 CarMax, Inc.* 15,843
1,373 Five Below, Inc.* 220,916
2,570 Floor & Decor Holdings, Inc., Class A* 232,585
24,733 Home Depot, Inc. (The) 7,473,323
10,493 Lowe's Cos., Inc. 2,180,865
478 Murphy U.S.A., Inc. 163,347
1,231 O'Reilly Automotive, Inc.* 1,118,807
68 RH* 17,976
Shares Value
Common Stocks, continued
Specialty Retail, continued
7,592 Ross Stores, Inc. $ 857,516
28,226 TJX Cos., Inc. (The) 2,508,727
2,653 Tractor Supply Co. 538,692
1,237 Ulta Beauty, Inc.* 494,120
1,149 Valvoline, Inc. 37,044
679 Victoria's Secret & Co.* 11,326
736 Wayfair, Inc., Class A* 44,579
215 Williams-Sonoma, Inc.^ 33,411
17,150,131
Technology Hardware, Storage & Peripherals ( 12 .2% ):
364,457 Apple, Inc. 62,398,683
4,507 HP, Inc. 115,830
1,972 NetApp, Inc. 149,635
5,212 Pure Storage, Inc., Class A* 185,652
62,849,800
Textiles, Apparel & Luxury Goods ( 0 .6% ):
1,555 Crocs, Inc.* 137,198
640 Deckers Outdoor Corp.* 329,018
2,738 Lululemon Athletica, Inc.* 1,055,800
15,540 NIKE, Inc., Class B 1,485,935
99 Skechers U.S.A., Inc., Class A* 4,846
383 Tapestry, Inc. 11,011
3,023,808
Trading Companies & Distributors ( 0 .3% ):
10,373 Fastenal Co. 566,781
285 Ferguson PLC 46,874
366 SiteOne Landscape Supply, Inc.* 59,823
360 United Rentals, Inc. 160,045
1,084 W.W. Grainger, Inc. 749,954
211 Watsco, Inc. 79,699
1,663,176
Total Common Stocks (Cost $212,972,968) 511,485,267
Short-Term Security Held as Collateral for Securities on Loan
( 0 .1% ):
$ 279,280 BlackRock Liquidity FedFund, Institutional Class,
4.36%(a)(b) 279,280
Total Short-Term Security Held as Collateral for Securities on Loan
(Cost $279,280) 279,280
Unaffiliated Investment Company ( 0 .7% ):
Money Markets ( 0 .7% ):
3,482,779 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 5.24%(b) 3,482,779
Total Unaffiliated Investment Company (Cost $3,482,779) 3,482,779
Total Investment Securities
(Cost $216,735,027) — 100.1% 515,247,326
Net other assets (liabilities) — (0.1)% (471,600)
Net Assets — 100.0% $ 514,775,726
* Non-income producing security.
† Represents less than 0.05%.
^ This security or a partial position of this security was on loan as of September 30, 2023. The total value of securities on loan as of September 30, 2023 was $266,881.
(a) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2023.
(b) The rate represents the effective yield at September 30, 2023.

AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Futures Contracts
At September 30, 2023, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
NASDAQ 100 E-Mini December Futures (U.S. Dollar) 12/15/23 9 $ 2,675,970 $ (104)
S&P 500 Index E-Mini December Futures (U.S. Dollar) 12/15/23 4 865,100 (2,454)
$ (2,558)

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks ( 99 .3% ):
Aerospace & Defense ( 2 .4% ):
16,019 Boeing Co. (The)* $ 3,070,522
2,586 BWX Technologies, Inc. 193,898
1,268 Curtiss-Wright Corp. 248,059
8,188 General Dynamics Corp. 1,809,302
116 HEICO Corp. 18,784
118 HEICO Corp., Class A 15,248
2,733 Hexcel Corp. 178,028
12,558 Howmet Aerospace, Inc. 580,807
1,339 Huntington Ingalls Industries, Inc. 273,933
6,251 L3Harris Technologies, Inc. 1,088,424
1,767 Mercury Systems, Inc.* 65,538
4,473 Northrop Grumman Corp. 1,968,970
48,589 RTX Corp. 3,496,950
3,204 Spirit AeroSystems Holdings, Inc., Class A* 51,713
6,625 Textron, Inc. 517,677
1,444 TransDigm Group, Inc.* 1,217,480
1,935 Woodward, Inc. 240,443
15,035,776
Air Freight & Logistics ( 0 .9% ):
868 CH Robinson Worldwide, Inc. 74,761
4,377 Expeditors International of Washington, Inc. 501,735
7,686 FedEx Corp. 2,036,175
3,998 GXO Logistics, Inc.* 234,483
17,395 United Parcel Service, Inc., Class B 2,711,359
5,558,513
Automobile Components ( 1 .0% ):
9,050 Aptiv plc* 892,239
7,962 BorgWarner, Inc. 321,426
130,743 Ford Motor Co. 1,623,828
45,629 General Motors Co. 1,504,388
7,820 Gentex Corp. 254,463
4,306 Harley-Davidson, Inc. 142,356
1,981 Lear Corp. 265,850
25,457 Lucid Group, Inc.*^ 142,305
1,592 Phinia, Inc. 42,650
9,262 QuantumScape Corp.* 61,963
22,190 Rivian Automotive, Inc., Class A* 538,773
1,667 Thor Industries, Inc. 158,582
5,948,823
Banks ( 6 .3% ):
231,606 Bank of America Corp. 6,341,372
3,521 Bank OZK 130,523
1,043 BOK Financial Corp. 83,419
64,611 Citigroup, Inc. 2,657,450
15,796 Citizens Financial Group, Inc. 423,333
7,439 Columbia Banking System, Inc. 151,012
4,279 Comerica, Inc. 177,792
3,674 Commerce Bancshares, Inc. 176,279
1,885 Cullen/Frost Bankers, Inc. 171,931
4,710 East West Bancorp, Inc. 248,264
22,876 Fifth Third Bancorp 579,449
316 First Citizens BancShares, Inc., Class A 436,112
4,589 First Hawaiian, Inc. 82,831
17,478 First Horizon Corp. 192,608
12,538 FNB Corp. 135,285
47,420 Huntington Bancshares, Inc. 493,168
95,982 JPMorgan Chase & Co. 13,919,310
Shares Value
Common Stocks, continued
Banks, continued
30,969 KeyCorp $ 333,226
5,499 M&T Bank Corp. 695,349
24,050 New York Community Bancorp, Inc. 272,727
24,838 NU Holdings, Ltd., Class A* 180,076
2,406 Pinnacle Financial Partners, Inc. 161,298
13,303 PNC Financial Services Group, Inc. (The) 1,633,209
2,238 Popular, Inc. 141,016
2,801 Prosperity Bancshares, Inc. 152,879
31,402 Regions Financial Corp. 540,114
5,173 Synovus Financial Corp. 143,809
44,088 Truist Financial Corp. 1,261,358
50,789 US Bancorp 1,679,084
5,696 Webster Financial Corp. 229,606
122,030 Wells Fargo & Co. 4,986,146
3,694 Western Alliance Bancorp 169,813
2,153 Wintrust Financial Corp. 162,552
4,762 Zions Bancorp NA 166,146
39,308,546
Beverages ( 1 .4% ):
344 Brown-Forman Corp., Class A 19,986
1,295 Brown-Forman Corp., Class B 74,708
65,269 Coca-Cola Co. (The) 3,653,759
4,854 Constellation Brands, Inc., Class A 1,219,956
32,002 Keurig Dr Pepper, Inc. 1,010,303
5,974 Molson Coors Beverage Co., Class B 379,887
14,125 PepsiCo, Inc. 2,393,340
8,751,939
Biotechnology ( 1 .8% ):
834 Alnylam Pharmaceuticals, Inc.* 147,701
5,684 Amgen, Inc. 1,527,632
4,780 Biogen, Inc.* 1,228,508
5,426 BioMarin Pharmaceutical, Inc.* 480,092
3,985 Exact Sciences Corp.* 271,857
1,631 Exelixis, Inc.* 35,637
41,558 Gilead Sciences, Inc. 3,114,357
888 Horizon Therapeutics plc* 102,733
1,651 Incyte Corp.* 95,378
498 Ionis Pharmaceuticals, Inc.* 22,589
1,603 Mirati Therapeutics, Inc.* 69,827
11,048 Moderna, Inc.* 1,141,148
3,203 Regeneron Pharmaceuticals, Inc.* 2,635,941
1,519 United Therapeutics Corp.* 343,097
749 Vertex Pharmaceuticals, Inc.* 260,457
11,476,954
Broadline Retail ( 0 .2% ):
16,519 eBay, Inc. 728,323
1,841 Etsy, Inc.* 118,892
4,170 Kohl's Corp. 87,403
9,683 Macy's, Inc. 112,420
3,899 Nordstrom, Inc. 58,251
1,430 Ollie's Bargain Outlet Holdings, Inc.* 110,367
1,215,656
Building Products ( 1 .1% ):
3,412 A O Smith Corp. 225,636
225 Allegion plc 23,445
1,060 Armstrong World Industries, Inc. 76,320
3,997 AZEK Co., Inc. (The)* 118,871

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Building Products, continued
4,213 Builders FirstSource, Inc.* $ 524,476
1,648 Carlisle Cos., Inc. 427,260
27,756 Carrier Global Corp. 1,532,131
4,320 Fortune Brands Innovations, Inc. 268,531
2,751 Hayward Holdings, Inc.* 38,789
22,817 Johnson Controls International plc 1,214,093
1,085 Lennox International, Inc. 406,267
7,675 Masco Corp. 410,229
2,931 Owens Corning 399,818
5,369 Trane Technologies plc 1,089,424
6,755,290
Capital Markets ( 4 .9% ):
1,209 Affiliated Managers Group, Inc. 157,581
25,917 Bank of New York Mellon Corp. (The) 1,105,360
4,943 BlackRock, Inc., Class A+ 3,195,600
12,993 Blue Owl Capital, Inc. 168,389
6,839 Carlyle Group, Inc. (The) 206,264
3,515 Cboe Global Markets, Inc. 549,078
49,244 Charles Schwab Corp. (The) 2,703,496
11,986 CME Group, Inc. 2,399,837
5,489 Coinbase Global, Inc., Class A* 412,114
1,162 Evercore, Inc., Class A 160,217
9,560 Franklin Resources, Inc. 234,985
10,735 Goldman Sachs Group, Inc. (The) 3,473,524
1,573 Houlihan Lokey, Inc. 168,500
3,336 Interactive Brokers Group, Inc., Class A 288,764
18,788 Intercontinental Exchange, Inc. 2,067,056
12,151 Invesco, Ltd. 176,433
4,151 Janus Henderson Group plc 107,179
6,568 Jefferies Financial Group, Inc. 240,586
16,323 KKR & Co., Inc., Class A 1,005,497
2,974 Lazard, Ltd., Class A 92,224
478 Moody's Corp. 151,129
39,975 Morgan Stanley 3,264,758
1,255 MSCI, Inc. 643,915
11,247 Nasdaq, Inc. 546,492
6,867 Northern Trust Corp. 477,119
6,287 Raymond James Financial, Inc. 631,403
20,194 Robinhood Markets, Inc., Class A* 198,103
9,781 S&P Global, Inc. 3,574,075
3,370 SEI Investments Co. 202,975
10,651 State Street Corp. 713,191
3,386 Stifel Financial Corp. 208,036
7,362 T. Rowe Price Group, Inc. 772,053
1,557 TPG, Inc. 46,897
2,561 Tradeweb Markets, Inc., Class A 205,392
3,390 Virtu Financial, Inc., Class A 58,545
10,408 XP, Inc. 239,904
30,846,671
Chemicals ( 2 .9% ):
7,373 Air Products and Chemicals, Inc. 2,089,508
3,896 Albemarle Corp. 662,476
1,586 Ashland, Inc. 129,545
6,006 Axalta Coating Systems, Ltd.* 161,561
3,227 Celanese Corp. 405,053
6,450 CF Industries Holdings, Inc. 553,023
5,079 Chemours Co. (The) 142,466
23,660 Corteva, Inc. 1,210,446
23,464 Dow, Inc. 1,209,804
Shares Value
Common Stocks, continued
Chemicals, continued
15,182 DuPont de Nemours, Inc. $ 1,132,425
4,052 Eastman Chemical Co. 310,870
1,886 Ecolab, Inc. 319,488
7,138 Element Solutions, Inc. 139,976
3,632 FMC Corp. 243,235
47,683 Ginkgo Bioworks Holdings, Inc.*^ 86,306
5,863 Huntsman Corp. 143,057
8,392 International Flavors & Fragrances, Inc. 572,083
14,778 Linde plc 5,502,588
8,636 Lyondellbasell Industries NV 817,829
10,665 Mosaic Co. (The) 379,674
209 NewMarket Corp. 95,103
4,177 Olin Corp. 208,767
5,869 PPG Industries, Inc. 761,796
3,516 RPM International, Inc. 333,352
1,358 Sherwin-Williams Co. (The) 346,358
1,030 Westlake Corp. 128,410
18,085,199
Commercial Services & Supplies ( 0 .4% ):
326 Cintas Corp. 156,809
1,707 Clean Harbors, Inc.* 285,684
2,242 Driven Brands Holdings, Inc.* 28,227
1,046 MSA Safety, Inc. 164,902
1,459 RB Global, Inc. 91,188
6,927 Republic Services, Inc. 987,167
2,892 Stericycle, Inc.* 129,301
1,483 Tetra Tech, Inc. 225,460
1,405 Waste Management, Inc. 214,178
2,282,916
Communications Equipment ( 1 .4% ):
4,892 Ciena Corp.* 231,196
136,339 Cisco Systems, Inc. 7,329,585
2,010 F5, Inc.* 323,891
10,858 Juniper Networks, Inc. 301,744
2,447 Lumentum Holdings, Inc.* 110,555
452 Motorola Solutions, Inc. 123,052
15 Ubiquiti, Inc. 2,180
3,910 Viasat, Inc.* 72,179
8,494,382
Construction & Engineering ( 0 .3% ):
4,443 AECOM 368,947
1,048 EMCOR Group, Inc. 220,489
2,190 MasTec, Inc.* 157,614
6,314 MDU Resources Group, Inc. 123,628
3,528 Quanta Services, Inc. 659,983
650 Valmont Industries, Inc. 156,136
5,027 WillScot Mobile Mini Holdings Corp.* 209,073
1,895,870
Construction Materials ( 0 .3% ):
417 Eagle Materials, Inc. 69,439
2,066 Martin Marietta Materials, Inc. 848,051
3,443 Vulcan Materials Co. 695,555
1,613,045
Consumer Finance ( 0 .8% ):
9,246 Ally Financial, Inc. 246,683
13,177 American Express Co. 1,965,877
12,583 Capital One Financial Corp. 1,221,180

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Consumer Finance, continued
217 Credit Acceptance Corp.* $ 99,846
8,229 Discover Financial Services 712,878
3,673 OneMain Holdings, Inc. 147,251
4,992 SLM Corp. 67,991
28,948 SoFi Technologies, Inc.* 231,295
13,832 Synchrony Financial 422,844
5,115,845
Consumer Staples Distribution & Retail ( 1 .8% ):
13,010 Albertsons Cos., Inc., Class A 295,978
2,973 BJ's Wholesale Club Holdings, Inc.* 212,183
1,089 Casey's General Stores, Inc. 295,685
6,993 Dollar Tree, Inc.* 744,405
2,935 Grocery Outlet Holding Corp.* 84,675
21,478 Kroger Co. (The) 961,140
2,775 Performance Food Group Co.* 163,336
7,251 US Foods Holding Corp.* 287,865
23,608 Walgreens Boots Alliance, Inc. 525,042
47,461 Walmart, Inc. 7,590,438
11,160,747
Containers & Packaging ( 0 .6% ):
49,658 Amcor plc 454,867
2,183 AptarGroup, Inc. 272,962
1,852 Avery Dennison Corp. 338,305
10,175 Ball Corp. 506,512
3,842 Berry Global Group, Inc. 237,858
3,625 Crown Holdings, Inc. 320,740
4,838 Graphic Packaging Holding Co. 107,791
11,303 International Paper Co. 400,917
2,891 Packaging Corp. of America 443,913
2,195 Sealed Air Corp. 72,128
3,021 Silgan Holdings, Inc. 130,235
3,142 Sonoco Products Co. 170,768
8,488 Westrock Co. 303,870
3,760,866
Distributors ( 0 .2% ):
4,665 Genuine Parts Co. 673,533
8,983 LKQ Corp. 444,748
1,118,281
Diversified Consumer Services ( 0 .1% ):
7,509 ADT, Inc. 45,054
1,484 Bright Horizons Family Solutions, Inc.* 120,887
744 Grand Canyon Education, Inc.* 86,959
1,826 H&R Block, Inc. 78,627
490 Mister Car Wash, Inc.* 2,700
3,234 Service Corp. International 184,791
519,018
Diversified REITs ( 0 .1% ):
2,681 Federal Realty Investment Trust 242,979
7,084 WP Carey, Inc. 383,103
626,082
Diversified Telecommunication Services ( 1 .3% ):
238,050 AT&T, Inc. 3,575,511
8,800 Frontier Communications Parent, Inc.* 137,720
5,506 GCI Liberty, Inc.* —
139,929 Verizon Communications, Inc. 4,535,099
8,248,330
Shares Value
Common Stocks, continued
Electric Utilities ( 3 .1% ):
8,206 Alliant Energy Corp. $ 397,581
17,114 American Electric Power Co., Inc. 1,287,315
2,547 Avangrid, Inc. 76,843
10,847 Constellation Energy Corp. 1,183,191
25,628 Duke Energy Corp. 2,261,927
12,635 Edison International 799,669
7,119 Entergy Corp. 658,507
7,246 Evergy, Inc. 367,372
11,560 Eversource Energy 672,214
33,025 Exelon Corp. 1,248,015
17,963 FirstEnergy Corp. 613,975
3,909 Hawaiian Electric Industries, Inc. 48,120
1,610 IDACORP, Inc. 150,777
67,311 NextEra Energy, Inc. 3,856,247
7,616 NRG Energy, Inc. 293,368
6,606 OGE Energy Corp. 220,178
66,858 PG&E Corp.* 1,078,420
3,810 Pinnacle West Capital Corp. 280,721
24,313 PPL Corp. 572,814
36,131 Southern Co. (The) 2,338,398
18,499 Xcel Energy, Inc. 1,058,513
19,464,165
Electrical Equipment ( 1 .3% ):
1,028 Acuity Brands, Inc. 175,079
7,607 AMETEK, Inc. 1,124,010
13,323 Eaton Corp. plc 2,841,530
18,899 Emerson Electric Co. 1,825,076
2,078 Generac Holdings, Inc.* 226,419
996 Hubbell, Inc. 312,156
5,498 nVent Electric plc 291,339
17,751 Plug Power, Inc.*^ 134,908
2,224 Regal Rexnord Corp. 317,765
4,933 Sensata Technologies Holding plc 186,566
7,484 Sunrun, Inc.* 93,999
9,815 Vertiv Holdings Co. 365,118
7,893,965
Electronic Equipment, Instruments & Components ( 0 .8% ):
9,680 Amphenol Corp., Class A 813,023
1,914 Arrow Electronics, Inc.* 239,709
2,875 Avnet, Inc. 138,546
268 CDW Corp. 54,072
5,903 Cognex Corp. 250,523
3,590 Coherent Corp.* 117,178
25,384 Corning, Inc. 773,451
1,023 IPG Photonics Corp. 103,876
1,644 Jabil, Inc. 208,607
4,366 Keysight Technologies, Inc.* 577,666
801 Littelfuse, Inc. 198,103
976 National Instruments Corp. 58,189
1,420 TD SYNNEX Corp. 141,801
1,561 Teledyne Technologies, Inc.* 637,793
8,043 Trimble, Inc.* 433,196
3,520 Vontier Corp. 108,838
1,434 Zebra Technologies Corp., Class A* 339,184
5,193,755
Energy Equipment & Services ( 0 .9% ):
33,559 Baker Hughes Co. 1,185,304
24,041 Halliburton Co. 973,661

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Energy Equipment & Services, continued
13,007 NOV, Inc. $ 271,846
47,357 Schlumberger, Ltd. 2,760,913
15,000 TechnipFMC plc 305,100
5,496,824
Entertainment ( 1 .8% ):
24,136 Activision Blizzard, Inc. 2,259,854
2,102 AMC Entertainment Holdings, Inc.* 16,795
9,045 Electronic Arts, Inc. 1,089,018
630 Liberty Media Corp.-Liberty Formula One* 35,620
6,403 Liberty Media Corp.-Liberty Formula One* 398,907
512 Liberty Media Corp.-Liberty Live* 16,343
1,585 Liberty Media Corp.-Liberty Live* 50,878
4,140 Live Nation Entertainment, Inc.* 343,786
635 Madison Square Garden Sports Corp. 111,950
3,689 Roku, Inc.* 260,407
5,501 Take-Two Interactive Software, Inc.* 772,285
60,805 Walt Disney Co. (The)* 4,928,245
73,858 Warner Bros Discovery, Inc.* 802,098
11,086,186
Financial Services ( 4 .3% ):
7,710 Affirm Holdings, Inc.* 163,992
60,888 Berkshire Hathaway, Inc., Class B* 21,329,066
11,211 Block, Inc.* 496,199
810 Euronet Worldwide, Inc.* 64,298
19,551 Fidelity National Information Services, Inc. 1,080,584
14,658 Fiserv, Inc.* 1,655,768
172 FleetCor Technologies, Inc.* 43,918
8,784 Global Payments, Inc. 1,013,586
9,401 MGIC Investment Corp. 156,903
3,610 PayPal Holdings, Inc.* 211,040
2,385 Rocket Cos., Inc., Class A*^ 19,509
2,177 TFS Financial Corp. 25,732
3,221 Voya Financial, Inc. 214,035
7,276 Western Union Co. (The) 95,898
791 WEX, Inc.* 148,779
26,719,307
Food Products ( 1 .8% ):
17,878 Archer-Daniels-Midland Co. 1,348,359
4,766 Bunge, Ltd. 515,919
6,536 Campbell Soup Co. 268,499
15,737 Conagra Brands, Inc. 431,509
5,352 Darling Ingredients, Inc.* 279,374
6,734 Flowers Foods, Inc. 149,360
1,108 Freshpet, Inc.* 72,995
19,516 General Mills, Inc. 1,248,829
1,299 Hershey Co. (The) 259,904
9,805 Hormel Foods Corp. 372,884
2,161 Ingredion, Inc. 212,642
3,280 JM Smucker Co. (The) 403,145
8,554 Kellanova 509,049
26,883 Kraft Heinz Co. (The) 904,344
8,339 McCormick & Co., Inc. 630,762
45,215 Mondelez International, Inc., Class A 3,137,921
925 Pilgrim's Pride Corp.* 21,118
1,742 Post Holdings, Inc.* 149,359
7 Seaboard Corp. 26,271
9,410 Tyson Foods, Inc., Class A 475,111
11,417,354
Shares Value
Common Stocks, continued
Gas Utilities ( 0 .1% ):
4,802 Atmos Energy Corp. $ 508,676
2,894 National Fuel Gas Co. 150,227
6,716 UGI Corp. 154,468
813,371
Ground Transportation ( 1 .2% ):
458 Avis Budget Group, Inc.* 82,298
59,212 CSX Corp. 1,820,769
4,594 Hertz Global Holdings, Inc.* 56,277
2,158 JB Hunt Transport Services, Inc. 406,826
5,266 Knight-Swift Transportation Holdings, Inc. 264,090
113 Landstar System, Inc. 19,994
7,562 Norfolk Southern Corp. 1,489,185
233 Old Dominion Freight Line, Inc. 95,330
1,543 Ryder System, Inc. 165,024
808 Saia, Inc.* 322,109
1,941 Schneider National, Inc., Class B 53,746
1,699 U-Haul Holding Co. 89,011
141 U-Haul Holding Co.* 7,694
11,567 Union Pacific Corp. 2,355,388
3,811 XPO, Inc.* 284,529
7,512,270
Health Care Equipment & Supplies ( 3 .4% ):
53,933 Abbott Laboratories 5,223,411
16,779 Baxter International, Inc. 633,239
9,405 Becton Dickinson & Co. 2,431,475
47,615 Boston Scientific Corp.* 2,514,072
1,649 Cooper Cos., Inc. (The) 524,399
7,197 DENTSPLY SIRONA, Inc. 245,850
1,819 Enovis Corp.* 95,916
5,182 Envista Holdings Corp.* 144,474
12,039 GE HealthCare Technologies, Inc. 819,134
2,560 Globus Medical, Inc.* 127,104
8,036 Hologic, Inc.* 557,698
590 ICU Medical, Inc.* 70,216
2,602 Integra LifeSciences Holdings Corp.* 99,370
44,164 Medtronic plc 3,460,691
1,752 QuidelOrtho Corp.* 127,966
3,301 STERIS plc 724,305
8,784 Stryker Corp. 2,400,404
1,904 Tandem Diabetes Care, Inc.* 39,546
1,606 Teleflex, Inc. 315,434
7,018 Zimmer Biomet Holdings, Inc. 787,560
21,342,264
Health Care Providers & Services ( 3 .1% ):
2,943 Acadia Healthcare Co., Inc.* 206,922
35 agilon health, Inc.*^ 622
1,149 Amedisys, Inc.* 107,317
4,091 Cardinal Health, Inc. 355,181
17,980 Centene Corp.* 1,238,462
143 Chemed Corp. 74,317
8,975 Cigna Group (The) 2,567,478
42,575 CVS Health Corp. 2,972,586
6,834 Elevance Health, Inc. 2,975,660
3,144 Encompass Health Corp. 211,151
5,397 HCA Healthcare, Inc. 1,327,554
4,454 Henry Schein, Inc.* 330,709
2,340 Humana, Inc. 1,138,457
2,906 Laboratory Corp. of America Holdings 584,251

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Health Care Providers & Services, continued
2,790 McKesson Corp. $ 1,213,231
900 Molina Healthcare, Inc.* 295,101
4,230 Premier, Inc., Class A 90,945
3,646 Quest Diagnostics, Inc. 444,302
5,224 R1 RCM, Inc.* 78,726
3,449 Tenet Healthcare Corp.* 227,255
4,935 UnitedHealth Group, Inc. 2,488,178
2,071 Universal Health Services, Inc., Class B 260,387
19,188,792
Health Care REITs ( 0 .5% ):
12,580 Healthcare Realty Trust, Inc. 192,096
18,438 Healthpeak Properties, Inc. 338,522
21,340 Medical Properties Trust, Inc. 116,303
7,795 Omega Healthcare Investors, Inc. 258,482
13,484 Ventas, Inc. 568,081
16,514 Welltower, Inc. 1,352,827
2,826,311
Health Care Technology ( 0 .0%
†
):
1,478 Certara, Inc.* 21,490
2,123 Doximity, Inc., Class A* 45,050
5,216 Teladoc Health, Inc.* 96,966
163,506
Hotel & Resort REITs ( 0 .1% ):
24,163 Host Hotels & Resorts, Inc. 388,299
6,446 Park Hotels & Resorts, Inc. 79,415
467,714
Hotels, Restaurants & Leisure ( 1 .4% ):
7,823 Aramark 271,458
2,455 Boyd Gaming Corp. 149,338
4,154 Caesars Entertainment, Inc.* 192,538
32,487 Carnival Corp., Class A* 445,722
2,199 Darden Restaurants, Inc. 314,941
2,238 DoorDash, Inc., Class A* 177,854
1,316 Expedia Group, Inc.* 135,640
4,638 Hilton Worldwide Holdings, Inc. 696,535
1,537 Hyatt Hotels Corp., Class A 163,045
769 Las Vegas Sands Corp. 35,251
1,156 Marriott Vacations Worldwide Corp. 116,328
14,235 McDonald's Corp. 3,750,068
9,806 MGM Resorts International 360,469
10,964 Norwegian Cruise Line Holdings, Ltd.* 180,687
5,550 Penn Entertainment, Inc.* 127,372
1,523 Planet Fitness, Inc., Class A* 74,901
5,401 Royal Caribbean Cruises, Ltd.* 497,648
1,387 Travel + Leisure Co. 50,944
1,144 Vail Resorts, Inc. 253,842
2,668 Wyndham Hotels & Resorts, Inc. 185,533
3,081 Wynn Resorts, Ltd. 284,715
1,170 Yum! Brands, Inc. 146,180
8,611,009
Household Durables ( 0 .8% ):
10,304 D.R. Horton, Inc. 1,107,371
5,060 Garmin, Ltd. 532,312
4,781 Leggett & Platt, Inc. 121,485
8,346 Lennar Corp., Class A 936,672
370 Lennar Corp., Class B 37,825
1,668 Mohawk Industries, Inc.* 143,131
Shares Value
Common Stocks, continued
Household Durables, continued
13,564 Newell Brands, Inc. $ 122,483
88 NVR, Inc.* 524,771
7,341 PulteGroup, Inc. 543,601
4,544 Tempur Sealy International, Inc. 196,937
3,518 Toll Brothers, Inc. 260,191
1,012 TopBuild Corp.* 254,619
1,772 Whirlpool Corp. 236,916
5,018,314
Household Products ( 1 .8% ):
868 Church & Dwight Co., Inc. 79,535
27,192 Colgate-Palmolive Co. 1,933,623
680 Kimberly-Clark Corp. 82,178
63,564 Procter & Gamble Co. (The) 9,271,445
1,638 Reynolds Consumer Products, Inc. 41,982
1,432 Spectrum Brands Holdings, Inc. 112,197
11,520,960
Independent Power and Renewable Electricity Producers
( 0 .1% ):
8,880 AES Corp. (The) 134,976
4,588 Brookfield Renewable Corp., Class A 109,837
1,184 Clearway Energy, Inc., Class A 23,585
2,799 Clearway Energy, Inc., Class C 59,227
8,536 Vistra Corp. 283,224
610,849
Industrial Conglomerates ( 1 .5% ):
18,394 3M Co. 1,722,046
36,048 General Electric Co. 3,985,106
19,282 Honeywell International, Inc. 3,562,157
9,269,309
Industrial REITs ( 0 .8% ):
9,019 Americold Realty Trust, Inc. 274,268
1,478 EastGroup Properties, Inc. 246,131
4,343 First Industrial Realty Trust, Inc. 206,683
30,675 Prologis, Inc. 3,442,042
6,599 Rexford Industrial Realty, Inc. 325,661
6,135 STAG Industrial, Inc. 211,719
4,706,504
Insurance ( 3 .9% ):
20,032 Aflac, Inc. 1,537,456
8,779 Allstate Corp. (The) 978,068
2,418 American Financial Group, Inc. 270,018
24,055 American International Group, Inc. 1,457,733
6,707 Aon plc, Class A 2,174,544
10,248 Arch Capital Group, Ltd.* 816,868
6,654 Arthur J. Gallagher & Co. 1,516,646
1,795 Assurant, Inc. 257,726
1,766 Assured Guaranty, Ltd. 106,878
2,470 Axis Capital Holdings, Ltd. 139,234
2,027 Brighthouse Financial, Inc.* 99,201
4,943 Brown & Brown, Inc. 345,219
13,702 Chubb, Ltd. 2,852,482
5,125 Cincinnati Financial Corp. 524,236
980 CNA Financial Corp. 38,563
1,198 Everest Group, Ltd. 445,261
8,763 Fidelity National Financial, Inc. 361,912
3,299 First American Financial Corp. 186,361
2,857 Globe Life, Inc. 310,642

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Insurance, continued
1,272 Hanover Insurance Group, Inc. (The) $ 141,167
10,137 Hartford Financial Services Group, Inc. (The) 718,815
1,875 Kemper Corp. 78,806
4,835 Lincoln National Corp. 119,376
6,096 Loews Corp. 385,938
435 Markel Group, Inc.* 640,533
3,269 Marsh & McLennan Cos., Inc. 622,091
21,483 MetLife, Inc. 1,351,496
9,231 Old Republic International Corp. 248,683
435 Primerica, Inc. 84,394
7,905 Principal Financial Group, Inc. 569,713
4,875 Progressive Corp. (The) 679,088
12,140 Prudential Financial, Inc. 1,151,965
2,264 Reinsurance Group of America, Inc. 328,710
1,233 RenaissanceRe Holdings, Ltd. 244,035
1,070 RLI Corp. 145,402
7,643 Travelers Cos., Inc. (The) 1,248,178
6,688 Unum Group 328,983
6,726 W R Berkley Corp. 427,034
77 White Mountains Insurance Group, Ltd. 115,168
3,092 Willis Towers Watson plc 646,104
24,694,727
Interactive Media & Services ( 0 .0%
†
):
2,387 IAC, Inc.* 120,281
407 Match Group, Inc.* 15,944
3,372 TripAdvisor, Inc.* 55,908
5,149 ZoomInfo Technologies, Inc.* 84,444
276,577
IT Services ( 1 .3% ):
5,144 Akamai Technologies, Inc.* 548,042
3,901 Amdocs, Ltd. 329,596
16,810 Cognizant Technology Solutions Corp., Class A 1,138,709
6,612 DXC Technology Co.* 137,728
2,076 GoDaddy, Inc., Class A* 154,621
30,212 International Business Machines Corp. 4,238,744
7,343 Kyndryl Holdings, Inc.* 110,879
4,697 Okta, Inc.* 382,852
4,831 Twilio, Inc., Class A* 282,758
2,804 VeriSign, Inc.* 567,894
7,891,823
Leisure Products ( 0 .1% ):
2,144 Brunswick Corp. 169,376
4,391 Hasbro, Inc. 290,421
12,028 Mattel, Inc.* 264,977
1,680 Polaris, Inc. 174,955
899,729
Life Sciences Tools & Services ( 1 .8% ):
1,888 Agilent Technologies, Inc. 211,116
22,164 Avantor, Inc.* 467,217
2,193 Azenta, Inc.* 110,067
714 Bio-Rad Laboratories, Inc., Class A* 255,933
1,734 Charles River Laboratories International, Inc.* 339,829
21,884 Danaher Corp. 5,429,420
3,093 Fortrea Holdings, Inc.* 88,429
2,293 ICON plc* 564,651
3,672 Illumina, Inc.* 504,092
460 IQVIA Holdings, Inc.* 90,505
7,662 QIAGEN NV* 310,311
Shares Value
Common Stocks, continued
Life Sciences Tools & Services, continued
1,059 Repligen Corp.* $ 168,392
4,212 Revvity, Inc. 466,269
4,918 Thermo Fisher Scientific, Inc. 2,489,344
11,495,575
Machinery ( 2 .5% ):
1,936 AGCO Corp. 228,990
2,803 Allison Transmission Holdings, Inc. 165,545
4,275 Caterpillar, Inc. 1,167,075
31,870 CNH Industrial NV 385,627
1,690 Crane Co. 150,140
1,690 Crane NXT Co. 93,913
4,688 Cummins, Inc. 1,071,020
606 Deere & Co. 228,692
2,420 Donaldson Co., Inc. 144,329
4,614 Dover Corp. 643,699
1,821 Esab Corp. 127,871
4,196 Flowserve Corp. 166,875
11,840 Fortive Corp. 878,054
3,877 Gates Industrial Corp. plc* 45,012
3,375 Graco, Inc. 245,970
2,244 IDEX Corp. 466,797
1,838 Illinois Tool Works, Inc. 423,310
13,541 Ingersoll Rand, Inc. 862,833
2,793 ITT, Inc. 273,463
1,789 Middleby Corp. (The)* 228,992
1,870 Nordson Corp. 417,328
2,163 Oshkosh Corp. 206,415
12,835 Otis Worldwide Corp. 1,030,779
17,055 PACCAR, Inc. 1,450,016
4,269 Parker-Hannifin Corp. 1,662,861
5,569 Pentair PLC 360,593
966 RBC Bearings, Inc.* 226,170
1,704 Snap-on, Inc. 434,622
5,094 Stanley Black & Decker, Inc. 425,756
2,197 Timken Co. (The) 161,458
5,913 Westinghouse Air Brake Technologies Corp. 628,374
6,938 Xylem, Inc. 631,566
15,634,145
Marine Transportation ( 0 .0%
†
):
1,914 Kirby Corp.* 158,479
Media ( 1 .4% ):
179 Cable One, Inc. 110,200
136,051 Comcast Corp., Class A 6,032,501
9,003 DISH Network Corp., Class A* 52,758
8,873 Fox Corp., Class A 276,838
4,461 Fox Corp., Class B 128,834
12,829 Interpublic Group of Cos., Inc. (The) 367,679
335 Liberty Broadband Corp., Class A* 30,455
3,156 Liberty Broadband Corp., Class C* 288,206
5,247 Liberty Media Corp.-Liberty SiriusXM* 133,589
2,789 Liberty Media Corp.-Liberty SiriusXM* 70,980
5,327 New York Times Co. (The), Class A 219,472
12,595 News Corp., Class A 252,656
4,252 News Corp., Class B 88,739
768 Nexstar Media Group, Inc. 110,108
6,498 Omnicom Group, Inc. 483,971
33 Paramount Global, Class A^ 521
19,478 Paramount Global, Class B 251,266

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Media, continued
21,218 Sirius XM Holdings, Inc.^ $ 95,905
8,994,678
Metals & Mining ( 1 .0% ):
5,641 Alcoa Corp. 163,928
17,165 Cleveland-Cliffs, Inc.* 268,289
47,275 Freeport-McMoRan, Inc. 1,762,885
3,553 MP Materials Corp.* 67,862
26,695 Newmont Corp. 986,380
8,366 Nucor Corp. 1,308,024
1,946 Reliance Steel & Aluminum Co. 510,300
2,202 Royal Gold, Inc. 234,139
7,402 SSR Mining, Inc. 98,373
5,302 Steel Dynamics, Inc. 568,480
7,428 United States Steel Corp. 241,261
6,209,921
Mortgage Real Estate Investment
Trusts (REITs) ( 0 .1% ):
18,499 AGNC Investment Corp. 174,630
15,791 Annaly Capital Management, Inc. 297,029
15,555 Rithm Capital Corp. 144,506
9,551 Starwood Property Trust, Inc. 184,812
800,977
Multi-Utilities ( 1 .3% ):
8,801 Ameren Corp. 658,579
20,609 CenterPoint Energy, Inc. 553,352
9,743 CMS Energy Corp. 517,451
11,639 Consolidated Edison, Inc. 995,484
27,760 Dominion Energy, Inc. 1,240,039
6,768 DTE Energy Co. 671,927
13,854 NiSource, Inc. 341,917
16,349 Public Service Enterprise Group, Inc. 930,421
20,972 Sempra Energy 1,426,725
10,553 WEC Energy Group, Inc. 850,044
8,185,939
Office REITs ( 0 .2% ):
5,694 Alexandria Real Estate Equities, Inc. 569,969
5,322 Boston Properties, Inc. 316,553
5,426 Cousins Properties, Inc. 110,528
3,732 Highwoods Properties, Inc. 76,917
4,176 Kilroy Realty Corp. 132,003
5,487 Vornado Realty Trust 124,445
1,330,415
Oil, Gas & Consumable Fuels ( 8 .2% ):
7,715 Antero Midstream Corp. 92,426
9,662 Antero Resources Corp.* 245,222
1,209 APA Corp. 49,690
4,134 Chesapeake Energy Corp. 356,475
58,833 Chevron Corp. 9,920,420
40,316 ConocoPhillips 4,829,857
24,508 Coterra Energy, Inc. 662,941
21,512 Devon Energy Corp. 1,026,122
6,059 Diamondback Energy, Inc. 938,418
3,110 DT Midstream, Inc. 164,581
19,501 EOG Resources, Inc. 2,471,947
11,853 EQT Corp. 480,995
133,194 Exxon Mobil Corp. 15,660,950
4,079 Hess Corp. 624,087
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
4,847 HF Sinclair Corp. $ 275,940
64,806 Kinder Morgan, Inc. 1,074,483
20,385 Marathon Oil Corp. 545,299
14,078 Marathon Petroleum Corp. 2,130,565
23,224 Occidental Petroleum Corp. 1,506,773
14,130 ONEOK, Inc. 896,266
4,618 Ovintiv, Inc. 219,678
15,257 Phillips 66 1,833,129
7,705 Pioneer Natural Resources Co. 1,768,683
7,999 Range Resources Corp. 259,248
36,730 Southwestern Energy Co.* 236,908
11,661 Valero Energy Corp. 1,652,480
40,468 Williams Cos., Inc. (The) 1,363,367
51,286,950
Paper & Forest Products ( 0 .0%
†
):
2,306 Louisiana-Pacific Corp. 127,453
Passenger Airlines ( 0 .3% ):
3,933 Alaska Air Group, Inc.* 145,836
13,962 American Airlines Group, Inc.* 178,853
20,360 Delta Air Lines, Inc. 753,320
20,011 Southwest Airlines Co. 541,698
10,944 United Airlines Holdings, Inc.* 462,931
2,082,638
Personal Care Products ( 0 .3% ):
12,626 Coty, Inc., Class A* 138,507
5,264 Estee Lauder Cos., Inc. (The), Class A 760,911
38,400 Kenvue, Inc. 771,072
1,670,490
Pharmaceuticals ( 5 .0% ):
69,898 Bristol-Myers Squibb Co. 4,056,880
6,146 Catalent, Inc.* 279,828
16,000 Elanco Animal Health, Inc.* 179,840
1,005 Jazz Pharmaceuticals plc* 130,087
80,135 Johnson & Johnson 12,481,026
68,918 Merck & Co., Inc. 7,095,108
8,008 Organon & Co. 139,019
4,233 Perrigo Co. plc 135,244
187,877 Pfizer, Inc. 6,231,880
12,691 Royalty Pharma plc, Class A 344,434
38,970 Viatris, Inc. 384,244
31,457,590
Professional Services ( 0 .9% ):
1,931 Automatic Data Processing, Inc. 464,560
657 Broadridge Financial Solutions, Inc. 117,636
771 CACI International, Inc., Class A* 242,040
4,607 Ceridian HCM Holding, Inc.* 312,585
14,382 Clarivate plc* 96,503
1,527 Concentrix Corp. 122,328
7,643 CoStar Group, Inc.* 587,670
9,034 Dun & Bradstreet Holdings, Inc. 90,250
1,283 Equifax, Inc. 235,020
927 FTI Consulting, Inc.* 165,386
4,601 Genpact, Ltd. 166,556
1,698 Jack Henry & Associates, Inc. 256,636
4,234 Jacobs Solutions, Inc. 577,941
2,939 KBR, Inc. 173,225
4,461 Leidos Holdings, Inc. 411,126

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Professional Services, continued
1,549 ManpowerGroup, Inc. $ 113,573
838 Paycor HCM, Inc.* 19,132
3,594 Robert Half, Inc. 263,368
1,793 Science Applications International Corp. 189,233
7,073 SS&C Technologies Holdings, Inc. 371,615
6,350 TransUnion 455,866
5,432,249
Real Estate Management & Development ( 0 .2% ):
10,354 CBRE Group, Inc., Class A* 764,747
1,072 Howard Hughes Holdings, Inc.* 79,467
1,591 Jones Lang LaSalle, Inc.* 224,617
1,901 Zillow Group, Inc., Class A* 85,146
5,326 Zillow Group, Inc., Class C* 245,848
1,399,825
Residential REITs ( 0 .8% ):
11,060 American Homes 4 Rent, Class A 372,611
4,943 Apartment Income REIT Corp. 151,750
4,665 AvalonBay Communities, Inc. 801,167
3,412 Camden Property Trust 322,707
4,086 Equity LifeStyle Properties, Inc. 260,319
12,356 Equity Residential 725,421
2,154 Essex Property Trust, Inc. 456,842
20,164 Invitation Homes, Inc. 638,997
3,857 Mid-America Apartment Communities, Inc. 496,203
3,127 Sun Communities, Inc. 370,049
10,586 UDR, Inc. 377,603
4,973,669
Retail REITs ( 0 .6% ):
3,041 Agree Realty Corp. 167,985
9,829 Brixmor Property Group, Inc. 204,247
20,680 Kimco Realty Corp. 363,761
5,895 NNN REIT, Inc. 208,329
22,162 Realty Income Corp. 1,106,770
5,818 Regency Centers Corp. 345,822
8,508 Simon Property Group, Inc. 919,119
5,000 Spirit Realty Capital, Inc. 167,650
3,483,683
Semiconductors & Semiconductor Equipment ( 3 .6% ):
22,900 Advanced Micro Devices, Inc.* 2,354,578
16,806 Analog Devices, Inc. 2,942,563
4,344 Applied Materials, Inc. 601,427
1,969 Cirrus Logic, Inc.* 145,627
4,636 Entegris, Inc. 435,367
3,495 First Solar, Inc.* 564,757
2,680 GLOBALFOUNDRIES, Inc.*^ 155,949
138,812 Intel Corp. 4,934,767
243 Lam Research Corp. 152,305
28,557 Marvell Technology, Inc. 1,545,790
5,034 Microchip Technology, Inc. 392,904
36,244 Micron Technology, Inc. 2,465,679
2,059 MKS Instruments, Inc. 178,186
14,329 ON Semiconductor Corp.* 1,331,881
3,222 Qorvo, Inc.* 307,604
4,708 QUALCOMM, Inc. 522,870
5,217 Skyworks Solutions, Inc. 514,344
890 Teradyne, Inc. 89,409
17,862 Texas Instruments, Inc. 2,840,237
875 Universal Display Corp. 137,366
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
4,106 Wolfspeed, Inc.* $ 156,439
22,770,049
Software ( 1 .6% ):
519 ANSYS, Inc.* 154,428
5,184 AppLovin Corp., Class A* 207,153
953 Aspen Technology, Inc.* 194,660
3,385 BILL Holdings, Inc.* 367,509
6,873 CCC Intelligent Solutions Holdings, Inc.* 91,755
1,963 Dolby Laboratories, Inc., Class A 155,587
959 Dropbox, Inc., Class A* 26,114
15,979 Gen Digital, Inc. 282,509
2,697 Guidewire Software, Inc.* 242,730
1,028 HashiCorp, Inc., Class A* 23,469
397 Informatica, Inc., Class A* 8,365
1,661 nCino, Inc.* 52,820
4,330 NCR Corp.* 116,780
5,942 Nutanix, Inc., Class A* 207,257
29,778 Oracle Corp. 3,154,086
1,773 PTC, Inc.* 251,199
3,524 Roper Technologies, Inc. 1,706,603
7,767 Salesforce, Inc.* 1,574,992
5,569 SentinelOne, Inc., Class A* 93,893
347 Tyler Technologies, Inc.* 133,991
2,991 UiPath, Inc., Class A* 51,176
5,952 Unity Software, Inc.* 186,833
8,458 Zoom Video Communications, Inc., Class A* 591,552
9,875,461
Specialized REITs ( 1 .4% ):
12,843 Crown Castle, Inc. 1,181,941
7,591 CubeSmart 289,445
9,997 Digital Realty Trust, Inc. 1,209,837
2,660 EPR Properties 110,496
1,537 Equinix, Inc. 1,116,262
6,995 Extra Space Storage, Inc. 850,452
8,350 Gaming and Leisure Properties, Inc. 380,342
4,999 Iron Mountain, Inc. 297,191
680 Lamar Advertising Co., Class A 56,760
2,479 National Storage Affiliates Trust 78,683
2,174 Public Storage 572,892
4,571 Rayonier, Inc. 130,091
3,210 SBA Communications Corp. 642,546
33,018 VICI Properties, Inc. 960,824
24,434 Weyerhaeuser Co. 749,146
8,626,908
Specialty Retail ( 0 .7% ):
1,989 Advance Auto Parts, Inc. 111,245
1,041 AutoNation, Inc.* 157,607
96 AutoZone, Inc.* 243,839
7,662 Bath & Body Works, Inc. 258,976
5,482 Best Buy Co., Inc. 380,835
5,015 CarMax, Inc.* 354,711
1,910 Dick's Sporting Goods, Inc. 207,388
8,551 GameStop Corp., Class A*^ 140,749
6,989 Gap, Inc. (The) 74,293
907 Lithia Motors, Inc. 267,864
5,206 Lowe's Cos., Inc. 1,082,015
296 O'Reilly Automotive, Inc.* 269,023
686 Penske Automotive Group, Inc. 114,603

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of September 30, 2023 .
Shares Value
Common Stocks, continued
Specialty Retail, continued
2,533 Petco Health & Wellness Co., Inc.* $ 10,360
465 RH* 122,927
769 Ross Stores, Inc. 86,859
4,328 Valvoline, Inc. 139,535
812 Victoria's Secret & Co.* 13,544
1,827 Wayfair, Inc., Class A* 110,661
1,821 Williams-Sonoma, Inc.^ 282,983
4,430,017
Technology Hardware, Storage & Peripherals ( 0 .3% ):
42,607 Hewlett Packard Enterprise Co. 740,083
22,856 HP, Inc. 587,399
4,152 NetApp, Inc. 315,054
2,095 Pure Storage, Inc., Class A* 74,624
10,474 Western Digital Corp.* 477,929
2,195,089
Textiles, Apparel & Luxury Goods ( 0 .5% ):
3,972 Capri Holdings, Ltd.* 208,967
1,340 Carter's, Inc. 92,661
1,294 Columbia Sportswear Co. 95,885
18,580 NIKE, Inc., Class B 1,776,620
2,097 PVH Corp. 160,441
1,294 Ralph Lauren Corp. 150,220
4,081 Skechers U.S.A., Inc., Class A* 199,765
7,054 Tapestry, Inc. 202,803
6,770 Under Armour, Inc., Class A* 46,375
7,090 Under Armour, Inc., Class C* 45,234
11,574 VF Corp. 204,513
3,183,484
Tobacco ( 1 .2% ):
59,304 Altria Group, Inc. 2,493,733
51,601 Philip Morris International, Inc. 4,777,221
7,270,954
Trading Companies & Distributors ( 0 .5% ):
3,261 Air Lease Corp. 128,516
Shares Value
Common Stocks, continued
Trading Companies & Distributors, continued
3,074 Core & Main, Inc., Class A* $ 88,685
4,900 Fastenal Co. 267,736
6,527 Ferguson PLC 1,073,496
1,458 MSC Industrial Direct Co., Inc. 143,103
1,030 SiteOne Landscape Supply, Inc.* 168,353
1,824 United Rentals, Inc. 810,896
852 Watsco, Inc. 321,817
1,512 WESCO International, Inc. 217,456
3,220,058
Water Utilities ( 0 .2% ):
6,520 American Water Works Co., Inc. 807,372
8,315 Essential Utilities, Inc. 285,454
1,092,826
Wireless Telecommunication Services ( 0 .4% ):
17,704 T-Mobile US, Inc. 2,479,445
Total Common Stocks (Cost $479,885,539) 620,773,301
Short-Term Security Held as Collateral for Securities on Loan
( 0 .2% ):
$ 988,380 BlackRock Liquidity FedFund, Institutional Class,
4.36%(a)(b) 988,380
Total Short-Term Security Held as Collateral for Securities on Loan
(Cost $988,380) 988,380
Unaffiliated Investment Company ( 0 .6% ):
Money Markets ( 0 .6% ):
4,022,072 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 5.24%(b) 4,022,072
Total Unaffiliated Investment Company (Cost $4,022,072) 4,022,072
Total Investment Securities
(Cost $484,895,991) — 100.1% 625,783,753
Net other assets (liabilities) — (0.1)% (614,119)
Net Assets — 100.0% $ 625,169,634
REIT - Real Estate Investment Trust
* Non-income producing security.
^ This security or a partial position of this security was on loan as of September 30, 2023. The total value of securities on loan as of September 30, 2023 was $954,771.
+ Affiliated Securities
† Represents less than 0.05%.
(a) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2023.
(b) The rate represents the effective yield at September 30, 2023.
Amounts shown as “—“ are either $0 or round to less than $1.
Futures Contracts
At September 30, 2023, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar) 12/15/23 12 $ 2,595,300 $ (7,362)
S&P Midcap 400 E-Mini December Futures (U.S. Dollar) 12/15/23 9 2,268,360 (10,059)
$ (17,421)

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks ( 99 .6% ):
Aerospace & Defense ( 1 .5% ):
4,691 Axon Enterprise, Inc.* $ 933,462
38,472 Boeing Co. (The)* 7,374,313
15,123 General Dynamics Corp. 3,341,729
24,866 Howmet Aerospace, Inc. 1,150,053
2,526 Huntington Ingalls Industries, Inc. 516,769
12,975 L3Harris Technologies, Inc. 2,259,207
15,131 Lockheed Martin Corp. 6,187,974
9,698 Northrop Grumman Corp. 4,268,963
98,260 RTX Corp. 7,071,772
13,622 Textron, Inc. 1,064,423
3,725 TransDigm Group, Inc.* 3,140,659
37,309,324
Air Freight & Logistics ( 0 .6% ):
7,910 CH Robinson Worldwide, Inc. 681,288
9,859 Expeditors International of Washington, Inc. 1,130,137
15,513 FedEx Corp. 4,109,704
48,824 United Parcel Service, Inc., Class B 7,610,197
13,531,326
Automobile Components ( 2 .3% ):
18,453 Aptiv plc* 1,819,281
16,029 BorgWarner, Inc. 647,091
266,314 Ford Motor Co. 3,307,620
93,631 General Motors Co. 3,087,014
186,418 Tesla, Inc.* 46,645,512
55,506,518
Banks ( 3 .0% ):
466,713 Bank of America Corp. 12,778,602
130,002 Citigroup, Inc. 5,346,982
30,616 Citizens Financial Group, Inc. 820,509
8,188 Comerica, Inc. 340,211
46,480 Fifth Third Bancorp 1,177,338
98,142 Huntington Bancshares, Inc. 1,020,677
196,187 JPMorgan Chase & Co. 28,451,039
61,833 KeyCorp 665,323
11,374 M&T Bank Corp. 1,438,242
27,122 PNC Financial Services Group, Inc. (The) 3,329,768
64,178 Regions Financial Corp. 1,103,862
89,297 Truist Financial Corp. 2,554,787
105,109 US Bancorp 3,474,904
247,001 Wells Fargo & Co. 10,092,461
10,729 Zions Bancorp NA 374,335
72,969,040
Beverages ( 1 .6% ):
12,011 Brown-Forman Corp., Class B 692,915
262,739 Coca-Cola Co. (The) 14,708,129
10,834 Constellation Brands, Inc., Class A 2,722,909
67,916 Keurig Dr Pepper, Inc. 2,144,108
12,718 Molson Coors Beverage Co., Class B 808,738
50,093 Monster Beverage Corp.* 2,652,424
92,932 PepsiCo, Inc. 15,746,398
39,475,621
Biotechnology ( 2 .1% ):
119,157 AbbVie, Inc. 17,761,542
36,060 Amgen, Inc. 9,691,486
9,948 Biogen, Inc.* 2,556,735
84,117 Gilead Sciences, Inc. 6,303,728
Shares Value
Common Stocks, continued
Biotechnology, continued
12,408 Incyte Corp.* $ 716,810
22,278 Moderna, Inc.* 2,301,095
7,206 Regeneron Pharmaceuticals, Inc.* 5,930,250
17,522 Vertex Pharmaceuticals, Inc.* 6,093,100
51,354,746
Broadline Retail ( 3 .3% ):
612,956 Amazon.com, Inc.* 77,918,967
36,696 eBay, Inc. 1,617,926
8,303 Etsy, Inc.* 536,208
80,073,101
Building Products ( 0 .4% ):
8,564 A O Smith Corp. 566,337
6,110 Allegion plc 636,662
56,116 Carrier Global Corp. 3,097,603
46,545 Johnson Controls International plc 2,476,660
14,670 Masco Corp. 784,112
15,542 Trane Technologies plc 3,153,627
10,715,001
Capital Markets ( 2 .8% ):
6,928 Ameriprise Financial, Inc. 2,284,023
52,575 Bank of New York Mellon Corp. (The) 2,242,324
9,475 BlackRock, Inc., Class A+ 6,125,493
47,914 Blackstone, Inc. 5,133,506
7,208 Cboe Global Markets, Inc. 1,125,962
100,644 Charles Schwab Corp. (The) 5,525,356
24,281 CME Group, Inc. 4,861,542
2,566 FactSet Research Systems, Inc. 1,122,009
19,919 Franklin Resources, Inc. 489,609
22,256 Goldman Sachs Group, Inc. (The) 7,201,374
38,536 Intercontinental Exchange, Inc. 4,239,731
30,108 Invesco, Ltd. 437,168
2,456 MarketAxess Holdings, Inc. 524,700
10,647 Moody's Corp. 3,366,262
86,132 Morgan Stanley 7,034,400
5,339 MSCI, Inc. 2,739,334
23,232 Nasdaq, Inc. 1,128,843
13,984 Northern Trust Corp. 971,608
12,522 Raymond James Financial, Inc. 1,257,584
21,967 S&P Global, Inc. 8,026,961
21,511 State Street Corp. 1,440,377
15,000 T. Rowe Price Group, Inc. 1,573,050
68,851,216
Chemicals ( 1 .7% ):
15,099 Air Products and Chemicals, Inc. 4,279,057
7,761 Albemarle Corp. 1,319,681
6,754 Celanese Corp. 847,762
13,225 CF Industries Holdings, Inc. 1,133,912
47,776 Corteva, Inc. 2,444,220
48,184 Dow, Inc. 2,484,367
30,704 DuPont de Nemours, Inc. 2,290,211
8,352 Eastman Chemical Co. 640,766
16,776 Ecolab, Inc. 2,841,854
8,653 FMC Corp. 579,492
16,867 International Flavors & Fragrances, Inc. 1,149,823
32,941 Linde plc 12,265,581
16,966 Lyondellbasell Industries NV 1,606,680
22,252 Mosaic Co. (The) 792,171

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Chemicals, continued
15,788 PPG Industries, Inc. $ 2,049,282
15,863 Sherwin-Williams Co. (The) 4,045,858
40,770,717
Commercial Services & Supplies ( 0 .5% ):
5,798 Cintas Corp. 2,788,896
58,381 Copart, Inc.* 2,515,637
14,130 Republic Services, Inc. 2,013,666
15,853 Rollins, Inc. 591,793
24,807 Waste Management, Inc. 3,781,579
11,691,571
Communications Equipment ( 0 .9% ):
17,047 Arista Networks, Inc.* 3,135,455
275,103 Cisco Systems, Inc. 14,789,537
4,113 F5, Inc.* 662,769
21,995 Juniper Networks, Inc. 611,241
11,177 Motorola Solutions, Inc. 3,042,826
22,241,828
Construction & Engineering ( 0 .1% ):
9,720 Quanta Services, Inc. 1,818,320
Construction Materials ( 0 .1% ):
4,233 Martin Marietta Materials, Inc. 1,737,562
9,063 Vulcan Materials Co. 1,830,907
3,568,469
Consumer Finance ( 0 .4% ):
39,277 American Express Co. 5,859,736
25,533 Capital One Financial Corp. 2,477,978
16,815 Discover Financial Services 1,456,683
28,441 Synchrony Financial 869,441
10,663,838
Consumer Staples Distribution & Retail ( 1 .8% ):
29,916 Costco Wholesale Corp. 16,901,343
14,511 Dollar General Corp. 1,535,264
14,031 Dollar Tree, Inc.* 1,493,600
44,909 Kroger Co. (The) 2,009,678
34,569 Sysco Corp. 2,283,283
31,362 Target Corp. 3,467,696
46,885 Walgreens Boots Alliance, Inc. 1,042,722
96,349 Walmart, Inc. 15,409,096
44,142,682
Containers & Packaging ( 0 .2% ):
103,433 Amcor plc 947,446
5,477 Avery Dennison Corp. 1,000,484
21,322 Ball Corp. 1,061,409
22,404 International Paper Co. 794,670
6,179 Packaging Corp. of America 948,785
9,234 Sealed Air Corp. 303,429
16,802 Westrock Co. 601,512
5,657,735
Distributors ( 0 .1% ):
9,359 Genuine Parts Co. 1,351,252
17,554 LKQ Corp. 869,099
2,690 Pool Corp. 957,909
3,178,260
Diversified REITs ( 0 .0%
†
):
5,376 Federal Realty Investment Trust 487,227
Shares Value
Common Stocks, continued
Diversified Telecommunication Services ( 0 .7% ):
482,622 AT&T, Inc. $ 7,248,983
283,781 Verizon Communications, Inc. 9,197,342
16,446,325
Electric Utilities ( 1 .6% ):
17,186 Alliant Energy Corp. 832,662
34,808 American Electric Power Co., Inc. 2,618,258
21,626 Constellation Energy Corp. 2,358,964
52,159 Duke Energy Corp. 4,603,553
25,969 Edison International 1,643,578
14,039 Entergy Corp. 1,298,607
15,858 Evergy, Inc. 804,001
23,399 Eversource Energy 1,360,652
66,682 Exelon Corp. 2,519,913
34,836 FirstEnergy Corp. 1,190,694
137,192 NextEra Energy, Inc. 7,859,730
15,474 NRG Energy, Inc. 596,058
141,178 PG&E Corp.* 2,277,201
8,153 Pinnacle West Capital Corp. 600,713
50,773 PPL Corp. 1,196,212
73,511 Southern Co. (The) 4,757,632
37,030 Xcel Energy, Inc. 2,118,857
38,637,285
Electrical Equipment ( 0 .6% ):
15,511 AMETEK, Inc. 2,291,905
26,785 Eaton Corp. plc 5,712,705
38,473 Emerson Electric Co. 3,715,337
4,227 Generac Holdings, Inc.* 460,574
7,749 Rockwell Automation, Inc. 2,215,207
14,395,728
Electronic Equipment, Instruments & Components ( 0 .6% ):
39,917 Amphenol Corp., Class A 3,352,629
9,149 CDW Corp. 1,845,902
51,288 Corning, Inc. 1,562,745
12,198 Keysight Technologies, Inc.* 1,613,918
21,383 TE Connectivity, Ltd. 2,641,442
3,260 Teledyne Technologies, Inc.* 1,331,971
17,285 Trimble, Inc.* 930,970
3,423 Zebra Technologies Corp., Class A* 809,642
14,089,219
Energy Equipment & Services ( 0 .4% ):
69,192 Baker Hughes Co. 2,443,861
60,808 Halliburton Co. 2,462,724
95,339 Schlumberger, Ltd. 5,558,264
10,464,849
Entertainment ( 1 .3% ):
48,203 Activision Blizzard, Inc. 4,513,247
16,643 Electronic Arts, Inc. 2,003,817
9,834 Live Nation Entertainment, Inc.* 816,615
29,916 Netflix, Inc.* 11,296,282
10,648 Take-Two Interactive Software, Inc.* 1,494,873
123,410 Walt Disney Co. (The)* 10,002,381
151,541 Warner Bros Discovery, Inc.* 1,645,735
31,772,950
Financial Services ( 4 .3% ):
123,115 Berkshire Hathaway, Inc., Class B* 43,127,185
39,968 Fidelity National Information Services, Inc. 2,209,031
41,154 Fiserv, Inc.* 4,648,756

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Financial Services, continued
4,877 FleetCor Technologies, Inc.* $ 1,245,293
17,825 Global Payments, Inc. 2,056,827
56,168 Mastercard, Inc., Class A 22,237,473
74,127 PayPal Holdings, Inc.* 4,333,464
108,473 Visa, Inc., Class A 24,949,875
104,807,904
Food Products ( 1 .0% ):
36,139 Archer-Daniels-Midland Co. 2,725,603
10,164 Bunge, Ltd. 1,100,253
13,114 Campbell Soup Co. 538,723
32,230 Conagra Brands, Inc. 883,747
39,575 General Mills, Inc. 2,532,404
9,999 Hershey Co. (The) 2,000,600
20,326 Hormel Foods Corp. 772,998
7,156 JM Smucker Co. (The) 879,544
17,310 Kellanova 1,030,118
54,700 Kraft Heinz Co. (The) 1,840,108
9,531 Lamb Weston Holdings, Inc. 881,236
16,484 McCormick & Co., Inc. 1,246,850
92,387 Mondelez International, Inc., Class A 6,411,658
19,400 Tyson Foods, Inc., Class A 979,506
23,823,348
Gas Utilities ( 0 .0%
†
):
9,737 Atmos Energy Corp. 1,031,440
Ground Transportation ( 0 .8% ):
136,948 CSX Corp. 4,211,151
5,489 JB Hunt Transport Services, Inc. 1,034,786
15,199 Norfolk Southern Corp. 2,993,139
6,064 Old Dominion Freight Line, Inc. 2,481,025
41,053 Union Pacific Corp. 8,359,623
19,079,724
Health Care Equipment & Supplies ( 2 .6% ):
117,152 Abbott Laboratories 11,346,171
4,848 Align Technology, Inc.* 1,480,191
33,389 Baxter International, Inc. 1,260,101
19,431 Becton Dickinson & Co. 5,023,497
97,718 Boston Scientific Corp.* 5,159,510
3,407 Cooper Cos., Inc. (The) 1,083,460
15,100 DENTSPLY SIRONA, Inc. 515,816
26,353 Dexcom, Inc.* 2,458,735
40,899 Edwards Lifesciences Corp.* 2,833,483
25,998 GE HealthCare Technologies, Inc. 1,768,904
16,161 Hologic, Inc.* 1,121,573
5,544 IDEXX Laboratories, Inc.* 2,424,225
4,772 Insulet Corp.* 761,086
23,792 Intuitive Surgical, Inc.* 6,954,164
90,376 Medtronic plc 7,081,863
10,180 ResMed, Inc. 1,505,317
6,712 STERIS plc 1,472,747
22,727 Stryker Corp. 6,210,607
3,146 Teleflex, Inc. 617,906
14,393 Zimmer Biomet Holdings, Inc. 1,615,183
62,694,539
Health Care Providers & Services ( 3 .0% ):
16,824 Cardinal Health, Inc. 1,460,660
11,083 Cencora, Inc. 1,994,608
36,341 Centene Corp.* 2,503,168
Shares Value
Common Stocks, continued
Health Care Providers & Services, continued
19,926 Cigna Group (The) $ 5,700,231
87,219 CVS Health Corp. 6,089,631
3,967 DaVita, Inc.* 375,001
15,908 Elevance Health, Inc. 6,926,661
13,588 HCA Healthcare, Inc. 3,342,376
8,733 Henry Schein, Inc.* 648,425
8,441 Humana, Inc. 4,106,715
6,070 Laboratory Corp. of America Holdings 1,220,373
9,107 McKesson Corp. 3,960,179
4,027 Molina Healthcare, Inc.* 1,320,413
7,769 Quest Diagnostics, Inc. 946,730
62,534 UnitedHealth Group, Inc. 31,529,017
4,001 Universal Health Services, Inc., Class B 503,046
72,627,234
Health Care REITs ( 0 .2% ):
38,295 Healthpeak Properties, Inc. 703,096
27,295 Ventas, Inc. 1,149,938
33,978 Welltower, Inc. 2,783,478
4,636,512
Hotel & Resort REITs ( 0 .0%
†
):
46,026 Host Hotels & Resorts, Inc. 739,638
Hotels, Restaurants & Leisure ( 2 .1% ):
28,783 Airbnb, Inc., Class A* 3,949,315
2,410 Booking Holdings, Inc.* 7,432,320
14,101 Caesars Entertainment, Inc.* 653,581
70,200 Carnival Corp., Class A* 963,144
1,886 Chipotle Mexican Grill, Inc.* 3,454,831
8,394 Darden Restaurants, Inc. 1,202,189
2,396 Domino's Pizza, Inc. 907,581
9,558 Expedia Group, Inc.* 985,143
17,579 Hilton Worldwide Holdings, Inc. 2,640,014
21,486 Las Vegas Sands Corp. 984,918
16,912 Marriott International, Inc., Class A 3,324,223
49,198 McDonald's Corp. 12,960,721
18,951 MGM Resorts International 696,639
31,090 Norwegian Cruise Line Holdings, Ltd.* 512,363
15,146 Royal Caribbean Cruises, Ltd.* 1,395,553
77,636 Starbucks Corp. 7,085,838
6,205 Wynn Resorts, Ltd. 573,404
18,685 Yum! Brands, Inc. 2,334,504
52,056,281
Household Durables ( 0 .3% ):
20,554 D.R. Horton, Inc. 2,208,938
10,276 Garmin, Ltd. 1,081,035
46 Garmin, Ltd. 4,839
16,851 Lennar Corp., Class A 1,891,188
3,740 Mohawk Industries, Inc.* 320,930
209 NVR, Inc.* 1,246,330
14,964 PulteGroup, Inc. 1,108,084
3,501 Whirlpool Corp. 468,084
8,329,428
Household Products ( 1 .3% ):
16,269 Church & Dwight Co., Inc. 1,490,728
8,479 Clorox Co. (The) 1,111,258
55,702 Colgate-Palmolive Co. 3,960,969
23,016 Kimberly-Clark Corp. 2,781,484

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Household Products, continued
159,139 Procter & Gamble Co. (The) $ 23,212,015
32,556,454
Independent Power and Renewable Electricity Producers
( 0 .0%
†
):
45,957 AES Corp. (The) 698,546
Industrial Conglomerates ( 0 .8% ):
37,070 3M Co. 3,470,493
73,418 General Electric Co. 8,116,360
44,823 Honeywell International, Inc. 8,280,601
19,867,454
Industrial REITs ( 0 .3% ):
62,145 Prologis, Inc. 6,973,290
Insurance ( 2 .2% ):
36,495 Aflac, Inc. 2,800,991
17,455 Allstate Corp. (The) 1,944,662
48,060 American International Group, Inc. 2,912,436
13,668 Aon plc, Class A 4,431,439
25,086 Arch Capital Group, Ltd.* 1,999,605
14,703 Arthur J. Gallagher & Co. 3,351,255
3,573 Assurant, Inc. 513,011
16,385 Brown & Brown, Inc. 1,144,328
27,728 Chubb, Ltd. 5,772,415
10,766 Cincinnati Financial Corp. 1,101,254
2,829 Everest Group, Ltd. 1,051,454
5,556 Globe Life, Inc. 604,104
21,085 Hartford Financial Services Group, Inc. (The) 1,495,137
12,793 Loews Corp. 809,925
33,272 Marsh & McLennan Cos., Inc. 6,331,662
42,475 MetLife, Inc. 2,672,102
15,366 Principal Financial Group, Inc. 1,107,428
39,559 Progressive Corp. (The) 5,510,569
24,677 Prudential Financial, Inc. 2,341,601
15,715 Travelers Cos., Inc. (The) 2,566,417
13,823 W R Berkley Corp. 877,622
6,896 Willis Towers Watson plc 1,440,988
52,780,405
Interactive Media & Services ( 5 .9% ):
400,531 Alphabet, Inc., Class A* 52,413,487
340,709 Alphabet, Inc., Class C* 44,922,482
18,768 Match Group, Inc.* 735,236
150,044 Meta Platforms, Inc., Class A* 45,044,709
143,115,914
IT Services ( 1 .2% ):
42,584 Accenture plc, Class A 13,077,972
10,187 Akamai Technologies, Inc.* 1,085,323
34,560 Cognizant Technology Solutions Corp., Class A 2,341,094
12,753 DXC Technology Co.* 265,645
3,835 EPAM Systems, Inc.* 980,571
5,397 Gartner, Inc.* 1,854,463
61,712 International Business Machines Corp. 8,658,194
6,041 VeriSign, Inc.* 1,223,484
29,486,746
Leisure Products ( 0 .0%
†
):
8,539 Hasbro, Inc. 564,769
Life Sciences Tools & Services ( 1 .5% ):
20,251 Agilent Technologies, Inc. 2,264,467
Shares Value
Common Stocks, continued
Life Sciences Tools & Services, continued
1,396 Bio-Rad Laboratories, Inc., Class A* $ 500,396
10,386 Bio-Techne Corp. 706,975
3,472 Charles River Laboratories International, Inc.* 680,443
44,362 Danaher Corp. 11,006,212
10,875 Illumina, Inc.* 1,492,920
12,362 IQVIA Holdings, Inc.* 2,432,223
1,477 Mettler-Toledo International, Inc.* 1,636,619
8,048 Revvity, Inc. 890,914
26,055 Thermo Fisher Scientific, Inc. 13,188,259
4,115 Waters Corp.* 1,128,374
5,046 West Pharmaceutical Services, Inc. 1,893,310
37,821,112
Machinery ( 1 .8% ):
34,439 Caterpillar, Inc. 9,401,847
9,481 Cummins, Inc. 2,166,029
18,298 Deere & Co. 6,905,299
9,270 Dover Corp. 1,293,258
23,847 Fortive Corp. 1,768,494
5,061 IDEX Corp. 1,052,789
18,492 Illinois Tool Works, Inc. 4,258,893
27,314 Ingersoll Rand, Inc. 1,740,448
3,692 Nordson Corp. 823,944
28,232 Otis Worldwide Corp. 2,267,312
35,052 PACCAR, Inc. 2,980,121
8,766 Parker-Hannifin Corp. 3,414,532
11,187 Pentair PLC 724,358
3,538 Snap-on, Inc. 902,402
9,942 Stanley Black & Decker, Inc. 830,952
12,429 Westinghouse Air Brake Technologies Corp. 1,320,830
16,666 Xylem, Inc. 1,517,106
43,368,614
Media ( 0 .8% ):
6,871 Charter Communications, Inc., Class A* 3,022,003
277,846 Comcast Corp., Class A 12,319,692
16,097 Fox Corp., Class A 502,226
8,579 Fox Corp., Class B 247,762
26,581 Interpublic Group of Cos., Inc. (The) 761,812
24,122 News Corp., Class A 483,887
6,960 News Corp., Class B 145,255
13,330 Omnicom Group, Inc. 992,818
33,639 Paramount Global, Class B 433,943
18,909,398
Metals & Mining ( 0 .4% ):
97,539 Freeport-McMoRan, Inc. 3,637,229
53,529 Newmont Corp. 1,977,897
16,704 Nucor Corp. 2,611,670
10,800 Steel Dynamics, Inc. 1,157,976
9,384,772
Multi-Utilities ( 0 .7% ):
18,107 Ameren Corp. 1,354,947
43,020 CenterPoint Energy, Inc. 1,155,087
19,821 CMS Energy Corp. 1,052,693
22,990 Consolidated Edison, Inc. 1,966,335
56,405 Dominion Energy, Inc. 2,519,612
13,486 DTE Energy Co. 1,338,890
27,003 NiSource, Inc. 666,434
34,430 Public Service Enterprise Group, Inc. 1,959,411
42,961 Sempra Energy 2,922,637

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Multi-Utilities, continued
21,602 WEC Energy Group, Inc. $ 1,740,041
16,676,087
Office REITs ( 0 .1% ):
10,754 Alexandria Real Estate Equities, Inc. 1,076,475
9,422 Boston Properties, Inc. 560,421
1,636,896
Oil, Gas & Consumable Fuels ( 4 .3% ):
20,125 APA Corp. 827,138
119,778 Chevron Corp. 20,196,966
80,841 ConocoPhillips 9,684,752
51,543 Coterra Energy, Inc. 1,394,238
43,923 Devon Energy Corp. 2,095,127
11,901 Diamondback Energy, Inc. 1,843,227
39,221 EOG Resources, Inc. 4,971,654
24,253 EQT Corp. 984,187
270,251 Exxon Mobil Corp. 31,776,113
18,553 Hess Corp. 2,838,609
133,229 Kinder Morgan, Inc. 2,208,937
41,002 Marathon Oil Corp. 1,096,803
26,993 Marathon Petroleum Corp. 4,085,121
44,793 Occidental Petroleum Corp. 2,906,170
39,623 ONEOK, Inc. 2,513,287
30,061 Phillips 66 3,611,829
15,691 Pioneer Natural Resources Co. 3,601,869
15,289 Targa Resources Corp. 1,310,573
23,840 Valero Energy Corp. 3,378,366
83,451 Williams Cos., Inc. (The) 2,811,464
104,136,430
Passenger Airlines ( 0 .2% ):
8,309 Alaska Air Group, Inc.* 308,098
44,330 American Airlines Group, Inc.* 567,867
43,383 Delta Air Lines, Inc. 1,605,171
40,718 Southwest Airlines Co. 1,102,236
22,746 United Airlines Holdings, Inc.* 962,156
4,545,528
Personal Care Products ( 0 .2% ):
15,757 Estee Lauder Cos., Inc. (The), Class A 2,277,674
118,281 Kenvue, Inc. 2,375,083
4,652,757
Pharmaceuticals ( 4 .1% ):
141,033 Bristol-Myers Squibb Co. 8,185,555
11,963 Catalent, Inc.* 544,675
53,832 Eli Lilly & Co. 28,914,782
162,563 Johnson & Johnson 25,319,187
171,305 Merck & Co., Inc. 17,635,850
18,060 Organon & Co. 313,522
381,153 Pfizer, Inc. 12,642,845
82,581 Viatris, Inc. 814,249
31,034 Zoetis, Inc. 5,399,295
99,769,960
Professional Services ( 0 .9% ):
27,682 Automatic Data Processing, Inc. 6,659,736
8,091 Broadridge Financial Solutions, Inc. 1,448,694
10,791 Ceridian HCM Holding, Inc.* 732,169
27,362 CoStar Group, Inc.* 2,103,864
8,292 Equifax, Inc. 1,518,929
4,886 Jack Henry & Associates, Inc. 738,470
Shares Value
Common Stocks, continued
Professional Services, continued
8,715 Jacobs Solutions, Inc. $ 1,189,597
8,924 Leidos Holdings, Inc. 822,436
21,818 Paychex, Inc. 2,516,270
3,344 Paycom Software, Inc. 866,999
7,709 Robert Half, Inc. 564,915
9,783 Verisk Analytics, Inc. 2,311,136
21,473,215
Real Estate Management & Development ( 0 .1% ):
21,222 CBRE Group, Inc., Class A* 1,567,457
Residential REITs ( 0 .3% ):
9,451 AvalonBay Communities, Inc. 1,623,115
7,534 Camden Property Trust 712,566
22,804 Equity Residential 1,338,823
4,503 Essex Property Trust, Inc. 955,041
39,950 Invitation Homes, Inc. 1,266,015
7,816 Mid-America Apartment Communities, Inc. 1,005,528
20,219 UDR, Inc. 721,212
7,622,300
Retail REITs ( 0 .2% ):
42,639 Kimco Realty Corp. 750,020
45,967 Realty Income Corp. 2,295,592
10,700 Regency Centers Corp. 636,008
22,266 Simon Property Group, Inc. 2,405,396
6,087,016
Semiconductors & Semiconductor Equipment ( 7 .4% ):
108,837 Advanced Micro Devices, Inc.* 11,190,620
33,850 Analog Devices, Inc. 5,926,796
56,690 Applied Materials, Inc. 7,848,730
27,860 Broadcom, Inc. 23,139,959
9,474 Enphase Energy, Inc.* 1,138,301
6,954 First Solar, Inc.* 1,123,697
283,351 Intel Corp. 10,073,128
9,216 KLA Corp. 4,227,011
8,999 Lam Research Corp. 5,640,303
36,433 Microchip Technology, Inc. 2,843,596
73,731 Micron Technology, Inc. 5,015,920
3,099 Monolithic Power Systems, Inc. 1,431,738
166,747 NVIDIA Corp. 72,533,278
17,404 NXP Semiconductors NV 3,479,408
28,843 ON Semiconductor Corp.* 2,680,957
6,527 Qorvo, Inc.* 623,133
75,655 QUALCOMM, Inc. 8,402,244
10,866 Skyworks Solutions, Inc. 1,071,279
4,020 SolarEdge Technologies, Inc.* 520,630
10,115 Teradyne, Inc. 1,016,153
61,286 Texas Instruments, Inc. 9,745,087
179,671,968
Software ( 10 .1% ):
30,771 Adobe, Inc.* 15,690,133
5,956 ANSYS, Inc.* 1,772,208
14,607 Autodesk, Inc.* 3,022,334
18,268 Cadence Design Systems, Inc.* 4,280,192
1,721 Fair Isaac Corp.* 1,494,740
44,030 Fortinet, Inc.* 2,583,680
38,594 Gen Digital, Inc. 682,342
18,907 Intuit, Inc. 9,660,343
501,576 Microsoft Corp. 158,372,622

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of September 30, 2023 .
Shares Value
Common Stocks, continued
Software, continued
106,277 Oracle Corp. $ 11,256,860
20,525 Palo Alto Networks, Inc.* 4,811,881
8,022 PTC, Inc.* 1,136,557
7,284 Roper Technologies, Inc. 3,527,496
65,754 Salesforce, Inc.* 13,333,596
13,729 ServiceNow, Inc.* 7,673,962
10,230 Synopsys, Inc.* 4,695,263
2,792 Tyler Technologies, Inc.* 1,078,103
245,072,312
Specialized REITs ( 1 .0% ):
31,602 American Tower Corp. 5,196,949
29,044 Crown Castle, Inc. 2,672,919
19,864 Digital Realty Trust, Inc. 2,403,941
6,354 Equinix, Inc. 4,614,656
14,195 Extra Space Storage, Inc. 1,725,828
159 Gaming and Leisure Properties, Inc. 7,243
19,889 Iron Mountain, Inc. 1,182,401
10,747 Public Storage 2,832,050
7,258 SBA Communications Corp. 1,452,834
68,718 VICI Properties, Inc. 1,999,694
49,290 Weyerhaeuser Co. 1,511,231
25,599,746
Specialty Retail ( 2 .1% ):
1,226 AutoZone, Inc.* 3,114,028
16,221 Bath & Body Works, Inc. 548,270
12,599 Best Buy Co., Inc. 875,253
10,355 CarMax, Inc.* 732,409
67,872 Home Depot, Inc. (The) 20,508,203
39,559 Lowe's Cos., Inc. 8,221,943
4,061 O'Reilly Automotive, Inc.* 3,690,880
23,042 Ross Stores, Inc. 2,602,594
77,497 TJX Cos., Inc. (The) 6,887,933
7,479 Tractor Supply Co. 1,518,611
3,414 Ulta Beauty, Inc.* 1,363,722
50,063,846
Technology Hardware, Storage & Peripherals ( 7 .2% ):
992,124 Apple, Inc. 169,861,550
Shares Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
88,567 Hewlett Packard Enterprise Co. $ 1,538,409
57,465 HP, Inc. 1,476,850
14,313 NetApp, Inc. 1,086,070
12,881 Seagate Technology Holdings plc 849,502
21,704 Western Digital Corp.* 990,354
175,802,735
Textiles, Apparel & Luxury Goods ( 0 .4% ):
82,703 NIKE, Inc., Class B 7,908,061
2,861 Ralph Lauren Corp. 332,134
15,195 Tapestry, Inc. 436,856
20,520 VF Corp. 362,588
9,039,639
Tobacco ( 0 .6% ):
119,752 Altria Group, Inc. 5,035,572
104,751 Philip Morris International, Inc. 9,697,847
14,733,419
Trading Companies & Distributors ( 0 .3% ):
38,197 Fastenal Co. 2,087,084
4,560 United Rentals, Inc. 2,027,239
3,010 W.W. Grainger, Inc. 2,082,439
6,196,762
Water Utilities ( 0 .1% ):
13,178 American Water Works Co., Inc. 1,631,832
Wireless Telecommunication Services ( 0 .2% ):
34,945 T-Mobile US, Inc. 4,894,047
Total Common Stocks (Cost $823,113,739) 2,426,040,370
Unaffiliated Investment Company ( 0 .4% ):
Money Markets ( 0 .4% ):
9,264,690 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 5.24%(a) 9,264,690
Total Unaffiliated Investment Company (Cost $9,264,690) 9,264,690
Total Investment Securities
(Cost $832,378,429) — 100.0% 2,435,305,060
Net other assets (liabilities) — 0.0%
†
1,035,990
Net Assets — 100.0% $ 2,436,341,050
* Non-income producing security.
+ Affiliated Securities
† Represents less than 0.05%.
(a) The rate represents the effective yield at September 30, 2023.
Futures Contracts
At September 30, 2023, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar) 12/15/23 50 $ 10,813,750 $ (432,227)
$ (432,227)

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks ( 98 .8% ):
Aerospace & Defense ( 1 .2% ):
19,421 AAR Corp.* $ 1,156,132
14,994 AeroVironment, Inc.* 1,672,281
15,679 Kaman Corp., Class A 308,092
28,918 Mercury Systems, Inc.* 1,072,569
17,117 Moog, Inc., Class A 1,933,536
2,752 National Presto Industries, Inc. 199,410
44,073 Triumph Group, Inc.* 337,599
6,679,619
Air Freight & Logistics ( 0 .4% ):
14,487 Forward Air Corp. 995,836
17,852 Hub Group, Inc., Class A* 1,402,096
2,397,932
Automobile Components ( 1 .7% ):
67,388 American Axle & Manufacturing Holdings, Inc.* 489,237
75,808 Dana, Inc. 1,112,103
15,908 Dorman Products, Inc. 1,205,190
18,347 Gentherm, Inc.* 995,508
15,027 LCI Industries 1,764,470
12,194 Patrick Industries, Inc. 915,282
26,920 Phinia, Inc. 721,187
10,101 Standard Motor Products, Inc. 339,596
17,237 Winnebago Industries, Inc. 1,024,740
11,840 XPEL, Inc.* 912,982
9,480,295
Banks ( 9 .0% ):
36,293 Ameris Bancorp 1,393,288
42,768 Atlantic Union Bankshares Corp. 1,230,863
31,642 Axos Financial, Inc.* 1,197,966
36,232 Banc of California, Inc. 448,552
9,229 BancFirst Corp. 800,431
31,906 Bancorp, Inc. (The)* 1,100,757
24,095 Bank of Hawaii Corp.^ 1,197,281
45,856 BankUnited, Inc. 1,040,931
21,530 Banner Corp. 912,441
28,366 Berkshire Hills Bancorp, Inc. 568,738
55,792 Brookline Bancorp, Inc. 508,265
84,854 Capitol Federal Financial, Inc. 404,754
33,968 Cathay General Bancorp 1,180,728
18,225 Central Pacific Financial Corp. 303,993
9,259 City Holding Co. 836,551
32,221 Community Bank System, Inc. 1,360,048
16,653 Customers Bancorp, Inc.* 573,696
79,408 CVB Financial Corp. 1,315,791
22,014 Dime Community Bancshares, Inc. 439,399
19,820 Eagle Bancorp, Inc. 425,139
22,267 FB Financial Corp. 631,492
99,589 First BanCorp/Puerto Rico 1,340,468
25,832 First Bancorp/Southern Pines NC 726,912
64,118 First Commonwealth Financial Corp. 782,881
58,393 First Financial Bancorp 1,144,503
67,443 First Hawaiian, Inc. 1,217,346
79,932 Fulton Financial Corp. 967,977
20,567 Hanmi Financial Corp. 333,802
23,125 Heritage Financial Corp. 377,169
28,582 Hilltop Holdings, Inc. 810,586
77,607 Hope Bancorp, Inc. 686,822
26,776 Independent Bank Corp. 1,314,434
Shares Value
Common Stocks, continued
Banks, continued
22,449 Independent Bank Group, Inc. $ 887,858
15,342 Lakeland Financial Corp. 728,131
24,257 National Bank Holdings Corp., Class A 721,888
27,481 NBT Bancorp, Inc. 870,873
27,305 Northfield Bancorp, Inc. 258,032
68,207 Northwest Bancshares, Inc. 697,758
25,106 OFG Bancorp 749,665
52,466 Pacific Premier Bancorp, Inc. 1,141,660
70,797 PacWest Bancorp 560,004
9,043 Park National Corp. 854,744
15,630 Pathward Financial, Inc. 720,387
7,851 Preferred Bank 488,725
48,458 Provident Financial Services, Inc. 740,923
35,247 Renasant Corp. 923,119
23,848 S&T Bancorp, Inc. 645,804
52,206 Seacoast Banking Corp of Florida 1,146,444
28,837 ServisFirst Bancshares, Inc. 1,504,426
76,882 Simmons First National Corp., Class A 1,303,919
18,257 Southside Bancshares, Inc. 523,976
28,102 Stellar Bancorp, Inc. 599,135
8,561 Tompkins Financial Corp. 419,403
12,818 Triumph Financial, Inc.* 830,478
12,378 TrustCo. Bank Corp. 337,796
38,611 Trustmark Corp. 839,017
65,331 United Community Banks, Inc. 1,660,061
24,710 Veritex Holdings, Inc. 443,545
38,566 Washington Federal, Inc. 988,061
17,149 Westamerica BanCorp 741,694
34,023 WSFS Financial Corp. 1,241,839
51,143,369
Beverages ( 0 .3% ):
8,673 MGP Ingredients, Inc. 914,828
13,419 National Beverage Corp.* 630,961
1,545,789
Biotechnology ( 1 .5% ):
31,061 Arcus Biosciences, Inc.* 557,545
36,223 Avid Bioservices, Inc.* 341,945
56,669 Catalyst Pharmaceuticals, Inc.* 662,461
55,709 Cytokinetics, Inc.* 1,641,187
73,737 Dynavax Technologies Corp.* 1,089,095
73,485 Ironwood Pharmaceuticals, Inc.* 707,661
16,064 iTeos Therapeutics, Inc.* 175,901
46,947 Myriad Genetics, Inc.* 753,030
23,050 REGENXBIO, Inc.* 379,403
27,452 Vericel Corp.* 920,191
50,023 Vir Biotechnology, Inc.* 468,715
33,991 Xencor, Inc.* 684,919
8,382,053
Building Products ( 2 .0% ):
39,211 AAON, Inc. 2,229,929
9,301 American Woodmark Corp.* 703,249
11,838 Apogee Enterprises, Inc. 557,333
13,197 AZZ, Inc. 601,519
17,252 Gibraltar Industries, Inc.* 1,164,682
23,246 Griffon Corp. 922,169
72,076 Hayward Holdings, Inc.* 1,016,272
10,737 Insteel Industries, Inc. 348,523

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Building Products, continued
72,558 Masterbrand, Inc.* $ 881,580
32,001 PGT Innovations, Inc.* 888,028
18,390 Quanex Building Products Corp. 518,046
85,782 Resideo Technologies, Inc.* 1,355,356
11,186,686
Capital Markets ( 1 .4% ):
23,975 Artisan Partners Asset Management, Inc., Class A 897,145
22,025 Avantax, Inc.* 563,400
10,262 B Riley Financial, Inc.^ 420,639
29,713 Brightsphere Investment Group, Inc. 576,135
14,088 Donnelley Financial Solutions, Inc.* 792,873
22,856 Moelis & Co., Class A 1,031,491
9,133 Piper Sandler Cos. 1,327,116
11,035 StoneX Group, Inc.* 1,069,512
4,310 Virtus Investment Partners, Inc. 870,577
71,017 WisdomTree, Inc. 497,119
8,046,007
Chemicals ( 2 .8% ):
15,922 AdvanSix, Inc. 494,856
13,080 American Vanguard Corp. 142,964
18,841 Balchem Corp. 2,337,038
10,922 Hawkins, Inc. 642,760
31,934 HB Fuller Co. 2,190,992
19,151 Ingevity Corp.* 911,779
14,589 Innospec, Inc. 1,490,996
12,300 Koppers Holdings, Inc. 486,465
103,666 Livent Corp.* 1,908,491
32,314 Mativ Holdings, Inc. 460,798
18,166 Minerals Technologies, Inc. 994,770
8,066 Quaker Chemical Corp. 1,290,560
24,768 Sensient Technologies Corp. 1,448,432
11,284 Stepan Co. 845,961
15,646,862
Commercial Services & Supplies ( 2 .1% ):
39,592 ABM Industries, Inc. 1,584,076
27,031 Brady Corp., Class A 1,484,542
65,797 CoreCivic, Inc.* 740,216
26,567 Deluxe Corp. 501,851
45,619 Enviri Corp.* 329,369
72,442 GEO Group, Inc. (The)* 592,576
43,452 Healthcare Services Group, Inc. 453,204
27,608 HNI Corp. 956,065
32,191 Interface, Inc. 315,794
11,489 Liquidity Services, Inc.* 202,436
17,163 Matthews International Corp., Class A 667,812
44,046 MillerKnoll, Inc. 1,076,925
61,624 OPENLANE, Inc.* 919,430
91,711 Pitney Bowes, Inc. 276,967
8,860 UniFirst Corp. 1,444,269
11,953 Viad Corp.* 313,169
11,858,701
Communications Equipment ( 1 .2% ):
43,233 ADTRAN Holdings, Inc. 355,808
7,357 Clearfield, Inc.* 210,852
20,040 Digi International, Inc.* 541,080
73,449 Extreme Networks, Inc.* 1,778,200
63,078 Harmonic, Inc.* 607,441
41,752 NetScout Systems, Inc.* 1,169,891
Shares Value
Common Stocks, continued
Communications Equipment, continued
42,695 Viasat, Inc.* $ 788,150
125,324 Viavi Solutions, Inc.* 1,145,461
6,596,883
Construction & Engineering ( 1 .6% ):
28,501 Arcosa, Inc. 2,049,222
20,670 Comfort Systems U.S.A., Inc. 3,522,374
16,824 Dycom Industries, Inc.* 1,497,336
24,748 Granite Construction, Inc. 940,919
9,413 MYR Group, Inc.* 1,268,496
9,278,347
Consumer Finance ( 1 .0% ):
17,177 Bread Financial Holdings, Inc. 587,453
14,766 Encore Capital Group, Inc.* 705,224
19,260 Enova International, Inc.* 979,756
36,473 EZCORP, Inc., Class A* 300,902
29,431 Green Dot Corp., Class A* 409,974
54,817 Navient Corp. 943,949
22,988 PRA Group, Inc.* 441,600
26,336 PROG Holdings, Inc.* 874,619
2,135 World Acceptance Corp.* 271,273
5,514,750
Consumer Staples Distribution & Retail ( 0 .6% ):
18,154 Andersons, Inc. (The) 935,112
19,637 Chefs' Warehouse, Inc. (The)* 415,912
14,156 PriceSmart, Inc. 1,053,631
20,191 SpartanNash Co. 444,202
33,633 United Natural Foods, Inc.* 475,571
3,324,428
Containers & Packaging ( 0 .3% ):
21,178 Myers Industries, Inc. 379,721
90,493 O-I Glass, Inc.* 1,513,948
1,893,669
Diversified Consumer Services ( 0 .9% ):
23,564 Adtalem Global Education, Inc.* 1,009,717
46,019 Frontdoor, Inc.* 1,407,721
51,854 Mister Car Wash, Inc.* 285,716
36,925 Perdoceo Education Corp. 631,417
13,011 Strategic Education, Inc. 979,078
23,084 Stride, Inc.* 1,039,473
5,353,122
Diversified REITs ( 0 .8% ):
38,954 Alexander & Baldwin, Inc. 651,700
28,302 American Assets Trust, Inc. 550,474
36,383 Armada Hoffler Properties, Inc. 372,562
92,446 Essential Properties Realty Trust, Inc. 1,999,607
114,408 Global Net Lease, Inc. 1,099,461
4,673,804
Diversified Telecommunication Services ( 0 .5% ):
4,653 ATN International, Inc. 146,849
25,496 Cogent Communications Holdings, Inc. 1,578,202
42,191 Consolidated Communications Holdings, Inc.* 144,293
587,207 Lumen Technologies, Inc.* 833,834
2,703,178
Electric Utilities ( 0 .3% ):
24,055 Otter Tail Corp. 1,826,256

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Electrical Equipment ( 0 .4% ):
9,541 Encore Wire Corp. $ 1,740,851
5,124 Powell Industries, Inc. 424,780
48,880 SunPower Corp.*^ 301,589
2,467,220
Electronic Equipment, Instruments & Components ( 4 .1% ):
21,827 Advanced Energy Industries, Inc. 2,250,800
53,267 Arlo Technologies, Inc.* 548,650
16,799 Badger Meter, Inc. 2,416,872
19,741 Benchmark Electronics, Inc. 478,917
16,603 CTS Corp. 693,009
15,742 ePlus, Inc.* 999,932
20,778 Fabrinet* 3,462,030
17,617 Insight Enterprises, Inc.* 2,563,274
26,160 Itron, Inc.* 1,584,773
47,779 Knowles Corp.* 707,607
19,765 Methode Electronics, Inc., Class A 451,630
8,685 OSI Systems, Inc.* 1,025,178
5,669 PC Connection, Inc. 302,611
15,684 Plexus Corp.* 1,458,298
9,542 Rogers Corp.* 1,254,487
33,427 Sanmina Corp.* 1,814,418
13,519 ScanSource, Inc.* 409,761
56,597 TTM Technologies, Inc.* 728,969
23,151,216
Energy Equipment & Services ( 2 .5% ):
79,046 Archrock, Inc. 995,980
11,963 Bristow Group, Inc.* 336,998
26,605 Core Laboratories, Inc. 638,786
18,421 Dril-Quip, Inc.* 518,919
80,413 Helix Energy Solutions Group, Inc.* 898,213
58,494 Helmerich & Payne, Inc. 2,466,107
90,838 Liberty Energy, Inc. 1,682,320
5,107 Nabors Industries, Ltd.* 628,876
58,197 Oceaneering International, Inc.* 1,496,827
36,573 Oil States International, Inc.* 306,116
186,501 Patterson-UTI Energy, Inc. 2,581,174
48,047 ProPetro Holding Corp.* 510,740
45,413 RPC, Inc. 405,992
44,059 US Silica Holdings, Inc.* 618,588
14,085,636
Entertainment ( 0 .5% ):
62,062 Cinemark Holdings, Inc.* 1,138,838
9,471 Madison Square Garden Sports Corp. 1,669,737
12,828 Marcus Corp. (The) 198,834
3,007,409
Financial Services ( 1 .5% ):
39,825 EVERTEC, Inc. 1,480,694
11,667 Jackson Financial, Inc., Class A 445,913
39,649 Mr Cooper Group, Inc.* 2,123,600
50,901 NMI Holdings, Inc., Class A* 1,378,908
127,667 Payoneer Global, Inc.* 781,322
24,684 Radian Group, Inc. 619,815
20,500 Walker & Dunlop, Inc. 1,521,920
8,352,172
Food Products ( 1 .9% ):
42,287 B&G Foods, Inc.^ 418,218
9,514 Calavo Growers, Inc. 240,038
Shares Value
Common Stocks, continued
Food Products, continued
24,097 Cal-Maine Foods, Inc. $ 1,166,777
18,504 Fresh Del Monte Produce, Inc. 478,143
49,858 Hain Celestial Group, Inc. (The)* 517,028
76,435 Hostess Brands, Inc.* 2,546,050
8,975 J & J Snack Foods Corp. 1,468,759
4,819 John B Sanfilippo & Son, Inc. 476,117
51,247 Simply Good Foods Co. (The)* 1,769,046
8,602 Tootsie Roll Industries, Inc. 256,856
28,582 TreeHouse Foods, Inc.* 1,245,604
10,582,636
Gas Utilities ( 0 .3% ):
9,480 Chesapeake Utilities Corp. 926,670
20,933 Northwest Natural Holding Co. 798,803
1,725,473
Ground Transportation ( 0 .6% ):
13,947 ArcBest Corp. 1,417,713
20,454 Heartland Express, Inc. 300,469
29,948 Marten Transport, Ltd. 590,275
66,077 RXO, Inc.* 1,303,699
3,612,156
Health Care Equipment & Supplies ( 2 .6% ):
21,697 Artivion, Inc.* 328,927
25,649 Avanos Medical, Inc.* 518,623
18,054 CONMED Corp. 1,820,746
32,447 Embecta Corp. 488,327
28,316 Glaukos Corp.* 2,130,779
19,127 Integer Holdings Corp.* 1,500,131
10,923 LeMaitre Vascular, Inc. 595,085
33,973 Merit Medical Systems, Inc.* 2,344,817
2,828 Mesa Laboratories, Inc. 297,138
25,898 Omnicell, Inc.* 1,166,446
41,413 OraSure Technologies, Inc.* 245,579
20,321 Orthofix Medical, Inc.* 261,328
27,596 STAAR Surgical Co.* 1,108,807
37,182 Tandem Diabetes Care, Inc.* 772,270
3,905 UFP Technologies, Inc.* 630,462
21,680 Varex Imaging Corp.* 407,367
14,616,832
Health Care Providers & Services ( 3 .1% ):
46,202 AdaptHealth Corp.* 420,438
8,656 Addus HomeCare Corp.* 737,405
19,071 Agiliti, Inc.* 123,771
21,774 AMN Healthcare Services, Inc.* 1,854,709
23,268 Apollo Medical Holdings, Inc.* 717,818
72,260 Community Health Systems, Inc. 209,554
5,130 CorVel Corp.* 1,008,815
19,453 Cross Country Healthcare, Inc.* 482,240
27,255 Enhabit, Inc.* 306,619
32,296 Ensign Group, Inc. (The) 3,001,267
11,564 Fulgent Genetics, Inc.* 309,221
6,601 ModivCare, Inc.* 207,998
72,793 NeoGenomics, Inc.* 895,354
4,420 OmniAb Operations, Inc.*(a) —
4,420 OmniAb Operations, Inc.*(a) —
43,907 Owens & Minor, Inc.* 709,537
44,598 Pediatrix Medical Group, Inc.* 566,841
68,194 Premier, Inc., Class A 1,466,171
58,684 Privia Health Group, Inc.* 1,349,732

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Health Care Providers & Services, continued
34,613 RadNet, Inc.* $ 975,740
61,516 Select Medical Holdings Corp. 1,554,509
8,155 US Physical Therapy, Inc. 748,058
17,645,797
Health Care REITs ( 0 .4% ):
58,037 CareTrust REIT, Inc. 1,189,758
12,061 Community Healthcare Trust, Inc. 358,212
22,500 LTC Properties, Inc. 722,925
6,946 Universal Health Realty Income Trust 280,827
2,551,722
Health Care Technology ( 0 .7% ):
61,388 Certara, Inc.* 892,582
11,932 HealthStream, Inc. 257,493
31,333 NextGen Healthcare, Inc.* 743,532
31,446 Schrodinger, Inc.* 888,978
8,263 Simulations Plus, Inc. 344,567
62,928 Veradigm, Inc.* 826,874
3,954,026
Hotel & Resort REITs ( 1 .2% ):
126,458 Apple Hospitality REIT, Inc. 1,939,866
26,180 Chatham Lodging Trust 250,542
117,996 DiamondRock Hospitality Co. 947,508
67,583 Pebblebrook Hotel Trust 918,453
95,500 Service Properties Trust 734,395
59,079 Summit Hotel Properties, Inc. 342,658
113,386 Sunstone Hotel Investors, Inc. 1,060,159
59,382 Xenia Hotels & Resorts, Inc. 699,520
6,893,101
Hotels, Restaurants & Leisure ( 2 .0% ):
12,836 BJ's Restaurants, Inc.* 301,133
51,609 Bloomin' Brands, Inc. 1,269,065
24,833 Brinker International, Inc.* 784,474
26,552 Cheesecake Factory, Inc. (The) 804,526
9,422 Chuy's Holdings, Inc.* 335,235
12,992 Cracker Barrel Old Country Store, Inc. 873,062
19,346 Dave & Buster's Entertainment, Inc.* 717,156
9,526 Dine Brands Global, Inc. 471,061
11,685 Golden Entertainment, Inc. 399,393
11,205 Jack in the Box, Inc. 773,817
7,305 Monarch Casino & Resort, Inc. 453,641
18,558 Papa John's International, Inc. 1,266,027
192,083 Sabre Corp.* 862,453
21,490 Shake Shack, Inc., Class A* 1,247,924
41,271 Six Flags Entertainment Corp.* 970,281
11,529,248
Household Durables ( 3 .1% ):
4,331 Cavco Industries, Inc.* 1,150,573
16,267 Century Communities, Inc. 1,086,310
12,890 Ethan Allen Interiors, Inc. 385,411
13,884 Green Brick Partners, Inc.* 576,325
13,694 Installed Building Products, Inc. 1,710,244
15,581 iRobot Corp.* 590,520
24,341 La-Z-Boy, Inc. 751,650
11,022 LGI Homes, Inc.* 1,096,579
15,925 M/I Homes, Inc.* 1,338,337
35,871 MDC Holdings, Inc. 1,478,961
21,339 Meritage Homes Corp. 2,611,680
Shares Value
Common Stocks, continued
Household Durables, continued
225,836 Newell Brands, Inc. $ 2,039,299
72,311 Sonos, Inc.* 933,535
56,111 Tri Pointe Homes, Inc.* 1,534,636
17,284,060
Household Products ( 0 .7% ):
6,360 Central Garden & Pet Co.* 280,730
21,129 Central Garden & Pet Co., Class A* 847,062
39,297 Energizer Holdings, Inc. 1,259,076
7,767 WD-40 Co. 1,578,565
3,965,433
Industrial REITs ( 0 .5% ):
16,292 Innovative Industrial Properties, Inc. 1,232,653
172,027 LXP Industrial Trust 1,531,040
2,763,693
Insurance ( 2 .7% ):
26,371 Ambac Financial Group, Inc.* 318,034
36,807 American Equity Investment Life Holding Co. 1,974,328
11,531 AMERISAFE, Inc. 577,357
33,084 Assured Guaranty, Ltd. 2,002,244
16,223 Employers Holdings, Inc. 648,109
278,561 Genworth Financial, Inc., Class A* 1,632,367
13,931 Goosehead Insurance, Inc., Class A* 1,038,277
3,453 HCI Group, Inc. 187,463
24,954 Horace Mann Educators Corp. 733,149
21,230 James River Group Holdings, Ltd. 325,881
63,278 Lincoln National Corp. 1,562,334
16,941 Mercury General Corp. 474,856
13,996 Palomar Holdings, Inc.* 710,297
30,527 ProAssurance Corp. 576,655
9,132 Safety Insurance Group, Inc. 622,711
51,186 SiriusPoint, Ltd.* 520,562
16,820 Stewart Information Services Corp. 736,716
21,066 Trupanion, Inc.*^ 594,061
12,987 United Fire Group, Inc. 256,493
15,491,894
Interactive Media & Services ( 0 .9% ):
49,407 Cargurus, Inc.* 865,611
34,264 Cars.com, Inc.* 577,691
29,257 QuinStreet, Inc.* 262,435
13,774 Shutterstock, Inc. 524,101
60,348 TripAdvisor, Inc.* 1,000,570
39,723 Yelp, Inc.* 1,652,079
4,882,487
IT Services ( 0 .2% ):
19,941 Perficient, Inc.* 1,153,786
Leisure Products ( 0 .3% ):
9,512 Sturm Ruger & Co., Inc. 495,765
32,337 Vista Outdoor, Inc.* 1,071,002
1,566,767
Life Sciences Tools & Services ( 0 .4% ):
19,022 BioLife Solutions, Inc.* 262,694
55,546 Cytek Biosciences, Inc.* 306,614
50,758 Fortrea Holdings, Inc.* 1,451,171
2,020,479
Machinery ( 4 .9% ):
71,517 3D Systems Corp.* 351,148

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Machinery, continued
5,603 Alamo Group, Inc. $ 968,535
17,723 Albany International Corp., Class A 1,529,140
12,557 Astec Industries, Inc. 591,560
28,245 Barnes Group, Inc. 959,483
11,592 CIRCOR International, Inc.* 646,254
30,311 Enerpac Tool Group Corp. 801,120
11,941 EnPro Industries, Inc. 1,447,130
14,521 ESCO Technologies, Inc. 1,516,573
35,014 Federal Signal Corp. 2,091,386
23,434 Franklin Electric Co., Inc. 2,091,016
17,553 Greenbrier Cos., Inc. (The) 702,120
40,747 Hillenbrand, Inc. 1,724,005
18,399 John Bean Technologies Corp. 1,934,471
46,772 Kennametal, Inc. 1,163,687
5,816 Lindsay Corp. 684,427
33,244 Mueller Industries, Inc. 2,498,619
14,559 Proto Labs, Inc.* 384,358
26,274 SPX Technologies, Inc.* 2,138,704
6,495 Standex International Corp. 946,256
9,838 Tennant Co. 729,488
29,554 Titan International, Inc.* 396,910
46,623 Trinity Industries, Inc. 1,135,270
26,340 Wabash National Corp. 556,301
27,987,961
Marine Transportation ( 0 .3% ):
20,507 Matson, Inc. 1,819,381
Media ( 0 .6% ):
17,471 AMC Networks, Inc., Class A* 205,808
147,817 DISH Network Corp., Class A* 866,208
33,050 E.W. Scripps Co. (The), Class A* 181,114
25,185 John Wiley & Sons, Inc., Class A 936,126
15,889 Scholastic Corp. 606,007
14,708 TechTarget, Inc.* 446,535
15,735 Thryv Holdings, Inc.* 295,346
3,537,144
Metals & Mining ( 1 .9% ):
75,095 ATI, Inc.* 3,090,159
28,650 Carpenter Technology Corp. 1,925,566
27,878 Century Aluminum Co.* 200,443
18,340 Compass Minerals International, Inc. 512,603
6,550 Haynes International, Inc. 304,706
9,192 Kaiser Aluminum Corp. 691,790
11,688 Materion Corp. 1,191,124
5,686 Olympic Steel, Inc. 319,610
42,484 SunCoke Energy, Inc. 431,213
21,491 TimkenSteel Corp.* 466,785
31,831 Warrior Met Coal, Inc. 1,625,927
10,759,926
Mortgage Real Estate Investment
Trusts (REITs) ( 2 .0% ):
82,120 Apollo Commercial Real Estate Finance, Inc. 831,875
77,043 Arbor Realty Trust, Inc.^ 1,169,513
141,988 ARMOUR Residential REIT, Inc.^ 603,449
101,813 Blackstone Mortgage Trust, Inc., Class A^ 2,214,433
40,844 Ellington Financial, Inc.^ 509,325
47,228 Franklin BSP Realty Trust, Inc. 625,299
62,401 Hannon Armstrong Sustainable Infrastructure
Capital, Inc. 1,322,901
Shares Value
Common Stocks, continued
Metals & Mining, continued
28,774 Invesco Mortgage Capital, Inc. $ 288,028
37,360 KKR Real Estate Finance Trust, Inc. 443,463
57,850 New York Mortgage Trust, Inc. 491,146
56,164 PennyMac Mortgage Investment Trust 696,433
97,970 Ready Capital Corp. 990,477
70,700 Redwood Trust, Inc. 504,091
61,070 Two Harbors Investment Corp. 808,567
11,499,000
Multi-Utilities ( 0 .3% ):
41,996 Avista Corp. 1,359,410
8,174 Unitil Corp. 349,112
1,708,522
Office REITs ( 1 .1% ):
108,787 Brandywine Realty Trust 493,893
81,602 Douglas Emmett, Inc. 1,041,242
49,169 Easterly Government Properties, Inc. 562,002
63,899 Highwoods Properties, Inc. 1,316,958
76,669 Hudson Pacific Properties, Inc. 509,849
54,943 JBG SMITH Properties 794,476
37,558 SL Green Realty Corp. 1,400,913
6,119,333
Oil, Gas & Consumable Fuels ( 2 .9% ):
37,438 California Resources Corp. 2,096,902
31,741 Callon Petroleum Co.* 1,241,708
52,942 Comstock Resources, Inc. 583,950
16,403 CONSOL Energy, Inc. 1,720,839
18,942 CVR Energy, Inc. 644,596
18,041 Dorian LPG, Ltd. 518,318
33,450 Green Plains, Inc.* 1,006,845
48,240 Northern Oil and Gas, Inc. 1,940,695
32,406 Par Pacific Holdings, Inc.* 1,164,672
7,927 REX American Resources Corp.* 322,787
68,487 SM Energy Co. 2,715,510
55,292 Talos Energy, Inc.* 909,001
9,348 Vital Energy, Inc.* 518,066
34,594 World Kinect Corp. 775,943
16,159,832
Paper & Forest Products ( 0 .3% ):
9,360 Clearwater Paper Corp.* 339,300
27,163 Mercer International, Inc. 233,058
20,069 Sylvamo Corp. 881,832
1,454,190
Passenger Airlines ( 0 .6% ):
8,720 Allegiant Travel Co. 670,219
30,199 Hawaiian Holdings, Inc.* 191,160
198,059 JetBlue Airways Corp.* 911,071
24,855 SkyWest, Inc.* 1,042,419
23,306 Sun Country Airlines Holdings, Inc.* 345,861
3,160,730
Personal Care Products ( 1 .3% ):
28,496 Edgewell Personal Care Co. 1,053,212
31,052 elf Beauty, Inc.* 3,410,441
10,362 Inter Parfums, Inc. 1,392,031
6,345 Medifast, Inc. 474,924
30,491 Nu Skin Enterprises, Inc., Class A 646,714

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Personal Care Products, continued
5,323 USANA Health Sciences, Inc.* $ 311,981
7,289,303
Pharmaceuticals ( 1 .5% ):
21,508 Amphastar Pharmaceuticals, Inc.* 989,153
9,045 ANI Pharmaceuticals, Inc.* 525,153
19,145 Collegium Pharmaceutical, Inc.* 427,891
51,787 Corcept Therapeutics, Inc.* 1,410,937
19,148 Harmony Biosciences Holdings, Inc.* 627,480
28,009 Innoviva, Inc.* 363,837
9,217 Ligand Pharmaceuticals, Inc.* 552,282
25,691 Pacira BioSciences, Inc.* 788,200
10,992 Phibro Animal Health Corp., Class A 140,368
28,023 Prestige Consumer Healthcare, Inc.* 1,602,635
31,328 Supernus Pharmaceuticals, Inc.* 863,713
8,291,649
Professional Services ( 1 .2% ):
17,699 CSG Systems International, Inc. 904,773
5,928 Forrester Research, Inc.* 171,319
10,578 Heidrick & Struggles International, Inc. 264,662
18,310 Kelly Services, Inc., Class A 333,059
31,817 Korn Ferry 1,509,399
6,723 NV5 Global, Inc.* 646,954
18,497 Resources Connection, Inc. 275,790
16,760 TrueBlue, Inc.* 245,869
12,846 TTEC Holdings, Inc. 336,822
97,710 Verra Mobility Corp.* 1,827,177
6,515,824
Real Estate Management & Development ( 0 .7% ):
62,843 Anywhere Real Estate, Inc.* 404,080
86,101 Cushman & Wakefield plc* 656,090
44,209 eXp World Holdings, Inc. 717,954
68,708 Kennedy-Wilson Holdings, Inc. 1,012,756
11,462 Marcus & Millichap, Inc. 336,295
20,343 St Joe Co. (The) 1,105,235
4,232,410
Residential REITs ( 0 .4% ):
8,021 Centerspace 483,345
46,817 Elme Communities 638,584
12,094 NexPoint Residential Trust, Inc. 389,185
43,911 Veris Residential, Inc. 724,532
2,235,646
Retail REITs ( 1 .9% ):
53,612 Acadia Realty Trust 769,332
25,399 Getty Realty Corp. 704,314
129,686 Macerich Co. (The) 1,414,874
69,286 Phillips Edison & Co., Inc. 2,323,853
69,210 Retail Opportunity Investments Corp. 856,820
47,136 RPT Realty 497,756
6,769 Saul Centers, Inc. 238,743
108,819 SITE Centers Corp. 1,341,738
60,757 Tanger Factory Outlet Centers, Inc. 1,373,108
66,358 Urban Edge Properties 1,012,623
19,838 Whitestone REIT 191,040
10,724,201
Semiconductors & Semiconductor Equipment ( 4 .2% ):
12,508 Alpha & Omega Semiconductor, Ltd.* 373,239
18,897 Axcelis Technologies, Inc.* 3,081,156
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
12,229 CEVA, Inc.* $ 237,120
25,628 Cohu, Inc.* 882,628
26,982 Diodes, Inc.* 2,127,261
44,429 FormFactor, Inc.* 1,552,349
15,626 Ichor Holdings, Ltd.* 483,781
32,524 Kulicke & Soffa Industries, Inc. 1,581,642
42,133 MaxLinear, Inc., Class A* 937,459
28,210 Onto Innovation, Inc.* 3,597,339
16,318 PDF Solutions, Inc.* 528,703
34,463 Photronics, Inc.* 696,497
62,466 Rambus, Inc.* 3,484,978
35,653 Semtech Corp.* 918,065
9,766 SiTime Corp.* 1,115,766
27,940 SMART Global Holdings, Inc.* 680,339
24,253 Ultra Clean Holdings, Inc.* 719,587
30,998 Veeco Instruments, Inc.* 871,354
23,869,263
Software ( 2 .7% ):
39,887 A10 Networks, Inc. 599,502
61,116 Adeia, Inc. 652,719
11,559 Agilysys, Inc.* 764,743
29,344 Alarm.com Holdings, Inc.* 1,794,092
23,725 Cerence, Inc.* 483,278
10,745 Consensus Cloud Solutions, Inc.* 270,559
52,129 Digital Turbine, Inc.* 315,381
73,316 DoubleVerify Holdings, Inc.* 2,049,182
14,519 Ebix, Inc. 143,448
15,076 InterDigital, Inc. 1,209,698
38,342 LiveRamp Holdings, Inc.* 1,105,783
40,762 N-able, Inc.* 525,830
19,453 OneSpan, Inc.* 209,120
25,545 Progress Software Corp. 1,343,156
21,341 SPS Commerce, Inc.* 3,640,988
25,300 Xperi, Inc.* 249,458
15,356,937
Specialized REITs ( 0 .6% ):
51,772 Four Corners Property Trust, Inc. 1,148,821
86,563 Outfront Media, Inc. 874,286
26,502 Safehold, Inc. 471,736
140,764 Uniti Group, Inc. 664,406
3,159,249
Specialty Retail ( 4 .7% ):
28,718 Abercrombie & Fitch Co., Class A* 1,618,834
43,993 Academy Sports & Outdoors, Inc. 2,079,549
34,290 Advance Auto Parts, Inc. 1,917,840
108,171 American Eagle Outfitters, Inc. 1,796,720
3,294 America's Car-Mart, Inc.* 299,721
11,866 Asbury Automotive Group, Inc.* 2,730,011
17,205 Boot Barn Holdings, Inc.* 1,396,874
15,846 Buckle, Inc. (The) 529,098
19,669 Caleres, Inc. 565,680
65,697 Chico's FAS, Inc.* 491,414
29,061 Designer Brands, Inc., Class A 367,912
46,875 Foot Locker, Inc.^ 813,281
8,324 Group 1 Automotive, Inc. 2,236,742
16,593 Guess?, Inc. 359,073
6,782 Haverty Furniture Cos., Inc. 195,186
7,314 Hibbett, Inc. 347,488

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of September 30, 2023 .
Shares Value
Common Stocks, continued
Specialty Retail, continued
103,032 Leslie's, Inc.* $ 583,161
10,388 MarineMax, Inc.* 340,934
17,091 Monro, Inc. 474,617
44,291 National Vision Holdings, Inc.* 716,628
19,022 ODP Corp. (The)* 877,865
58,155 Sally Beauty Holdings, Inc.* 487,339
9,425 Shoe Carnival, Inc. 226,483
26,190 Signet Jewelers, Ltd. 1,880,704
11,934 Sleep Number Corp.* 293,457
9,136 Sonic Automotive, Inc., Class A 436,335
26,286 Upbound Group, Inc. 774,123
32,430 Urban Outfitters, Inc.* 1,060,137
43,989 Victoria's Secret & Co.* 733,736
26,630,942
Technology Hardware, Storage & Peripherals ( 0 .3% ):
19,336 Avid Technology, Inc.* 519,558
23,580 Corsair Gaming, Inc.* 342,618
69,722 Xerox Holdings Corp. 1,093,938
1,956,114
Textiles, Apparel & Luxury Goods ( 1 .0% ):
23,202 G-III Apparel Group, Ltd.* 578,194
204,706 Hanesbrands, Inc. 810,636
28,806 Kontoor Brands, Inc. 1,264,872
9,932 Movado Group, Inc. 271,640
8,234 Oxford Industries, Inc. 791,534
41,544 Steven Madden, Ltd. 1,319,853
45,306 Wolverine World Wide, Inc. 365,166
5,401,895
Tobacco ( 0 .3% ):
14,709 Universal Corp. 694,412
77,613 Vector Group, Ltd. 825,802
1,520,214
Trading Companies & Distributors ( 1 .7% ):
22,384 Applied Industrial Technologies, Inc. 3,460,790
23,122 Boise Cascade Co. 2,382,491
Shares Value
Common Stocks, continued
Trading Companies & Distributors, continued
7,087 DXP Enterprises, Inc.* $ 247,620
23,541 GMS, Inc.* 1,505,918
58,811 NOW, Inc.* 698,086
7,872 Veritiv Corp. 1,329,581
9,624,486
Water Utilities ( 0 .8% ):
21,386 American States Water Co. 1,682,651
33,272 California Water Service Group 1,574,098
9,172 Middlesex Water Co. 607,645
15,330 SJW Group 921,486
4,785,880
Wireless Telecommunication Services ( 0 .4% ):
34,205 Gogo, Inc.* 408,066
27,698 Shenandoah Telecommunications Co. 570,856
56,656 Telephone and Data Systems, Inc. 1,037,371
2,016,293
Total Common Stocks (Cost $442,861,078) 558,651,318
Short-Term Security Held as Collateral for Securities on Loan
( 1 .2% ):
$ 6,836,051 BlackRock Liquidity FedFund, Institutional Class,
4.36%(b)(c) 6,836,051
Total Short-Term Security Held as Collateral for Securities on Loan
(Cost $6,836,051) 6,836,051
Unaffiliated Investment Company ( 0 .7% ):
Money Markets ( 0 .7% ):
3,892,719 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 5.24%(c) 3,892,719
Total Unaffiliated Investment Company (Cost $3,892,719) 3,892,719
Total Investment Securities
(Cost $453,589,848) — 100.7% 569,380,088
Net other assets (liabilities) — (0.7)% (3,772,452)
Net Assets — 100.0% $ 565,607,636
REIT - Real Estate Investment Trust
* Non-income producing security.
^ This security or a partial position of this security was on loan as of September 30, 2023. The total value of securities on loan as of September 30, 2023 was $6,710,974.
(a) Security was valued using significant unobservable inputs as of September 30, 2023.
(b) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2023.
(c) The rate represents the effective yield at September 30, 2023.
Amounts shown as “—“ are either $0 or round to less than $1.
Futures Contracts
At September 30, 2023, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
Russell 2000 Mini Index December Futures (U.S. Dollar) 12/15/23 78 $ 7,014,540 $ (165,980)
$ (165,980)

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks ( 65 .4% ):
Aerospace & Defense ( 0 .8% ):
119,405 RTX Corp. $ 8,593,578
Automobile Components ( 0 .4% ):
92,589 Mobileye Global, Inc., Class A*^ 3,847,073
Banks ( 0 .6% ):
54,716 PNC Financial Services Group, Inc. (The) 6,717,483
Beverages ( 0 .6% ):
207,445 Keurig Dr Pepper, Inc. 6,549,039
Biotechnology ( 2 .2% ):
82,541 AbbVie, Inc. 12,303,561
38,684 Biogen, Inc.* 9,942,175
7,928 Karuna Therapeutics, Inc.* 1,340,546
23,586,282
Broadline Retail ( 2 .5% ):
205,570 Amazon.com, Inc.* 26,132,058
Capital Markets ( 3 .3% ):
13,336 CME Group, Inc. 2,670,134
20,700 Goldman Sachs Group, Inc. (The) 6,697,899
128,573 Intercontinental Exchange, Inc. 14,145,601
134,947 KKR & Co., Inc., Class A 8,312,735
6,190 S&P Global, Inc. 2,261,888
34,088,257
Chemicals ( 0 .9% ):
25,290 Linde plc 9,416,731
Commercial Services & Supplies ( 2 .0% ):
1,560,783 Aurora Innovation, Inc.* 3,667,840
11,758 Republic Services, Inc. 1,675,633
115,710 Waste Connections, Inc. 15,539,853
20,883,326
Electric Utilities ( 3 .0% ):
399,408 Exelon Corp. 15,093,628
282,680 Xcel Energy, Inc. 16,174,950
31,268,578
Electrical Equipment ( 0 .7% ):
49,255 AMETEK, Inc. 7,277,919
Electronic Equipment, Instruments & Components ( 1 .2% ):
8,236 TE Connectivity, Ltd. 1,017,393
29,419 Teledyne Technologies, Inc.* 12,020,015
13,037,408
Financial Services ( 2 .4% ):
35,500 Mastercard, Inc., Class A 14,054,805
49,300 Visa, Inc., Class A 11,339,493
25,394,298
Health Care Equipment & Supplies ( 3 .4% ):
84,961 Becton Dickinson & Co. 21,964,968
66,601 GE HealthCare Technologies, Inc. 4,531,532
16,400 Stryker Corp. 4,481,628
23,759 Teleflex, Inc. 4,666,505
35,644,633
Health Care Providers & Services ( 3 .4% ):
11,600 Humana, Inc. 5,643,632
59,846 UnitedHealth Group, Inc. 30,173,755
35,817,387
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure ( 2 .5% ):
49,785 Hilton Worldwide Holdings, Inc. $ 7,476,712
7,364 Starbucks Corp. 672,112
141,217 Yum! Brands, Inc. 17,643,652
25,792,476
Industrial Conglomerates ( 0 .5% ):
43,694 General Electric Co. 4,830,372
Insurance ( 0 .6% ):
34,790 Marsh & McLennan Cos., Inc. 6,620,537
Interactive Media & Services ( 3 .7% ):
229,981 Alphabet, Inc., Class A* 30,095,314
27,206 Meta Platforms, Inc., Class A* 8,167,513
38,262,827
Life Sciences Tools & Services ( 5 .8% ):
462,978 Avantor, Inc.* 9,759,577
71,039 Danaher Corp. 17,624,776
172,366 Revvity, Inc. 19,080,916
28,701 Thermo Fisher Scientific, Inc. 14,527,585
60,992,854
Machinery ( 3 .4% ):
301,416 Fortive Corp. 22,353,011
210,174 Ingersoll Rand, Inc. 13,392,287
35,745,298
Multi-Utilities ( 3 .5% ):
211,499 Ameren Corp. 15,826,470
219,041 CenterPoint Energy, Inc. 5,881,251
100,287 DTE Energy Co. 9,956,493
61,782 WEC Energy Group, Inc. 4,976,540
36,640,754
Oil, Gas & Consumable Fuels ( 1 .8% ):
127,760 Canadian Natural Resources, Ltd. 8,262,239
84,300 Chesapeake Energy Corp. 7,269,189
25,653 EOG Resources, Inc. 3,251,774
18,783,202
Pharmaceuticals ( 0 .9% ):
16,900 Eli Lilly & Co. 9,077,497
Professional Services ( 1 .2% ):
42,979 Equifax, Inc. 7,872,893
67,977 TransUnion 4,880,069
12,752,962
Semiconductors & Semiconductor Equipment ( 3 .9% ):
51,600 Analog Devices, Inc. 9,034,644
33,200 NVIDIA Corp. 14,441,668
43,177 NXP Semiconductors NV 8,631,946
53,346 Texas Instruments, Inc. 8,482,547
40,590,805
Software ( 7 .9% ):
16,245 Intuit, Inc. 8,300,220
153,216 Microsoft Corp. 48,377,952
48,763 PTC, Inc.* 6,908,742
24,433 Roper Technologies, Inc. 11,832,413
36,832 Salesforce, Inc.* 7,468,793
82,888,120

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Specialized REITs ( 0 .2% ):
10,700 SBA Communications Corp. $ 2,141,819
Technology Hardware, Storage & Peripherals ( 2 .1% ):
127,824 Apple, Inc. 21,884,747
Total Common Stocks (Cost $594,654,613) 685,258,320
Preferred Stocks ( 0 .4% ):
Capital Markets ( 0 .0%
†
):
3,600 Charles Schwab Corp. (The), Series D, 24.44%,
11/14/19 87,660
Electric Utilities ( 0 .1% ):
45,323 SCE Trust IV, Series J, 3.56%, 12/31/49 939,093
Multi-Utilities ( 0 .3% ):
56,450 CMS Energy Corp., 2.16%, 10/15/78 1,273,512
46,853 CMS Energy Corp., 2.11%, 3/1/79 1,079,493
15,421 NiSource, Inc., Series B, 3.11%, 11/21/19 387,067
2,740,072
Total Preferred Stocks (Cost $4,191,175) 3,766,825
Principal Amount
Asset Backed Securities ( 0 .1% ):
$ 622,425 Domino's Pizza Master Issuer LLC, Class A2, Series
2019-1A, 3.67%, 10/25/49, Callable 10/25/26 @
100(a) 538,978
813,645 Domino's Pizza Master Issuer LLC, Class A23,
Series 2018-1A, 4.12%, 7/25/47, Callable 7/25/24
@ 100(a) 751,056
Total Asset Backed Securities (Cost $1,427,578) 1,290,034
Bank Loans ( 12 .4% ):
Airlines ( 0 .2% ):
1,594,076 SkyMiles IP Ltd. Initial Term Loan, 9.07% (Term
SOFR+375bps ), 10/20/27 1,649,279
Building Products ( 0 .7% ):
2,043,142 Filtration Group Corporation 2021 Incremental Term
Loan, 8.82% (Term SOFR+350bps ), 10/21/28 2,033,355
3,698,997 Filtration Group Corporation 2023 Extended
Dollar Term Loan, 9.57% (Term SOFR+425bps ),
10/21/28 3,700,551
2,023,589 Filtration Group Corporation 2023 Extended
Euro Term Loan, 5.43% (EURIBOR RFR+0bps ),
10/21/28 2,121,326
7,855,232
Capital Markets ( 0 .0%
†
):
162,186 Woof Holdings, Inc. Initial First Lien Term Loan,
9.07% (Term SOFR+375bps ), 12/21/27 127,965
Chemicals ( 1 .3% ):
4,320,568 USI, Inc. 2021 New Term Loan, 8.57% (Term
SOFR+325bps ), 12/2/26 4,316,247
3,866,210 USI, Inc. 2022 New Term Loan, 9.07% (Term
SOFR+375bps ), 11/22/29 3,861,378
3,879,923 USI, Inc. Term Loan B 1L, 5.43% (LIBOR+0bps ),
9/13/30 3,867,003
1,333,309 USI, Inc. Term Loan B1L Bankdebt, 5.43%
(LIBOR+0bps ), 9/13/30 1,329,416
13,374,044
Principal Amount Value
Bank Loans, continued
Consumer Discretionary Services ( 0 .3% ):
$ 2,707,046 IRB Holding Corp. 2022 Replacement Term B Loan,
8.32% (Term SOFR+300bps ), 12/15/27 $ 2,694,539
Diversified Consumer Services ( 0 .3% ):
3,129,118 Loire UK Midco 3 Limited Facility B, 8.57% (Term
SOFR+325bps ), 4/21/27 3,070,447
531,137 Loire UK Midco 3 Limited Facility B2, 9.07% (Term
SOFR+375bps ), 4/21/27 523,170
3,593,617
Electric Utilities ( 0 .6% ):
4,656,866 Alliant Holdings I LLC TLB-4 New Term Loan, 8.93%
(LIBOR+350bps ), 11/5/27 4,644,758
2,180,433 Alliant Holdings Intermediate, LLC TLB-5 New Term
Loan, 8.82% (Term SOFR+350bps ), 11/5/27 2,175,658
6,820,416
Electrical Equipment ( 0 .0%
†
):
217,492 Quartz Acquireco LLC Term Loan, 8.82% (Term
SOFR+350bps ), 6/28/30 216,948
Financial Services ( 2 .6% ):
1,542,681 Azalea TopCo, Inc. 2021 First Lien Term Loan,
9.07% (Term SOFR+375bps ), 7/24/26 1,484,831
834,308 Azalea TopCo, Inc. 2022 Incremental First Lien Term
Loan, 9.07% (Term SOFR+375bps ), 7/24/26 801,194
4,854,929 Azalea TopCo, Inc. Initial First Lien Term Loan,
8.82% (Term SOFR+350bps ), 7/24/26 4,661,946
1,845,359 Hub International Limited 2022 Incremental Term
Loan, 9.32% (Term SOFR+400bps ), 11/10/29 1,846,614
17,409,000 HUB International Limited 2023 Refinancing Term
Loan, 9.57% (Term SOFR+425bps ), 6/20/30 17,438,073
722,801 Trans Union LLC 2019 Replacement Term B-5 Loan,
7.07% (Term SOFR+175bps ), 11/16/26 721,594
26,954,252
Health Care Providers & Services ( 0 .8% ):
1,579,047 ADMI Corp. Amendment No. 4 Refinancing Term
Loan, 8.70% (Term SOFR+337.5bps ), 12/23/27 1,460,619
2,952,922 ADMI Corp. Amendment No. 5 Incremental Term
Loan, 9.07% (Term SOFR+375bps ), 12/23/27 2,749,377
856,233 ADMI Corp. Initial Term Loan, 8.32% (Term
SOFR+300bps ), 4/30/25 839,571
3,832,129 Heartland Dental LLC 2023 New Term Loan,
10.32% (Term SOFR+500bps ), 4/28/28 3,787,446
8,837,013
Hotels, Restaurants & Leisure ( 0 .4% ):
701,998 1011778 B.C. Unlimited Liability Company Term B-5
Loan, 7.57% (Term SOFR+225bps ), 9/23/30 699,491
3,060,752 Hilton Worldwide Refinanced Series B-2 Term Loan,
7.07% (Term SOFR+175bps ), 6/22/26 3,057,600
3,757,091
Insurance ( 0 .9% ):
201,262 AssuredPartners, Inc. 2021 Term Loan, 8.82%
(Term SOFR+350bps ), 2/12/27 201,010
362,494 AssuredPartners, Inc. 2022 February Refinancing
Term Loan, 8.82% (Term SOFR+350bps ), 2/12/27 361,476
755,317 AssuredPartners, Inc. 2022 Term Loan, 8.82%
(Term SOFR+350bps ), 2/12/27 752,718
1,972,107 AssuredPartners, Inc. Term Loan B4 1L Bankdebt,
5.43% (LIBOR+0bps ), 2/13/27 1,972,107

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Bank Loans, continued
Insurance, continued
$ 1,082,264 BroadStreet Partners, Inc. Initial Term B Loan,
9.32% (Term SOFR+400bps ), 1/27/29 $ 1,080,911
423,081 BroadStreet Partners, Inc. Initial Term Loan, 8.32%
(Term SOFR+300bps ), 1/27/27 420,678
3,822,704 HIG Finance 2 Limited 2021 Dollar Refinancing Term
Loan, 8.68% (LIBOR+325bps ), 11/12/27 3,806,457
1,117,593 Ryan Specialty Group, LLC Initial Term Loan, 8.32%
(Term SOFR+300bps ), 9/1/27 1,116,397
9,711,754
Life Sciences Tools & Services ( 0 .1% ):
1,106,057 Avantor Funding, Inc. 2021 Incremental B-5 Dollar
Term Loan, 7.57% (Term SOFR+225bps ), 11/8/27 1,104,553
Media ( 0 .2% ):
851,870 Charter Communications Operating LLC Term B-2
Loan, 7.07% (Term SOFR+175bps ), 2/1/27 850,490
1,288,740 Charter Communications Operating, LLC Term B-1
Loan, 7.07% (Term SOFR+175bps ), 4/30/25 1,289,010
2,139,500
Pharmaceuticals ( 0 .3% ):
2,857,380 Sunshine Luxembourg VII S.a r.l. Facility B3, 9.07%
(Term SOFR+375bps ), 10/1/26 2,851,036
Software ( 2 .3% ):
1,470,149 Applied Systems, Inc. 2021 Second Lien Term Loan,
12.07% (Term SOFR+675bps ), 9/17/27 1,472,295
6,411,319 Applied Systems, Inc. 2026 First Lien Term Loan,
9.82% (Term SOFR+450bps ), 9/18/26 6,424,462
4,756,339 RealPage, Inc. Initial First Lien Term Loan, 8.32%
(Term SOFR+300bps ), 4/24/28 4,696,885
200,000 RealPage, Inc. Initial Second Lien Loan, 11.82%
(Term SOFR+650bps ), 4/23/29 200,250
512,554 Sophia, L.P. 2022 Incremental First Lien Term B-1
Loan, 9.31% (SOFR+400bps ), 10/7/27 509,350
1,787,792 Sophia, L.P. First Lien Term Loan B, 8.82% (Term
SOFR+350bps ), 10/7/27 1,782,214
8,728,836 UKG Inc. 2021-2 Incremental Term Loan First Lien,
8.57% (Term SOFR+325bps ), 5/4/26 8,697,063
23,782,519
Software & Tech Services ( 0 .5% ):
4,501,115 Athenahealth Group, Inc. Initial Term Loan, 8.57%
(Term SOFR+350bps ), 2/15/29 4,409,697
843,072 Storable, Inc. Initial First Lien Term Loan, 8.82%
(Term SOFR+350bps ), 4/17/28 835,097
5,244,794
Sovereign Bond ( 0 .4% ):
4,341,007 Mileage Plus Holdings LLC Initial Term Loan,
10.57% (Term SOFR+525bps ), 6/21/27 4,504,272
Specialty Retail ( 0 .3% ):
1,407,617 PetVet Care Centers, LLC 2018 First Lien Term
Loan, 8.57% (Term SOFR+325bps ), 2/14/25 1,399,411
1,457,703 PetVet Care Centers, LLC 2021 First Lien
Replacement Term Loan, 8.82% (Term
SOFR+350bps ), 2/14/25 1,449,685
355,016 PetVet Care Centers, LLC Initial First Lien Term
Loan, 8.07% (Term SOFR+275bps ), 2/14/25 352,687
Principal Amount Value
Bank Loans, continued
Specialty Retail, continued
$ 115,000 PetVet Care Centers, LLC Initial Second Lien Term
Loan, 11.57% (Term SOFR+625bps ), 2/13/26 $ 113,620
3,315,403
Technology Hardware, Storage & Peripherals ( 0 .0%
†
):
136,070 Epicor Software Corporation Term Loan 1 Loan,
5.43% (LIBOR+0bps ), 7/31/27 136,104
Telecommunications ( 0 .2% ):
1,686,669 SBA Senior Finance II LLC Initial Term Loan, 7.07%
(Term SOFR+175bps ), 4/11/25 1,684,932
Total Bank Loans (Cost $130,460,135) 130,355,263
Corporate Bonds ( 10 .0% ):
Aerospace & Defense ( 0 .2% ):
76,000 Howmet Aerospace, Inc., 5.90%, 2/1/27 74,575
570,000 Howmet Aerospace, Inc., 3.00%, 1/15/29, Callable
11/15/28 @ 100 480,937
904,000 TransDigm, Inc., 6.25%, 3/15/26, Callable 11/6/23
@ 101.56(a) 889,310
976,000 TransDigm, Inc., 5.50%, 11/15/27, Callable 11/6/23
@ 102.75 915,000
2,359,822
Air Freight & Logistics ( 0 .1% ):
1,150,000 Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%,
10/20/28(a) 1,088,703
Automobile Components ( 0 .3% ):
467,000 Clarios Global LP, 6.75%, 5/15/25, Callable 11/6/23
@ 101.69(a) 464,081
643,000 Clarios Global LP/Clarios US Finance Co., 6.25%,
5/15/26, Callable 11/6/23 @ 101.56(a) 628,533
1,735,000 Clarios Global LP/Clarios US Finance Co., 8.50%,
5/15/27, Callable 11/6/23 @ 102.13(a) 1,732,831
2,825,445
Building Products ( 0 .0%
†
):
280,000 Lennox International, Inc., 3.00%, 11/15/23,
Callable 11/6/23 @ 100 278,931
Capital Markets ( 0 .4% ):
152,000 Intercontinental Exchange, Inc., 4.00%, 9/15/27,
Callable 8/15/27 @ 100 143,704
893,000 MSCI, Inc., 4.00%, 11/15/29, Callable 11/15/24
@ 102(a) 784,724
1,637,000 MSCI, Inc., 3.63%, 9/1/30, Callable 3/1/25 @
101.81(a) 1,368,941
1,010,000 MSCI, Inc., 3.88%, 2/15/31, Callable 6/1/25 @
101.94(a) 852,187
932,000 MSCI, Inc., 3.63%, 11/1/31, Callable 11/1/26 @
101.81(a) 761,910
676,000 MSCI, Inc., 3.25%, 8/15/33, Callable 8/15/27 @
101.63(a) 520,520
4,431,986
Containers & Packaging ( 0 .1% ):
1,225,000 Ball Corp., 6.00%, 6/15/29, Callable 5/15/26 @ 103 1,191,313
Diversified Consumer Services ( 0 .1% ):
605,000 Service Corp. International, 3.38%, 8/15/30,
Callable 8/15/25 @ 101.69 487,781

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Diversified REITs ( 0 .1% ):
$ 1,355,000 SBA Communications Corp., 3.13%, 2/1/29, Callable
2/1/24 @ 101.56 $ 1,128,038
Electric Utilities ( 0 .5% ):
1,819,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co-Issuer, 6.75%, 10/15/27, Callable 11/6/23 @
101.69(a) 1,691,670
385,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co-Issuer, 4.25%, 10/15/27, Callable 11/6/23 @
102.13(a) 344,575
3,262,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co-Issuer, 6.75%, 4/15/28, Callable 4/15/25 @
103.38(a) 3,147,830
626,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co-Issuer, 5.88%, 11/1/29, Callable 11/1/24 @
102.94(a) 543,055
5,727,130
Electrical Equipment ( 0 .2% ):
1,006,000 Sensata Technologies BV, 4.00%, 4/15/29, Callable
4/15/24 @ 102(a) 860,130
403,000 Sensata Technologies BV, 5.88%, 9/1/30, Callable
9/1/25 @ 102.94(a) 372,775
290,000 Sensata Technologies, Inc., 4.38%, 2/15/30,
Callable 11/15/29 @ 100(a) 249,038
743,000 Sensata Technologies, Inc., 3.75%, 2/15/31,
Callable 2/15/26 @ 101.88(a) 599,972
2,081,915
Entertainment ( 0 .0%
†
):
100,000 Live Nation Entertainment, Inc., 4.88%, 11/1/24,
Callable 11/6/23 @ 100(a) 98,250
Financial Services ( 1 .2% ):
510,000 AmWINS Group, Inc., 4.88%, 6/30/29, Callable
6/30/24 @ 102.44(a) 444,975
876,000 HUB International, Ltd., 5.63%, 12/1/29, Callable
12/1/24 @ 102.81(a) 761,025
10,979,000 HUB International, Ltd., 7.25%, 6/15/30, Callable
6/15/26 @ 103.63(a) 10,937,829
12,143,829
Health Care Equipment & Supplies ( 0 .1% ):
574,000 Hologic, Inc., 3.25%, 2/15/29, Callable 11/6/23 @
101.63(a) 485,030
745,000 Teleflex, Inc., 4.63%, 11/15/27, Callable 10/23/23
@ 102.31 682,606
130,000 Teleflex, Inc., 4.25%, 6/1/28, Callable 11/6/23 @
102.13(a) 115,863
1,283,499
Health Care Providers & Services ( 0 .5% ):
1,275,000 Hadrian Merger Sub, Inc., 8.50%, 5/1/26, Callable
11/6/23 @ 100(a) 1,204,875
1,068,000 Heartland Dental LLC/Heartland Dental Finance
Corp., 10.50%, 4/30/28, Callable 5/15/25 @
105.25(a) 1,072,005
1,419,000 IQVIA, Inc., 5.70%, 5/15/28, Callable 4/15/28 @
100(a) 1,376,430
355,000 IQVIA, Inc., 6.50%, 5/15/30, Callable 5/15/26 @
103.25(a) 348,788
Principal Amount Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$ 714,000 Surgery Center Holdings, Inc., 10.00%, 4/15/27,
Callable 11/6/23 @ 102.5(a) $ 722,032
4,724,130
Hotels, Restaurants & Leisure ( 2 .7% ):
1,438,000 Cedar Fair LP, 5.25%, 7/15/29, Callable 7/15/24
@ 102.63 1,249,263
1,301,000 Cedar Fair LP/Canada's Wonderland Co./Magnum
Management Corp./Millennium Op, 5.50%, 5/1/25,
Callable 11/6/23 @ 101.38(a) 1,271,727
2,088,000 Cedar Fair LP/Canada's Wonderland Co./Magnum
Management Corp./Millennium Op, 5.38%, 4/15/27,
Callable 11/6/23 @ 101.79 1,952,280
1,386,500 Cedar Fair LP/Canada's Wonderland Co./Magnum
Management Corp./Millennium Op, 6.50%, 10/1/28,
Callable 10/23/23 @ 103.25 1,315,442
1,113,000 Hilton Domestic Operatin, 5.75%, 5/1/28, Callable
11/6/23 @ 102.88(a) 1,075,436
501,000 Hilton Domestic Operating Co., Inc., 5.38%, 5/1/25,
Callable 10/16/23 @ 101.34(a) 492,232
1,173,000 Hilton Domestic Operating Co., Inc., 3.75%, 5/1/29,
Callable 5/1/24 @ 101.88(a) 1,010,246
1,037,000 Hilton Domestic Operating Co., Inc., 4.88%,
1/15/30, Callable 1/15/25 @ 102.44 944,966
1,695,000 Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31,
Callable 5/1/26 @ 102(a) 1,419,563
1,294,000 Hilton Domestic Operating Co., Inc., 3.63%,
2/15/32, Callable 8/15/26 @ 101.81(a) 1,043,288
349,000 Hilton Worldwide Finance LLC/Hilton Worldwide
Finance Corp., 4.88%, 4/1/27, Callable 10/23/23
@ 101.22 332,422
2,736,000 KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell
of America LLC, 4.75%, 6/1/27, Callable 11/6/23
@ 101.58(a) 2,606,040
1,273,000 Life Time, Inc., 5.75%, 1/15/26, Callable 11/6/23
@ 102.88(a) 1,228,445
2,290,000 Six Flags Entertainment Corp., 5.50%, 4/15/27,
Callable 11/6/23 @ 101.83(a) 2,118,250
737,000 Six Flags Theme Parks, Inc., 7.00%, 7/1/25, Callable
11/6/23 @ 101.75(a) 735,158
383,000 Vail Resorts, Inc., 6.25%, 5/15/25, Callable 11/6/23
@ 101.56(a) 380,127
1,021,000 Yum! Brands, Inc., 4.75%, 1/15/30, Callable
10/15/29 @ 100(a) 912,519
1,183,000 Yum! Brands, Inc., 3.63%, 3/15/31, Callable
12/15/30 @ 100 975,975
2,242,000 Yum! Brands, Inc., 4.63%, 1/31/32, Callable
10/1/26 @ 102.31 1,942,133
2,468,000 Yum! Brands, Inc., 5.38%, 4/1/32, Callable 4/1/27
@ 102.69 2,239,710
687,000 Yum! Brands, Inc., 6.88%, 11/15/37 693,870
2,100,000 Yum! Brands, Inc., 5.35%, 11/1/43, Callable 5/1/43
@ 100 1,842,750
27,781,842
Insurance ( 1 .0% ):
723,000 BroadStreet Partners, Inc., 5.88%, 4/15/29, Callable
4/15/24 @ 102.94(a) 638,048
6,599,000 HUB International, Ltd., 7.00%, 5/1/26, Callable
10/16/23 @ 100(a) 6,566,005

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Insurance, continued
$ 293,000 Ryan Specialty Group LLC, 4.38%, 2/1/30, Callable
2/1/25 @ 102.19(a) $ 255,642
2,515,000 USI, Inc., 6.88%, 5/1/25, Callable 11/6/23 @ 100(a) 2,492,994
9,952,689
IT Services ( 0 .2% ):
616,000 Booz Allen Hamilton, Inc., 3.88%, 9/1/28, Callable
11/6/23 @ 101.94(a) 550,550
379,000 Booz Allen Hamilton, Inc., 4.00%, 7/1/29, Callable
7/1/24 @ 102(a) 335,889
345,000 Booz Allen Hamilton, Inc., 5.95%, 8/4/33, Callable
5/4/33 @ 100 336,375
324,000 Gartner, Inc., 4.50%, 7/1/28, Callable 11/6/23 @
102.25(a) 295,650
848,000 Gartner, Inc., 3.63%, 6/15/29, Callable 6/15/24 @
101.81(a) 727,160
341,000 Gartner, Inc., 3.75%, 10/1/30, Callable 10/1/25 @
101.88(a) 286,013
2,531,637
Life Sciences Tools & Services ( 0 .6% ):
2,585,000 Avantor Funding, Inc., 4.63%, 7/15/28, Callable
11/6/23 @ 102.31(a) 2,352,350
2,321,000 Avantor Funding, Inc., 3.88%, 11/1/29, Callable
11/1/24 @ 101.94(a) 1,987,356
283,000 Charles River Laboratories International, Inc.,
4.25%, 5/1/28, Callable 10/23/23 @ 102.13(a) 253,992
1,115,000 Charles River Laboratories International, Inc.,
3.75%, 3/15/29, Callable 3/15/24 @ 101.88(a) 960,294
814,000 Charles River Laboratories International, Inc.,
4.00%, 3/15/31, Callable 3/15/26 @ 102(a) 686,813
350,000 IQVIA, Inc., 5.00%, 5/15/27, Callable 11/6/23 @
101.25(a) 329,437
211,000 PRA Health Sciences, Inc., 2.88%, 7/15/26, Callable
11/6/23 @ 101.44(a) 190,428
6,760,670
Media ( 1 .2% ):
350,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
5.50%, 5/1/26, Callable 11/6/23 @ 100.92(a) 337,750
6,500,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
5.13%, 5/1/27, Callable 11/6/23 @ 101.71(a) 6,045,000
5,511,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 2/1/28, Callable 10/23/23 @ 101.67(a) 5,001,232
754,000 Lamar Media Corp., 3.75%, 2/15/28, Callable
10/23/23 @ 101.88 669,175
124,000 Lamar Media Corp., 4.88%, 1/15/29, Callable
1/15/24 @ 102.44 112,840
120,000 Lamar Media Corp., 3.63%, 1/15/31, Callable
1/15/26 @ 101.81 97,200
12,263,197
Oil, Gas & Consumable Fuels ( 0 .0%
†
):
94,000 Pioneer Natural Resources Co., 1.13%, 1/15/26,
Callable 12/15/25 @ 100 84,995
194,000 Pioneer Natural Resources Co., 5.10%, 3/29/26 191,591
237,000 Pioneer Natural Resources Co., 2.15%, 1/15/31,
Callable 10/15/30 @ 100 187,096
463,682
Principal Amount Value
Corporate Bonds, continued
Passenger Airlines ( 0 .2% ):
$ 1,628,408 Mileage Plus Holdings LLC/Mileage Plus Intellectual
Property Assets, Ltd., 6.50%, 6/20/27, Callable
11/6/23 @ 103.25(a) $ 1,612,124
Professional Services ( 0 .1% ):
228,000 Black Knight InfoServ LLC, 3.63%, 9/1/28, Callable
10/16/23 @ 101.81(a) 204,345
722,000 Korn Ferry, 4.63%, 12/15/27, Callable 11/6/23 @
102.31(a) 664,240
868,585
Semiconductors & Semiconductor Equipment ( 0 .0%
†
):
248,000 Entegris Escrow Corp., 4.75%, 4/15/29, Callable
1/15/29 @ 100(a) 221,960
Software ( 0 .1% ):
306,000 Clarivate Science Holdings Corp., 3.88%, 7/1/28,
Callable 6/30/24 @ 101.94(a) 264,690
220,000 Clarivate Science Holdings Corp., 4.88%, 7/1/29,
Callable 6/30/24 @ 102.44(a) 187,000
60,000 Crowdstrike Holdings, Inc., 3.00%, 2/15/29, Callable
2/15/24 @ 101.5 50,400
150,000 PTC, Inc., 4.00%, 2/15/28, Callable 11/6/23 @
102(a) 134,437
636,527
Specialized REITs ( 0 .1% ):
1,414,000 SBA Communications Corp., 3.88%, 2/15/27,
Callable 10/16/23 @ 101.94 1,297,345
63,000 SBA Tower Trust, 6.60%, 1/15/28, Callable 1/15/27
@ 100(a) 63,299
1,360,644
Total Corporate Bonds (Cost $108,735,636) 104,304,329
Yankee Debt Obligations ( 0 .2% ):
Commercial Services & Supplies ( 0 .1% ):
478,000 GFL Environmental, Inc., 4.00%, 8/1/28, Callable
10/16/23 @ 102(a) 415,860
1,113,000 GFL Environmental, Inc., 4.75%, 6/15/29, Callable
6/15/24 @ 102.38(a) 985,005
476,000 GFL Environmental, Inc., 4.38%, 8/15/29, Callable
8/15/24 @ 102.19(a) 411,740
1,812,605
Electrical Equipment ( 0 .1% ):
260,000 Sensata Technologies BV, 5.63%, 11/1/24(a) 256,425
565,000 Sensata Technologies BV, 5.00%, 10/1/25(a) 545,931
802,356
Total Yankee Debt Obligations (Cost $2,699,937) 2,614,961
U.S. Treasury Obligations ( 11 .1% ):
U.S. Treasury Notes ( 11 .1% ):
15,441,600 4.13%, 11/15/32 14,896,318
44,711,300 3.50%, 2/15/33 41,036,590
54,420,500 3.38%, 5/15/33 49,369,597
11,396,600 3.88%, 8/15/33 10,771,568
116,074,073
Total U.S. Treasury Obligations (Cost $123,471,046) 116,074,073

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of September 30, 2023 .
Shares Value
Short-Term Security Held as Collateral for Securities on Loan
( 0 .3% ):
$ 3,446,253 BlackRock Liquidity FedFund, Institutional Class,
4.36%(b)(c) $ 3,446,253
Total Short-Term Security Held as Collateral for Securities on Loan
(Cost $3,446,253) 3,446,253
Shares Value
Unaffiliated Investment Company ( 1 .7% ):
Money Markets ( 1 .7% ):
17,375,399 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 5.24%(c) $ 17,375,399
Total Unaffiliated Investment Company (Cost $17,375,399) 17,375,399
Total Investment Securities
(Cost $986,461,772) — 101.6% 1,064,485,457
Net other assets (liabilities) — (1.6)% (16,478,358)
Net Assets — 100.0% $ 1,048,007,099
EURIBOR RFR - Euro Interbank Offered Rate Risk-Free Rate
LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate
^ This security or a partial position of this security was on loan as of September 30, 2023. The total value of securities on loan as of September 30, 2023 was $3,409,385.
† Represents less than 0.05%.
* Non-income producing security.
(a) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(b) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2023.
(c) The rate represents the effective yield at September 30, 2023.

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Options Contracts
At September 30, 2023, the Fund's over-the-counter options written were as follows:
Description Counterparty Put/ Call Strike Price Expiration Date Contracts
Notional
Amount (a) Fair Value
Abbvie, Inc. JPMorgan Chase Call 145.00 USD 1/19/24 7 $ 1,015 $ (6,628)
Abbvie, Inc. JPMorgan Chase Call 150.00 USD 1/19/24 7 1,050 (4,561)
Abbvie, Inc. JPMorgan Chase Call 175.00 USD 1/19/24 59 10,325 (2,960)
Abbvie, Inc. JPMorgan Chase Call 180.00 USD 1/19/24 90 16,200 (2,520)
Abbvie, Inc. JPMorgan Chase Call 185.00 USD 1/19/24 31 5,735 (478)
Abbvie, Inc. JPMorgan Chase Call 195.00 USD 1/19/24 31 6,045 (140)
Abbvie, Inc. JPMorgan Chase Call 200.00 USD 1/19/24 31 6,200 (73)
Abbvie, Inc. Citigroup Call 160.00 USD 1/20/25 94 15,040 (102,353)
Abbvie, Inc. Citigroup Call 165.00 USD 1/20/25 94 15,510 (84,005)
Abbvie, Inc. Citigroup Call 175.00 USD 1/20/25 120 21,000 (71,220)
Alphabet, Inc. Wells Fargo Call 120.00 USD 1/19/24 276 33,120 (454,460)
Alphabet, Inc. Citigroup Call 142.00 USD 1/19/24 142 20,164 (62,480)
Amazon Com, Inc. Wells Fargo Call 132.50 USD 1/19/24 212 28,090 (166,663)
Amazon.com, Inc. Wells Fargo Call 120.00 USD 1/19/24 91 10,920 (134,259)
Amazon.com, Inc. Wells Fargo Call 135.00 USD 1/19/24 152 20,520 (103,353)
Analog Devices, Inc. UBS Call 200.00 USD 1/19/24 37 7,400 (10,595)
Analog Devices, Inc. UBS Call 210.00 USD 1/19/24 7 1,470 (1,024)
Analog Devices, Inc. UBS Call 210.00 USD 6/21/24 7 1,470 (4,074)
Analog Devices, Inc. UBS Call 220.00 USD 6/21/24 7 1,540 (2,820)
Apple, Inc. JPMorgan Chase Call 195.00 USD 1/19/24 85 16,575 (17,250)
Apple, Inc. JPMorgan Chase Call 200.00 USD 1/19/24 71 14,200 (9,717)
Apple, Inc. JPMorgan Chase Call 205.00 USD 1/19/24 14 2,870 (1,283)
Becton Dickinson And Co. Goldman Sachs Call 270.00 USD 1/19/24 46 12,420 (34,126)
Becton Dickinson And Co. Goldman Sachs Call 280.00 USD 1/19/24 45 12,600 (18,037)
Becton Dickinson And Co. Goldman Sachs Call 290.00 USD 1/19/24 31 8,990 (6,323)
Becton Dickinson And Co. Goldman Sachs Call 300.00 USD 1/19/24 31 9,300 (3,120)
CME Group, Inc. Wells Fargo Call 190.00 USD 1/19/24 11 2,090 (16,725)
CME Group, Inc. Wells Fargo Call 200.00 USD 1/19/24 11 2,200 (9,141)
CME Group, Inc. Wells Fargo Call 210.00 USD 1/19/24 11 2,310 (4,158)
Danaher Corp. JPMorgan Chase Call 290.00 USD 1/19/24 76 22,040 (17,349)
Danaher Corp. JPMorgan Chase Call 300.00 USD 1/19/24 16 4,800 (2,173)
Danaher Corp. JPMorgan Chase Call 310.00 USD 1/19/24 16 4,960 (1,274)
Danaher Corp. JPMorgan Chase Call 320.00 USD 1/19/24 16 5,120 (738)
Equifax, Inc. Citigroup Call 220.00 USD 12/15/23 71 15,620 (8,467)
Equifax, Inc. Citigroup Call 240.00 USD 12/15/23 88 21,120 (2,643)
Equifax, Inc. Citigroup Call 230.00 USD 1/19/24 8 1,840 (856)
Equifax, Inc. Citigroup Call 240.00 USD 1/19/24 8 1,920 (465)
Exelon Corp. JPMorgan Chase Call 45.00 USD 1/19/24 428 19,260 (5,890)
Exelon Corp. JPMorgan Chase Call 47.00 USD 1/19/24 102 4,794 (605)
Exelon Corp. JPMorgan Chase Call 50.00 USD 1/19/24 117 5,850 (188)
Exelon Corp. JPMorgan Chase Call 47.00 USD 6/21/24 14 658 (564)
Fortive Corp. Citigroup Call 75.00 USD 12/15/23 14 1,050 (4,377)
Fortive Corp. Citigroup Call 80.00 USD 12/15/23 14 1,120 (1,631)
GE Healthcare Technology Wells Fargo Call 85.00 USD 1/19/24 28 2,380 (1,040)
GE Healthcare Technology Wells Fargo Call 90.00 USD 1/19/24 85 7,650 (1,310)
General Electric Co. Wells Fargo Call 95.00 USD 1/19/24 102 9,690 (190,439)
General Electric Co. Wells Fargo Call 110.00 USD 1/19/24 167 18,370 (132,963)
General Electric Co. Wells Fargo Call 115.00 USD 1/19/24 167 19,205 (90,343)
Hilton Worldwide Holdings Wells Fargo Call 140.00 USD 1/19/24 16 2,240 (25,856)
Hilton Worldwide Holdings Wells Fargo Call 155.00 USD 1/19/24 45 6,975 (30,963)
Hilton Worldwide Holdings Wells Fargo Call 160.00 USD 1/19/24 29 4,640 (13,790)
Ingersoll Rand, Inc. Goldman Sachs Call 60.00 USD 12/15/23 61 3,660 (32,216)
Ingersoll Rand, Inc. Goldman Sachs Call 75.00 USD 12/15/23 70 5,250 (2,356)
Intercontinental Exchange, Inc. Citigroup Call 115.00 USD 1/19/24 88 10,120 (28,441)
Intuit, Inc. UBS Call 480.00 USD 1/19/24 16 7,680 (89,008)
Keurig Dr Pepper, Inc. Citigroup Call 37.00 USD 1/19/24 80 2,960 (753)
Keurig Dr Pepper, Inc. Citigroup Call 40.00 USD 1/19/24 79 3,160 (120)

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Description Counterparty Put/ Call Strike Price Expiration Date Contracts
Notional
Amount(a) Fair Value
KKR Co., Inc. UBS Call 55.00 USD 1/19/24 147 $ 8,085 $ (130,403)
KKR Co., Inc. UBS Call 65.00 USD 1/19/24 14 910 (3,841)
KKR Co., Inc. UBS Call 65.00 USD 6/21/24 14 910 (7,771)
Linde plc Wells Fargo Call 395.00 USD 1/19/24 8 3,160 (7,068)
Linde plc Wells Fargo Call 410.00 USD 1/19/24 8 3,280 (3,692)
Marsh McLennan Cos., Inc. Goldman Sachs Call 190.00 USD 1/19/24 66 12,540 (63,096)
Marsh McLennan Cos., Inc. Goldman Sachs Call 200.00 USD 1/19/24 8 1,600 (3,500)
Mastercard, Inc. Goldman Sachs Call 380.00 USD 1/19/24 31 11,780 (98,790)
Mastercard, Inc. Goldman Sachs Call 400.00 USD 1/19/24 82 32,800 (156,714)
Mastercard, Inc. Goldman Sachs Call 405.00 USD 1/19/24 8 3,240 (13,128)
Mastercard, Inc. Goldman Sachs Call 410.00 USD 1/19/24 44 18,040 (61,351)
Mastercard, Inc. Goldman Sachs Call 420.00 USD 1/19/24 38 15,960 (37,187)
Mastercard, Inc. Goldman Sachs Call 425.00 USD 1/19/24 8 3,400 (6,481)
Mastercard, Inc. Goldman Sachs Call 430.00 USD 1/19/24 31 13,330 (20,660)
Meta Plateform, Inc. Call 290.00 USD 1/19/24 71 20,590 (236,439)
Microsoft Corp. UBS Call 360.00 USD 1/19/24 29 10,440 (13,244)
Microsoft Corp. UBS Call 365.00 USD 1/19/24 11 4,015 (4,145)
Microsoft Corp. UBS Call 375.00 USD 1/19/24 29 10,875 (7,382)
Microsoft Corp. UBS Call 385.00 USD 1/19/24 11 4,235 (1,870)
New Linde plc Wells Fargo Call 390.00 USD 1/19/24 30 11,700 (32,332)
NXP Semiconductors NV Wells Fargo Call 190.00 USD 1/19/24 59 11,210 (125,375)
NXP Semiconductors NV Wells Fargo Call 195.00 USD 1/19/24 93 18,135 (169,171)
NXP Semiconductors NV Wells Fargo Call 200.00 USD 1/19/24 59 11,800 (90,822)
NXP Semiconductors NV Wells Fargo Call 210.00 USD 1/19/24 14 2,940 (14,919)
NXP Semiconductors NV Wells Fargo Call 220.00 USD 1/19/24 14 3,080 (9,945)
NXP Semiconductors NV Wells Fargo Call 220.00 USD 6/21/24 11 2,420 (17,596)
PNC Financial Services Group, Inc. (The) JPMorgan Chase Call 170.00 USD 1/19/24 36 6,120 (385)
PNC Financial Services Group, Inc. (The) JPMorgan Chase Call 175.00 USD 1/19/24 59 10,325 (384)
PNC Financial Services Group, Inc. (The) JPMorgan Chase Call 185.00 USD 1/19/24 24 4,440 (56)
PNC Financial Services Group, Inc. (The) JPMorgan Chase Call 190.00 USD 1/19/24 24 4,560 (33)
PNC Financial Services Group, Inc. (The) JPMorgan Chase Call 200.00 USD 1/19/24 24 4,800 (11)
Roper Technologies, Inc. Citigroup Call 510.00 USD 2/19/24 7 3,570 (10,917)
S&P Global, Inc. UBS Call 400.00 USD 1/19/24 8 3,200 (5,004)
S&P Global, Inc. Bank of America Call 400.00 USD 1/19/24 11 4,400 (6,881)
S&P Global, Inc. UBS Call 410.00 USD 1/19/24 7 2,870 (2,869)
S&P Global, Inc. Bank of America Call 410.00 USD 1/19/24 5 2,050 (2,050)
S&P Global, Inc. Bank of America Call 420.00 USD 1/19/24 11 4,620 (2,914)
S&P Global, Inc. Bank of America Call 430.00 USD 1/19/24 5 2,150 (847)
S&P Global, Inc. Bank of America Call 450.00 USD 1/19/24 5 2,250 (339)
S&P Global, Inc. Bank of America Call 470.00 USD 1/19/24 5 2,350 (133)
Salesforce.com, Inc. Goldman Sachs Call 230.00 USD 1/19/24 22 5,060 (10,386)
Salesforce.com, Inc. Goldman Sachs Call 240.00 USD 1/19/24 22 5,280 (6,381)
Salesforce.com, Inc. Goldman Sachs Call 230.00 USD 6/21/24 7 1,610 (9,880)
Salesforce.com, Inc. Goldman Sachs Call 240.00 USD 6/21/24 7 1,680 (7,705)
Stryker Corp. Wells Fargo Call 270.00 USD 1/19/24 32 8,640 (57,349)
Stryker Corp. Wells Fargo Call 280.00 USD 1/19/24 32 8,960 (39,354)
Stryker Corp. Wells Fargo Call 290.00 USD 1/19/24 32 9,280 (25,357)
Stryker Corp. Wells Fargo Call 300.00 USD 1/19/24 32 9,600 (15,571)
Stryker Corp. Wells Fargo Call 310.00 USD 1/19/24 22 6,820 (6,409)
Stryker Corp. Wells Fargo Call 320.00 USD 1/19/24 14 4,480 (2,400)
Teledyne Technologies, Inc. JPMorgan Chase Call 460.00 USD 12/15/23 4 1,840 (1,212)
Texas Instruments, Inc. Bank of America Call 180.00 USD 1/19/24 62 11,160 (14,160)
Texas Instruments, Inc. Bank of America Call 190.00 USD 1/19/24 83 15,770 (8,241)
Texas Instruments, Inc. Bank of America Call 195.00 USD 1/19/24 83 16,185 (5,342)
Texas Instruments, Inc. Bank of America Call 200.00 USD 1/19/24 245 49,000 (10,130)
Texas Instruments, Inc. Bank of America Call 195.00 USD 6/21/24 14 2,730 (4,983)
Texas Instruments, Inc. Bank of America Call 200.00 USD 6/21/24 14 2,800 (3,991)
Thermo Fisher Scientific, Inc. Citigroup Call 560.00 USD 1/19/24 4 2,240 (3,457)
Thermo Fisher Scientific, Inc. Citigroup Call 590.00 USD 1/19/24 4 2,360 (1,474)
Thermo Fisher Scientific, Inc. Citigroup Call 600.00 USD 1/19/24 29 17,400 (7,958)

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Description Counterparty Put/ Call Strike Price Expiration Date Contracts
Notional
Amount(a) Fair Value
Thermo Fisher Scientific, Inc. JPMorgan Chase Call 610.00 USD 1/19/24 8 $ 4,880 $ (1,629)
Thermo Fisher Scientific, Inc. Citigroup Call 610.00 USD 1/19/24 11 6,710 (2,240)
Thermo Fisher Scientific, Inc. Citigroup Call 620.00 USD 1/19/24 11 6,820 (1,657)
Thermo Fisher Scientific, Inc. JPMorgan Chase Call 630.00 USD 1/19/24 8 5,040 (888)
Thermo Fisher Scientific, Inc. Citigroup Call 630.00 USD 1/19/24 11 6,930 (1,221)
Thermo Fisher Scientific, Inc. JPMorgan Chase Call 660.00 USD 1/19/24 8 5,280 (349)
Thermo Fisher Scientific, Inc. JPMorgan Chase Call 690.00 USD 1/19/24 8 5,520 (134)
Transunion Goldman Sachs Call 80.00 USD 12/15/23 29 2,320 (3,329)
UnitedHealth Group, Inc. JPMorgan Chase Call 550.00 USD 1/19/24 15 8,250 (13,255)
UnitedHealth Group, Inc. Citigroup Call 580.00 USD 1/19/24 49 28,420 (17,483)
UnitedHealth Group, Inc. JPMorgan Chase Call 600.00 USD 1/19/24 52 31,200 (9,922)
Visa, Inc. Goldman Sachs Call 230.00 USD 1/19/24 46 10,580 (57,695)
Visa, Inc. Goldman Sachs Call 240.00 USD 1/19/24 53 12,720 (38,650)
Visa, Inc. Goldman Sachs Call 245.00 USD 1/19/24 21 5,145 (11,197)
Visa, Inc. Goldman Sachs Call 250.00 USD 1/19/24 46 11,500 (17,586)
Visa, Inc. Goldman Sachs Call 260.00 USD 1/19/24 53 13,780 (10,116)
Visa, Inc. Goldman Sachs Call 250.00 USD 6/21/24 4 1,000 (4,834)
Visa, Inc. Goldman Sachs Call 260.00 USD 6/21/24 4 1,040 (3,372)
Yum! Brands, Inc. Wells Fargo Call 140.00 USD 1/19/24 211 29,540 (20,300)
Yum! Brands, Inc. Citigroup Call 145.00 USD 1/19/24 53 7,685 (2,580)
Yum! Brands, Inc. Citigroup Call 150.00 USD 1/19/24 53 7,950 (1,277)
Total (Premiums $6,871,029) $ (3,852,563)
(a) Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2023 (Unaudited)

1. Consolidation of Subsidiary
Effective as of the close of business March 10, 2023, the International Index Fund (the “Fund”) via a Purchase Agreement invested in shares of another series of the Trust managed by the Manager, the AZL MSCI Emerging Markets Equity Index Fund (the “Subsidiary”), a wholly-owned and controlled subsidiary of the Fund. As of September 30, 2023, the
Fund’s aggregate investment in the Subsidiary was $1, representing less than 0.01% of the Fund’s net assets. The Subsidiary is a disregarded entity for federal income tax purposes and holds certain Russian-based securities which have settlement restrictions. The Subsidiary’s financial statements, including its investments, and its operating results have been consolidated with those of the Fund. All intercompany transactions have been eliminated.
2. Related Party Transactions
Allianz Investment Management LLC (the “Manager”) or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which each Fund invests or is an affiliate of the security. At September 30, 2023, the following investments are noted as affiliated securities in each Fund’s Schedule of Portfolio Investments.
3. Restricted Securities
A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of
1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of September 30, 2023 are identified below.
AZL Enhanced Bond Index Fund
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
AZL Fidelity Institutional Asset Management Total Bond Fund
Value
12/31/22
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
09/30/23
Shares
as of
09/30/23
AZL Moderate Index Strategy Fund
AZL Enhanced Bond Index Fund $ 570 , 683 , 693 $ 151 , 966 $ ( 20 , 256 , 817 ) $ ( 3 , 938 , 128 ) $ ( 2 , 658 , 850 ) $ 543 , 981 , 864 58 , 117 , 720
AZL International Index Fund, Class 2 216 , 290 , 154 — ( 28 , 488 , 600 ) ( 4 , 465 , 395 ) 18 , 312 , 091 201 , 648 , 250 12 , 447 , 423
AZL Mid Cap Index Fund, Class 2 130 , 847 , 055 904 , 739 ( 16 , 644 , 206 ) ( 5 , 708 , 711 ) 11 , 587 , 762 120 , 986 , 639 6 , 070 , 579
AZL S&P 500 Index Fund, Class 2 449 , 858 , 814 — ( 84 , 768 , 620 ) ( 17 , 854 , 232 ) 74 , 357 , 363 421 , 593 , 325 22 , 096 , 086
AZL Small Cap Stock Index Fund, Class 2 65 , 801 , 250 — ( 6 , 120 , 264 ) ( 2 , 303 , 322 ) 2 , 885 , 591 60 , 263 , 255 5 , 253 , 989
$ 1 , 433 , 480 , 966 $ 1 , 056 , 705 $ ( 156 , 278 , 507 ) $ ( 34 , 269 , 788 ) $ 104 , 483 , 957
$ 1 , 348 , 473 , 333
103 , 985 , 797
AZL International Index Fund
Allianz SE, Registered Shares $ 7,909,903 $ 539,572 $ (1,760,079) $ 305,183 $ 565,757 $ 7,560,336 31,709
AZL MSCI Global Equity Index Fund
Allianz SE, Registered Shares $ 658,102 $ 52,991 $ (121,168) $ (2,272) $ 71,841 $ 659,494 2,766
BlackRock Inc., Class A 781,618 59,346 (102,337) (26,611) (45,485) 666,531 1,031
$ 1,439,720 $ 112,337 $ (223,505) $ (28,883) $ 26,356
$ 1,326,025
3,797
AZL Russell 1000 Value Index Fund
BlackRock Inc., Class A $ 5,336,693 $ 57,154 $ (1,810,785) $ (220,843) $ (166,619) $ 3,195,600 4,943
Security
Acquisition
Date(a)
Acquisition
Cost
Shares or
Principal
Amount Value
Percentage of Net
Assets
Signal Peak CLO 4, Ltd., Series 2017-4A, Class XR, 6.56%,
10/26/34 3/16/23 $ 1,474,500 1,500,000 $ 1,497, 061 0.05%
Security
Acquisition
Date(a)
Acquisition
Cost
Shares or
Principal
Amount Value
Percentage of Net
Assets
Sanchez Energy Corp., 7.25%, 2/15/23
10/30/18 $ 286,488 278,000 $ – 0.00%
Acquisition
Date (a)
Acquisition
Cost
Shares or
Principal
Amount Value
Percentage of Net
Assets
Sanchez Energy Corp., 7.25%, 2/15/23
10/30/18 $ 420,525 408,000 $ – 0.00%
(a) Acquisition date represents the initial purchase date of the security.